UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 to June 30, 2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Balanced Income Portfolio Class ADV - IIFAX

Voya Balanced Income Portfolio Class I - IIFIX

Voya Balanced Income Portfolio Class S - IIFSX

Voya Balanced Income Portfolio Class S2 - IIFTX

Voya Government Liquid Assets Portfolio Class I - IPLXX

Voya Government Liquid Assets Portfolio Class S - ISPXX

Voya Government Liquid Assets Portfolio Class S2 - ITLXX

Voya High Yield Portfolio Class ADV - IPYAX

Voya High Yield Portfolio Class I - IPIMX

Voya High Yield Portfolio Class S - IPHYX

Voya High Yield Portfolio Class S2 - IPYSX

Voya Inflation Protected Bond Plus Portfolio Class ADV - IBRAX

Voya Inflation Protected Bond Plus Portfolio Class I - IBRIX

Voya Large Cap Growth Portfolio Class ADV - IEOPX

Voya Large Cap Growth Portfolio Class I - IEOHX

Voya Large Cap Growth Portfolio Class R6 - VRLCX

Voya Large Cap Growth Portfolio Class S - IEOSX

Voya Large Cap Growth Portfolio Class S2 - IEOTX

Voya Limited Maturity Bond Portfolio Class ADV - IMBAX

Voya Limited Maturity Bond Portfolio Class I - ILBPX

Voya Limited Maturity Bond Portfolio Class S - ILMBX

Voya Retirement Aggressive Portfolio Class ADV - IRGPX

Voya Retirement Aggressive Portfolio Class I - IIRGX

Voya Retirement Conservative Portfolio Class ADV - IRCAX

Voya Retirement Conservative Portfolio Class I - IRCPX

Voya Retirement Moderately Aggressive Portfolio Class ADV - IRMGX

Voya Retirement Moderately Aggressive Portfolio Class I - IRGMX

Voya Retirement Moderate Portfolio Class ADV - IRMPX

Voya Retirement Moderate Portfolio Class I - IRMIX

Voya U.S. Stock Index Portfolio Class ADV - ISIVX

Voya U.S. Stock Index Portfolio Class I - INGIX

Voya U.S. Stock Index Portfolio Class S - ISJBX

Voya U.S. Stock Index Portfolio Class S2 - ISIPX

Voya VACS Index Series S Portfolio Portfolio - VVIPX

VY® CBRE Global Real Estate Portfolio Class ADV - ICRNX

VY® CBRE Global Real Estate Portfolio Class I - IRGIX

VY® CBRE Global Real Estate Portfolio Class S - IRGTX

VY® CBRE Global Real Estate Portfolio Class S2 - IRGSX

VY® Columbia Real Estate Portfolio Class ADV - ICRPX

VY® Columbia Real Estate Portfolio Class I - IVRIX

VY® Columbia Real Estate Portfolio Class S - IVRSX

VY® Columbia Real Estate Portfolio Class S2 - IVRTX

VY® Invesco Growth and Income Portfolio Class ADV - IVGAX

VY® Invesco Growth and Income Portfolio Class I - IVGIX

VY® Invesco Growth and Income Portfolio Class S - IVGSX

VY® Invesco Growth and Income Portfolio Class S2 - IVITX

VY® JPMorgan Emerging Markets Equity Portfolio Class ADV - IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio Class I - IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio Class S - IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio Class S2 - IJPTX

VY® JPMorgan Small Cap Core Equity Portfolio Class ADV - IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio Class I - IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio Class R6 - VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio Class S - IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio Class S2 - IJSTX

VY® Morgan Stanley Global Franchise Portfolio Class ADV - IGFAX

VY® Morgan Stanley Global Franchise Portfolio Class R6 - VPRDX

VY® Morgan Stanley Global Franchise Portfolio Class S - IVGTX

VY® Morgan Stanley Global Franchise Portfolio Class S2 - IGFSX

VY® T. Rowe Price Capital Appreciation Portfolio Class ADV - ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio Class I - ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio Class R6 - VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio Class S - ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio Class S2 - ITCTX

Class ADV: IIFAX

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$49	0.97%

Fund Statistics

  Total Net Assets$264,126,177
  # of Portfolio Holdings389
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Core Bond ETF	27.9%
Voya Multi-Sector Income ETF	27.8%
iShares Core S&P Mid-Cap ETF	4.4%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.1%
Alphabet, Inc. - Class A	2.0%
NVIDIA Corp.	1.7%
Apple, Inc.	1.1%
Microsoft Corp.	1.0%
Broadcom, Inc.	0.8%
Micron Technology, Inc.	0.8%

Investment Type Allocation

Exchange-Traded Funds
60.6%
Common Stock
35.9%
Mutual Funds
2.1%
Preferred Stock
0.0%
Assets in Excess of Other Liabilities
1.4%
0%
10%
20%
30%
40%
50%
60%
70%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Preferred Stock	0.0%
Mutual Funds	2.1%
Common Stock	35.9%
Exchange-Traded Funds	60.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIFAX

Voya Balanced Income Portfolio

92914E705-SAR

Class I: IIFIX

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$19	0.38%

Fund Statistics

  Total Net Assets$264,126,177
  # of Portfolio Holdings389
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Core Bond ETF	27.9%
Voya Multi-Sector Income ETF	27.8%
iShares Core S&P Mid-Cap ETF	4.4%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.1%
Alphabet, Inc. - Class A	2.0%
NVIDIA Corp.	1.7%
Apple, Inc.	1.1%
Microsoft Corp.	1.0%
Broadcom, Inc.	0.8%
Micron Technology, Inc.	0.8%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Preferred Stock	0.0%
Mutual Funds	2.1%
Common Stock	35.9%
Exchange-Traded Funds	60.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIFIX

Voya Balanced Income Portfolio

92914E606-SAR

Class S: IIFSX

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.68%

Fund Statistics

  Total Net Assets$264,126,177
  # of Portfolio Holdings389
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Core Bond ETF	27.9%
Voya Multi-Sector Income ETF	27.8%
iShares Core S&P Mid-Cap ETF	4.4%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.1%
Alphabet, Inc. - Class A	2.0%
NVIDIA Corp.	1.7%
Apple, Inc.	1.1%
Microsoft Corp.	1.0%
Broadcom, Inc.	0.8%
Micron Technology, Inc.	0.8%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Preferred Stock	0.0%
Mutual Funds	2.1%
Common Stock	35.9%
Exchange-Traded Funds	60.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IIFSX

Voya Balanced Income Portfolio

92914E507-SAR

Class S2: IIFTX

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$39	0.77%

Fund Statistics

  Total Net Assets$264,126,177
  # of Portfolio Holdings389
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Core Bond ETF	27.9%
Voya Multi-Sector Income ETF	27.8%
iShares Core S&P Mid-Cap ETF	4.4%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.1%
Alphabet, Inc. - Class A	2.0%
NVIDIA Corp.	1.7%
Apple, Inc.	1.1%
Microsoft Corp.	1.0%
Broadcom, Inc.	0.8%
Micron Technology, Inc.	0.8%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Preferred Stock	0.0%
Mutual Funds	2.1%
Common Stock	35.9%
Exchange-Traded Funds	60.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIFTX

Voya Balanced Income Portfolio

92914E408-SAR

Class I: IPLXX

Voya Government Liquid Assets Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.28%

Fund Statistics

  Total Net Assets$1,179,391,376
  # of Portfolio Holdings19

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.3)%
U.S. Treasury Repurchase Agreements	17.2%
U.S. Government Agency Debt	39.9%
U.S. Treasury Debt	43.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPLXX

Voya Government Liquid Assets Portfolio

92914F835-SAR

Class S: ISPXX

Voya Government Liquid Assets Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.53%

Fund Statistics

  Total Net Assets$1,179,391,376
  # of Portfolio Holdings19

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.3)%
U.S. Treasury Repurchase Agreements	17.2%
U.S. Government Agency Debt	39.9%
U.S. Treasury Debt	43.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISPXX

Voya Government Liquid Assets Portfolio

92914F843-SAR

Class S2: ITLXX

Voya Government Liquid Assets Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.68%

Fund Statistics

  Total Net Assets$1,179,391,376
  # of Portfolio Holdings19

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.3)%
U.S. Treasury Repurchase Agreements	17.2%
U.S. Government Agency Debt	39.9%
U.S. Treasury Debt	43.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITLXX

Voya Government Liquid Assets Portfolio

92914F827-SAR

Class ADV: IPYAX

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$54	1.08%

Fund Statistics

  Total Net Assets$313,781,266
  # of Portfolio Holdings123
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
OneMain Finance Corp., 7.125%, 09/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
NRG Energy, Inc., 6.250%, 11/01/34	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.3%
OAK-Eagle Acquireco, Inc., 8.750%, 07/01/34	1.3%
Paramount Global, 6.875%, 04/30/36	1.2%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.2%

Investment Type Allocation

Corporate Bonds/Notes
95.3%
Convertible Bonds/Notes
0.7%
Other
0.0%
Preferred Stock
0.0%
Common Stock
0.0%
Assets in Excess of Other Liabilities
4.0%
0%
20%
40%
60%
80%
100%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.0%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	95.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IPYAX

Voya High Yield Portfolio

92914E101-SAR

Class I: IPIMX

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$24	0.48%

Fund Statistics

  Total Net Assets$313,781,266
  # of Portfolio Holdings123
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
OneMain Finance Corp., 7.125%, 09/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
NRG Energy, Inc., 6.250%, 11/01/34	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.3%
OAK-Eagle Acquireco, Inc., 8.750%, 07/01/34	1.3%
Paramount Global, 6.875%, 04/30/36	1.2%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.2%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.0%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	95.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIMX

Voya High Yield Portfolio

92914E309-SAR

Class S: IPHYX

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$36	0.73%

Fund Statistics

  Total Net Assets$313,781,266
  # of Portfolio Holdings123
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
OneMain Finance Corp., 7.125%, 09/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
NRG Energy, Inc., 6.250%, 11/01/34	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.3%
OAK-Eagle Acquireco, Inc., 8.750%, 07/01/34	1.3%
Paramount Global, 6.875%, 04/30/36	1.2%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.2%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.0%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	95.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPHYX

Voya High Yield Portfolio

92914G759-SAR

Class S2: IPYSX

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$44	0.88%

Fund Statistics

  Total Net Assets$313,781,266
  # of Portfolio Holdings123
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
OneMain Finance Corp., 7.125%, 09/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
NRG Energy, Inc., 6.250%, 11/01/34	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.3%
OAK-Eagle Acquireco, Inc., 8.750%, 07/01/34	1.3%
Paramount Global, 6.875%, 04/30/36	1.2%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.2%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.0%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	95.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IPYSX

Voya High Yield Portfolio

92914G742-SAR

Class ADV: IBRAX

Voya Inflation Protected Bond Plus Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$60	1.20%

Fund Statistics

  Total Net Assets$144,753,943
  # of Portfolio Holdings342
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Freddie Mac REMIC Trust - Class DF, 5.078%, 05/25/54	3.1%
United States Treasury Notes, 4.125%, 06/30/28	1.4%
Zaxbys Funding LLC - Class A2, 3.238%, 07/30/51	1.3%
Sabal Issuer LLC - Class A1, 6.000%, 05/02/61	1.2%
Freddie Mac REMIC Trust - Class FE, 4.978%, 11/25/54	1.1%
Pagaya AI Debt Trust - Class B, 5.688%, 01/17/33	1.1%
Octagon 75 Ltd. - Class A1, 4.864%, 01/22/38	1.0%
Freddie Mac REMIC Trust - Class FH, 4.728%, 10/25/54	1.0%
Taco Bell Funding LLC - Class A2I, 4.821%, 08/25/55	1.0%
SMB Private Education Loan Trust - Class A1A, 5.130%, 04/15/54	1.0%

Investment Type Allocation

Asset-Backed Securities
26.9%
Commercial Mortgage-Backed Securities
19.3%
Corporate Bonds/Notes
17.3%
Collateralized Mortgage Obligations
16.4%
U.S. Treasury Obligations
15.3%
Assets in Excess of Other Liabilities
4.8%
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
U.S. Treasury Obligations	15.3%
Collateralized Mortgage Obligations	16.4%
Corporate Bonds/Notes	17.3%
Commercial Mortgage-Backed Securities	19.3%
Asset-Backed Securities	26.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IBRAX

Voya Inflation Protected Bond Plus Portfolio

92914C667-SAR

Class I: IBRIX

Voya Inflation Protected Bond Plus Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$30	0.60%

Fund Statistics

  Total Net Assets$144,753,943
  # of Portfolio Holdings342
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Freddie Mac REMIC Trust - Class DF, 5.078%, 05/25/54	3.1%
United States Treasury Notes, 4.125%, 06/30/28	1.4%
Zaxbys Funding LLC - Class A2, 3.238%, 07/30/51	1.3%
Sabal Issuer LLC - Class A1, 6.000%, 05/02/61	1.2%
Freddie Mac REMIC Trust - Class FE, 4.978%, 11/25/54	1.1%
Pagaya AI Debt Trust - Class B, 5.688%, 01/17/33	1.1%
Octagon 75 Ltd. - Class A1, 4.864%, 01/22/38	1.0%
Freddie Mac REMIC Trust - Class FH, 4.728%, 10/25/54	1.0%
Taco Bell Funding LLC - Class A2I, 4.821%, 08/25/55	1.0%
SMB Private Education Loan Trust - Class A1A, 5.130%, 04/15/54	1.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
U.S. Treasury Obligations	15.3%
Collateralized Mortgage Obligations	16.4%
Corporate Bonds/Notes	17.3%
Commercial Mortgage-Backed Securities	19.3%
Asset-Backed Securities	26.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IBRIX

Voya Inflation Protected Bond Plus Portfolio

92914C675-SAR

Class ADV: IEOPX

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$60	1.17%

Fund Statistics

  Total Net Assets$3,706,604,368
  # of Portfolio Holdings63
  Portfolio Turnover Rate52%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	12.4%
NVIDIA Corp.	11.8%
Broadcom, Inc.	4.2%
Apple, Inc.	4.0%
Advanced Micro Devices, Inc.	3.8%
State Street Technology Select Sector SPDR ETF	3.7%
Sandisk Corp.	3.6%
Visa, Inc. - Class A	3.2%
Eli Lilly & Co.	2.8%
Lam Research Corp.	2.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.3%
Preferred Stock	0.2%
Exchange-Traded Funds	4.7%
Common Stock	95.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	48.2%
Communication Services	15.2%
Industrials	8.4%
Consumer Discretionary	8.2%
Health Care	6.5%
Exchange-Traded Funds	4.7%
Financials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Real Estate	0.6%
Utilities	0.6%
Energy	0.4%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IEOPX

Voya Large Cap Growth Portfolio

92914G783-SAR

Class I: IEOHX

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$35	0.67%

Fund Statistics

  Total Net Assets$3,706,604,368
  # of Portfolio Holdings63
  Portfolio Turnover Rate52%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	12.4%
NVIDIA Corp.	11.8%
Broadcom, Inc.	4.2%
Apple, Inc.	4.0%
Advanced Micro Devices, Inc.	3.8%
State Street Technology Select Sector SPDR ETF	3.7%
Sandisk Corp.	3.6%
Visa, Inc. - Class A	3.2%
Eli Lilly & Co.	2.8%
Lam Research Corp.	2.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.3%
Preferred Stock	0.2%
Exchange-Traded Funds	4.7%
Common Stock	95.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	48.2%
Communication Services	15.2%
Industrials	8.4%
Consumer Discretionary	8.2%
Health Care	6.5%
Exchange-Traded Funds	4.7%
Financials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Real Estate	0.6%
Utilities	0.6%
Energy	0.4%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEOHX

Voya Large Cap Growth Portfolio

92914G775-SAR

Class R6: VRLCX

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$35	0.67%

Fund Statistics

  Total Net Assets$3,706,604,368
  # of Portfolio Holdings63
  Portfolio Turnover Rate52%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	12.4%
NVIDIA Corp.	11.8%
Broadcom, Inc.	4.2%
Apple, Inc.	4.0%
Advanced Micro Devices, Inc.	3.8%
State Street Technology Select Sector SPDR ETF	3.7%
Sandisk Corp.	3.6%
Visa, Inc. - Class A	3.2%
Eli Lilly & Co.	2.8%
Lam Research Corp.	2.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.3%
Preferred Stock	0.2%
Exchange-Traded Funds	4.7%
Common Stock	95.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	48.2%
Communication Services	15.2%
Industrials	8.4%
Consumer Discretionary	8.2%
Health Care	6.5%
Exchange-Traded Funds	4.7%
Financials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Real Estate	0.6%
Utilities	0.6%
Energy	0.4%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VRLCX

Voya Large Cap Growth Portfolio

92914G460-SAR

Class S: IEOSX

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$48	0.92%

Fund Statistics

  Total Net Assets$3,706,604,368
  # of Portfolio Holdings63
  Portfolio Turnover Rate52%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	12.4%
NVIDIA Corp.	11.8%
Broadcom, Inc.	4.2%
Apple, Inc.	4.0%
Advanced Micro Devices, Inc.	3.8%
State Street Technology Select Sector SPDR ETF	3.7%
Sandisk Corp.	3.6%
Visa, Inc. - Class A	3.2%
Eli Lilly & Co.	2.8%
Lam Research Corp.	2.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.3%
Preferred Stock	0.2%
Exchange-Traded Funds	4.7%
Common Stock	95.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	48.2%
Communication Services	15.2%
Industrials	8.4%
Consumer Discretionary	8.2%
Health Care	6.5%
Exchange-Traded Funds	4.7%
Financials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Real Estate	0.6%
Utilities	0.6%
Energy	0.4%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IEOSX

Voya Large Cap Growth Portfolio

92914G817-SAR

Class S2: IEOTX

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$55	1.07%

Fund Statistics

  Total Net Assets$3,706,604,368
  # of Portfolio Holdings63
  Portfolio Turnover Rate52%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	12.4%
NVIDIA Corp.	11.8%
Broadcom, Inc.	4.2%
Apple, Inc.	4.0%
Advanced Micro Devices, Inc.	3.8%
State Street Technology Select Sector SPDR ETF	3.7%
Sandisk Corp.	3.6%
Visa, Inc. - Class A	3.2%
Eli Lilly & Co.	2.8%
Lam Research Corp.	2.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.3%
Preferred Stock	0.2%
Exchange-Traded Funds	4.7%
Common Stock	95.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	48.2%
Communication Services	15.2%
Industrials	8.4%
Consumer Discretionary	8.2%
Health Care	6.5%
Exchange-Traded Funds	4.7%
Financials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Real Estate	0.6%
Utilities	0.6%
Energy	0.4%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IEOTX

Voya Large Cap Growth Portfolio

92914G767-SAR

Class ADV: IMBAX

Voya Limited Maturity Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$43	0.87%

Fund Statistics

  Total Net Assets$337,309,525
  # of Portfolio Holdings565
  Portfolio Turnover Rate58%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.000%, 01/15/27	2.9%
Freddie Mac REMIC Trust - Class F, 4.678%, 12/25/55	2.0%
Freddie Mac REMIC Trust - Class DF, 5.078%, 05/25/54	1.0%
United States Treasury Notes, 4.125%, 06/15/29	0.9%
United States Treasury Notes, 4.125%, 06/30/28	0.9%
Fannie Mae REMIC Trust - Class FD, 4.978%, 04/25/54	0.8%
Fannie Mae REMIC Trust - Class FH, 4.878%, 01/25/55	0.8%
Fannie Mae REMIC Trust - Class DF, 4.878%, 12/25/54	0.7%
Ginnie Mae - Class FN, 4.659%, 11/20/55	0.6%
Ginnie Mae - Class FC, 4.211%, 07/20/70	0.6%

Investment Type Allocation

Corporate Bonds/Notes
41.8%
Asset-Backed Securities
17.4%
Commercial Mortgage-Backed Securities
14.6%
Collateralized Mortgage Obligations
14.4%
U.S. Treasury Obligations
6.0%
U.S. Government Agency Obligations
0.0%
Assets in Excess of Other Liabilities
5.8%
0%
10%
20%
30%
40%
50%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	6.0%
Collateralized Mortgage Obligations	14.4%
Commercial Mortgage-Backed Securities	14.6%
Asset-Backed Securities	17.4%
Corporate Bonds/Notes	41.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IMBAX

Voya Limited Maturity Bond Portfolio

92914E200-SAR

Class I: ILBPX

Voya Limited Maturity Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.27%

Fund Statistics

  Total Net Assets$337,309,525
  # of Portfolio Holdings565
  Portfolio Turnover Rate58%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.000%, 01/15/27	2.9%
Freddie Mac REMIC Trust - Class F, 4.678%, 12/25/55	2.0%
Freddie Mac REMIC Trust - Class DF, 5.078%, 05/25/54	1.0%
United States Treasury Notes, 4.125%, 06/15/29	0.9%
United States Treasury Notes, 4.125%, 06/30/28	0.9%
Fannie Mae REMIC Trust - Class FD, 4.978%, 04/25/54	0.8%
Fannie Mae REMIC Trust - Class FH, 4.878%, 01/25/55	0.8%
Fannie Mae REMIC Trust - Class DF, 4.878%, 12/25/54	0.7%
Ginnie Mae - Class FN, 4.659%, 11/20/55	0.6%
Ginnie Mae - Class FC, 4.211%, 07/20/70	0.6%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	6.0%
Collateralized Mortgage Obligations	14.4%
Commercial Mortgage-Backed Securities	14.6%
Asset-Backed Securities	17.4%
Corporate Bonds/Notes	41.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ILBPX

Voya Limited Maturity Bond Portfolio

92914F793-SAR

Class S: ILMBX

Voya Limited Maturity Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.52%

Fund Statistics

  Total Net Assets$337,309,525
  # of Portfolio Holdings565
  Portfolio Turnover Rate58%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.000%, 01/15/27	2.9%
Freddie Mac REMIC Trust - Class F, 4.678%, 12/25/55	2.0%
Freddie Mac REMIC Trust - Class DF, 5.078%, 05/25/54	1.0%
United States Treasury Notes, 4.125%, 06/15/29	0.9%
United States Treasury Notes, 4.125%, 06/30/28	0.9%
Fannie Mae REMIC Trust - Class FD, 4.978%, 04/25/54	0.8%
Fannie Mae REMIC Trust - Class FH, 4.878%, 01/25/55	0.8%
Fannie Mae REMIC Trust - Class DF, 4.878%, 12/25/54	0.7%
Ginnie Mae - Class FN, 4.659%, 11/20/55	0.6%
Ginnie Mae - Class FC, 4.211%, 07/20/70	0.6%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	6.0%
Collateralized Mortgage Obligations	14.4%
Commercial Mortgage-Backed Securities	14.6%
Asset-Backed Securities	17.4%
Corporate Bonds/Notes	41.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ILMBX

Voya Limited Maturity Bond Portfolio

92914F819-SAR

Class ADV: IRGPX

Voya Retirement Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.74%

Fund Statistics

  Total Net Assets$166,103,011
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	56.2%
Voya U.S. Bond Index Portfolio - Class I	11.9%
Voya International Index Portfolio - Class I	10.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	9.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Short Duration Bond Fund - Class R6	3.5%
Voya Russell™ Small Cap Index Portfolio - Class I	3.0%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.4%
Equity	82.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	31.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	6.5%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	10.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRGPX

Voya Retirement Aggressive Portfolio

92914C709-SAR

Class I: IIRGX

Voya Retirement Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$17	0.32%

Fund Statistics

  Total Net Assets$166,103,011
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	56.2%
Voya U.S. Bond Index Portfolio - Class I	11.9%
Voya International Index Portfolio - Class I	10.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	9.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Short Duration Bond Fund - Class R6	3.5%
Voya Russell™ Small Cap Index Portfolio - Class I	3.0%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.4%
Equity	82.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	31.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	6.5%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	10.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRGX

Voya Retirement Aggressive Portfolio

92914C600-SAR

Class ADV: IRCAX

Voya Retirement Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.60%

Fund Statistics

  Total Net Assets$83,160,257
  # of Portfolio Holdings11
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Bond Index Portfolio - Class I	44.9%
Voya U.S. Stock Index Portfolio - Class I	16.6%
Voya Short Duration Bond Fund - Class R6	12.6%
Vanguard Short-Term Bond ETF	6.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	27.1%
Fixed Income	72.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	16.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.0%
Emerging Markets	2.5%
Core Fixed Income	45.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRCAX

Voya Retirement Conservative Portfolio

92914C840-SAR

Class I: IRCPX

Voya Retirement Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.35%

Fund Statistics

  Total Net Assets$83,160,257
  # of Portfolio Holdings11
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Bond Index Portfolio - Class I	44.9%
Voya U.S. Stock Index Portfolio - Class I	16.6%
Voya Short Duration Bond Fund - Class R6	12.6%
Vanguard Short-Term Bond ETF	6.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	27.1%
Fixed Income	72.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	16.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.0%
Emerging Markets	2.5%
Core Fixed Income	45.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRCPX

Voya Retirement Conservative Portfolio

92914C857-SAR

Class ADV: IRMGX

Voya Retirement Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Retirement Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$36	0.71%

Fund Statistics

  Total Net Assets$154,306,039
  # of Portfolio Holdings8
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	49.2%
Voya U.S. Bond Index Portfolio - Class I	24.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya International Index Portfolio - Class I	6.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.5%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	49.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	6.5%
Emerging Markets	3.5%
Core Fixed Income	25.0%
High Yield	2.0%
Short Duration	8.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMGX

Voya Retirement Moderately Aggressive Portfolio

92914C881-SAR

Class I: IRGMX

Voya Retirement Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Retirement Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$16	0.32%

Fund Statistics

  Total Net Assets$154,306,039
  # of Portfolio Holdings8
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	49.2%
Voya U.S. Bond Index Portfolio - Class I	24.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya International Index Portfolio - Class I	6.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.5%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	49.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	6.5%
Emerging Markets	3.5%
Core Fixed Income	25.0%
High Yield	2.0%
Short Duration	8.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGMX

Voya Retirement Moderately Aggressive Portfolio

92914C808-SAR

Class ADV: IRMPX

Voya Retirement Moderate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$34	0.66%

Fund Statistics

  Total Net Assets$241,887,213
  # of Portfolio Holdings9
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Bond Index Portfolio - Class I	37.8%
Voya U.S. Stock Index Portfolio - Class I	31.2%
Voya Short Duration Bond Fund - Class R6	10.5%
Voya International Index Portfolio - Class I	6.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%
Schwab U.S. TIPS ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	45.7%
Fixed Income	54.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	56.0%
US Mid Cap Blend	9.0%
US Small Cap	3.0%
International	10.5%
Emerging Markets	4.0%
Core Fixed Income	12.0%
High Yield	2.0%
Short Duration	3.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMPX

Voya Retirement Moderate Portfolio

92914C865-SAR

Class I: IRMIX

Voya Retirement Moderate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$16	0.32%

Fund Statistics

  Total Net Assets$241,887,213
  # of Portfolio Holdings9
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Bond Index Portfolio - Class I	37.8%
Voya U.S. Stock Index Portfolio - Class I	31.2%
Voya Short Duration Bond Fund - Class R6	10.5%
Voya International Index Portfolio - Class I	6.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%
Schwab U.S. TIPS ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	45.7%
Fixed Income	54.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	56.0%
US Mid Cap Blend	9.0%
US Small Cap	3.0%
International	10.5%
Emerging Markets	4.0%
Core Fixed Income	12.0%
High Yield	2.0%
Short Duration	3.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRMIX

Voya Retirement Moderate Portfolio

92914C873-SAR

Class ADV: ISIVX

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.79%

Fund Statistics

  Total Net Assets$2,963,916,806
  # of Portfolio Holdings515
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	2.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.4%
Financials	11.6%
Communication Services	9.5%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISIVX

Voya U.S. Stock Index Portfolio

92914G718-SAR

Class I: INGIX

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.26%

Fund Statistics

  Total Net Assets$2,963,916,806
  # of Portfolio Holdings515
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	2.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.4%
Financials	11.6%
Communication Services	9.5%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: INGIX

Voya U.S. Stock Index Portfolio

92914G734-SAR

Class S: ISJBX

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Fund Statistics

  Total Net Assets$2,963,916,806
  # of Portfolio Holdings515
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	2.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.4%
Financials	11.6%
Communication Services	9.5%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISJBX

Voya U.S. Stock Index Portfolio

92914G726-SAR

Class S2: ISIPX

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.66%

Fund Statistics

  Total Net Assets$2,963,916,806
  # of Portfolio Holdings515
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	2.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.4%
Financials	11.6%
Communication Services	9.5%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISIPX

Voya U.S. Stock Index Portfolio

92914C766-SAR

Portfolio: VVIPX

Voya VACS Index Series S Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya VACS Index Series S Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.15%

Fund Statistics

  Total Net Assets$4,435,807,603
  # of Portfolio Holdings506
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.9%
Common Stock	98.0%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.2%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.8%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	1.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIPX

Voya VACS Index Series S Portfolio

92914G296-SAR

Class ADV: ICRNX

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$93	1.80%

Fund Statistics

  Total Net Assets$108,856,371
  # of Portfolio Holdings78
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Welltower, Inc.	10.1%
Equinix, Inc.	7.2%
Prologis, Inc.	3.9%
Ventas, Inc.	3.0%
Iron Mountain, Inc.	3.0%
Simon Property Group, Inc.	2.9%
Goodman Group	2.6%
VICI Properties, Inc.	2.6%
UDR, Inc.	2.4%
Unibail-Rodamco-Westfield	2.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.4%
Countries-Other	1.2%
Germany	0.9%
Canada	1.1%
Belgium	1.2%
Sweden	1.2%
Singapore	2.6%
Hong Kong	3.2%
United Kingdom	3.9%
France	4.4%
Japan	6.9%
Australia	7.0%
United States	66.0%

REIT Diversification

Table Summary
Value	Value
Retail REITs	18.7%
Industrial REITs	16.9%
Health Care REITs	15.4%
Specialized REITs	10.8%
Diversified REITs	6.4%
Other Specialized REITs	4.2%
Diversified Real Estate Activities	4.0%
Multi-Family Residential REITs	3.9%
Office REITs	3.8%
Real Estate Operating Companies	3.7%
Residential REITs	3.7%
REITs-Other	8.1%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICRNX

VY® CBRE Global Real Estate Portfolio

92914E796-SAR

Class I: IRGIX

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$62	1.20%

Fund Statistics

  Total Net Assets$108,856,371
  # of Portfolio Holdings78
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Welltower, Inc.	10.1%
Equinix, Inc.	7.2%
Prologis, Inc.	3.9%
Ventas, Inc.	3.0%
Iron Mountain, Inc.	3.0%
Simon Property Group, Inc.	2.9%
Goodman Group	2.6%
VICI Properties, Inc.	2.6%
UDR, Inc.	2.4%
Unibail-Rodamco-Westfield	2.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.4%
Countries-Other	1.2%
Germany	0.9%
Canada	1.1%
Belgium	1.2%
Sweden	1.2%
Singapore	2.6%
Hong Kong	3.2%
United Kingdom	3.9%
France	4.4%
Japan	6.9%
Australia	7.0%
United States	66.0%

REIT Diversification

Table Summary
Value	Value
Retail REITs	18.7%
Industrial REITs	16.9%
Health Care REITs	15.4%
Specialized REITs	10.8%
Diversified REITs	6.4%
Other Specialized REITs	4.2%
Diversified Real Estate Activities	4.0%
Multi-Family Residential REITs	3.9%
Office REITs	3.8%
Real Estate Operating Companies	3.7%
Residential REITs	3.7%
REITs-Other	8.1%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGIX

VY® CBRE Global Real Estate Portfolio

92914E812-SAR

Class S: IRGTX

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$75	1.45%

Fund Statistics

  Total Net Assets$108,856,371
  # of Portfolio Holdings78
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Welltower, Inc.	10.1%
Equinix, Inc.	7.2%
Prologis, Inc.	3.9%
Ventas, Inc.	3.0%
Iron Mountain, Inc.	3.0%
Simon Property Group, Inc.	2.9%
Goodman Group	2.6%
VICI Properties, Inc.	2.6%
UDR, Inc.	2.4%
Unibail-Rodamco-Westfield	2.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.4%
Countries-Other	1.2%
Germany	0.9%
Canada	1.1%
Belgium	1.2%
Sweden	1.2%
Singapore	2.6%
Hong Kong	3.2%
United Kingdom	3.9%
France	4.4%
Japan	6.9%
Australia	7.0%
United States	66.0%

REIT Diversification

Table Summary
Value	Value
Retail REITs	18.7%
Industrial REITs	16.9%
Health Care REITs	15.4%
Specialized REITs	10.8%
Diversified REITs	6.4%
Other Specialized REITs	4.2%
Diversified Real Estate Activities	4.0%
Multi-Family Residential REITs	3.9%
Office REITs	3.8%
Real Estate Operating Companies	3.7%
Residential REITs	3.7%
REITs-Other	8.1%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRGTX

VY® CBRE Global Real Estate Portfolio

92914E838-SAR

Class S2: IRGSX

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$83	1.60%

Fund Statistics

  Total Net Assets$108,856,371
  # of Portfolio Holdings78
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Welltower, Inc.	10.1%
Equinix, Inc.	7.2%
Prologis, Inc.	3.9%
Ventas, Inc.	3.0%
Iron Mountain, Inc.	3.0%
Simon Property Group, Inc.	2.9%
Goodman Group	2.6%
VICI Properties, Inc.	2.6%
UDR, Inc.	2.4%
Unibail-Rodamco-Westfield	2.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.4%
Countries-Other	1.2%
Germany	0.9%
Canada	1.1%
Belgium	1.2%
Sweden	1.2%
Singapore	2.6%
Hong Kong	3.2%
United Kingdom	3.9%
France	4.4%
Japan	6.9%
Australia	7.0%
United States	66.0%

REIT Diversification

Table Summary
Value	Value
Retail REITs	18.7%
Industrial REITs	16.9%
Health Care REITs	15.4%
Specialized REITs	10.8%
Diversified REITs	6.4%
Other Specialized REITs	4.2%
Diversified Real Estate Activities	4.0%
Multi-Family Residential REITs	3.9%
Office REITs	3.8%
Real Estate Operating Companies	3.7%
Residential REITs	3.7%
REITs-Other	8.1%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRGSX

VY® CBRE Global Real Estate Portfolio

92914E820-SAR

Class ADV: ICRPX

VY® Columbia Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$73	1.35%

Fund Statistics

  Total Net Assets$95,765,650
  # of Portfolio Holdings79
  Portfolio Turnover Rate81%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Welltower, Inc.	12.1%
Prologis, Inc.	9.5%
Equinix, Inc.	9.5%
Simon Property Group, Inc.	5.0%
Gaming and Leisure Properties, Inc.	3.2%
Ventas, Inc.	3.1%
Iron Mountain, Inc.	2.8%
Digital Realty Trust, Inc.	2.7%
Public Storage	2.6%
Equity Residential	2.4%

REIT Diversification

Table Summary
Value	Value
Health Care REITs	20.0%
Retail REITs	16.2%
Specialized REITs	15.3%
Industrial REITs	12.9%
Multi-Family Residential REITs	8.0%
Other Specialized REITs	6.9%
Self-Storage REITs	5.5%
Office REITs	4.1%
Hotel & Resort REITs	3.0%
Residential REITs	2.7%
Diversified REITs	2.6%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICRPX

VY® Columbia Real Estate Portfolio

92914E804-SAR

Class I: IVRIX

VY® Columbia Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$40	0.75%

Fund Statistics

  Total Net Assets$95,765,650
  # of Portfolio Holdings79
  Portfolio Turnover Rate81%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Welltower, Inc.	12.1%
Prologis, Inc.	9.5%
Equinix, Inc.	9.5%
Simon Property Group, Inc.	5.0%
Gaming and Leisure Properties, Inc.	3.2%
Ventas, Inc.	3.1%
Iron Mountain, Inc.	2.8%
Digital Realty Trust, Inc.	2.7%
Public Storage	2.6%
Equity Residential	2.4%

REIT Diversification

Table Summary
Value	Value
Health Care REITs	20.0%
Retail REITs	16.2%
Specialized REITs	15.3%
Industrial REITs	12.9%
Multi-Family Residential REITs	8.0%
Other Specialized REITs	6.9%
Self-Storage REITs	5.5%
Office REITs	4.1%
Hotel & Resort REITs	3.0%
Residential REITs	2.7%
Diversified REITs	2.6%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVRIX

VY® Columbia Real Estate Portfolio

92914G569-SAR

Class S: IVRSX

VY® Columbia Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$54	1.00%

Fund Statistics

  Total Net Assets$95,765,650
  # of Portfolio Holdings79
  Portfolio Turnover Rate81%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Welltower, Inc.	12.1%
Prologis, Inc.	9.5%
Equinix, Inc.	9.5%
Simon Property Group, Inc.	5.0%
Gaming and Leisure Properties, Inc.	3.2%
Ventas, Inc.	3.1%
Iron Mountain, Inc.	2.8%
Digital Realty Trust, Inc.	2.7%
Public Storage	2.6%
Equity Residential	2.4%

REIT Diversification

Table Summary
Value	Value
Health Care REITs	20.0%
Retail REITs	16.2%
Specialized REITs	15.3%
Industrial REITs	12.9%
Multi-Family Residential REITs	8.0%
Other Specialized REITs	6.9%
Self-Storage REITs	5.5%
Office REITs	4.1%
Hotel & Resort REITs	3.0%
Residential REITs	2.7%
Diversified REITs	2.6%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVRSX

VY® Columbia Real Estate Portfolio

92914G577-SAR

Class S2: IVRTX

VY® Columbia Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$62	1.15%

Fund Statistics

  Total Net Assets$95,765,650
  # of Portfolio Holdings79
  Portfolio Turnover Rate81%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Welltower, Inc.	12.1%
Prologis, Inc.	9.5%
Equinix, Inc.	9.5%
Simon Property Group, Inc.	5.0%
Gaming and Leisure Properties, Inc.	3.2%
Ventas, Inc.	3.1%
Iron Mountain, Inc.	2.8%
Digital Realty Trust, Inc.	2.7%
Public Storage	2.6%
Equity Residential	2.4%

REIT Diversification

Table Summary
Value	Value
Health Care REITs	20.0%
Retail REITs	16.2%
Specialized REITs	15.3%
Industrial REITs	12.9%
Multi-Family Residential REITs	8.0%
Other Specialized REITs	6.9%
Self-Storage REITs	5.5%
Office REITs	4.1%
Hotel & Resort REITs	3.0%
Residential REITs	2.7%
Diversified REITs	2.6%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVRTX

VY® Columbia Real Estate Portfolio

92914G551-SAR

Class ADV: IVGAX

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$64	1.25%

Fund Statistics

  Total Net Assets$170,823,261
  # of Portfolio Holdings73
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.2%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.7%
Microsoft Corp.	2.5%
Johnson Controls International PLC	2.4%
Citizens Financial Group, Inc.	2.3%
Microchip Technology, Inc.	2.2%
NVIDIA Corp.	2.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	1.9%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Financials	16.8%
Information Technology	16.2%
Health Care	14.6%
Industrials	13.2%
Consumer Staples	8.3%
Communication Services	6.9%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	4.0%
Materials	2.5%
Real Estate	2.2%
Short-Term Investments	1.9%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IVGAX

VY® Invesco Growth and Income Portfolio

92914G668-SAR

Class I: IVGIX

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$34	0.65%

Fund Statistics

  Total Net Assets$170,823,261
  # of Portfolio Holdings73
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.2%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.7%
Microsoft Corp.	2.5%
Johnson Controls International PLC	2.4%
Citizens Financial Group, Inc.	2.3%
Microchip Technology, Inc.	2.2%
NVIDIA Corp.	2.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	1.9%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Financials	16.8%
Information Technology	16.2%
Health Care	14.6%
Industrials	13.2%
Consumer Staples	8.3%
Communication Services	6.9%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	4.0%
Materials	2.5%
Real Estate	2.2%
Short-Term Investments	1.9%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVGIX

VY® Invesco Growth and Income Portfolio

92914G536-SAR

Class S: IVGSX

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.90%

Fund Statistics

  Total Net Assets$170,823,261
  # of Portfolio Holdings73
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.2%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.7%
Microsoft Corp.	2.5%
Johnson Controls International PLC	2.4%
Citizens Financial Group, Inc.	2.3%
Microchip Technology, Inc.	2.2%
NVIDIA Corp.	2.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	1.9%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Financials	16.8%
Information Technology	16.2%
Health Care	14.6%
Industrials	13.2%
Consumer Staples	8.3%
Communication Services	6.9%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	4.0%
Materials	2.5%
Real Estate	2.2%
Short-Term Investments	1.9%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVGSX

VY® Invesco Growth and Income Portfolio

92914G544-SAR

Class S2: IVITX

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$54	1.05%

Fund Statistics

  Total Net Assets$170,823,261
  # of Portfolio Holdings73
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.2%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.7%
Microsoft Corp.	2.5%
Johnson Controls International PLC	2.4%
Citizens Financial Group, Inc.	2.3%
Microchip Technology, Inc.	2.2%
NVIDIA Corp.	2.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	1.9%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Financials	16.8%
Information Technology	16.2%
Health Care	14.6%
Industrials	13.2%
Consumer Staples	8.3%
Communication Services	6.9%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	4.0%
Materials	2.5%
Real Estate	2.2%
Short-Term Investments	1.9%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVITX

VY® Invesco Growth and Income Portfolio

92914G510-SAR

Class ADV: IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$103	1.79%

Fund Statistics

  Total Net Assets$208,682,875
  # of Portfolio Holdings79
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	11.9%
Samsung Electronics Co. Ltd.	6.3%
Tencent Holdings Ltd.	2.6%
NU Holdings Ltd./Cayman Islands - Class A	2.3%
Delta Electronics, Inc.	1.7%
Elite Material Co. Ltd.	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Coforge Ltd.	1.5%
Accton Technology Corp.	1.5%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.9%
Countries-Other	7.4%
Peru	1.4%
Mexico	1.4%
United Arab Emirates	1.6%
Spain	1.7%
Argentina	2.0%
Hong Kong	2.3%
India	8.9%
Brazil	10.6%
China	16.3%
South Korea	21.1%
Taiwan	24.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	46.8%
Financials	17.6%
Industrials	12.5%
Consumer Discretionary	7.0%
Communication Services	5.7%
Energy	2.8%
Utilities	2.2%
Materials	1.5%
Health Care	1.1%
Real Estate	1.1%
Consumer Staples	0.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio

92914E861-SAR

Class I: IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$68	1.19%

Fund Statistics

  Total Net Assets$208,682,875
  # of Portfolio Holdings79
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	11.9%
Samsung Electronics Co. Ltd.	6.3%
Tencent Holdings Ltd.	2.6%
NU Holdings Ltd./Cayman Islands - Class A	2.3%
Delta Electronics, Inc.	1.7%
Elite Material Co. Ltd.	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Coforge Ltd.	1.5%
Accton Technology Corp.	1.5%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.9%
Countries-Other	7.4%
Peru	1.4%
Mexico	1.4%
United Arab Emirates	1.6%
Spain	1.7%
Argentina	2.0%
Hong Kong	2.3%
India	8.9%
Brazil	10.6%
China	16.3%
South Korea	21.1%
Taiwan	24.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	46.8%
Financials	17.6%
Industrials	12.5%
Consumer Discretionary	7.0%
Communication Services	5.7%
Energy	2.8%
Utilities	2.2%
Materials	1.5%
Health Care	1.1%
Real Estate	1.1%
Consumer Staples	0.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F660-SAR

Class S: IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$83	1.44%

Fund Statistics

  Total Net Assets$208,682,875
  # of Portfolio Holdings79
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	11.9%
Samsung Electronics Co. Ltd.	6.3%
Tencent Holdings Ltd.	2.6%
NU Holdings Ltd./Cayman Islands - Class A	2.3%
Delta Electronics, Inc.	1.7%
Elite Material Co. Ltd.	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Coforge Ltd.	1.5%
Accton Technology Corp.	1.5%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.9%
Countries-Other	7.4%
Peru	1.4%
Mexico	1.4%
United Arab Emirates	1.6%
Spain	1.7%
Argentina	2.0%
Hong Kong	2.3%
India	8.9%
Brazil	10.6%
China	16.3%
South Korea	21.1%
Taiwan	24.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	46.8%
Financials	17.6%
Industrials	12.5%
Consumer Discretionary	7.0%
Communication Services	5.7%
Energy	2.8%
Utilities	2.2%
Materials	1.5%
Health Care	1.1%
Real Estate	1.1%
Consumer Staples	0.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F678-SAR

Class S2: IJPTX

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$91	1.59%

Fund Statistics

  Total Net Assets$208,682,875
  # of Portfolio Holdings79
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	11.9%
Samsung Electronics Co. Ltd.	6.3%
Tencent Holdings Ltd.	2.6%
NU Holdings Ltd./Cayman Islands - Class A	2.3%
Delta Electronics, Inc.	1.7%
Elite Material Co. Ltd.	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Coforge Ltd.	1.5%
Accton Technology Corp.	1.5%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.9%
Countries-Other	7.4%
Peru	1.4%
Mexico	1.4%
United Arab Emirates	1.6%
Spain	1.7%
Argentina	2.0%
Hong Kong	2.3%
India	8.9%
Brazil	10.6%
China	16.3%
South Korea	21.1%
Taiwan	24.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	46.8%
Financials	17.6%
Industrials	12.5%
Consumer Discretionary	7.0%
Communication Services	5.7%
Energy	2.8%
Utilities	2.2%
Materials	1.5%
Health Care	1.1%
Real Estate	1.1%
Consumer Staples	0.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJPTX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F652-SAR

Class ADV: IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$81	1.49%

Fund Statistics

  Total Net Assets$315,897,277
  # of Portfolio Holdings719
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Novanta, Inc.	1.0%
Element Solutions, Inc.	0.9%
SM Energy Co.	0.8%
Bel Fuse, Inc. - Class B	0.7%
Loar Holdings, Inc.	0.7%
Ryman Hospitality Properties, Inc.	0.7%
Wintrust Financial Corp.	0.7%
MSA Safety, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Allegro MicroSystems, Inc.	0.7%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.3)%
Short-Term Investments	6.6%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Industrials	18.8%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	8.7%
Materials	5.4%
Energy	5.1%
Real Estate	5.1%
Consumer Staples	3.7%
Utilities	1.6%
Communication Services	1.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(4.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio

92914G627-SAR

Class I: IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$48	0.89%

Fund Statistics

  Total Net Assets$315,897,277
  # of Portfolio Holdings719
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Novanta, Inc.	1.0%
Element Solutions, Inc.	0.9%
SM Energy Co.	0.8%
Bel Fuse, Inc. - Class B	0.7%
Loar Holdings, Inc.	0.7%
Ryman Hospitality Properties, Inc.	0.7%
Wintrust Financial Corp.	0.7%
MSA Safety, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Allegro MicroSystems, Inc.	0.7%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.3)%
Short-Term Investments	6.6%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Industrials	18.8%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	8.7%
Materials	5.4%
Energy	5.1%
Real Estate	5.1%
Consumer Staples	3.7%
Utilities	1.6%
Communication Services	1.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(4.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F769-SAR

Class R6: VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$48	0.89%

Fund Statistics

  Total Net Assets$315,897,277
  # of Portfolio Holdings719
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Novanta, Inc.	1.0%
Element Solutions, Inc.	0.9%
SM Energy Co.	0.8%
Bel Fuse, Inc. - Class B	0.7%
Loar Holdings, Inc.	0.7%
Ryman Hospitality Properties, Inc.	0.7%
Wintrust Financial Corp.	0.7%
MSA Safety, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Allegro MicroSystems, Inc.	0.7%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.3)%
Short-Term Investments	6.6%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Industrials	18.8%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	8.7%
Materials	5.4%
Energy	5.1%
Real Estate	5.1%
Consumer Staples	3.7%
Utilities	1.6%
Communication Services	1.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(4.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio

92914G387-SAR

Class S: IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$62	1.14%

Fund Statistics

  Total Net Assets$315,897,277
  # of Portfolio Holdings719
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Novanta, Inc.	1.0%
Element Solutions, Inc.	0.9%
SM Energy Co.	0.8%
Bel Fuse, Inc. - Class B	0.7%
Loar Holdings, Inc.	0.7%
Ryman Hospitality Properties, Inc.	0.7%
Wintrust Financial Corp.	0.7%
MSA Safety, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Allegro MicroSystems, Inc.	0.7%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.3)%
Short-Term Investments	6.6%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Industrials	18.8%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	8.7%
Materials	5.4%
Energy	5.1%
Real Estate	5.1%
Consumer Staples	3.7%
Utilities	1.6%
Communication Services	1.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(4.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F777-SAR

Class S2: IJSTX

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$70	1.29%

Fund Statistics

  Total Net Assets$315,897,277
  # of Portfolio Holdings719
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Novanta, Inc.	1.0%
Element Solutions, Inc.	0.9%
SM Energy Co.	0.8%
Bel Fuse, Inc. - Class B	0.7%
Loar Holdings, Inc.	0.7%
Ryman Hospitality Properties, Inc.	0.7%
Wintrust Financial Corp.	0.7%
MSA Safety, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Allegro MicroSystems, Inc.	0.7%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.3)%
Short-Term Investments	6.6%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Industrials	18.8%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	8.7%
Materials	5.4%
Energy	5.1%
Real Estate	5.1%
Consumer Staples	3.7%
Utilities	1.6%
Communication Services	1.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(4.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJSTX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F751-SAR

Class ADV: IGFAX

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$70	1.49%

Fund Statistics

  Total Net Assets$64,610,011
  # of Portfolio Holdings36
  Portfolio Turnover Rate34%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Visa, Inc. - Class A	5.4%
Microsoft Corp.	4.6%
Coca-Cola Co.	4.6%
L'Oreal SA	4.6%
Aon PLC - Class A	4.5%
Netflix, Inc.	3.9%
Amazon.com, Inc.	3.5%
Ferrari NV	3.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.4%
Germany	2.4%
United Kingdom	3.2%
Italy	3.4%
France	5.6%
Taiwan	6.0%
United States	76.0%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Information Technology	15.9%
Consumer Staples	14.7%
Industrials	12.9%
Consumer Discretionary	11.6%
Health Care	11.5%
Communication Services	10.2%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGFAX

VY® Morgan Stanley Global Franchise Portfolio

92914E887-SAR

Class R6: VPRDX

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$42	0.89%

Fund Statistics

  Total Net Assets$64,610,011
  # of Portfolio Holdings36
  Portfolio Turnover Rate34%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Visa, Inc. - Class A	5.4%
Microsoft Corp.	4.6%
Coca-Cola Co.	4.6%
L'Oreal SA	4.6%
Aon PLC - Class A	4.5%
Netflix, Inc.	3.9%
Amazon.com, Inc.	3.5%
Ferrari NV	3.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.4%
Germany	2.4%
United Kingdom	3.2%
Italy	3.4%
France	5.6%
Taiwan	6.0%
United States	76.0%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Information Technology	15.9%
Consumer Staples	14.7%
Industrials	12.9%
Consumer Discretionary	11.6%
Health Care	11.5%
Communication Services	10.2%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRDX

VY® Morgan Stanley Global Franchise Portfolio

92914G379-SAR

Class S: IVGTX

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$53	1.14%

Fund Statistics

  Total Net Assets$64,610,011
  # of Portfolio Holdings36
  Portfolio Turnover Rate34%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Visa, Inc. - Class A	5.4%
Microsoft Corp.	4.6%
Coca-Cola Co.	4.6%
L'Oreal SA	4.6%
Aon PLC - Class A	4.5%
Netflix, Inc.	3.9%
Amazon.com, Inc.	3.5%
Ferrari NV	3.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.4%
Germany	2.4%
United Kingdom	3.2%
Italy	3.4%
France	5.6%
Taiwan	6.0%
United States	76.0%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Information Technology	15.9%
Consumer Staples	14.7%
Industrials	12.9%
Consumer Discretionary	11.6%
Health Care	11.5%
Communication Services	10.2%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVGTX

VY® Morgan Stanley Global Franchise Portfolio

92914G494-SAR

Class S2: IGFSX

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$60	1.29%

Fund Statistics

  Total Net Assets$64,610,011
  # of Portfolio Holdings36
  Portfolio Turnover Rate34%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Visa, Inc. - Class A	5.4%
Microsoft Corp.	4.6%
Coca-Cola Co.	4.6%
L'Oreal SA	4.6%
Aon PLC - Class A	4.5%
Netflix, Inc.	3.9%
Amazon.com, Inc.	3.5%
Ferrari NV	3.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.4%
Germany	2.4%
United Kingdom	3.2%
Italy	3.4%
France	5.6%
Taiwan	6.0%
United States	76.0%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Information Technology	15.9%
Consumer Staples	14.7%
Industrials	12.9%
Consumer Discretionary	11.6%
Health Care	11.5%
Communication Services	10.2%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IGFSX

VY® Morgan Stanley Global Franchise Portfolio

92914G486-SAR

Class ADV: ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$64	1.25%

Fund Statistics

  Total Net Assets$7,006,300,470
  # of Portfolio Holdings232
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.4%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
CenterPoint Energy, Inc.	2.6%
Alphabet, Inc. - Class A - Class A	2.6%
United States Treasury Notes, 3.500%, 02/28/31	2.5%
Meta Platforms, Inc. - Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
United States Treasury Notes, 3.625%, 10/31/30	2.0%

Investment Type Allocation

Common Stock
62.0%
U.S. Treasury Obligations
15.3%
Bank Loans
8.4%
Corporate Bonds/Notes
8.1%
Preferred Stock
1.3%
Asset-Backed Securities
0.1%
Assets in Excess of Other Liabilities
4.8%
0%
10%
20%
30%
40%
50%
60%
70%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	0.1%
Preferred Stock	1.3%
Corporate Bonds/Notes	8.1%
Bank Loans	8.4%
U.S. Treasury Obligations	15.3%
Common Stock	62.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G619-SAR

Class I: ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.65%

Fund Statistics

  Total Net Assets$7,006,300,470
  # of Portfolio Holdings232
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.4%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
CenterPoint Energy, Inc.	2.6%
Alphabet, Inc. - Class A - Class A	2.6%
United States Treasury Notes, 3.500%, 02/28/31	2.5%
Meta Platforms, Inc. - Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
United States Treasury Notes, 3.625%, 10/31/30	2.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	0.1%
Preferred Stock	1.3%
Corporate Bonds/Notes	8.1%
Bank Loans	8.4%
U.S. Treasury Obligations	15.3%
Common Stock	62.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G791-SAR

Class R6: VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$33	0.65%

Fund Statistics

  Total Net Assets$7,006,300,470
  # of Portfolio Holdings232
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.4%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
CenterPoint Energy, Inc.	2.6%
Alphabet, Inc. - Class A - Class A	2.6%
United States Treasury Notes, 3.500%, 02/28/31	2.5%
Meta Platforms, Inc. - Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
United States Treasury Notes, 3.625%, 10/31/30	2.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	0.1%
Preferred Stock	1.3%
Corporate Bonds/Notes	8.1%
Bank Loans	8.4%
U.S. Treasury Obligations	15.3%
Common Stock	62.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G361-SAR

Class S: ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.90%

Fund Statistics

  Total Net Assets$7,006,300,470
  # of Portfolio Holdings232
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.4%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
CenterPoint Energy, Inc.	2.6%
Alphabet, Inc. - Class A - Class A	2.6%
United States Treasury Notes, 3.500%, 02/28/31	2.5%
Meta Platforms, Inc. - Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
United States Treasury Notes, 3.625%, 10/31/30	2.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	0.1%
Preferred Stock	1.3%
Corporate Bonds/Notes	8.1%
Bank Loans	8.4%
U.S. Treasury Obligations	15.3%
Common Stock	62.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G692-SAR

Class S2: ITCTX

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$53	1.05%

Fund Statistics

  Total Net Assets$7,006,300,470
  # of Portfolio Holdings232
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.4%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
CenterPoint Energy, Inc.	2.6%
Alphabet, Inc. - Class A - Class A	2.6%
United States Treasury Notes, 3.500%, 02/28/31	2.5%
Meta Platforms, Inc. - Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
United States Treasury Notes, 3.625%, 10/31/30	2.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	0.1%
Preferred Stock	1.3%
Corporate Bonds/Notes	8.1%
Bank Loans	8.4%
U.S. Treasury Obligations	15.3%
Common Stock	62.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITCTX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G858-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2026

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Government Liquid Assets Portfolio	■	VY® Morgan Stanley Global Franchise Portfolio
■	VY® CBRE Global Real Estate Portfolio	■	VY® T. Rowe Price Capital Appreciation Portfolio
■	VY® Invesco Growth and Income Portfolio
■	VY® JPMorgan Emerging Markets Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Liquid Assets Portfolio does not file on Form N-PORT.

The Voya Government Liquid Assets Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at fair value*	$–	$108,425,886	$167,226,546	$206,724,981
Short-term investments at fair value†	–	252,326	3,164,746	2,928,788
Short-term investments at amortized cost	980,215,117	–	–	–
Repurchase agreements	202,387,000	–	–	–
Cash	24,467	–	–	–
Foreign currencies at value‡	–	–	148,288	88,416
Receivables:
Investment securities and currencies sold	–	2,575,630	480,009	628,922
Fund shares sold	8,228,072	88,314	165,547	514,877
Dividends	–	466,566	232,837	432,420
Interest	3,664,298	–	–	–
Foreign tax reclaims	–	143,149	23,903	61,014
Unrealized appreciation on forward foreign currency contracts	–	–	123	–
Prepaid expenses	–	1,147	10	23
Reimbursement due from Investment Adviser	–	11,861	–	10,608
Other assets	18,980	10,974	18,781	21,267
Total assets	1,194,537,934	111,975,853	171,460,790	211,411,316

LIABILITIES:
Payable for investment securities and currencies purchased	14,502,134	2,276,268	446,962	60,381
Payable for fund shares redeemed	70,989	591,944	47,601	1,833,431
Unrealized depreciation on forward foreign currency contracts	–	–	10,565	–
Payable for unified fees	236,113	–	86,385	210,197
Payable for investment management fees	–	95,137	–	–
Payable for distribution and shareholder service fees	315,386	8,769	27,235	39,196
Payable to trustees under the deferred compensation plan (Note 6)	18,980	10,974	18,781	21,267
Payable for trustee fees	2,956	306	–	–
Payable for foreign capital gains tax	–	–	–	563,406
Other accrued expenses and liabilities	–	136,084	–	–
Other payables	–	–	–	563
Total liabilities	15,146,558	3,119,482	637,529	2,728,441
NET ASSETS	$1,179,391,376	$108,856,371	$170,823,261	$208,682,875

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,179,489,126	$82,245,158	$107,085,933	$115,202,567
Total distributable earnings (loss)	(97,750)	26,611,213	63,737,328	93,480,308
NET ASSETS	$1,179,391,376	$108,856,371	$170,823,261	$208,682,875

* Cost of investments in securities	$—	$83,590,457	$121,555,119	$120,482,809
† Cost of short-term investments	$—	$252,326	$3,164,746	$2,928,788
‡ Cost of foreign currencies	$—	$—	$148,708	$88,487

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
Net assets	n/a	$8,924,795	$14,340,245	$52,475,197
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	845,414	674,122	3,345,197
Net asset value and redemption price per share	n/a	$10.56	$21.27	$15.69

Class I
Net assets	$127,988,882	$79,251,214	$59,956,104	$87,285,237
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	127,993,786	7,296,768	2,758,038	4,790,413
Net asset value and redemption price per share	$1.00	$10.86	$21.74	$18.22

Class S
Net assets	$214,799,043	$20,385,947	$94,175,290	$68,913,536
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	214,807,399	1,878,848	4,204,819	3,874,464
Net asset value and redemption price per share	$1.00	$10.85	$22.40	$17.79

Class S2
Net assets	$836,603,451	$294,415	$2,351,622	$8,905
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	836,635,666	26,776	104,440	516
Net asset value and redemption price per share	$1.00	$11.00	$22.52	$17.26

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
ASSETS:
Investments in securities at fair value+*	$62,370,906	$6,668,980,913
Short-term investments at fair value†	1,766,515	437,300,598
Cash	–	16,724,954
Foreign currencies at value‡	185,131	4,359,383
Receivables:
Investment securities and currencies sold	510,407	96,664,193
Fund shares sold	833,351	1,313,496
Dividends	72,165	2,742,006
Interest	–	19,362,803
Foreign tax reclaims	188,517	687,231
Other assets	15,198	240,422
Total assets	65,942,190	7,248,375,999

LIABILITIES:
Payable for investment securities and currencies purchased	91,537	55,611,715
Payable for fund shares redeemed	49,727	1,694,690
Payable upon receipt of securities loaned	1,097,352	140,467,060
Payable for unified fees	46,921	3,673,000
Payable for distribution and shareholder service fees	31,444	1,489,118
Payable to trustees under the deferred compensation plan (Note 6)	15,198	240,422
Written options, at fair value^	–	38,899,524
Total liabilities	1,332,179	242,075,529
NET ASSETS	$64,610,011	$7,006,300,470

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$42,340,831	$5,429,168,521
Total distributable earnings	22,269,180	1,577,131,949
NET ASSETS	$64,610,011	$7,006,300,470

+ Including securities loaned at value	$1,072,606	$136,588,131
* Cost of investments in securities	$62,276,445	$6,253,272,770
† Cost of short-term investments	$1,766,515	$437,300,598
‡ Cost of foreign currencies	$185,962	$4,192,582
^ Premiums received on written options	$—	$29,901,543

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
Net assets	$62,846,854	$2,189,687,634
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	7,718,583	84,495,170
Net asset value and redemption price per share	$8.14	$25.91

Class I
Net assets	n/a	$2,040,134,775
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	72,368,152
Net asset value and redemption price per share	n/a	$28.19

Class R6
Net assets	$514,506	$738,164,267
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	52,668	26,157,898
Net asset value and redemption price per share	$9.77	$28.22

Class S
Net assets	$400,231	$2,020,745,407
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	40,700	71,685,232
Net asset value and redemption price per share	$9.83	$28.19

Class S2
Net assets	$848,420	$17,568,387
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	88,296	640,254
Net asset value and redemption price per share	$9.61	$27.44

See Accompanying Notes to Financial Statements

4

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$150,901	$2,199,562	$1,606,935	$1,616,377
Interest	21,470,707	38	33	—
Securities lending income, net	—	4,859	1,886	9,199
Other	3,607	383	504	530
Total investment income	21,625,215	2,204,842	1,609,358	1,626,106

EXPENSES:
Investment management fees	—	546,993	—	—
Unified fees	1,604,507	—	534,097	1,120,231
Distribution and shareholder service fees:
Class ADV	—	27,125	42,929	134,853
Class S	280,162	42,221	115,269	72,775
Class S2	1,651,796	693	4,458	7
Transfer agent fees:
Class ADV	—	6,327	—	—
Class I	—	54,845	—	—
Class S	—	23,722	—	—
Class S2	—	243	—	—
Shareholder reporting expense	—	12,482	—	—
Professional fees	—	7,357	—	—
Proxy and solicitation costs (Note 6)	—	175,000	—	—
Custody and accounting expense	—	21,920	—	—
Trustee fees and expenses	29,588	1,532	3,972	6,053
Miscellaneous expense	—	8,057	—	—
Interest expense	—	—	—	652
Total expenses	3,566,053	928,517	700,725	1,334,571
Waived and reimbursed fees	—	(128,310)	—	(57,913)
Brokerage commission recapture	—	(272)	—	(86)
Net expenses	3,566,053	799,935	700,725	1,276,572
Net investment income	18,059,162	1,404,907	908,633	349,534
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(127,631)	3,734,256	4,752,148	9,341,431
Forward foreign currency contracts	—	—	7,845	—
Foreign currency related transactions	—	(24,186)	(769)	(30,612)
Futures	—	—	—	(3,034)
Net realized gain (loss)	(127,631)	3,710,070	4,759,224	9,307,785
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	—	4,843,473	7,332,989	39,917,151
Forward foreign currency contracts	—	—	68,405	—
Foreign currency related transactions	—	(6,303)	(3,036)	(2,775)

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited) (continued)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
Net change in unrealized appreciation (depreciation)	—	4,837,170	7,398,358	39,914,376
Net realized and unrealized gain (loss)	(127,631)	8,547,240	12,157,582	49,222,161
Increase in net assets resulting from operations	$17,931,531	$9,952,147	$13,066,215	$49,571,695

* Foreign taxes withheld	$—	$128,550	$19,031	$168,777
^ Foreign capital gains taxes withheld	$—	$—	$—	$5,779
# Increase in foreign capital gains taxes accrued	$—	$—	$—	$112,721

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$589,263	$24,811,484
Interest, net of foreign taxes withheld*	—	56,978,146
Securities lending income, net	562	281,286
Other	223	20,941
Total investment income	590,048	82,091,857

EXPENSES:
Unified fees	310,988	21,982,095
Distribution and shareholder service fees:
Class ADV	202,188	6,416,902
Class S	2,092	2,481,505
Class S2	1,765	34,032
Trustee fees and expenses	1,868	164,357
Interest expense	—	3,517
Total expenses	518,901	31,082,408
Net investment income	71,147	51,009,449
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(46,864)	303,212,639
Foreign currency related transactions	1,671	(8,016)
Written options	—	14,197,868
Net realized gain (loss)	(45,193)	317,402,491
Net change in unrealized appreciation (depreciation) on:
Investments	(9,205,878)	(10,562,851)
Foreign currency related transactions	(5,883)	(121,951)
Written options	—	(3,635,129)
Net change in unrealized appreciation (depreciation)	(9,211,761)	(14,319,931)
Net realized and unrealized gain (loss)	(9,256,954)	303,082,560
Increase (decrease) in net assets resulting from operations	$(9,185,807)	$354,092,009

* Foreign taxes withheld	$16,974	$176,983

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Liquid Assets Portfolio		VY® CBRE Global Real Estate Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$18,059,162	$46,395,478	$1,404,907	$3,300,347
Net realized gain (loss)	(127,631)	922,605	3,710,070	4,520,987
Net change in unrealized appreciation (depreciation)	—	—	4,837,170	1,682,009
Increase in net assets resulting from operations	17,931,531	47,318,083	9,952,147	9,503,343

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(334,181)	(220,990)
Class I	(2,088,519)	(7,032,656)	(3,194,154)	(2,432,898)
Class S	(3,543,600)	(9,325,457)	(1,884,861)	(1,402,619)
Class S2	(12,439,632)	(30,927,890)	(15,328)	(9,783)
Total distributions	(18,071,751)	(47,286,003)	(5,428,524)	(4,066,290)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	107,689,500	470,256,530	2,360,695	7,360,542
Reinvestment of distributions	18,071,751	47,286,003	5,428,524	4,066,290
	125,761,251	517,542,533	7,789,219	11,426,832
Cost of shares redeemed	(189,556,376)	(383,769,756)	(36,392,385)	(52,505,177)
Net increase (decrease) in net assets resulting from capital share transactions	(63,795,125)	133,772,777	(28,603,166)	(41,078,345)
Net increase (decrease) in net assets	(63,935,345)	133,804,857	(24,079,543)	(35,641,292)

NET ASSETS:
Beginning of year or period	1,243,326,721	1,109,521,864	132,935,914	168,577,206
End of year or period	$1,179,391,376	$1,243,326,721	$108,856,371	$132,935,914

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Growth and Income Portfolio		VY® JPMorgan Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$908,633	$1,816,673	$349,534	$1,502,546
Net realized gain	4,759,224	11,136,841	9,307,785	71,240,755
Net change in unrealized appreciation (depreciation)	7,398,358	9,072,430	39,914,376	6,704,861
Increase in net assets resulting from operations	13,066,215	22,025,944	49,571,695	79,448,162

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,965,375)	—	(8,858,043)
Class I	—	(11,087,898)	—	(12,919,340)
Class S	—	(17,403,057)	—	(38,695,653)
Class S2	—	(382,011)	—	(1,002,349)
Return of capital:
Class ADV	—	—	—	(544,847)
Class I	—	—	—	(775,075)
Class S	—	—	—	(2,348,560)
Class S2	—	—	—	(61,222)
Total distributions	—	(31,838,341)	—	(65,205,089)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,555,032	7,394,631	21,740,025	14,993,058
Reinvestment of distributions	—	31,838,341	—	65,205,089
	5,555,032	39,232,972	21,740,025	80,198,147
Cost of shares redeemed	(8,775,867)	(22,961,782)	(14,445,299)	(203,348,365)
Net increase (decrease) in net assets resulting from capital share transactions	(3,220,835)	16,271,190	7,294,726	(123,150,218)
Net increase (decrease) in net assets	9,845,380	6,458,793	56,866,421	(108,907,145)

NET ASSETS:
Beginning of year or period	160,977,881	154,519,088	151,816,454	260,723,599
End of year or period	$170,823,261	$160,977,881	$208,682,875	$151,816,454

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Morgan Stanley Global Franchise Portfolio		VY® T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income (loss)	$71,147	$(76,668)	$51,009,449	$112,477,314
Net realized gain (loss)	(45,193)	66,367,968	317,402,491	842,139,762
Net change in unrealized appreciation (depreciation)	(9,211,761)	(57,866,785)	(14,319,931)	(184,983,913)
Increase (decrease) in net assets resulting from operations	(9,185,807)	8,424,515	354,092,009	769,633,163

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(31,019,132)	—	(350,672,831)
Class I	—	—	—	(312,046,510)
Class R6	—	(389,344)	—	(118,145,888)
Class S	—	(48,725,657)	—	(316,217,036)
Class S2	—	(8,277,052)	—	(2,677,078)
Total distributions	—	(88,411,185)	—	(1,099,759,343)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,719,976	5,616,001	82,824,860	270,008,558
Reinvestment of distributions	—	88,411,185	—	1,099,759,343
	2,719,976	94,027,186	82,824,860	1,369,767,901
Cost of shares redeemed	(11,130,122)	(217,489,429)	(416,828,132)	(650,760,850)
Net increase (decrease) in net assets resulting from capital share transactions	(8,410,146)	(123,462,243)	(334,003,272)	719,007,051
Net increase (decrease) in net assets	(17,595,953)	(203,448,913)	20,088,737	388,880,871

NET ASSETS:
Beginning of year or period	82,205,964	285,654,877	6,986,211,733	6,597,330,862
End of year or period	$64,610,011	$82,205,964	$7,006,300,470	$6,986,211,733

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less Distributions									Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)	($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Government Liquid Assets Portfolio
Class I
06-30-26+	1.00	0.02	•	—		0.02		0.02	—		—	0.02		—	1.00	1.70	0.28	0.28	0.28	3.41		127,989	—
12-31-25	1.00	0.04	•	—		0.04		0.04	0.00	*	—	0.04		—	1.00	4.15	0.28	0.28	0.28	4.01		154,165	—
12-31-24	1.00	0.05	•	—		0.05		0.05	0.00	*	—	0.05		—	1.00	5.03	0.28	0.28	0.28	4.91		82,795	—
12-31-23	1.00	0.05	•	0.00	*	0.05		0.05	—		—	0.05		—	1.00	4.93	0.28	0.28	0.28	4.82		75,141	—
12-31-22	1.00	0.02	•	0.00	*	0.02		0.02	—		—	0.02		—	1.00	1.51	0.28	0.24	0.24	1.65		77,571	—
12-31-21	1.00	—	•	0.00	*	0.00	*	—	0.00	*	—	0.00	*	—	1.00	0.03	0.28	0.05	0.05	0.00	*	50,337	—
Class S
06-30-26+	1.00	0.02	•	—		0.02		0.02	—		—	0.02		—	1.00	1.58	0.53	0.53	0.53	3.16		214,799	—
12-31-25	1.00	0.04	•	—		0.04		0.04	0.00	*	—	0.04		—	1.00	3.90	0.53	0.53	0.53	3.76		239,614	—
12-31-24	1.00	0.05	•	—		0.05		0.05	0.00	*	—	0.05		—	1.00	4.77	0.53	0.53	0.53	4.66		251,573	—
12-31-23	1.00	0.05	•	0.00	*	0.05		0.05	—		—	0.05		—	1.00	4.68	0.53	0.53	0.53	4.56		280,488	—
12-31-22	1.00	0.01	•	0.00	*	0.01		0.01	—		—	0.01		—	1.00	1.34	0.53	0.40	0.40	1.34		322,096	—
12-31-21	1.00	—	•	0.00	*	0.00	*	—	0.00	*	—	0.00	*	—	1.00	0.03	0.53	0.05	0.05	0.00	*	320,548	—
Class S2
06-30-26+	1.00	0.01	•	—		0.01		0.01	—		—	0.01		—	1.00	1.50	0.68	0.68	0.68	3.01		836,603	—
12-31-25	1.00	0.04	•	—		0.04		0.04	0.00	*	—	0.04		—	1.00	3.74	0.68	0.68	0.68	3.60		849,548	—
12-31-24	1.00	0.05	•	—		0.05		0.05	0.00	*	—	0.05		—	1.00	4.61	0.68	0.68	0.68	4.50		775,154	—
12-31-23	1.00	0.04	•	0.00	*	0.04		0.04	—		—	0.04		—	1.00	4.52	0.68	0.68	0.68	4.44		698,867	—
12-31-22	1.00	0.01	•	0.00	*	0.01		0.01	—		—	0.01		—	1.00	1.24	0.68	0.52	0.52	1.37		609,604	—
12-31-21	1.00	—	•	0.00	*	0.00	*	—	0.00	*	—	0.00	*	—	1.00	0.03	0.68	0.05	0.05	0.00	*	437,744	—
VY® CBRE Global Real Estate Portfolio
Class ADV
06-30-26+	10.05	0.10	•	0.79		0.89		0.30	0.08		—	0.38		—	10.56	9.04	2.01	1.80	1.80	1.93		8,925	45
12-31-25	9.70	0.18	•	0.41		0.59		0.24	—		—	0.24		—	10.05	6.21	1.72	1.51	1.51	1.78		8,748	101
12-31-24	9.98	0.23	•	(0.25)		(0.02)		0.26	—		—	0.26		—	9.70	(0.24)	1.66	1.49	1.49	2.30		9,270	80
12-31-23	9.13	0.19	•	0.89		1.08		0.13	0.10		—	0.23		—	9.98	11.97	1.69	1.47	1.47	2.01		10,511	95
12-31-22	13.38	0.17	•	(3.54)		(3.37)		0.29	0.59		—	0.88		—	9.13	(25.39)	1.68	1.47	1.47	1.55		10,401	91
12-31-21	10.26	0.17	•	3.24		3.41		0.29	—		—	0.29		—	13.38	33.56	1.66	1.47	1.47	1.48		16,348	74
Class I
06-30-26+	10.36	0.13	•	0.81		0.94		0.36	0.08		—	0.44		—	10.86	9.32	1.41	1.20	1.20	2.53		79,251	45
12-31-25	10.00	0.24	•	0.43		0.67		0.31	—		—	0.31		—	10.36	6.82	1.12	0.91	0.91	2.34		75,297	101
12-31-24	10.28	0.30	•	(0.26)		0.04		0.32	—		—	0.32		—	10.00	0.38	1.06	0.89	0.89	2.91		105,217	80
12-31-23	9.41	0.25	•	0.92		1.17		0.20	0.10		—	0.30		—	10.28	12.59	1.09	0.87	0.87	2.65		109,276	95
12-31-22	13.79	0.24	•	(3.65)		(3.41)		0.38	0.59		—	0.97		—	9.41	(24.95)	1.08	0.87	0.87	2.19		92,596	91
12-31-21	10.55	0.25	•	3.35		3.60		0.36	—		—	0.36		—	13.79	34.47	1.06	0.87	0.87	2.09		122,954	74
Class S
06-30-26+	10.32	0.10	•	0.84		0.94		0.33	0.08		—	0.41		—	10.85	9.36	1.66	1.45	1.45	1.91		20,386	45
12-31-25	9.96	0.22	•	0.42		0.64		0.28	—		—	0.28		—	10.32	6.53	1.37	1.16	1.16	2.13		48,477	101
12-31-24	10.24	0.27	•	(0.26)		0.01		0.29	—		—	0.29		—	9.96	0.12	1.31	1.14	1.14	2.65		53,675	80
12-31-23	9.37	0.22	•	0.92		1.14		0.17	0.10		—	0.27		—	10.24	12.33	1.34	1.12	1.12	2.36		61,362	95
12-31-22	13.72	0.21	•	(3.63)		(3.42)		0.34	0.59		—	0.93		—	9.37	(25.12)	1.33	1.12	1.12	1.90		61,861	91
12-31-21	10.50	0.22	•	3.33		3.55		0.33	—		—	0.33		—	13.72	34.14	1.31	1.12	1.12	1.83		94,359	74
Class S2
06-30-26+	10.45	0.11	•	0.84		0.95		0.32	0.08		—	0.40		—	11.00	9.28	1.81	1.60	1.60	1.97		294	45
12-31-25	10.07	0.20	•	0.43		0.63		0.25	—		—	0.25		—	10.45	6.35	1.52	1.31	1.31	1.99		413	101
12-31-24	10.35	0.25	•	(0.25)		0.00	*	0.28	—		—	0.28		—	10.07	(0.02)	1.46	1.29	1.29	2.48		415	80
12-31-23	9.47	0.21	•	0.92		1.13		0.15	0.10		—	0.25		—	10.35	12.11	1.49	1.27	1.27	2.21		670	95

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® CBRE Global Real Estate Portfolio (continued)
Class S2 (continued)
12-31-22	13.86	0.20	•	(3.67)	(3.47)	0.33	0.59	—	0.92	—	9.47	(25.25)	1.48	1.27	1.27	1.77	712	91
12-31-21	10.61	0.21	•	3.35	3.56	0.31	—	—	0.31	—	13.86	33.90	1.46	1.27	1.27	1.70	1,016	74
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-26+	19.70	0.07	•	1.50	1.57	—	—	—	—	—	21.27	7.97	1.25	1.25	1.25	0.69	14,340	16
12-31-25	21.77	0.16	•	2.67	2.83	0.66	4.24	—	4.90	—	19.70	14.93	1.25	1.24	1.24	0.79	14,509	27
12-31-24	21.32	0.20	•	3.02	3.22	0.24	2.53	—	2.77	—	21.77	15.74	1.24	1.21	1.21	0.90	14,585	22
12-31-23	20.75	0.21	•	2.16	2.37	0.31	1.49	—	1.80	—	21.32	11.93	1.24	1.21	1.21	1.04	14,598	28
12-31-22	26.21	0.23	•	(2.16)	(1.93)	0.25	3.28	—	3.53	—	20.75	(6.16)	1.24	1.21	1.21	1.00	16,239	18
12-31-21	20.62	0.18	•	5.67	5.85	0.26	—	—	0.26	—	26.21	28.50	1.24	1.21	1.21	0.75	18,354	30
Class I
06-30-26+	20.07	0.13	•	1.54	1.67	—	—	—	—	—	21.74	8.32	0.65	0.65	0.65	1.29	59,956	16
12-31-25	22.11	0.29	•	2.71	3.00	0.80	4.24	—	5.04	—	20.07	15.63	0.65	0.64	0.64	1.39	54,279	27
12-31-24	21.62	0.34	•	3.06	3.40	0.38	2.53	—	2.91	—	22.11	16.43	0.64	0.61	0.61	1.51	51,797	22
12-31-23	21.04	0.34	•	2.19	2.53	0.46	1.49	—	1.95	—	21.62	12.62	0.64	0.61	0.61	1.64	46,049	28
12-31-22	26.54	0.37	•	(2.19)	(1.82)	0.40	3.28	—	3.68	—	21.04	(5.59)	0.64	0.61	0.61	1.62	42,132	18
12-31-21	20.86	0.33	•	5.73	6.06	0.38	—	—	0.38	—	26.54	29.21	0.64	0.61	0.61	1.35	41,488	30
Class S
06-30-26+	20.71	0.11	•	1.58	1.69	—	—	—	—	—	22.40	8.16	0.90	0.90	0.90	1.04	94,175	16
12-31-25	22.56	0.24	•	2.79	3.03	0.64	4.24	—	4.88	—	20.71	15.35	0.90	0.89	0.89	1.14	90,071	27
12-31-24	22.00	0.30	•	3.11	3.41	0.32	2.53	—	2.85	—	22.56	16.15	0.89	0.86	0.86	1.32	85,922	22
12-31-23	21.37	0.29	•	2.23	2.52	0.40	1.49	—	1.89	—	22.00	12.34	0.89	0.86	0.86	1.39	301,058	28
12-31-22	26.88	0.32	•	(2.22)	(1.90)	0.33	3.28	—	3.61	—	21.37	(5.84)	0.89	0.86	0.86	1.36	319,719	18
12-31-21	21.12	0.27	•	5.82	6.09	0.33	—	—	0.33	—	26.88	28.97	0.89	0.86	0.86	1.10	367,120	30
Class S2
06-30-26+	20.83	0.10	•	1.59	1.69	—	—	—	—	—	22.52	8.11	1.05	1.05	1.05	0.89	2,352	16
12-31-25	22.20	0.21	•	2.78	2.99	0.12	4.24	—	4.36	—	20.83	15.18	1.05	1.04	1.04	0.98	2,118	27
12-31-24	21.70	0.27	•	3.05	3.32	0.29	2.53	—	2.82	—	22.20	15.95	1.04	1.01	1.01	1.19	2,216	22
12-31-23	21.10	0.26	•	2.19	2.45	0.36	1.49	—	1.85	—	21.70	12.17	1.04	1.01	1.01	1.24	20,396	28
12-31-22	26.57	0.28	•	(2.19)	(1.91)	0.28	3.28	—	3.56	—	21.10	(5.99)	1.04	1.01	1.01	1.20	20,482	18
12-31-21	20.88	0.23	•	5.76	5.99	0.30	—	—	0.30	—	26.57	28.78	1.04	1.01	1.01	0.95	24,924	30
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-26+	11.91	0.00	*•	3.78	3.78	—	—	—	—	—	15.69	31.74	1.86	1.79	1.79	0.02	52,475	20
12-31-25	11.33	0.03	•	4.00	4.03	0.26	2.99	0.20	3.45	—	11.91	38.59	1.86	1.79	1.79	0.28	38,976	37
12-31-24	11.20	0.06	•	0.13	0.19	0.06	—	—	0.06	—	11.33	1.69	1.86	1.79	1.79	0.52	33,344	35
12-31-23	10.72	(0.01	)•	0.66	0.65	0.17	—	—	0.17	—	11.20	6.02	1.85	1.81	1.81	(0.06)	36,809	29
12-31-22	21.50	(0.03	)•	(5.71)	(5.74)	—	5.04	—	5.04	—	10.72	(26.35)	1.86	1.86	1.86	(0.25)	37,190	18
12-31-21	25.92	(0.25	)•	(2.19)	(2.44)	—	1.98	—	1.98	—	21.50	(10.30)	1.86	1.86	1.86	(1.01)	54,012	25
Class I
06-30-26+	13.79	0.05	•	4.38	4.43	—	—	—	—	—	18.22	32.12	1.26	1.19	1.19	0.62	87,285	20
12-31-25	12.71	0.12	•	4.49	4.61	0.34	2.99	0.20	3.53	—	13.79	39.06	1.26	1.19	1.19	0.90	63,307	37
12-31-24	12.55	0.14	•	0.16	0.30	0.14	—	—	0.14	—	12.71	2.30	1.26	1.19	1.19	1.12	59,050	35
12-31-23	11.99	0.06	•	0.74	0.80	0.24	—	—	0.24	—	12.55	6.64	1.25	1.21	1.21	0.49	62,596	29
12-31-22	23.10	0.05	•	(6.12)	(6.07)	—	5.04	—	5.04	—	11.99	(25.89)	1.26	1.26	1.26	0.36	60,063	18
12-31-21	27.55	(0.11	)•	(2.36)	(2.47)	—	1.98	—	1.98	—	23.10	(9.78)	1.26	1.26	1.26	(0.40)	80,785	25
Class S
06-30-26+	13.48	0.03	•	4.28	4.31	—	—	—	—	—	17.79	31.97	1.51	1.44	1.44	0.37	68,914	20

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Emerging Markets Equity Portfolio (continued)
Class S (continued)
12-31-25	12.48	0.09	•	4.40	4.49	0.30		2.99	0.20	3.49	—	13.48	38.77	1.51	1.44	1.44	0.64	49,530	37
12-31-24	12.32	0.11	•	0.15	0.26	0.10		—	—	0.10	—	12.48	2.08	1.51	1.44	1.44	0.87	164,116	35
12-31-23	11.77	0.04	•	0.72	0.76	0.21		—	—	0.21	—	12.32	6.38	1.50	1.46	1.46	0.31	191,201	29
12-31-22	22.86	0.01	•	(6.06)	(6.05)	—		5.04	—	5.04	—	11.77	(26.11)	1.51	1.51	1.51	0.10	205,544	18
12-31-21	27.35	(0.17	)•	(2.34)	(2.51)	—		1.98	—	1.98	—	22.86	(10.00)	1.51	1.51	1.51	(0.64)	320,977	25
Class S2
06-30-26+	13.09	0.02	•	4.15	4.17	—		—	—	—	—	17.26	31.86	1.66	1.59	1.59	0.22	9	20
12-31-25	12.18	0.06	•	4.32	4.38	0.28		2.99	0.20	3.47	—	13.09	38.84	1.66	1.59	1.59	0.46	3	37
12-31-24	12.02	0.09	•	0.15	0.24	0.08		—	—	0.08	—	12.18	1.95	1.66	1.59	1.59	0.72	4,214	35
12-31-23	11.48	0.03	•	0.69	0.72	0.18		—	—	0.18	—	12.02	6.25	1.65	1.61	1.61	0.23	4,950	29
12-31-22	22.50	(0.01	)•	(5.97)	(5.98)	—		5.04	—	5.04	—	11.48	(26.23)	1.66	1.66	1.66	(0.06)	6,126	18
12-31-21	26.98	(0.20	)•	(2.30)	(2.50)	—		1.98	—	1.98	—	22.50	(10.11)	1.66	1.66	1.66	(0.79)	10,071	25
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-26+	9.21	0.01	•	(1.08)	(1.07)	—		—	—	—	—	8.14	(11.62)	1.49	1.49	1.49	0.19	62,847	34
12-31-25	13.70	(0.03	)•	0.23	0.20	0.00	*	4.69	—	4.69	—	9.21	(0.20)	1.60	1.58	1.58	(0.29)	76,962	32
12-31-24	14.14	(0.00	)*•	1.11	1.11	0.04		1.51	—	1.55	—	13.70	8.31	1.59	1.56	1.56	(0.02)	93,354	32
12-31-23	13.36	0.03	•	2.01	2.04	0.03		1.23	—	1.26	—	14.14	15.52	1.58	1.56	1.56	0.20	104,981	15
12-31-22	18.19	0.02	•	(3.31)	(3.29)	0.05		1.49	—	1.54	—	13.36	(17.90)	1.58	1.55	1.55	0.16	103,692	14
12-31-21	16.52	0.03	•	3.34	3.37	0.09		1.61	—	1.70	—	18.19	21.26	1.57	1.54	1.54	0.18	138,475	11
Class R6
06-30-26+	11.01	0.04	•	(1.28)	(1.24)	—		—	—	—	—	9.77	(11.26)	0.89	0.89	0.89	0.72	515	34
12-31-25	15.52	0.04	•	0.24	0.28	0.10		4.69	—	4.79	—	11.01	0.33	1.00	0.98	0.98	0.32	995	32
12-31-24	15.83	0.09	•	1.24	1.33	0.13		1.51	—	1.64	—	15.52	8.88	0.99	0.96	0.96	0.59	1,207	32
12-31-23	14.81	0.12	•	2.26	2.38	0.13		1.23	—	1.36	—	15.83	16.30	0.98	0.96	0.96	0.80	1,773	15
12-31-22	19.98	0.12	•	(3.64)	(3.52)	0.16		1.49	—	1.65	—	14.81	(17.43)	0.98	0.95	0.95	0.77	1,673	14
12-31-21	17.97	0.15	•	3.65	3.80	0.18		1.61	—	1.79	—	19.98	22.01	0.97	0.94	0.94	0.79	1,828	11
Class S
06-30-26+	11.10	0.02	•	(1.29)	(1.27)	—		—	—	—	—	9.83	(11.44)	1.14	1.14	1.14	0.36	400	34
12-31-25	15.60	0.02	•	0.23	0.25	0.06		4.69	—	4.75	—	11.10	0.10	1.25	1.22	1.22	0.15	3,279	32
12-31-24	15.89	0.05	•	1.26	1.31	0.09		1.51	—	1.60	—	15.60	8.67	1.24	1.21	1.21	0.33	164,470	32
12-31-23	14.87	0.08	•	2.25	2.33	0.08		1.23	—	1.31	—	15.89	15.91	1.23	1.21	1.21	0.55	183,705	15
12-31-22	20.02	0.08	•	(3.64)	(3.56)	0.10		1.49	—	1.59	—	14.87	(17.58)	1.23	1.20	1.20	0.51	185,295	14
12-31-21	18.01	0.10	•	3.65	3.75	0.13		1.61	—	1.74	—	20.02	21.66	1.22	1.19	1.19	0.52	260,008	11
Class S2
06-30-26+	10.86	0.02	•	(1.27)	(1.25)	—		—	—	—	—	9.61	(11.51)	1.29	1.29	1.29	0.40	848	34
12-31-25	15.35	(0.00	)*•	0.23	0.23	0.03		4.69	—	4.72	—	10.86	0.02	1.40	1.37	1.37	(0.00)*	969	32
12-31-24	15.67	0.03	•	1.23	1.26	0.07		1.51	—	1.58	—	15.35	8.43	1.39	1.36	1.36	0.18	26,623	32
12-31-23	14.67	0.06	•	2.22	2.28	0.05		1.23	—	1.28	—	15.67	15.80	1.38	1.36	1.36	0.39	28,173	15
12-31-22	19.77	0.06	•	(3.60)	(3.54)	0.07		1.49	—	1.56	—	14.67	(17.72)	1.38	1.35	1.35	0.36	28,024	14
12-31-21	17.80	0.07	•	3.61	3.68	0.10		1.61	—	1.71	—	19.77	21.53	1.37	1.34	1.34	0.37	40,135	11
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-26+	24.66	0.14	•	1.11	1.25	—		—	—	—	—	25.91	5.07	1.25	1.25	1.25	1.15	2,189,688	59
12-31-25	26.40	0.34	•	2.52	2.86	0.48		4.12	—	4.60	—	24.66	11.62	1.25	1.25	1.25	1.32	2,184,582	131
12-31-24	24.19	0.43	•	2.49	2.92	0.37		0.34	—	0.71	—	26.40	12.11	1.24	1.24	1.24	1.69	2,029,776	84
12-31-23	23.00	0.44	•	3.58	4.02	0.14		2.69	—	2.83	—	24.19	18.16	1.24	1.24	1.24	1.86	1,826,729	75
12-31-22	30.88	0.25	•	(4.19)	(3.94)	0.26		3.68	—	3.94	—	23.00	(12.47)	1.24	1.24	1.24	0.95	1,586,695	90

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price Capital Appreciation Portfolio (continued)
Class ADV (continued)
12-31-21	29.91	0.14	•	4.98	5.12	0.16	3.99	—	4.15	—	30.88	17.97	1.24	1.24	1.24	0.47	1,891,868	58
Class I
06-30-26+	26.75	0.24	•	1.20	1.44	—	—	—	—	—	28.19	5.38	0.65	0.65	0.65	1.75	2,040,135	59
12-31-25	28.23	0.53	•	2.73	3.26	0.62	4.12	—	4.74	—	26.75	12.32	0.65	0.65	0.65	1.92	2,000,130	131
12-31-24	26.09	0.64	•	2.68	3.32	0.84	0.34	—	1.18	—	28.23	12.75	0.64	0.64	0.64	2.29	1,896,044	84
12-31-23	24.83	0.63	•	3.90	4.53	0.58	2.69	—	3.27	—	26.09	18.92	0.64	0.64	0.64	2.46	1,712,529	75
12-31-22	32.96	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.83	(11.96)	0.64	0.64	0.64	1.57	1,447,933	90
12-31-21	31.64	0.35	•	5.29	5.64	0.33	3.99	—	4.32	—	32.96	18.67	0.64	0.64	0.64	1.07	1,553,598	58
Class R6
06-30-26+	26.78	0.24	•	1.20	1.44	—	—	—	—	—	28.22	5.38	0.65	0.65	0.65	1.75	738,164	59
12-31-25	28.26	0.53	•	2.73	3.26	0.62	4.12	—	4.74	—	26.78	12.31	0.65	0.65	0.65	1.92	739,469	131
12-31-24	26.11	0.64	•	2.69	3.33	0.84	0.34	—	1.18	—	28.26	12.78	0.64	0.64	0.64	2.29	693,687	84
12-31-23	24.85	0.63	•	3.90	4.53	0.58	2.69	—	3.27	—	26.11	18.90	0.64	0.64	0.64	2.46	621,535	75
12-31-22	32.98	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.85	(11.96)	0.64	0.64	0.64	1.55	525,750	90
12-31-21	31.66	0.35	•	5.29	5.64	0.33	3.99	—	4.32	—	32.98	18.66	0.64	0.64	0.64	1.07	620,373	58
Class S
06-30-26+	26.78	0.20	•	1.21	1.41	—	—	—	—	—	28.19	5.26	0.90	0.90	0.90	1.50	2,020,745	59
12-31-25	28.27	0.46	•	2.73	3.19	0.56	4.12	—	4.68	—	26.78	12.02	0.90	0.90	0.90	1.67	2,044,279	131
12-31-24	26.08	0.57	•	2.68	3.25	0.72	0.34	—	1.06	—	28.27	12.49	0.89	0.89	0.89	2.05	1,962,100	84
12-31-23	24.83	0.57	•	3.89	4.46	0.52	2.69	—	3.21	—	26.08	18.60	0.89	0.89	0.89	2.20	3,912,825	75
12-31-22	32.96	0.36	•	(4.47)	(4.11)	0.34	3.68	—	4.02	—	24.83	(12.18)	0.89	0.89	0.89	1.30	3,757,937	90
12-31-21	31.64	0.27	•	5.29	5.56	0.25	3.99	—	4.24	—	32.96	18.40	0.89	0.89	0.89	0.82	4,700,019	58
Class S2
06-30-26+	26.08	0.18	•	1.18	1.36	—	—	—	—	—	27.44	5.22	1.05	1.05	1.05	1.35	17,568	59
12-31-25	27.66	0.41	•	2.66	3.07	0.53	4.12	—	4.65	—	26.08	11.83	1.05	1.05	1.05	1.52	17,751	131
12-31-24	25.64	0.51	•	2.63	3.14	0.78	0.34	—	1.12	—	27.66	12.29	1.04	1.04	1.04	1.91	15,724	84
12-31-23	24.55	0.52	•	3.84	4.36	0.58	2.69	—	3.27	—	25.64	18.42	1.04	1.04	1.04	2.05	56,946	75
12-31-22	32.63	0.32	•	(4.43)	(4.11)	0.29	3.68	—	3.97	—	24.55	(12.30)	1.04	1.04	1.04	1.14	53,434	90
12-31-21	31.37	0.22	•	5.23	5.45	0.20	3.99	—	4.19	—	32.63	18.19	1.04	1.04	1.04	0.67	71,364	58

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of nineteen active separate investment series. The six series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® CBRE Global Real Estate Portfolio (“CBRE Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), and VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company,

serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses,

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. CBRE Global Real Estate estimates character of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains. These estimates are adjusted after the actual character of distributions is reported by the REITs.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Government Liquid Assets. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by T. Rowe Price Capital Appreciation. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign

(non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2026, the maximum amount of loss that Invesco Growth and Income would incur if its counterparties failed to perform would be $123 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2026. There was no cash collateral pledged by any counterparty at June 30, 2026 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2026, Invesco Growth and Income and T. Rowe Price Capital Appreciation had a liability position of $10,565 and $38,899,524, respectively, on open forward foreign currency contracts and open written options. If a contingent feature would have been triggered as of June 30, 2026, each Portfolio could have been required to pay these amounts in cash to its counterparties. There was no cash collateral pledged by any Portfolio as of June 30, 2026.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2026, the following Portfolios had average quarterly contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for Invesco Growth and Income for open forward foreign currency contracts at June 30, 2026.

	Buy	Sell
Invesco Growth and Income	$166,446	$3,968,041

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2026, the Portfolios did not enter into any futures contracts.

I. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2026, T. Rowe Price Capital Appreciation had written equity options with an average quarterly notional value of $321,859,297 to generate income. Please refer to the tables within the Portfolio of Investments for open written equity options at June 30, 2026. T. Rowe Price Capital Appreciation had pledged securities fair valued at $12,836,982 for open written call options and these are footnoted within the Portfolio of Investments.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2026.

K. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
CBRE Global Real Estate	$54,367,471	$85,330,637
Invesco Growth and Income	26,334,287	27,849,160
JPMorgan Emerging Markets Equity	42,255,986	35,491,772
Morgan Stanley Global Franchise	—	31,950,088
T. Rowe Price Capital Appreciation	2,985,674,735	3,380,590,221

U.S. government securities not included above were as follows:

	Purchases	Sales
T. Rowe Price Capital Appreciation	$938,171,764	$981,039,609

NOTE 4 — INVESTMENT MANAGEMENT FEES

CBRE Global Real Estate has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
CBRE Global Real Estate	0.90% on the first $250 million;
0.875% on the next $250 million;
0.80% on the amount in excess of $500 million

With the exception of CBRE Global Real Estate, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets	0.35% on the first $200 million;
0.30% on the next $300 million;
0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise	0.88% on the first $250 million;
0.78% on the next $250 million;
0.63% on the amount in excess of $500 million
Invesco Growth and Income	0.75% first $750 million;
T. Rowe Price Capital	0.70% on the next $1.25 billion;
Appreciation	0.65% on the next $1.5 billion;
0.60% on the amount in excess of $3.5 billion

The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolios, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The assets of Invesco Growth and Income and T. Rowe Price Capital Appreciation are aggregated with those of VY® Columbia Real Estate Portfolio, which is not included

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

in this report, to determine the Unified Fee applicable to the respective Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC*
CBRE Global Real Estate	CBRE Investment Management Listed Real Assets LLC
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and Unified Fee, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero through May 1, 2027. There is no guarantee that the Portfolio will maintain such a yield. Unified Fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2026, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero.

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	CBRE Global Real Estate	6.08%
	Invesco Growth and Income	13.74
	JPMorgan Emerging Markets Equity	11.17

Voya Institutional Trust Company	Government Liquid Assets	73.32
	CBRE Global Real Estate	14.47
	Invesco Growth and Income	12.38
	JPMorgan Emerging Markets Equity	28.41
	Morgan Stanley Global Franchise	99.16
	T. Rowe Price Capital Appreciation	48.72

Voya Retirement Insurance and	CBRE Global Real Estate	54.86
Annuity Company	Invesco Growth and Income	65.23
	JPMorgan Emerging Markets Equity	37.13
	T. Rowe Price Capital Appreciation	40.82

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

CBRE Global Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by the Portfolio were $84,883.

During the period ended June 30, 2026, CBRE Global Real Estate Portfolio incurred $175,000 of proxy and solicitation costs associated with obtaining shareholder approval relating to its proposed merger with and into VY® Columbia Real Estate Portfolio, which is not included in this report.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the below Portfolio, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
CBRE Global Real Estate	1.50%	0.90%	1.15%	1.30%
JPMorgan Emerging Markets Equity	1.79%	1.19%	1.44%	1.59%

The Expense Limitation Agreement is contractual through May 1, 2027 for JPMorgan Emerging Markets Equity and May 1, 2028 for CBRE Global Real Estate. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2026:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
JPMorgan Emerging Markets Equity	3	$1,687,000	4.64%
T. Rowe Price Capital Appreciation	4	6,821,750	4.64

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2026	35,070,177	—	2,088,519	(63,317,663)	—	(26,158,967)	35,070,177	—	2,088,519	(63,317,662)	—	(26,158,966)
12/31/2025	195,347,520	—	7,032,656	(131,017,940)	—	71,362,236	195,347,520	—	7,032,656	(131,017,940)	—	71,362,236
Class S
6/30/2026	17,031,725	—	3,543,600	(45,363,301)	—	(24,787,976)	17,031,725	—	3,543,600	(45,363,301)	—	(24,787,976)
12/31/2025	79,872,993	—	9,325,457	(101,161,688)	—	(11,963,238)	79,872,993	—	9,325,457	(101,161,688)	—	(11,963,238)
Class S2
6/30/2026	55,587,598	—	12,439,632	(80,875,413)	—	(12,848,183)	55,587,598	—	12,439,632	(80,875,413)	—	(12,848,183)
12/31/2025	195,036,017	—	30,927,890	(151,590,128)	—	74,373,779	195,036,017	—	30,927,890	(151,590,128)	—	74,373,779
CBRE Global Real Estate
Class ADV
6/30/2026	45,710	—	33,318	(104,411)	—	(25,383)	482,635	—	334,181	(1,095,370)	—	(278,554)
12/31/2025	44,550	—	22,689	(152,270)	—	(85,031)	440,492	—	220,990	(1,511,711)	—	(850,229)
Class I
6/30/2026	147,218	—	310,112	(431,749)	—	25,581	1,573,236	—	3,194,154	(4,649,196)	—	118,194
12/31/2025	504,330	—	243,047	(4,002,099)	—	(3,254,722)	5,116,668	—	2,432,898	(40,651,243)	—	(33,101,677)
Class S
6/30/2026	28,574	—	183,352	(3,030,886)	—	(2,818,960)	304,347	—	1,884,861	(30,502,572)	—	(28,313,364)
12/31/2025	174,567	—	140,402	(1,007,637)	—	(692,668)	1,796,981	—	1,402,619	(10,308,045)	—	(7,108,445)
Class S2
6/30/2026	44	—	1,470	(14,264)	—	(12,750)	477	—	15,328	(145,247)	—	(129,442)
12/31/2025	611	—	966	(3,323)	—	(1,746)	6,401	—	9,783	(34,178)	—	(17,994)
Invesco Growth and Income
Class ADV
6/30/2026	10,586	—	—	(72,822)	—	(62,236)	222,472	—	—	(1,484,921)	—	(1,262,449)
12/31/2025	28,975	—	163,562	(126,246)	—	66,291	592,143	—	2,965,375	(2,607,831)	—	949,687
Class I
6/30/2026	155,838	—	—	(101,733)	—	54,105	3,260,310	—	—	(2,149,919)	—	1,110,391
12/31/2025	202,420	—	601,949	(443,338)	—	361,031	4,211,292	—	11,087,898	(9,238,814)	—	6,060,376
Class S
6/30/2026	90,255	—	—	(234,981)	—	(144,726)	1,950,551	—	—	(5,079,286)	—	(3,128,735)
12/31/2025	112,294	—	914,987	(486,903)	—	540,378	2,368,160	—	17,403,057	(10,507,072)	—	9,264,145
Class S2
6/30/2026	5,601	—	—	(2,835)	—	2,766	121,699	—	—	(61,741)	—	59,958
12/31/2025	10,857	—	19,948	(28,940)	—	1,865	223,036	—	382,011	(608,065)	—	(3,018)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2026	389,527	—	—	(316,237)	—	73,290	5,424,427	—	—	(4,326,103)	—	1,098,324
12/31/2025	261,785	—	864,382	(796,581)	—	329,586	3,131,372	—	9,402,890	(9,491,375)	—	3,042,887
Class I
6/30/2026	582,491	—	—	(381,197)	—	201,294	9,083,263	—	—	(6,179,872)	—	2,903,391
12/31/2025	526,563	—	1,083,271	(1,665,142)	—	(55,308)	7,366,655	—	13,694,415	(22,305,553)	—	(1,244,483)
Class S
6/30/2026	459,138	—	—	(258,499)	—	200,639	7,226,521	—	—	(3,938,181)	—	3,288,340
12/31/2025	322,339	—	3,325,669	(13,121,227)	—	(9,473,219)	4,376,165	—	41,044,213	(166,071,724)	—	(120,651,346)
Class S2
6/30/2026	337	—	—	(74)	—	263	5,814	—	—	(1,143)	—	4,671
12/31/2025	9,433	—	88,998	(444,284)	—	(345,853)	118,866	—	1,063,571	(5,479,713)	—	(4,297,276)
Morgan Stanley Global Franchise
Class ADV
6/30/2026	308,702	—	—	(949,681)	—	(640,979)	2,571,697	—	—	(8,094,964)	—	(5,523,267)
12/31/2025	204,333	—	2,909,351	(1,569,741)	—	1,543,943	2,207,952	—	31,019,132	(18,934,046)	—	14,293,038
Class R6
6/30/2026	4,326	—	—	(42,046)	—	(37,720)	44,028	—	—	(417,944)	—	(373,916)
12/31/2025	7,026	—	30,833	(25,266)	—	12,593	102,021	—	389,344	(325,931)	—	165,434
Class S
6/30/2026	6,435	—	—	(261,141)	—	(254,706)	64,692	—	—	(2,567,007)	—	(2,502,315)
12/31/2025	181,524	—	3,841,705	(14,272,604)	—	(10,249,375)	2,892,553	—	48,725,657	(171,065,046)	—	(119,446,836)
Class S2
6/30/2026	4,054	—	—	(5,008)	—	(954)	39,559	—	—	(50,207)	—	(10,648)
12/31/2025	29,754	—	666,502	(2,341,431)	—	(1,645,175)	413,475	—	8,277,052	(27,164,406)	—	(18,473,879)

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2026	146,171	—	—	(4,237,389)	—	(4,091,218)	3,624,571	—	—	(105,891,049)	—	(102,266,478)
12/31/2025	1,937,069	—	14,663,206	(4,908,702)	—	11,691,573	50,137,743	—	350,672,831	(126,212,384)	—	274,598,190
Class I
6/30/2026	1,361,583	—	—	(3,778,165)	—	(2,416,582)	36,615,419	—	—	(102,015,190)	—	(65,399,771)
12/31/2025	3,373,208	—	12,003,354	(7,758,027)	—	7,618,535	93,853,468	—	312,046,510	(215,788,853)	—	190,111,125
Class R6
6/30/2026	1,416,017	—	—	(2,875,413)	—	(1,459,396)	38,370,835	—	—	(77,299,570)	—	(38,928,735)
12/31/2025	3,122,240	—	4,539,942	(4,594,621)	—	3,067,561	87,511,752	—	118,145,888	(125,809,123)	—	79,848,517
Class S
6/30/2026	133,170	—	—	(4,790,905)	—	(4,657,735)	3,616,563	—	—	(129,967,866)	—	(126,351,303)
12/31/2025	1,300,874	—	12,168,915	(6,538,998)	—	6,930,791	36,690,862	—	316,217,036	(181,305,087)	—	171,602,811
Class S2
6/30/2026	22,629	—	—	(62,879)	—	(40,250)	597,472	—	—	(1,654,457)	—	(1,056,985)
12/31/2025	66,684	—	105,768	(60,447)	—	112,005	1,814,733	—	2,677,078	(1,645,403)	—	2,846,408

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

Morgan Stanley Global Franchise

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	$1,072,606	$(1,072,606)	$—
Total	$1,072,606	$(1,072,606)	$—

(1)	Cash collateral with a fair value of $1,097,352 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

T. Rowe Price Capital Appreciation

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$3,678	$(3,678)	$—
BMO Capital Markets Corp	287,820	(287,820)	—
BNP Paribas Prime Brokerage Intl Ltd	891,354	(891,354)	—
BofA Securities Inc	40,605,343	(40,605,343)	—
CIBC World Markets Corp.	809,662	(809,662)	—
Citadel Securities LLC	1,401	(1,401)	—
Citigroup Global Markets Inc.	33,673,946	(33,673,946)	—
HSBC Bank PLC	1,179,566	(1,179,566)	—
HSBC Securities (USA) Inc.	359,070	(359,070)	—
J.P. Morgan Securities LLC	7,171,176	(7,171,176)	—
Janney Montgomery Scott LLC	4,430,495	(4,430,495)	—
Mizuho Securities USA LLC.	393,374	(393,374)	—
Morgan Stanley & Co. LLC	15,557,252	(15,557,252)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank Financial Inc	$66,444	$(66,444)	$—
National Financial Services LLC	5,152,384	(5,152,384)	—
Natixis Securities America LLC	15,798,348	(15,798,348)	—
Nomura Securities International, Inc.	543,502	(543,502)	—
Raymond James & Associates, Inc.	2,810	(2,810)	—
SG Americas Securities, LLC	3,309,411	(3,309,411)	—
State Street Bank and Trust Company	2,095,020	(2,095,020)	—
Truist Securities INC	99,868	(99,868)	—
UBS AG	43,728	(43,728)	—
Wells Fargo Bank NA	3,687,323	(3,687,323)	—
Wells Fargo Securities LLC	425,156	(425,156)	—
Total	$136,588,131	$(136,588,131)	$—

(1)	Cash collateral with a fair value of $140,467,060 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs) and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
Government Liquid Assets	$47,286,003	$—	$—	$49,648,200	$—
CBRE Global Real Estate	4,066,290	—	—	5,303,468	—
Invesco Growth and Income	4,954,557	26,883,784	—	5,850,178	38,697,988
JPMorgan Emerging Markets Equity	5,702,402	55,772,983	3,729,704	2,323,248	—
Morgan Stanley Global Franchise	3,421,015	84,990,170	—	1,367,795	28,738,841
T. Rowe Price Capital Appreciation	319,336,388	780,422,955	—	172,204,349	92,946,889
T. Rowe Price Equity Income	4,844,809	30,112,483	—	7,233,577	14,975,853

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of December 31, 2025, were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Other	Total Distributable Earnings/(Loss)
Government Liquid Assets	$42,470	$—	$—	$—	$—	$42,470
CBRE Global Real Estate	4,433,592	993,335	16,660,663	—	—	22,087,590
Invesco Growth and Income	1,488,162	11,303,740	37,879,211	—	—	50,671,113
JPMorgan Emerging Markets Equity	—	—	44,359,301	—	(450,688)	43,908,613
Morgan Stanley Global Franchise	—	22,250,549	9,204,438	—	—	31,454,987
T. Rowe Price Capital Appreciation	233,646,937	606,804,516	382,588,487	—	—	1,223,039,940
T. Rowe Price Equity Income	997,576	44,606,371	62,041,060	—	—	107,645,007

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of,

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2026, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Government Liquid Assets
Class I	$0.0029	$—	$—	July 31, 2026	Daily
Class S	$0.0027	$—	$—	July 31, 2026	Daily
Class S2	$0.0026	$—	$—	July 31, 2026	Daily

CBRE Global Real Estate
Class ADV	$0.1038	$0.0078	$0.9570	July 23, 2026	July 22, 2026
Class I	$0.1400	$0.0078	$0.9570	July 23, 2026	July 22, 2026
Class S	$0.1302	$0.0078	$0.9570	July 23, 2026	July 22, 2026
Class S2	$0.1161	$0.0078	$0.9570	July 23, 2026	July 22, 2026

Invesco Growth and Income
Class ADV	$0.1064	$—	$1.4639	July 15, 2026	July 14, 2026
Class I	$0.2326	$—	$1.4639	July 15, 2026	July 14, 2026
Class S	$0.1817	$—	$1.4639	July 15, 2026	July 14, 2026
Class S2	$0.1498	$—	$1.4639	July 15, 2026	July 14, 2026

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

Morgan Stanley Global Franchise
Class ADV	$—	$—	$2.8485	July 15, 2026	July 14, 2026
Class R6	$—	$—	$2.8485	July 15, 2026	July 14, 2026
Class S	$—	$—	$2.8485	July 15, 2026	July 14, 2026
Class S2	$—	$—	$2.8485	July 15, 2026	July 14, 2026

T. Rowe Price Capital Appreciation
Class ADV	$0.0242	$0.8943	$2.3854	July 15, 2026	July 14, 2026
Class I	$0.0242	$0.8943	$2.3854	July 15, 2026	July 14, 2026
Class R6	$0.0242	$0.8943	$2.3854	July 15, 2026	July 14, 2026
Class S	$0.0242	$0.8943	$2.3854	July 15, 2026	July 14, 2026
Class S2	$0.0242	$0.8943	$2.3854	July 15, 2026	July 14, 2026

Reorganization: On close of business July 24, 2026, CBRE Global Real Estate merged with and into VY® Columbia Real Estate, which is not included in this report.

Sub-Adviser Change: Effective at the close of business on August 14, 2026, the following changes took place on Morgan Stanley Global Franchise: (i) the removal of Morgan Stanley Investment Management Inc. as sub-adviser and Morgan Stanley Investment Management Limited as sub-sub-adviser; (ii) the appointment of Voya Investment Management Co. LLC as sub-adviser; (iii) changes to the portfolio’s principal investment strategies, including the adoption of the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; (iv) changing the portfolio’s name to “Voya Global Equity Insights Portfolio”; (v) changing the portfolio’s primary benchmark index from the “MSCI World Index” to the “MSCI All Country World Index”; and (vi) changes to the portfolio’s non-fundamental investment restrictions.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

30

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: 43.2%
25,000,000 (1)	United States Treasury Bill, 3.680%, 8/25/2026	$24,859,731	2.1
87,750,000 (1)	United States Treasury Bill, 3.820%, 5/13/2027	84,932,810	7.2
325,000,000 (2)	United States Treasury Floating Rate Notes, 3.958%, (USBMMY3M + 0.182%), 7/31/2026	325,047,112	27.6
75,250,000	United States Treasury Notes, 2.625%, 5/31/2027	74,417,778	6.3
		509,257,431	43.2

	Total U.S. Treasury Debt (Cost $509,257,431)	509,257,431	43.2

U.S. GOVERNMENT AGENCY DEBT: 39.9%
10,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.645%, (SOFRRATE + 0.025%), 8/14/2026	10,000,087	0.9
5,750,000 (2)	Federal Farm Credit Banks Funding Corp., 3.785%, (FEDL01 + 0.155%), 9/16/2026	5,750,768	0.5
87,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 3.710%, (FCPR DLY + (3.040)%), 10/16/2026	87,000,000	7.4
26,500,000 (1)	Federal Home Loan Bank Discount Notes, 3.550%, 7/24/2026	26,438,295	2.2
7,000,000 (1)	Federal Home Loan Bank Discount Notes, 3.620%, 8/10/2026	6,971,689	0.6
14,000,000 (2)	Federal Home Loan Banks, 3.630%, (SOFRRATE + 0.010%), 8/19/2026	14,000,000	1.2
4,000,000 (2)	Federal Home Loan Banks, 3.680%, (SOFRRATE + 0.060%), 8/11/2026	4,000,000	0.3
24,750,000 (2)	Federal Home Loan Banks, 3.685%, (SOFRRATE + 0.065%), 8/10/2026	24,750,000	2.1
4,083,333 (2)	Federal Home Loan Banks, 3.760%, (SOFRRATE + 0.140%), 7/22/2026	4,083,333	0.4
11,000,000 (2)	Federal Home Loan Banks 0001, 3.630%, (SOFRRATE + 0.010%), 8/21/2026	10,999,914	0.9
24,000,000 (2)	Federal Home Loan Banks 0002, 3.645%, (SOFRRATE + 0.025%), 9/16/2026	24,000,000	2.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
183,000,000 (2)	Federal Home Loan Banks 0003, 3.650%, (SOFRRATE + 0.030%), 9/17/2026	$183,000,000	15.5
52,000,000 (2)	Federal Home Loan Banks 0005, 3.635%, (SOFRRATE + 0.015%), 9/14/2026	52,000,000	4.4
18,000,000 (1)	Freddie Mac Discount Notes RB, 3.520%, 7/21/2026	17,963,600	1.5
		470,957,686	39.9

	Total U.S. Government Agency Debt (Cost $470,957,686)	470,957,686	39.9

U.S. TREASURY REPURCHASE AGREEMENTS: 17.2%
202,387,000	Deutsche Bank, Repurchase Agreement dated 6/30/2026, 3.640%, due 7/1/2026 $202,407,464 to be received upon repurchase (Collateralized by $330,425,900, various U.S. Treasuries, 1.875- 2.000%, Market Value plus accrued interest $206,434,754 due 2/15/41-2/15/50)	202,387,000	17.2

	Total U.S. Treasury Repurchase Agreements (Cost $202,387,000)	202,387,000	17.2

	Total Investments in Securities (Cost $1,182,602,117)	$1,182,602,117	100.3
	Liabilities in Excess of Other Assets	(3,210,741)	-0.3
	Net Assets	$1,179,391,376	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.

Reference Rate Abbreviations:

FEDL01	Federal Funds Effective Rate
SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

31

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$470,957,686	$—	$470,957,686
U.S. Treasury Debt	—	509,257,431	—	509,257,431
U.S. Treasury Repurchase Agreements	—	202,387,000	—	202,387,000
Total Investments, at fair value	$—	$1,182,602,117	$—	$1,182,602,117

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of June 30, 2026:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$202,387,000	$(202,387,000)	$—
Totals	$202,387,000	$(202,387,000)	$—

(1)	Collateral with a fair value of $206,434,754 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At June 30, 2026, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

32

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Australia: 7.0%
94,089	Charter Hall Group	$1,490,318	1.4
133,265	Goodman Group	2,875,348	2.6
397,611	GPT Group	1,341,911	1.2
42,408 (1)	NEXTDC Ltd.	429,631	0.4
823,424	Vicinity Ltd.	1,467,201	1.4
		7,604,409	7.0
	Belgium: 1.2%
6,610	Aedifica SA	532,806	0.5
32,607	Warehouses De Pauw CVA	822,489	0.7
		1,355,295	1.2
	Canada: 1.1%
9,526	Boardwalk Real Estate Investment Trust	434,908	0.4
10,935	Granite Real Estate Investment Trust	738,638	0.7
		1,173,546	1.1
	France: 4.4%
45,251	Klepierre SA	1,891,194	1.7
22,661	Mercialys SA	303,536	0.3
21,811	Unibail-Rodamco- Westfield	2,552,469	2.4
		4,747,199	4.4
	Germany: 0.9%
300,331	Sirius Real Estate Ltd.	385,229	0.3
40,093	TAG Immobilien AG	647,456	0.6
		1,032,685	0.9
	Hong Kong: 3.2%
83,200	Hongkong Land Holdings Ltd.	592,724	0.5
177,310	Link REIT	827,390	0.8
91,350	Sun Hung Kai Properties Ltd.	1,314,830	1.2
291,216	Swire Properties Ltd.	764,904	0.7
		3,499,848	3.2
	Japan: 6.9%
334	Activia Properties, Inc.	282,078	0.3
333	Daiwa Office Investment Corp.	670,983	0.6
1,187	GLP J-Reit	1,004,143	0.9
803	Invincible Investment Corp.	296,217	0.3
1,136	Japan Hotel REIT Investment Corp.	555,921	0.5
621	Japan Logistics Fund, Inc.	362,970	0.3
292	Japan Prime Realty Investment Corp.	167,907	0.2
410	LaSalle Logiport REIT	368,513	0.3
13,400	Mitsubishi Estate Co. Ltd.	341,716	0.3
240,900	Mitsui Fudosan Co. Ltd.	2,232,763	2.1
1,263	Orix JREIT, Inc.	758,430	0.7
23,300	Tokyo Tatemono Co. Ltd.	475,381	0.4
		7,517,022	6.9
	Netherlands: 0.3%
9,101	Eurocommercial Properties NV	283,790	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore: 2.6%
885,700	CapitaLand Integrated Commercial Trust	$1,625,253	1.5
820,400	Centurion Accommodation REIT	672,216	0.6
466,800	Suntec Real Estate Investment Trust	523,985	0.5
		2,821,454	2.6
	Spain: 0.5%
32,553	Merlin Properties Socimi SA	571,178	0.5

	Sweden: 1.2%
52,667	Castellum AB	691,821	0.7
5,959	Catena AB	255,897	0.2
20,142	Pandox AB	359,780	0.3
		1,307,498	1.2
	Switzerland: 0.4%
2,168	PSP Swiss Property AG, Reg	386,393	0.4

	United Kingdom: 3.9%
39,561	Big Yellow Group PLC	473,236	0.4
147,202	Land Securities Group PLC	1,268,169	1.2
489,269	LondonMetric Property PLC	1,221,235	1.1
590,856	Tritax Big Box REIT PLC	1,265,879	1.2
		4,228,519	3.9
	United States: 66.0%
16,344	American Healthcare REIT, Inc.	852,340	0.8
27,329 (1)	Blackstone Digital Infrastructure Trust, Inc.	591,126	0.5
67,869	Brixmor Property Group, Inc.	2,139,910	2.0
12,920	Camden Property Trust	1,479,211	1.4
34,777	Cousins Properties, Inc.	1,042,614	1.0
35,384	CubeSmart	1,407,222	1.3
10,931	EastGroup Properties, Inc.	2,213,855	2.0
12,955	EPR Properties	751,520	0.7
7,476	Equinix, Inc.	7,792,908	7.2
35,020	Equity Residential	2,378,909	2.2
48,821	Essential Properties Realty Trust, Inc.	1,457,307	1.3
3,020	Extra Space Storage, Inc.	438,806	0.4
8,360	Federal Realty Investment Trust	1,031,958	0.9
30,781	First Industrial Realty Trust, Inc.	1,887,183	1.7
30,484	Gaming and Leisure Properties, Inc.	1,357,452	1.2
22,967	Getty Realty Corp.	766,179	0.7
4,644	Hilton Worldwide Holdings, Inc.	1,534,656	1.4
16,439	InvenTrust Properties Corp.	581,941	0.5
18,041	Invitation Homes, Inc.	545,019	0.5
25,646	Iron Mountain, Inc.	3,239,346	3.0

See Accompanying Notes to Financial Statements

33

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
8,041	Mid-America Apartment Communities, Inc.	$1,117,217	1.0
22,942	Omega Healthcare Investors, Inc.	1,093,875	1.0
30,992	Prologis, Inc.	4,198,486	3.9
20,135	Realty Income Corp.	1,247,565	1.1
30,718	Regency Centers Corp.	2,449,453	2.3
9,206	Ryman Hospitality Properties, Inc.	1,183,431	1.1
14,066	Simon Property Group, Inc.	3,145,861	2.9
37,532	STAG Industrial, Inc.	1,428,468	1.3
11,709	Sun Communities, Inc.	1,404,026	1.3
66,009	UDR, Inc.	2,635,079	2.4
36,899	Ventas, Inc.	3,276,631	3.0
105,868	VICI Properties, Inc.	2,810,795	2.6
36,889	Vornado Realty Trust	1,449,738	1.3
48,319	Welltower, Inc.	10,966,963	10.1
		71,897,050	66.0

	Total Common Stock (Cost $83,590,457)	108,425,886	99.6
	Total Long-Term Investments (Cost $83,590,457)	108,425,886	99.6

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
252,326 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $252,326)	$252,326	0.2

	Total Short-Term Investments (Cost $252,326)	252,326	0.2
	Total Investments in Securities (Cost $83,842,783)	$108,678,212	99.8
	Assets in Excess of Other Liabilities	178,159	0.2
	Net Assets	$108,856,371	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2026.
REIT Diversification	Percentage of Net Assets
Retail REITs	18.7%
Industrial REITs	16.9
Health Care REITs	15.4
Specialized REITs	10.8
Diversified REITs	6.4
Other Specialized REITs	4.2
Diversified Real Estate Activities	4.0
Multi-Family Residential REITs	3.9
Office REITs	3.8
Real Estate Operating Companies	3.7
Residential REITs	3.7
Multi-Family Residentall REITs	2.2
Hotel & Resort REITs	1.9
Self-Storage REITs	1.7
Hotels, Resorts & Cruise Lines	1.4
Data Center REITs	0.5
Internet Services & Infrastructure	0.4
Assets in Excess of Other Liabilities*	0.4
Net Assets	100.0%

*	Includes short-term investments.

See Accompanying Notes to Financial Statements

34

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$7,604,409	$—	$7,604,409
Belgium	—	1,355,295	—	1,355,295
Canada	1,173,546	—	—	1,173,546
France	—	4,747,199	—	4,747,199
Germany	385,229	647,456	—	1,032,685
Hong Kong	—	3,499,848	—	3,499,848
Japan	—	7,517,022	—	7,517,022
Netherlands	283,790	—	—	283,790
Singapore	—	2,821,454	—	2,821,454
Spain	—	571,178	—	571,178
Sweden	359,780	947,718	—	1,307,498
Switzerland	—	386,393	—	386,393
United Kingdom	473,236	3,755,283	—	4,228,519
United States	71,897,050	—	—	71,897,050
Total Common Stock	74,572,631	33,853,255	—	108,425,886
Short-Term Investments	252,326	—	—	252,326
Total Investments, at fair value	$74,824,957	$33,853,255	$—	$108,678,212

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $87,180,293.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,006,567
Gross Unrealized Depreciation	(2,508,734)
Net Unrealized Appreciation	$21,497,833

See Accompanying Notes to Financial Statements

35

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Communication Services: 6.9%
15,610	Alphabet, Inc. - Class A	$5,578,546	3.2
3,412	Meta Platforms, Inc. - Class A	1,921,945	1.1
9,909	T-Mobile US, Inc.	1,662,037	1.0
28,490	Walt Disney Co.	2,742,162	1.6
		11,904,690	6.9

	Consumer Discretionary: 6.3%
22,795 (1)	Amazon.com, Inc.	5,432,960	3.2
6,919	Booking Holdings, Inc.	1,233,243	0.7
25,505	General Motors Co.	1,965,926	1.1
21,502	Starbucks Corp.	2,197,289	1.3
		10,829,418	6.3

	Consumer Staples: 8.3%
12,700	Dollar General Corp.	1,461,897	0.9
29,144	Estee Lauder Cos., Inc. - Class A	2,300,919	1.3
25,452	Philip Morris International, Inc.	4,604,521	2.7
31,400	Sysco Corp.	2,624,412	1.5
32,303 (1)	US Foods Holding Corp.	3,302,982	1.9
		14,294,731	8.3

	Energy: 6.8%
14,280	Chevron Corp.	2,367,053	1.4
29,081	ConocoPhillips	3,023,261	1.8
10,113	Exxon Mobil Corp.	1,382,649	0.8
34,645	Occidental Petroleum Corp.	1,682,708	1.0
36,242	Schlumberger NV	1,684,890	1.0
37,618	Shell PLC	1,461,651	0.8
		11,602,212	6.8

	Financials: 16.8%
23,165	American International Group, Inc.	1,726,487	1.0
84,549	Bank of America Corp.	4,817,602	2.8
7,114	Capital One Financial Corp.	1,427,211	0.8
30,809	Charles Schwab Corp.	2,842,746	1.7
55,307	Citizens Financial Group, Inc.	3,875,361	2.3
1,742	Goldman Sachs Group, Inc.	1,761,807	1.0
18,192	KKR & Co., Inc.	1,669,662	1.0
10,952	PNC Financial Services Group, Inc.	2,696,601	1.6
64,559	Wells Fargo & Co.	5,335,156	3.1
9,610	Willis Towers Watson PLC	2,511,766	1.5
		28,664,399	16.8

	Health Care: 14.6%
10,957	Becton Dickinson and Co.	1,658,123	1.0
30,641	Bristol-Myers Squibb Co.	1,765,534	1.0
27,980	CVS Health Corp.	2,894,531	1.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,065	Elevance Health, Inc.	$1,572,057	0.9
6,187 (1)	IQVIA Holdings, Inc.	1,195,452	0.7
11,450	Johnson & Johnson	2,907,956	1.7
26,991	Medtronic PLC	2,111,506	1.3
26,037	Merck & Co., Inc.	3,345,755	2.0
2,488	Regeneron Pharmaceuticals, Inc.	1,551,368	0.9
20,470	Sanofi	1,750,253	1.0
2,816	Thermo Fisher Scientific, Inc.	1,411,830	0.8
6,574	UnitedHealth Group, Inc.	2,732,352	1.6
		24,896,717	14.6

	Industrials: 13.2%
12,780	Emerson Electric Co.	1,829,457	1.1
7,429	FedEx Corp.	2,326,243	1.4
6,933 (1)	Fedex Freight Holding Co., Inc.	1,046,883	0.6
7,872	Ferguson Enterprises, Inc.	1,868,262	1.1
32,793	Fortive Corp.	2,003,324	1.2
28,082	Johnson Controls International PLC	4,103,061	2.4
3,175	Parker-Hannifin Corp.	3,105,531	1.8
7,138	Raytheon Technologies Corp.	1,354,293	0.8
21,151	Sunbelt Rentals Holdings, Inc.	1,542,935	0.9
13,362	Textron, Inc.	1,225,696	0.7
6,331	Vertiv Holdings Co. - Class A	2,119,746	1.2
		22,525,431	13.2

	Information Technology: 16.2%
3,255	Broadcom, Inc.	1,229,576	0.7
22,972	Cisco Systems, Inc.	2,698,291	1.6
24,391	Cognizant Technology Solutions Corp. - Class A	944,664	0.6
8,891 (1)	Coherent Corp.	3,507,233	2.1
6,900	Lam Research Corp.	2,989,977	1.7
41,526	Microchip Technology, Inc.	3,787,171	2.2
11,665	Microsoft Corp.	4,351,278	2.5
18,391	NVIDIA Corp.	3,679,855	2.2
8,490	NXP Semiconductors NV	2,385,945	1.4
9,881	Qnity Electronics, Inc.	1,613,666	0.9
3,395 (1)	Rambus, Inc.	450,652	0.3
		27,638,308	16.2

	Materials: 2.5%
17,773	Corteva, Inc.	1,505,196	0.9
9,394	DuPont de Nemours, Inc.	1,274,202	0.7
12,152	PPG Industries, Inc.	1,473,916	0.9
		4,253,314	2.5

See Accompanying Notes to Financial Statements

36

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 2.2%
24,035	Alexandria Real Estate Equities, Inc.	$1,270,249	0.7
18,620 (1)	CBRE Group, Inc. - Class A	2,507,928	1.5
		3,778,177	2.2

	Utilities: 4.0%
10,505	American Electric Power Co., Inc.	1,437,189	0.8
23,180	FirstEnergy Corp.	1,101,977	0.7
70,151	PPL Corp.	2,549,989	1.5
18,876	Sempra Energy	1,749,994	1.0
		6,839,149	4.0

	Total Common Stock (Cost $121,555,119)	167,226,546	97.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
3,164,746 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $3,164,746)	$3,164,746	1.9

	Total Short-Term Investments (Cost $3,164,746)	3,164,746	1.9

	Total Investments in Securities (Cost $124,719,865)	$170,391,292	99.7
	Assets in Excess of Other Liabilities	431,969	0.3
	Net Assets	$170,823,261	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

37

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$11,904,690	$—	$—	$11,904,690
Consumer Discretionary	10,829,418	—	—	10,829,418
Consumer Staples	14,294,731	—	—	14,294,731
Energy	10,140,561	1,461,651	—	11,602,212
Financials	28,664,399	—	—	28,664,399
Health Care	23,146,464	1,750,253	—	24,896,717
Industrials	20,982,496	1,542,935	—	22,525,431
Information Technology	27,638,308	—	—	27,638,308
Materials	4,253,314	—	—	4,253,314
Real Estate	3,778,177	—	—	3,778,177
Utilities	6,839,149	—	—	6,839,149
Total Common Stock	162,471,707	4,754,839	—	167,226,546
Short-Term Investments	3,164,746	—	—	3,164,746
Total Investments, at fair value	$165,636,453	$4,754,839	$—	$170,391,292
Other Financial Instruments+
Forward Foreign Currency Contracts	—	123	—	123
Total Assets	$165,636,453	$4,754,962	$—	$170,391,415
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(10,565)	$—	$(10,565)
Total Liabilities	$—	$(10,565)	$—	$(10,565)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	17,493	USD	23,085	The Bank of New York Mellon	07/31/26	$118
GBP	13,683	USD	18,145	The Bank of New York Mellon	07/31/26	5
USD	30,385	EUR	26,560	The Bank of New York Mellon	07/31/26	—
USD	1,120,714	GBP	848,804	The Bank of New York Mellon	07/31/26	(5,156)
USD	1,282,723	EUR	1,125,952	The Bank of New York Mellon	07/31/26	(5,409)
						$(10,442)

See Accompanying Notes to Financial Statements

38

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Currency Abbreviations:

EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$123
Total Asset Derivatives		$123

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$10,565
Total Liability Derivatives		$10,565

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$7,845
Total	$7,845

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$68,405
Total	$68,405

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

The Bank of New York Mellon
Assets:
Forward foreign currency contracts	$123
Total Assets	$123
Liabilities:
Forward foreign currency contracts	$10,565
Total Liabilities	$10,565
Net OTC derivative instruments by counterparty, at fair value	$(10,442)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(10,442)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

39

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $125,251,464.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$49,507,528
Gross Unrealized Depreciation	(4,229,959)
Net Unrealized Appreciation	$45,277,569

See Accompanying Notes to Financial Statements

40

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Argentina: 2.0%
36,010 (1)	Vista Energy SAB de CV, ADR	$2,297,438	1.1
42,483 (1)	YPF SA, ADR	1,931,702	0.9
		4,229,140	2.0
	Brazil: 10.5%
140,744	Axia Energia	1,482,334	0.7
281,572	Banco BTG Pactual SA	2,964,461	1.4
557,176	Cia Paranaense de Energia - Copel	1,624,373	0.8
38,943	Embraer SA, ADR	2,484,563	1.2
189,024	Itau Unibanco Holding SA, ADR	1,544,326	0.8
1,250 (1)	MercadoLibre, Inc.	2,121,737	1.0
363,996 (1)	NU Holdings Ltd./Cayman Islands - Class A	4,862,987	2.3
111,919	Petroleo Brasileiro SA, ADR	1,638,494	0.8
170,771	Telefonica Brasil SA	1,124,072	0.5
228,824	WEG SA	2,079,332	1.0
		21,926,679	10.5
	China: 16.3%
32,929	Advanced Micro- Fabrication Equipment, Inc. China - Class A	2,291,664	1.1
21,109	Alibaba Group Holding Ltd., ADR	2,026,042	1.0
19,451	Atour Lifestyle Holdings Ltd., ADR	618,542	0.3
37,800	Contemporary Amperex Technology Co. Ltd. - Class A	2,197,298	1.1
117,915	Full Truck Alliance Co. Ltd., ADR	957,470	0.5
204,269	Fuyao Glass Industry Group Co. Ltd. - Class A	1,522,771	0.7
28,518	H World Group Ltd., ADR	1,189,771	0.6
91,300	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	1,452,114	0.7
619,600	Loncin Motor Co. Ltd. - Class A	1,090,634	0.5
119,600	Midea Group Co. Ltd. - Class A	1,333,394	0.6
45,498	Montage Technology Co. Ltd. - Class A	2,101,617	1.0
122,500	Shenzhen Inovance Technology Co. Ltd. - Class A	1,201,243	0.6
78,300	Sieyuan Electric Co. Ltd. - Class A	2,004,194	1.0
99,800	Tencent Holdings Ltd.	5,507,219	2.6
21,421 (1)	Trip.com Group Ltd., ADR	853,413	0.4
30,000	Victory Giant Technology Huizhou Co. Ltd. - Class A	1,547,787	0.7
974,600	XCMG Construction Machinery Co. Ltd. - Class A	1,166,985	0.6
31,793	Yum China Holdings, Inc.	1,299,380	0.6
8,900	Zhongji Innolight Co. Ltd. - Class A	1,694,665	0.8
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
548,000	Zijin Mining Group Co. Ltd. - Class H	$1,937,727	0.9
		33,993,930	16.3
	Greece: 0.4%
44,531	National Bank of Greece SA	769,339	0.4

	Guatemala: 1.3%
30,505	Millicom International Cellular SA	2,768,634	1.3

	Hong Kong: 2.3%
268,000	AIA Group Ltd.	2,453,603	1.2
139,000	Techtronic Industries Co. Ltd.	2,313,176	1.1
		4,766,779	2.3
	Hungary: 1.0%
14,145	OTP Bank Nyrt	2,089,302	1.0

	India: 8.9%
219,336	Bharat Electronics Ltd.	955,942	0.5
132,635	Bharti Airtel Ltd.	2,598,220	1.2
124,047	Cholamandalam Investment and Finance Co. Ltd.	2,350,146	1.1
302,556	Coforge Ltd.	3,217,859	1.5
94,182 (2)	HDFC Asset Management Co. Ltd.	2,644,115	1.3
24,880	Mahindra & Mahindra Ltd.	809,217	0.4
104,951	Max Healthcare Institute Ltd.	1,253,358	0.6
342,889	NTPC Ltd.	1,292,747	0.6
16,048	Polycab India Ltd.	1,692,344	0.8
166,735	Shriram Finance Ltd.	1,839,639	0.9
		18,653,587	8.9
	Mexico: 1.4%
156,593	Grupo Financiero Banorte SAB de CV - Class O	1,658,386	0.8
107,668	Grupo Mexico SAB de CV	1,216,718	0.6
		2,875,104	1.4
	Panama: 0.7%
9,033	Copa Holdings SA - Class A	1,405,264	0.7

	Peru: 1.4%
7,740	Credicorp Ltd.	3,015,349	1.4

	Saudi Arabia: 0.4%
45,672	Al Rajhi Bank	801,180	0.4

	Singapore: 0.8%
213,746 (1)	Grab Holdings Ltd. - Class A	805,822	0.4
9,206 (1)	Sea Ltd., ADR	882,211	0.4
		1,688,033	0.8
	South Africa: 0.9%
6,251	Capitec Bank Holdings Ltd.	1,814,758	0.9

	South Korea: 21.1%
5,749	APR Corp./Korea	1,442,468	0.7

See Accompanying Notes to Financial Statements

41

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
4,125	Hanwha Aerospace Co. Ltd.	$2,669,622	1.3
9,313	Kia Corp.	841,129	0.4
1,125 (1)(2)	Samsung Biologics Co. Ltd.	1,017,055	0.5
59,177	Samsung Electronics Co. Ltd.	13,131,213	6.3
14,105	SK Hynix, Inc.	24,889,437	11.9
		43,990,924	21.1
	Spain: 1.7%
139,778	Banco Bilbao Vizcaya Argentaria SA	3,519,152	1.7

	Taiwan: 24.4%
40,000	Accton Technology Corp.	3,190,487	1.5
17,256	Asia Vital Components Co. Ltd.	1,395,842	0.7
21,148	Chroma ATE, Inc.	1,469,648	0.7
57,000	Delta Electronics, Inc.	3,579,816	1.7
20,694	Elite Material Co. Ltd.	3,577,589	1.7
6,000	King Slide Works Co. Ltd.	1,405,979	0.7
18,146	MediaTek, Inc.	2,472,659	1.2
12,613	MPI Corp.	2,466,748	1.2
398,223	Taiwan Semiconductor Manufacturing Co. Ltd.	31,415,924	15.0
		50,974,692	24.4
	Turkey: 1.4%
351,995	Aselsan Elektronik Sanayi Ve Ticaret AS	2,603,388	1.3
30,751	BIM Birlesik Magazalar AS	241,194	0.1
		2,844,582	1.4
	United Arab Emirates: 1.6%
193,135	Abu Dhabi Islamic Bank PJSC	1,088,451	0.5
691,868	Emaar Properties PJSC	2,248,702	1.1
		3,337,153	1.6
	United States: 0.5%
746	Monolithic Power Systems, Inc.	1,031,241	0.5

	Total Common Stock (Cost $120,288,969)	206,494,822	99.0

PREFERRED STOCK: 0.1%
	Brazil: 0.1%
22,262 (1)	Axia Energia	229,938	0.1
21 (1)	Centrais Eletricas Brasileiras	221	0.0
		230,159	0.1
	Total Preferred Stock (Cost $193,840)	230,159	0.1
	Total Long-Term Investments (Cost $120,482,809)	206,724,981	99.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
2,928,788 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $2,928,788)	$2,928,788	1.4

	Total Short-Term Investments (Cost $2,928,788)	$2,928,788	1.4
	Total Investments in Securities (Cost $123,411,597)	$209,653,769	100.5
	Liabilities in Excess of Other Assets	(970,894)	(0.5)
	Net Assets	$208,682,875	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of June 30, 2026.

Sector Diversification	Percentage of Net Assets
Information Technology	46.8%
Financials	17.6
Industrials	12.5
Consumer Discretionary	7.0
Communication Services	5.7
Energy	2.8
Utilities	2.2
Materials	1.5
Health Care	1.1
Real Estate	1.1
Consumer Staples	0.8
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

42

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Argentina	$4,229,140	$—	$—	$4,229,140
Brazil	21,926,679	—	—	21,926,679
China	6,944,618	27,049,312	—	33,993,930
Greece	—	769,339	—	769,339
Guatemala	2,768,634	—	—	2,768,634
Hong Kong	—	4,766,779	—	4,766,779
Hungary	—	2,089,302	—	2,089,302
India	—	18,653,587	—	18,653,587
Mexico	2,875,104	—	—	2,875,104
Panama	1,405,264	—	—	1,405,264
Peru	3,015,349	—	—	3,015,349
Saudi Arabia	—	801,180	—	801,180
Singapore	1,688,033	—	—	1,688,033
South Africa	—	1,814,758	—	1,814,758
South Korea	—	43,990,924	—	43,990,924
Spain	—	3,519,152	—	3,519,152
Taiwan	—	50,974,692	—	50,974,692
Turkey	2,603,388	241,194	—	2,844,582
United Arab Emirates	—	3,337,153	—	3,337,153
United States	1,031,241	—	—	1,031,241
Total Common Stock	48,487,450	158,007,372	—	206,494,822
Preferred Stock	230,159	—	—	230,159
Short-Term Investments	2,928,788	—	—	2,928,788
Total Investments, at fair value	$51,646,397	$158,007,372	$—	$209,653,769

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(3,034)
Total	$(3,034)

See Accompanying Notes to Financial Statements

43

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $125,361,028.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$91,141,641
Gross Unrealized Depreciation	(6,755,243)
Net Unrealized Appreciation	$84,386,398

See Accompanying Notes to Financial Statements

44

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: 96.6%
	France: 5.6%
354	Hermes International	$647,356	1.0
6,729	L’Oreal SA	2,949,693	4.6
		3,597,049	5.6
	Germany: 2.4%
9,951	SAP SE	1,533,923	2.4

	Italy: 3.4%
2,939	Ferrari NV	2,187,686	3.4

	Taiwan: 6.0%
49,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,865,624	6.0

	United Kingdom: 3.2%
8,806	RELX PLC - EUR	278,361	0.4
57,418	RELX PLC - GBP	1,814,691	2.8
		2,093,052	3.2
	United States: 76.0%
11,407	Alphabet, Inc. - Class A	4,076,520	6.3
9,531 (1)	Amazon.com, Inc.	2,271,619	3.5
8,750	Aon PLC - Class A	2,902,287	4.5
513 (1)	AutoZone, Inc.	1,639,517	2.5
4,010	Booking Holdings, Inc.	714,742	1.1
3,932	Cencora, Inc.	1,112,677	1.7
6,784	CME Group, Inc.	1,498,111	2.3
36,595	Coca-Cola Co.	2,974,076	4.6
3,141	Equifax, Inc.	498,540	0.8
50,405	Experian PLC	1,698,835	2.6
358,252	Haleon PLC	1,650,882	2.6
15,942	Intercontinental Exchange, Inc.	1,962,620	3.0
1,618	McKesson Corp.	1,222,561	1.9
7,998	Microsoft Corp.	2,983,414	4.6
2,313	MSCI, Inc.	1,295,373	2.0
35,132 (1)	Netflix, Inc.	2,508,425	3.9
20,202	Otis Worldwide Corp.	1,446,463	2.3
8,509	Philip Morris International, Inc.	1,539,363	2.4
13,724	Procter & Gamble Co.	2,012,487	3.1
4,070	S&P Global, Inc.	1,657,548	2.6
3,206	Schneider Electric SE	1,049,082	1.6
7,457	STERIS PLC	1,570,220	2.4
4,227 (1)	Synopsys, Inc.	1,885,538	2.9
3,686	Thermo Fisher Scientific, Inc.	1,848,013	2.9
21,876 (1)	Uber Technologies, Inc.	1,578,572	2.5
10,190	Visa, Inc. - Class A	3,496,087	5.4
		49,093,572	76.0
	Total Common Stock (Cost $62,276,445)	62,370,906	96.6
	Total Long-Term Investments (Cost $62,276,445)	62,370,906	96.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 1.7%
97,352 (2)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $97,362, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $99,299, due 06/30/27-01/15/35)	$97,352	0.2
1,000,000 (2)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $1,000,103, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,017,654, due 01/15/28-02/15/56)	1,000,000	1.5
	Total Repurchase Agreements (Cost $1,097,352)	1,097,352	1.7

Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 1.0%
669,163 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $669,163)	$669,163	1.0

	Total Short-Term Investments (Cost $1,766,515)	1,766,515	2.7
	Total Investments in Securities (Cost $64,042,960)	$64,137,421	99.3
	Assets in Excess of Other Liabilities	472,590	0.7
	Net Assets	$64,610,011	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

45

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	19.8%
Information Technology	15.9
Consumer Staples	14.7
Consumer Discretionary	11.6
Industrials	12.9
Health Care	11.5
Communication Services	10.2
Short-Term Investments	2.7
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

46

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
France	$—	$3,597,049	$—	$3,597,049
Germany	—	1,533,923	—	1,533,923
Italy	—	2,187,686	—	2,187,686
Taiwan	—	3,865,624	—	3,865,624
United Kingdom	—	2,093,052	—	2,093,052
United States	44,694,773	4,398,799	—	49,093,572
Total Common Stock	44,694,773	17,676,133	—	62,370,906
Short-Term Investments	669,163	1,097,352	—	1,766,515
Total Investments, at fair value	$45,363,936	$18,773,485	$—	$64,137,421

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $64,332,773.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,550,460
Gross Unrealized Depreciation	(5,557,783)
Net Unrealized Depreciation	$(7,323)

See Accompanying Notes to Financial Statements

47

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 62.0%
	Communication Services: 6.6%
510,269 (1)	Alphabet, Inc. - Class A	$182,354,832	2.6
317,996	Alphabet, Inc. - Class C	112,357,527	1.6
20,445 (1)(2)	Madison Square Garden Sports Corp.	8,215,619	0.1
284,239 (1)	Meta Platforms, Inc. - Class A	160,108,986	2.3
		463,036,964	6.6

	Consumer Discretionary: 5.7%
1,005,221 (1)(2)	Amazon.com, Inc.	239,584,373	3.4
330,732 (2)	DoorDash, Inc. - Class A	61,029,976	0.9
432,785	Starbucks Corp.	44,226,299	0.6
323,341 (1)	Yum! Brands, Inc.	51,689,292	0.8
		396,529,940	5.7

	Consumer Staples: 1.7%
1,629,572	Keurig Dr Pepper, Inc.	53,335,892	0.8
64,579 (3)(4)	Keurig Dr Pepper, Inc., Series A	64,579,000	0.9
		117,914,892	1.7

	Energy: 1.0%
1,265,103	Canadian Natural Resources Ltd.	49,971,568	0.7
197,008	ConocoPhillips	20,480,952	0.3
68,381	SLB Ltd.	3,179,033	0.0
		73,631,553	1.0

	Financials: 2.7%
179,409	Ares Management Corp. - Class A	19,970,016	0.3
163,841	Arthur J Gallagher & Co.	37,612,978	0.5
77,700	JPMorgan Chase & Co.	25,433,541	0.4
368,727	KKR & Co., Inc.	33,841,764	0.5
62,330	MSCI, Inc.	34,907,293	0.5
229,047 (5)	Ryan Specialty Holdings, Inc.	8,648,815	0.1
105,472	Willis Towers Watson PLC	27,567,217	0.4
		187,981,624	2.7

	Health Care: 11.8%
212,849 (2)	Alnylam Pharmaceuticals, Inc.	64,073,934	0.9
137,328 (3)(4)	Arcellx, Inc.	9,613	0.0
348,554 (2)	Ascendis Pharma A/S	92,966,323	1.3
225,984	Becton Dickinson and Co.	34,198,159	0.5
467,372	Cencora, Inc.	132,256,929	1.9
252,472 (2)(5)	CG oncology, Inc.	17,938,136	0.3
650,234 (2)	Cytokinetics, Inc.	55,393,434	0.8
422,222	Danaher Corp.	80,424,847	1.1
522,000 (2)	Denali Therapeutics, Inc.	13,425,840	0.2
326,259 (2)	Dyne Therapeutics, Inc.	7,246,212	0.1
691,200 (2)	Erasca, Inc.	12,662,784	0.2
65,905	HCA Healthcare, Inc.	25,695,700	0.4
217,017 (2)(5)	Kymera Therapeutics, Inc.	24,885,339	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
98,576 (2)(5)	Maze Therapeutics, Inc.	$2,941,508	0.0
160,298 (2)	MoonLake Immunotherapeutics	3,121,002	0.0
1,163,965 (5)	Revvity, Inc.	129,502,746	1.9
54,461 (2)	Stoke Therapeutics, Inc.	1,781,964	0.0
32,717	UnitedHealth Group, Inc.	13,598,167	0.2
411,271 (2)	Vaxcyte, Inc.	23,907,183	0.3
221,651 (2)	Waters Corp.	83,127,991	1.2
136,868 (2)	Xenon Pharmaceuticals, Inc.	8,261,353	0.1
		827,419,164	11.8

	Industrials: 4.3%
150,115 (2)	Arxis, Inc. - Class A	6,926,306	0.1
16,607,467 (2)(5)	Aurora Innovation, Inc.	113,262,925	1.6
571,324	Ingersoll Rand, Inc.	46,842,855	0.7
86,395	Lockheed Martin Corp.	44,014,797	0.6
72,248	Northrop Grumman Corp.	36,796,629	0.5
17,639	TransUnion	1,272,477	0.0
421,237	Veralto Corp.	37,355,297	0.6
30,508	Woodward, Inc.	12,979,323	0.2
		299,450,609	4.3

	Information Technology: 22.2%
263,714 (1)(2)	Advanced Micro Devices, Inc.	153,194,100	2.2
431,655	Apple, Inc.	124,903,691	1.8
333,496 (2)	Arista Networks, Inc.	56,654,300	0.8
21,587	ASML Holding NV	42,946,041	0.6
409,147 (5)	Bentley Systems, Inc. - Class B	12,229,404	0.2
495,564	Broadcom, Inc.	187,199,301	2.7
73,120 (2)	Cadence Design Systems, Inc.	27,443,398	0.4
9,297 (2)(5)	Cerebras Systems, Inc. - Class A	2,054,637	0.0
15,227 (2)	Ciena Corp.	7,469,757	0.1
18,245	International Business Machines Corp.	5,130,676	0.1
14,700 (2)	Lumentum Holdings, Inc.	12,613,482	0.2
210,356	Mastercard, Inc. - Class A	108,038,842	1.5
65,243	Micron Technology, Inc.	75,309,342	1.1
650,485 (1)	Microsoft Corp.	242,643,915	3.4
1,071,829	NVIDIA Corp.	214,462,265	3.0
444,749 (2)	PTC, Inc.	50,527,934	0.7
4,951 (2)	Quantinuum, Inc. - Class A	404,695	0.0
57,831 (2)	Synopsys, Inc.	25,796,674	0.4
230,479	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	110,069,856	1.6
99,310	TE Connectivity PLC	20,021,889	0.3
16,837	Texas Instruments, Inc.	5,018,605	0.1
200,995	Visa, Inc. - Class A	68,959,375	1.0
		1,553,092,179	22.2

See Accompanying Notes to Financial Statements

48

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 6.0%
735,816	Ameren Corp.	$83,176,641	1.2
4,191,539	CenterPoint Energy, Inc.	184,595,377	2.6
1,797,962	NiSource, Inc.	85,493,093	1.2
1,945,956	PPL Corp.	70,735,501	1.0
		424,000,612	6.0

	Total Common Stock (Cost $3,956,686,518)	4,343,057,537	62.0

PREFERRED STOCK: 1.3%
	Consumer Discretionary: 1.2%
413,251 (3)(4)	Waymo LLC., Series A-2	81,026,123	1.2

	Preferred Stock: 0.1%
1,141,480 (4)	Teamshares, Inc.	9,382,966	0.1

	Total Preferred Stock (Cost $45,986,322)	90,409,089	1.3

Principal Amount†	RA	Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 15.3%
	United States Treasury Notes: 15.3%
111,338,000	3.500%, 11/30/2030	108,224,015	1.6
179,383,800	3.500%, 2/28/2031	174,135,423	2.5
145,466,000	3.625%, 10/31/2030	142,195,856	2.0
45,029,000	3.625%, 12/31/2030	43,971,874	0.6
77,693,000	3.750%, 1/31/2031	76,233,222	1.1
122,413,100	3.750%, 2/28/2033	118,573,345	1.7
113,024,000	3.875%, 3/31/2031	111,434,600	1.6
88,062,000	3.875%, 12/31/2032	85,999,767	1.2
69,826,000	4.000%, 1/31/2033	68,644,959	1.0
142,005,000	4.250%, 5/31/2033	141,494,669	2.0
		1,070,907,730	15.3

	Total U.S. Treasury Obligations (Cost $1,086,296,964)	1,070,907,730	15.3
BANK LOANS: 8.4%
	Consumer, Cyclical: 1.1%
EUR11,350,245	Filtration Group Corporation, 2025 Incremental Euro Term Loan, 5.679%, (EUR001M+3.500%), 10/21/2028	12,989,002	0.2
24,970,713	Hilton Worldwide, Tranche B4, 5.398%, (SOFRRATE + 1.750%), 11/8/2030	25,046,324	0.4
16,835,701 (6)	USI, Inc., 2024-C Term Loan, 9/29/2030	16,785,716	0.2
22,094,465	Varsity Brands LLC, 2025-2 Replacement Term Loan, 6.482%, (TSFR3M+2.750%), 8/26/2031	22,140,112	0.3
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
3,707,626	Wyndham Hotels & Resort, 2024 Term B Loan, 5.394%, (TSFR1M+1.750%), 5/24/2030	$3,714,771	0.0
		80,675,925	1.1

	Financial: 4.1%
50,750,271 (6)	AmWINS Group, Inc., Tranche B, 1/30/2032	49,772,262	0.7
20,536,050	Bending Spoons U.S., Amendment No. 4 Dollar Term Loan, 9.489%, (TSFR1M+5.875%), 3/7/2031	20,330,690	0.3
1,250,283	Bending Spoons U.S., Tranche B Term Loan, 9.489%, (TSFR1M+5.875%), 3/7/2031	1,237,781	0.0
51,641,886	Broadstreet Partners, Inc., Tranche B, 6.144%, (TSFR1M+2.500%), 6/16/2031	49,940,027	0.7
24,872,774	CPI Holdco B, LLC, Tranche B, 5.644%, (TSFR1M+2.000%), 5/19/2031	24,803,926	0.4
2,059,000	EP Wealth Advisors Term Loan B 250-01, 6.166%, 10/1/2032	2,061,574	0.0
89,747,198	Hub International Limited, Tranche B, 5.922%, (TSFR3M+2.250%), 6/20/2030	89,755,185	1.3
19,747,819	Loire UK Midco 3 Limited, Facility B3 (USD), 7.644%, (TSFR1M+4.000%), 1/21/2030	19,821,873	0.3
10,419,885	Mariner Wealth Advisors LLC, Amendment No. 9 Refinancing Term Loan, 5.982%, (TSFR3M+2.250%), 12/31/2030	10,421,510	0.2
16,766,035 (6)	USI, Inc., 2024-D Term Loan, 11/21/2029	16,713,406	0.2
		284,858,234	4.1

	Industrial: 1.1%
23,833,673	Filtration Group Corporation, 2025-B Incremental Dollar Term Loan, 6.144%, (TSFR1M+2.500%), 10/21/2028	23,870,901	0.3

See Accompanying Notes to Financial Statements

49

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
821,658	Ryan Specialty Group, LLC, 2024 Term Loan, 5.644%, (TSFR1M+2.000%), 9/15/2031	$820,631	0.0
14,469,919	SBA Senior Finance II LLC, Tranche B, 5.400%, (TSFR1M+1.750%), 1/27/2031	14,504,863	0.2
32,227,698 (6)	TransDigm Inc., Tranche K, 3/22/2030	32,260,828	0.5
3,026,000 (6)	TransDigm Inc., Tranche N Term Loan, 2/13/2033	3,029,099	0.1
		74,486,322	1.1

	Technology: 2.1%
14,745,002	Applied Systems, Inc., Initial Term Loan (2024) (Second Lien), 8.232%, (TSFR3M+4.500%), 2/23/2032	14,572,972	0.2
97,903,226	Applied Systems, Inc., Tranche B4, 5.982%, (TSFR3M+2.250%), 2/24/2031	96,281,753	1.4
1,867	Ascend Learning, LLC, Tranche B, 6.644%, (TSFR1M+3.000%), 12/11/2028	1,825	0.0
12,269,763	Epicor Software Corporation (fka Eagle Parent Inc.), Tranche B, 6.394%, (TSFR1M+2.750%), 5/30/2031	11,729,550	0.2
13,789,157	Sophia, L.P., Tranche B, 6.144%, (TSFR1M+2.500%), 10/9/2029	13,323,773	0.2
11,220,930	Storable, Inc., Tranche B, 6.894%, (TSFR1M+3.250%), 4/17/2028	10,136,236	0.1
		146,046,109	2.1

	Total Bank Loans (Cost $591,362,642)	586,066,590	8.4

CORPORATE BONDS/NOTES: 8.1%
	Consumer, Cyclical: 2.0%
11,422,000 (7)	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032	10,459,783	0.1
8,935,000 (5)(7)	Hilton Domestic Operating Co., Inc., 3.750%, 5/1/2029	8,639,859	0.1
12,275,000 (7)	Hilton Domestic Operating Co., Inc., 4.000%, 5/1/2031	11,606,319	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
8,453,000	Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	$8,429,069	0.1
8,330,000 (7)	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034	8,262,571	0.1
8,158,000 (7)	Hilton Domestic Operating Co., Inc., 5.750%, 9/15/2033	8,192,606	0.1
6,073,000 (7)	Hilton Domestic Operating Co., Inc., 5.875%, 4/1/2029	6,144,151	0.1
5,189,000 (5)	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/2027	5,190,543	0.1
14,359,000 (7)	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/1/2027	14,327,840	0.2
3,806,000 (7)	Life Time, Inc., 6.000%, 11/15/2031	3,866,943	0.1
749,000 (7)	Murphy Oil USA, Inc., 3.750%, 2/15/2031	701,032	0.0
2,827,000 (7)	Murphy Oil USA, Inc., 5.875%, 6/1/2034	2,837,610	0.0
4,156,000 (7)	Vail Resorts, Inc., 6.500%, 5/15/2032	4,235,209	0.1
8,476,000	Yum! Brands, Inc., 3.625%, 3/15/2031	7,892,878	0.1
10,234,000	Yum! Brands, Inc., 4.625%, 1/31/2032	9,797,485	0.1
7,623,000 (7)	Yum! Brands, Inc., 4.750%, 1/15/2030	7,502,707	0.1
11,966,000	Yum! Brands, Inc., 5.350%, 11/1/2043	11,261,773	0.2
9,172,000	Yum! Brands, Inc., 5.375%, 4/1/2032	9,127,832	0.1
3,579,000	Yum! Brands, Inc., 6.875%, 11/15/2037	3,885,241	0.1
		142,361,451	2.0

	Consumer, Non-cyclical: 0.4%
3,141,000 (7)	IQVIA, Inc., 5.000%, 5/15/2027	3,140,916	0.0
4,109,000 (7)	IQVIA, Inc., 6.500%, 5/15/2030	4,196,571	0.1
5,481,000 (7)	Korn Ferry, 4.625%, 12/15/2027	5,456,634	0.1
4,105,000	Service Corp. International, 3.375%, 8/15/2030	3,810,835	0.1
760,000	Service Corp. International, 4.625%, 12/15/2027	756,579	0.0
3,501,000	Service Corp. International, 5.750%, 10/15/2032	3,519,464	0.1

See Accompanying Notes to Financial Statements

50

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
3,129,000 (7)	Surgery Center Holdings, Inc., 7.250%, 4/15/2032	$3,171,526	0.0
		24,052,525	0.4

	Financial: 2.3%
5,029,000 (7)	AmWINS Group, Inc., 6.375%, 2/15/2029	5,056,746	0.1
11,747,000 (7)	BroadStreet Partners, Inc., 5.875%, 4/15/2029	11,480,150	0.2
6,813,000 (7)	HUB International Ltd., 5.625%, 12/1/2029	6,792,561	0.1
57,621,000 (7)	HUB International Ltd., 7.250%, 6/15/2030	59,162,765	0.8
33,821,000 (7)	HUB International Ltd., 7.375%, 1/31/2032	34,446,858	0.5
3,185,000 (7)	Ryan Specialty Holdings, Inc., 4.375%, 2/1/2030	3,073,125	0.0
6,695,000 (7)	Ryan Specialty Holdings, Inc., 5.875%, 8/1/2032	6,590,910	0.1
11,270,000	SBA Communications Corp., 3.125%, 2/1/2029	10,789,771	0.2
10,007,000	SBA Communications Corp., 3.875%, 2/15/2027	9,955,948	0.1
411,000 (7)	SBA Tower Trust, 6.599%, 11/15/2052	415,156	0.0
11,269,000 (7)	USI, Inc., 7.500%, 1/15/2032	11,389,285	0.2
		159,153,275	2.3

	Industrial: 1.4%
4,837,000 (5)	TransDigm, Inc., 4.625%, 1/15/2029	4,763,042	0.1
7,561,000 (7)	TransDigm, Inc., 6.125%, 7/31/2034	7,560,727	0.1
1,185,000 (7)	TransDigm, Inc., 6.250%, 1/31/2034	1,210,141	0.0
17,616,000 (7)	TransDigm, Inc., 6.375%, 3/1/2029	17,907,210	0.3
18,971,000 (7)	TransDigm, Inc., 6.375%, 5/31/2033	19,164,182	0.3
23,372,000 (7)	TransDigm, Inc., 6.625%, 3/1/2032	24,000,028	0.3
2,864,000 (7)	TransDigm, Inc., 6.750%, 8/15/2028	2,896,103	0.0
13,259,000 (7)	TransDigm, Inc., 6.750%, 1/31/2034	13,609,356	0.2
8,889,000 (7)	TransDigm, Inc., 7.125%, 12/1/2031	9,215,324	0.1
		100,326,113	1.4

	Technology: 0.4%
3,537,000 (5)(7)	Booz Allen Hamilton, Inc., 4.000%, 7/1/2029	3,453,352	0.0
4,891,000 (5)	Booz Allen Hamilton, Inc., 5.950%, 8/4/2033	4,913,422	0.1
918,000	Crowdstrike Holdings, Inc., 3.000%, 2/15/2029	876,179	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
2,860,000 (7)	Ellucian Holdings, Inc., 6.500%, 12/1/2029	$2,771,777	0.0
4,722,000 (7)	Fair Isaac Corp., 6.000%, 5/15/2033	4,652,082	0.1
9,106,000 (5)	MSCI, Inc., 5.250%, 9/1/2035	8,916,522	0.1
5,309,000 (1)(7)	PTC, Inc., 4.000%, 2/15/2028	5,201,098	0.1
		30,784,432	0.4

	Utilities: 1.6%
2,256,000 (8)	Alliant Energy Corp., 5.750%, 4/1/2056	2,231,736	0.0
14,502,000 (8)	American Electric Power Co., Inc. C, 5.800%, 3/15/2056	14,428,617	0.2
14,011,000 (8)	American Electric Power Co., Inc. D, 6.050%, 3/15/2056	13,936,534	0.2
12,584,000 (5)(8)	CenterPoint Energy, Inc., 5.950%, 4/1/2056	12,585,598	0.2
13,032,000 (8)	DTE Energy Co. C, 6.200%, 7/1/2058	13,146,186	0.2
11,351,000 (5)(8)	Entergy Corp., 5.875%, 6/15/2056	11,359,196	0.2
10,539,000 (8)	Entergy Corp., 6.100%, 6/15/2056	10,565,084	0.1
19,112,000 (5)(8)	NiSource, Inc., 5.750%, 7/15/2056	19,145,190	0.3
16,540,000 (8)	Southern Co., 6.000%, 4/1/2058	16,584,443	0.2
		113,982,584	1.6

	Total Corporate Bonds/ Notes (Cost $564,943,141)	570,660,380	8.1

ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
4,483,800 (7)	Domino’s Pizza Master Issuer LLC 2017-1A A23, 4.118%, 7/25/2047	4,456,859	0.1
3,561,600 (7)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,422,728	0.0
		7,879,587	0.1

	Total Asset-Backed Securities (Cost $7,997,183)	7,879,587	0.1

	Total Long-Term Investments (Cost $6,253,272,770)	6,668,980,913	95.2

See Accompanying Notes to Financial Statements

51

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Commercial Paper: 0.6%
500,000 (9)	Australia & New Zealand Banking Group Ltd., 3.900%, 11/3/2026	$493,206	0.0
2,450,000 (9)	Charles Schwab & Co., Inc., 3.890%, 8/13/2026	2,438,503	0.1
2,200,000 (9)	Commonwealth Bank of Australia, 3.790%, 8/19/2026	2,200,206	0.0
3,100,000 (9)	DNB Bank ASA, 3.830%, 12/11/2026	3,102,193	0.1
2,150,000 (9)	DZ Bank AG, 3.920%, 8/10/2026	2,140,751	0.0
1,850,000 (9)	Lloyds Bank PLC, 3.840%, 7/6/2026	1,850,083	0.0
500,000 (9)	Lloyds Bank PLC, 3.990%, 10/15/2026	494,219	0.0
2,500,000 (9)	Macquarie Bank Ltd., 3.880%, 11/6/2026	2,500,395	0.1
2,550,000 (9)	National Australia Bank Ltd., 3.920%, 10/2/2026	2,551,104	0.1
800,000 (9)	Natixis SA, 3.900%, 7/2/2026	800,009	0.0
600,000 (9)	Oversea-Chinese Banking Corp. Ltd., 3.870%, 11/10/2026	600,061	0.0
1,850,000 (9)	Oversea-Chinese Banking Corp. Ltd., 3.870%, 11/13/2026	1,850,157	0.0
2,300,000 (9)	Royal Bank of Canada, 3.870%, 12/11/2026	2,302,717	0.1
2,400,000 (9)	Skandinaviska Enskilda Banken AB, 3.880%, 9/16/2026	2,401,252	0.1
1,750,000 (9)	Societe Generale S.A., 3.850%, 11/12/2026	1,749,996	0.0
500,000 (9)	Sumitomo Mitsui Banking Corp., 3.930%, 10/13/2026	500,419	0.0
1,900,000 (9)	Sumitomo Mitsui Banking Corp., 3.970%, 9/23/2026	1,900,987	0.0
750,000 (9)	Sumitomo Mitsui Trust Bank Ltd., 3.860%, 8/7/2026	747,022	0.0
600,000 (9)	Svenska Handelsbanken AB, 3.850%, 11/27/2026	600,437	0.0
2,300,000 (9)	Swedbank AB, 3.890%, 9/16/2026	2,301,322	0.0
750,000 (9)	TotalEnergies Capital USA LLC, 3.830%, 7/28/2026	747,897	0.0
1,750,000 (9)	TotalEnergies Capital USA LLC, 3.870%, 9/28/2026	1,733,244	0.0
1,350,000 (9)	UBS AG, 3.970%, 10/21/2026	1,350,043	0.0
1,600,000 (9)	United Overseas Bank Ltd., 3.800%, 8/3/2026	1,600,293	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
800,000 (9)	United Overseas Bank Ltd., 3.850%, 12/9/2026	$800,082	0.0
2,200,000 (9)	Westpac Banking Corp., 3.920%, 10/15/2026	2,201,018	0.0
	Total Commercial Paper (Cost $41,957,616)	41,957,616	0.6

	Certificates of Deposits: 0.3%
2,300,000 (9)	Bank of America N.A, 3.820%, 9/2/2026	2,300,384	0.0
2,300,000 (9)	Bank of Nova Scotia, 3.900%, 9/16/2026	2,301,383	0.0
850,000 (9)	Barclays Bank PLC, 3.970%, 9/28/2026	850,734	0.0
2,450,000 (9)	Canadian Imperial Bank of Commerce, 3.910%, 9/18/2026	2,451,062	0.1
1,050,000 (9)	Credit Industriel et Commercial, 3.860%, 10/27/2026	1,050,709	0.0
600,000 (9)	Mitsubishi UFJ Trust & Banking Corp., 3.880%, 12/14/2026	600,529	0.0
550,000 (8)(9)	Mizuho Bank Ltd. ycd, 3.812%, (SOFRRATE + 0.190%), 8/10/2026	550,057	0.0
1,850,000 (8)(9)	MUFG Bank Ltd. Ycd, 3.972%, (SOFRRATE + 0.350%), 9/10/2026	1,850,675	0.0
1,700,000 (9)	Natixis SA, 3.840%, 11/4/2026	1,701,069	0.0
2,450,000	Norddeutsche Landsbank Girozentra, 3.960%, 10/30/2026	2,449,580	0.2
1,650,000 (9)	Sumitomo Mitsui Trust Bank Ltd., 3.810%, 9/2/2026	1,650,246	0.0
1,850,000 (9)	Svenska Handelsbanken AB, 3.930%, 10/1/2026	1,851,453	0.0
2,200,000 (9)	Toronto-Dominion Bank, 3.820%, 9/11/2026	2,199,384	0.0
	Total Certificates of Deposits (Cost $21,807,265)	21,807,265	0.3

	Corporate Bonds/Notes: 0.1%
2,450,000 (8)(9)	Cooperatieve Rabobank UA, 3.820%, (SOFRINDX + 0.620%), 8/28/2026	2,451,520	0.1
2,400,000 (8)(9)	Toyota Motor Credit Corp., 3.850%, (SOFRRATE + 0.770%), 8/7/2026	2,401,040	0.0
	Total Corporate Bonds/ Notes (Cost $4,852,560)	4,852,560	0.1

See Accompanying Notes to Financial Statements

52

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 0.9%
5,806,137 (9)	Bethesda Securities, Repurchase Agreement dated 6/30/2026, 3.710%, due 7/1/2026 (Repurchase Amount $5,806,727, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.650%- 5.155%, Market Value plus accrued interest $5,922,260, due 12/01/26-06/01/36)	$5,806,137	0.1
2,082,195 (9)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 6/30/2026, 3.650%, due 7/1/2026 (Repurchase Amount $2,082,403, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $2,123,839, due 04/07/28-06/20/56)	2,082,195	0.0
3,323,136 (9)	HSBC Securities (USA) Inc., Repurchase Agreement dated 6/30/2026, 3.650%, due 7/1/2026 (Repurchase Amount $3,323,468, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.270%- 7.000%, Market Value plus accrued interest $3,389,599, due 08/15/28-07/01/56)	3,323,136	0.1
11,696,450 (9)	Marex Capital Markets Inc., Repurchase Agreement dated 6/30/2026, 3.710%, due 7/1/2026 (Repurchase Amount $11,697,639, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%- 7.000%, Market Value plus accrued interest $11,930,379, due 04/15/28-06/01/56)	11,696,450	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,227,559 (9)	NatWest Markets Securities Inc, Repurchase Agreement dated 6/30/2026, 3.650%, due 7/1/2026 (Repurchase Amount $1,227,682, collateralized by various U.S. Government Agency Obligations, 4.500%-6.500%, Market Value plus accrued interest $1,252,110, due 10/01/43-06/01/54)	$1,227,559	0.0
1,105,548 (9)	Nomura Securities International, Inc., Repurchase Agreement dated 6/30/2026, 3.650%, due 7/1/2026 (Repurchase Amount $1,105,659, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,127,803, due 05/01/31-05/01/56)	1,105,548	0.0
30,171,549 (9)	State of Wisconsin Investment Board, Repurchase Agreement dated 6/30/2026, 3.760%, due 7/1/2026 (Repurchase Amount $30,174,657, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $30,704,197, due 01/15/28-02/15/56)	30,171,549	0.4
7,808,078 (9)	TD Securities (USA) Inc., Repurchase Agreement dated 6/30/2026, 3.640%, due 7/1/2026 (Repurchase Amount $7,808,857, collateralized by various U.S. Government Securities, 2.250%- 3.625%, Market Value plus accrued interest $7,964,240, due 08/31/27-11/15/27)	7,808,078	0.1
	Total Repurchase Agreements (Cost $63,220,652)	63,220,652	0.9

See Accompanying Notes to Financial Statements

53

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits: 0.1%
3,516,286 (9)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 7/1/2026	$3,516,286	0.1
2,580,109 (9)	Mizuho Bank Ltd., 3.620%, 7/1/2026	2,580,109	0.0
1,216,286 (9)	Royal Bank of Canada, 3.670%, 7/1/2026	1,216,286	0.0
1,316,286 (9)	Toronto-Dominion Bank, 3.630%, 7/1/2026	1,316,286	0.0
	Total Time Deposits (Cost $8,628,967)	8,628,967	0.1

Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 4.2%
296,833,538 (10)	T. Rowe Price Government Reserve Investment Fund, 3.690% (Cost $296,833,538)	$296,833,538	4.2

	Total Short-Term Investments (Cost $437,300,598)	437,300,598	6.2
	Total Investments in Securities (Cost $6,690,573,368)	$7,106,281,511	101.4
	Liabilities in Excess of Other Assets	(99,981,041)	-1.4
	Net Assets	$7,006,300,470	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at June 30, 2026.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $154,997,702 or 2.2% of net assets. Please refer to the table below for additional details.
(5)	Security, or a portion of the security, is on loan.
(6)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(7)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(8)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of June 30, 2026.
Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

54

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$463,036,964	$—	$—	$463,036,964
Consumer Discretionary	396,529,940	—	—	396,529,940
Consumer Staples	53,335,892	—	64,579,000	117,914,892
Energy	73,631,553	—	—	73,631,553
Financials	187,981,624	—	—	187,981,624
Health Care	827,409,551	—	9,613	827,419,164
Industrials	299,450,609	—	—	299,450,609
Information Technology	1,553,092,179	—	—	1,553,092,179
Utilities	424,000,612	—	—	424,000,612
Total Common Stock	4,278,468,924	—	64,588,613	4,343,057,537
Asset-Backed Securities	—	7,879,587	—	7,879,587
Bank Loans	—	586,066,590	—	586,066,590
Corporate Bonds/Notes	—	570,660,380	—	570,660,380
Preferred Stock	9,382,966	—	81,026,123	90,409,089
Short-Term Investments	296,833,538	140,467,060	—	437,300,598
U.S. Treasury Obligations	—	1,070,907,730	—	1,070,907,730
Total Investments, at fair value	$4,584,685,428	$2,375,981,347	$145,614,736	$7,106,281,511
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(38,899,524)	$—	$(38,899,524)
Total Liabilities	$—	$(38,899,524)	$—	$(38,899,524)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Arcellx, Inc.	4/29/2026	$—	$9,613
Keurig Dr Pepper, Inc., Series A	12/24/2025	64,579,000	64,579,000
Teamshares, Inc.	11/14/2025	10,501,616	9,382,966
Waymo LLC., Series A-2	5/8/2020	35,484,706	81,026,123
		$110,565,322	$154,997,702

At June 30, 2026, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Advanced Micro Devices, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	310.000	167	USD	9,701,197	$647,197	$(4,969,247)
Advanced Micro Devices, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	320.000	167	USD	9,701,197	604,662	(4,834,335)
Alphabet, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	360.000	134	USD	4,788,758	327,461	(541,144)
Alphabet, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	370.000	134	USD	4,788,758	290,327	(480,748)
Alphabet, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	380.000	134	USD	4,788,758	257,284	(426,015)

See Accompanying Notes to Financial Statements

55

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	400.000	251	USD	8,969,987	$690,775	$(622,624)
Alphabet, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	415.000	251	USD	8,969,987	594,298	(514,569)
Alphabet, Inc. - Class A	UBS Securities LLC	Call	01/15/27	USD	340.000	136	USD	4,860,232	374,201	(689,837)
Alphabet, Inc. - Class A	UBS Securities LLC	Call	01/15/27	USD	350.000	136	USD	4,860,232	338,830	(616,480)
Alphabet, Inc. - Class A	UBS Securities LLC	Call	01/15/27	USD	360.000	136	USD	4,860,232	306,181	(549,220)
Alphabet, Inc. - Class C	JPMorgan Chase Bank N.A.	Call	06/17/27	USD	430.000	111	USD	3,921,963	490,297	(331,129)
Alphabet, Inc. - Class C	JPMorgan Chase Bank N.A.	Call	06/17/27	USD	440.000	111	USD	3,921,963	454,942	(303,488)
Alphabet, Inc. - Class C	JPMorgan Chase Bank N.A.	Call	06/17/27	USD	450.000	111	USD	3,921,963	425,638	(278,214)
Alphabet, Inc. - Class C	JPMorgan Chase Bank N.A.	Call	06/17/27	USD	460.000	111	USD	3,921,963	386,399	(255,130)
Amazon.com, Inc.	UBS Securities LLC	Call	01/15/27	USD	300.000	181	USD	4,313,954	399,858	(181,999)
Amazon.com, Inc.	UBS Securities LLC	Call	01/15/27	USD	305.000	181	USD	4,313,954	369,358	(166,138)
Amazon.com, Inc.	UBS Securities LLC	Call	01/15/27	USD	310.000	181	USD	4,313,954	341,482	(151,733)
Amazon.com, Inc.	UBS Securities LLC	Call	01/15/27	USD	315.000	181	USD	4,313,954	314,515	(138,643)
Amazon.com, Inc.	UBS Securities LLC	Call	01/15/27	USD	320.000	181	USD	4,313,954	288,447	(126,750)
Amazon.com, Inc.	UBS Securities LLC	Call	06/17/27	USD	300.000	155	USD	3,694,270	494,594	(314,258)
Amazon.com, Inc.	UBS Securities LLC	Call	06/17/27	USD	310.000	181	USD	4,313,954	516,259	(326,330)
Amazon.com, Inc.	UBS Securities LLC	Call	06/17/27	USD	320.000	181	USD	4,313,954	462,129	(290,491)
Amazon.com, Inc.	UBS Securities LLC	Call	06/17/27	USD	330.000	181	USD	4,313,954	411,677	(258,893)
Apple, Inc.	Bank of America N.A.	Call	01/15/27	USD	300.000	406	USD	11,748,016	581,193	(812,211)
Apple, Inc.	Bank of America N.A.	Call	06/17/27	USD	340.000	158	USD	4,571,888	414,639	(251,748)
Apple, Inc.	Bank of America N.A.	Call	06/17/27	USD	350.000	158	USD	4,571,888	355,190	(212,274)
Apple, Inc.	Bank of America N.A.	Call	06/17/27	USD	360.000	158	USD	4,571,888	303,682	(178,913)
Apple, Inc.	Bank of America N.A.	Call	06/17/27	USD	370.000	158	USD	4,571,888	258,494	(150,899)
Broadcom, Inc.	Goldman Sachs & Co.	Call	01/15/27	USD	390.000	253	USD	9,557,075	1,186,271	(1,402,060)
Broadcom, Inc.	Goldman Sachs & Co.	Call	01/15/27	USD	410.000	253	USD	9,557,075	1,041,735	(1,203,190)
Canadian Natural Resources Ltd.	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	50.000	461	USD	1,820,950	127,190	(47,115)
Canadian Natural Resources Ltd.	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	52.500	461	USD	1,820,950	91,121	(33,406)
Canadian Natural Resources Ltd.	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	55.000	461	USD	1,820,950	64,162	(23,717)
Canadian Natural Resources Ltd.	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	57.500	461	USD	1,820,950	48,723	(16,911)
DoorDash, Inc. - Class A	Bank of America N.A.	Call	03/19/27	USD	175.000	227	USD	4,188,831	580,528	(943,160)
DoorDash, Inc. - Class A	Bank of America N.A.	Call	03/19/27	USD	180.000	227	USD	4,188,831	539,994	(889,779)
DoorDash, Inc. - Class A	Bank of America N.A.	Call	03/19/27	USD	185.000	227	USD	4,188,831	501,897	(839,162)
DoorDash, Inc. - Class A	Bank of America N.A.	Call	03/19/27	USD	190.000	227	USD	4,188,831	465,904	(791,234)
DoorDash, Inc. - Class A	Nomura Securities International Inc.	Call	01/15/27	USD	230.000	170	USD	3,137,010	530,740	(281,379)
Ingersoll Rand, Inc.	Goldman Sachs & Co.	Call	01/15/27	USD	95.000	164	USD	1,344,636	129,399	(75,452)
Ingersoll Rand, Inc.	Goldman Sachs & Co.	Call	01/15/27	USD	95.000	134	USD	1,098,666	95,856	(61,650)
Ingersoll Rand, Inc.	Goldman Sachs & Co.	Call	01/15/27	USD	95.000	113	USD	926,487	84,327	(51,988)
Ingersoll Rand, Inc.	Goldman Sachs & Co.	Call	01/15/27	USD	100.000	164	USD	1,344,636	101,993	(54,854)
Ingersoll Rand, Inc.	Goldman Sachs & Co.	Call	01/15/27	USD	100.000	134	USD	1,098,666	75,561	(44,820)
Ingersoll Rand, Inc.	Goldman Sachs & Co.	Call	01/15/27	USD	100.000	113	USD	926,487	63,825	(37,796)
Ingersoll Rand, Inc.	Goldman Sachs & Co.	Call	03/19/27	USD	80.000	302	USD	2,476,098	162,784	(377,468)
Ingersoll Rand, Inc.	Goldman Sachs & Co.	Call	03/19/27	USD	85.000	302	USD	2,476,098	121,020	(299,550)
JPMorgan Chase & Co.	Wells Fargo Securities LLC	Call	06/17/27	USD	340.000	259	USD	8,477,847	624,708	(774,738)
JPMorgan Chase & Co.	Wells Fargo Securities LLC	Call	06/17/27	USD	350.000	259	USD	8,477,847	528,878	(660,606)
JPMorgan Chase & Co.	Wells Fargo Securities LLC	Call	06/17/27	USD	360.000	259	USD	8,477,847	444,703	(559,610)

See Accompanying Notes to Financial Statements

56

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/15/27	USD	570.000	66	USD	3,389,760	$229,869	$(132,054)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/15/27	USD	580.000	109	USD	5,598,240	330,027	(187,477)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/15/27	USD	600.000	109	USD	5,598,240	265,592	(137,404)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/15/27	USD	600.000	66	USD	3,389,760	163,750	(83,199)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	06/17/27	USD	550.000	72	USD	3,697,920	257,926	(324,580)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	06/17/27	USD	560.000	72	USD	3,697,920	221,997	(295,467)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	06/17/27	USD	580.000	72	USD	3,697,920	181,818	(243,568)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	06/17/27	USD	590.000	72	USD	3,697,920	168,905	(220,645)
Meta Platforms, Inc.	Wells Fargo Securities LLC	Call	06/17/27	USD	740.000	100	USD	5,632,900	694,279	(424,770)
Meta Platforms, Inc.	Wells Fargo Securities LLC	Call	06/17/27	USD	760.000	100	USD	5,632,900	635,125	(386,701)
Microsoft Corp.	Wells Fargo Securities LLC	Call	06/17/27	USD	470.000	103	USD	3,842,106	441,328	(286,167)
Microsoft Corp.	Wells Fargo Securities LLC	Call	06/17/27	USD	490.000	103	USD	3,842,106	371,932	(244,409)
Microsoft Corp.	Wells Fargo Securities LLC	Call	06/17/27	USD	500.000	103	USD	3,842,106	352,928	(225,943)
PTC, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	155.000	67	USD	761,187	92,442	(28,621)
PTC, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	160.000	67	USD	761,187	75,455	(24,948)
PTC, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	165.000	67	USD	761,187	62,489	(21,865)
PTC, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/27	USD	170.000	67	USD	761,187	50,192	(19,268)
Revvity, Inc.	Wells Fargo Securities LLC	Call	12/18/26	USD	105.000	100	USD	1,112,600	105,905	(177,986)
Revvity, Inc.	Wells Fargo Securities LLC	Call	12/18/26	USD	110.000	100	USD	1,112,600	84,882	(149,879)
Revvity, Inc.	Wells Fargo Securities LLC	Call	12/18/26	USD	115.000	100	USD	1,112,600	66,859	(124,876)
Revvity, Inc.	Wells Fargo Securities LLC	Call	12/18/26	USD	120.000	100	USD	1,112,600	51,840	(103,015)
Starbucks Corp.	UBS Securities LLC	Call	01/15/27	USD	105.000	519	USD	5,303,661	431,658	(423,196)
Starbucks Corp.	UBS Securities LLC	Call	01/15/27	USD	105.000	145	USD	1,481,755	114,808	(118,234)
Starbucks Corp.	UBS Securities LLC	Call	01/15/27	USD	105.000	145	USD	1,481,755	111,425	(118,234)
Starbucks Corp.	UBS Securities LLC	Call	01/15/27	USD	110.000	519	USD	5,303,661	347,035	(316,778)
Starbucks Corp.	UBS Securities LLC	Call	01/15/27	USD	110.000	145	USD	1,481,755	93,174	(88,503)
Starbucks Corp.	UBS Securities LLC	Call	01/15/27	USD	110.000	145	USD	1,481,755	90,292	(88,503)
Starbucks Corp.	UBS Securities LLC	Call	01/15/27	USD	115.000	658	USD	6,724,102	444,848	(295,763)
Starbucks Corp.	UBS Securities LLC	Call	01/15/27	USD	115.000	145	USD	1,481,755	70,089	(65,176)
Starbucks Corp.	UBS Securities LLC	Call	01/15/27	USD	115.000	145	USD	1,481,755	67,532	(65,176)
UnitedHealth Group, Inc.	National Financial Services LLC	Call	06/17/27	USD	420.000	74	USD	3,075,662	294,520	(422,829)
UnitedHealth Group, Inc.	National Financial Services LLC	Call	06/17/27	USD	440.000	74	USD	3,075,662	245,162	(357,008)
UnitedHealth Group, Inc.	National Financial Services LLC	Call	06/17/27	USD	450.000	73	USD	3,034,099	219,146	(323,003)
UnitedHealth Group, Inc.	National Financial Services LLC	Call	06/17/27	USD	460.000	74	USD	3,075,662	203,870	(299,993)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/15/27	USD	345.000	85	USD	2,916,265	185,980	(227,195)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/15/27	USD	365.000	85	USD	2,916,265	126,140	(148,860)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	06/17/27	USD	360.000	108	USD	3,705,372	235,663	(333,250)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	06/17/27	USD	370.000	108	USD	3,705,372	194,521	(286,702)

See Accompanying Notes to Financial Statements

57

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	06/17/27	USD	380.000	108	USD	3,705,372	$170,032	$(245,326)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	06/17/27	USD	390.000	108	USD	3,705,372	138,523	(208,926)
Visa, Inc. - Class A	National Financial Services LLC	Call	01/15/27	USD	360.000	153	USD	5,249,277	276,471	(299,238)
Visa, Inc. - Class A	National Financial Services LLC	Call	01/15/27	USD	375.000	153	USD	5,249,277	203,031	(213,040)
Waters Corp.	Wells Fargo Securities LLC	Call	01/15/27	USD	380.000	62	USD	2,325,248	219,384	(262,011)
Waters Corp.	Wells Fargo Securities LLC	Call	01/15/27	USD	390.000	62	USD	2,325,248	180,364	(231,774)
Waters Corp.	Wells Fargo Securities LLC	Call	01/15/27	USD	400.000	62	USD	2,325,248	154,363	(204,073)
Waters Corp.	Wells Fargo Securities LLC	Call	01/15/27	USD	410.000	62	USD	2,325,248	135,792	(178,871)
Yum! Brands, Inc.	UBS Securities LLC	Call	01/15/27	USD	165.000	278	USD	4,444,108	221,463	(239,968)
Yum! Brands, Inc.	UBS Securities LLC	Call	01/15/27	USD	180.000	140	USD	2,238,040	96,744	(51,339)
Yum! Brands, Inc.	UBS Securities LLC	Call	01/15/27	USD	180.000	35	USD	559,510	25,106	(12,835)
Yum! Brands, Inc.	UBS Securities LLC	Call	01/15/27	USD	180.000	36	USD	575,496	23,314	(13,201)
Yum! Brands, Inc.	UBS Securities LLC	Call	01/15/27	USD	185.000	140	USD	2,238,040	78,673	(37,471)
Yum! Brands, Inc.	UBS Securities LLC	Call	01/15/27	USD	185.000	35	USD	559,510	20,447	(9,368)
Yum! Brands, Inc.	UBS Securities LLC	Call	01/15/27	USD	185.000	36	USD	575,496	18,861	(9,635)
Yum! Brands, Inc.	UBS Securities LLC	Call	06/17/27	USD	165.000	93	USD	1,486,698	82,986	(131,243)
Yum! Brands, Inc.	UBS Securities LLC	Call	06/17/27	USD	170.000	93	USD	1,486,698	67,327	(111,871)
Yum! Brands, Inc.	UBS Securities LLC	Call	06/17/27	USD	175.000	93	USD	1,486,698	53,994	(94,872)
Yum! Brands, Inc.	UBS Securities LLC	Call	06/17/27	USD	180.000	93	USD	1,486,698	41,937	(80,112)
									$29,901,543	$(38,899,524)

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$38,899,524
Total Liability Derivatives		$38,899,524

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

58

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$14,197,868
Total	$14,197,868

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(3,635,129)
Total	$(3,635,129)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2026:

Investments, at fair value	Fair Value at June 30, 2026	Valuation Technique(s) *	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs ***	Impact to Valuation from an Increase in Input ****
Common Stocks	$64,579,000	Market Approach	Recent Comparable Transaction Price(s)	—**	—**	—**

Common Stocks	$9,613	Market Approach	Recent Comparable Transaction Price(s)	—**	—**	—**

Preferred Stocks	$81,026,123	Market Approach	Enterprise Value to Projected Revenue Multiple	5.8x – 11.5x	5.8x – 11.5x	Increase

Preferred Stocks		Market Approach	Enterprise Value to EBITDA Multiple	20.2x	20.2x	Increase

Preferred Stocks		Market Approach	Recent Comparable Transaction Price(s)	—**	—**	—**

*	Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

**	No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio’s management.

***	Unobservable inputs were weighted by the relative fair value of the instruments.

****	Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2026:

	Common Stocks	Preferred Stocks	Total
Beginning balance at December 31, 2025	$—	$64,120,025	$64,120,025
Purchases	40,562,080	—	40,562,080
Sales	—	—	—
Accrued discounts/(premiums)	—	—	—
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)*****	480,533	16,906,098	17,386,631
Transfers into Level 3	23,546,000	—	23,546,000
Transfers out of Level 3	—	—	—
Ending balance at June 30, 2026	$64,588,613	$81,026,123	$145,614,736
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2026*****	$480,533	$16,906,098	$17,386,631

*****	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2026 may be due to securities no longer held or categorized as Level 3 at year end.

See Accompanying Notes to Financial Statements

59

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

	Bank of America N.A.	Barclays Bank PLC	Citigroup Global Markets	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	National Financial Services LLC	Nomura Securities International Inc.	UBS Securities LLC	Wells Fargo Securities LLC	Total
Liabilities:
Written options	$5,069,380	$1,624,394	$376,055	$4,683,032	$13,772,494	$1,915,111	$281,379	$6,182,250	$4,995,429	$38,899,524
Total Liabilities	$5,069,380	$1,624,394	$376,055	$4,683,032	$13,772,494	$1,915,111	$281,379	$6,182,250	$4,995,429	$38,899,524
Net OTC derivative instruments by counterparty, at fair value	$(5,069,380)	$(1,624,394)	$(376,055)	$(4,683,032)	$(13,772,494)	$(1,915,111)	$(281,379)	$(6,182,250)	$(4,995,429)	$(38,899,524)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(5,069,380)	$(1,624,394)	$(376,055)	$(4,683,032)	$(13,772,494)	$(1,915,111)	$(281,379)	$(6,182,250)	$(4,995,429)	$(38,899,524)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $6,703,469,995.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$571,647,358
Gross Unrealized Depreciation	(203,378,801)
Net Unrealized Appreciation	$368,268,557

See Accompanying Notes to Financial Statements

60

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT WITH VOYA INVESTMENT MANAGEMENT CO. LLC

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Global Equity Insights Portfolio (formerly, VY® Morgan Stanley Global Franchise Portfolio) (the “Portfolio”), a series of Voya Investors Trust (the “Trust”), can enter into a new sub-advisory contract only if the Board of Trustees of the Trust (the “Board”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the Portfolio, as such term is defined under the 1940 Act (the “Independent Trustees”), determines to approve the new arrangement. Thus, at its meeting held on May 20, 2026, the Board, including a majority of the Independent Trustees, considered the initial approval of a new sub-advisory contract (the “New Sub-Advisory Contract”) between Voya Investments, LLC, the Portfolio’s investment adviser (“Adviser”), and Voya Investment Management Co. LLC (“Voya IM”), and appointed Voya IM as the sub-adviser to the Portfolio to replace Morgan Stanley Investment Management Inc. (“Morgan Stanley”), effective August 14, 2026.

In determining whether to initially approve the New Sub-Advisory Contract, the Board requested, received, evaluated, and discussed such information and supporting materials related to that information as it deemed necessary for an informed determination of whether the New Sub-Advisory Contract should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the New Sub-Advisory Contract.

The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Contract included the following: (1) Voya IM’s presentation before Investment Review Committee (the “IRC”) F at its May 19, 2026 meeting; (2) memoranda and related materials provided to the Board in advance of its May 20, 2026 meeting discussing: (a) the Adviser’s rationale for recommending that Voya IM replace Morgan Stanley as the sub-adviser to the Portfolio, including the Adviser’s view that appointing Voya IM would provide the Portfolio with an opportunity for improved performance; (b) the performance of the new sub-advisory team in managing its global insights investment strategy with such performance being compared against a relevant benchmark index; and

(c) Voya IM’s investment philosophy and the firm’s overall investment process; (3) pro-forma fees and expenses tables for the Portfolio that provide information about the projected net expense ratios of the Portfolio reflecting the appointment of Voya IM as a subadviser, indicating that no changes to such net expense ratios were anticipated; (4) Voya IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including a copy of the form of the New Sub-Advisory Contract; and (6) other information relevant to the Board’s evaluation.

In reaching its decision to engage Voya IM, the Board, including a majority of the Independent Trustees, considered a number of factors including, but not limited to, the following: (1) the Adviser’s view with respect to Voya IM’s abilities in managing its global insights investment strategy; (2) the nature and quality of the services to be provided by Voya IM under the New Sub-Advisory Contract; (3) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (4) the fairness of the compensation under the New Sub-Advisory Contract in light of the services to be provided by Voya IM; (5) the sub-advisory fee rate payable by the Adviser to Voya IM; (6) Voya IM’s operations and compliance programs, including the policies and procedures intended to assure compliance with the federal securities laws; and (7) Voya IM’s Code of Ethics and related procedures for complying with that Code of Ethics, which were previously reviewed by the Board.

With respect to the nature, extent and quality of services to be provided by Voya IM, the Board was mindful of the “manager-of-managers” platform that has been developed by the Adviser. The Board recognized that the Adviser would be responsible for monitoring the investment program, performance and developments/on-going operations of Voya IM under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services Voya IM provides to the Portfolio and Voya IM’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, the Adviser has developed an oversight process formulated by the Voya Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers, and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.

The Board considered that MR&S also typically provides reports to the IRCs at their meetings prior to sub-adviser presentations. In addition, the Board considered that

61

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Portfolio also can benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by the Adviser to monitor sub-adviser performance.

The Board also considered the extent of benefits provided to the Portfolio’s shareholders, beyond investment management services, from being part of the Voya family of funds. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers.

After its deliberation, the Board concluded that, in its business judgement, the terms of the New Sub-Advisory Contract, with respect to the Portfolio, are fair and reasonable to the Portfolio and that approval of the New Sub-Advisory Contract is in the best interest of the Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the New Sub-Advisory Contract, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses related to the fees payable under the New Sub-Advisory Contract. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Contract for the Portfolio.

62

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT1AISS2 (0626)

Semi-Annual Financial Statements and Other Information

June 30, 2026

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Balanced Income Portfolio	■	Voya U.S. Stock Index Portfolio
■	Voya High Yield Portfolio	■	VY® Columbia Real Estate Portfolio (formerly known as, VY® CBRE Real Estate Portfolio)
■	Voya Large Cap Growth Portfolio	■	VY® JPMorgan Small Cap Core Equity Portfolio
■	Voya Limited Maturity Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

				Voya Limited
	Voya Balanced	Voya High Yield	Voya Large Cap	Maturity Bond
	Income Portfolio	Portfolio	Growth Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$107,589,151	$301,152,731	$3,708,891,912	$317,596,712
Investments in affiliated underlying funds at fair value**	152,730,705	–	–	–
Short-term investments at fair value†	1,647,029	9,458,255	11,738,000	20,089,657
Cash	2,849,684	–	–	–
Cash collateral for futures contracts	130,597	–	–	805,689
Cash pledged for centrally cleared swaps (Note 2)	–	–	–	1,039,400
Receivables:
Investment securities sold	379,406	551,131	20,961,196	2,622,893
Fund shares sold	200,623	2,383,019	990	170,608
Dividends	87,309	15,413	817,411	2,385
Interest	6,520	5,667,889	965	2,351,781
Foreign tax reclaims	132,064	–	56,404	–
Variation margin on futures contracts	25,589	–	–	689
Prepaid expenses	2,797	–	30,011	–
Reimbursement due from Investment Adviser	60,053	–	869,176	–
Other assets	77,051	26,340	266,326	12,525
Total assets	265,918,578	319,254,778	3,743,632,391	344,692,339

LIABILITIES:
Income distribution payable	–	1,457,521	–	–
Payable for investment securities purchased	355,574	3,656,963	26,663,318	3,000,000
Payable for fund shares redeemed	52,528	175,263	5,943,401	117,758
Payable upon receipt of securities loaned	1,052,029	–	–	3,838,206
Unrealized depreciation on OTC swap agreements	–	–	–	326,879
Variation margin payable on centrally cleared swaps	–	–	–	6,915
Payable for unified fees	–	126,177	–	70,231
Payable for investment management fees	50,973	–	1,963,861	–
Payable for distribution and shareholder service fees	21,109	31,248	360,629	6,946
Payable to custodian due to foreign currency
overdraft§	672	–	–	–
Payable to custodian due to bank overdraft	–	–	1,008,889	3,354
Payable to trustees under the deferred compensation
plan (Note 6)	77,051	26,340	266,326	12,525
Payable for trustee fees	777	–	8,835	–
Payable for shareholder notification costs (Note 6)	117,936	–	–	–
Other accrued expenses and liabilities	63,752	–	812,764	–
Total liabilities	1,792,401	5,473,512	37,028,023	7,382,814
NET ASSETS	$264,126,177	$313,781,266	$3,706,604,368	$337,309,525

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$213,266,649	$397,202,013	$1,996,339,526	$363,483,582
Total distributable earnings (loss)	50,859,528	(83,420,747)	1,710,264,842	(26,174,057)
NET ASSETS	$264,126,177	$313,781,266	$3,706,604,368	$337,309,525

+ Including securities loaned at value	$949,498	$—	$—	$3,749,776
* Cost of investments in securities	$76,930,962	$302,589,892	$2,754,914,542	$317,646,909
** Cost of investments in affiliated underlying funds	$152,673,180	$—	$—	$—
† Cost of short-term investments	$1,647,029	$9,458,255	$11,738,000	$20,090,257
§ Cost of foreign currency overdraft	$865	$—	$—	$—

See Accompanying Notes to Financial Statements

 1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)(continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Limited Maturity Bond Portfolio
Class ADV
Net assets	$42,872,816	$53,462,919	$682,964,930	$9,967,653
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,324,111	6,098,784	45,221,443	1,073,655
Net asset value and redemption price per share	$9.91	$8.77	$15.10	$9.28
Class I
Net assets	$221,226,311	$237,159,253	$2,585,536,316	$317,094,911
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	20,942,408	27,036,162	125,838,578	33,468,810
Net asset value and redemption price per share	$10.56	$8.77	$20.55	$9.47
Class R6
Net assets	n/a	n/a	$73,368,741	n/a
Shares authorized	n/a	n/a	unlimited	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	3,564,492	n/a
Net asset value and redemption price per share	n/a	n/a	$20.58	n/a
Class S
Net assets	$23,914	$21,648,471	$315,948,084	$10,246,961
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,290	2,469,670	16,927,758	1,073,843
Net asset value and redemption price per share	$10.44	$8.77	$18.66	$9.54
Class S2
Net assets	$3,136	$1,510,623	$48,786,297	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	299	172,129	2,709,535	n/a
Net asset value and redemption price per share	$10.49	$8.78	$18.01	n/a

See Accompanying Notes to Financial Statements

 2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya U.S. Stock Index Portfolio	VY® Columbia Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$2,917,490,122	$95,171,066	$308,636,720
Short-term investments at fair value†	61,540,282	612,880	20,842,974
Cash	609,061	–	–
Cash collateral for futures contracts	4,034,746	–	187,000
Receivables:
Investment securities sold	–	235,843	1,548,322
Fund shares sold	864,083	24,930	18,674
Dividends	1,484,304	356,208	213,461
Interest	–	–	37
Foreign tax reclaims	–	1,104	25,492
Variation margin on futures contracts	385,983	–	12,000
Prepaid expenses	–	1,139	–
Reimbursement due from Investment Adviser	–	18,757	–
Other assets	175,552	18,229	22,955
Total assets	2,986,584,133	96,440,156	331,507,635

LIABILITIES:
Payable for investment securities purchased	–	303,998	1,013,205
Payable for fund shares redeemed	16,721,026	109,854	916,109
Payable upon receipt of securities loaned	5,023,282	–	10,348,584
Due to securities lending agent	–	–	124,784
Payable for unified fees	632,274	–	222,741
Payable for investment management fees	–	58,151	–
Payable for distribution and shareholder service fees	115,193	28,325	66,266
Payable to custodian due to bank overdraft	–	–	2,895,714
Payable to trustees under the deferred compensation plan (Note 6)	175,552	18,229	22,955
Payable for trustee fees	–	295	–
Other accrued expenses and liabilities	–	155,654	–
Total liabilities	22,667,327	674,506	15,610,358
NET ASSETS	$2,963,916,806	$95,765,650	$315,897,277

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$382,837,876	$83,119,816	$209,380,661
Total distributable earnings	2,581,078,930	12,645,834	106,516,616
NET ASSETS	$2,963,916,806	$95,765,650	$315,897,277

+ Including securities loaned at value	$4,883,271	$—	$10,037,799
* Cost of investments in securities	$1,561,207,964	$82,436,782	$265,815,451
† Cost of short-term investments	$61,540,282	$612,880	$20,842,974

See Accompanying Notes to Financial Statements

 3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)(continued)

	Voya U.S. Stock Index Portfolio	VY® Columbia Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
Net assets	$94,324,297	$32,643,153	$107,186,453
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,385,060	1,109,896	7,196,003
Net asset value and redemption price per share	$21.51	$29.41	$14.90
Class I
Net assets	$2,629,554,733	$3,073,477	$111,309,629
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	113,455,311	96,262	6,323,440
Net asset value and redemption price per share	$23.18	$31.93	$17.60
Class R6
Net assets	n/a	n/a	$25,672,758
Shares authorized	n/a	n/a	unlimited
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	1,460,403
Net asset value and redemption price per share	n/a	n/a	$17.58
Class S
Net assets	$34,024,212	$58,892,051	$69,960,739
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,496,652	1,837,996	4,115,523
Net asset value and redemption price per share	$22.73	$32.04	$17.00
Class S2
Net assets	$206,013,564	$1,156,969	$1,767,698
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	9,327,942	36,329	106,685
Net asset value and redemption price per share	$22.09	$31.85	$16.57

See Accompanying Notes to Financial Statements

 4

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Limited Maturity Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,141,587	$222,808	$8,300,080	$20,691
Dividends from affiliated underlying funds	3,303,302	—	—	—
Interest	24,812	9,811,796	2,514	6,707,475
Securities lending income, net	3,405	—	2,875	7,357
Other	1,002	955	10,886	895
Total investment income	4,474,108	10,035,559	8,316,355	6,736,418
EXPENSES:
Investment management fees	847,299	—	11,393,942	—
Unified fees	—	765,126	—	390,335
Distribution and shareholder service fees:
Class ADV	129,571	161,278	1,633,880	29,518
Class S	4,921	28,013	380,790	13,124
Class S2	5	3,037	94,500	—
Transfer agent fees:
Class ADV	32,748	—	586,143	—
Class I	183,926	—	2,193,228	—
Class R6	—	—	10	—
Class S	1,584	—	272,772	—
Class S2	3	—	42,100	—
Shareholder reporting expense	10,689	—	40,102	—
Professional fees	20,159	—	111,306	—
Custody and accounting expense	52,092	—	175,665	—
Shareholder notification costs (Note 6)	64,000	—	—	—
Trustee fees and expenses	3,883	7,628	44,177	6,784
Miscellaneous expense	17,440	—	83,887	—
Interest expense	1,887	—	462	—
Total expenses	1,370,207	965,082	17,052,964	439,761
Waived and reimbursed fees	(649,730)	(15,581)	(3,121,141)	—
Net expenses	720,477	949,501	13,931,823	439,761
Net investment income (loss)	3,753,631	9,086,058	(5,615,468)	6,296,657
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,427,799	626,055	385,893,061	24,996
Sale of affiliated underlying funds	(980,825)	—	—	—
Forward foreign currency contracts	(668,826)	—	—	—
Foreign currency related transactions	813,691	—	—	—
Futures	515,376	—	—	(887,164)
Swaps	155,997	—	—	21,277
Written options	(13)	—	—	57,736
Net realized gain (loss)	17,263,199	626,055	385,893,061	(783,155)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,789,327)	(5,018,608)	(85,368,793)	(1,920,662)
Affiliated underlying funds	230,107	—	—	—
Forward foreign currency contracts	680,154	—	—	—
Foreign currency related transactions	(4,961)	—	(239)	—
Futures	(92,069)	—	—	(524,768)

See Accompanying Notes to Financial Statements

 5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)(continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Limited Maturity Bond Portfolio
Swaps	—	—	—	(343,585)
Written options	—	—	—	(32,365)
Net change in unrealized appreciation (depreciation)	(9,976,096)	(5,018,608)	(85,369,032)	(2,821,380)
Net realized and unrealized gain (loss)	7,287,103	(4,392,553)	300,524,029	(3,604,535)
Increase in net assets resulting from operations	$11,040,734	$4,693,505	$294,908,561	$2,692,122

* Foreign taxes withheld	$63,610	$—	$—	$—

See Accompanying Notes to Financial Statements

 6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya U.S. Stock Index Portfolio	VY® Columbia Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$17,325,654	$2,150,810	$1,718,463
Interest	65,102	4,061	9,107
Securities lending income, net	3,612	325	55,637
Other	8,353	385	906
Total investment income	17,402,721	2,155,581	1,784,113
EXPENSES:
Investment management fees	—	446,039	—
Unified fees	3,592,076	—	1,305,787
Distribution and shareholder service fees:
Class ADV	246,125	94,118	301,710
Class S	43,292	99,788	82,023
Class S2	389,333	6,354	3,240
Transfer agent fees:
Class ADV	—	25,275	—
Class I	—	1,974	—
Class S	—	65,166	—
Class S2	—	2,636	—
Shareholder reporting expense	—	6,275	—
Professional fees	—	9,039	—
Custody and accounting expense	—	10,354	—
Trustee fees and expenses	63,803	1,473	6,897
Miscellaneous expense	—	7,678	—
Interest expense	—	—	373
Total expenses	4,334,629	776,169	1,700,030
Waived and reimbursed fees	(1,732)	(137,206)	—
Brokerage commission recapture	—	—	(13,450)
Net expenses	4,332,897	638,963	1,686,580
Net investment income	13,069,824	1,516,618	97,533
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	38,538,084	8,183,885	22,741,933
Futures	5,431,759	—	356,850
Net realized gain	43,969,843	8,183,885	23,098,783
Net change in unrealized appreciation (depreciation) on:
Investments	220,198,252	6,943,069	27,391,358
Foreign currency related transactions	—	(37)	—
Futures	490,318	—	104,066
Net change in unrealized appreciation (depreciation)	220,688,570	6,943,032	27,495,424
Net realized and unrealized gain	264,658,413	15,126,917	50,594,207
Increase in net assets resulting from operations	$277,728,237	$16,643,535	$50,691,740

* Foreign taxes withheld	$3,448	$—	$1,803

See Accompanying Notes to Financial Statements

 7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Income Portfolio		Voya High Yield Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$3,753,631	$16,301,190	$9,086,058	$19,116,697
Net realized gain	17,263,199	40,307,432	626,055	2,939,788
Net change in unrealized appreciation (depreciation)	(9,976,096)	(1,427,406)	(5,018,608)	4,013,660
Increase in net assets resulting from operations	11,040,734	55,181,216	4,693,505	26,070,145

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,100,873)	(4,025,150)	(1,389,976)	(3,130,324)
Class I	(9,103,785)	(29,513,801)	(6,769,409)	(14,425,723)
Class S	(237,255)	(14,451,647)	(618,679)	(1,480,346)
Class S2	(77)	(201,530)	(40,786)	(88,810)
Return of capital:
Class ADV	—	—	—	(73,132)
Class I	—	—	—	(315,845)
Class S	—	—	—	(29,976)
Class S2	—	—	—	(2,038)
Total distributions	(10,441,990)	(48,192,128)	(8,818,850)	(19,546,194)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,159,358	14,119,832	20,590,530	44,266,506
Reinvestment of distributions	10,441,913	48,192,128	8,817,094	19,546,194
	13,601,271	62,311,960	29,407,624	63,812,700
Cost of shares redeemed	(122,627,608)	(221,617,721)	(29,462,560)	(70,740,287)
Net decrease in net assets resulting from capital share transactions	(109,026,337)	(159,305,761)	(54,936)	(6,927,587)
Net decrease in net assets	(108,427,593)	(152,316,673)	(4,180,281)	(403,636)

NET ASSETS:
Beginning of year or period	372,553,770	524,870,443	317,961,547	318,365,183
End of year or period	$264,126,177	$372,553,770	$313,781,266	$317,961,547

See Accompanying Notes to Financial Statements

 8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large Cap Growth Portfolio		Voya Limited Maturity Bond Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income (loss)	$(5,615,468)	$(7,432,506)	$6,296,657	$12,269,600
Net realized gain (loss)	385,893,061	398,261,933	(783,155)	782,595
Net change in unrealized appreciation (depreciation)	(85,369,032)	(20,996,041)	(2,821,380)	1,914,434
Increase in net assets resulting from operations	294,908,561	369,833,386	2,692,122	14,966,629

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(54,714,894)	(184,358)	(398,674)
Class I	—	(163,683,367)	(5,931,363)	(11,133,715)
Class R6	—	(7,400,002)	—	—
Class S	—	(34,209,029)	(215,058)	(630,507)
Class S2	—	(5,247,520)	—	—
Total distributions	—	(265,254,812)	(6,330,779)	(12,162,896)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	27,360,230	63,406,032	76,181,290	67,263,271
Proceeds from shares issued in merger (Note 13)	—	1,340,756,000	—	—
Reinvestment of distributions	—	265,254,812	6,330,779	12,038,915
	27,360,230	1,669,416,844	82,512,069	79,302,186
Cost of shares redeemed	(321,422,328)	(397,542,603)	(25,989,580)	(94,975,849)
Net increase (decrease) in net assets resulting from capital share transactions	(294,062,098)	1,271,874,241	56,522,489	(15,673,663)
Net increase (decrease) in net assets	846,463	1,376,452,815	52,883,832	(12,869,930)

NET ASSETS:
Beginning of year or period	3,705,757,905	2,329,305,090	284,425,693	297,295,623
End of year or period	$3,706,604,368	$3,705,757,905	$337,309,525	$284,425,693

See Accompanying Notes to Financial Statements

 9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya U.S. Stock Index Portfolio		VY® Columbia Real Estate Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$13,069,824	$36,075,116	$1,516,618	$2,819,850
Net realized gain (loss)	43,969,843	1,177,266,392	8,183,885	(4,551,221)
Net change in unrealized appreciation (depreciation)	220,688,570	(620,303,018)	6,943,032	1,561,297
Increase (decrease) in net assets resulting from operations	277,728,237	593,038,490	16,643,535	(170,074)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(11,482,175)	(555,572)	(813,980)
Class I	—	(448,764,232)	(53,935)	(69,527)
Class S	—	(5,139,429)	(2,108,826)	(2,987,613)
Class S2	—	(22,653,991)	(101,490)	(149,023)
Total distributions	—	(488,039,827)	(2,819,823)	(4,020,143)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	285,338,380	567,317,042	2,702,689	5,167,868
Reinvestment of distributions	—	488,039,827	2,819,823	4,020,143
	285,338,380	1,055,356,869	5,522,512	9,188,011
Cost of shares redeemed	(250,911,842)	(2,609,530,977)	(66,465,637)	(28,962,499)
Net increase (decrease) in net assets resulting from capital share transactions	34,426,538	(1,554,174,108)	(60,943,125)	(19,774,488)
Net increase (decrease) in net assets	312,154,775	(1,449,175,445)	(47,119,413)	(23,964,705)

NET ASSETS:
Beginning of year or period	2,651,762,031	4,100,937,476	142,885,063	166,849,768
End of year or period	$2,963,916,806	$2,651,762,031	$95,765,650	$142,885,063

See Accompanying Notes to Financial Statements

 10

STATEMENTS OF CHANGES IN NET ASSETS

	VY® JPMorgan
	Small Cap Core Equity Portfolio
	Six Months
	Ended	Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$97,533	$253,348
Net realized gain	23,098,783	43,625,115
Net change in unrealized appreciation (depreciation)	27,495,424	(31,968,902)
Increase in net assets resulting from operations	50,691,740	11,909,561

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(14,302,859)
Class I	—	(14,063,060)
Class R6	—	(3,556,975)
Class S	—	(9,445,991)
Class S2	—	(238,869)
Total distributions	—	(41,607,754)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,691,914	15,417,327
Reinvestment of distributions	—	41,607,754
	7,691,914	57,025,081
Cost of shares redeemed	(33,397,274)	(163,312,763)
Net decrease in net assets resulting from capital share transactions	(25,705,360)	(106,287,682)
Net increase (decrease) in net assets	24,986,380	(135,985,875)

NET ASSETS:
Beginning of year or period	290,910,897	426,896,772
End of year or period	$315,897,277	$290,910,897

See Accompanying Notes to Financial Statements

 11

FINANCIAL HIGHLIGHTS

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Income Portfolio
Class ADV
06-30-26+	9.71	0.10	•	0.35	0.45	0.08	0.17	—	0.25	—	9.91	4.72	1.41	0.97	0.97	2.07	42,873	20
12-31-25	9.56	0.29	•	0.76	1.05	0.41	0.49	—	0.90	—	9.71	11.27	1.28	1.19	1.19	2.97	44,888	117
12-31-24	8.58	0.26	•	0.81	1.07	0.09	—	—	0.09	—	9.56	12.46	1.25	1.20	1.20	2.80	45,533	80
12-31-23	7.93	0.24	•	0.62	0.86	0.21	—	—	0.21	—	8.58	11.02	1.24	1.20	1.20	2.95	46,186	142
12-31-22	10.39	0.19	•	(1.67)	(1.48)	0.18	0.80	—	0.98	—	7.93	(14.30)	1.24	1.20	1.20	2.13	48,684	104
12-31-21	9.77	0.17	•	0.67	0.84	0.22	—	—	0.22	—	10.39	8.65	1.22	1.20	1.20	1.69	65,611	133
Class I
06-30-26+	10.35	0.13	•	0.39	0.52	0.14	0.17	—	0.31	—	10.56	5.13	0.80	0.38	0.38	2.51	221,226	20
12-31-25	10.17	0.37	•	0.81	1.18	0.51	0.49	—	1.00	—	10.35	11.96	0.68	0.59	0.59	3.58	318,823	117
12-31-24	9.13	0.34	•	0.84	1.18	0.14	—	—	0.14	—	10.17	13.00	0.65	0.60	0.60	3.36	312,128	80
12-31-23	8.43	0.31	•	0.66	0.97	0.27	—	—	0.27	—	9.13	11.68	0.64	0.60	0.60	3.56	6,009	142
12-31-22	10.99	0.26	•	(1.77)	(1.51)	0.25	0.80	—	1.05	—	8.43	(13.78)	0.64	0.60	0.60	2.73	6,024	104
12-31-21	10.31	0.25	•	0.71	0.96	0.28	—	—	0.28	—	10.99	9.42	0.62	0.60	0.60	2.29	7,878	133
Class S
06-30-26+	10.24	0.07	•	0.41	0.48	0.11	0.17	—	0.28	—	10.44	5.15	1.02	0.68	0.68	1.42	24	20
12-31-25	10.12	0.33	•	0.75	1.08	0.47	0.49	—	0.96	—	10.24	10.87	0.90	0.85	0.85	3.18	8,840	117
12-31-24	9.08	0.31	•	0.85	1.16	0.12	—	—	0.12	—	10.12	12.79	0.90	0.85	0.85	3.14	164,601	80
12-31-23	8.38	0.29	•	0.66	0.95	0.25	—	—	0.25	—	9.08	11.42	0.89	0.85	0.85	3.30	173,258	142
12-31-22	10.92	0.23	•	(1.75)	(1.52)	0.22	0.80	—	1.02	—	8.38	(13.97)	0.89	0.85	0.85	2.47	184,513	104
12-31-21	10.25	0.22	•	0.70	0.92	0.25	—	—	0.25	—	10.92	9.09	0.87	0.85	0.85	2.04	256,146	133
Class S2
06-30-26+	10.27	0.13	•	0.35	0.48	0.09	0.17	—	0.26	—	10.49	5.00	1.22	0.77	0.77	2.59	3	20
12-31-25	10.10	0.31	•	0.79	1.10	0.44	0.49	—	0.93	—	10.27	11.09	1.04	0.99	0.99	3.03	3	117
12-31-24	9.06	0.29	•	0.85	1.14	0.10	—	—	0.10	—	10.10	12.66	1.05	1.00	1.00	3.01	2,609	80
12-31-23	8.36	0.27	•	0.66	0.93	0.23	—	—	0.23	—	9.06	11.20	1.04	1.00	1.00	3.15	2,418	142
12-31-22	10.89	0.22	•	(1.75)	(1.53)	0.20	0.80	—	1.00	—	8.36	(14.14)	1.04	1.00	1.00	2.32	2,698	104
12-31-21	10.22	0.20	•	0.70	0.90	0.23	—	—	0.23	—	10.89	8.88	1.02	1.00	1.00	1.89	4,112	133
Voya High Yield Portfolio
Class ADV
06-30-26+	8.88	0.23	•	(0.11)	0.12	0.23	—	—	0.23	—	8.77	1.32	1.09	1.08	1.08	5.34	53,463	35
12-31-25	8.70	0.49	•	0.19	0.68	0.49	—	0.01	0.50	—	8.88	8.03	1.10	1.08	1.08	5.57	55,207	147
12-31-24	8.65	0.53	•	0.05	0.58	0.53	—	—	0.53	—	8.70	6.90	1.10	1.08	1.08	6.10	57,509	88
12-31-23	8.23	0.50	•	0.43	0.93	0.51	—	—	0.51	—	8.65	11.63	1.09	1.08	1.08	5.91	61,268	47
12-31-22	9.94	0.46	•	(1.72)	(1.26)	0.45	—	—	0.45	—	8.23	(12.83)	1.10	1.08	1.08	5.22	61,172	21
12-31-21	9.96	0.45	•	0.01	0.46	0.46	—	0.02	0.48	—	9.94	4.65	1.10	1.08	1.08	4.52	79,216	63
Class I
06-30-26+	8.89	0.26	•	(0.13)	0.13	0.25	—	—	0.25	—	8.77	1.51	0.49	0.48	0.48	5.94	237,159	35
12-31-25	8.70	0.54	•	0.20	0.74	0.54	—	0.01	0.55	—	8.89	8.80	0.50	0.48	0.48	6.17	238,586	147
12-31-24	8.66	0.58	•	0.04	0.62	0.58	—	—	0.58	—	8.70	7.42	0.50	0.48	0.48	6.70	233,489	88
12-31-23	8.24	0.55	•	0.43	0.98	0.56	—	—	0.56	—	8.66	12.28	0.49	0.48	0.48	6.51	165,274	47
12-31-22	9.95	0.51	•	(1.72)	(1.21)	0.50	—	—	0.50	—	8.24	(12.28)	0.50	0.48	0.48	5.83	152,175	21
12-31-21	9.97	0.51	•	0.01	0.52	0.52	—	0.02	0.54	—	9.95	5.28	0.50	0.48	0.48	5.12	189,224	63
Class S
06-30-26+	8.88	0.25	•	(0.12)	0.13	0.24	—	—	0.24	—	8.77	1.50	0.74	0.73	0.73	5.69	21,648	35
12-31-25	8.70	0.52	•	0.19	0.71	0.52	—	0.01	0.53	—	8.88	8.41	0.75	0.73	0.73	5.93	22,628	147
12-31-24	8.65	0.56	•	0.05	0.61	0.56	—	—	0.56	—	8.70	7.28	0.75	0.73	0.73	6.45	25,957	88
12-31-23	8.23	0.52	•	0.44	0.96	0.54	—	—	0.54	—	8.65	12.01	0.74	0.73	0.73	6.26	174,158	47
12-31-22	9.94	0.49	•	(1.72)	(1.23)	0.48	—	—	0.48	—	8.23	(12.52)	0.75	0.73	0.73	5.56	179,355	21

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Portfolio (continued)
Class S (continued)
12-31-21	9.96	0.48	•	0.01	0.49	0.49	—	0.02	0.51	—	9.94	5.01	0.75	0.73	0.73	4.87	244,800	63
Class S2
06-30-26+	8.89	0.24	•	(0.12)	0.12	0.23	—	—	0.23	—	8.78	1.43	0.89	0.88	0.88	5.54	1,511	35
12-31-25	8.71	0.51	•	0.19	0.70	0.51	—	0.01	0.52	—	8.89	8.25	0.90	0.88	0.88	5.76	1,541	147
12-31-24	8.66	0.55	•	0.05	0.60	0.55	—	—	0.55	—	8.71	7.12	0.90	0.88	0.88	6.29	1,414	88
12-31-23	8.24	0.51	•	0.43	0.94	0.52	—	—	0.52	—	8.66	11.83	0.89	0.88	0.88	6.10	1,267	47
12-31-22	9.95	0.48	•	(1.72)	(1.24)	0.47	—	—	0.47	—	8.24	(12.63)	0.90	0.88	0.88	5.34	1,407	21
12-31-21	9.97	0.47	•	0.01	0.48	0.48	—	0.02	0.50	—	9.95	4.86	0.90	0.88	0.88	4.72	2,688	63
Voya Large Cap Growth Portfolio
Class ADV
06-30-26+	13.93	(0.05	)•	1.22	1.17	—	—	—	—	—	15.10	8.40	1.36	1.17	1.17	(0.70)	682,965	52
12-31-25	14.13	(0.36	)•	2.25	1.89	—	2.09	—	2.09	—	13.93	14.64	1.31	1.25	1.25	(0.66)	698,772	53
12-31-24	10.54	(0.09	)•	3.68	3.59	—	—	—	—	—	14.13	34.06	1.31	1.27	1.27	(0.73)	395,905	42
12-31-23	7.69	(0.05	)•	2.90	2.85	—	—	—	—	—	10.54	37.06	1.31	1.27	1.27	(0.56)	1,497,865	57
12-31-22	19.43	(0.07	)•	(5.77)	(5.84)	—	5.90	—	5.90	—	7.69	(30.97)	1.31	1.27	1.27	(0.58)	1,263,757	47
12-31-21	20.45	(0.14	)•	3.76	3.62	—	4.64	—	4.64	—	19.43	18.89	1.30	1.27	1.27	(0.68)	2,085,856	72
Class I
06-30-26+	18.90	(0.02	)•	1.67	1.65	—	—	—	—	—	20.55	8.73	0.86	0.67	0.67	(0.20)	2,585,536	52
12-31-25	18.36	(0.15	)•	2.78	2.63	—	2.09	—	2.09	—	18.90	15.33	0.73	0.67	0.67	(0.20)	2,558,374	53
12-31-24	13.62	(0.01	)•	4.75	4.74	—	—	—	—	—	18.36	34.80	0.71	0.67	0.67	(0.09)	1,518,131	42
12-31-23	9.88	0.01	•	3.73	3.74	—	—	—	—	—	13.62	37.86	0.71	0.67	0.67	0.05	1,260,097	57
12-31-22	22.48	0.00	*•	(6.70)	(6.70)	—	5.90	—	5.90	—	9.88	(30.50)	0.71	0.67	0.67	0.02	1,251,871	47
12-31-21	22.90	(0.02	)•	4.24	4.22	—	4.64	—	4.64	—	22.48	19.55	0.70	0.67	0.67	(0.07)	1,937,889	72
Class R6
06-30-26+	18.93	(0.02	)•	1.67	1.65	—	—	—	—	—	20.58	8.72	0.68	0.67	0.67	(0.20)	73,369	52
12-31-25	18.39	(0.12	)•	2.75	2.63	—	2.09	—	2.09	—	18.93	15.30	0.68	0.67	0.67	(0.12)	72,918	53
12-31-24	13.64	(0.01	)•	4.76	4.75	—	—	—	—	—	18.39	34.82	0.68	0.67	0.67	(0.09)	67,229	42
12-31-23	9.90	0.01	•	3.73	3.74	—	—	—	—	—	13.64	37.78	0.67	0.67	0.67	0.05	66,206	57
12-31-22	22.50	0.00	*	(6.70)	(6.70)	—	5.90	—	5.90	—	9.90	(30.47)	0.68	0.67	0.67	0.02	53,900	47
12-31-21	22.91	(0.02	)•	4.25	4.23	—	4.64	—	4.64	—	22.50	19.58	0.67	0.67	0.67	(0.08)	95,588	72
Class S
06-30-26+	17.19	(0.04	)•	1.51	1.47	—	—	—	—	—	18.66	8.55	1.11	0.92	0.92	(0.45)	315,948	52
12-31-25	16.91	(0.34	)•	2.71	2.37	—	2.09	—	2.09	—	17.19	15.09	0.98	0.92	0.92	(0.41)	325,185	53
12-31-24	12.57	(0.06	)•	4.40	4.34	—	—	—	—	—	16.91	34.53	0.96	0.92	0.92	(0.38)	304,779	42
12-31-23	9.15	(0.02	)•	3.44	3.42	—	—	—	—	—	12.57	37.38	0.96	0.92	0.92	(0.21)	1,219,524	57
12-31-22	21.47	(0.03	)•	(6.39)	(6.42)	—	5.90	—	5.90	—	9.15	(30.66)	0.96	0.92	0.92	(0.23)	1,066,004	47
12-31-21	22.10	(0.07	)•	4.08	4.01	—	4.64	—	4.64	—	21.47	19.28	0.95	0.92	0.92	(0.33)	1,787,956	72
Class S2
06-30-26+	16.59	(0.05	)•	1.47	1.42	—	—	—	—	—	18.01	8.56	1.26	1.07	1.07	(0.60)	48,786	52
12-31-25	16.43	(0.36	)•	2.61	2.25	—	2.09	—	2.09	—	16.59	14.79	1.13	1.07	1.07	(0.45)	50,509	53
12-31-24	12.23	(0.07	)•	4.27	4.20	—	—	—	—	—	16.43	34.34	1.11	1.07	1.07	(0.50)	43,261	42
12-31-23	8.91	(0.04	)•	3.36	3.32	—	—	—	—	—	12.23	37.26	1.11	1.07	1.07	(0.36)	44,374	57
12-31-22	21.16	(0.05	)•	(6.30)	(6.35)	—	5.90	—	5.90	—	8.91	(30.80)	1.11	1.07	1.07	(0.38)	36,077	47
12-31-21	21.87	(0.10	)•	4.03	3.93	—	4.64	—	4.64	—	21.16	19.10	1.10	1.07	1.07	(0.48)	64,403	72
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-26+	9.40	0.17	•	(0.12)	0.05	0.17	—	—	0.17	—	9.28	0.57	0.87	0.87	0.87	3.72	9,968	58
12-31-25	9.30	0.37	•	0.09	0.46	0.36	—	—	0.36	—	9.40	5.08	0.88	0.88	0.88	3.94	10,096	196

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Limited Maturity Bond Portfolio (continued)
Class ADV (continued)
12-31-24	9.29	0.36	•	0.05	0.41	0.40	—	—	0.40	—	9.30	4.52	0.88	0.88	0.88	3.91	10,033	298
12-31-23	9.23	0.31	•	0.07	0.38	0.32	—	—	0.32	—	9.29	4.17	0.88	0.88	0.88	3.38	11,268	281
12-31-22	9.87	0.14	•	(0.66)	(0.52)	0.12	—	—	0.12	—	9.23	(5.26)	0.88	0.88	0.88	1.53	13,671	306
12-31-21	10.03	0.05	•	(0.10)	(0.05)	0.11	—	—	0.11	—	9.87	(0.55)	0.88	0.88	0.88	0.47	14,958	253
Class I
06-30-26+	9.59	0.20	•	(0.11)	0.09	0.21	—	—	0.21	—	9.47	0.90	0.27	0.27	0.27	4.32	317,095	58
12-31-25	9.49	0.43	•	0.10	0.53	0.43	—	—	0.43	—	9.59	5.69	0.28	0.28	0.28	4.53	263,276	196
12-31-24	9.48	0.43	•	0.05	0.48	0.47	—	—	0.47	—	9.49	5.14	0.28	0.28	0.28	4.51	235,923	298
12-31-23	9.42	0.38	•	0.06	0.44	0.38	—	—	0.38	—	9.48	4.79	0.28	0.28	0.28	3.99	273,180	281
12-31-22	10.07	0.21	•	(0.68)	(0.47)	0.18	—	—	0.18	—	9.42	(4.66)	0.28	0.28	0.28	2.16	301,980	306
12-31-21	10.23	0.11	•	(0.10)	0.01	0.17	—	—	0.17	—	10.07	0.08	0.28	0.28	0.28	1.06	329,913	253
Class S
06-30-26+	9.66	0.19	•	(0.11)	0.08	0.20	—	—	0.20	—	9.54	0.78	0.52	0.52	0.52	4.07	10,247	58
12-31-25	9.56	0.41	•	0.10	0.51	0.41	—	—	0.41	—	9.66	5.42	0.53	0.53	0.53	4.30	11,054	196
12-31-24	9.55	0.41	•	0.05	0.46	0.45	—	—	0.45	—	9.56	4.88	0.53	0.53	0.53	4.26	51,340	298
12-31-23	9.49	0.36	•	0.06	0.42	0.36	—	—	0.36	—	9.55	4.52	0.53	0.53	0.53	3.75	58,787	281
12-31-22	10.15	0.18	•	(0.68)	(0.50)	0.16	—	—	0.16	—	9.49	(4.94)	0.53	0.53	0.53	1.87	57,412	306
12-31-21	10.31	0.08	•	(0.10)	(0.02)	0.14	—	—	0.14	—	10.15	(0.16)	0.53	0.53	0.53	0.82	71,037	253
Voya U.S. Stock Index Portfolio
Class ADV
06-30-26+	19.60	0.05	•	1.86	1.91	—	—	—	—	—	21.51	9.74	0.79	0.79	0.79	0.46	94,324	3
12-31-25	19.04	0.09	•	2.91	3.00	0.21	2.23	—	2.44	—	19.60	16.91	0.80	0.80	0.80	0.49	95,878	7
12-31-24	16.82	0.11	•	3.87	3.98	0.16	1.60	—	1.76	—	19.04	24.06	0.80	0.80	0.80	0.61	93,832	2
12-31-23	15.01	0.14	•	3.54	3.68	0.17	1.70	—	1.87	—	16.82	25.25	0.80	0.80	0.80	0.89	83,268	6
12-31-22	20.92	0.14	•	(4.09)	(3.95)	0.14	1.82	—	1.96	—	15.01	(18.78)	0.80	0.80	0.80	0.82	73,855	8
12-31-21	18.21	0.12	•	4.72	4.84	0.11	2.02	—	2.13	—	20.92	27.66	0.80	0.80	0.80	0.61	99,373	3
Class I
06-30-26+	21.06	0.11	•	2.01	2.12	—	—	—	—	—	23.18	10.07	0.26	0.26	0.26	1.00	2,629,555	3
12-31-25	20.27	0.21	•	3.12	3.33	0.31	2.23	—	2.54	—	21.06	17.53	0.27	0.27	0.27	1.04	2,319,525	7
12-31-24	17.80	0.22	•	4.10	4.32	0.25	1.60	—	1.85	—	20.27	24.68	0.27	0.27	0.27	1.14	3,761,609	2
12-31-23	15.78	0.24	•	3.74	3.98	0.26	1.70	—	1.96	—	17.80	25.93	0.27	0.27	0.27	1.42	3,746,966	6
12-31-22	21.87	0.24	•	(4.28)	(4.04)	0.23	1.82	—	2.05	—	15.78	(18.35)	0.27	0.27	0.27	1.35	3,602,730	8
12-31-21	18.94	0.23	•	4.95	5.18	0.23	2.02	—	2.25	—	21.87	28.37	0.27	0.27	0.27	1.14	4,525,779	3
Class S
06-30-26+	20.68	0.08	•	1.97	2.05	—	—	—	—	—	22.73	9.91	0.51	0.50	0.50	0.75	34,024	3
12-31-25	19.95	0.16	•	3.05	3.21	0.25	2.23	—	2.48	—	20.68	17.23	0.52	0.51	0.51	0.78	38,502	7
12-31-24	17.54	0.17	•	4.04	4.21	0.20	1.60	—	1.80	—	19.95	24.43	0.52	0.51	0.51	0.91	49,386	2
12-31-23	15.57	0.20	•	3.67	3.87	0.20	1.70	—	1.90	—	17.54	25.56	0.52	0.51	0.51	1.18	260,411	6
12-31-22	21.60	0.20	•	(4.22)	(4.02)	0.19	1.82	—	2.01	—	15.57	(18.50)	0.52	0.51	0.51	1.11	224,160	8
12-31-21	18.74	0.18	•	4.88	5.06	0.18	2.02	—	2.20	—	21.60	28.02	0.52	0.51	0.51	0.90	303,248	3
Class S2
06-30-26+	20.11	0.06	•	1.92	1.98	—	—	—	—	—	22.09	9.85	0.66	0.66	0.66	0.59	206,014	3
12-31-25	19.47	0.12	•	2.98	3.10	0.23	2.23	—	2.46	—	20.11	17.08	0.67	0.67	0.67	0.62	197,858	7
12-31-24	17.17	0.14	•	3.94	4.08	0.18	1.60	—	1.78	—	19.47	24.18	0.67	0.67	0.67	0.74	196,110	2
12-31-23	15.31	0.17	•	3.61	3.78	0.22	1.70	—	1.92	—	17.17	25.38	0.67	0.67	0.67	1.02	173,092	6
12-31-22	21.28	0.17	•	(4.16)	(3.99)	0.16	1.82	—	1.98	—	15.31	(18.63)	0.67	0.67	0.67	0.95	142,580	8
12-31-21	18.49	0.15	•	4.81	4.96	0.15	2.02	—	2.17	—	21.28	27.85	0.67	0.67	0.67	0.74	181,812	3

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Columbia Real Estate Portfolio
Class ADV
06-30-26+	25.51	0.34	•	4.04	4.38	0.48		—	—	0.48	—	29.41	17.37	1.58	1.35	1.35	2.51	32,643	81
12-31-25	26.27	0.41	•	(0.51)	(0.10)	0.66		—	—	0.66	—	25.51	(0.31)	1.74	1.41	1.40	1.57	29,592	97
12-31-24	25.88	0.57	•	0.44	1.01	0.62		—	—	0.62	—	26.27	3.95	1.61	1.33	1.33	2.19	34,072	82
12-31-23	24.94	0.51	•	2.79	3.30	0.59		1.77	—	2.36	—	25.88	13.62	1.63	1.28	1.28	2.07	38,058	73
12-31-22	43.39	0.46	•	(11.98)	(11.52)	0.46		6.47	—	6.93	—	24.94	(27.40)	1.61	1.28	1.28	1.44	38,305	62
12-31-21	29.09	0.37	•	14.50	14.87	0.57		—	—	0.57	—	43.39	51.46	1.62	1.28	1.28	1.02	63,318	67
Class I
06-30-26+	27.73	0.48	•	4.37	4.85	0.65		—	—	0.65	—	31.93	17.73	0.98	0.75	0.75	3.24	3,073	81
12-31-25	28.51	0.61	•	(0.54)	0.07	0.85		—	—	0.85	—	27.73	0.30	1.14	0.81	0.80	2.18	2,281	97
12-31-24	28.05	0.79	•	0.48	1.27	0.81		—	—	0.81	—	28.51	4.58	1.01	0.73	0.73	2.78	2,504	82
12-31-23	26.92	0.56	•	3.18	3.74	0.84		1.77	—	2.61	—	28.05	14.31	1.03	0.68	0.68	2.07	3,281	73
12-31-22	46.19	0.72	•	(12.81)	(12.09)	0.71		6.47	—	7.18	—	26.92	(26.97)	1.01	0.68	0.68	2.10	8,128	62
12-31-21	30.88	0.62	•	15.41	16.03	0.72		—	—	0.72	—	46.19	52.34	1.02	0.68	0.68	1.65	11,745	67
Class S
06-30-26+	27.79	0.39	•	4.44	4.83	0.58		—	—	0.58	—	32.04	17.58	1.23	1.00	1.00	2.62	58,892	81
12-31-25	28.56	0.54	•	(0.55)	(0.01)	0.76		—	—	0.76	—	27.79	0.03	1.39	1.06	1.05	1.92	105,387	97
12-31-24	28.08	0.72	•	0.47	1.19	0.71		—	—	0.71	—	28.56	4.30	1.26	0.98	0.98	2.54	124,125	82
12-31-23	26.88	0.64	•	3.03	3.67	0.70		1.77	—	2.47	—	28.08	14.04	1.28	0.93	0.93	2.41	139,768	73
12-31-22	46.11	0.62	•	(12.77)	(12.15)	0.61		6.47	—	7.08	—	26.88	(27.14)	1.26	0.93	0.93	1.80	143,264	62
12-31-21	30.87	0.52	•	15.39	15.91	0.67		—	—	0.67	—	46.11	51.96	1.27	0.93	0.93	1.37	227,726	67
Class S2
06-30-26+	27.60	0.32	•	4.46	4.78	0.53		—	—	0.53	—	31.85	17.52	1.38	1.15	1.15	2.17	1,157	81
12-31-25	28.36	0.49	•	(0.53)	(0.04)	0.72		—	—	0.72	—	27.60	(0.10)	1.54	1.21	1.20	1.77	5,625	97
12-31-24	27.89	0.67	•	0.47	1.14	0.67		—	—	0.67	—	28.36	4.14	1.41	1.13	1.13	2.38	6,150	82
12-31-23	26.70	0.59	•	3.01	3.60	0.64		1.77	—	2.41	—	27.89	13.86	1.43	1.08	1.08	2.24	7,103	73
12-31-22	45.78	0.54	•	(12.65)	(12.11)	0.50		6.47	—	6.97	—	26.70	(27.25)	1.41	1.08	1.08	1.58	7,597	62
12-31-21	30.64	0.46	•	15.28	15.74	0.60		—	—	0.60	—	45.78	51.74	1.42	1.08	1.08	1.21	13,826	67
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-26+	12.60	(0.02	)•	2.32	2.30	—		—	—	—	—	14.90	18.25	1.49	1.49	1.48	(0.28)	107,186	46
12-31-25	14.31	(0.04	)•	0.38	0.34	0.00	*	2.05	—	2.05	—	12.60	3.21	1.49	1.49	1.48	(0.27)	97,230	81
12-31-24	12.97	(0.03	)•	1.38	1.35	0.01		—	—	0.01	—	14.31	10.38	1.48	1.48	1.47	(0.20)	106,939	55
12-31-23	12.47	(0.01	)•	1.46	1.45	—		0.95	—	0.95	—	12.97	11.88	1.48	1.48	1.46	(0.07)	109,167	46
12-31-22	19.30	(0.03	)•	(3.59)	(3.62)	—		3.21	—	3.21	—	12.47	(18.08)	1.47	1.47	1.47	(0.18)	105,703	46
12-31-21	17.26	(0.08	)•	3.14	3.06	—		1.02	—	1.02	—	19.30	17.94	1.46	1.46	1.45	(0.44)	140,945	52
Class I
06-30-26+	14.85	0.03	•	2.72	2.75	—		—	—	—	—	17.60	18.52	0.89	0.89	0.88	0.32	111,310	46
12-31-25	16.49	0.05	•	0.46	0.51	0.10		2.05	—	2.15	—	14.85	3.86	0.89	0.89	0.88	0.30	101,298	81
12-31-24	14.92	0.06	•	1.59	1.65	0.08		—	—	0.08	—	16.49	11.09	0.88	0.88	0.87	0.41	209,997	55
12-31-23	14.19	0.07	•	1.66	1.73	0.05		0.95	—	1.00	—	14.92	12.46	0.88	0.88	0.86	0.52	203,320	46
12-31-22	21.28	0.07	•	(3.95)	(3.88)	—		3.21	—	3.21	—	14.19	(17.57)	0.87	0.87	0.87	0.43	229,935	46
12-31-21	18.89	0.04	•	3.45	3.49	0.08		1.02	—	1.10	—	21.28	18.71	0.86	0.86	0.85	0.18	282,032	52
Class R6
06-30-26+	14.83	0.02	•	2.73	2.75	—		—	—	—	—	17.58	18.54	0.89	0.89	0.88	0.31	25,673	46
12-31-25	16.47	0.05	•	0.46	0.51	0.10		2.05	—	2.15	—	14.83	3.87	0.89	0.89	0.88	0.32	27,039	81
12-31-24	14.90	0.06	•	1.59	1.65	0.08		—	—	0.08	—	16.47	11.11	0.88	0.88	0.87	0.40	30,642	55
12-31-23	14.17	0.08	•	1.65	1.73	0.05		0.95	—	1.00	—	14.90	12.48	0.88	0.88	0.86	0.53	32,760	46
12-31-22	21.25	0.05	•	(3.92)	(3.87)	—		3.21	—	3.21	—	14.17	(17.55)	0.87	0.87	0.87	0.30	31,036	46

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio (continued)
Class R6 (continued)
12-31-21	18.87	0.03	•	3.45	3.48	0.08	1.02	—	1.10	—	21.25	18.67	0.86	0.86	0.85	0.16	129,718	52
Class S
06-30-26+	14.36	0.01	•	2.63	2.64	—	—	—	—	—	17.00	18.39	1.14	1.14	1.13	0.07	69,961	46
12-31-25	16.00	0.01	•	0.45	0.46	0.05	2.05	—	2.10	—	14.36	3.65	1.14	1.14	1.13	0.07	63,785	81
12-31-24	14.49	0.02	•	1.53	1.55	0.04	—	—	0.04	—	16.00	10.74	1.13	1.13	1.12	0.15	77,527	55
12-31-23	13.80	0.04	•	1.62	1.66	0.02	0.95	—	0.97	—	14.49	12.26	1.13	1.13	1.11	0.28	86,418	46
12-31-22	20.85	0.03	•	(3.87)	(3.84)	—	3.21	—	3.21	—	13.80	(17.76)	1.12	1.12	1.12	0.16	86,656	46
12-31-21	18.55	(0.02	)•	3.38	3.36	0.04	1.02	—	1.06	—	20.85	18.32	1.11	1.11	1.10	(0.09)	124,185	52
Class S2
06-30-26+	14.01	(0.01	)•	2.57	2.56	—	—	—	—	—	16.57	18.27	1.29	1.29	1.28	(0.08)	1,768	46
12-31-25	15.64	(0.01	)•	0.44	0.43	0.01	2.05	—	2.06	—	14.01	3.49	1.29	1.29	1.28	(0.07)	1,559	81
12-31-24	14.15	(0.00	)*•	1.50	1.50	0.01	—	—	0.01	—	15.64	10.60	1.28	1.28	1.27	(0.03)	1,791	55
12-31-23	13.51	0.02	•	1.57	1.59	—	0.95	—	0.95	—	14.15	12.00	1.28	1.28	1.26	0.13	5,862	46
12-31-22	20.52	0.00	*•	(3.80)	(3.80)	—	3.21	—	3.21	—	13.51	(17.86)	1.27	1.27	1.27	0.01	6,076	46
12-31-21	18.27	(0.05	)•	3.33	3.28	0.01	1.02	—	1.03	—	20.52	18.17	1.26	1.26	1.25	(0.24)	8,692	52

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of nineteen active separate investment series. The seven series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Balanced Income Portfolio (“Balanced Income”), Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® Columbia Real Estate Portfolio (“Columbia Real Estate”), and VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”). All of the Portfolios are diversified except for Large Cap Growth and Columbia Real Estate, which are non-diversified Portfolios of the Trust. Prior to November 1, 2025, Columbia Real Estate was a diversified Portfolio of the Trust. In seeking to track the performance of the index, U.S. Stock Index may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of the index. As a result, whether U.S. Stock Index will be considered diversified or non-diversified at any time will depend largely on the make-up of the index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus. Prior to January 21, 2026, Columbia Real Estate was known as VY® CBRE Real Estate Portfolio.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Balanced Income, High Yield, Large Cap Growth, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.  Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income adjusted for the accretion of discounts and amortization of premiums (if appliable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Columbia Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Columbia Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by U.S. Stock Index. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2026, Limited Maturity Bond had a liability position of $326,879 on OTC total return swaps. If a contingent feature would have been triggered as of June 30, 2026, the Portfolio could have been required to pay this amount in cash to its counterparties. There was no cash collateral pledged by the Portfolio as of June 30, 2026.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract,

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2026, Balanced Income had average quarterly contract amounts on forward foreign currency contracts purchased and sold of $47,660 and $5,039,262, respectively. The Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. At June 30, 2026, the Portfolio did not have any open forward foreign currency contracts.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2026, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Balanced Income and Limited Maturity Bond had purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolios. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.

During the period ended June 30, 2026, the following Portfolios had average quarterly notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2026.

	Purchased	Sold
Balanced Income	$1,973,885	$—
Limited Maturity Bond	150,200,982	20,143,021
U.S. Stock Index	57,817,113	—
JPMorgan Small Cap Core Equity	2,605,943	—

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2026.

K.  Securities Lending. Each Portfolio may loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L.   Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section

4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2026, Limited Maturity Bond had written credit default swaptions to generate income. The Portfolio had an average quarterly notional values of $21,314,498 on written credit default swaptions. There were no open written credit default swaptions at June 30, 2026.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

There were no open credit default swaps to buy protection for any Portfolio at June 30, 2026.

During the period ended June 30, 2026, Limited Maturity Bond sold credit protection on credit default swap indices (“CDX”) with an average quarterly notional amount of $34,000,000 to gain exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the table within the Portfolio of Investments for open credit default swaps to sell protection at June 30, 2026.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2026, Limited Maturity Bond has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“long interest rate swap”) in order to increase exposure to interest rate risk. The average quarterly notional amount on long interest rate swaps were $17,300,000.

Limited Maturity Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table within the Portfolio of Investments for open centrally cleared interest rate swaps at June 30, 2026.

At June 30, 2026, Limited Maturity Bond has pledged $1,039,400 in cash collateral for open centrally cleared swaps.

Total Return Swap Agreements. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2026, Limited Maturity Bond had entered into receiver total return swaps with an average quarterly notional amount of $58,000,000. Please refer to the table within the Portfolio of Investments for open receiver total return swaps at June 30, 2026.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

There were no open volatility swap contracts for any Portfolio at June 30, 2026.

Cross-Currency Swaps. Certain Portfolios may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-

exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

There were no open cross-currency swaps for any Portfolio at June 30, 2026.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Balanced Income	$60,453,853	$175,416,895
High Yield	112,214,514	105,853,641
Large Cap Growth	1,831,645,740	2,097,328,146
Limited Maturity Bond	112,158,958	62,756,719
U.S. Stock Index	122,158,175	81,849,561
Columbia Real Estate	92,954,182	153,823,501
JPMorgan Small Cap Core Equity	132,278,419	156,422,617

U.S. government securities not included above were as follows:

	Purchases	Sales
Limited Maturity Bond	$103,009,428	$96,471,857

NOTE 4 — INVESTMENT MANAGEMENT FEES

Balanced Income, Large Cap Growth and Columbia Real Estate have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
Balanced Income	0.55% on all assets
Large Cap Growth	0.65% on the first $4 billion;
0.62% on the next $1.5 billion;
0.60% on the next $3 billion; and
0.59% thereafter
Columbia Real	0.75% on first $250 million;
Estate(1)	0.70% thereafter

(1)Prior to January 21, 2026, the management fee for Columbia Real Estate was 0.85% on the first $200 million of assets; 0.80% on the next $550 million of assets; and 0.75% on the amount in excess of $750 million of assets.

The Investment Adviser is contractually obligated to waive the management fee it receives for advising Balanced Income in an amount equal to any advisory fee that Voya receives as a result of any investment by Balanced Income into an affiliated exchange traded fund. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services, licensing fees and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:

Portfolio	Fee
High Yield	0.490% on the first $1 billion;
0.480% on the next $1 billion;
0.470% on the amount in excess of $2 billion
Limited Maturity	0.330% on the first $200 million;
Bond(1)	0.280% on the next $300 million;
0.230% on the amount in excess of $500 million
U.S. Stock Index	0.260%
JPMorgan Small	0.900% on the first $200 million;
Cap Core Equity	0.850% on the next $300 million;
0.800% on the next $250 million;
0.750% on the amount in excess of $750 million

(1)Prior to May 1, 2026, the Unified Fee for Limited Maturity Bond was based on the following annual rates: 0.35% on the first $200 million; 0.30% on the next $300 million; and 0.25% of the amount in excess of $500 million of the average daily net assets of the Portfolio.

Effective May 1, 2026, the Board approved the expiration of the management fee waiver for High Yield. Prior to May 1, 2026, the Investment Adviser was contractually obligated to waive 0.015% of the Unified Fee for High Yield. Any fees waived or reimbursed were not eligible for recoupment.

The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Balanced Income	Voya Investment Management Co. LLC*
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
U.S. Stock Index	Voya Investment Management Co. LLC*
Columbia Real Estate	Columbia Management Investment Advisers, LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for Large Cap Growth, which pays a distribution fee of 0.25% and a service fee of 0.25%, and U.S. Stock Index, which pays a distribution fee of 0.28% and a service fee of 0.25%.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Large Cap Growth	9.53%
	JPMorgan Small Cap Core Equity	5.62

Voya Institutional Trust Company	Balanced Income	17.42
	High Yield	18.06
	Large Cap Growth	24.93
	U.S. Stock Index	9.21
	Columbia Real Estate	35.35
	JPMorgan Small Cap Core Equity	46.06

Voya Retirement Insurance and Annuity Company	Balanced Income	80.96
	High Yield	45.33
	Large Cap Growth	62.59
	U.S. Stock Index	19.72
	Columbia Real Estate	61.87
	JPMorgan Small Cap Core Equity	43.29
Voya Solution 2035 Portfolio	U.S. Stock Index	5.61
Voya Solution 2045 Portfolio	U.S. Stock Index	6.06

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Balanced Income, Large Cap Growth and Columbia Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Balanced Income	$218,218
Large Cap Growth	3,093,740
Columbia Real Estate	94,798

During the period ended June 30, 2026, Balanced Income incurred $64,000 of shareholder notification costs associated with an Investment Strategy Change. The Investment Adviser reimbursed Balanced Income for these costs.

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Balanced Income	1.17%	0.57%	N/A	0.82%	0.97%
Large Cap Growth	1.17%	0.67%	0.67%	0.92%	1.07%
Columbia Real Estate(1)	1.34%	0.74%	N/A	0.99%	1.14%

(1)	Prior to January 21, 2026, the expense limits for Columbia Real Estate Class ADV, Class I, Class S and Class S2 were 1.35%, 0.75%, 1.00% and 1.15%, respectively.

The Expense Limitation Agreements are contractual through May 1, 2028, for Columbia Real Estate and for Large Cap Growth and Balanced Income through May 1, 2027. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 8, 2026, the Portfolio, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2026 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced Income	4	$3,660,000	4.64%
Large Cap Growth	2	1,794,000	4.64
JPMorgan Small Cap Core Equity	1	2,900,000	4.63

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Balanced Income
Class ADV
6/30/2026	73,293	—	117,489	(491,703)	—	(300,921)	717,773	—	1,100,873	(4,723,704)	—	(2,905,058)
12/31/2025	65,888	—	419,771	(625,948)	—	(140,289)	643,252	—	4,025,150	(6,114,416)	—	(1,446,014)
Class I
6/30/2026	222,378	—	913,118	(10,989,658)	—	(9,854,162)	2,318,549	—	9,103,785	(109,131,115)	—	(97,708,781)
12/31/2025	915,376	—	2,886,846	(3,686,902)	—	115,320	9,469,521	—	29,513,801	(38,370,049)	—	613,273
Class S
6/30/2026	11,635	—	24,038	(896,631)	—	(860,958)	120,450	—	237,255	(8,770,196)	—	(8,412,491)
12/31/2025	380,251	—	1,418,795	(17,208,385)	—	(15,409,339)	3,945,660	—	14,451,647	(174,262,062)	—	(155,864,755)
Class S2
6/30/2026	247	—	—	(247)	—	—	2,586	—	—	(2,593)	—	(7)
12/31/2025	5,866	—	19,803	(283,744)	—	(258,075)	61,399	—	201,530	(2,871,194)	—	(2,608,265)
High Yield
Class ADV
6/30/2026	232,164	—	158,113	(508,291)	—	(118,014)	2,043,754	—	1,389,976	(4,466,516)	—	(1,032,786)
12/31/2025	394,584	—	364,763	(1,153,847)	—	(394,500)	3,459,274	—	3,203,456	(10,093,868)	—	(3,431,138)
Class I
6/30/2026	1,715,606	—	769,717	(2,298,518)	—	186,805	15,110,218	—	6,767,724	(20,214,482)	—	1,663,460
12/31/2025	3,101,028	—	1,676,878	(4,753,550)	—	24,356	27,247,891	—	14,741,568	(41,736,268)	—	253,191

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
High Yield (continued)
Class S
6/30/2026	378,148	—	70,370	(527,032)	—	(78,514)	3,341,415	—	618,608	(4,636,754)	—	(676,731)
12/31/2025	1,501,084	—	172,010	(2,108,827)	—	(435,733)	13,231,540	—	1,510,322	(18,584,745)	—	(3,842,883)
Class S2
6/30/2026	10,745	—	4,634	(16,533)	—	(1,154)	95,143	—	40,786	(144,808)	—	(8,879)
12/31/2025	37,435	—	10,331	(36,898)	—	10,868	327,801	—	90,848	(325,406)	—	93,243
Large Cap Growth
Class ADV
6/30/2026	294,912	—	—	(5,253,826)	—	(4,958,914)	3,946,239	—	—	(72,636,992)	—	(68,690,753)
12/31/2025	1,307,720	22,345,063	4,257,968	(5,755,636)	—	22,155,115	17,819,114	301,037,701	54,714,894	(78,658,135)	—	294,913,574
Class I
6/30/2026	712,574	—	—	(10,258,623)	—	(9,546,049)	13,834,068	—	—	(194,194,331)	—	(180,360,263)
12/31/2025	1,164,579	53,160,619	9,412,500	(11,040,804)	—	52,696,894	20,904,547	971,394,040	163,683,367	(200,657,000)	—	955,324,954
Class R6
6/30/2026	261,043	—	—	(547,952)	—	(286,909)	5,289,126	—	—	(10,443,011)	—	(5,153,885)
12/31/2025	447,212	—	424,556	(676,224)	—	195,544	8,213,778	—	7,400,002	(12,078,039)	—	3,535,741
Class S
6/30/2026	178,191	—	—	(2,170,022)	—	(1,991,831)	3,086,810	—	—	(37,415,444)	—	(34,328,634)
12/31/2025	731,915	3,826,616	2,159,661	(5,817,407)	—	900,785	12,087,127	63,607,636	34,209,029	(98,130,304)	—	11,773,488
Class S2
6/30/2026	72,280	—	—	(406,428)	—	(334,148)	1,203,987	—	—	(6,732,550)	—	(5,528,563)
12/31/2025	274,837	293,812	342,975	(501,664)	—	409,960	4,381,466	4,716,623	5,247,520	(8,019,125)	—	6,326,484
Limited Maturity Bond
Class ADV
6/30/2026	29,626	—	19,739	(49,921)	—	(556)	275,914	—	184,358	(466,840)	—	(6,568)
12/31/2025	133,442	—	42,562	(180,762)	—	(4,758)	1,247,232	—	398,658	(1,689,774)	—	(43,884)
Class I
6/30/2026	7,929,277	—	622,603	(2,533,564)	—	6,018,316	75,451,044	—	5,931,363	(24,176,890)	—	57,205,517
12/31/2025	6,859,183	—	1,163,769	(5,434,361)	—	2,588,591	65,564,319	—	11,125,283	(51,893,111)	—	24,796,491
Class S
6/30/2026	47,412	—	22,401	(140,302)	—	(70,489)	454,332	—	215,058	(1,345,850)	—	(676,460)
12/31/2025	46,995	—	53,508	(4,326,581)	—	(4,226,078)	451,720	—	514,974	(41,392,964)	—	(40,426,270)
U.S. Stock Index
Class ADV
6/30/2026	161,504	—	—	(668,209)	—	(506,705)	3,157,147	—	—	(13,432,213)	—	(10,275,066)
12/31/2025	441,416	—	632,384	(1,111,260)	—	(37,460)	8,406,676	—	11,482,175	(21,095,145)	—	(1,206,294)
Class I
6/30/2026	12,928,294	—	—	(9,600,738)	—	3,327,556	274,316,370	—	—	(211,268,097)	—	63,048,273
12/31/2025	26,805,498	—	22,994,931	(125,274,505)	—	(75,474,076)	544,776,494	—	448,764,232	(2,527,784,073)	—	(1,534,243,347)
Class S
6/30/2026	48,503	—	—	(413,446)	—	(364,943)	1,035,073	—	—	(8,754,173)	—	(7,719,100)
12/31/2025	197,391	—	268,076	(1,079,962)	—	(614,495)	3,904,107	—	5,139,429	(22,084,641)	—	(13,041,105)
Class S2
6/30/2026	330,292	—	—	(841,554)	—	(511,262)	6,829,790	—	—	(17,457,359)	—	(10,627,569)
12/31/2025	528,570	—	1,214,596	(1,977,414)	—	(234,248)	10,229,765	—	22,653,991	(38,567,118)	—	(5,683,362)
Columbia Real Estate
Class ADV
6/30/2026	39,680	—	20,785	(110,458)	—	(49,993)	1,061,561	—	555,572	(3,034,548)	—	(1,417,415)
12/31/2025	65,116	—	32,598	(235,006)	—	(137,292)	1,684,878	—	813,980	(6,051,846)	—	(3,552,988)
Class I
6/30/2026	18,534	—	1,862	(6,400)	—	13,996	595,603	—	53,935	(194,067)	—	455,471
12/31/2025	4,307	—	2,568	(12,424)	—	(5,549)	121,416	—	69,527	(347,522)	—	(156,579)
Class S
6/30/2026	31,916	—	72,493	(2,058,403)	—	(1,953,994)	932,350	—	2,108,826	(58,318,884)	—	(55,277,708)
12/31/2025	106,910	—	110,000	(771,661)	—	(554,751)	2,983,647	—	2,987,613	(21,665,079)	—	(15,693,819)
Class S2
6/30/2026	3,871	—	3,509	(174,829)	—	(167,449)	113,175	—	101,490	(4,918,138)	—	(4,703,473)
12/31/2025	13,642	—	5,521	(32,221)	—	(13,058)	377,927	—	149,023	(898,052)	—	(371,102)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2026	189,674	—	—	(707,580)	—	(517,906)	2,449,086	—	—	(9,513,441)	—	(7,064,355)
12/31/2025	321,260	—	1,198,899	(1,278,807)	—	241,352	4,212,426	—	14,302,859	(16,737,758)	—	1,777,527
30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
JPMorgan Small Cap Core Equity (continued)
Class I
6/30/2026	158,190	—	—	(656,509)	—	(498,319)	2,552,591	—	—	(10,382,544)	—	(7,829,953)
12/31/2025	384,603	—	1,003,071	(7,300,681)	—	(5,913,007)	5,821,293	—	14,063,060	(120,376,450)	—	(100,492,097)
Class R6
6/30/2026	54,879	—	—	(417,923)	—	(363,044)	871,496	—	—	(6,544,815)	—	(5,673,319)
12/31/2025	172,885	—	254,070	(464,384)	—	(37,429)	2,624,907	—	3,556,975	(7,100,454)	—	(918,572)
Class S
6/30/2026	115,237	—	—	(442,285)	—	(327,048)	1,760,625	—	—	(6,829,987)	—	(5,069,362)
12/31/2025	176,339	—	696,094	(1,274,103)	—	(401,670)	2,592,011	—	9,445,991	(18,643,333)	—	(6,605,331)
Class S2
6/30/2026	3,933	—	—	(8,554)	—	(4,621)	58,116	—	—	(126,487)	—	(68,371)
12/31/2025	11,209	—	18,028	(32,422)	—	(3,185)	166,690	—	238,869	(454,768)	—	(49,209)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

Balanced Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Financial Markets	$45,363	$(45,363)	$—
Citigroup Global Markets Limited	201,293	(201,293)	—
Goldman Sachs International	3,647	(3,647)	—
JP Morgan Securities Plc.	68,667	(68,667)	—
Morgan Stanley & Co. International PLC	60,472	(60,472)	—
Morgan Stanley & Co. LLC	81,423	(81,423)	—

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Capital Markets, LLC	$39,739	$(39,739)	$—
Scotia Capital (USA) INC	247,573	(247,573)	—
State Street Bank and Trust Company	201,281	(201,281)	—
TD Securities (USA) Inc.	40	(40)	—
Total	$949,498	$(949,498)	$—

(1)	Cash collateral with a fair value of $1,052,029 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$145,312	$(145,312)	$—
BNP Paribas Prime Brokerage Intl Ltd	388,107	(388,107)	—
BofA Securities Inc	156,219	(156,219)	—
Daiwa Capital Markets America Inc.	105,457	(105,457)	—
Goldman, Sachs & Co. LLC	895,771	(895,771)	—
J.P. Morgan Securities LLC	262,181	(262,181)	—
Morgan Stanley & Co. LLC	789,562	(789,562)	—
MUFG Securities Americas Inc.	25,387	(25,387)	—
National Bank Financial Inc	343,913	(343,913)	—
Truist Securities INC	313,905	(313,905)	—
US Bancorp Investments	130,434	(130,434)	—
Wells Fargo Securities LLC	193,528	(193,528)	—
Total	$3,749,776	$(3,749,776)	$—

(1)	Cash collateral with a fair value of $3,838,206 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$275,036	$(275,036)	$—
HSBC Bank PLC	619,625	(619,625)	—

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Janney Montgomery Scott LLC	$2,023,831	$(2,023,831)	$—
RBC Capital Markets, LLC	1,964,779	(1,964,779)	—
Total	$4,883,271	$(4,883,271)	$—

(1)	Cash collateral with a fair value of $5,023,282 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$260,728	$(260,728)	$—
BMO Capital Markets Corp	224,917	(224,917)	—
BNP Paribas Prime Brokerage Intl Ltd	618,810	(618,810)	—
BofA Securities Inc	719,915	(719,915)	—
Citadel Clearing LLC	124,823	(124,823)	—
Citadel Securities LLC	1,002,408	(1,002,408)	—
Citigroup Global Markets Inc.	29,642	(29,642)	—
Deutsche Bank Securities Inc.	230,519	(230,519)	—
HSBC Bank PLC	1,023,795	(1,023,795)	—
Janney Montgomery Scott LLC	1,105,142	(1,105,142)	—
Jefferies LLC	158,958	(158,958)	—
Morgan Stanley & Co. LLC	189,789	(189,789)	—
National Financial Services LLC	326,667	(326,667)	—
Natixis Securities America LLC	780,482	(780,482)	—
Nomura Securities International, Inc.	108,990	(108,990)	—
Raymond James & Associates, Inc.	745,757	(745,757)	—
RBC Capital Markets, LLC	207,761	(207,761)	—
Scotia Capital (USA) INC	621,188	(621,188)	—
TD Securities (USA) Inc.	113,592	(113,592)	—
UBS AG	1,000,427	(1,000,427)	—
Wells Fargo Bank NA	76,875	(76,875)	—
Wells Fargo Securities LLC	366,614	(366,614)	—
Total	$10,037,799	$(10,037,799)	$—

(1)	Cash collateral with a fair value of $10,348,584 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), in-kind sales, net operating losses, paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
Balanced Income	$30,901,296	$17,290,832	$—	$7,055,367	$—
High Yield	19,125,203	—	420,991	25,547,131	—
Large Cap Growth	—	265,254,813	—	—	—
Limited Maturity Bond	12,162,895	—	—	15,435,969	—
U.S. Stock Index	42,405,000	445,634,827	—	53,035,579	343,282,818
Columbia Real Estate	4,020,143	—	—	4,348,436	—
JPMorgan Small Cap Core Equity	8,761,467	32,846,287	—	1,537,287	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Balanced Income	$6,006,534	$4,335,075	$39,919,175	$—	—	$50,260,784
High Yield	—	—	3,345,084	(287,175)	Short-term	(79,295,402)
				(82,353,311)	Long-term

				$(82,640,486)
Large Cap Growth	—	388,663,311	1,026,692,970	—	—	1,415,356,281
Limited Maturity Bond	217,143	—	1,879,933	(2,854,057)	Short-term	(22,535,399)
				(21,778,418)	Long-term

				$(24,632,475)
U.S. Stock Index	11,115,883	1,163,738,452	1,128,496,358	—	—	2,303,350,693
Columbia Real Estate	2,818,985	—	3,656,017	(5,213,710)	Short-term	(1,177,878)
				(2,439,170)	Long-term

				$(7,652,880)
JPMorgan Small Cap Core Equity	4,729,088	39,936,118	11,159,669	—	—	55,824,875

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 13 — REORGANIZATIONS

On November 21, 2025, Large Cap Growth (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of VY® T. Rowe Price Growth Equity Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 13 — REORGANIZATIONS (continued)

Assuming the acquisition had been completed on January 1, 2025, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2025, are as follows (Unaudited):

Net investment loss	$(12,364,689)
Net realized and unrealized gain on investments	528,938,569
Net increase in net assets resulting from operations	$516,573,880

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since November 21, 2025. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$1,340,756	$2,326,885	$—	$305,295	3.4085

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $3,667,640,581.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2026, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
High Yield
Class ADV	$0.0385	$-	$-	July 31, 2026	Daily
Class I	$0.0430	$-	$-	July 31, 2026	Daily
Class S	$0.0411	$-	$-	July 31, 2026	Daily
Class S2	$0.0401	$-	$-	July 31, 2026	Daily
Large Cap Growth
Class ADV	$-	$-	$2.0120	July 15, 2026	July 14, 2026
Class I	$-	$-	$2.0120	July 15, 2026	July 14, 2026
Class R6	$-	$-	$2.0120	July 15, 2026	July 14, 2026
Class S	$-	$-	$2.0120	July 15, 2026	July 14, 2026
Class S2	$-	$-	$2.0120	July 15, 2026	July 14, 2026
Limited Maturity Bond
Class ADV	$0.0293	$-	$-	July 31, 2026	Daily
Class I	$0.0347	$-	$-	July 31, 2026	Daily
Class S	$0.0330	$-	$-	July 31, 2026	Daily
U.S. Stock Index
Class ADV	$0.0049	$0.0816	$9.0516	July 15, 2026	July 14, 2026
Class I	$0.0049	$0.0816	$9.0516	July 15, 2026	July 14, 2026
Class S	$0.0049	$0.0816	$9.0516	July 15, 2026	July 14, 2026
Class S2	$0.0049	$0.0816	$9.0516	July 15, 2026	July 14, 2026
JPMorgan Small Cap Core Equity
Class ADV	$-	$0.2148	$2.0882	July 15, 2026	July 14, 2026
Class I	$0.0655	$0.2148	$2.0882	July 15, 2026	July 14, 2026
Class R6	$0.0655	$0.2148	$2.0882	July 15, 2026	July 14, 2026
Class S	$0.0269	$0.2148	$2.0882	July 15, 2026	July 14, 2026
Class S2	$0.0081	$0.2148	$2.0882	July 15, 2026	July 14, 2026

Fund Conversion: The Board approved changes to the structure of Balanced Income (the “Conversion”). Following the Conversion on July 24, 2026, Balanced Income is now offered directly to the public, the eligibility to invest in Balanced Income was revised, the Portfolio’s name changed to “Voya Balanced Income Fund”, and Class ADV, Class S, and Class S2 were renamed to Class R, Class R3, and Class A, respectively. In conjunction with the Conversion, the distribution fee for Class A shares and Class R shares were lowered with corresponding expense limit changes.

Reorganization: On close of business July 24, 2026, VY® CBRE Global Real Estate Portfolio, which is not included in this report, merged with and into Columbia Real Estate.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

36

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 35.9%
	Communication Services: 3.3%
14,672	Alphabet, Inc. - Class A	$5,243,333	2.0
3,012	Comcast Corp. - Class A	73,945	0.0
2,546	Deutsche Telekom AG, Reg	69,415	0.0
239	Electronic Arts, Inc.	49,005	0.0
771	Fox Corp. - Class A	40,215	0.0
6,000	HKT Trust & HKT Ltd. - Stapled Security	8,926	0.0
8,500	KDDI Corp.	142,780	0.1
22,777	Koninklijke KPN NV	112,490	0.1
1,523 (1)	Live Nation Entertainment, Inc.	278,876	0.1
1,376	Meta Platforms, Inc. - Class A	775,087	0.3
3,237	New York Times Co. - Class A	226,525	0.1
136,200	Nippon Telegraph & Telephone Corp.	121,154	0.1
653 (2)	Scout24 SE	54,039	0.0
61,700	SoftBank Corp.	78,786	0.0
1,100 (1)	Spotify Technology SA	505,043	0.2
27	Swisscom AG, Reg	20,826	0.0
6,428	Telenor ASA	92,084	0.0
24,724	Telstra Group Ltd.	86,704	0.0
1,730	T-Mobile US, Inc.	290,173	0.1
9,309	Verizon Communications, Inc.	394,143	0.2
38,100	Z Holdings Corp.	101,405	0.0
		8,764,954	3.3

	Consumer Discretionary: 2.0%
31,229	ADT, Inc.	202,989	0.1
2,233 (1)	Amazon.com, Inc.	532,213	0.2
445	Aristocrat Leisure Ltd.	18,858	0.0
700	Avolta AG, Reg	46,765	0.0
1,164	Booking Holdings, Inc.	207,471	0.1
165	BorgWarner, Inc.	10,956	0.0
5,700 (3)	Bridgestone Corp.	120,188	0.1
7,000	Denso Corp.	80,598	0.0
1,605 (1)	DoorDash, Inc. - Class A	296,171	0.1
59 (1)(2)	Evolution AB	4,050	0.0
69	Expedia Group, Inc.	17,656	0.0
1,828	Gap, Inc.	34,147	0.0
3,700	General Motors Co.	285,196	0.1
11	Hermes International	20,116	0.0
3,294	Las Vegas Sands Corp.	152,150	0.1
2,003	Mercedes-Benz Group AG	100,748	0.0
5,750	Pearson PLC	91,376	0.0
1,064	Ross Stores, Inc.	226,472	0.1
965	Royal Caribbean Cruises Ltd.	306,416	0.1
300	Sony Group Corp.	6,037	0.0
2,974	Starbucks Corp.	303,913	0.1
2,117	Tapestry, Inc.	309,886	0.1
1,719 (1)	Tesla, Inc.	723,011	0.3
4,687	TJX Cos., Inc.	710,081	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,780	Williams-Sonoma, Inc.	$414,918	0.2
		5,222,382	2.0

	Consumer Staples: 2.2%
4,797	Altria Group, Inc.	345,144	0.1
1,200	Asahi Group Holdings Ltd.	11,408	0.0
3,786	British American Tobacco PLC	234,290	0.1
4,814	Carrefour SA	89,371	0.0
11,907	Coca-Cola Co.	967,682	0.4
2,981	Colgate-Palmolive Co.	273,298	0.1
61	Costco Wholesale Corp.	57,064	0.0
1,383	Danone SA	113,044	0.0
2,922 (1)	Dollar Tree, Inc.	353,416	0.1
916	Heineken Holding NV	69,753	0.0
1,084	Hershey Co.	190,188	0.1
3,406	Imperial Brands PLC	125,882	0.1
4,000	Japan Tobacco, Inc.	147,598	0.1
5,400 (3)	Kao Corp.	107,021	0.0
6,613	Keurig Dr Pepper, Inc.	216,443	0.1
5,900 (3)	Kirin Holdings Co. Ltd.	101,752	0.0
3,253	Koninklijke Ahold Delhaize NV	130,908	0.1
1,410	Lancaster Colony Corp.	160,966	0.1
737	Nestle SA	75,591	0.0
6,587	Orkla ASA	69,253	0.0
2,902	PepsiCo, Inc.	392,931	0.2
3,092	Philip Morris International, Inc.	559,374	0.2
2,666	Procter & Gamble Co.	390,942	0.2
2,036	Reckitt Benckiser Group PLC	132,612	0.1
1,108	Smithfield Foods, Inc.	26,880	0.0
3,500	Suntory Beverage & Food Ltd.	97,532	0.0
950	Sysco Corp.	79,401	0.0
372	Tesco PLC	2,268	0.0
2,289	Tyson Foods, Inc. - Class A	131,045	0.1
88,500 (2)	WH Group Ltd.	93,838	0.0
		5,746,895	2.2

	Energy: 1.5%
1,073	Aker BP ASA	32,737	0.0
35,748	BP PLC	220,342	0.1
3,326	Chevron Corp.	551,318	0.2
150	Chord Energy Corp.	17,145	0.0
6,398	Devon Energy Corp.	264,365	0.1
8,800	ENEOS Holdings, Inc.	65,141	0.0
4,658	Eni SpA	109,284	0.1
2,307	EOG Resources, Inc.	299,287	0.1
3,416	Equinor ASA	107,718	0.1
3,191	Exxon Mobil Corp.	436,274	0.2
9,300	Kinder Morgan, Inc.	297,321	0.1
1,161	ONEOK, Inc.	100,937	0.0
1,683	Phillips 66	284,511	0.1
6,661	Santos Ltd.	33,044	0.0

See Accompanying Notes to Financial Statements

37

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
3,832	Schlumberger NV	$178,150	0.1
8,813	Shell PLC	342,430	0.1
1,545	TotalEnergies SE	119,468	0.1
1,126	Valero Energy Corp.	293,255	0.1
18,249	Var Energi ASA	75,613	0.0
		3,828,340	1.5

	Financials: 5.7%
3,126	ABN AMRO Bank NV	132,954	0.1
1,560	Admiral Group PLC	73,677	0.0
478	Ageas SA	38,245	0.0
11,646	AIB Group PLC	136,869	0.1
756	Allianz SE	357,850	0.1
1,279	Allstate Corp.	304,325	0.1
414	Ameriprise Financial, Inc.	189,927	0.1
7,874	ANZ Group Holdings Ltd.	192,160	0.1
631	Aon PLC - Class A	209,296	0.1
1,446	ASR Nederland NV	109,203	0.0
951	Assurant, Inc.	255,372	0.1
13,943	Aviva PLC	120,214	0.1
3,339	AXA SA	167,315	0.1
2,063	Axis Capital Holdings Ltd.	221,649	0.1
3,590	Bank Hapoalim BM	82,805	0.0
3,864	Bank Leumi Le-Israel BM	86,471	0.0
5,927	Bank of Ireland Group PLC	118,083	0.0
1,845	Bank of New York Mellon Corp.	266,805	0.1
11	Banque Cantonale Vaudoise	1,610	0.0
5,323	Barclays PLC	35,670	0.0
1,698	BNP Paribas SA	198,314	0.1
21,500	BOC Hong Kong Holdings Ltd.	116,671	0.0
11,724	CaixaBank SA	166,107	0.1
955	Cboe Global Markets, Inc.	231,750	0.1
3,912	Charles Schwab Corp.	360,960	0.1
319	Chubb Ltd.	108,696	0.0
2,201	Citigroup, Inc.	308,052	0.1
1,384	CME Group, Inc.	305,629	0.1
10,800	Concordia Financial Group Ltd.	116,310	0.0
5,811 (3)	Credit Agricole SA	116,877	0.0
2,640	Danske Bank A/S	141,511	0.1
1,190	DBS Group Holdings Ltd.	60,255	0.0
3,977	DNB Bank ASA	118,404	0.0
456 (2)	Euronext NV	72,937	0.0
2,947	FinecoBank Banca Fineco SpA	74,099	0.0
1,681	First American Financial Corp.	115,300	0.0
1,671	Gjensidige Forsikring ASA	45,232	0.0
1,299	Globe Life, Inc.	232,105	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
312	Hannover Rueck SE	$86,404	0.0
1,205	Hanover Insurance Group, Inc.	258,015	0.1
1,987	Hartford Financial Services Group, Inc.	263,317	0.1
8,597	HSBC Holdings PLC	162,564	0.1
7,095	ING Groep NV	223,870	0.1
19,061	Insurance Australia Group Ltd.	106,607	0.0
33,647	Intesa Sanpaolo SpA	231,265	0.1
619	Jack Henry & Associates, Inc.	85,261	0.0
5,500	Japan Exchange Group, Inc.	69,608	0.0
560	JPMorgan Chase & Co.	183,305	0.1
859	KBC Group NV	117,323	0.0
10,603	KeyCorp	244,399	0.1
1,508	Lloyds Banking Group PLC	2,207	0.0
2,159	Loews Corp.	244,420	0.1
4,914	M&G PLC	21,923	0.0
1,492	Marsh & McLennan Cos., Inc.	248,672	0.1
436	Mastercard, Inc. - Class A	223,930	0.1
29,133	Medibank Pvt Ltd.	100,094	0.0
3,533	MetLife, Inc.	298,927	0.1
2,500	MS&AD Insurance Group Holdings, Inc.	64,800	0.0
189	MSCI, Inc.	105,848	0.0
117	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	65,340	0.0
142 (3)	National Australia Bank Ltd.	3,729	0.0
15,875	NatWest Group PLC	140,081	0.1
1,470	NN Group NV	128,873	0.1
8,833	Nordea Bank Abp - EUR	167,622	0.1
1,294	Northern Trust Corp.	224,949	0.1
1,800	ORIX Corp.	68,565	0.0
10,000	Oversea-Chinese Banking Corp. Ltd.	191,907	0.1
3,299	PayPal Holdings, Inc.	142,451	0.1
1,586	Popular, Inc.	260,389	0.1
752	Primerica, Inc.	213,718	0.1
7,493	QBE Insurance Group Ltd.	130,341	0.1
459	Raymond James Financial, Inc.	69,782	0.0
13,218 (1)	Rocket Cos., Inc. - Class A	208,183	0.1
11,556	Sampo Oyj - Class A	121,360	0.1
107	Standard Chartered PLC	2,894	0.0
3,300	Sumitomo Mitsui Financial Group, Inc.	129,357	0.1

See Accompanying Notes to Financial Statements

38

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,570	Swedbank AB - Class A	$133,360	0.1
462	Swiss Re AG	73,435	0.0
2,023	Synchrony Financial	153,849	0.1
141	Talanx AG	17,834	0.0
2,012	Tradeweb Markets, Inc. - Class A	200,516	0.1
5,935	Truist Financial Corp.	295,682	0.1
2,705	Tryg A/S	61,574	0.0
1,349	UniCredit SpA	120,895	0.1
4,800	United Overseas Bank Ltd.	147,815	0.1
2,715	Unum Group	242,721	0.1
5,146	US Bancorp	310,818	0.1
4,443	Visa, Inc. - Class A	1,524,349	0.6
138	Westpac Banking Corp.	3,362	0.0
152	Zurich Insurance Group AG	112,424	0.0
		15,000,643	5.7

	Health Care: 3.5%
2,663	AbbVie, Inc.	670,117	0.3
8,800	Astellas Pharma, Inc.	117,715	0.1
1,189	AstraZeneca PLC	225,458	0.1
434	AstraZeneca PLC	81,030	0.0
6,041	Bristol-Myers Squibb Co.	348,082	0.1
1,136	Cardinal Health, Inc.	269,868	0.1
1,045	Cigna Group	288,086	0.1
3,190	CVS Health Corp.	330,006	0.1
3,500	Daiichi Sankyo Co. Ltd.	56,281	0.0
1,210	Danaher Corp.	230,481	0.1
1,500	Eisai Co. Ltd.	37,812	0.0
776	Elevance Health, Inc.	300,103	0.1
920	Eli Lilly & Co.	1,103,476	0.4
3,160	Fisher & Paykel Healthcare Corp. Ltd.	70,198	0.0
2,164	Fresenius SE & Co. KGaA	98,865	0.1
155	Galderma Group AG	35,254	0.0
2,542	Gilead Sciences, Inc.	321,156	0.1
3,017	GSK PLC	79,205	0.0
200	Hoya Corp.	32,260	0.0
764 (1)	Intuitive Surgical, Inc.	303,828	0.1
3,523	Johnson & Johnson	894,736	0.4
293	McKesson Corp.	221,391	0.1
3,889	Medtronic PLC	304,236	0.1
4,704	Merck & Co., Inc.	604,464	0.2
603	Novartis AG, Reg	94,244	0.0
15,174	Pfizer, Inc.	365,390	0.2
359	Regeneron Pharmaceuticals, Inc.	223,851	0.1
102	Roche Holding AG	41,931	0.0
1,293	Royalty Pharma PLC - Class A	72,499	0.0
954	Sandoz Group AG	86,198	0.0
1,273	Sanofi	108,846	0.1
1,564	Smith & Nephew PLC	22,603	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,858	Sonic Healthcare Ltd.	$55,519	0.0
3,900	Takeda Pharmaceutical Co. Ltd.	124,311	0.1
844 (1)	Vertex Pharmaceuticals, Inc.	419,240	0.2
9,838	Viatris, Inc.	156,227	0.1
895 (1)	Waters Corp.	335,661	0.1
		9,130,628	3.5

	Industrials: 3.6%
817	ABB Ltd., Reg	88,873	0.0
323	Acuity Brands, Inc.	121,661	0.1
3,044 (2)	Aena SME SA	92,758	0.0
400 (3)	AGC, Inc.	17,284	0.0
1,169	AMETEK, Inc.	282,828	0.1
2,500 (3)	ANA Holdings, Inc.	45,768	0.0
3,293	BAE Systems PLC	80,701	0.0
1,507	Brambles Ltd.	20,348	0.0
1,704	Broadridge Financial Solutions, Inc.	233,363	0.1
2,869	Bureau Veritas SA	87,874	0.0
4,500	Central Japan Railway Co.	96,053	0.0
1,264	Cintas Corp.	214,981	0.1
392	Comfort Systems USA, Inc.	776,924	0.3
3,387	Computershare Ltd.	89,698	0.0
6,175	CSX Corp.	293,498	0.1
718	Cummins, Inc.	512,085	0.2
347	Delta Air Lines, Inc.	32,500	0.0
3,700	East Japan Railway Co.	77,323	0.0
499	Eaton Corp. PLC	212,634	0.1
1,983	Emerson Electric Co.	283,866	0.1
3,133	Fortive Corp.	191,395	0.1
172	General Dynamics Corp.	60,929	0.0
5,485	Genpact Ltd.	150,838	0.1
2,921	Getlink SE	62,090	0.0
273	Graco, Inc.	20,642	0.0
1,191	HEICO Corp.	424,222	0.2
145	Honeywell International, Inc.	32,466	0.0
1,638	Howmet Aerospace, Inc.	440,393	0.2
1,565	Ingersoll Rand, Inc.	128,314	0.1
1,287	Intertek Group PLC	99,071	0.0
116	Kongsberg Gruppen ASA	3,496	0.0
672	L3Harris Technologies, Inc.	195,276	0.1
1,412	Leidos Holdings, Inc.	145,394	0.1
2,000	Makita Corp.	71,922	0.0
366	MSA Safety, Inc.	63,896	0.0
1,500	Nippon Yusen KK	48,517	0.0
4,200	Obayashi Corp.	84,876	0.0
295	Parker-Hannifin Corp.	288,545	0.1
51	Paycom Software, Inc.	6,410	0.0
92	Regal Rexnord Corp.	21,913	0.0

See Accompanying Notes to Financial Statements

39

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
478	Rockwell Automation, Inc.	$236,648	0.1
3,079	Rollins, Inc.	128,517	0.1
5,762	Rolls-Royce Holdings PLC	110,456	0.1
236	Safran SA	93,003	0.0
565 (1)	Saia, Inc.	237,955	0.1
280	Schindler Holding AG	92,819	0.0
2,900	Secom Co. Ltd.	115,206	0.1
880	SGS SA	102,047	0.1
2,480	Smiths Group PLC	84,245	0.0
3,644	SS&C Technologies Holdings, Inc.	226,110	0.1
2,000	Sumitomo Corp.	19,223	0.0
71	Thales SA	18,247	0.0
515	Trane Technologies PLC	252,947	0.1
8,853	Transurban Group	88,025	0.0
2,499 (3)	UL Solutions, Inc. - Class A	254,548	0.1
1,501	Union Pacific Corp.	408,272	0.2
2,694	Veralto Corp.	238,904	0.1
1,859	Vertiv Holdings Co. - Class A	622,430	0.2
3,200	West Japan Railway Co.	53,596	0.0
		9,584,823	3.6

	Information Technology: 11.1%
2,365	Accenture PLC - Class A	294,301	0.1
2,929 (1)	Advanced Micro Devices, Inc.	1,701,485	0.7
10,157	Apple, Inc.	2,939,030	1.1
347	Applied Materials, Inc.	250,881	0.1
724 (1)	AppLovin Corp. - Class A	373,026	0.1
2,607	Avnet, Inc.	231,554	0.1
5,658	Broadcom, Inc.	2,137,309	0.8
1,001 (1)	Cadence Design Systems, Inc.	375,695	0.1
4,562	Cisco Systems, Inc.	535,853	0.2
1,710 (1)	Cloudflare, Inc. - Class A	419,429	0.2
3,904	Cognizant Technology Solutions Corp. - Class A	151,202	0.1
1,237 (1)	Coherent Corp.	487,959	0.2
1,357 (1)	Crowdstrike Holdings, Inc. - Class A	1,035,581	0.4
3,636	Dolby Laboratories, Inc. - Class A	191,181	0.1
1,661	Entegris, Inc.	298,747	0.1
4,757	GLOBALFOUNDRIES, Inc.	392,024	0.2
6,440	Hewlett Packard Enterprise Co.	290,508	0.1
1,595 (1)	Intel Corp.	222,710	0.1
1,017	Intuit, Inc.	265,437	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,290 (1)	Keysight Technologies, Inc.	$451,590	0.2
874	KLA Corp.	263,695	0.1
3,106	Lam Research Corp.	1,345,923	0.5
2,032 (1)	Lattice Semiconductor Corp.	310,815	0.1
376	Marvell Technology, Inc.	112,007	0.0
1,814	Micron Technology, Inc.	2,093,882	0.8
7,175	Microsoft Corp.	2,676,418	1.0
329	Monolithic Power Systems, Inc.	454,796	0.2
1,567	NetApp, Inc.	242,509	0.1
25,135	Nokia Oyj, ADR	333,793	0.1
1,700	Nomura Research Institute Ltd.	47,692	0.0
23,017	NVIDIA Corp.	4,605,472	1.7
3,600	Obic Co. Ltd.	84,545	0.0
1,318 (1)	Onto Innovation, Inc.	498,797	0.2
5,000 (3)	Otsuka Corp.	85,602	0.0
4,685 (1)	Palantir Technologies, Inc. - Class A	546,599	0.2
5,246	Pegasystems, Inc.	157,223	0.1
2,316	Qualcomm, Inc.	427,974	0.2
5,919	RingCentral, Inc. - Class A	230,723	0.1
2,652	Sage Group PLC	28,772	0.0
2,253	Salesforce, Inc.	352,955	0.1
365 (1)	Sandisk Corp.	829,911	0.3
396	SAP SE	61,042	0.0
434 (1)	SiTime Corp.	323,573	0.1
753	VeriSign, Inc.	189,425	0.1
		29,349,645	11.1

	Materials: 0.9%
778	Air Liquide SA	154,064	0.1
276	AptarGroup, Inc.	34,555	0.0
9,500	Asahi Kasei Corp.	105,660	0.1
1,438	BHP Group Ltd. - Class DI	59,926	0.0
748	DuPont de Nemours, Inc.	101,459	0.1
2,142	Ecolab, Inc.	596,783	0.2
5,401	Element Solutions, Inc.	257,898	0.1
103 (3)	EMS-Chemie Holding AG	88,291	0.0
27	Givaudan SA, Reg	114,203	0.1
7,200 (3)	JFE Holdings, Inc.	69,512	0.0
929	Linde PLC	482,095	0.2
14,100	Mitsubishi Chemical Group Corp.	98,939	0.0
49	NewMarket Corp.	38,771	0.0
5,000	Nitto Denko Corp.	98,369	0.0
1,900	Shin-Etsu Chemical Co. Ltd.	82,820	0.0
		2,383,345	0.9

See Accompanying Notes to Financial Statements

40

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 0.9%
182	American Healthcare REIT, Inc.	$9,491	0.0
7,533	Brixmor Property Group, Inc.	237,515	0.1
3,658	COPT Defense Properties	133,115	0.1
4,700	Daito Trust Construction Co. Ltd.	89,785	0.0
4,000	Daiwa House Industry Co. Ltd.	108,387	0.0
1,098	Digital Realty Trust, Inc.	197,179	0.1
5,525	Host Hotels & Resorts, Inc.	130,998	0.1
1,114	Klepierre SA	46,558	0.0
689	Lamar Advertising Co. - Class A	107,470	0.0
1,800	Mitsui Fudosan Co. Ltd.	16,683	0.0
2,585	Prologis, Inc.	350,190	0.1
3,114	Regency Centers Corp.	248,310	0.1
10,456	Sabra Health Care REIT, Inc.	203,997	0.1
40,711	Scentre Group	108,519	0.0
958	Simon Property Group, Inc.	214,257	0.1
450 (3)	Ventas, Inc.	39,960	0.0
1,088	Welltower, Inc.	246,943	0.1
		2,489,357	0.9

	Utilities: 1.2%
1,839	American Electric Power Co., Inc.	251,594	0.1
12,567	Centrica PLC	28,480	0.0
6,102	Contact Energy Ltd.	32,314	0.0
2,676	Duke Energy Corp.	338,728	0.1
3,769	Edison International	280,602	0.1
20,190	Enel SpA	231,586	0.1
5,761	Engie SA	181,324	0.1
2,904	Eversource Energy	209,872	0.1
5,653	Exelon Corp.	263,543	0.1
8,595	Iberdrola SA	213,925	0.1
469	National Grid PLC	7,736	0.0
1,512	Naturgy Energy Group SA	47,392	0.0
3,761	NiSource, Inc.	178,836	0.1
10,274	PG&E Corp.	172,809	0.1
3,894	Portland General Electric Co.	201,826	0.1
14,000 (3)	Power Assets Holdings Ltd.	102,015	0.0
10,019	Snam SpA	72,328	0.0
9,481	Terna - Rete Elettrica Nazionale	110,710	0.0
1,199	UGI Corp.	41,413	0.0
4,896	United Utilities Group PLC	84,956	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
1,488	Vistra Corp.	$236,041	0.1
		3,288,030	1.2
	Total Common Stock (Cost $66,613,831)	94,789,042	35.9

EXCHANGE-TRADED FUNDS: 60.6%
150,715	iShares Core S&P Mid-Cap ETF	11,621,634	4.4
3,677	iShares MSCI EAFE Value ETF	281,474	0.1
3,253	iShares Russell 1000 Growth ETF	403,925	0.2
1,798	iShares Russell 1000 Value ETF	435,889	0.2
1,487,366 (4)	Voya Core Bond ETF	73,701,365	27.9
1,485,138 (4)	Voya Multi-Sector Income ETF	73,483,292	27.8
	Total Exchange-Traded Funds (Cost $158,863,200)	159,927,579	60.6

MUTUAL FUNDS: 2.1%
	Affiliated Investment Companies: 2.1%
314,046	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,546,048	2.1

	Total Mutual Funds (Cost $4,082,546)	5,546,048	2.1
PREFERRED STOCK: 0.0%
	Consumer Staples: 0.0%
680	Henkel AG & Co. KGaA	57,187	0.0

	Total Preferred Stock (Cost $44,565)	57,187	0.0

	Total Long-Term Investments (Cost $229,604,142)	260,319,856	98.6

See Accompanying Notes to Financial Statements

41

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.4%
52,029 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $52,034, collateralized by various U.S. Government Securities, 2.125%- 4.125%, Market Value plus accrued interest $53,070, due 06/30/27-01/15/35)	$52,029	0.0
1,000,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $1,000,103, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,017,654, due 01/15/28-02/15/56)	1,000,000	0.4
	Total Repurchase Agreements (Cost $1,052,029)	1,052,029	0.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
595,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560%	595,000	0.2

	Total Short-Term Investments (Cost $1,647,029)	1,647,029	0.6

	Total Investments in Securities (Cost $231,251,171)	$261,966,885	99.2

	Assets in Excess of Other Liabilities	2,159,292	0.8
	Net Assets	$264,126,177	100.0

ADR	American Depositary Receipt
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Investment in affiliate.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

42

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,968,429	$796,525	$—	$8,764,954
Consumer Discretionary	4,733,646	488,736	—	5,222,382
Consumer Staples	4,275,682	1,471,213	—	5,746,895
Energy	2,722,563	1,105,777	—	3,828,340
Financials	9,113,367	5,887,276	—	15,000,643
Health Care	7,988,356	1,142,272	—	9,130,628
Industrials	7,744,800	1,840,023	—	9,584,823
Information Technology	29,041,992	307,653	—	29,349,645
Materials	1,511,561	871,784	—	2,383,345
Real Estate	2,119,425	369,932	—	2,489,357
Utilities	2,203,744	1,084,286	—	3,288,030
Total Common Stock	79,423,565	15,365,477	—	94,789,042
Exchange-Traded Funds	159,927,579	—	—	159,927,579
Mutual Funds	5,546,048	—	—	5,546,048
Preferred Stock	—	57,187	—	57,187
Short-Term Investments	595,000	1,052,029	—	1,647,029
Total Investments, at fair value	$245,492,192	$16,474,693	$—	$261,966,885
Liabilities Table
Other Financial Instruments+
Futures	$(17,890)	$—	$—	$(17,890)
Total Liabilities	$(17,890)	$—	$—	$(17,890)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Core Bond ETF	$108,999,346	$1,695,801	$(36,349,200)	$(644,582)	$73,701,365	$1,580,144	$(297,221)	$—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,921,810	2,972,148	(2,840,174)	1,492,264	5,546,048	—	(71,047)	—
Voya Multi-Sector Income ETF	106,856,834	1,195,083	(33,951,050)	(617,575)	73,483,292	1,723,158	(612,557)	—
	$219,777,990	$5,863,032	$(73,140,424)	$230,107	$152,730,705	$3,303,302	$(980,825)	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

43

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
MSCI Emerging Markets Index	21	09/18/26	$1,845,165	$(17,890)
			$1,845,165	$(17,890)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$17,890
Total Liability Derivatives		$17,890

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$104,845	$—	$104,845
Equity contracts	—	515,376	—	—	515,376
Foreign exchange contracts	(668,826)	—	51,174	—	(617,652)
Interest rate contracts	—	—	(22)	(13)	(35)
Total	$(668,826)	$515,376	$155,997	$(13)	$2,534

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(92,069)	$(92,069)
Foreign exchange contracts	680,154	—	680,154
Total	$680,154	$(92,069)	$588,085

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $232,004,651.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$33,774,275
Gross Unrealized Depreciation	(3,831,196)
Net Unrealized Appreciation	$29,943,079

See Accompanying Notes to Financial Statements

44

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.3%
	Basic Materials: 4.4%
2,210,000 (1)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$2,306,025	0.8
2,260,000	Celanese US Holdings LLC, 6.750%, 04/15/2033	2,303,460	0.7
2,875,000 (1)	Chemours Co., 7.875%, 03/15/2034	2,891,574	0.9
3,800,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	3,797,741	1.2
2,350,000 (1)	Commercial Metals Co., 6.000%, 12/15/2035	2,345,174	0.8
		13,643,974	4.4

	Communications: 18.0%
3,045,000 (1)	APLD ComputeCo 2 LLC, 6.750%, 03/15/2031	3,058,103	1.0
3,110,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 09/01/2029	3,108,620	1.0
2,945,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/2031	2,954,065	0.9
2,165,000 (1)	Cipher Compute LLC, 7.125%, 11/15/2030	2,253,273	0.7
2,940,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	2,995,839	1.0
4,625,000 (1)	Gen Digital, Inc., 6.250%, 04/01/2033	4,561,632	1.5
2,205,000 (1)	Gray Media, Inc., 9.625%, 07/15/2032	2,130,096	0.7
3,040,000 (1)	Level 3 Financing, Inc., 7.500%, 02/15/2037	3,122,928	1.0
2,790,000 (1)	Level 3 Financing, Inc., 8.500%, 01/15/2036	2,998,215	1.0
2,325,000 (1)	Meridian Arc Holdco LLC, 6.250%, 04/30/2031	2,331,731	0.7
3,065,000 (1)	Nexstar Media, Inc., 7.250%, 04/15/2034	3,060,232	1.0
1,100,000	Northwestern Bell Telephone, 7.750%, 05/01/2030	1,091,750	0.3
4,175,000	Paramount Global, 6.875%, 04/30/2036	3,918,217	1.2
3,915,000 (1)	Sirius XM Radio LLC, 5.875%, 04/15/2032	3,871,557	1.2
1,570,000 (1)	Snap, Inc., 6.875%, 03/01/2033	1,531,256	0.5
1,615,000 (1)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	1,592,743	0.5
2,915,000 (1)	Versant Media Group, Inc., 7.250%, 01/30/2031	3,017,593	1.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
3,935,000 (1)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	$3,558,779	1.1
2,295,000 (1)	Wayfair LLC, 6.750%, 11/15/2032	2,358,622	0.7
2,910,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	3,058,302	1.0
		56,573,553	18.0

	Consumer, Cyclical: 16.3%
2,240,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	2,274,765	0.7
1,575,000 (1)	Acushnet Co., 5.625%, 12/01/2033	1,570,601	0.5
3,085,000 (1)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	3,184,235	1.0
2,925,000 (1)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	3,033,620	1.0
3,850,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	3,805,887	1.2
1,495,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	1,531,901	0.5
3,380,000 (1)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	3,065,422	1.0
1,530,000 (1)	Churchill Downs, Inc., 6.750%, 05/01/2031	1,558,676	0.5
2,970,000 (1)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	3,035,117	1.0
1,550,000 (1)	Gaia Purchaser, Inc., 7.625%, 07/15/2033	1,568,735	0.5
2,165,000 (1)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	2,274,688	0.7
2,340,000	Goodyear Tire & Rubber Co., 8.875%, 07/15/2032	2,361,856	0.8
3,665,000 (1)	Light & Wonder International, Inc., 7.500%, 09/01/2031	3,800,675	1.2
3,835,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	3,829,081	1.2
2,620,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	2,738,681	0.9
1,510,000 (1)	Penn Entertainment, Inc., 6.750%, 04/01/2031	1,518,794	0.5
2,100,000 (1)	Petco Health & Wellness Co., Inc., 8.250%, 02/01/2031	2,117,784	0.7
1,560,000 (1)	Pioneer Opco LLC, 7.000%, 05/15/2033	1,589,414	0.5

See Accompanying Notes to Financial Statements

45

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,655,000 (1)	Starz Capital Holdings 1, Inc., 6.000%, 04/15/2030	$1,580,525	0.5
2,280,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	2,295,547	0.7
2,320,000 (1)	Whirlpool Corp., 7.875%, 07/01/2034	2,335,316	0.7
		51,071,320	16.3

	Consumer, Non-cyclical: 12.9%
2,315,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	2,339,608	0.7
2,940,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	3,046,973	1.0
3,075,000 (1)	DaVita, Inc., 6.750%, 07/15/2033	3,174,765	1.0
1,515,000 (1)	Deluxe Corp., 8.000%, 06/01/2029	1,527,055	0.5
1,550,000 (1)	EquipmentShare. com, Inc., 7.125%, 07/01/2034	1,524,872	0.5
2,965,000 (1)	EquipmentShare. com, Inc., 8.000%, 03/15/2033	3,037,848	0.9
2,835,000 (1)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	2,957,637	0.9
2,425,000 (1)	Global Medical Response, Inc., 7.375%, 10/01/2032	2,514,483	0.8
3,595,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	3,750,509	1.2
3,005,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	3,045,510	1.0
1,525,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	1,499,241	0.5
3,800,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	3,772,658	1.2
2,150,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	2,155,615	0.7
3,095,000 (1)	Tenet Healthcare Corp., 6.000%, 11/15/2033	3,124,288	1.0
2,960,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	3,051,603	1.0
		40,522,665	12.9

	Energy: 6.8%
2,920,000 (1)	CITGO Petroleum Corp., 8.375%, 01/15/2029	3,005,390	1.0
2,970,000 (1)	CNX Resources Corp., 7.375%, 01/15/2031	3,043,356	1.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,560,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.875%, 06/01/2034	$1,553,557	0.5
2,280,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	2,349,620	0.7
1,275,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	1,302,593	0.4
1,570,000 (1)	SM Energy Co., 6.625%, 04/15/2034	1,546,306	0.5
1,555,000 (1)	SM Energy Co., 7.000%, 08/01/2032	1,570,366	0.5
2,990,000 (1)	Sunoco L.P., 6.250%, 07/01/2033	3,018,244	1.0
2,345,000 (1)	Venture Global LNG, Inc., 6.625%, 06/15/2036	2,312,763	0.7
1,515,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,545,882	0.5
		21,248,077	6.8

	Financials: 11.5%
1,535,000 (1)	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.000%, 04/15/2030	1,552,401	0.5
1,510,000 (1)	Asurion LLC and Asurion Co-Issuer, Inc., 8.000%, 12/31/2032	1,522,641	0.5
1,690,000 (1)	Asurion LLC and Asurion Co-Issuer, Inc., 8.375%, 02/01/2034	1,565,639	0.5
6,070,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	6,136,521	1.9
1,690,000	Navient Corp., 7.875%, 06/15/2032	1,583,811	0.5
1,550,000	OneMain Finance Corp., 6.750%, 09/15/2033	1,536,339	0.5
4,835,000	OneMain Finance Corp., 7.125%, 09/15/2032	4,922,441	1.6
4,420,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	4,408,536	1.4
2,250,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	2,195,533	0.7
750,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	780,449	0.2
1,555,000 (1)	PRA Group, Inc., 8.375%, 02/01/2028	1,577,892	0.5
2,980,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	3,034,279	1.0
2,900,000 (1)	Rocket Cos., Inc., 7.125%, 02/01/2032	3,011,711	0.9

See Accompanying Notes to Financial Statements

46

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
2,330,000 (1)	WS Escrow LLC, 7.750%, 06/01/2033	$2,394,278	0.8
		36,222,471	11.5

	Industrials: 17.0%
2,980,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	3,046,955	1.0
2,070,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	2,164,522	0.7
3,060,000 (1)	Axon Enterprise, Inc., 6.250%, 03/15/2033	3,138,330	1.0
4,530,000 (1)	Bombardier, Inc., 6.750%, 06/15/2033	4,694,806	1.5
2,325,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	2,361,440	0.8
3,990,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/2030	4,171,924	1.3
2,275,000 (1)	GFL Environmental, Inc., 6.750%, 01/15/2031	2,343,314	0.7
1,545,000 (1)	Granite Construction, Inc., 6.375%, 06/15/2034	1,574,899	0.5
2,295,000 (1)	Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2030	2,347,452	0.8
2,285,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	2,260,981	0.7
1,600,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	1,634,651	0.5
2,985,000 (1)	Quikrete Holdings, Inc., 6.750%, 03/01/2033	3,044,351	1.0
1,545,000 (1)	Solaris Energy Infrastructure LLC, 6.375%, 05/15/2031	1,563,026	0.5
2,190,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	2,269,486	0.7
3,850,000 (1)	TransDigm, Inc., 6.125%, 07/31/2034	3,849,861	1.2
3,080,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	3,161,386	1.0
1,490,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	1,528,429	0.5
2,305,000 (1)	WESCO Distribution, Inc., 5.500%, 04/15/2034	2,285,943	0.7
2,240,000 (1)	WESCO Distribution, Inc., 6.375%, 03/15/2033	2,299,879	0.7
3,595,000 (1)	XPO, Inc., 7.125%, 06/01/2031	3,720,253	1.2
		53,461,888	17.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: 5.7%
2,225,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	$2,257,974	0.7
3,095,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	3,005,311	1.0
2,270,000 (1)	CoreWeave, Inc., 9.000%, 02/01/2031	2,246,084	0.7
2,075,000 (1)	McAfee Corp., 7.375%, 02/15/2030	1,764,927	0.6
3,720,000 (1)	OAK-Eagle Acquireco, Inc., 8.750%, 07/01/2034	3,950,350	1.3
2,870,000 (1)	Seagate Data Storage Technology Pte Ltd., 8.500%, 07/15/2031	3,000,883	0.9
1,550,000 (1)	UKG, Inc., 6.875%, 02/01/2031	1,506,800	0.5
		17,732,329	5.7

	Utilities: 2.7%
4,605,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	4,664,696	1.5
3,800,000 (1)	Talen Energy Supply LLC, 6.500%, 02/01/2036	3,832,536	1.2
		8,497,232	2.7
	Total Corporate Bonds/ Notes
	(Cost $299,894,497)	298,973,509	95.3

CONVERTIBLE BONDS/NOTES: 0.7%
	Consumer, Non-cyclical: 0.4%
1,460,000	Shift4 Payments, Inc., 0.500%, 08/01/2027	1,394,300	0.4

	Financials: 0.3%
900,000 (1)(2)	Coinbase Global, Inc., 4.630%, 10/01/2029	776,700	0.3
499,200 (1)(3)	Lehman Brothers Holdings, Inc. SD, 8.160%, 05/30/2009	1,275	0.0
		777,975	0.3
	Total Convertible Bonds/Notes
	(Cost $2,683,562)	2,172,275	0.7

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Consumer Discretionary: —%
1,476 (1)(4)	Perseus Holding Corp.	—	—

	Energy: 0.0%
2 (5)	Amplify Energy Corp.	8	0.0
424,441 (4)	Ascent Resources - Utica LLC - Class A	5,093	0.0
		5,101	0.0

See Accompanying Notes to Financial Statements

47

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 0.0%
88 (5)	Option Care Health, Inc.	$1,846	0.0

	Total Common Stock
	(Cost $11,833)	6,947	0.0
OTHER: —%
	Energy: —%
2,000 (4)(6)(7)	Green Field Energy Services, Inc.	—	—

	Total Other
	(Cost $–)	—	—
PREFERRED STOCK: —%
	Consumer Discretionary: —%
775 (1)(4)	Perseus Holding Corp.	—	—

	Total Preferred Stock
	(Cost $–)	—	—

	Total Long-Term Investments
	(Cost $302,589,892)	301,152,731	96.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
9,458,255 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $9,458,255)	$9,458,255	3.0

	Total Short-Term Investments
	(Cost $9,458,255)	9,458,255	3.0

	Total Investments in Securities
	(Cost $312,048,147)	$310,610,986	99.0

	Assets in Excess of Other Liabilities	3,170,280	1.0
	Net Assets	$313,781,266	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(3)	Defaulted security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Non-income producing security.
(6)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(7)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(8)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

48

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Energy	8	—	5,093	5,101
Health Care	1,846	—	—	1,846
Total Common Stock	1,854	—	5,093	6,947
Corporate Bonds/Notes	—	298,973,509	—	298,973,509
Convertible Bonds/Notes	—	2,172,275	—	2,172,275
Preferred Stock	—	—	—	—
Other	—	—	—	—
Short-Term Investments	9,458,255	—	—	9,458,255
Total Investments, at fair value	$9,460,109	$301,145,784	$5,093	$310,610,986

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2026, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc.	8/25/2019	$—	$—
		$—	$—

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $312,284,510.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,115,652
Gross Unrealized Depreciation	(3,789,176)
Net Unrealized Depreciation	$(1,673,524)

See Accompanying Notes to Financial Statements

49

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.2%
	Communication Services: 15.2%
1,287,586	Alphabet, Inc. - Class A	$460,144,609	12.4
5,269 (1)(2)	Epic Games, Inc.	2,450,928	0.1
140,050 (3)	Live Nation Entertainment, Inc.	25,644,556	0.7
48,152	Meta Platforms, Inc. - Class A	27,123,540	0.7
102,379 (3)	Spotify Technology SA	47,005,270	1.3
		562,368,903	15.2

	Consumer Discretionary: 8.1%
212,602 (3)	Amazon.com, Inc.	50,671,561	1.4
145,945 (3)	DoorDash, Inc. - Class A	26,931,231	0.7
87,766	Royal Caribbean Cruises Ltd.	27,868,338	0.7
250,403	Starbucks Corp.	25,588,683	0.7
196,482	Tapestry, Inc.	28,761,035	0.8
156,634 (3)	Tesla, Inc.	65,880,260	1.8
234,401	TJX Cos., Inc.	35,511,752	1.0
162,915	Williams-Sonoma, Inc.	37,975,486	1.0
		299,188,346	8.1

	Consumer Staples: 2.0%
505,032	Coca-Cola Co.	41,043,950	1.1
268,984 (3)	Dollar Tree, Inc.	32,533,615	0.9
		73,577,565	2.0

	Energy: 0.4%
352,317	Schlumberger NV	16,379,217	0.4

	Financials: 3.7%
1,223,132 (3)	Rocket Cos., Inc. - Class A	19,264,329	0.5
349,322	Visa, Inc. - Class A	119,848,885	3.2
		139,113,214	3.7

	Health Care: 6.5%
108,818	AstraZeneca PLC	20,634,069	0.6
114,251	Danaher Corp.	21,762,531	0.6
85,192	Eli Lilly & Co.	102,181,841	2.8
70,183 (3)	Intuitive Surgical, Inc.	27,910,375	0.7
72,772 (3)	Vertex Pharmaceuticals, Inc.	36,148,036	1.0
81,511 (3)	Waters Corp.	30,569,885	0.8
		239,206,737	6.5

	Industrials: 8.3%
35,910	Comfort Systems USA, Inc.	71,171,824	1.9
573,859	CSX Corp.	27,275,518	0.7
65,746	Cummins, Inc.	46,890,705	1.3
108,841	HEICO Corp.	38,768,076	1.0
149,866	Howmet Aerospace, Inc.	40,292,973	1.1
51,556 (3)	Saia, Inc.	21,713,325	0.6
185,708	Vertiv Holdings Co. - Class A	62,178,752	1.7
		308,291,173	8.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 48.2%
244,905 (3)	Advanced Micro Devices, Inc.	$142,267,763	3.8
513,461	Apple, Inc.	148,575,075	4.0
66,168 (3)	AppLovin Corp. - Class A	34,091,739	0.9
415,922	Broadcom, Inc.	157,114,535	4.2
91,374 (3)	Cadence Design Systems, Inc.	34,294,490	0.9
305,016	Cisco Systems, Inc.	35,827,179	1.0
158,550 (3)	Cloudflare, Inc. - Class A	38,889,144	1.1
163,723 (3)	Coherent Corp.	64,583,812	1.7
121,861 (3)	Crowdstrike Holdings, Inc. - Class A	92,997,003	2.5
144,752 (3)	Keysight Technologies, Inc.	50,673,333	1.4
221,926	Lam Research Corp.	96,167,194	2.6
7,871 (1)(2)	Magic Leap, Inc. - Class A	—	—
44,872	Micron Technology, Inc.	51,795,301	1.4
221,384	Microsoft Corp.	82,580,660	2.2
31,300	Monolithic Power Systems, Inc.	43,267,868	1.2
2,985,059	Nokia Oyj, ADR	39,641,583	1.1
2,194,265	NVIDIA Corp.	439,050,484	11.8
79,662 (3)	Onto Innovation, Inc.	30,148,084	0.8
429,069 (3)	Palantir Technologies, Inc. - Class A	50,059,480	1.4
59,106 (3)	Sandisk Corp.	134,391,085	3.6
32,237	Western Digital Corp.	20,590,417	0.6
		1,787,006,229	48.2

	Materials: 1.6%
109,413	Ecolab, Inc.	30,483,556	0.8
626,300	Element Solutions, Inc.	29,905,825	0.8
		60,389,381	1.6

	Real Estate: 0.6%
99,671	Welltower, Inc.	22,622,327	0.6

	Utilities: 0.6%
136,976	Vistra Corp.	21,728,503	0.6

	Total Common Stock
	(Cost $2,582,108,668)	3,529,871,595	95.2

EXCHANGE-TRADED FUNDS: 4.7%
299,663	iShares Russell 1000 Growth ETF	37,209,154	1.0
707,786	State Street Technology Select Sector SPDR ETF	134,847,389	3.7
	Total Exchange-Traded Funds
	(Cost $165,609,969)	172,056,543	4.7

PREFERRED STOCK: 0.2%
	Consumer Discretionary: 0.1%
38,487 (1)(2)	Rappi, Inc. - Series E	683,914	0.0

See Accompanying Notes to Financial Statements

50

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Consumer Discretionary: (continued)
37,201 (1)(2)	Sila Nanotechnologies, Inc., - Series F	$560,619	0.0
18,931 (1)(2)	Waymo LLC., Series A-2	3,711,801	0.1
		4,956,334	0.1

	Industrials: 0.1%
132,943 (1)(2)	Nuro, Inc. - Series C	2,007,440	0.1

	Total Preferred Stock
	(Cost $7,195,905)	6,963,774	0.2
	Total Long-Term Investments
	(Cost $2,754,914,542)	3,708,891,912	100.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
11,738,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $11,738,000)	$11,738,000	0.3

	Total Short-Term Investments
	(Cost $11,738,000)	11,738,000	0.3
	Total Investments in Securities
	(Cost $2,766,652,542)	$3,720,629,912	100.4
	Liabilities in Excess of Other Assets	(14,025,544)	(0.4)
	Net Assets	$3,706,604,368	100.0

ADR	American Depositary Receipt

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(2)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $9,414,702 or 0.3% of net assets. Please refer to the table below for additional details.

(3)	Non-income producing security.

(4)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

51

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$559,917,975	$—	$2,450,928	$562,368,903
Consumer Discretionary	299,188,346	—	—	299,188,346
Consumer Staples	73,577,565	—	—	73,577,565
Energy	16,379,217	—	—	16,379,217
Financials	139,113,214	—	—	139,113,214
Health Care	239,206,737	—	—	239,206,737
Industrials	308,291,173	—	—	308,291,173
Information Technology	1,787,006,229	—	—	1,787,006,229
Materials	60,389,381	—	—	60,389,381
Real Estate	22,622,327	—	—	22,622,327
Utilities	21,728,503	—	—	21,728,503
Total Common Stock	3,527,420,667	—	2,450,928	3,529,871,595
Exchange-Traded Funds	172,056,543	—	—	172,056,543
Preferred Stock	—	—	6,963,774	6,963,774
Short-Term Investments	11,738,000	—	—	11,738,000
Total Investments, at fair value	$3,711,215,210	$—	$9,414,702	$3,720,629,912

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2026, Voya Large Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Epic Games, Inc.	6/18/2020	$3,029,675	$2,450,928
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	—
Nuro, Inc. - Series C	10/30/2020	1,735,518	2,007,440
Rappi, Inc. - Series E	9/8/2020	2,299,446	683,914
Sila Nanotechnologies, Inc., - Series F	1/7/2021	1,535,389	560,619
Waymo LLC., Series A-2	5/8/2020	1,625,552	3,711,801
		$14,050,551	$9,414,702

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,779,306,223.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,025,324,194
Gross Unrealized Depreciation	(84,000,256)
Net Unrealized Appreciation	$941,323,938

See Accompanying Notes to Financial Statements

52

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 41.8%
	Basic Materials: 1.1%
528,000	Air Products and Chemicals, Inc., 4.300%, 06/11/2028	$527,359	0.2
289,000	Eastman Chemical Co., 5.000%, 08/01/2029	290,738	0.1
449,000	Ecolab, Inc., 4.300%, 06/15/2028	448,093	0.1
326,000	Nucor Corp., 4.650%, 06/01/2030	326,416	0.1
54,000	Nutrien Ltd., 4.900%, 03/27/2028	54,254	0.0
327,000	Nutrien Ltd., 5.200%, 06/21/2027	328,923	0.1
235,000	Rio Tinto Finance USA PLC, 4.500%, 03/14/2028	235,483	0.1
74,000	Rio Tinto Finance USA PLC, 4.875%, 03/14/2030	74,717	0.0
408,000	Sherwin-Williams Co., 4.300%, 08/15/2028	405,919	0.1
259,000	Sherwin-Williams Co., 4.500%, 08/15/2030	257,018	0.1
635,000	Steel Dynamics, Inc., 4.000%, 12/15/2028	625,516	0.2
		3,574,436	1.1

	Communications: 2.4%
220,000	Alphabet, Inc., 1.100%, 08/15/2030	193,049	0.1
740,000	Alphabet, Inc., 3.700%, 02/15/2029	728,088	0.2
455,000	Alphabet, Inc., 3.875%, 11/15/2028	450,947	0.1
275,000	Amazon.com, Inc., 3.900%, 11/20/2028	272,146	0.1
529,000	Amazon.com, Inc., 4.000%, 03/13/2029	523,423	0.2
494,000	AppLovin Corp., 5.125%, 12/01/2029	498,188	0.1
25,000	AppLovin Corp., 5.375%, 12/01/2031	25,357	0.0
440,000	Cisco Systems, Inc., 4.550%, 02/24/2028	441,787	0.1
215,000	Cisco Systems, Inc., 4.750%, 02/24/2030	216,914	0.1
245,000	Comcast Corp., 2.650%, 02/01/2030	228,198	0.1
134,000	Discovery Global Holdings, Inc., 3.755%, 03/15/2027	133,156	0.0
425,000 (1)	Meta Platforms, Inc., 4.300%, 08/15/2029	424,131	0.1
105,000 (1)	Meta Platforms, Inc., 4.550%, 05/15/2031	104,465	0.0
216,000 (2)	NBN Co. Ltd., 5.750%, 10/06/2028	221,519	0.1
418,000 (2)	NTT Finance Corp., 4.567%, 07/16/2027	418,425	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
751,000	Omnicom Group, Inc., 4.200%, 03/02/2029	$741,174	0.2
833,000	Rogers Communications, Inc., 5.000%, 02/15/2029	838,264	0.2
835,000	Sprint Capital Corp., 6.875%, 11/15/2028	874,906	0.3
391,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	375,805	0.1
135,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	130,535	0.0
181,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	182,175	0.1
235,000	Uber Technologies, Inc., 4.300%, 01/15/2030	232,391	0.1
		8,255,043	2.4

	Consumer, Cyclical: 4.0%
815,000 (1)(2)	Alimentation Couche- Tard, Inc., 4.148%, 09/29/2028	807,219	0.2
1,018,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	1,016,837	0.3
259,000 (2)	BMW US Capital LLC, 4.150%, 08/11/2027	258,289	0.1
509,000 (2)	BMW US Capital LLC, 4.500%, 08/11/2030	501,918	0.1
195,000	BorgWarner, Inc., 4.950%, 08/15/2029	196,387	0.1
1,193,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,182,767	0.4
665,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	670,976	0.2
226,000	General Motors Financial Co., Inc., 5.050%, 04/04/2028	227,440	0.1
637,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	650,187	0.2
345,000	Home Depot, Inc., 3.750%, 09/15/2028	341,315	0.1
767,000	Home Depot, Inc., 4.875%, 06/25/2027	771,679	0.2
397,000	Honda Motor Co. Ltd., 4.436%, 07/08/2028	395,494	0.1
164,000	Hyatt Hotels Corp., 5.050%, 03/30/2028	165,069	0.0
853,000 (2)	Hyundai Capital America, 4.250%, 09/18/2028	843,379	0.2
676,000 (2)	Hyundai Capital America, 4.750%, 04/06/2029	674,166	0.2
507,000 (2)	Hyundai Capital America, 6.100%, 09/21/2028	520,758	0.2

See Accompanying Notes to Financial Statements

53

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
857,000	Lowe’s Cos., Inc., 3.350%, 04/01/2027	$850,759	0.3
570,000	Lowe’s Cos., Inc., 4.000%, 10/15/2028	562,973	0.2
270,000	Marriott International, Inc., 4.200%, 07/15/2027	269,673	0.1
260,000	McDonald’s Corp., 4.400%, 02/12/2031	258,592	0.1
245,000	PACCAR Financial Corp., 4.000%, 08/08/2028	243,395	0.1
135,000 (1)	PACCAR Financial Corp., 4.000%, 09/26/2029	133,713	0.0
360,000	PACCAR Financial Corp. R, 4.000%, 11/07/2028	357,739	0.1
658,000 (1)	Toll Brothers Finance Corp., 4.350%, 02/15/2028	655,013	0.2
125,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	125,119	0.0
30,804	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	31,184	0.0
847,000 (2)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	842,098	0.2
		13,554,138	4.0

	Consumer, Non-cyclical: 6.0%
305,000	Abbott Laboratories, 4.000%, 03/15/2031	297,305	0.1
170,000	AbbVie, Inc., 3.200%, 11/21/2029	162,815	0.0
192,000	AbbVie, Inc., 4.800%, 03/15/2029	193,526	0.1
821,000	Amgen, Inc., 5.150%, 03/02/2028	828,989	0.2
700,000	Becton Dickinson & Co., 4.693%, 02/13/2028	701,341	0.2
687,000	Cardinal Health, Inc., 5.000%, 11/15/2029	694,047	0.2
160,000	Cardinal Health, Inc., 5.125%, 02/15/2029	161,958	0.0
195,000 (2)	Cargill, Inc., 3.625%, 04/22/2027	194,159	0.1
562,000	Cigna Group, 2.375%, 03/15/2031	506,082	0.1
190,000 (1)	Cigna Group, 4.500%, 09/15/2030	188,870	0.1
233,000 (2)	CSL Finance PLC, 3.850%, 04/27/2027	231,830	0.1
975,000	CVS Health Corp., 5.400%, 06/01/2029	996,411	0.3
635,000	Eli Lilly & Co., 4.000%, 10/15/2028	630,915	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
516,000	Eli Lilly & Co., 4.550%, 02/12/2028	$518,332	0.2
112,000	Eli Lilly & Co., 4.750%, 02/12/2030	113,209	0.0
440,000 (2)	EMD Finance LLC, 4.125%, 08/15/2028	435,578	0.1
745,000 (2)	ERAC USA Finance LLC, 4.500%, 10/30/2029	740,056	0.2
465,000 (2)	ERAC USA Finance LLC, 4.700%, 04/30/2031	463,722	0.1
296,000 (2)	ERAC USA Finance LLC, 5.000%, 02/15/2029	298,849	0.1
192,000	Gilead Sciences, Inc., 4.800%, 11/15/2029	193,993	0.1
149,000 (1)	GlaxoSmithKline Capital, Inc., 4.500%, 04/15/2030	149,227	0.0
978,000	HCA, Inc., 5.875%, 02/01/2029	1,000,576	0.3
215,000	Hershey Co., 4.750%, 02/24/2030	216,976	0.1
420,000	Humana, Inc., 5.750%, 03/01/2028	427,242	0.1
200,000 (2)	Imperial Brands Finance PLC, 4.500%, 06/30/2028	199,557	0.1
515,000	Johnson & Johnson, 4.550%, 03/01/2028	517,993	0.2
170,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	167,768	0.0
266,000 (2)	Mars, Inc., 4.800%, 03/01/2030	266,844	0.1
425,000	McCormick & Co., Inc., 4.150%, 02/15/2029	420,462	0.1
108,000	McKesson Corp., 4.250%, 09/15/2029	106,970	0.0
122,000	Merck & Co., Inc., 4.150%, 03/15/2031	119,721	0.0
215,000	Novartis Capital Corp., 3.800%, 09/18/2029	211,067	0.1
384,000	PepsiCo, Inc., 4.100%, 01/15/2029	381,906	0.1
248,000 (1)	PepsiCo, Inc., 4.300%, 07/23/2030	247,924	0.1
505,000	Philip Morris International, Inc., 4.125%, 04/28/2028	502,488	0.1
305,000	Philip Morris International, Inc., 4.125%, 04/27/2029	301,803	0.1
162,000	Philip Morris International, Inc., 4.875%, 02/13/2029	163,251	0.0
205,000	Philip Morris International, Inc., 5.125%, 02/13/2031	208,819	0.1

See Accompanying Notes to Financial Statements

54

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
245,000	Quanta Services, Inc., 4.300%, 08/09/2028	$244,060	0.1
195,000	Quanta Services, Inc., 4.750%, 08/09/2027	195,548	0.1
474,000	Quest Diagnostics, Inc., 4.600%, 12/15/2027	475,054	0.1
672,000	RELX Capital, Inc., 4.750%, 03/27/2030	673,395	0.2
448,000 (2)	Roche Holdings, Inc., 5.338%, 11/13/2028	457,278	0.1
280,000	S&P Global, Inc., 2.950%, 03/01/2029	268,894	0.1
1,008,000	Smith & Nephew PLC, 5.150%, 03/20/2027	1,011,737	0.3
88,000	Solventum Corp., 5.400%, 03/01/2029	89,539	0.0
320,000	Stryker Corp., 3.650%, 03/07/2028	315,693	0.1
516,000	Stryker Corp., 4.700%, 02/10/2028	517,539	0.2
95,000	Tyson Foods, Inc., 5.400%, 03/15/2029	96,825	0.0
544,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	534,834	0.2
180,000	UnitedHealth Group, Inc., 4.800%, 01/15/2030	181,425	0.1
828,000	Zimmer Biomet Holdings, Inc., 5.050%, 02/19/2030	839,362	0.2
188,000	Zoetis, Inc., 4.150%, 08/17/2028	186,786	0.1
		20,250,550	6.0

	Energy: 1.1%
339,000	Chevron USA, Inc., 4.050%, 08/13/2028	337,563	0.1
163,000	Chevron USA, Inc., 4.300%, 10/15/2030	162,100	0.0
218,000	Chevron USA, Inc., 4.687%, 04/15/2030	219,575	0.1
295,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	299,183	0.1
1,009,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	1,014,914	0.3
660,000	Enbridge, Inc., 4.600%, 06/20/2028	659,893	0.2
662,000	Enterprise Products Operating LLC, 4.300%, 06/20/2028	659,805	0.2
84,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	88,911	0.0
270,000	Targa Resources Corp., 4.350%, 01/15/2029	268,001	0.1
		3,709,945	1.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: 17.1%
360,000 (3)	American Express Co., 4.351%, 07/20/2029	$358,207	0.1
836,000 (3)	American Express Co., 5.098%, 02/16/2028	839,401	0.3
147,000 (3)	American Express Co., 5.282%, 07/27/2029	148,961	0.0
1,003,000 (3)	American Express Co., 5.389%, 07/28/2027	1,003,660	0.3
91,000	American Tower Corp., 5.250%, 07/15/2028	92,088	0.0
71,000	American Tower Corp., 5.500%, 03/15/2028	72,026	0.0
96,000	Aon North America, Inc., 5.150%, 03/01/2029	97,354	0.0
238,000	Arthur J Gallagher & Co., 4.850%, 12/15/2029	239,828	0.1
840,000 (2)	Aviation Capital Group LLC, 5.125%, 04/10/2030	842,890	0.3
867,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	842,022	0.3
600,000 (1)	Banco Bilbao Vizcaya Argentaria SA, 4.150%, 03/03/2029	591,356	0.2
1,021,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	1,019,458	0.3
481,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	473,027	0.1
855,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	849,319	0.3
165,000 (3)	Bank of America Corp., 4.456%, 02/06/2032	162,134	0.0
705,000 (3)	Bank of America Corp., 4.477%, 04/23/2030	700,645	0.2
127,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	120,954	0.0
271,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	267,963	0.1
97,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	95,978	0.0
1,000,000	Bank of America NA, 5.526%, 08/18/2026	1,000,800	0.3
635,000 (3)	Bank of Montreal, 4.062%, 09/22/2028	631,610	0.2
60,000 (3)	Bank of New York Mellon, 4.729%, 04/20/2029	60,266	0.0
180,000 (1)(3)	Bank of Nova Scotia, 4.043%, 09/15/2028	178,993	0.1
425,000 (3)	Bank of Nova Scotia, 4.247%, 02/02/2030	419,855	0.1
200,000 (3)	Barclays PLC, 4.476%, 11/11/2029	198,637	0.1

See Accompanying Notes to Financial Statements

55

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
902,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	$849,691	0.3
104,000 (2)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	96,641	0.0
750,000	Brookfield Asset Management Ltd., 4.832%, 04/15/2031	743,187	0.2
580,000	Brown & Brown, Inc., 4.700%, 06/23/2028	579,959	0.2
658,000 (2)(3)	CaixaBank SA, 5.673%, 03/15/2030	672,884	0.2
143,000 (3)	Canadian Imperial Bank of Commerce, 4.857%, 03/30/2029	143,590	0.0
440,000 (3)	Capital One Financial Corp., 4.722%, 01/30/2032	434,183	0.1
415,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	423,676	0.1
150,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	137,853	0.0
33,000 (3)	Citigroup, Inc., 4.786%, 03/04/2029	33,085	0.0
177,000	CME Group, Inc., 4.400%, 03/15/2030	176,216	0.1
851,000 (2)	CNO Global Funding, 4.375%, 09/08/2028	841,616	0.3
435,000	Cooperatieve Rabobank UA, 4.800%, 01/09/2029	438,922	0.1
668,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	663,775	0.2
848,000 (2)	Corebridge Global Funding, 4.250%, 08/21/2028	839,780	0.3
808,000	Crown Castle, Inc., 5.600%, 06/01/2029	826,164	0.2
1,031,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	1,023,026	0.3
740,000 (3)	Goldman Sachs Group, Inc., 4.148%, 01/21/2029	733,742	0.2
678,000 (3)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	665,340	0.2
617,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	632,427	0.2
5,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	5,187	0.0
334,000 (3)	HSBC Holdings PLC, 4.899%, 03/03/2029	335,317	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
905,000 (1)	Intercontinental Exchange, Inc., 3.950%, 12/01/2028	$893,539	0.3
755,000 (2)	Jackson National Life Global Funding, 4.550%, 09/09/2030	741,019	0.2
153,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	151,987	0.0
545,000 (3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	480,147	0.1
349,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	345,531	0.1
538,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	529,184	0.2
522,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	507,735	0.2
545,000 (3)	JPMorgan Chase & Co., 4.408%, 04/23/2030	540,435	0.2
345,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	343,095	0.1
658,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	657,923	0.2
95,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	94,593	0.0
395,000 (3)	JPMorgan Chase & Co., 4.622%, 04/23/2032	390,529	0.1
827,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	832,716	0.2
443,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	446,055	0.1
1,001,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	1,004,220	0.3
2,000 (3)	JPMorgan Chase & Co., 5.148%, 04/23/2037	1,986	0.0
543,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	547,603	0.2
80,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	81,764	0.0
1,010,000 (3)	JPMorgan Chase & Co., 6.070%, 10/22/2027	1,014,958	0.3
532,000	KeyBank NA/ Cleveland OH, 4.390%, 12/14/2027	531,123	0.2
416,000 (3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	410,602	0.1
1,170,000 (2)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,164,651	0.3
1,255,000 (3)	Manufacturers & Traders Trust Co., 4.548%, 04/18/2030	1,246,746	0.4
787,000	Marsh & McLennan Cos., Inc., 4.550%, 11/08/2027	788,624	0.2
327,000	Mastercard, Inc., 4.550%, 03/15/2028	328,164	0.1
750,000 (3)	Mitsubishi UFJ Financial Group, Inc., 4.592%, 04/18/2030	746,418	0.2

See Accompanying Notes to Financial Statements

56

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
520,000 (2)	Mizuho Bank Ltd., 4.395%, 04/16/2029	$518,632	0.2
487,000 (3)	Mizuho Financial Group, Inc., 5.376%, 05/26/2030	496,275	0.1
821,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	812,181	0.2
250,000 (3)	Morgan Stanley, 4.238%, 01/09/2030	246,765	0.1
320,000 (3)	Morgan Stanley, 4.555%, 04/10/2030	318,011	0.1
315,000 (3)	Morgan Stanley, 4.708%, 03/12/2032	311,182	0.1
115,000 (3)	Morgan Stanley, 4.994%, 04/12/2029	115,644	0.0
79,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	79,562	0.0
5,000 (3)	Morgan Stanley, 5.073%, 01/30/2037	4,891	0.0
100,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	100,913	0.0
2,000 (3)	Morgan Stanley, 5.296%, 04/10/2037	1,991	0.0
9,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	9,244	0.0
545,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	544,114	0.2
630,000 (3)	Morgan Stanley, MTN, 1.928%, 04/28/2032	547,885	0.2
680,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	679,761	0.2
514,000 (3)	Morgan Stanley I, 4.133%, 10/18/2029	507,039	0.2
255,000 (3)	Morgan Stanley Private Bank NA, 4.466%, 07/06/2028	254,756	0.1
250,000 (2)	National Securities Clearing Corp., 4.700%, 05/20/2030	251,168	0.1
240,000 (2)	NatWest Markets PLC, 5.410%, 05/17/2029	244,541	0.1
140,000 (2)	Pacific Life Global Funding II, 2.450%, 01/11/2032	124,047	0.0
425,000 (3)	PNC Financial Services Group, Inc., 4.075%, 01/26/2029	421,581	0.1
960,000 (3)	PNC Financial Services Group, Inc., 4.618%, 10/26/2029	957,823	0.3
827,000 (2)	Principal Life Global Funding II, 5.100%, 01/25/2029	835,341	0.2
214,000	Prologis L.P., 4.875%, 06/15/2028	215,926	0.1
90,000 (2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	91,288	0.0
570,000 (2)	RGA Global Funding, 4.350%, 08/25/2028	565,473	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,060,000 (3)	Royal Bank of Canada, 4.400%, 04/17/2030	$1,051,423	0.3
90,000 (3)	Royal Bank of Canada, 4.498%, 08/06/2029	89,715	0.0
579,000 (3)	Royal Bank of Canada, GMTN, 4.522%, 10/18/2028	579,166	0.2
313,000 (1)(3)	Royal Bank of Canada, GMTN, 4.715%, 03/27/2028	313,881	0.1
202,000	Royal Bank of Canada, GMTN, 4.950%, 02/01/2029	204,754	0.1
829,000 (1)(3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	835,586	0.2
205,000 (2)	Skandinaviska Enskilda Banken AB, 4.375%, 06/02/2028	204,749	0.1
175,000 (3)	State Street Corp., 3.031%, 11/01/2034	164,493	0.1
340,000 (3)	State Street Corp., 4.530%, 02/20/2029	339,922	0.1
372,000	State Street Corp., 4.536%, 02/28/2028	373,593	0.1
83,000 (1)(3)	State Street Corp., 4.543%, 04/24/2028	83,059	0.0
65,000	State Street Corp., 4.729%, 02/28/2030	65,474	0.0
572,000	Toronto-Dominion Bank, GMTN, 4.980%, 04/05/2027	574,913	0.2
260,000 (3)	Truist Bank I, 4.144%, 01/27/2029	258,281	0.1
316,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	299,916	0.1
819,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	832,783	0.2
270,000 (2)(3)	UBS Group AG, 4.194%, 04/01/2031	263,642	0.1
490,000 (3)	US Bank NA/ Cincinnati OH, 4.535%, 05/20/2029	489,029	0.1
165,000 (2)	USAA Capital Corp., 4.375%, 06/01/2028	164,741	0.1
1,250,000	Wells Fargo & Co., 3.000%, 10/23/2026	1,244,999	0.4
280,000 (3)	Wells Fargo & Co., 4.078%, 09/15/2029	276,102	0.1
795,000 (3)	Wells Fargo & Co., 4.577%, 05/20/2029	793,168	0.2
64,000 (3)	Wells Fargo & Co., 4.970%, 04/23/2029	64,322	0.0
353,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	350,449	0.1

See Accompanying Notes to Financial Statements

57

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
377,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	$373,895	0.1
210,000 (3)	Wells Fargo & Co., MTN, 4.897%, 07/25/2033	208,722	0.1
416,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	423,068	0.1
		57,604,919	17.1

	Industrial: 3.5%
219,000	3M Co., 4.800%, 03/15/2030	220,435	0.1
311,000	AGCO Corp., 5.450%, 03/21/2027	312,783	0.1
127,000	Amcor Flexibles North America, Inc., 4.800%, 03/17/2028	127,475	0.0
127,000 (1)	Amcor Flexibles North America, Inc., 5.100%, 03/17/2030	128,377	0.0
910,000	Amphenol Corp., 3.900%, 11/15/2028	899,141	0.3
527,000	Amphenol Corp., 4.375%, 06/12/2028	526,445	0.2
364,000	Caterpillar Financial Services Corp., 4.400%, 03/03/2028	364,470	0.1
207,000	Caterpillar Financial Services Corp., 4.800%, 01/08/2030	210,003	0.1
670,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	676,686	0.2
518,000	Eaton Corp., 3.950%, 03/06/2029	510,650	0.1
1,060,000	Fortive Corp., 4.750%, 05/15/2031	1,053,448	0.3
305,000	GE Vernova, Inc., 4.250%, 02/04/2031	300,274	0.1
221,000	HEICO Corp., 5.250%, 08/01/2028	223,616	0.1
276,000 (2)	Honeywell Aerospace, Inc., 4.000%, 03/16/2029	272,275	0.1
335,000 (2)	Honeywell Aerospace, Inc., 4.300%, 03/16/2031	329,310	0.1
250,000	Howmet Aerospace, Inc., 3.900%, 04/15/2029	246,029	0.1
523,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	526,268	0.2
235,000	JB Hunt Transport Services, Inc., 4.900%, 03/15/2030	236,409	0.1
345,000	John Deere Capital Corp., 1.450%, 01/15/2031	301,251	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
740,000	John Deere Capital Corp. I, 4.125%, 01/18/2029	$735,586	0.2
318,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	316,912	0.1
113,000	Lockheed Martin Corp., 4.150%, 08/15/2028	112,517	0.0
232,000	Lockheed Martin Corp., 4.400%, 08/15/2030	231,256	0.1
118,000 (2)	Molex Electronic Technologies LLC, 4.750%, 04/30/2028	118,161	0.0
96,000	Northrop Grumman Corp., 4.650%, 07/15/2030	96,239	0.0
564,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	571,491	0.2
447,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.050%, 08/01/2028	457,616	0.1
165,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	166,283	0.0
518,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	524,825	0.2
171,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	174,614	0.0
61,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	62,405	0.0
504,000	Stanley Black & Decker, Inc., 6.000%, 03/06/2028	515,286	0.1
220,000 (1)	Waste Management, Inc., 1.500%, 03/15/2031	191,329	0.1
		11,739,865	3.5

	Technology: 3.0%
261,000	Advanced Micro Devices, Inc., 4.319%, 03/24/2028	261,214	0.1
792,000	Analog Devices, Inc., 4.250%, 06/15/2028	789,742	0.2
360,000 (2)	Broadcom, Inc., 4.000%, 04/15/2029	354,564	0.1
145,000	Broadcom, Inc., 4.800%, 04/15/2028	145,868	0.0
578,000 (1)	Cadence Design Systems, Inc., 4.200%, 09/10/2027	576,818	0.2
470,000	Dell International LLC / EMC Corp., 4.150%, 02/15/2029	464,613	0.1

See Accompanying Notes to Financial Statements

58

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
747,000	Dell International LLC / EMC Corp., 4.500%, 02/15/2031	$736,831	0.2
253,000	Dell International LLC / EMC Corp., 4.750%, 04/01/2028	253,806	0.1
500,000	Dell International LLC / EMC Corp., 5.000%, 04/01/2030	504,341	0.2
444,000	Fiserv, Inc., 5.450%, 03/02/2028	448,506	0.1
245,000	Hewlett Packard Enterprise Co., 4.150%, 09/15/2028	242,505	0.1
395,000	Hewlett Packard Enterprise Co., 4.550%, 10/15/2029	392,765	0.1
405,000	International Business Machines Corp., 3.500%, 05/15/2029	393,649	0.1
125,000	International Business Machines Corp., 5.000%, 02/10/2032	125,796	0.0
375,000	Oracle Corp., 4.550%, 02/04/2029	369,737	0.1
840,000	Oracle Corp., 4.800%, 08/03/2028	838,383	0.2
1,295,000	Roper Technologies, Inc., 4.250%, 09/15/2028	1,285,553	0.4
529,000	Salesforce, Inc., 4.650%, 03/15/2029	528,794	0.2
416,000	Synopsys, Inc., 4.650%, 04/01/2028	416,610	0.1
838,000 (1)	Synopsys, Inc., 4.850%, 04/01/2030	839,613	0.3
215,000	Workday, Inc., 3.500%, 04/01/2027	213,479	0.1
		10,183,187	3.0

	Utilities: 3.6%
529,000	Alabama Power Co., 3.750%, 09/01/2027	526,058	0.2
534,000 (1)	Ameren Illinois Co., 3.800%, 05/15/2028	528,227	0.2
393,000	American Electric Power Co., Inc., 5.200%, 01/15/2029	399,041	0.1
990,000 (2)	Capital Power US Holdings, Inc., 5.257%, 06/01/2028	996,320	0.3
218,000	CenterPoint Energy Houston Electric LLC, 4.800%, 03/15/2030	219,518	0.1
218,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	218,796	0.1
149,000	Consumers Energy Co., 4.500%, 01/15/2031	148,000	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
188,000 (1)	Consumers Energy Co., 4.900%, 02/15/2029	$190,122	0.1
69,000	DTE Electric Co., 4.250%, 05/14/2027	69,032	0.0
580,000	DTE Energy Co., 4.875%, 06/01/2028	582,624	0.2
323,000	DTE Energy Co., 5.100%, 03/01/2029	326,734	0.1
1,025,000 (2)	Enel Finance International NV, 4.125%, 09/30/2028	1,012,958	0.3
86,000	Exelon Corp., 5.150%, 03/15/2029	87,188	0.0
190,000	Georgia Power Co. B, 2.650%, 09/15/2029	179,400	0.1
360,000	Jersey Central Power & Light Co., 4.150%, 01/15/2029	355,750	0.1
195,000 (2)	Liberty Utilities Co., 5.577%, 01/31/2029	198,740	0.1
527,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	525,645	0.2
188,000	National Rural Utilities Cooperative Finance Corp., 5.150%, 06/15/2029	190,981	0.1
180,000	National Rural Utilities Cooperative Finance Corp. D, 4.150%, 08/25/2028	178,566	0.1
231,000 (2)	New York State Electric & Gas Corp., 5.650%, 08/15/2028	235,326	0.1
287,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	273,095	0.1
492,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	492,727	0.1
165,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	165,915	0.0
355,000	NextEra Energy Capital Holdings, Inc., 5.050%, 03/15/2030	359,671	0.1
324,000 (2)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	292,023	0.1
389,000	ONE Gas, Inc., 5.100%, 04/01/2029	394,296	0.1
438,127	PG&E Wildfire Recovery Funding LLC A-1, 3.594%, 06/01/2032	428,116	0.1
129,000	Pinnacle West Capital Corp., 5.150%, 05/15/2030	130,761	0.0

See Accompanying Notes to Financial Statements

59

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
500,000	Public Service Enterprise Group, Inc., 4.800%, 06/15/2031	$498,846	0.1
562,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	572,170	0.2
150,000	SCE Recovery Funding LLC, 4.453%, 03/15/2036	146,857	0.0
144,000	Southern Co., 5.500%, 03/15/2029	147,289	0.0
580,000	Southern Co. Gas Capital Corp. A, 4.050%, 09/15/2028	574,101	0.2
160,000	Southern Power Co. A, 4.250%, 10/01/2030	157,230	0.0
171,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	161,683	0.0
61,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	61,448	0.0
		12,025,254	3.6

	Total Corporate Bonds/ Notes
	(Cost $140,912,929)	140,897,337	41.8

ASSET-BACKED SECURITIES: 17.4%
	Automobile Asset-Backed Securities: 7.0%
1,576,255 (2)	Ally Bank/Utah 2026-A B, 4.709%, 03/15/2034	1,574,105	0.5
550,000	Carmax Auto Owner Trust 2025-2 A4, 4.650%, 11/15/2030	551,544	0.2
300,000	CarMax Auto Owner Trust 2026-1 A3, 4.040%, 03/17/2031	298,000	0.1
300,000	CarMax Select Receivables Trust 2026-B B, 4.880%, 10/15/2032	300,985	0.1
1,700,000	Carvana Auto Receivables Trust 2026-P2 A2, 4.400%, 08/10/2029	1,698,684	0.5
419,018 (2)	Chase Auto Owner Trust 2023-AA A3, 5.680%, 01/25/2029	421,392	0.1
700,000 (2)	Corporate One Auto Receivables Trust 2026-1A A3, 4.150%, 03/15/2030	696,749	0.2
71,881	Drive Auto Receivables Trust 2024-2 A3, 4.500%, 09/15/2028	71,896	0.0
10,013	Drive Auto Receivables Trust 2025-1 A2, 4.870%, 08/15/2028	10,017	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
102,399	Exeter Automobile Receivables Trust 2025-4A A2, 4.530%, 03/15/2028	$102,442	0.0
450,000	Exeter Automobile Receivables Trust 2025-4A A3, 4.390%, 09/17/2029	450,068	0.1
52,728	Exeter Automobile Receivables Trust 2025-5A A2, 4.380%, 06/15/2028	52,756	0.0
550,000	Exeter Automobile Receivables Trust 2026-1A A3, 4.030%, 03/15/2030	547,953	0.2
350,000	Exeter Automobile Receivables Trust 2026-2A A3, 4.450%, 05/15/2030	350,066	0.1
72,218 (2)	First Investors Auto Owner Trust 2025-1A A2, 4.310%, 12/15/2028	72,243	0.0
600,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	601,444	0.2
344,884	Harley-Davidson Motorcycle Trust 2025-A A2A, 4.710%, 07/17/2028	345,251	0.1
1,297,858	Honda Auto Receivables Owner Trust 2025-4 A2A, 4.040%, 06/15/2028	1,296,937	0.4
750,000 (2)	Hyundai Auto Lease Securitization Trust 2025-B A3, 4.530%, 04/17/2028	751,584	0.2
637,163	Nissan Auto Receivables Owner Trust 2025-A A2A, 4.500%, 02/15/2028	637,959	0.2
1,000,000	Nissan Auto Receivables Owner Trust 2026-A A4, 4.640%, 03/15/2032	1,005,543	0.3
950,000 (2)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	951,763	0.3
650,000 (2)	Porsche Innovative Lease Owner Trust 2024-1A A4, 4.660%, 02/20/2030	651,587	0.2
361,569 (2)	Porsche Innovative Lease Owner Trust 2025-1A A2A, 4.600%, 12/20/2027	362,229	0.1

See Accompanying Notes to Financial Statements

60

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
238,671	Santander Drive Auto Receivables Trust 2024-4 A3, 4.850%, 01/16/2029	$238,946	0.1
1,450,000 (2)	SCCU Auto Receivables Trust 2026-1A A3, 4.360%, 08/15/2031	1,440,107	0.4
1,700,000 (2)	SFS Auto Receivables Securitization Trust 2026-2A A2A, 4.270%, 10/22/2029	1,699,228	0.5
342,557 (2)	Tesla Auto Lease Trust 2024-B A3, 4.820%, 10/20/2027	343,039	0.1
616,535 (2)	Tesla Electric Vehicle Trust 2023-1 A3, 5.380%, 06/20/2028	619,187	0.2
800,000	Toyota Auto Receivables Owner Trust 2023-A A4, 4.420%, 08/15/2028	800,904	0.2
550,000 (2)	Toyota Lease Owner Trust 2025-A A3, 4.750%, 02/22/2028	551,201	0.2
1,500,000 (2)	Toyota Lease Owner Trust 2025-B A3, 3.960%, 11/20/2028	1,491,463	0.5
750,000 (2)	Westlake Automobile Receivables Trust 2026-1A A2A, 4.020%, 09/15/2028	749,295	0.2
700,000 (2)	Westlake Automobile Receivables Trust 2026-1A A3, 4.010%, 07/16/2029	697,210	0.2
1,000,000 (2)	Westlake Automobile Receivables Trust 2026-2A A2A, 4.260%, 06/15/2029	999,455	0.3
		23,433,232	7.0

	Credit Card Asset-Backed Securities: 0.5%
1,750,000	Capital One Multi- Asset Execution Trust 2025-A1 A, 3.820%, 09/15/2030	1,730,753	0.5

	Other Asset-Backed Securities: 9.1%
1,150,000 (2)(3)	720 East CLO IV Ltd. 2024-1A A1R, 4.932%, (TSFR3M + 1.260%), 07/15/2039	1,150,482	0.3
1,200,000 (2)(3)	720 East CLO Ltd. 2023-IA A1R, 5.043%, (TSFR3M + 1.370%), 04/15/2038	1,203,096	0.4
900,000 (2)(3)	AB BSL CLO 6 Ltd. 2025-6A AR, 4.995%, (TSFR3M + 1.220%), 07/20/2039	900,448	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
650,000 (2)(3)	Ares LXV CLO Ltd. 2022-65A A1R, 4.787%, (TSFR3M + 1.120%), 07/25/2034	$650,152	0.2
580,000 (2)(3)	Bain Capital Credit CLO Ltd. 2020-5A ARR, 4.825%, (TSFR3M + 1.150%), 04/20/2034	580,198	0.2
1,000,000 (2)(3)	Benefit Street Partners CLO XXI Ltd. 2020- 21A A1R2, 4.913%, (TSFR3M + 1.240%), 01/15/2039	1,001,615	0.3
750,000 (2)(3)	BlueMountain CLO XXVI Ltd. 2019-26A AR2, 4.688%, (TSFR3M + 1.050%), 10/20/2034	750,373	0.2
350,000 (2)(3)	Carlyle US CLO Ltd. 2017-3A A1R2, 5.072%, (TSFR3M + 1.400%), 10/21/2037	350,978	0.1
800,000 (2)(3)	CBAM Ltd. 2017-1A AR2, 5.065%, (TSFR3M + 1.390%), 01/20/2038	802,025	0.2
1,000,000 (2)(3)	CIFC Funding Ltd. 2021-7A AR, 4.756%, (TSFR3M + 1.090%), 01/23/2035	1,000,063	0.3
600,000 (2)(3)	CIFC Funding Ltd. 2022-4A AR, 4.770%, (TSFR3M + 1.090%), 07/16/2035	600,440	0.2
600,000 (2)(3)	CIFC Funding Ltd. 2023-2A AR, 4.802%, (TSFR3M + 1.130%), 01/21/2037	600,528	0.2
750,000 (2)(3)	Empower CLO Ltd. 2022-1A A1R, 5.065%, (TSFR3M + 1.390%), 10/20/2037	750,584	0.2
850,000 (2)(3)	Empower CLO Ltd. 2025-1A A, 4.985%, (TSFR3M + 1.310%), 07/20/2038	850,298	0.3
500,000 (2)(3)	Galaxy XXII CLO Ltd. 2016-22A AR4, 4.700%, (TSFR3M + 1.020%), 04/16/2034	500,319	0.1
1,150,000 (2)(3)	HPS Loan Management Ltd. 2025-25A A, 5.097%, (TSFR3M + 1.430%), 07/26/2038	1,153,059	0.3
1,540,000 (2)(3)	Invesco CLO Ltd. 2021-3A A1R, 4.744%, (TSFR3M + 1.080%), 10/22/2034	1,541,164	0.5
248,166 (2)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	222,111	0.1

See Accompanying Notes to Financial Statements

61

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
400,000	John Deere Owner Trust 2025 2025-A A4, 4.420%, 02/17/2032	$399,531	0.1
1,300,000 (2)(3)	KKR Clo 33 Ltd. 33A AR, 4.755%, (TSFR3M + 1.080%), 07/20/2034	1,300,198	0.4
300,000 (2)	Kubota Credit Owner Trust 2025-2A A4, 4.570%, 11/15/2030	300,741	0.1
500,000 (2)(3)	Madison Park Funding XXX Ltd. 2018-30A A1R, 5.040%, (TSFR3M + 1.360%), 07/16/2037	500,707	0.1
600,000 (2)(3)	Magnetite XXIII Ltd. 2019-23A AR2, 4.657%, (TSFR3M + 0.990%), 01/25/2035	600,307	0.2
550,000 (2)(3)	Magnetite XXXI Ltd. 2021-31A A1R, 4.673%, (TSFR3M + 1.000%), 07/15/2034	550,075	0.2
500,000 (2)(3)	Market Street CLO Ltd. I 2025-1A A1, 5.275%, (TSFR3M + 1.600%), 07/20/2038	501,765	0.2
1,080,000 (2)(3)	Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, 5.035%, (TSFR3M + 1.360%), 10/18/2038	1,082,362	0.3
1,150,000 (2)(3)	Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A AR, 4.759%, (TSFR3M + 1.090%), 04/16/2035	1,150,731	0.3
1,000,000 (2)(3)	Octagon Investment Partners 48 Ltd. 2020- 3A A1R2, 5.033%, (TSFR3M + 1.360%), 01/15/2038	1,002,400	0.3
1,000,000 (2)(3)	Octagon Investment Partners 49 Ltd. 2020- 5A ARR, 4.793%, (TSFR3M + 1.120%), 04/15/2037	998,899	0.3
158,189 (2)(3)	OZLM XV Ltd. 2016- 15A A1R3, 4.725%, (TSFR3M + 1.050%), 04/20/2033	158,311	0.0
600,000 (2)	PFS Financing Corp. 2023-C A, 5.520%, 10/15/2028	602,252	0.2
1,300,000 (2)(3)	Rad CLO 6 Ltd. 2019- 6A A1R, 5.065%, (TSFR3M + 1.390%), 10/20/2037	1,302,385	0.4
800,000 (2)	SoFi Consumer Loan Program Trust 2025-1 B, 5.120%, 02/27/2034	804,264	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
800,000 (2)(3)	Sound Point CLO XXIII 2019-2A AR, 5.105%, (TSFR3M + 1.432%), 07/15/2034	$800,562	0.2
850,000 (2)(3)	Sound Point CLO XXIX Ltd. 2021-1A AR, 4.717%, (TSFR3M + 1.050%), 04/25/2034	850,614	0.3
238,912 (2)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 4.923%, (TSFR3M + 1.250%), 07/15/2032	239,043	0.1
300,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A3, 4.290%, 10/16/2028	300,038	0.1
300,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A4, 4.290%, 07/15/2031	299,517	0.1
400,000 (2)	Volvo Financial Equipment LLC Series 2025-1A A3, 4.460%, 05/15/2029	400,433	0.1
500,000 (2)(3)	Wellman Park CLO Ltd. 2021-1A AR, 5.023%, (TSFR3M + 1.350%), 07/15/2037	500,217	0.1
1,000,000 (2)(3)	Wind River CLO Ltd. 2022-1A ARR, 4.807%, (TSFR3M + 1.150%), 07/20/2035	1,000,256	0.3
400,000 (2)(3)	Wind River CLO Ltd. 2024-1A AR, 4.981%, (TSFR3M + 1.330%), 04/20/2037	400,754	0.1
		30,654,295	9.1

	Student Loan Asset-Backed Securities: 0.8%
125,483 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	121,194	0.0
146,938 (2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	137,722	0.0
78,671 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	71,989	0.0
149,874 (2)	Navient Private Education Refi Loan Trust 2021-FA A, 1.110%, 02/18/2070	132,394	0.0
670,448 (2)	Navient Private Education Refi Loan Trust 2022-BA A, 4.160%, 10/15/2070	650,138	0.2

See Accompanying Notes to Financial Statements

62

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
917,786 (2)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	$931,441	0.3
596,189 (2)	SMB Private Education Loan Trust 2025- A A1A, 5.130%, 04/15/2054	596,975	0.2
199,954 (2)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	174,689	0.1
		2,816,542	0.8

	Total Asset-Backed Securities
	(Cost $58,715,668)	58,634,822	17.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 14.6%
1,000,000 (2)(3)	ACREC LLC 2026-FL4 A, 5.087%, (TSFR1M + 1.450%), 01/18/2043	1,002,984	0.3
2,000,000 (2)(3)	ACREC LLC 2026-FL5 A, 4.950%, (TSFR1M + 1.350%), 07/18/2043	2,005,001	0.6
1,000,000 (2)(3)	ACRES Commercial Realty Issuer LLC 2026-FL4 A, 5.087%, (TSFR1M + 1.450%), 08/18/2044	1,003,175	0.3
1,000,000 (2)(3)	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 A, 4.993%, (TSFR1M + 1.354%), 01/20/2043	1,002,314	0.3
1,000,000 (2)(3)	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 A, 5.139%, (TSFR1M + 1.500%), 09/20/2043	1,004,421	0.3
1,000,000 (2)(3)	AREIT Ltd. 2025- CRE10 A, 5.024%, (TSFR1M + 1.388%), 12/17/2029	1,001,509	0.3
1,000,000 (2)(3)	ARES1 2024-IND2 A, 5.068%, (TSFR1M + 1.443%), 10/15/2034	1,004,133	0.3
1,000,000 (2)(3)	BDS LLC 2026-FL17 A, 4.989%, (TSFR1M + 1.350%), 05/19/2043	1,002,564	0.3
834,297 (2)(3)	BFLD Mortgage Trust 2024-WRHS A, 5.117%, (TSFR1M + 1.492%), 07/15/2039	835,694	0.2
1,522,034 (2)(3)	BLP Commercial Mortgage Trust 2024- IND2 B, 5.317%, (TSFR1M + 1.692%), 03/15/2041	1,526,028	0.5
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000 (2)(3)	BSPDF Issuer LLC 2026-FL4 A, 5.087%, (TSFR1M + 1.450%), 11/18/2043	$1,503,547	0.4
1,000,000 (2)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.022%, (TSFR1M + 1.386%), 01/17/2043	1,002,829	0.3
821,073 (2)(3)	BX 2024-PALM A, 5.166%, (TSFR1M + 1.541%), 06/15/2037	822,189	0.2
877,167 (2)(3)	BX Commercial Mortgage Trust 2021- ACNT B, 4.989%, (TSFR1M + 1.364%), 11/15/2038	877,278	0.3
1,198,975 (2)(3)	BX Commercial Mortgage Trust 2024- AIR2 B, 5.418%, (TSFR1M + 1.792%), 10/15/2041	1,203,867	0.4
1,000,000 (2)(3)	BX Commercial Mortgage Trust 2026- AHP B, 5.250%, (TSFR1M + 1.650%), 06/15/2043	1,002,691	0.3
778,260 (2)(3)	BX Trust 2025-LUNR B, 5.475%, (TSFR1M + 1.850%), 06/15/2040	781,430	0.2
500,000 (2)(3)	BX Trust 2025-VOLT B, 5.725%, (TSFR1M + 2.100%), 12/15/2044	501,478	0.1
1,000,000 (2)(3)	BX Trust 2026-ORBT A, 5.030%, (TSFR1M + 1.400%), 07/15/2043	1,001,250	0.3
1,635,793 (2)(3)	BXSC Commercial Mortgage Trust 2022- WSS B, 5.718%, (TSFR1M + 2.092%), 03/15/2035	1,637,375	0.5
308,983 (2)(3)	BXSC Commercial Mortgage Trust 2022- WSS C, 6.017%, (TSFR1M + 2.391%), 03/15/2035	309,296	0.1
1,500,000 (2)(3)	CSTL Commercial Mortgage Trust 2024- GATE B, 5.221%, 11/10/2041	1,491,336	0.4
1,000,000 (2)(3)	Dwightl2 Issuer LLC 2026-FL2 A, 5.000%, (TSFR1M + 1.400%), 01/18/2044	1,001,647	0.3
1,500,000 (2)	ELM Trust 2024- ELM B15, 6.195%, 06/10/2039	1,500,083	0.4
963,133 (2)(3)	Extended Stay America Trust 2025-ESH B, 5.225%, (TSFR1M + 1.600%), 10/15/2042	967,534	0.3

See Accompanying Notes to Financial Statements

63

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
936,920 (2)(3)	Extended Stay America Trust 2026-ESH2 B, 5.025%, (TSFR1M + 1.400%), 02/15/2043	$941,124	0.3
1,000,000 (2)(3)	FS Commercial Mortgage Trust 2026- PALM A, 5.050%, (TSFR1M + 1.400%), 07/15/2041	1,000,000	0.3
700,000 (2)(3)	FS Trust 2026-HULA B, 5.275%, (TSFR1M + 1.650%), 03/15/2041	702,682	0.2
27,667	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	27,324	0.0
500,000 (2)	ICNQ Mortgage Trust 2024-MF A, 5.778%, 12/10/2034	509,478	0.2
1,500,000 (2)(3)	ILPT Commercial Mortgage Trust 2025- LPF2 A, 5.468%, 07/13/2042	1,508,849	0.4
1,000,000 (2)(3)	INCREFl3 LLC 2026- FL3 A, 5.050%, (TSFR1M + 1.400%), 01/19/2044	1,002,187	0.3
1,300,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2021- NYAH B, 5.080%, (TSFR1M + 1.454%), 06/15/2038	1,204,292	0.4
1,000,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2026- FUN A, 5.250%, (TSFR1M + 1.650%), 06/15/2039	1,003,005	0.3
934,375 (2)(3)	KRE Commercial Mortgage Trust 2025- AIP4 A, 4.925%, (TSFR1M + 1.300%), 03/15/2042	934,250	0.3
1,000,000 (2)(3)	KSL Commercial Mortgage Trust 2026- HT3 B, 5.400%, (TSFR1M + 1.800%), 06/15/2043	1,003,760	0.3
500,000 (2)(3)	LoanCore Issuer LLC 2025-CRE9 A, 5.087%, (TSFR1M + 1.450%), 08/18/2042	501,846	0.1
2,000,000 (2)(3)	LSTR Trust 2026-HTL6 A, 5.125%, (TSFR1M + 1.500%), 12/15/2040	2,000,519	0.6
1,000,000 (2)(3)	MAD Commercial Mortgage Trust 2025- 11MD A, 4.912%, 10/15/2042	992,036	0.3
46,694 (2)(3)	MHP 2022-MHIL B, 4.739%, (TSFR1M + 1.114%), 01/15/2039	46,699	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,250,000 (2)(3)	MHP Commercial Mortgage Trust 2025- MHIL2 B, 5.425%, (TSFR1M + 1.800%), 09/15/2040	$1,252,847	0.4
1,200,000 (2)(3)	ONNI Commercial Mortgage Trust 2024- APT A, 5.753%, 07/15/2039	1,209,626	0.4
2,000,000 (2)(3)	PFP Ltd. 2026-14 A, 4.970%, (TSFR1M + 1.320%), 12/18/2043	2,001,252	0.6
1,000,000 (2)(3)	PRM Trust 2025-PRM6 A, 4.630%, 07/05/2033	989,481	0.3
500,000 (2)(3)	SCG Commercial Mortgage Trust 2025- FLWR A, 4.875%, (TSFR1M + 1.250%), 08/15/2042	500,884	0.1
1,000,000 (2)(3)	STWD LLC 2025-FL4 A, 5.089%, (TSFR1M + 1.450%), 11/19/2042	1,003,680	0.3
583,554 (2)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	585,505	0.2
999,891 (2)(3)	Wells Fargo Commercial Mortgage Trust 2025-B33RP A, 4.975%, (TSFR1M + 1.350%), 08/15/2042	1,001,742	0.3
218,686 (2)(3)	WMRK Commercial Mortgage Trust 2022- WMRK A, 6.414%, (TSFR1M + 2.789%), 11/15/2027	219,298	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $48,976,692)	49,134,019	14.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.4%
972,874 (2)(3)	Chase Home Lending Mortgage Trust 2026-4 A4, 5.500%, 02/25/2057	971,579	0.3
973,990 (2)(3)	Chase Home Lending Mortgage Trust Series 2026-JINV1 A4A, 5.000%, 06/25/2054	960,866	0.3
488,773 (3)	Fannie Mae REMIC Trust 2006-43 FJ, 4.152%, (SOFR30A + 0.524%), 06/25/2036	486,834	0.1
192,045 (3)	Fannie Mae REMIC Trust 2007-14 PF, 3.932%, (SOFR30A + 0.304%), 03/25/2037	189,644	0.1
700,281 (3)	Fannie Mae REMIC Trust 2007-75 AF, 4.012%, (SOFR30A + 0.384%), 08/25/2037	694,046	0.2

See Accompanying Notes to Financial Statements

64

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
109,523 (3)	Fannie Mae REMIC Trust 2010-123 FL, 4.172%, (SOFR30A + 0.544%), 11/25/2040	$109,013	0.0
237,671 (3)	Fannie Mae REMIC Trust 2010-136 FG, 4.242%, (SOFR30A + 0.614%), 12/25/2030	238,111	0.1
690,235 (3)	Fannie Mae REMIC Trust 2011-51 FM, 4.392%, (SOFR30A + 0.764%), 06/25/2041	690,673	0.2
7,418 (3)	Fannie Mae REMIC Trust 2011-68 F, 4.012%, (SOFR30A + 0.384%), 07/25/2031	7,415	0.0
42,762 (3)	Fannie Mae REMIC Trust 2011-96 FN, 4.242%, (SOFR30A + 0.614%), 10/25/2041	42,646	0.0
176,183 (3)	Fannie Mae REMIC Trust 2013-34 PF, 4.092%, (SOFR30A + 0.464%), 08/25/2042	175,386	0.1
2,592,130 (3)	Fannie Mae REMIC Trust 2024-103 FH, 4.878%, (SOFR30A + 1.250%), 01/25/2055	2,609,728	0.8
297,485 (3)	Fannie Mae REMIC Trust 2024-103 FM, 5.128%, (SOFR30A + 1.500%), 01/25/2055	301,589	0.1
2,645,622 (3)	Fannie Mae REMIC Trust 2024-15 FD, 4.978%, (SOFR30A + 1.350%), 04/25/2054	2,655,955	0.8
360,541 (3)	Fannie Mae REMIC Trust 2024-86 FA, 5.078%, (SOFR30A + 1.450%), 12/25/2054	365,516	0.1
2,274,834 (3)	Fannie Mae REMIC Trust 2024-88 DF, 4.878%, (SOFR30A + 1.250%), 12/25/2054	2,290,871	0.7
11,816 (2)(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	10,714	0.0
198,166 (2)(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	172,381	0.1
1,205,283 (3)	Freddie Mac REMIC Trust 3119 PF, 4.007%, (SOFR30A + 0.414%), 02/15/2036	1,196,387	0.4
742,073 (3)	Freddie Mac REMIC Trust 3153 UF, 4.137%, (SOFR30A + 0.544%), 05/15/2036	739,513	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
274,449 (3)	Freddie Mac REMIC Trust 3626 FA, 4.357%, (SOFR30A + 0.764%), 05/15/2036	$275,426	0.1
161,136 (3)	Freddie Mac REMIC Trust 4508 CF, 4.107%, (SOFR30A + 0.514%), 09/15/2045	160,017	0.0
173,317 (3)	Freddie Mac REMIC Trust 4879 DF, 4.107%, (SOFR30A + 0.514%), 08/15/2034	172,566	0.1
3,470,141 (3)	Freddie Mac REMIC Trust 5410 DF, 5.078%, (SOFR30A + 1.450%), 05/25/2054	3,499,112	1.0
1,345,957 (3)	Freddie Mac REMIC Trust 5472 FE, 4.978%, (SOFR30A + 1.350%), 11/25/2054	1,358,566	0.4
572,223 (3)	Freddie Mac REMIC Trust 5481 FA, 5.028%, (SOFR30A + 1.400%), 12/25/2054	578,499	0.2
316,003 (3)	Freddie Mac REMIC Trust 5483 FD, 4.928%, (SOFR30A + 1.300%), 12/25/2054	318,583	0.1
1,583,080 (3)	Freddie Mac REMIC Trust 5507 FG, 5.028%, (SOFR30A + 1.400%), 02/25/2055	1,602,720	0.5
6,762,963 (3)	Freddie Mac REMIC Trust 5609 F, 4.678%, (SOFR30A + 1.050%), 12/25/2055	6,761,989	2.0
905,277 (2)(3)	GCAT Trust 2025-INV3 A5, 6.000%, 08/25/2055	908,641	0.3
256,288 (3)	Ginnie Mae 2012-H11 FA, 4.461%, (TSFR1M + 0.814%), 02/20/2062	256,864	0.1
38,018 (3)	Ginnie Mae 2014-H05 FB, 4.361%, (TSFR1M + 0.714%), 12/20/2063	38,052	0.0
376,307 (3)	Ginnie Mae 2015-H30 FE, 4.361%, (TSFR1M + 0.714%), 11/20/2065	376,545	0.1
334,882 (3)	Ginnie Mae 2016-H06 FD, 4.681%, (TSFR1M + 1.034%), 07/20/2065	337,196	0.1
267,141 (3)	Ginnie Mae 2016-H16 FE, 5.161%, (TSFR12M + 1.095%), 06/20/2066	269,090	0.1
81,563 (3)	Ginnie Mae 2017-H09 FG, 4.231%, (TSFR1M + 0.584%), 03/20/2067	81,484	0.0
643,231 (3)	Ginnie Mae 2020-H09 NF, 5.011%, (TSFR1M + 1.364%), 04/20/2070	651,078	0.2

See Accompanying Notes to Financial Statements

65

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,167,947 (3)	Ginnie Mae 2020-H13 FC, 4.211%, (TSFR1M + 0.564%), 07/20/2070	$2,159,100	0.6
448,733	Ginnie Mae 2023- 86 DA, 5.500%, 08/20/2050	449,258	0.1
316,448 (3)	Ginnie Mae 2024-64 UF, 4.859%, (SOFR30A + 1.250%), 04/20/2054	318,711	0.1
2,186,352 (3)	Ginnie Mae 2025-192 FN, 4.659%, (SOFR30A + 1.050%), 11/20/2055	2,175,761	0.6
390,757 (3)	Ginnie Mae 2025-51 FB, 4.759%, (SOFR30A + 1.150%), 03/20/2055	391,797	0.1
222,490 (3)	Ginnie Mae 2025-89 FB, 5.059%, (SOFR30A + 1.450%), 05/20/2055	225,867	0.1
445,591 (3)	Ginnie Mae 2025-89 FG, 5.009%, (SOFR30A + 1.400%), 05/20/2055	451,547	0.1
5,021 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	4,682	0.0
976,272 (2)(3)	GS Mortgage-Backed Securities Trust 2026- PJ6 A4, 5.500%, 09/25/2056	974,288	0.3
892,473 (2)(3)	GS Mortgage-Backed Securities Trust 2026- PJ7 A2, 5.000%, 10/25/2056	875,803	0.3
800,000 (2)(3)	GS Mortgage-Backed Securities Trust 2026- PJ8 A27, 5.209%, (SOFR30A + 1.600%), 11/25/2056	801,944	0.2
180,394 (2)(3)	J.P. Morgan Mortgage Trust 2022-8 A17, 4.500%, 01/25/2053	168,665	0.1
119,142 (2)(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	107,481	0.0
743,271 (2)(3)	JP Morgan Mortgage Trust Series 2024-8 A3, 5.500%, 01/25/2055	740,508	0.2
250,584 (2)(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	205,256	0.1
1,266,134 (2)(3)	OBX Trust 2023-J1 A3, 4.500%, 01/25/2053	1,224,964	0.4
573,122 (2)(3)	OBX Trust 2026-J1 AF, 4.978%, (SOFR30A + 1.350%), 02/25/2056	574,031	0.2
491,080 (2)(3)	PMT Loan Trust 2026- CNF4 A6, 5.000%, 05/25/2057	485,548	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
462,740 (2)(3)	Rate Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	$379,635	0.1
800,000 (2)(3)	RATE Mortgage Trust 2026-J2 A27, 5.243%, (SOFR30A + 1.650%), 07/25/2056	801,637	0.2
493,135	Seasoned Credit Risk Transfer Trust Series 2018-2 MA, 3.500%, 11/25/2057	477,325	0.1
111,352 (2)(3)	Sequoia Mortgage Trust 2014-4 B3, 3.895%, 11/25/2044	107,776	0.0
28,425 (2)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	26,380	0.0
967,557 (2)(3)	Sequoia Mortgage Trust 2026-5 A4, 5.500%, 05/25/2056	966,071	0.3
800,000 (2)(3)	Sequoia Mortgage Trust 2026-8 A26F, 5.309%, (SOFR30A + 1.700%), 06/26/2056	792,878	0.2
144,952 (2)(3)	Wells Fargo Mortgage Backed Securities Trust 2020-1 A17, 3.000%, 12/25/2049	125,826	0.0

	Total Collateralized Mortgage Obligations
	(Cost $48,630,372)	48,568,034	14.4

U.S. TREASURY OBLIGATIONS: 6.0%
	United States Treasury Notes: 6.0%
189,400	1.250%, 11/30/2026	187,305	0.1
107,900	1.500%, 01/31/2027	106,355	0.0
128,900	1.500%, 11/30/2028	121,078	0.0
1,295,800	3.375%, 09/15/2027	1,284,158	0.4
80,000	3.500%, 10/31/2027	79,319	0.0
50,000	3.875%, 03/31/2028	49,760	0.0
9,607,200	4.000%, 01/15/2027	9,608,433	2.9
700,000	4.000%, 05/31/2028	698,004	0.2
3,027,200	4.125%, 06/30/2028	3,025,722	0.9
3,121,000	4.125%, 06/15/2029	3,118,196	0.9
217,800	4.125%, 06/30/2031	217,043	0.1
107,600	4.250%, 05/31/2033	107,213	0.0
1,675,400	4.250%, 06/30/2033	1,668,986	0.5
69,000	4.375%, 12/15/2026	69,168	0.0
16,500	4.375%, 05/15/2036	16,413	0.0
		20,357,153	6.0

	Total U.S. Treasury Obligations
	(Cost $20,406,056)	20,357,153	6.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
2,881	6.500%, 10/01/2032	2,984	0.0

See Accompanying Notes to Financial Statements

66

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
2,238	7.000%, 10/01/2032	$2,363	0.0
		5,347	0.0

	Total U.S. Government Agency Obligations
	(Cost $5,192)	5,347	0.0

	Total Long-Term Investments
	(Cost $317,646,909)	317,596,712	94.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
	Commercial Paper: 4.8%
2,000,000 (4)	American Honda Finance Corp., 4.100%, 08/05/2026	1,991,944	0.6
1,300,000 (4)	AutoZone Disc, 3.880%, 07/01/2026	1,299,862	0.4
3,500,000 (4)	BASF SE, 3.960%, 07/10/2026	3,496,211	1.0
3,000,000 (4)	Charles Schwab Corp., 3.870%, 09/08/2026	2,977,872	0.9
2,000,000 (4)	Cigna Group, 3.970%, 07/06/2026	1,998,696	0.6
1,000,000 (4)	Constellation Energy Corp., 4.500%, 07/06/2026	999,260	0.3
3,500,000 (4)	Entergy Corp., 4.110%, 08/21/2026	3,479,606	1.0
	Total Commercial Paper
	(Cost $16,244,051)	16,243,451	4.8

	Repurchase Agreements: 1.1%
838,206 (5)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $838,290, collateralized by a U.S. Government Security, 4.125%, Market Value plus accrued interest $854,970, due 03/31/29)	838,206	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,020,000, due 04/07/28-06/20/56)	$1,000,000	0.3
1,000,000 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $1,020,000, due 08/15/28-07/01/56)	1,000,000	0.3
1,000,000 (5)	TD Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 4.500%-6.000%, Market Value plus accrued interest $1,020,000, due 10/20/54-05/20/56)	1,000,000	0.3
	Total Repurchase Agreements
	(Cost $3,838,206)	3,838,206	1.1

See Accompanying Notes to Financial Statements

67

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.0%
8,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $8,000)	$8,000	0.0

	Total Short-Term Investments
	(Cost $20,090,257)	$20,089,657	5.9
	Total Investments in Securities
	(Cost $337,737,166)	$337,686,369	100.1
	Liabilities in Excess of Other Assets	(376,844)	(0.1)
	Net Assets	$337,309,525	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Security, or a portion of the security, is on loan.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.

(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)	Rate shown is the 7-day yield as of June 30, 2026.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR12M	12-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

68

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$140,897,337	$—	$140,897,337
Asset-Backed Securities	—	58,634,822	—	58,634,822
Commercial Mortgage-Backed Securities	—	49,134,019	—	49,134,019
Collateralized Mortgage Obligations	—	48,568,034	—	48,568,034
U.S. Treasury Obligations	—	20,357,153	—	20,357,153
U.S. Government Agency Obligations	—	5,347	—	5,347
Short-Term Investments	8,000	20,081,657	—	20,089,657
Total Investments, at fair value	$8,000	$337,678,369	$—	$337,686,369
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	30,330	—	30,330
Total Assets	$8,000	$337,708,699	$—	$337,716,699
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(47,036)	$—	$(47,036)
Futures	(442,778)	—	—	(442,778)
OTC total return swaps	—	(326,879)	—	(326,879)
Total Liabilities	$(442,778)	$(373,915)	$—	$(816,693)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
U.S. Treasury 2-Year Note	784	09/30/26	$161,608,125	$(217,593)
			$161,608,125	$(217,593)

Short Contracts:
U.S. Treasury 5-Year Note	(183)	09/30/26	(19,589,578)	(65,732)
U.S. Treasury 10-Year Note	(33)	09/21/26	(3,626,391)	(29,461)
U.S. Treasury Long Bond	(28)	09/21/26	(3,178,000)	(78,272)
U.S. Treasury Ultra 10-Year Note	(7)	09/21/26	(787,281)	(10,126)
U.S. Treasury Ultra Long Bond	(14)	09/21/26	(1,626,188)	(41,594)
			$(28,807,438)	$(225,185)

At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Limited Maturity Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index,
Series 46, Version 1	Sell	1.000	06/20/31	USD	34,000,000	$746,427	$30,330
						$746,427	$30,330

See Accompanying Notes to Financial Statements

69

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Limited Maturity Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.490%	Annual	02/02/27	USD	17,300,000	$(47,036)	$(47,036)
								$(47,036)	$(47,036)

At June 30, 2026, the following OTC total return swaps were outstanding for Voya Limited Maturity Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	U.S. Treasury 30- Year Bond	At Termination Date	(1-day Secured Overnight Financing Rate 1 Day + 1.45%)	At Termination Date	JPMorgan Chase Bank N.A.	10/15/26	USD	40,000,000	$(144,199)	$—	$(144,199)
Receive	U.S. Treasury Note	At Termination Date	(1-day Secured Overnight Financing Rate 1 Day + 1.45%)	At Termination Date	JPMorgan Chase Bank N.A.	10/15/26	USD	18,000,000	(182,680)	—	(182,680)
									$(326,879)	$—	$(326,879)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Variation margin receivable on centrally cleared swaps*	$30,330
Total Asset Derivatives		$30,330

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$442,778
Interest rate contracts	Variation margin payable on centrally cleared swaps*	47,036
Interest rate contracts	Unrealized depreciation on OTC swap agreements	326,879
Total Liability Derivatives		$816,693

See Accompanying Notes to Financial Statements

70

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Written options	Total
Credit contracts	$—	$(9,212)	$—	$(9,212)
Interest rate contracts	(887,164)	30,489	57,736	(798,939)
Total	$(887,164)	$21,277	$57,736	$(808,151)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Written options	Total
Credit contracts	$—	$30,330	$(32,365)	$(2,035)
Interest rate contracts	(524,768)	(373,915)	—	(898,683)
Total	$(524,768)	$(343,585)	$(32,365)	$(900,718)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

JPMorgan Chase Bank N.A.
Liabilities:
OTC total return swaps	$326,879
Total Liabilities	$326,879
Net OTC derivative instruments by counterparty, at fair value	$(326,879)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(326,879)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $337,841,455.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$880,647
Gross Unrealized Depreciation	(1,822,096)
Net Unrealized Depreciation	$(941,449)

See Accompanying Notes to Financial Statements

71

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 9.5%
265,398	Alphabet, Inc. - Class A	$94,845,283	3.2
213,924	Alphabet, Inc. - Class C	75,585,767	2.6
314,468	AT&T, Inc.	6,509,488	0.2
3,785 (1)	Charter Communications, Inc. - Class A	538,265	0.0
161,244	Comcast Corp. - Class A	3,958,540	0.1
6,143 (1)	EchoStar Corp. - Class A	623,514	0.0
10,216	Electronic Arts, Inc.	2,094,689	0.1
9,028	Fox Corp. - Class A	470,900	0.0
6,293	Fox Corp. - Class B	294,764	0.0
7,162 (1)(2)	Live Nation Entertainment, Inc.	1,311,434	0.0
99,389	Meta Platforms, Inc. - Class A	55,984,830	1.9
190,572 (1)	Netflix, Inc.	13,606,841	0.5
16,514	News Corp. - Class A	410,043	0.0
5,576	News Corp. - Class B	156,463	0.0
12,899	Omnicom Group, Inc.	939,434	0.0
14,233 (2)	Paramount Skydance Corp. - Class B	140,337	0.0
7,895 (1)	Take-Two Interactive Software, Inc.	1,973,592	0.1
2,850	TKO Group Holdings, Inc.	573,733	0.0
21,061	T-Mobile US, Inc.	3,532,562	0.1
19,325 (1)	Trade Desk, Inc. - Class A	349,396	0.0
188,977	Verizon Communications, Inc.	8,001,286	0.3
78,591	Walt Disney Co.	7,564,384	0.3
112,167 (1)	Warner Bros Discovery, Inc.	2,990,372	0.1
		282,455,917	9.5

	Consumer Discretionary: 9.2%
18,915 (1)	Airbnb, Inc. - Class A	2,706,736	0.1
443,063 (1)	Amazon.com, Inc.	105,599,635	3.6
9,578 (1)	Aptiv PLC	587,898	0.0
746 (1)	AutoZone, Inc.	2,384,171	0.1
8,892	Best Buy Co., Inc.	674,725	0.0
35,069	Booking Holdings, Inc.	6,250,699	0.2
58,187	Carnival Corp. Ltd.	1,662,403	0.1
32,418 (1)	Carvana Co.	2,133,753	0.1
58,054 (1)	Chipotle Mexican Grill, Inc.	1,973,836	0.1
11,936	D.R. Horton, Inc.	1,944,136	0.1
5,184	Darden Restaurants, Inc.	1,067,956	0.0
6,424 (1)	Deckers Outdoor Corp.	637,839	0.0
1,385	Domino’s Pizza, Inc.	410,015	0.0
17,127 (1)	DoorDash, Inc. - Class A	3,160,445	0.1
20,095	eBay, Inc.	2,245,616	0.1
5,182	Expedia Group, Inc.	1,325,970	0.1
177,132	Ford Motor Co.	2,462,135	0.1
7,415	Garmin Ltd.	1,761,359	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
40,808	General Motors Co.	$3,145,481	0.1
6,229	Genuine Parts Co.	734,897	0.0
6,083	Hasbro, Inc.	502,395	0.0
10,303	Hilton Worldwide Holdings, Inc.	3,404,729	0.1
45,078	Home Depot, Inc.	15,898,109	0.5
13,495	Las Vegas Sands Corp.	623,334	0.0
9,742	Lennar Corp. - Class A	881,554	0.0
25,347	Lowe’s Cos., Inc.	5,588,760	0.2
4,739 (1)	Lululemon Athletica, Inc.	541,099	0.0
9,905	Marriott International, Inc. - Class A	3,670,694	0.1
32,156	McDonald’s Corp.	8,692,088	0.3
8,755 (1)	MGM Resorts International	418,577	0.0
54,287	NIKE, Inc. - Class B	2,228,481	0.1
20,774 (1)	Norwegian Cruise Line Holdings Ltd.	438,539	0.0
122 (1)	NVR, Inc.	831,235	0.0
37,506 (1)	O’Reilly Automotive, Inc.	3,453,927	0.1
8,621	PulteGroup, Inc.	1,182,887	0.0
1,749	Ralph Lauren Corp.	702,066	0.0
14,580	Ross Stores, Inc.	3,103,353	0.1
11,288	Royal Caribbean Cruises Ltd.	3,584,279	0.1
51,580	Starbucks Corp.	5,270,960	0.2
9,144	Tapestry, Inc.	1,338,499	0.1
127,415 (1)	Tesla, Inc.	53,590,749	1.8
50,047	TJX Cos., Inc.	7,582,120	0.3
23,736	Tractor Supply Co.	750,295	0.0
1,971 (1)	Ulta Beauty, Inc.	888,882	0.0
5,329	Williams-Sonoma, Inc.	1,242,190	0.1
3,796	Wynn Resorts Ltd.	368,554	0.0
12,474	Yum! Brands, Inc.	1,994,094	0.1
		271,642,154	9.2

	Consumer Staples: 4.5%
75,576	Altria Group, Inc.	5,437,693	0.2
21,798	Archer-Daniels-Midland Co.	1,665,367	0.1
7,797	Brown-Forman Corp. - Class B	207,790	0.0
6,176	Bunge Global SA	659,165	0.0
1,673	Casey’s General Stores, Inc.	1,329,684	0.1
10,724	Church & Dwight Co., Inc.	1,038,941	0.0
5,517	Clorox Co.	526,543	0.0
175,249	Coca-Cola Co.	14,242,486	0.5
36,215	Colgate-Palmolive Co.	3,320,191	0.1
6,312	Constellation Brands, Inc. - Class A	877,936	0.0
20,079	Costco Wholesale Corp.	18,783,302	0.6
9,967	Dollar General Corp.	1,147,301	0.0
8,196 (1)	Dollar Tree, Inc.	991,306	0.0

See Accompanying Notes to Financial Statements

72

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
11,192	Estee Lauder Cos., Inc. - Class A	$883,608	0.0
24,153	General Mills, Inc.	840,525	0.0
6,721	Hershey Co.	1,179,200	0.1
13,304	Hormel Foods Corp.	330,205	0.0
4,868	JM Smucker Co.	547,650	0.0
86,906	Kenvue, Inc.	1,660,774	0.1
61,623	Keurig Dr Pepper, Inc.	2,016,921	0.1
15,055	Kimberly-Clark Corp.	1,652,587	0.1
38,639	Kraft Heinz Co.	912,653	0.0
25,672	Kroger Co.	1,425,566	0.1
11,571	McCormick & Co., Inc.	583,410	0.0
7,261	Molson Coors Beverage Co. - Class B	282,889	0.0
58,142	Mondelez International, Inc. - Class A	3,362,933	0.1
32,350 (1)	Monster Beverage Corp.	3,109,482	0.1
61,857	PepsiCo, Inc.	8,375,438	0.3
70,537	Philip Morris International, Inc.	12,760,849	0.4
105,412	Procter & Gamble Co.	15,457,616	0.5
21,642	Sysco Corp.	1,808,838	0.1
20,538	Target Corp.	2,682,468	0.1
12,768	Tyson Foods, Inc. - Class A	730,968	0.0
198,413	Walmart, Inc.	22,472,256	0.8
		133,304,541	4.5

	Energy: 2.9%
15,997	APA Corp.	521,022	0.0
44,824	Baker Hughes Co.	2,487,732	0.1
10,868	Chesapeake Energy Corp.	991,053	0.0
84,728	Chevron Corp.	14,044,513	0.5
55,137	ConocoPhillips	5,732,043	0.2
52,221	Devon Energy Corp.	2,157,772	0.1
8,804	Diamondback Energy, Inc.	1,547,567	0.1
24,106	EOG Resources, Inc.	3,127,271	0.1
28,307	EQT Corp.	1,505,083	0.0
187,592	Exxon Mobil Corp.	25,647,578	0.9
37,808	Halliburton Co.	1,283,582	0.0
88,608	Kinder Morgan, Inc.	2,832,798	0.1
13,212	Marathon Petroleum Corp.	3,377,912	0.1
32,861	Occidental Petroleum Corp.	1,596,059	0.1
28,541	ONEOK, Inc.	2,481,355	0.1
18,145	Phillips 66	3,067,412	0.1
67,663	Schlumberger NV	3,145,653	0.1
9,714	Targa Resources Corp.	2,604,712	0.1
2,622	Texas Pacific Land Corp.	1,147,492	0.0
13,439	Valero Energy Corp.	3,500,053	0.1
55,392	Williams Cos., Inc.	4,117,841	0.1
		86,916,503	2.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 11.6%
20,732	Aflac, Inc.	$2,430,827	0.1
11,650	Allstate Corp.	2,772,001	0.1
24,087	American Express Co.	8,147,428	0.3
23,996	American International Group, Inc.	1,788,422	0.1
4,069	Ameriprise Financial, Inc.	1,866,694	0.1
9,666	Aon PLC - Class A	3,206,116	0.1
20,874	Apollo Global Management, Inc.	2,469,603	0.1
15,749 (1)	Arch Capital Group Ltd.	1,528,598	0.1
9,546 (2)	Ares Management Corp. - Class A	1,062,565	0.0
11,627	Arthur J Gallagher & Co.	2,669,210	0.1
2,242	Assurant, Inc.	602,044	0.0
295,483	Bank of America Corp.	16,836,621	0.6
31,064	Bank of New York Mellon Corp.	4,492,165	0.2
82,973 (1)	Berkshire Hathaway, Inc. - Class B	41,518,859	1.4
6,534	Blackrock, Inc.	6,282,833	0.2
33,621	Blackstone, Inc.	3,956,183	0.1
24,222 (1)	Block, Inc.	1,840,872	0.1
13,192	Brown & Brown, Inc.	846,267	0.0
28,164	Capital One Financial Corp.	5,650,262	0.2
4,746	Cboe Global Markets, Inc.	1,151,712	0.0
73,987	Charles Schwab Corp.	6,826,780	0.2
16,325	Chubb Ltd.	5,562,580	0.2
7,001	Cincinnati Financial Corp.	1,296,165	0.0
77,191	Citigroup, Inc.	10,803,652	0.4
19,139	Citizens Financial Group, Inc.	1,341,070	0.0
16,399	CME Group, Inc.	3,621,391	0.1
10,067 (1)	Coinbase Global, Inc. - Class A	1,471,695	0.1
2,958 (1)	Corpay, Inc.	985,813	0.0
1,159 (2)	Erie Indemnity Co. - Class A	277,870	0.0
1,791	Everest Re Group Ltd.	639,799	0.0
1,649	FactSet Research Systems, Inc.	379,402	0.0
23,393	Fidelity National Information Services, Inc.	909,520	0.0
41,018	Fifth Third Bancorp	2,312,185	0.1
24,134 (1)	Fiserv, Inc.	1,183,773	0.0
14,020	Franklin Resources, Inc.	466,445	0.0
10,523	Global Payments, Inc.	763,549	0.0
3,514	Globe Life, Inc.	627,882	0.0
13,351	Goldman Sachs Group, Inc.	13,502,801	0.5
12,407	Hartford Financial Services Group, Inc.	1,644,176	0.1

See Accompanying Notes to Financial Statements

73

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
91,744	Huntington Bancshares, Inc.	$1,626,621	0.1
20,201	Interactive Brokers Group, Inc. - Class A	1,758,295	0.1
25,594	Intercontinental Exchange, Inc.	3,150,877	0.1
20,063	Invesco Ltd.	529,463	0.0
3,216	Jack Henry & Associates, Inc.	442,972	0.0
121,269	JPMorgan Chase & Co.	39,694,982	1.3
41,709	KeyCorp	961,392	0.0
31,290	KKR & Co., Inc.	2,871,796	0.1
7,636	Loews Corp.	864,472	0.0
6,628	M&T Bank Corp.	1,577,530	0.1
21,805	Marsh & McLennan Cos., Inc.	3,634,239	0.1
36,517	Mastercard, Inc. - Class A	18,755,131	0.6
24,461	MetLife, Inc.	2,069,645	0.1
6,800	Moody’s Corp.	3,079,856	0.1
54,252	Morgan Stanley	11,340,838	0.4
3,295	MSCI, Inc.	1,845,332	0.1
20,220	Nasdaq, Inc.	1,593,740	0.1
8,375	Northern Trust Corp.	1,455,910	0.1
39,922	PayPal Holdings, Inc.	1,723,832	0.1
18,174	PNC Financial Services Group, Inc.	4,474,802	0.2
8,896	Principal Financial Group, Inc.	958,811	0.0
26,446	Progressive Corp.	5,777,129	0.2
15,705	Prudential Financial, Inc.	1,695,041	0.1
7,850	Raymond James Financial, Inc.	1,193,435	0.0
38,622	Regions Financial Corp.	1,166,384	0.0
35,848 (1)	Robinhood Markets, Inc. - Class A	3,594,837	0.1
13,722	S&P Global, Inc.	5,588,422	0.2
12,526	State Street Corp.	2,124,410	0.1
15,223	Synchrony Financial	1,157,709	0.0
9,697	T. Rowe Price Group, Inc.	1,102,452	0.0
9,624	Travelers Cos., Inc.	3,177,075	0.1
56,386	Truist Financial Corp.	2,809,151	0.1
70,254	US Bancorp	4,243,342	0.1
75,115	Visa, Inc. - Class A	25,771,205	0.9
13,310	W.R. Berkley Corp.	938,754	0.0
138,498	Wells Fargo & Co.	11,445,475	0.4
4,275	Willis Towers Watson PLC	1,117,357	0.0
		343,048,544	11.6

	Health Care: 8.7%
78,872	Abbott Laboratories	7,156,845	0.2
79,961	AbbVie, Inc.	20,121,386	0.7
12,829	Agilent Technologies, Inc.	1,704,076	0.1
3,014 (1)	Align Technology, Inc.	508,341	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
24,424	Amgen, Inc.	$8,844,419	0.3
23,476	Baxter International, Inc.	500,508	0.0
12,470	Becton Dickinson and Co.	1,887,085	0.1
6,669 (1)	Biogen, Inc.	1,440,904	0.1
7,139 (2)	Bio-Techne Corp.	504,370	0.0
67,267 (1)	Boston Scientific Corp.	2,870,956	0.1
92,370	Bristol-Myers Squibb Co.	5,322,359	0.2
10,600	Cardinal Health, Inc.	2,518,136	0.1
8,805	Cencora, Inc.	2,491,639	0.1
21,231 (1)	Centene Corp.	1,362,818	0.1
2,180 (1)	Charles River Laboratories International, Inc.	494,402	0.0
11,972	Cigna Group	3,300,441	0.1
8,830 (1)	Cooper Cos., Inc.	633,199	0.0
57,705	CVS Health Corp.	5,969,582	0.2
28,537	Danaher Corp.	5,435,728	0.2
1,453 (1)	DaVita, Inc.	323,263	0.0
17,464 (1)	Dexcom, Inc.	1,176,200	0.0
26,060 (1)	Edwards Lifesciences Corp.	2,357,388	0.1
9,828	Elevance Health, Inc.	3,800,782	0.1
35,802	Eli Lilly & Co.	42,941,993	1.5
20,587	GE HealthCare Technologies, Inc.	1,317,774	0.1
56,191	Gilead Sciences, Inc.	7,099,171	0.2
7,028	HCA Healthcare, Inc.	2,740,147	0.1
4,382 (1)	Henry Schein, Inc.	365,985	0.0
5,434	Humana, Inc.	2,158,493	0.1
3,570 (1)	IDEXX Laboratories, Inc.	1,879,391	0.1
7,628 (1)	Incyte Corp.	864,710	0.0
3,135 (1)	Insulet Corp.	477,304	0.0
16,029 (1)	Intuitive Surgical, Inc.	6,374,413	0.2
7,554 (1)	IQVIA Holdings, Inc.	1,459,584	0.1
108,946	Johnson & Johnson	27,669,016	0.9
3,711	Labcorp Holdings, Inc.	1,039,080	0.0
5,440	McKesson Corp.	4,110,464	0.1
58,150	Medtronic PLC	4,549,075	0.2
111,779	Merck & Co., Inc.	14,363,602	0.5
915 (1)	Mettler-Toledo International, Inc.	1,168,922	0.0
15,982 (1)	Moderna, Inc.	1,119,219	0.0
257,892	Pfizer, Inc.	6,210,039	0.2
5,019	Quest Diagnostics, Inc.	1,063,777	0.0
4,522	Regeneron Pharmaceuticals, Inc.	2,819,648	0.1
6,565	ResMed, Inc.	1,279,387	0.0
5,049	Revvity, Inc.	561,752	0.0
6,727 (1)	Solventum Corp.	518,988	0.0
4,439	STERIS PLC	934,720	0.0
15,622	Stryker Corp.	4,918,430	0.2
16,819	Thermo Fisher Scientific, Inc.	8,432,374	0.3
41,101	UnitedHealth Group, Inc.	17,082,809	0.6

See Accompanying Notes to Financial Statements

74

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,412	Universal Health Services, Inc. - Class B	$358,640	0.0
6,795 (1)	Veeva Systems, Inc. - Class A	1,205,909	0.0
11,487 (1)	Vertex Pharmaceuticals, Inc.	5,705,938	0.2
52,556	Viatris, Inc.	834,589	0.0
4,449 (1)	Waters Corp.	1,668,553	0.1
3,197	West Pharmaceutical Services, Inc.	1,147,723	0.0
8,756	Zimmer Biomet Holdings, Inc.	753,804	0.0
18,973	Zoetis, Inc.	1,363,400	0.1
		259,283,650	8.7

	Industrials: 8.8%
23,605	3M Co.	3,821,886	0.1
5,130	A.O. Smith Corp.	321,754	0.0
3,926	Allegion PLC	551,564	0.0
10,373	AMETEK, Inc.	2,509,644	0.1
18,091	Automatic Data Processing, Inc.	4,051,479	0.1
3,648 (1)	Axon Enterprise, Inc.	2,045,105	0.1
35,677 (1)	Boeing Co.	7,723,000	0.3
5,234	Broadridge Financial Solutions, Inc.	716,796	0.0
4,868 (1)	Builders FirstSource, Inc.	435,589	0.0
35,335	Carrier Global Corp.	2,591,822	0.1
20,845	Caterpillar, Inc.	22,197,841	0.8
5,335	CH Robinson Worldwide, Inc.	1,004,794	0.0
15,417	Cintas Corp.	2,622,123	0.1
1,591	Comfort Systems USA, Inc.	3,153,282	0.1
40,110 (1)	Copart, Inc.	1,130,701	0.0
84,096	CSX Corp.	3,997,083	0.1
6,245	Cummins, Inc.	4,453,996	0.2
11,369	Deere & Co.	7,211,698	0.3
29,573	Delta Air Lines, Inc.	2,769,807	0.1
6,094	Dover Corp.	1,366,762	0.1
17,574	Eaton Corp. PLC	7,488,633	0.3
2,011	EMCOR Group, Inc.	1,668,889	0.1
25,349	Emerson Electric Co.	3,628,709	0.1
5,389	Equifax, Inc.	855,342	0.0
5,919	Expeditors International of Washington, Inc.	964,679	0.0
51,958	Fastenal Co.	2,495,543	0.1
9,935	FedEx Corp.	3,110,947	0.1
4,906 (1)	Fedex Freight Holding Co., Inc.	740,806	0.0
13,797	Fortive Corp.	842,859	0.0
47,219	GE Aerospace	17,647,157	0.6
12,162	GE Vernova, Inc.	14,288,647	0.5
2,677 (1)	Generac Holdings, Inc.	783,852	0.0
11,487	General Dynamics Corp.	4,069,155	0.1
14,339 (1)	Honeywell Aerospace, Inc.	3,170,066	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
14,339	Honeywell International, Inc.	$3,210,502	0.1
18,108	Howmet Aerospace, Inc.	4,868,517	0.2
2,392	Hubbell, Inc.	1,251,494	0.1
1,791	Huntington Ingalls Industries, Inc.	501,283	0.0
3,350	IDEX Corp.	760,283	0.0
11,849	Illinois Tool Works, Inc.	3,204,799	0.1
16,117	Ingersoll Rand, Inc.	1,321,433	0.1
5,359	Jacobs Solutions, Inc.	675,234	0.0
3,372	JB Hunt Transport Services, Inc.	975,958	0.0
27,613	Johnson Controls International PLC	4,034,535	0.1
8,431	L3Harris Technologies, Inc.	2,449,964	0.1
5,693	Leidos Holdings, Inc.	586,208	0.0
1,433	Lennox International, Inc.	821,037	0.0
9,184	Lockheed Martin Corp.	4,678,881	0.2
9,130	Masco Corp.	742,908	0.0
2,415	Nordson Corp.	728,581	0.0
10,165	Norfolk Southern Corp.	3,197,807	0.1
6,051	Northrop Grumman Corp.	3,081,835	0.1
8,283	Old Dominion Freight Line, Inc.	1,794,098	0.1
17,366	Otis Worldwide Corp.	1,243,406	0.0
23,831	PACCAR, Inc.	2,862,580	0.1
5,706	Parker-Hannifin Corp.	5,581,153	0.2
14,594	Paychex, Inc.	1,435,028	0.1
7,314	Pentair PLC	560,691	0.0
6,791	Quanta Services, Inc.	4,889,792	0.2
60,948	Raytheon Technologies Corp.	11,563,664	0.4
9,051	Republic Services, Inc.	1,928,587	0.1
5,036	Rockwell Automation, Inc.	2,493,223	0.1
13,391	Rollins, Inc.	558,940	0.0
2,344	Snap-on, Inc.	943,226	0.0
22,121	Southwest Airlines Co.	1,137,462	0.0
7,067	Stanley Black & Decker, Inc.	665,146	0.0
7,870	Textron, Inc.	721,915	0.0
10,004	Trane Technologies PLC	4,913,565	0.2
2,531	TransDigm Group, Inc.	3,371,393	0.1
92,127 (1)	Uber Technologies, Inc.	6,647,884	0.2
26,870	Union Pacific Corp.	7,308,640	0.3
14,670 (1)	United Airlines Holdings, Inc.	1,994,973	0.1
33,789	United Parcel Service, Inc. - Class B	3,632,318	0.1
2,835	United Rentals, Inc.	3,211,743	0.1
11,115	Veralto Corp.	985,678	0.0
5,930	Verisk Analytics, Inc.	1,064,613	0.0
17,384	Vertiv Holdings Co. - Class A	5,820,511	0.2

See Accompanying Notes to Financial Statements

75

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
16,721	Waste Management, Inc.	$3,726,777	0.1
7,679	Westinghouse Air Brake Technologies Corp.	2,070,258	0.1
1,966	WW Grainger, Inc.	2,674,546	0.1
10,757	Xylem, Inc.	1,271,585	0.1
		260,596,664	8.8

	Information Technology: 37.4%
27,786	Accenture PLC - Class A	3,457,690	0.1
18,293 (1)	Adobe, Inc.	3,750,431	0.1
73,798 (1)	Advanced Micro Devices, Inc.	42,869,996	1.5
6,565 (1)	Akamai Technologies, Inc.	776,049	0.0
55,678	Amphenol Corp. - Class A	9,817,145	0.3
22,095	Analog Devices, Inc.	8,775,471	0.3
664,763	Apple, Inc.	192,355,822	6.5
35,917	Applied Materials, Inc.	25,967,991	0.9
12,176 (1)	AppLovin Corp. - Class A	6,273,441	0.2
46,731 (1)	Arista Networks, Inc.	7,938,662	0.3
9,556 (1)	Autodesk, Inc.	1,857,878	0.1
214,298	Broadcom, Inc.	80,951,070	2.7
12,483 (1)	Cadence Design Systems, Inc.	4,685,120	0.2
5,782	CDW Corp.	813,180	0.0
6,389 (1)	Ciena Corp.	3,134,188	0.1
178,764	Cisco Systems, Inc.	20,997,619	0.7
21,446	Cognizant Technology Solutions Corp. - Class A	830,604	0.0
8,854 (1)	Coherent Corp.	3,492,637	0.1
35,445	Corning, Inc.	9,053,716	0.3
11,520 (1)	Crowdstrike Holdings, Inc. - Class A	8,791,373	0.3
14,973 (1)	Datadog, Inc. - Class A	3,898,370	0.1
13,092	Dell Technologies, Inc. - Class C	5,648,674	0.2
2,553 (1)	F5, Inc.	1,061,946	0.0
1,050 (1)	Fair Isaac Corp.	1,254,519	0.1
4,867 (1)	First Solar, Inc.	1,148,417	0.1
16,640 (1)	Flex Ltd.	2,696,845	0.1
28,184 (1)	Fortinet, Inc.	4,329,626	0.2
3,030 (1)	Gartner, Inc.	392,749	0.0
25,149	Gen Digital, Inc.	625,959	0.0
5,993 (1)	GoDaddy, Inc. - Class A	508,686	0.0
60,051	Hewlett Packard Enterprise Co.	2,708,901	0.1
41,391	HP, Inc.	908,119	0.0
213,818 (1)	Intel Corp.	29,855,407	1.0
42,537	International Business Machines Corp.	11,961,830	0.4
12,516	Intuit, Inc.	3,266,676	0.1
4,775	Jabil, Inc.	1,840,667	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,762 (1)	Keysight Technologies, Inc.	$2,717,243	0.1
59,120	KLA Corp.	17,837,095	0.6
56,598	Lam Research Corp.	24,525,611	0.8
3,521 (1)	Lumentum Holdings, Inc.	3,021,229	0.1
39,626	Marvell Technology, Inc.	11,804,189	0.4
24,491	Microchip Technology, Inc.	2,233,579	0.1
51,039	Micron Technology, Inc.	58,913,807	2.0
336,218	Microsoft Corp.	125,416,038	4.2
2,224	Monolithic Power Systems, Inc.	3,074,369	0.1
7,514	Motorola Solutions, Inc.	3,120,489	0.1
8,931	NetApp, Inc.	1,382,162	0.1
1,096,243	NVIDIA Corp.	219,347,262	7.4
11,415	NXP Semiconductors NV	3,207,957	0.1
17,737 (1)	ON Semiconductor Corp.	1,676,856	0.1
76,797	Oracle Corp.	11,254,600	0.4
103,915 (1)	Palantir Technologies, Inc. - Class A	12,123,763	0.4
36,704 (1)	Palo Alto Networks, Inc.	12,516,798	0.4
5,228 (1)	PTC, Inc.	593,953	0.0
9,501	Qnity Electronics, Inc.	1,551,608	0.1
47,702	Qualcomm, Inc.	8,814,853	0.3
4,567	Roper Technologies, Inc.	1,545,427	0.1
37,023	Salesforce, Inc.	5,800,023	0.2
6,702 (1)	Sandisk Corp.	15,238,538	0.5
10,148	Seagate Technology Holdings PLC	9,792,820	0.3
46,675 (1)	ServiceNow, Inc.	4,633,894	0.2
6,862 (2)	Skyworks Solutions, Inc.	465,244	0.0
25,444 (1)	Super Micro Computer, Inc.	746,273	0.0
8,678 (1)	Synopsys, Inc.	3,870,995	0.1
13,211	TE Connectivity PLC	2,663,470	0.1
2,097 (1)	Teledyne Technologies, Inc.	1,398,489	0.1
7,085	Teradyne, Inc.	3,428,006	0.1
41,189	Texas Instruments, Inc.	12,277,205	0.4
10,550 (1)	Trimble, Inc.	539,949	0.0
1,908 (1)	Tyler Technologies, Inc.	558,014	0.0
3,707	VeriSign, Inc.	932,533	0.0
15,600	Western Digital Corp.	9,964,032	0.3
9,220 (1)	Workday, Inc. - Class A	1,128,712	0.0
2,156 (1)	Zebra Technologies Corp. - Class A	567,589	0.0
		1,109,382,148	37.4

See Accompanying Notes to Financial Statements

76

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 1.8%
10,078	Air Products and Chemicals, Inc.	$2,954,668	0.1
5,337	Albemarle Corp.	720,655	0.0
20,925	Amcor PLC	907,099	0.0
3,462	Avery Dennison Corp.	562,056	0.0
12,050	Ball Corp.	751,920	0.0
6,953	CF Industries Holdings, Inc.	752,732	0.0
30,269	Corteva, Inc.	2,563,482	0.1
30,241	CRH PLC	3,235,787	0.1
32,741	Dow, Inc.	895,794	0.0
6,184	DuPont de Nemours, Inc.	838,798	0.0
11,464	Ecolab, Inc.	3,193,985	0.1
65,061	Freeport-McMoRan, Inc.	4,091,686	0.2
11,554	International Flavors & Fragrances, Inc.	915,308	0.0
24,095	International Paper Co.	918,019	0.0
20,925	Linde PLC US	10,858,819	0.4
11,750	LyondellBasell Industries NV - Class A	618,637	0.0
2,718	Martin Marietta Materials, Inc.	1,567,471	0.1
14,483	Mosaic Co.	306,895	0.0
48,315	Newmont Corp.	4,512,621	0.2
10,307	Nucor Corp.	2,295,884	0.1
4,007	Packaging Corp. of America	954,788	0.0
10,088	PPG Industries, Inc.	1,223,573	0.1
10,381	Sherwin-Williams Co.	3,574,386	0.1
23,837	Smurfit WestRock PLC	1,102,700	0.0
6,135	Steel Dynamics, Inc.	1,407,737	0.1
5,872	Vulcan Materials Co.	1,732,299	0.1
		53,457,799	1.8

	Real Estate: 1.8%
7,117	Alexandria Real Estate Equities, Inc.	376,133	0.0
21,085	American Tower Corp.	3,448,873	0.1
6,287	AvalonBay Communities, Inc.	1,186,294	0.0
6,728	Boston Properties, Inc.	446,134	0.0
4,549	Camden Property Trust	520,815	0.0
13,252 (1)	CBRE Group, Inc. - Class A	1,784,912	0.1
18,481 (1)	CoStar Group, Inc.	523,382	0.0
19,752	Crown Castle, Inc.	1,495,819	0.1
14,950	Digital Realty Trust, Inc.	2,684,721	0.1
4,464	Equinix, Inc.	4,653,229	0.2
15,431	Equity Residential	1,048,228	0.0
2,908	Essex Property Trust, Inc.	847,944	0.0
9,561	Extra Space Storage, Inc.	1,389,213	0.1
3,583	Federal Realty Investment Trust	442,286	0.0
31,202	Healthpeak Properties, Inc.	667,723	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
28,826	Host Hotels & Resorts, Inc.	$683,464	0.0
24,734	Invitation Homes, Inc.	747,214	0.0
13,465	Iron Mountain, Inc.	1,700,764	0.1
30,522	Kimco Realty Corp.	773,733	0.0
5,267	Mid-America Apartment Communities, Inc.	731,797	0.0
42,163	Prologis, Inc.	5,711,822	0.2
7,165	Public Storage	2,280,691	0.1
42,203	Realty Income Corp.	2,614,898	0.1
7,511	Regency Centers Corp.	598,927	0.0
4,800	SBA Communications Corp.	847,008	0.0
14,676	Simon Property Group, Inc.	3,282,287	0.1
13,382	UDR, Inc.	534,209	0.0
22,003 (2)	Ventas, Inc.	1,953,866	0.1
49,550	VICI Properties, Inc.	1,315,553	0.1
31,948	Welltower, Inc.	7,251,238	0.3
32,633	Weyerhaeuser Co.	781,234	0.0
		53,324,411	1.8

	Utilities: 2.2%
32,494	AES Corp.	476,362	0.0
11,729	Alliant Energy Corp.	894,805	0.0
12,537	Ameren Corp.	1,417,182	0.1
24,625	American Electric Power Co., Inc.	3,368,946	0.1
8,838	American Water Works Co., Inc.	1,162,904	0.0
7,549	Atmos Energy Corp.	1,300,466	0.0
29,606	CenterPoint Energy, Inc.	1,303,848	0.0
13,982	CMS Energy Corp.	1,069,623	0.0
16,679	Consolidated Edison, Inc.	1,845,198	0.1
14,468	Constellation Energy Corp.	3,593,417	0.1
39,802	Dominion Energy, Inc.	2,718,079	0.1
9,420	DTE Energy Co.	1,435,325	0.1
35,273	Duke Energy Corp.	4,464,856	0.2
17,415	Edison International	1,296,547	0.0
20,723	Entergy Corp.	2,380,244	0.1
10,433	Evergy, Inc.	901,724	0.0
17,021	Eversource Energy	1,230,108	0.0
46,396	Exelon Corp.	2,162,982	0.1
23,561	FirstEnergy Corp.	1,120,090	0.0
94,378	NextEra Energy, Inc.	8,283,557	0.3
21,698	NiSource, Inc.	1,031,740	0.0
9,549	NRG Energy, Inc.	1,394,727	0.1
99,695	PG&E Corp.	1,676,870	0.1
5,462	Pinnacle West Capital Corp.	584,434	0.0
34,050	PPL Corp.	1,237,718	0.0
22,553	Public Service Enterprise Group, Inc.	1,830,401	0.1
29,604	Sempra Energy	2,744,587	0.1
51,019	Southern Co.	4,883,029	0.2

See Accompanying Notes to Financial Statements

77

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
14,345	Vistra Corp.	$2,275,547	0.1
14,762	WEC Energy Group, Inc.	1,723,759	0.1
28,253	Xcel Energy, Inc.	2,268,716	0.1
		64,077,791	2.2

	Total Common Stock (Cost $1,561,207,964)	2,917,490,122	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Time Deposits: 0.0%
125,581 (3)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	125,581	0.0
125,581 (3)	DZ Bank AG, 3.610%, 07/01/2026	125,581	0.0
125,581 (3)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	125,581	0.0
125,581 (3)	Mizuho Bank Ltd., 3.620%, 07/01/2026	125,581	0.0
125,581 (3)	Royal Bank of Canada, 3.670%, 07/01/2026	125,581	0.0
125,581 (3)	Societe Generale S.A., 3.630%, 07/01/2026	125,581	0.0
125,581 (3)	Toronto-Dominion Bank, 3.630%, 07/01/2026	125,581	0.0
	Total Time Deposits (Cost $879,067)	879,067	0.0

	Repurchase Agreements: 0.2%
746,639 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $746,713, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $761,572, due 06/30/27-01/15/35)	746,639	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,080,501 (3)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,080,609, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,102,111, due 12/17/26-05/15/51)	$1,080,501	0.0
1,176,546 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $1,176,667, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,197,317, due 01/15/28-02/15/56)	1,176,546	0.1
1,140,529 (3)	TD Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,140,643, collateralized by various U.S. Government Agency Obligations, 4.500%-6.000%, Market Value plus accrued interest $1,163,340, due 10/20/54-05/20/56)	1,140,529	0.1
	Total Repurchase Agreements (Cost $4,144,215)	4,144,215	0.2

See Accompanying Notes to Financial Statements

78

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
56,517,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $56,517,000)	$56,517,000	1.9

	Total Short-Term Investments (Cost $61,540,282)	$61,540,282	2.1
	Total Investments in Securities (Cost $1,622,748,246)	$2,979,030,404	100.5
	Liabilities in Excess of Other Assets	(15,113,598)	(0.5)
	Net Assets	$2,963,916,806	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

79

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$2,917,490,122	$—	$—	$2,917,490,122
Short-Term Investments	56,517,000	5,023,282	—	61,540,282
Total Investments, at fair value	$2,974,007,122	$5,023,282	$—	$2,979,030,404
Other Financial Instruments+
Futures	233,458	—	—	233,458
Total Assets	$2,974,240,580	$5,023,282	$—	$2,979,263,862

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	141	09/18/26	$53,215,163	$233,458
			$53,215,163	$233,458

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$233,458
Total Asset Derivatives		$233,458

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$5,431,759
Total	$5,431,759

See Accompanying Notes to Financial Statements

80

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$490,318
Total	$490,318

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,630,078,934.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,431,259,021
Gross Unrealized Depreciation	(82,074,093)
Net Unrealized Appreciation	$1,349,184,928

See Accompanying Notes to Financial Statements

81

VY® Columbia Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Diversified REITs: 2.6%
3,551	American Assets Trust, Inc.	$87,674	0.1
9,345	Empire State Realty Trust, Inc. - Class A	50,556	0.1
73,982	Essential Properties Realty Trust, Inc.	2,208,363	2.3
13,486	Global Net Lease, Inc.	120,565	0.1
		2,467,158	2.6

	Health Care REITs: 20.0%
21,950	American Healthcare REIT, Inc.	1,144,692	1.2
26,551	CareTrust REIT, Inc.	1,071,333	1.1
14,899	Diversified Healthcare Trust	138,561	0.1
49,097	Healthpeak Properties, Inc.	1,050,676	1.1
15,888	Janus Living, Inc. - Class 1	456,621	0.5
3,093	LTC Properties, Inc.	118,926	0.1
34,027	Medical Properties Trust, Inc.	157,205	0.2
3,210	National Health Investors, Inc.	244,794	0.3
2,237	Omega Healthcare Investors, Inc.	106,660	0.1
3,752	Sila Realty Trust, Inc.	113,911	0.1
33,888	Ventas, Inc.	3,009,255	3.1
50,840	Welltower, Inc.	11,539,155	12.1
		19,151,789	20.0

	Hotel & Resort REITs: 3.0%
14,917	Apple Hospitality REIT, Inc.	250,755	0.3
13,732	DiamondRock Hospitality Co.	167,256	0.2
54,825	Host Hotels & Resorts, Inc.	1,299,901	1.4
7,835	Pebblebrook Hotel Trust	152,077	0.2
5,481	Ryman Hospitality Properties, Inc.	704,583	0.7
12,141	Sunstone Hotel Investors, Inc.	139,014	0.1
6,407	Xenia Hotels & Resorts, Inc.	130,446	0.1
		2,844,032	3.0

	Industrial REITs: 12.9%
22,638	Americold Realty Trust, Inc.	355,869	0.4
4,750	EastGroup Properties, Inc.	962,018	1.0
9,337	First Industrial Realty Trust, Inc.	572,451	0.6
1,861	Innovative Industrial Properties, Inc.	115,345	0.1
3,992	L.P. Industrial Trust	215,089	0.2
67,539	Prologis, Inc.	9,149,508	9.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrial REITs: (continued)
15,846	Rexford Industrial Realty, Inc.	$530,841	0.6
12,746	STAG Industrial, Inc.	485,113	0.5
		12,386,234	12.9

	Multi-Family Residential REITs: 8.0%
10,246	AvalonBay Communities, Inc.	1,933,318	2.0
3,282	Camden Property Trust	375,756	0.4
1,116	Centerspace	62,708	0.1
7,057	Essex Property Trust, Inc.	2,057,751	2.1
69,577	Invitation Homes, Inc.	2,101,921	2.2
8,100	Mid-America Apartment Communities, Inc.	1,125,414	1.2
		7,656,868	8.0

	Office REITs: 4.1%
13,745	Alexandria Real Estate Equities, Inc.	726,423	0.8
14,595	Boston Properties, Inc.	967,794	1.0
11,523	Cousins Properties, Inc.	345,460	0.4
11,092	Douglas Emmett, Inc.	130,886	0.1
2,852	Easterly Government Properties, Inc.	71,100	0.1
8,513	Highwoods Properties, Inc.	256,752	0.3
8,637 (1)	Piedmont Office Realty Trust, Inc. - Class A	79,029	0.1
4,771	SL Green Realty Corp.	246,995	0.2
27,644	Vornado Realty Trust	1,086,409	1.1
		3,910,848	4.1

	Other Specialized REITs: 6.9%
7,165	Four Corners Property Trust, Inc.	175,901	0.2
68,630	Gaming and Leisure Properties, Inc.	3,056,094	3.2
21,185	Iron Mountain, Inc.	2,675,877	2.8
10,683	Millrose Properties, Inc.	321,024	0.3
9,872	Outfront Media, Inc.	323,407	0.3
3,744	Safehold, Inc.	58,781	0.1
		6,611,084	6.9

	Residential REITs: 2.7%
34,115	Equity Residential	2,317,432	2.4
17,074	Independence Realty Trust, Inc.	284,965	0.3
		2,602,397	2.7

	Retail REITs: 16.2%
8,999	Acadia Realty Trust	188,169	0.2
23,633	Agree Realty Corp.	1,789,963	1.9
22,956	Curbline Properties Corp.	697,862	0.7
7,850	Federal Realty Investment Trust	969,004	1.0

See Accompanying Notes to Financial Statements

82

VY® Columbia Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Retail REITs: (continued)
3,621	Getty Realty Corp.	$120,797	0.1
27,997	InvenTrust Properties Corp.	991,094	1.0
48,227	Kimco Realty Corp.	1,222,554	1.3
14,834	Kite Realty Group Trust	420,989	0.5
39,765	Macerich Co.	1,001,680	1.1
12,871	National Retail Properties, Inc.	598,888	0.6
5,744	NetSTREIT Corp.	121,371	0.1
8,475	Phillips Edison & Co., Inc.	352,730	0.4
35,767	Realty Income Corp.	2,216,123	2.3
21,392	Simon Property Group, Inc.	4,784,321	5.0
		15,475,545	16.2

	Self-Storage REITs: 5.5%
40,337	CubeSmart	1,604,202	1.7
8,002	Public Storage	2,547,117	2.6
35,729	Smartstop Self Storage REIT, Inc.	1,161,192	1.2
		5,312,511	5.5

	Single-Family Residential REITs: 2.2%
32,581	Equity LifeStyle Properties, Inc.	2,099,845	2.2

	Specialized REITs: 15.3%
14,655	Digital Realty Trust, Inc.	2,631,745	2.7
9,811	EPR Properties	569,136	0.6
8,698	Equinix, Inc.	9,066,708	9.5
8,360	Extra Space Storage, Inc.	1,214,708	1.3
6,128	Lamar Advertising Co. - Class A	955,846	1.0
4,826	National Storage Affiliates Trust	214,612	0.2
		14,652,755	15.3
	Total Common Stock (Cost $82,436,782)	95,171,066	99.4
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
612,880 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $612,880)	$612,880	0.6

	Total Short-Term Investments (Cost $612,880)	$612,880	0.6
	Total Investments in Securities (Cost $83,049,662)	$95,783,946	100.0
	Liabilities in Excess of Other Assets	(18,296)	0.0
	Net Assets	$95,765,650	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

83

VY® Columbia Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$95,171,066	$—	$—	$95,171,066
Short-Term Investments	612,880	—	—	612,880
Total Investments, at fair value	$95,783,946	$—	$—	$95,783,946

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $85,184,833.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,205,360
Gross Unrealized Depreciation	(2,606,311)
Net Unrealized Appreciation	$10,599,049

See Accompanying Notes to Financial Statements

84

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.7%
	Communication Services: 1.0%
7,378 (1)	CarGurus, Inc.	$251,516	0.1
2,876 (1)	Gogo, Inc.	8,916	0.0
1,587 (1)	IMAX Corp.	63,258	0.0
3,704	John Wiley & Sons, Inc. - Class A	179,681	0.1
22,446 (1)	Lionsgate Studios Corp.	343,648	0.1
38,804 (1)	Lumen Technologies, Inc.	298,015	0.1
3,894 (1)	Madison Square Garden Entertainment Corp.	314,986	0.1
13,115 (1)	Magnite, Inc.	248,923	0.1
6,791	Marcus Corp.	159,317	0.0
2,787 (1)	PubMatic, Inc. - Class A	36,565	0.0
3,739	Scholastic Corp.	171,994	0.1
3,103 (1)	Sphere Entertainment Co.	536,912	0.2
20,721 (1)	Stagwell, Inc.	153,957	0.0
16,580 (1)	Stubhub Holdings, Inc. - Class A	213,385	0.1
5,794 (1)	TechTarget, Inc.	20,858	0.0
2,992	Telephone and Data Systems, Inc.	110,734	0.0
2,788 (1)	Ziff Davis, Inc.	146,007	0.0
		3,258,672	1.0

	Consumer Discretionary: 8.7%
7,267	Acushnet Holdings Corp.	861,358	0.3
8,925 (1)	Adient PLC	164,042	0.0
3,228 (2)	Advance Auto Parts, Inc.	200,846	0.1
2,402	A-Mark Precious Metals, Inc.	99,947	0.0
70,767 (1)	American Axle & Manufacturing Holdings, Inc.	383,557	0.1
9,990	American Eagle Outfitters, Inc.	171,828	0.0
2,998 (1)	American Public Education, Inc.	160,993	0.0
41,560	Arko Corp.	333,727	0.1
178 (1)(2)	Biglari Holdings, Inc. - Class B	75,833	0.0
3,269 (1)	BJ’s Restaurants, Inc.	198,543	0.1
6,639 (1)	Black Rock Coffee Bar, Inc. - Class A	55,037	0.0
18,685 (1)	Bright Horizons Family Solutions, Inc.	1,324,393	0.4
20,891 (1)	Capri Holdings Ltd.	387,946	0.1
637 (1)	Cavco Industries, Inc.	391,360	0.1
1,968	Century Communities, Inc.	141,027	0.0
10,920	Dana, Inc.	297,133	0.1
18,496 (1)	Figs, Inc. - Class A	189,214	0.1
23,495	Garrett Motion, Inc.	851,224	0.3
28,364	Gentex Corp.	716,758	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
7,498 (1)	GigaCloud Technology, Inc. - Class A	$236,937	0.1
15,551	G-III Apparel Group Ltd.	524,224	0.2
1,967 (1)	Green Brick Partners, Inc.	157,439	0.0
17,798 (1)	Hilton Grand Vacations, Inc.	932,081	0.3
1,367 (1)	Hovnanian Enterprises, Inc. - Class A	194,674	0.1
11,229 (1)(2)	Jack in the Box, Inc.	177,531	0.1
4,620	Kohl’s Corp.	81,866	0.0
4,400 (1)	Kura Sushi USA, Inc. - Class A	253,264	0.1
2,017	LCI Industries	213,560	0.1
3,081 (1)	M/I Homes, Inc.	495,394	0.2
5,522 (1)	MarineMax, Inc.	202,216	0.1
1,484	Marriott Vacations Worldwide Corp.	151,190	0.0
45,254 (1)	McGraw Hill, Inc.	428,555	0.1
6,533 (1)	Modine Manufacturing Co.	1,744,442	0.5
10,487	Monarch Casino & Resort, Inc.	1,380,194	0.4
14,283 (1)	Motorcar Parts of America, Inc.	218,816	0.1
6,629	Movado Group, Inc.	260,586	0.1
7,778 (1)(2)	Navan, Inc. - Class A	177,883	0.1
10,875	OneSpaWorld Holdings Ltd.	307,110	0.1
1,934	Patrick Industries, Inc.	173,635	0.1
10,400 (1)	Penn Entertainment, Inc.	222,144	0.1
11,516	Perdoceo Education Corp.	368,512	0.1
2,482	Phinia, Inc.	204,442	0.1
26,234 (1)	Planet Fitness, Inc. - Class A	1,368,628	0.4
7,382	Pool Corp.	1,586,392	0.5
20,241 (1)	RealReal, Inc.	238,641	0.1
21,916 (1)	Shake Shack, Inc. - Class A	1,227,734	0.4
6,622	Signet Jewelers Ltd.	570,816	0.2
2,183 (1)	Skyline Champion Corp.	192,366	0.1
7,534	Sonic Automotive, Inc. - Class A	638,808	0.2
12,848 (1)	Sonos, Inc.	173,833	0.1
3,143 (1)	Stride, Inc.	271,052	0.1
21,475	Super Group SGHC Ltd.	290,986	0.1
8,678 (1)	Sweetgreen, Inc. - Class A	76,453	0.0
25,194 (1)	Topgolf Callaway Brands Corp.	473,395	0.1
7,789 (1)	Versigent PLC	327,216	0.1
7,298 (1)	Victoria’s Secret & Co.	609,237	0.2
39,839 (1)	Warby Parker, Inc. - Class A	1,208,715	0.4

See Accompanying Notes to Financial Statements

85

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,695	Winnebago Industries, Inc.	$84,192	0.0
8,099	Wolverine World Wide, Inc.	133,877	0.0
21,751	Wyndham Hotels & Resorts, Inc.	1,831,652	0.6
6,043 (1)	Zumiez, Inc.	107,565	0.0
		27,523,019	8.7

	Consumer Staples: 3.7%
6,636	Andersons, Inc.	453,902	0.2
6,810 (1)	BellRing Brands, Inc.	88,121	0.0
14,316 (1)	BJ’s Wholesale Club Holdings, Inc.	1,248,642	0.4
4,092 (1)	Central Garden & Pet Co. - Class A	158,647	0.1
20,364 (1)	Chefs’ Warehouse, Inc.	1,956,980	0.6
52,211 (1)(2)	Coty, Inc. - Class A	112,776	0.0
13,104	Dole PLC	179,787	0.1
18,908 (1)	e.l.f. Beauty, Inc.	1,399,192	0.5
6,857	Edgewell Personal Care Co.	184,179	0.1
11,050 (1)	Freshpet, Inc.	653,276	0.2
9,384 (1)	Herbalife Ltd.	123,400	0.0
1,444	Ingles Markets, Inc. - Class A	127,909	0.0
10,253 (1)	Mama’s Creations, Inc.	183,016	0.1
3,366 (1)	Nature’s Sunshine Products, Inc.	73,379	0.0
8,824 (1)(2)	Oddity Tech Ltd. - Class A	133,507	0.0
11,066 (1)	Performance Food Group Co.	1,237,068	0.4
67,730	Primo Brands Corp. - Class A	1,655,321	0.5
895	Turning Point Brands, Inc.	75,905	0.0
6,734 (1)	United Natural Foods, Inc.	307,542	0.1
101,354	Utz Brands, Inc.	780,426	0.3
1,060	Village Super Market, Inc. - Class A	44,711	0.0
4,609 (1)	Vita Coco Co., Inc.	304,839	0.1
5,691 (1)	Vital Farms, Inc.	66,186	0.0
		11,548,711	3.7

	Energy: 5.1%
10,249	Archrock, Inc.	417,237	0.1
12,828	Atlas Energy Solutions, Inc.	213,073	0.1
23,364	Cactus, Inc. - Class A	1,196,938	0.4
5,028 (1)	Calumet, Inc.	181,108	0.0
10,776 (1)	CNX Resources Corp.	365,630	0.1
2,144	Core Natural Resources, Inc.	171,563	0.0
24,732	Crescent Energy Co. - Class A	242,868	0.1
6,068	Delek US Holdings, Inc.	308,315	0.1
9,400	DT Midstream, Inc.	1,379,356	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
7,187 (1)(2)	Energy Fuels, Inc./ Canada	$104,211	0.0
55,604	Flowco Holdings, Inc. - Class A	1,186,589	0.4
6,660 (1)	Green Plains, Inc.	102,431	0.0
1,603 (1)	Gulfport Energy Corp.	272,029	0.1
7,561	Helmerich & Payne, Inc.	247,547	0.1
1,327	International Seaways, Inc.	101,635	0.0
7,128	Kodiak Gas Services, Inc.	535,527	0.2
56,633	Liberty Energy, Inc.	1,483,218	0.5
3,350	Magnolia Oil & Gas Corp. - Class A	85,693	0.0
11,339	Murphy Oil Corp.	369,198	0.1
1,819 (1)	Nabors Industries Ltd.	152,814	0.0
9,476 (1)	National Energy Services Reunited Corp.	283,617	0.1
26,877 (1)	NextDecade Corp.	202,653	0.1
9,983	Noble Corp. PLC	372,366	0.1
7,550 (1)	Oceaneering International, Inc.	305,926	0.1
20,850	Patterson-UTI Energy, Inc.	191,403	0.1
8,411	PBF Energy, Inc. - Class A	382,869	0.1
2,451	Peabody Energy Corp.	56,667	0.0
8,825 (1)	ProPetro Holding Corp.	126,550	0.0
4,274 (1)	REX American Resources Corp.	192,971	0.1
5,798	Scorpio Tankers, Inc.	401,569	0.1
5,056 (1)	Seadrill Ltd.	191,218	0.1
92,000	SM Energy Co.	2,401,200	0.8
5,343	Solaris Oilfield Infrastructure, Inc. - Class A	429,898	0.1
26,757	Teekay Corp. Ltd.	267,570	0.1
6,133	Teekay Tankers Ltd. - Class A	397,848	0.1
105,204 (1)	Transocean Ltd.	514,448	0.2
18,431 (1)	Uranium Energy Corp.	196,474	0.1
6,103	World Fuel Services Corp.	201,033	0.1
		16,233,260	5.1

	Financials: 19.8%
68,004 (1)(2)	Accelerant Holdings - Class A	797,007	0.3
9,860 (2)	Adamas Trust, Inc.	92,487	0.0
1,021	Alerus Financial Corp.	31,753	0.0
1,552	Amerant Bancorp, Inc.	39,607	0.0
5,088	Ameris Bancorp	459,243	0.2
5,136	Apollo Commercial Real Estate Finance, Inc.	54,852	0.0
18,265	Associated Banc-Corp.	562,014	0.2
2,313	Atlantic Union Bankshares Corp.	97,863	0.0

See Accompanying Notes to Financial Statements

86

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,144 (1)	Atlanticus Holdings Corp.	$116,974	0.0
3,421 (1)	Axos Financial, Inc.	333,171	0.1
50,929	Banc of California, Inc.	1,040,479	0.3
1,214	Banco Latinoamericano de Comercio Exterior SA - Class E	74,625	0.0
1,879 (1)	Bancorp, Inc.	117,701	0.0
13,197	Bank of NT Butterfield & Son Ltd.	785,222	0.3
31,084	BankUnited, Inc.	1,506,020	0.5
358	BayCom Corp.	11,778	0.0
3,188	Berkshire Hills Bancorp, Inc.	97,075	0.0
33,810	BGC Group, Inc. - Class A	361,429	0.1
3,811 (1)	Bridgewater Bancshares, Inc.	80,183	0.0
32,513	BrightSpire Capital, Inc.	177,196	0.1
441	Burke & Herbert Financial Services Corp.	31,690	0.0
9,046	Business First Bancshares, Inc.	277,984	0.1
10,068	Byline Bancorp, Inc.	379,161	0.1
3,242	Capitol Federal Financial, Inc.	27,589	0.0
927	ChoiceOne Financial Services, Inc.	31,518	0.0
7,513	CNB Financial Corp.	253,263	0.1
7,003	CNO Financial Group, Inc.	357,013	0.1
26,691	Commerce Bancshares, Inc.	1,541,405	0.5
1,703	Community Trust Bancorp, Inc.	123,229	0.0
6,474	ConnectOne Bancorp, Inc.	216,491	0.1
13,483	Cullen/Frost Bankers, Inc.	2,083,393	0.7
3,974 (1)	Customers Bancorp, Inc.	314,343	0.1
15,333	CVB Financial Corp.	345,759	0.1
1,152	Dime Community Bancshares, Inc.	46,829	0.0
3,177 (1)	Donnelley Financial Solutions, Inc.	133,275	0.0
25,835 (2)	Eastern Bankshares, Inc.	574,570	0.2
26,705	Ellington Financial, Inc.	363,455	0.1
3,903	Enact Holdings, Inc.	178,406	0.1
7,614 (1)	Encore Capital Group, Inc.	710,310	0.2
3,243 (1)	Enova International, Inc.	780,687	0.3
7,737	Enterprise Financial Services Corp.	509,714	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,000	Equity Bancshares, Inc. - Class A	$97,980	0.0
6,071	Essent Group Ltd.	390,244	0.1
5,487	Evercore, Inc. - Class A	1,873,481	0.6
22,176	Farmers National Banc Corp.	323,770	0.1
695	FB Financial Corp.	38,468	0.0
9,242	Fidelis Insurance Holdings Ltd.	225,043	0.1
31,143 (1)	Figure Technology Solutions, Inc. - Class A	956,402	0.3
8,608	Financial Institutions, Inc.	335,454	0.1
14,683	First BanCorp/Puerto Rico	382,786	0.1
6,934	First Busey Corp.	204,553	0.1
44,205	First Financial Bancorp	1,495,455	0.5
4,098	First Financial Corp.	317,349	0.1
37,156	First Hawaiian, Inc.	1,088,671	0.3
66,820	First Horizon Corp.	1,713,265	0.5
37,188	First Interstate BancSystem, Inc. - Class A	1,433,969	0.5
8,446	First Merchants Corp.	369,006	0.1
3,322	First Mid Bancshares, Inc.	159,755	0.1
1,953	FirstCash Holdings, Inc.	422,473	0.1
3,789	Five Star Bancorp	184,486	0.1
3,526	Glacier Bancorp, Inc.	181,871	0.1
4,321	Hamilton Insurance Group Ltd. - Class B	146,655	0.1
6,839	Hanmi Financial Corp.	221,584	0.1
10,775	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	420,764	0.1
403	HBT Financial, Inc.	12,892	0.0
4,154	Heritage Financial Corp.	123,041	0.0
1,022 (1)	Heritage Insurance Holdings, Inc.	26,654	0.0
11,637	Hilltop Holdings, Inc.	451,283	0.1
558	HomeTrust Bancshares, Inc.	27,839	0.0
15,588	Horizon Bancorp, Inc.	311,448	0.1
5,402	Jack Henry & Associates, Inc.	744,071	0.2
4,108	Jackson Financial, Inc. - Class A	420,618	0.1
5,379	Kinsale Capital Group, Inc.	1,774,048	0.6
70,521	Ladder Capital Corp.	701,684	0.2
9,258 (1)	LendingClub Corp.	192,011	0.1
438 (1)	LendingTree, Inc.	19,399	0.0
5,479	Marex Group PLC	333,945	0.1
11,327	MarketAxess Holdings, Inc.	1,285,501	0.4

See Accompanying Notes to Financial Statements

87

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,911	Mercantile Bank Corp.	$224,570	0.1
2,552	Mercury General Corp.	272,094	0.1
2,041	Metropolitan Bank Holding Corp.	201,569	0.1
40,614 (1)	Miami International Holdings, Inc.	1,509,216	0.5
730	Mid Penn Bancorp, Inc.	25,433	0.0
13,957	Moelis & Co. - Class A	913,067	0.3
6,116	Morningstar, Inc.	954,218	0.3
1,443	National Bank Holdings Corp. - Class A	64,112	0.0
40,696 (1)	Neptune Insurance Holdings, Inc. - Class A	1,281,924	0.4
1,946 (1)	NerdWallet, Inc. - Class A	18,001	0.0
794	Nicolet Bankshares, Inc.	131,320	0.0
17,448 (1)	NMI Holdings, Inc. - Class A	716,938	0.2
3,264	Northrim BanCorp, Inc.	90,543	0.0
17,070	OceanFirst Financial Corp.	333,377	0.1
22,779	Old National Bancorp	589,976	0.2
8,597	Old Second Bancorp, Inc.	200,482	0.1
8,912	Origin Bancorp, Inc.	455,849	0.1
21,082 (1)	Oscar Health, Inc. - Class A	601,259	0.2
59,700	P10, Inc. - Class A	469,839	0.2
1,093 (1)	Palomar Holdings, Inc.	138,144	0.0
5,753	Pathward Financial, Inc.	500,856	0.2
44,013 (1)	Payoneer Global, Inc.	313,373	0.1
7,308	Peapack-Gladstone Financial Corp.	345,888	0.1
2,649	PennyMac Financial Services, Inc.	230,728	0.1
9,567	PennyMac Mortgage Investment Trust	107,916	0.0
3,751	Peoples Bancorp, Inc.	144,076	0.1
5,940	Piper Sandler Cos.	429,700	0.1
3,084	PROG Holdings, Inc.	143,745	0.1
4,746	Provident Financial Services, Inc.	112,195	0.0
2,563	QCR Holdings, Inc.	249,508	0.1
9,772	Radian Group, Inc.	368,111	0.1
13,850	RLI Corp.	818,119	0.3
31,969 (2)	Ryan Specialty Holdings, Inc.	1,207,149	0.4
1,571	Safety Insurance Group, Inc.	117,605	0.0
1,790	Seacoast Banking Corp. of Florida	59,517	0.0
16,653	ServisFirst Bancshares, Inc.	1,444,648	0.5
1,307 (1)	Sezzle, Inc.	224,320	0.1
18,337	Simmons First National Corp. - Class A	415,333	0.1
4,478 (1)	SiriusPoint Ltd.	107,472	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,916 (1)	Skyward Specialty Insurance Group, Inc.	$578,599	0.2
599	SmartFinancial, Inc.	28,105	0.0
10,721	South Plains Financial, Inc.	461,914	0.2
726	Southern Missouri Bancorp, Inc.	55,328	0.0
1,977	Southside Bancshares, Inc.	69,571	0.0
1,871	Southstate Bank Corp.	186,913	0.1
42,942	StepStone Group, Inc. - Class A	1,776,081	0.6
3,919	Stewart Information Services Corp.	258,732	0.1
4,849 (1)	StoneX Group, Inc.	574,607	0.2
1,118	Towne Bank/ Portsmouth VA	40,516	0.0
21,118	TPG RE Finance Trust, Inc.	176,758	0.1
1,953	TriCo Bancshares	105,169	0.0
2,891	UMB Financial Corp.	412,719	0.1
4,731	United Community Banks, Inc.	166,011	0.1
1,256	Unity Bancorp, Inc.	73,715	0.0
882	Universal Insurance Holdings, Inc.	36,480	0.0
2,508	Univest Financial Corp.	109,725	0.0
3,239 (1)(2)	Upstart Holdings, Inc.	114,758	0.0
9,309	Valley National Bancorp	136,377	0.0
743	Victory Capital Holdings, Inc. - Class A	62,457	0.0
1,865	Virtus Investment Partners, Inc.	267,628	0.1
12,199	Walker & Dunlop, Inc.	667,285	0.2
86,574 (1)(2)	Wealthfront Corp.	773,972	0.2
13,503	Wintrust Financial Corp.	2,170,202	0.7
16,430	WSFS Financial Corp.	1,260,674	0.4
		62,621,167	19.8

	Health Care: 13.6%
16,133 (1)	10X Genomics, Inc. - Class A	618,539	0.2
7,812 (1)	4D Molecular Therapeutics, Inc.	103,900	0.0
8,114 (1)	ACADIA Pharmaceuticals, Inc.	205,284	0.1
7,806 (1)	Adaptive Biotechnologies Corp.	167,439	0.1
473 (1)	Addus HomeCare Corp.	47,522	0.0
12,784 (1)	Agios Pharmaceuticals, Inc.	474,414	0.2
2,767 (1)	Alamar Biosciences, Inc.	74,958	0.0
1,788 (1)	Align Technology, Inc.	301,564	0.1
16,804 (1)	Alignment Healthcare, Inc.	400,103	0.1
2,523 (1)	Alkermes PLC	132,193	0.0

See Accompanying Notes to Financial Statements

88

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,422 (1)	Alumis, Inc.	$152,575	0.1
57,879 (1)	ALX Oncology Holdings, Inc.	119,810	0.0
18,258 (1)	Amneal Pharmaceuticals, Inc.	316,046	0.1
3,795 (1)	AnaptysBio, Inc.	256,163	0.1
1,407 (1)	ANI Pharmaceuticals, Inc.	116,471	0.0
38,788 (1)	Annexon, Inc.	221,479	0.1
1,439 (1)	Apogee Therapeutics, Inc.	190,998	0.1
2,579 (1)	ArriVent Biopharma, Inc.	89,594	0.0
6,024 (1)	Arrowhead Pharmaceuticals, Inc.	491,016	0.2
18,576 (1)(2)	ARS Pharmaceuticals, Inc.	148,794	0.1
35,773 (1)	Atea Pharmaceuticals, Inc.	166,344	0.1
6,669 (1)	AtriCure, Inc.	186,599	0.1
46,640 (1)	Aveanna Healthcare Holdings, Inc.	399,705	0.1
8,484 (1)	Axogen, Inc.	391,876	0.1
960 (1)	Axsome Therapeutics, Inc.	234,979	0.1
4,195 (1)	Beam Therapeutics, Inc.	143,972	0.0
18,625 (1)(2)	Beta Bionics, Inc.	291,854	0.1
4,190 (1)	Bicara Therapeutics, Inc.	124,401	0.0
4,507 (1)	BioAge Labs, Inc.	110,467	0.0
18,371 (1)	BioCryst Pharmaceuticals, Inc.	183,710	0.1
20,911 (1)	Biohaven Ltd.	311,156	0.1
8,225 (1)	Bridgebio Pharma, Inc.	612,598	0.2
4,077 (1)	BrightSpring Health Services, Inc.	284,330	0.1
33,537 (1)	Butterfly Network, Inc.	282,382	0.1
7,133 (1)(2)	Capricor Therapeutics, Inc.	171,763	0.1
3,027 (1)	Castle Biosciences, Inc.	72,194	0.0
9,715 (1)	Catalyst Pharmaceuticals, Inc.	305,342	0.1
1,445 (1)(2)	Celcuity, Inc.	151,176	0.1
2,339 (1)	Celldex Therapeutics, Inc.	87,034	0.0
12,895 (1)	Ceribell, Inc.	250,808	0.1
3,496 (1)	CG oncology, Inc.	248,391	0.1
2,382	Chemed Corp.	1,109,393	0.4
6,828 (1)	Cogent Biosciences, Inc.	264,244	0.1
10,733 (1)	Compass Therapeutics, Inc.	23,505	0.0
66,135	Concentra Group Holdings Parent, Inc.	1,967,516	0.6
2,149 (1)	Corcept Therapeutics, Inc.	186,856	0.1
5,859 (1)	Corvus Pharmaceuticals, Inc.	87,533	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,533 (1)	Crinetics Pharmaceuticals, Inc.	$94,785	0.0
4,044 (1)	CRISPR Therapeutics AG	220,560	0.1
8,832 (1)	CryoPort, Inc.	138,662	0.0
7,612 (1)	Cullinan Oncology, Inc.	138,615	0.0
4,794 (1)	Cytokinetics, Inc.	408,401	0.1
4,729 (1)	Definium Therapeutics, Inc.	222,452	0.1
7,490 (1)	Denali Therapeutics, Inc.	192,643	0.1
7,710 (1)	Edgewise Therapeutics, Inc.	313,257	0.1
40,956 (1)	Editas Medicine, Inc.	132,697	0.0
17,123	Encompass Health Corp.	1,730,793	0.6
2,615	Ensign Group, Inc.	419,185	0.1
25,028 (1)	Entrada Therapeutics, Inc.	184,206	0.1
78,851 (1)	Envista Holdings Corp.	2,077,724	0.7
12,603 (1)	Erasca, Inc.	230,887	0.1
552 (1)	GeneDx Holdings Corp.	37,895	0.0
8,757 (1)(2)	Generate Biomedicines, Inc.	147,731	0.1
3,073 (1)	Glaukos Corp.	429,482	0.1
1,401 (1)	GRAIL, Inc.	95,646	0.0
5,368 (1)	Guardant Health, Inc.	805,361	0.3
3,702 (1)	Haemonetics Corp.	277,650	0.1
2,850 (1)	Halozyme Therapeutics, Inc.	223,070	0.1
20,139 (1)	HealthEquity, Inc.	1,818,954	0.6
17,182	HealthStream, Inc.	468,210	0.2
1,502 (1)	HeartFlow, Inc.	44,069	0.0
16,861 (1)	Hims & Hers Health, Inc.	584,571	0.2
6,983 (1)(2)	Hinge Health, Inc. - Class A	579,589	0.2
10,251 (1)	ICU Medical, Inc.	1,502,797	0.5
3,472 (1)	Ideaya Biosciences, Inc.	129,401	0.0
15,885 (1)(2)	ImmunityBio, Inc.	139,073	0.0
6,201 (1)(2)	Immunome, Inc.	131,399	0.0
5,174 (1)	Indivior Pharmaceuticals, Inc.	212,289	0.1
13,901 (1)	Inogen, Inc.	89,661	0.0
8,034 (1)	Integra LifeSciences Holdings Corp.	144,291	0.1
4,166 (1)	Intellia Therapeutics, Inc.	70,489	0.0
25,802 (1)	Iovance Biotherapeutics, Inc.	107,336	0.0
1,862 (1)	iRhythm Technologies, Inc.	221,485	0.1
6,263 (1)	Janux Therapeutics, Inc.	96,200	0.0
2,834 (1)	Kodiak Sciences, Inc.	110,413	0.0
767 (1)	Krystal Biotech, Inc.	285,071	0.1
10,988 (1)	Kura Oncology, Inc.	120,538	0.0

See Accompanying Notes to Financial Statements

89

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,932 (1)	Kymera Therapeutics, Inc.	$450,882	0.1
2,540 (1)	Lantheus Holdings, Inc.	281,788	0.1
3,540 (1)	Lexeo Therapeutics, Inc.	16,479	0.0
813 (1)	Ligand Pharmaceuticals, Inc.	256,981	0.1
4,563 (1)(2)	Liquidia Corp.	363,808	0.1
1,323 (1)	LivaNova PLC	108,790	0.0
922 (1)	Madrigal Pharmaceuticals, Inc.	495,068	0.2
58,715 (1)	Maravai LifeSciences Holdings, Inc. - Class A	366,382	0.1
3,443 (1)	MBX Biosciences, Inc.	190,054	0.1
2,384 (1)	Medpace Holdings, Inc.	1,262,543	0.4
2,534 (1)	Mirum Pharmaceuticals, Inc.	296,655	0.1
3,169 (1)	Molina Healthcare, Inc.	724,750	0.2
759	National HealthCare Corp.	160,422	0.1
4,199 (1)	NeoGenomics, Inc.	61,263	0.0
2,276 (1)	Neurogene, Inc.	71,580	0.0
8,408 (1)	Novocure Ltd.	127,381	0.0
2,316 (1)	Nuvalent, Inc. - Class A	286,026	0.1
19,051 (1)	Ocular Therapeutix, Inc.	187,081	0.1
17,468 (1)	Oncology Institute, Inc.	94,851	0.0
8,527 (1)	Option Care Health, Inc.	178,811	0.1
5,673 (1)	ORIC Pharmaceuticals, Inc.	61,439	0.0
1,879 (1)	Oruka Therapeutics, Inc.	178,824	0.1
3,812 (1)	Phathom Pharmaceuticals, Inc.	41,360	0.0
4,392	Phibro Animal Health Corp. - Class A	137,909	0.0
1,412 (1)	Praxis Precision Medicines, Inc.	472,723	0.2
9,556 (1)	Precision BioSciences, Inc.	75,110	0.0
22,642 (1)(2)	Prime Medicine, Inc.	83,549	0.0
12,373 (1)	Progyny, Inc.	356,714	0.1
848 (1)	Protagonist Therapeutics, Inc.	103,948	0.0
2,546 (1)	PTC Therapeutics, Inc.	207,677	0.1
10,636 (1)	Puma Biotechnology, Inc.	86,258	0.0
41,468 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	152,188	0.1
16,396 (1)	REGENXBIO, Inc.	196,424	0.1
21,644 (1)	Relay Therapeutics, Inc.	404,959	0.1
2,857 (1)	Rhythm Pharmaceuticals, Inc.	317,213	0.1
10,429 (1)	Rocket Pharmaceuticals, Inc.	35,667	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,155 (1)	Scholar Rock Holding Corp.	$173,525	0.1
4,315 (1)	SI-BONE, Inc.	70,421	0.0
1,680 (1)	Sight Sciences, Inc.	9,106	0.0
12,883 (1)	Solid Biosciences, Inc.	128,701	0.0
4,532 (1)	Spyre Therapeutics, Inc.	402,351	0.1
4,292 (1)	Stoke Therapeutics, Inc.	140,434	0.0
2,360 (1)	Supernus Pharmaceuticals, Inc.	109,764	0.0
1,621 (1)	Surgery Partners, Inc.	27,233	0.0
8,860 (1)	Sutro Biopharma, Inc.	294,152	0.1
3,716 (1)	Syndax Pharmaceuticals, Inc.	81,232	0.0
6,491 (1)	Tandem Diabetes Care, Inc.	97,949	0.0
2,052 (1)(2)	Tectonic Therapeutic, Inc.	70,538	0.0
9,566 (1)	TG Therapeutics, Inc.	525,556	0.2
1,982 (1)	TransMedics Group, Inc.	131,644	0.0
8,060 (1)	Travere Therapeutics, Inc.	457,889	0.1
721 (1)	Twist Bioscience Corp.	74,176	0.0
8,633 (1)	Tyra Biosciences, Inc.	275,738	0.1
12,216 (1)	Ultragenyx Pharmaceutical, Inc.	407,892	0.1
2,696	US Physical Therapy, Inc.	185,161	0.1
5,694 (1)	Vaxcyte, Inc.	330,992	0.1
10,929 (1)	Veracyte, Inc.	641,860	0.2
3,270 (1)	Vericel Corp.	145,482	0.1
9,832 (1)	Vir Biotechnology, Inc.	100,188	0.0
6,082 (1)	WaVe Life Sciences Ltd.	35,336	0.0
7,691 (1)	Xencor, Inc.	123,825	0.0
18,778 (1)	Zevra Therapeutics, Inc.	269,277	0.1
4,095 (1)	Zymeworks, Inc.	107,043	0.0
		42,967,550	13.6

	Industrials: 18.8%
7,176	AAON, Inc.	910,347	0.3
2,180 (1)	AAR Corp.	311,587	0.1
5,932	ABM Industries, Inc.	262,432	0.1
46,261 (1)	ACV Auctions, Inc. - Class A	332,617	0.1
534 (1)	Allegiant Travel Co.	62,798	0.0
40,944 (1)	Alliance Laundry Holdings, Inc.	1,085,835	0.3
571	Allient, Inc.	58,773	0.0
3,947 (1)	American Superconductor Corp.	163,840	0.1
17,419 (1)(2)	Andersen Group, Inc. - Class A	657,045	0.2
18,744 (1)	API Group Corp.	793,808	0.3
1,236	Apogee Enterprises, Inc.	56,535	0.0

See Accompanying Notes to Financial Statements

90

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,594	Applied Industrial Technologies, Inc.	$1,891,611	0.6
11,165 (1)	Archer Aviation, Inc. - Class A	52,810	0.0
3,765	Arcosa, Inc.	547,017	0.2
23,757 (1)(2)	Arxis, Inc. - Class A	1,096,148	0.3
3,322	Atkore, Inc.	252,605	0.1
8,794	Atmus Filtration Technologies, Inc.	448,406	0.1
11,369 (1)	Beta Technologies, Inc. - Class A	190,431	0.1
877 (1)	BlackSky Technology, Inc.	24,486	0.0
2,948 (1)	Blue Bird Corp.	232,774	0.1
1,196 (1)	BlueLinx Holdings, Inc.	74,008	0.0
2,411	Boise Cascade Co.	187,166	0.1
1,986	Brink’s Co.	187,657	0.1
20,397 (1)	Casella Waste Systems, Inc. - Class A	1,977,897	0.6
826 (1)	Cimpress PLC	84,004	0.0
4,905	Concentrix Corp.	109,897	0.0
7,518 (1)	Construction Partners, Inc. - Class A	892,913	0.3
29,327 (1)	Core & Main, Inc. - Class A	1,415,028	0.5
20,260	Costamare, Inc.	284,045	0.1
13,721 (1)	DPC Holdings Ltd.	673,152	0.2
192 (1)	DXP Enterprises, Inc.	32,398	0.0
1,175 (1)	Dycom Industries, Inc.	594,068	0.2
4,988	EnerSys	1,166,294	0.4
7,614 (1)(2)	Firefly Aerospace, Inc.	223,852	0.1
54,766 (1)(2)	First Advantage Corp.	988,526	0.3
8,392 (1)	Fluence Energy, Inc.	166,833	0.1
8,523 (1)	Fluor Corp.	446,520	0.1
18,513 (1)	Forgent Power Solutions, Inc. - Class A	1,034,136	0.3
433	GATX Corp.	76,723	0.0
1,277	Granite Construction, Inc.	201,868	0.1
266	Greenbrier Cos., Inc.	13,037	0.0
6,716	Griffon Corp.	655,011	0.2
118,582 (1)	Hayward Holdings, Inc.	2,052,654	0.7
2,112	Helios Technologies, Inc.	188,496	0.1
1,194	Herc Holdings, Inc.	171,148	0.1
148,142 (1)	Hillman Solutions Corp.	1,250,318	0.4
5,920 (1)	IBEX Holdings Ltd.	179,790	0.1
591 (1)	IES Holdings, Inc.	434,184	0.1
16,563 (1)(2)	Innio NV	655,067	0.2
4,132 (1)	Innodata, Inc.	312,297	0.1
176,036 (1)	Janus International Group, Inc.	977,000	0.3
14,709 (1)	JetBlue Airways Corp.	84,283	0.0
22,714 (1)	Joby Aviation, Inc.	202,609	0.1
29,033 (1)	Karman Holdings, Inc.	1,449,327	0.5
3,387	KBR, Inc.	116,953	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
12,352	Kelly Services, Inc. - Class A	$151,683	0.1
4,918	Kennametal, Inc.	172,376	0.1
3,422 (1)	Kratos Defense & Security Solutions, Inc.	170,621	0.1
18,856 (1)	Legence Corp. - Class A	1,607,097	0.5
1,967	Lincoln Electric Holdings, Inc.	522,258	0.2
28,580 (1)	Loar Holdings, Inc.	2,303,834	0.7
6,868 (1)	Matrix Service Co.	94,092	0.0
3,861	Maximus, Inc.	207,567	0.1
730	McGrath RentCorp	88,352	0.0
3,647 (1)	Mercury Systems, Inc.	446,138	0.1
10,907 (1)	Middleby Corp.	1,876,113	0.6
4,232	Moog, Inc. - Class A	1,793,691	0.6
12,293	MSA Safety, Inc.	2,146,112	0.7
3,372 (1)	MYR Group, Inc.	1,687,349	0.5
7,506 (1)	Nextracker, Inc. - Class A	894,265	0.3
886 (1)	Northwest Pipe Co.	132,847	0.0
8,487 (1)	Orion Group Holdings, Inc.	142,751	0.0
6,005	Park Aerospace Corp.	229,151	0.1
6,985 (1)	Paylocity Holding Corp.	730,142	0.2
5,270 (1)	Proto Labs, Inc.	429,558	0.1
9,220 (1)	Radiant Logistics, Inc.	87,221	0.0
2,966 (1)	RBC Bearings, Inc.	1,910,282	0.6
8,323 (1)(2)	Red Cat Holdings, Inc.	88,640	0.0
9,416 (1)	Resideo Technologies, Inc.	292,838	0.1
6,779	Rush Enterprises, Inc. - Class A	494,765	0.2
6,928 (1)	RXO, Inc.	191,144	0.1
8,001	Safe Bulkers, Inc.	50,486	0.0
3,096 (1)	Saia, Inc.	1,303,911	0.4
4,388	Simpson Manufacturing Co., Inc.	918,628	0.3
7,132 (1)(2)	Spire Global, Inc.	132,655	0.0
3,482 (1)	Standardaero, Inc.	104,147	0.0
682	Standex International Corp.	243,931	0.1
12,861 (1)	T1 Energy, Inc.	121,922	0.0
4,010	Terex Corp.	290,284	0.1
8,209	Tetra Tech, Inc.	237,158	0.1
10,914 (1)	Titan International, Inc.	84,147	0.0
10,817	TransUnion	780,338	0.2
4,564	Tutor Perini Corp.	378,675	0.1
707	UFP Industries, Inc.	64,153	0.0
6,148 (1)	V2X, Inc.	458,395	0.1
7,442 (1)	Vestis Corp.	108,058	0.0
2,166	Watts Water Technologies, Inc. - Class A	847,881	0.3
3,626	WESCO International, Inc.	1,252,529	0.4
63,549	WillScot Mobile Mini Holdings Corp.	1,834,024	0.6

See Accompanying Notes to Financial Statements

91

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,820	Worthington Industries, Inc.	$205,363	0.1
11,332 (1)	Xometry, Inc. - Class A	1,093,765	0.3
16,562	Zurn Elkay Water Solutions Corp.	836,878	0.3
		59,229,279	18.8

	Information Technology: 14.9%
84,518 (1)	8x8, Inc.	144,526	0.0
9,064	A10 Networks, Inc.	338,631	0.1
5,674 (1)	ACM Research, Inc. - Class A	719,974	0.2
5,384	Adeia, Inc.	177,295	0.1
2,464 (1)(2)	ADTRAN Holdings, Inc.	34,250	0.0
2,050 (1)	Aehr Test Systems	196,923	0.1
29,871 (1)	Allegro MicroSystems, Inc.	2,079,619	0.7
1,299 (1)	Ambarella, Inc.	111,454	0.0
4,040 (1)	Ambiq Micro, Inc.	356,732	0.1
11,780 (1)	Amplitude, Inc. - Class A	90,117	0.0
6,138 (1)	Appian Corp. - Class A	140,560	0.0
2,986 (1)	Arlo Technologies, Inc.	40,251	0.0
3,942 (1)	Arteris, Inc.	191,542	0.1
17,146 (1)	Asana, Inc. - Class A	120,022	0.0
8,593 (1)	ASGN, Inc.	153,557	0.1
441 (1)	Axcelis Technologies, Inc.	83,547	0.0
12,117	Badger Meter, Inc.	1,797,920	0.6
7,028	Bel Fuse, Inc. - Class B	2,340,605	0.7
6,943	Benchmark Electronics, Inc.	685,066	0.2
6,087 (1)	Bit Digital, Inc.	10,957	0.0
17,265 (1)(2)	Bitdeer Technologies Group - Class A	273,996	0.1
4,962 (1)	Blackline, Inc.	139,283	0.0
9,176 (1)	Box, Inc. - Class A	243,531	0.1
10,420 (1)	Braze, Inc. - Class A	226,010	0.1
147,110 (1)	CCC Intelligent Solutions Holdings, Inc.	759,088	0.2
4,858 (1)	Cerence, Inc.	54,993	0.0
24,496 (1)	Cipher Mining, Inc.	600,152	0.2
29,079 (1)(2)	Cleanspark, Inc.	423,099	0.1
6,793 (1)	Clearfield, Inc.	270,293	0.1
8,032 (1)	Cohu, Inc.	593,645	0.2
7,204	CommScope Holding Co., Inc.	92,067	0.0
7,861 (1)	Consensus Cloud Solutions, Inc.	299,897	0.1
17,477 (1)	Core Scientific, Inc.	447,236	0.1
1,478 (1)	Daktronics, Inc.	28,910	0.0
2,306 (1)(2)	Diebold Nixdorf, Inc.	196,056	0.1
20,863 (1)	Digi International, Inc.	1,563,682	0.5
15,822 (1)	Digital Turbine, Inc.	204,104	0.1
6,854 (1)	DigitalOcean Holdings, Inc.	1,076,284	0.3
4,456 (1)	Diodes, Inc.	487,665	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
20,595 (1)(2)	D-Wave Quantum, Inc.	$494,074	0.2
32,371 (1)	Eastman Kodak Co.	299,432	0.1
6,720	Entegris, Inc.	1,208,659	0.4
4,537 (1)	Extreme Networks, Inc.	146,863	0.0
2,999 (1)	Fabrinet	1,685,678	0.5
5,963 (1)	Fastly, Inc. - Class A	109,481	0.0
20,646 (1)	Freshworks, Inc. - Class A	208,937	0.1
8,061 (1)	Hut 8 Corp.	930,602	0.3
2,082 (1)	Ichor Holdings Ltd.	233,767	0.1
2,129 (1)	Impinj, Inc.	304,937	0.1
6,204 (1)	Insight Enterprises, Inc.	755,647	0.2
4,880 (1)	Intapp, Inc.	123,025	0.0
1,106 (2)	InterDigital, Inc.	313,142	0.1
5,950 (1)	JFrog Ltd.	540,736	0.2
9,467 (1)	Knowles Corp.	392,691	0.1
14,110 (1)	Kopin Corp.	63,213	0.0
2,095	Kulicke & Soffa Industries, Inc.	280,227	0.1
5,318 (1)	LiveRamp Holdings, Inc.	200,169	0.1
4,673 (1)	MACOM Technology Solutions Holdings, Inc.	1,777,469	0.6
5,329 (1)	Manhattan Associates, Inc.	742,063	0.2
16,512 (1)	Marathon Digital Holdings, Inc.	229,352	0.1
4,215 (1)	MaxLinear, Inc.	539,646	0.2
9,136 (1)	Mirion Technologies, Inc.	163,808	0.1
32,511 (1)	N-able, Inc.	119,315	0.0
4,144 (1)	Navitas Semiconductor Corp.	74,260	0.0
42,216 (1)	nCino, Inc.	690,232	0.2
3,660 (1)	NETGEAR, Inc.	85,461	0.0
13,595 (1)	nLight, Inc.	946,484	0.3
19,658 (1)	Novanta, Inc.	3,189,314	1.0
16,319 (1)	Ooma, Inc.	313,651	0.1
1,249 (1)	OSI Systems, Inc.	273,156	0.1
1,624 (1)	PDF Solutions, Inc.	114,963	0.0
2,633 (1)	Penguin Solutions, Inc.	200,134	0.1
6,339 (1)	Plexus Corp.	1,905,947	0.6
28,624 (1)	Porch Group, Inc.	430,505	0.1
24,676	Power Integrations, Inc.	2,066,862	0.7
4,242 (1)	Q2 Holdings, Inc.	204,040	0.1
7,389 (1)	Qualys, Inc.	1,015,914	0.3
23,104 (1)(2)	Rigetti Computing, Inc.	446,369	0.1
17,994 (1)	Riot Platforms, Inc.	492,676	0.2
8,697 (1)	ScanSource, Inc.	453,027	0.1
282 (1)	TTM Technologies, Inc.	52,740	0.0
2,748 (1)	Tyler Technologies, Inc.	803,680	0.3
4,858 (1)	Ultra Clean Holdings, Inc.	692,702	0.2
2,948 (1)	Unisys Corp.	10,790	0.0
26,846 (1)	Varonis Systems, Inc.	1,126,458	0.4

See Accompanying Notes to Financial Statements

92

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,889 (1)	Veeco Instruments, Inc.	$218,986	0.1
7,189 (1)	Viant Technology, Inc. - Class A	91,013	0.0
3,676 (1)	Viasat, Inc.	330,142	0.1
11,995	Vishay Intertechnology, Inc.	645,091	0.2
611 (1)	Whitefiber, Inc.	23,737	0.0
3,264 (1)	Workiva, Inc.	158,337	0.1
24,387 (1)	Xperi, Inc.	200,705	0.1
13,417 (1)	Zeta Global Holdings Corp. - Class A	264,047	0.1
		47,177,895	14.9

	Materials: 5.4%
796 (1)	Alpha Metallurgical Resources, Inc.	131,292	0.0
7,380	Avient Corp.	272,765	0.1
10,135	Balchem Corp.	1,712,308	0.6
2,329 (1)	Century Aluminum Co.	107,157	0.0
5,626	Chemours Co.	115,446	0.0
5,225	Coeur Mining, Inc.	85,272	0.0
24,468	Commercial Metals Co.	1,535,367	0.5
22,372 (1)	Constellium SE	712,996	0.2
6,452	Eagle Materials, Inc.	1,451,700	0.5
16,315 (1)	Ecovyst, Inc.	203,122	0.1
59,285	Element Solutions, Inc.	2,830,859	0.9
41,788	FMC Corp.	480,562	0.2
4,219	HB Fuller Co.	245,925	0.1
8,550	Hecla Mining Co.	131,926	0.0
3,612	Innospec, Inc.	293,981	0.1
2,225	Koppers Holdings, Inc.	99,902	0.0
1,793	Materion Corp.	533,220	0.2
9,516	Mativ Holdings, Inc.	72,036	0.0
4,530	Minerals Technologies, Inc.	335,084	0.1
5,194	Myers Industries, Inc.	183,400	0.1
20,676 (1)	O-I Glass, Inc.	199,110	0.1
9,217	Orion SA	61,109	0.0
43,536 (1)	Perimeter Solutions, Inc.	1,552,058	0.5
6,304	Quaker Chemical Corp.	1,001,516	0.3
1,447	Ryerson Holding Corp.	35,611	0.0
1,533	Sensient Technologies Corp.	189,004	0.1
18,371	Solstice Advanced Materials, Inc.	1,627,671	0.5
12,759 (1)	SSR Mining, Inc.	360,825	0.1
2,502 (1)	USA Rare Earth, Inc.	53,993	0.0
3,758	Warrior Met Coal, Inc.	304,999	0.1
		16,920,216	5.4

	Real Estate: 5.1%
1,962	American Assets Trust, Inc.	48,442	0.0
4,205	American Healthcare REIT, Inc.	219,291	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
26,738	Broadstone Net Lease, Inc.	$552,675	0.2
10,504	CareTrust REIT, Inc.	423,836	0.1
657	Centerspace	36,917	0.0
16,270	Chatham Lodging Trust	215,252	0.1
20,000	Colliers International Group, Inc.	1,875,800	0.6
1,458	Community Healthcare Trust, Inc.	26,652	0.0
72,137 (1)	Compass, Inc. - Class A	889,449	0.3
14,180	COPT Defense Properties	516,010	0.2
6,949	Curbline Properties Corp.	211,250	0.1
147,113 (1)	Cushman & Wakefield Ltd.	1,969,843	0.6
8,168	DiamondRock Hospitality Co.	99,486	0.0
60,116	Diversified Healthcare Trust	559,079	0.2
5,654	EastGroup Properties, Inc.	1,145,105	0.4
17,813	Essential Properties Realty Trust, Inc.	531,718	0.2
6,669	Four Corners Property Trust, Inc.	163,724	0.1
6,935	Getty Realty Corp.	231,352	0.1
18,426 (1)	Hudson Pacific Properties, Inc.	279,891	0.1
8,626	Independence Realty Trust, Inc.	143,968	0.0
9,650	InvenTrust Properties Corp.	341,610	0.1
6,822	Kite Realty Group Trust	193,608	0.1
2,343	L.P. Industrial Trust	126,241	0.0
10,121	Macerich Co.	254,948	0.1
10,430 (2)	NetSTREIT Corp.	220,386	0.1
9,839	Newmark Group, Inc. - Class A	148,667	0.0
24,365 (1)	Opendoor Technologies, Inc.	112,566	0.0
17,167	Outfront Media, Inc.	562,391	0.2
10,089	Phillips Edison & Co., Inc.	419,904	0.1
20,151 (1)	Piedmont Office Realty Trust, Inc. - Class A	184,382	0.1
950	Postal Realty Trust, Inc. - Class A	23,408	0.0
5,712	Rayonier, Inc.	121,551	0.0
17,862	Ryman Hospitality Properties, Inc.	2,296,160	0.7
14,234	Sabra Health Care REIT, Inc.	277,705	0.1
18,211	Summit Hotel Properties, Inc.	127,659	0.0
2,353	Terreno Realty Corp.	152,404	0.0
1,758	UMH Properties, Inc.	26,616	0.0

See Accompanying Notes to Financial Statements

93

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
11,836	Xenia Hotels & Resorts, Inc.	$240,981	0.1
		15,970,927	5.1

	Utilities: 1.6%
961	American States Water Co.	79,407	0.0
5,528	Black Hills Corp.	411,283	0.1
5,717	Clearway Energy, Inc. - Class C	195,407	0.1
10,155	Consolidated Water Co. Ltd.	299,573	0.1
2,832 (2)	IDACORP, Inc.	428,482	0.1
21,455	New Jersey Resources Corp.	1,202,338	0.4
4,680	ONE Gas, Inc.	360,688	0.1
4,025	Otter Tail Corp.	362,170	0.1
20,094	Portland General Electric Co.	1,041,472	0.3
5,061	Southwest Gas Holdings, Inc.	448,809	0.2
6,764	Unitil Corp.	356,395	0.1
		5,186,024	1.6
	Total Common Stock (Cost $265,815,451)	308,636,720	97.7

RIGHTS: —%
	Health Care: —%
28,260 (3)(4)	Aduro Biotech - CVR	—	—
	Total Rights (Cost $—)	—	—
	Total Long-Term Investments (Cost $265,815,451)	308,636,720	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
	Repurchase Agreements: 2.7%
1,523,024 (5)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,523,176, collateralized by a U.S. Government Security, 4.125%, Market Value plus accrued interest $1,553,485, due 03/31/29)	1,523,024	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,368,212 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,368,349, collateralized by various U.S. Government Agency Obligations, 1.270%- 7.000%, Market Value plus accrued interest $1,395,576, due 08/15/28-07/01/56)	$1,368,212	0.4
1,964,495 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,964,691, collateralized by various U.S. Government Securities, 0.000%- 4.250%, Market Value plus accrued interest $2,003,785, due 12/17/26-05/15/51)	1,964,495	0.6
1,256,481 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,256,607, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,281,774, due 05/01/31-05/01/56)	1,256,481	0.4

See Accompanying Notes to Financial Statements

94

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,448,292 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $2,448,544, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $2,491,514, due 01/15/28-02/15/56)	$2,448,292	0.8
	Total Repurchase Agreements (Cost $8,560,504)	8,560,504	2.7

	Time Deposits: 0.6%
255,440 (5)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	255,440	0.1
255,440 (5)	DZ Bank AG, 3.610%, 07/01/2026	255,440	0.1
255,440 (5)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	255,440	0.1
255,440 (5)	Mizuho Bank Ltd., 3.620%, 07/01/2026	255,440	0.0
255,440 (5)	Royal Bank of Canada, 3.670%, 07/01/2026	255,440	0.1
255,440 (5)	Societe Generale S.A., 3.630%, 07/01/2026	255,440	0.1
255,440 (5)	Toronto-Dominion Bank, 3.630%, 07/01/2026	255,440	0.1
	Total Time Deposits (Cost $1,788,080)	1,788,080	0.6
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 3.3%
10,494,390 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $10,494,390)	$10,494,390	3.3
	Total Short-Term Investments (Cost $20,842,974)	$20,842,974	6.6
	Total Investments in Securities (Cost $286,658,425)	$329,479,694	104.3
	Liabilities in Excess of Other Assets	(13,582,417)	(4.3)
	Net Assets	$315,897,277	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

95

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$308,636,720	$—	$—	$308,636,720
Short-Term Investments	10,494,390	10,348,584	—	20,842,974
Total Investments, at fair value	$319,131,110	$10,348,584	$—	$329,479,694
Other Financial Instruments+
Futures	16,286	—	—	16,286
Total Assets	$319,147,396	$10,348,584	$—	$329,495,980

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
		$—	$—

At June 30, 2026, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	16	09/18/26	$2,436,480	$16,286
			$2,436,480	$16,286

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$16,286
Total Asset Derivatives		$16,286

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$356,850
Total	$356,850

See Accompanying Notes to Financial Statements

96

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$104,066
Total	$104,066

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $290,840,887.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$60,737,860
Gross Unrealized Depreciation	(22,082,767)
Net Unrealized Appreciation	$38,655,093

See Accompanying Notes to Financial Statements

97

Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT2AISS2 (0626)

Semi-Annual Financial Statements and Other Information

June 30, 2026

Voya Investors Trust

■	Voya Inflation Protected Bond Plus Portfolio Classes ADV and I

Voya Variable Insurance Trust

■	VY® BrandywineGLOBAL – Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$137,817,698	$217,057,709
Short-term investments at fair value†	7,011,220	4,124,566
Cash	186,448	—
Cash collateral for futures contracts	667,154	—
Cash pledged as collateral for OTC derivatives (Note 2)	240,000	—
Receivables:
Fund shares sold	909,841	17,687
Dividends	2,280	13,027
Interest	771,884	1,316,192
Variation margin on futures contracts	94,646	—
Prepaid expenses	1,845	2,044
Reimbursement due from Investment Adviser	5,832	—
Other assets	18,283	6,590
Total assets	147,727,131	222,537,815

LIABILITIES:
Income distribution payable	668,773	—
Payable for investment securities purchased	1,185,252	—
Payable for fund shares redeemed	37,860	115,298
Payable upon receipt of securities loaned	19,491	—
Unrealized depreciation on OTC swap agreements	832,627	—
Payable for investment management fees	65,628	91,362
Payable for distribution and shareholder service fees	13,351	—
Payable to trustees under the deferred compensation plan (Note 6)	18,283	6,590
Payable for trustee fees	352	570
Payable for shareholder notification costs (Note 6)	67,683	—
Other accrued expenses and liabilities	63,888	32,593
Total liabilities	2,973,188	246,413
NET ASSETS	$144,753,943	$222,291,402

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$231,369,388	$247,691,651
Total distributable loss	(86,615,445)	(25,400,249)
NET ASSETS	$144,753,943	$222,291,402

+	Including securities loaned at value	$18,841	$—
*	Cost of investments in securities	$138,449,766	$217,290,328
†	Cost of short-term investments	$7,011,315	$4,124,566

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
Class ADV
Net assets	$27,040,595	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	3,072,529	n/a
Net asset value and redemption price per share	$8.80	n/a
Class I
Net assets	$117,713,348	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	12,768,778	n/a
Net asset value and redemption price per share	$9.22	n/a
Portfolio(1)
Net assets	n/a	$222,291,402
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	23,304,762
Net asset value and redemption price per share	n/a	$9.54

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
INVESTMENT INCOME:
Dividends	$27,704	$180,902
Interest	4,517,376 (1)	5,030,007
Securities lending income, net	1,430	—
Other	585	695
Total investment income	4,547,095	5,211,604
EXPENSES:
Investment management fees	490,264	565,741
Distribution and shareholder service fees
Class ADV	84,844	—
Class S(2)	49,855	—
Transfer agent fees		227
Class ADV	3,440	—
Class I	13,412	—
Class S(2)	5,395	—
Shareholder reporting expense	3,151	1,984
Professional fees	23,403	32,217
Custody and accounting expense	36,392	11,899
Shareholder notification costs (Note 6)	50,000	—
Trustee fees	1,760	2,852
Miscellaneous expense	9,504	9,029
Interest expense	—	582
Total expenses	771,420	624,531
Waived and reimbursed fees	(100,339)	—
Net expenses	671,081	624,531
Net investment income	3,876,014	4,587,073
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	403,406	(1,690,790)
Futures	1,035,648	(184,094)
Swaps	(390,121)	—
Net realized gain (loss)	1,048,933	(1,874,884)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,639,398)	21,920
Futures	(196,958)	46,765
Swaps	(17,599)	—
Net change in unrealized appreciation (depreciation)	(1,853,955)	68,685
Net realized and unrealized loss	(805,022)	(1,806,199)
Increase in net assets resulting from operations	$3,070,992	$2,780,874

(1)  Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

(2)  Class S of Voya Inflation Protected Bond Plus Portfolio was fully redeemed on close of business March 23, 2026.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Inflation Protected Bond Plus Portfolio		VY® BrandywineGLOBAL — Bond Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$3,876,014	$9,020,801	$4,587,073	$9,533,319
Net realized gain (loss)	1,048,933	(1,835,417)	(1,874,884)	402,910
Net change in unrealized appreciation (depreciation)	(1,853,955)	7,002,320	68,685	3,731,610
Increase in net assets resulting from operations	3,070,992	14,187,704	2,780,874	13,667,839
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	—	—	—	(9,051,847)
Class ADV	(631,604)	(1,258,565)	—	—
Class I	(2,789,222)	(3,724,682)	—	—
Class S(1)	(518,603)	(3,945,094)	—	—
Total distributions	(3,939,429)	(8,928,341)	—	(9,051,847)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,090,707	46,514,137	26,209,096	66,249,743
Reinvestment of distributions	3,939,429	8,928,341	—	9,051,847
	39,030,136	55,442,478	26,209,096	75,301,590
Cost of shares redeemed	(111,671,899)	(46,344,274)	(38,603,302)	(61,848,556)
Net increase (decrease) in net assets
resulting from capital share transactions	(72,641,763)	9,098,204	(12,394,206)	13,453,034
Net increase (decrease) in net assets	(73,510,200)	14,357,567	(9,613,332)	18,069,026
NET ASSETS:
Beginning of year or period	218,264,143	203,906,576	231,904,734	213,835,708
End of year or period	$144,753,943	$218,264,143	$222,291,402	$231,904,734

(1)  Class S of Voya Inflation Protected Bond Plus Portfolio was fully redeemed on close of business March 23, 2026.

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions 2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions 2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Inflation Protected Bond Plus Portfolio
Class ADV
06-30-26+	8.86	0.18	•	(0.04)	0.14	0.20	—	—	0.20	—	8.80	1.58	1.30	1.20	1.20	3.98	27,041	21
12-31-25	8.65	0.35	•	0.22	0.57	0.36	—	—	0.36	—	8.86	6.64	1.29	1.19	1.19	3.94	29,750	80
12-31-24	8.82	0.30	•	(0.17)	0.13	0.30	—	—	0.30	—	8.65	1.46	1.29	1.23	1.23	3.42	31,885	279
12-31-23	8.76	0.27	•	0.06	0.33	0.27	—	—	0.27	—	8.82	3.83	1.27	1.22	1.22	3.09	38,745	297
12-31-22	10.51	0.35	•	(1.73)	(1.38)	0.32	—	0.05	0.37	—	8.76	(13.34)	1.23	1.18	1.18	3.70	43,212	231
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
Class I
06-30-26+	9.27	0.21	•	(0.03)	0.18	0.23	—	—	0.23	—	9.22	1.91	0.70	0.60	0.60	4.64	117,713	21
12-31-25	9.03	0.42	•	0.23	0.65	0.41	—	—	0.41	—	9.27	7.30	0.69	0.59	0.59	4.53	98,598	80
12-31-24	9.19	0.36	•	(0.17)	0.19	0.35	—	—	0.35	—	9.03	2.09	0.69	0.63	0.63	3.92	73,236	279
12-31-23	9.13	0.34	•	0.05	0.39	0.33	—	—	0.33	—	9.19	4.30	0.67	0.62	0.62	3.70	69,071	297
12-31-22	10.94	0.42	•	(1.79)	(1.37)	0.39	—	0.05	0.44	—	9.13	(12.74)	0.63	0.58	0.58	4.27	77,275	231
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
VY® BrandywineGLOBAL- Bond Portfolio

06-30-26+	9.42	0.19	••	(0.07)	0.12	—	—	—	—	—	9.54	1.27	0.55	0.55	0.55	4.05	222,291	165
12-31-25	9.24	0.40	•	0.15	0.55	0.37	—	—	0.37	—	9.42	6.14	0.55	0.55	0.55	4.24	231,905	194
12-31-24	9.59	0.39	•	(0.32)	0.07	0.42	—	—	0.42	—	9.24	0.81	0.58	0.58	0.58	4.14	213,836	127
12-31-23	9.29	0.38	•	0.13	0.51	0.21	—	—	0.21	—	9.59	5.53	0.55	0.55	0.55	4.01	228,471	126
12-31-22	11.22	0.16	•	(1.45)	(1.29)	0.11	0.53	—	0.64	—	9.29	(11.89)	0.55	0.56	0.56	1.60	266,314	184
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of nineteen active separate investment series. The one series included in this report is: Voya Inflation Protected Bond Plus Portfolio (“Inflation Protected Bond Plus”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” Inflation Protected Bond Plus and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for Inflation Protected Bond Plus are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when

6

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For Inflation Protected Bond Plus, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2026, Inflation Protected Bond Plus did not receive any cash collateral for its open OTC derivative transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2026, Inflation Protected Bond Plus had a liability position of $832,627 on OTC total return swaps with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2026, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2026, Inflation Protected Bond Plus pledged $240,000 in cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

There were no open forward foreign currency contracts at June 30, 2026.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2026, Inflation Protected Bond Plus and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the period ended June 30, 2026, the following Portfolios had average quarterly notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Inflation Protected Bond Plus	$1,527,476	$58,951,763
Bond Portfolio	30,823,922	—

Please refer to the tables within Portfolio of Investments for open futures contracts for Inflation Protected Bond Plus and Bond Portfolio at June 30, 2026.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

There were no open option contracts at June 30, 2026.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2026, Inflation Protected Bond Plus sold credit protection on credit default swap indices (“CDX”) with an average quarterly notional amount of $730,000 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

There were no open credit default swaps to sell protection at June 30, 2026.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. For the period ended June 30, 2026, there were no interest rate swaps entered into by Inflation Protected Bond Plus.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the period ended June 30, 2026, Inflation Protected Bond Plus had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average quarterly notional amount on short inflation linked-bonds was $81,500,000.

Inflation Protected Bond Plus used inflation-linked swaps as part of their inflation strategy. There were no open inflation-linked swaps at June 30, 2026.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2026, Inflation Protected Bond Plus had an average quarterly notional amount of $139,466,667 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total returns swaps at June 30, 2026.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A  Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments held by Inflation Protected Bond Plus at June 30, 2026.

O. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Inflation Protected Bond Plus	$15,449,988	$64,658,384
Bond Portfolio	37,833,332	17,737,639

U.S. government securities not included above were as follows:

	Purchases	Sales
Inflation Protected Bond Plus	$17,573,991	$21,777,810
Bond Portfolio	309,557,352	324,874,919

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
Inflation Protected	0.55% on the first $200 million;
Bond Plus	0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Inflation Protected Bond Plus	Voya Investment Management Co. LLC*
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of Inflation Protected Bond Plus. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares. Inflation Protected Bond Plus’s Class S shares was fully redeemed on close of business March 23, 2026.

Class ADV shares of Inflation Protected Bond Plus have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution Income Portfolio	Inflation Protected Bond Plus	9.55%
Voya Institutional Trust Company	Inflation Protected Bond Plus	21.61
Voya Solution 2035 Portfolio	Bond Portfolio	11.62
Voya Solution Balanced Portfolio	Bond Portfolio	5.69
Voya Solution Income Portfolio	Inflation Protected Bond Plus	9.77
	Bond Portfolio	19.40

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Inflation Protected Bond Plus	$22,046

During the period ended June 30, 2026, Inflation Protected Bond Plus incurred $50,000 of shareholder notification costs associated with conversion changes to offering and eligibility structure. The Investment Adviser reimbursed Inflation Protected Bond Plus for these costs.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
Inflation Protected Bond Plus	Class ADV: 1.19%
Class I: 0.59%
Bond Portfolio	0.58%

The Expense Limitation Agreements are contractual through May 1, 2027. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2026:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Bond Portfolio	1	$4,519,000	4.64%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Inflation Protected Bond Plus
Class ADV
6/30/2026	63,203	—	71,244	(419,838)	—	(285,391)	558,967	—	631,604	(3,730,695)	—	(2,540,124)
12/31/2025	220,804	—	141,601	(692,147)	—	(329,742)	1,947,268	—	1,258,565	(6,135,853)	—	(2,930,020)
Class I
6/30/2026	3,484,187	—	300,477	(1,652,352)	—	2,132,312	32,572,030	—	2,789,222	(15,369,615)	—	19,991,637
12/31/2025	3,814,275	—	400,798	(1,691,074)	—	2,523,999	35,433,945	—	3,724,682	(15,676,373)	—	23,482,254
Class S
6/30/2026(1)	211,206	—	56,007	(10,052,269)	—	(9,785,056)	1,959,710	—	518,603	(92,571,589)	—	(90,093,276)
12/31/2025	1,003,306	—	428,345	(2,677,873)	—	(1,246,222)	9,132,924	—	3,945,094	(24,532,048)	—	(11,454,030)
Bond Portfolio
6/30/2026	2,765,471	—	—	(4,077,369)	—	(1,311,898)	26,209,096	—	—	(38,603,302)	—	(12,394,206)
12/31/2025	7,092,514	—	1,003,531	(6,625,266)	—	1,470,779	66,249,743	—	9,051,847	(61,848,556)	—	13,453,034

(1)  Class S was fully redeemed on close of business March 23, 2026.

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned.

The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

(the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following table represents a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

Inflation Protected Bond Plus

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$18,841	$(18,841)	$—
Total	$18,841	$(18,841)	$—

(1)	Cash collateral with a fair value of $19,491 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals, swaps and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
	Ordinary Income	Ordinary Income
Inflation Protected Bond Plus	$8,928,341	$7,673,109
Bond Portfolio	9,051,847	9,403,998

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
Inflation Protected Bond Plus	$118,095	$(555,147)	$(12,071,150)	Short-term	$(85,747,008)
			(73,238,806)	Long-term
			$(85,309,956)
Bond Portfolio	9,768,212	(547,300)	(26,642,494)	Short-term	(28,181,123)
			(10,759,541)	Long-term
			$(37,402,035)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Inflation Protected Bond Plus).

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers, counterparties, or other organizations on which it relies. Recent technological

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENT

Dividends: Subsequent to June 30, 2026, the Portfolios declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Inflation Protected Bond Plus
Class I	$0.0393	July 31, 2026	July 30, 2026
Class R	$0.0351	July 31, 2026	July 30, 2026
Bond Portfolio	$0.4254	July 15, 2026	July 14, 2026

Fund Conversion: The Board approved changes to the structure of Inflation Protected Bond Plus (the “Conversion”). Following the Conversion on July 17, 2026, Inflation Protected Bond Plus is now offered directly to the public, the eligibility to invest in Inflation Protected Bond Plus was revised, the Portfolio’s name changed to “Voya Inflation Protected Bond Plus Fund”, and Class ADV shares were renamed to Class R. In conjunction with the Conversion, the management fees, expense limits and distribution (as applicable) for Class I and Class R shares were lowered.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 26.9%
	Automobile Asset-Backed Securities: 0.9%
1,300,000 (1)	American Heritage Auto Receivables Issuer Trust 2025-1A B, 4.770%, 06/16/2031	$1,283,119	0.9

	Home Equity Asset-Backed Securities: 0.2%
300,000 (1)	Unlock HEA Trust 2026-1 A, 5.750%, 06/25/2042	294,951	0.2

	Other Asset-Backed Securities: 23.0%
550,000 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2025-1A A2, 6.720%, 06/07/2055	549,399	0.4
1,078,853 (1)	Aqua Finance Issuer Trust 2025-A A, 5.250%, 12/19/2050	1,081,212	0.7
700,000 (1)(2)	CBAMR LLC 2021-15A BR, 5.245%, (TSFR3M + 1.570%), 01/20/2038	702,073	0.5
500,000 (1)(2)	Cedar Funding VIII Clo Ltd. 2017-8A CRR, 5.530%, (TSFR3M + 1.850%), 01/17/2038	500,795	0.3
1,100,000 (1)(2)	CIFC Funding Ltd. 2022-4A AR, 4.770%, (TSFR3M + 1.090%), 07/16/2035	1,100,807	0.8
1,257,286 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	1,163,080	0.8
1,293,500 (1)	DB Master Finance LLC 2025-1A A2I, 4.891%, 08/20/2055	1,281,317	0.9
1,258,415 (1)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	1,155,091	0.8
1,000,000 (1)(2)	Elevation Clo Ltd. 2021-13A C1R, 5.673%, (TSFR3M + 2.000%), 07/15/2034	990,255	0.7
1,000,000 (1)(2)	Fort Greene Park CLO LLC 2025-2A CR, 5.314%, (TSFR3M + 1.650%), 04/22/2034	996,139	0.7
900,000 (1)(2)	HPS Loan Management Ltd. 2025-25A A, 5.097%, (TSFR3M + 1.430%), 07/26/2038	902,394	0.6
1,339,875 (1)	Jersey Mike’s Funding 2025-1A A2, 5.610%, 08/16/2055	1,354,639	0.9
523,364 (1)	JGWPT XXIX LLC 2013-2A A, 4.210%, 03/15/2062	491,793	0.3
350,000 (1)(2)	LCM 36 Ltd. 36A A1R, 4.743%, (TSFR3M + 1.070%), 01/15/2034	350,142	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
313,324 (1)	Mosaic Solar Loan Trust 2025-1A A, 6.120%, 08/22/2050	$311,156	0.2
250,000 (1)(2)	Neuberger Berman Loan Advisers Clo 51 Ltd. 2022-51A AR2, 4.666%, (TSFR3M + 1.000%), 10/23/2036	250,179	0.2
1,000,000 (1)(2)	Ocean Trails Clo XI 2021-11A C1R, 5.525%, (TSFR3M + 1.850%), 07/20/2034	983,459	0.7
1,500,000 (1)(2)	Octagon 75 Ltd. 2025-1A A1, 4.864%, (TSFR3M + 1.200%), 01/22/2038	1,501,341	1.0
580,025 (1)(2)	OZLM XV Ltd. 2016-15A A1R3, 4.725%, (TSFR3M + 1.050%), 04/20/2033	580,475	0.4
142,360 (1)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	142,503	0.1
1,104,774 (1)	Pagaya AI Debt Grantor Trust 2025-3 A2, 5.365%, 12/15/2032	1,107,026	0.8
1,549,945 (1)	Pagaya AI Debt Trust 2025-4 B, 5.688%, 01/17/2033	1,552,668	1.1
980,782 (1)	Palmetto Issuer LLC 2025-2A A, 5.980%, 04/30/2061	966,280	0.7
1,246,875 (1)	Planet Fitness Master Issuer LLC 2025-1A A2I, 5.274%, 12/06/2055	1,238,285	0.9
525,000 (1)	Progress Residential Trust 2022-SFR7 D, 5.500%, 10/27/2039	520,845	0.4
56,177 (1)	Reach ABS Trust 2025-1A A, 4.960%, 08/16/2032	56,231	0.0
1,313,000 (1)	Reach ABS Trust 2025-2A B, 5.120%, 08/18/2032	1,309,402	0.9
1,737,900 (1)	Sabal Issuer LLC 2026-1A A1, 6.000%, 05/02/2061	1,711,452	1.2
500,000 (1)	SoFi Consumer Loan Program Trust 2025-1 C, 5.420%, 02/27/2034	503,859	0.3
565,000 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	560,724	0.4
500,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A B1R, 5.267%, (TSFR3M + 1.600%), 04/25/2034	500,410	0.3

See Accompanying Notes to Financial Statements

20

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
221,178 (1)	Sunrun Bacchus Issuer LLC 2025-1A A2A, 6.410%, 04/30/2060	$221,521	0.2
986,122 (1)	Sunrun Pangea Issuer LLC 2025-2A A1, 6.150%, 01/30/2054	978,018	0.7
1,500,000 (1)	Taco Bell Funding LLC 2025-1A A2I, 4.821%, 08/25/2055	1,484,951	1.0
683,467 (1)	Textainer Marine Containers VII Ltd. 2021-2A A, 2.230%, 04/20/2046	643,946	0.4
251,950 (1)	Textainer Marine Containers VII Ltd. 2024-1A A, 5.250%, 08/20/2049	250,296	0.2
531,045 (1)	Wendy’s Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	470,046	0.3
1,050,000 (1)(2)	Wind River CLO Ltd. 2016-1KRA A2R3, 4.973%, (TSFR3M + 1.300%), 10/15/2034	1,047,088	0.7
1,905,000 (1)	Zaxbys Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,817,864	1.3
		33,329,161	23.0

	Student Loan Asset-Backed Securities: 2.8%
79,273 (1)	College Ave Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	71,212	0.0
128,708 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	119,059	0.1
45,486 (1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	44,861	0.0
526,302 (1)	Nelnet Student Loan Trust 2025-DA A1A, 4.650%, 08/20/2054	517,914	0.4
165,984 (1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	156,818	0.1
700,000 (1)	SMB Private Education Loan Trust 2023-A B, 5.880%, 01/15/2053	703,310	0.5
206,758 (1)	SMB Private Education Loan Trust 2023-B A1A, 4.990%, 10/16/2056	204,881	0.1
1,405,302 (1)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	1,407,156	1.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
979,773 (1)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	$855,974	0.6
		4,081,185	2.8

	Total Asset-Backed Securities (Cost $39,010,137)	38,988,416	26.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 19.3%
750,000 (1)(2)	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 A, 4.993%, (TSFR1M + 1.354%), 01/20/2043	751,735	0.5
90,000 (1)(2)	BAMLL Trust 2024-BHP A, 5.975%, (TSFR1M + 2.350%), 08/15/2039	90,476	0.1
1,313,373 (1)(2)	BAMLL Trust 2025-ASHF A, 5.476%, (TSFR1M + 1.850%), 02/15/2042	1,317,679	0.9
366,000	BANK 2019-BN23 A3, 2.920%, 12/15/2052	343,957	0.2
280,000 (2)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	271,395	0.2
300,000	Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	278,107	0.2
280,000	Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	246,815	0.2
1,000,000 (1)(2)	BAY Mortgage Trust 2025-LIVN A, 5.425%, (TSFR1M + 1.800%), 05/15/2035	1,001,853	0.7
1,000,000	Benchmark Mortgage Trust 2025-V17 A3, 5.075%, 09/15/2058	1,006,558	0.7
500,000 (1)(2)	BSPDF Issuer LLC 2026-FL4 A, 5.087%, (TSFR1M + 1.450%), 11/18/2043	501,182	0.4
134,547 (1)(2)	BX Commercial Mortgage Trust 2024-MDHS A, 5.267%, (TSFR1M + 1.641%), 05/15/2041	134,902	0.1
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2024-SLCT A, 4.949%, (TSFR1M + 1.323%), 01/15/2042	999,230	0.7
750,000 (1)(2)	BX Trust 2025-DIME A, 4.775%, (TSFR1M + 1.150%), 02/15/2035	748,987	0.5

See Accompanying Notes to Financial Statements

21

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
600,000 (1)(2)	BX Trust 2025-GW A, 5.225%, (TSFR1M + 1.600%), 07/15/2042	$602,327	0.4
963,955 (1)(2)	BX Trust 2025-ROIC B, 5.019%, (TSFR1M + 1.393%), 03/15/2030	962,726	0.7
1,000,000 (1)(2)	BX Trust 2025-VOLT B, 5.725%, (TSFR1M + 2.100%), 12/15/2044	1,002,955	0.7
1,000,000 (1)(2)	BX Trust 2026-ORBT A, 5.030%, (TSFR1M + 1.400%), 07/15/2043	1,001,250	0.7
500,000	CD Mortgage Trust 2017-CD6 A5, 3.456%, 11/13/2050	493,236	0.3
963,133 (1)(2)	Extended Stay America Trust 2025-ESH A, 4.925%, (TSFR1M + 1.300%), 10/15/2042	966,386	0.7
468,460 (1)(2)	Extended Stay America Trust 2026-ESH2 C, 5.225%, (TSFR1M + 1.600%), 02/15/2043	471,799	0.3
750,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.024%, (TSFR1M + 1.385%), 08/19/2042	751,461	0.5
100,000 (1)(2)	GWT 2024-WLF2 A, 5.317%, (TSFR1M + 1.691%), 05/15/2041	100,362	0.1
1,000,000 (1)(2)	Hawaii Hotel Trust 2025-MAUI A, 5.018%, (TSFR1M + 1.393%), 03/15/2042	1,002,999	0.7
1,000,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY C, 5.875%, (TSFR1M + 2.250%), 03/15/2042	1,001,837	0.7
560,625 (1)(2)	KRE Commercial Mortgage Trust 2025-AIP4 B, 5.225%, (TSFR1M + 1.600%), 03/15/2042	560,686	0.4
1,000,000 (1)(2)	KSL Commercial Mortgage Trust 2025-MH A, 5.219%, (TSFR1M + 1.594%), 12/15/2042	1,004,007	0.7
777,819 (1)(2)	MF1 Ltd. 2021-FL7 A, 4.832%, (TSFR1M + 1.194%), 10/16/2036	778,304	0.5
750,000 (1)(2)	MHP Commercial Mortgage Trust 2025-MHIL2 A, 5.125%, (TSFR1M + 1.500%), 09/15/2040	751,508	0.5
750,000 (1)(2)	PRM5 Trust 2025-PRM5 A, 4.620%, 03/10/2033	743,493	0.5
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	SCG Commercial Mortgage Trust 2025-DLFN B, 5.125%, (TSFR1M + 1.500%), 03/15/2035	$1,001,859	0.7
1,000,000 (1)(2)	SDAL Trust 2025-DAL A, 6.067%, (TSFR1M + 2.441%), 04/15/2042	1,002,871	0.7
750,000 (1)(2)	SREIT Trust 2021-MFP2 B, 4.911%, (TSFR1M + 1.286%), 11/15/2036	749,861	0.5
750,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.068%, (TSFR1M + 1.443%), 02/15/2042	746,306	0.5
650,000	UBS Commercial Mortgage Trust 2017-C4 A4, 3.563%, 10/15/2050	638,740	0.4
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	687,779	0.5
1,000,000	Wells Fargo Commercial Mortgage Trust 2025-5C4 A3, 5.673%, 05/15/2058	1,023,598	0.7
1,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-DWHP A, 5.967%, (TSFR1M + 2.341%), 04/15/2038	1,005,600	0.7
1,200,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.675%, 03/15/2038	1,198,635	0.8
	Total Commercial Mortgage-Backed Securities (Cost $28,010,495)	27,943,461	19.3

CORPORATE BONDS/NOTES: 17.3%
	Basic Materials: 0.7%
185,000	Celanese US Holdings LLC, 7.350%, 11/15/2028	192,799	0.1
139,000 (1)	Chemours Co., 5.750%, 11/15/2028	139,386	0.1
185,000 (1)	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029	186,751	0.1
65,000 (1)	Glencore Funding LLC, 3.875%, 10/27/2027	64,469	0.1
271,000 (1)	Glencore Funding LLC, 5.371%, 04/04/2029	275,278	0.2
43,000 (1)	Glencore Funding LLC, 6.125%, 10/06/2028	44,231	0.0

See Accompanying Notes to Financial Statements

22

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
63,000 (1)	Glencore Funding LLC, 6.375%, 10/06/2030	$66,427	0.1
		969,341	0.7

	Communications: 1.5%
433,000	AT&T, Inc., 2.250%, 02/01/2032	376,903	0.3
175,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	172,898	0.1
27,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	26,977	0.0
185,000 (1)	Match Group Holdings II LLC, 5.000%, 12/15/2027	184,471	0.1
185,000 (1)	McGraw-Hill Education, Inc., 5.750%, 08/01/2028	184,351	0.1
185,000 (1)	Nexstar Media, Inc., 4.750%, 11/01/2028	181,325	0.1
185,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.250%, 01/15/2029	180,241	0.1
141,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	140,883	0.1
206,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	206,875	0.1
75,000	Verizon Communications, Inc., 1.750%, 01/20/2031	65,902	0.1
272,000	Verizon Communications, Inc., 2.355%, 03/15/2032	237,763	0.2
214,000	Verizon Communications, Inc., 4.780%, 02/15/2035	207,094	0.2
		2,165,683	1.5

	Consumer, Cyclical: 1.2%
185,000	Advance Auto Parts, Inc., 1.750%, 10/01/2027	177,910	0.1
185,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	185,468	0.1
185,000 (1)	Cinemark USA, Inc., 5.250%, 07/15/2028	184,811	0.1
253,000	Lowe’s Cos., Inc., 1.700%, 09/15/2028	238,113	0.2
91,000	Lowe’s Cos., Inc., 1.700%, 10/15/2030	80,526	0.1
185,000	MGM Resorts International, 4.750%, 10/15/2028	183,794	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
185,000	Newell Brands, Inc., 6.375%, 09/15/2027	$186,919	0.1
240,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	237,699	0.2
185,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	186,262	0.1
80,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	79,986	0.1
		1,741,488	1.2

	Consumer, Non-cyclical: 2.2%
185,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	184,262	0.1
185,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	175,845	0.1
110,000	Altria Group, Inc., 4.800%, 02/14/2029	110,433	0.1
160,000	Altria Group, Inc., 6.200%, 11/01/2028	165,557	0.1
175,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.750%, 04/01/2028	172,227	0.1
463,000	BAT International Finance PLC, 4.448%, 03/16/2028	461,955	0.3
84,000	Becton Dickinson & Co., 4.693%, 02/13/2028	84,161	0.1
225,000	CommonSpirit Health, 2.782%, 10/01/2030	207,401	0.2
295,000	CVS Health Corp., 1.750%, 08/21/2030	261,795	0.2
212,000	CVS Health Corp., 5.000%, 01/30/2029	213,955	0.2
185,000 (1)	Darling Ingredients, Inc., 5.250%, 04/15/2027	184,964	0.1
59,000	Global Payments, Inc., 4.950%, 08/15/2027	59,131	0.0
97,000	HCA, Inc., 3.500%, 09/01/2030	92,045	0.1
300,000	HCA, Inc., 5.200%, 06/01/2028	303,036	0.2
139,000	HCA, Inc., 5.450%, 04/01/2031	142,071	0.1
185,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	180,701	0.1
185,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	183,466	0.1
		3,183,005	2.2

See Accompanying Notes to Financial Statements

23

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 2.0%
82,000	APA Corp., 4.250%, 01/15/2030	$80,632	0.1
115,000	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	110,678	0.1
162,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	169,209	0.1
24,000	Devon Energy Corp., 5.250%, 10/15/2027	24,002	0.0
503,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	468,003	0.3
243,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	234,415	0.2
37,000	Energy Transfer L.P., 4.950%, 05/15/2028	37,197	0.0
194,000 (1)	EQT Corp., 3.625%, 05/15/2031	181,782	0.1
235,000	EQT Corp., 5.700%, 04/01/2028	239,076	0.2
18,000	EQT Corp., 7.000%, 02/01/2030	19,161	0.0
154,000	Kinder Morgan, Inc., 5.000%, 02/01/2029	155,415	0.1
106,000 (1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	97,616	0.1
239,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	237,452	0.2
185,000 (1)	SM Energy Co., 6.750%, 08/01/2029	188,480	0.1
60,000	South Bow USA Infrastructure Holdings LLC, 4.911%, 09/01/2027	60,164	0.0
185,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	190,188	0.1
29,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	27,513	0.0
153,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	152,473	0.1
222,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	221,922	0.2
34,000 (1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	33,392	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
24,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 03/15/2028	$23,761	0.0
		2,952,531	2.0

	Financial: 6.5%
185,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	182,896	0.1
60,000 (2)	American Express Co., 5.043%, 07/26/2028	60,350	0.0
33,000	American Tower Corp., 2.300%, 09/15/2031	29,124	0.0
219,000	American Tower Corp., 3.800%, 08/15/2029	213,575	0.2
23,000	American Tower Corp., 4.050%, 03/15/2032	22,037	0.0
110,000	American Tower Corp., 5.200%, 02/15/2029	111,458	0.1
18,000	American Tower Corp., 5.800%, 11/15/2028	18,446	0.0
90,000 (2)	Associated Banc-Corp., 6.455%, 08/29/2030	92,647	0.1
214,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	210,453	0.1
97,000 (2)	Bank of America Corp., 3.705%, 04/24/2028	96,356	0.1
239,000 (2)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	236,753	0.2
185,000 (2)	Bank of America Corp., MTN, 2.972%, 02/04/2033	167,032	0.1
36,000 (2)	Citigroup, Inc., 2.520%, 11/03/2032	31,914	0.0
64,000 (2)	Citigroup, Inc., 2.561%, 05/01/2032	57,548	0.0
120,000 (2)	Citigroup, Inc., 3.980%, 03/20/2030	117,700	0.1
29,000	Crown Castle, Inc., 2.100%, 04/01/2031	25,514	0.0
112,000	Crown Castle, Inc., 2.250%, 01/15/2031	99,784	0.1
37,000	Crown Castle, Inc., 2.500%, 07/15/2031	32,885	0.0
91,000	Crown Castle, Inc., 3.650%, 09/01/2027	90,128	0.1
221,000	Equinix, Inc., 2.000%, 05/15/2028	211,045	0.2
100,000	Equinix, Inc., 2.150%, 07/15/2030	90,181	0.1
36,000	Equinix, Inc., 2.500%, 05/15/2031	32,268	0.0
72,000	Equinix, Inc., 3.200%, 11/18/2029	68,586	0.1
234,000	GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	235,241	0.2

See Accompanying Notes to Financial Statements

24

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
264,000 (2)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	$235,021	0.2
170,000 (2)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	166,826	0.1
65,000 (2)	Goldman Sachs Group, Inc., 4.692%, 10/23/2030	64,706	0.0
225,000 (2)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	230,626	0.2
91,000 (2)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	94,408	0.1
185,000 (1)	Iron Mountain, Inc., 4.875%, 09/15/2027	184,758	0.1
397,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	349,530	0.2
51,000 (2)	JPMorgan Chase & Co., 2.522%, 04/22/2031	47,021	0.0
90,000 (2)	JPMorgan Chase & Co., 4.505%, 10/22/2028	89,989	0.1
115,000 (2)	JPMorgan Chase & Co., 4.979%, 07/22/2028	115,518	0.1
279,000 (2)	JPMorgan Chase & Co., 4.995%, 07/22/2030	280,928	0.2
171,000 (2)	JPMorgan Chase & Co., 5.012%, 01/23/2030	172,179	0.1
164,000 (2)	JPMorgan Chase & Co., 5.571%, 04/22/2028	165,390	0.1
69,000 (2)	JPMorgan Chase & Co., 5.581%, 04/22/2030	70,521	0.1
294,000 (2)	JPMorgan Chase & Co., 6.087%, 10/23/2029	302,987	0.2
341,000 (2)	Morgan Stanley, 2.943%, 01/21/2033	306,701	0.2
75,000 (2)	Morgan Stanley, 4.708%, 03/12/2032	74,091	0.1
233,000 (2)	Morgan Stanley, 5.042%, 07/19/2030	234,658	0.2
70,000 (2)	Morgan Stanley, 5.173%, 01/16/2030	70,639	0.1
266,000 (2)	Morgan Stanley, 5.449%, 07/20/2029	269,549	0.2
197,000 (2)	Morgan Stanley, 5.656%, 04/18/2030	201,269	0.1
9,000 (2)	Morgan Stanley, 5.664%, 04/17/2036	9,244	0.0
60,000 (2)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	52,648	0.0
123,000 (2)	Morgan Stanley, GMTN, 2.699%, 01/22/2031	114,239	0.1
55,000 (2)	Morgan Stanley, MTN, 1.794%, 02/13/2032	47,856	0.0
105,000 (2)	Morgan Stanley, MTN, 1.928%, 04/28/2032	91,314	0.1
52,000 (2)	Morgan Stanley, MTN, 2.511%, 10/20/2032	45,980	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
120,000 (2)	Morgan Stanley I, 4.133%, 10/18/2029	$118,375	0.1
245,000 (2)	Morgan Stanley I, 4.356%, 10/22/2031	239,600	0.2
185,000	Navient Corp., 5.000%, 03/15/2027	183,656	0.1
185,000	OneMain Finance Corp., 3.875%, 09/15/2028	179,281	0.1
185,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	185,026	0.1
185,000 (1)	PennyMac Financial Services, Inc., 4.250%, 02/15/2029	176,756	0.1
185,000 (1)	PRA Group, Inc., 8.375%, 02/01/2028	187,724	0.1
185,000 (1)	Starwood Property Trust, Inc., 5.875%, 08/15/2029	185,666	0.1
590,000	VICI Properties L.P., 4.750%, 02/15/2028	589,985	0.4
194,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.875%, 02/15/2029	188,526	0.1
180,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	172,813	0.1
181,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 12/01/2029	177,708	0.1
197,000 (2)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	200,347	0.1
		9,407,980	6.5

	Industrial: 1.2%
13,000	Berry Global, Inc., 5.500%, 04/15/2028	13,202	0.0
85,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	85,082	0.1
185,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.625%, 04/15/2029	184,912	0.1
185,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	179,214	0.1
185,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	181,805	0.1
276,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	279,263	0.2
9,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	9,169	0.0
212,000	RTX Corp., 5.750%, 01/15/2029	218,422	0.2

See Accompanying Notes to Financial Statements

25

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
185,000 (1)	Smyrna Ready Mix Concrete LLC, 6.000%, 11/01/2028	$185,472	0.1
185,000 (1)	Standard Industries, Inc., 4.750%, 01/15/2028	183,808	0.1
185,000 (1)	TransDigm, Inc., 6.375%, 03/01/2029	188,058	0.2
		1,708,407	1.2

	Technology: 1.0%
65,000	Broadcom, Inc., 5.150%, 11/15/2031	66,154	0.1
185,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	179,639	0.1
361,000	Fiserv, Inc., 5.450%, 03/02/2028	364,664	0.3
200,000 (1)	Foundry JV Holdco LLC, 6.150%, 01/25/2032	209,924	0.1
101,000 (1)	Gartner, Inc., 3.625%, 06/15/2029	95,541	0.1
288,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	282,957	0.2
9,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	9,112	0.0
185,000	International Business Machines Corp., 4.150%, 07/27/2027	184,729	0.1
30,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	26,908	0.0
		1,419,628	1.0

	Utilities: 1.0%
73,000	CenterPoint Energy Resources Corp., 5.250%, 03/01/2028	73,979	0.1
64,000 (3)	Duke Energy Carolinas LLC, 2.450%, 02/01/2030	59,612	0.0
117,000	Duke Energy Carolinas LLC, 4.950%, 01/15/2033	117,798	0.1
241,000	Duke Energy Corp., 3.150%, 08/15/2027	237,598	0.2
164,000	Duke Energy Florida LLC, 1.750%, 06/15/2030	147,097	0.1
38,000	Duke Energy Ohio, Inc., 3.650%, 02/01/2029	37,262	0.0
60,000	Duke Energy Progress LLC, 5.250%, 03/15/2033	61,221	0.0
37,000	Georgia Power Co., 4.950%, 05/17/2033	37,235	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
233,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	$208,477	0.1
75,000	NiSource, Inc., 1.700%, 02/15/2031	65,531	0.1
65,000	NiSource, Inc., 5.200%, 07/01/2029	66,025	0.1
185,000 (1)	NRG Energy, Inc., 3.375%, 02/15/2029	176,545	0.1
68,000 (1)	NRG Energy, Inc., 4.450%, 06/15/2029	67,000	0.1
65,000	Piedmont Natural Gas Co., Inc., 3.500%, 06/01/2029	63,086	0.0
		1,418,466	1.0

	Total Corporate Bonds/ Notes (Cost $24,816,341)	24,966,529	17.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.4%
195,053 (1)(2)	BRAVO Residential Funding Trust 2023-NQM3 A1, 4.850%, 09/25/2062	194,580	0.1
389,150 (1)(2)	Chase Home Lending Mortgage Trust 2026-4 A4, 5.500%, 02/25/2057	388,632	0.3
477,908 (1)(2)	Chase Mortgage Finance Corp. 2026-CINV1 A9B, 5.000%, 01/25/2057	466,990	0.3
387,643 (1)(2)	CSMC Trust 2022-NQM5 A1, 5.169%, 05/25/2067	386,758	0.3
252,532 (1)(2)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	209,994	0.1
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 5.578%, (SOFR30A + 1.950%), 03/25/2044	504,135	0.3
482,105 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 5.278%, (SOFR30A + 1.650%), 05/25/2044	483,992	0.3
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.578%, (SOFR30A + 1.950%), 02/25/2045	1,003,306	0.7
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2026-R02 1M2, 5.128%, (SOFR30A + 1.500%), 02/25/2046	503,053	0.3

See Accompanying Notes to Financial Statements

26

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
544,705 (2)	Fannie Mae REMIC Trust 2024-103 FM, 5.128%, (SOFR30A + 1.500%), 01/25/2055	$552,220	0.4
792,942 (2)	Fannie Mae REMIC Trust 2024-88 DF, 4.878%, (SOFR30A + 1.250%), 12/25/2054	798,532	0.6
678,845 (2)	Freddie Mac REMIC Trust 5400 FA, 4.378%, (SOFR30A + 0.750%), 04/25/2054	676,439	0.5
4,412,489 (2)	Freddie Mac REMIC Trust 5410 DF, 5.078%, (SOFR30A + 1.450%), 05/25/2054	4,449,326	3.1
1,495,415 (2)	Freddie Mac REMIC Trust 5460 FH, 4.728%, (SOFR30A + 1.100%), 10/25/2054	1,500,764	1.0
1,552,733 (2)	Freddie Mac REMIC Trust 5472 FE, 4.978%, (SOFR30A + 1.350%), 11/25/2054	1,567,279	1.1
821,452 (2)	Freddie Mac REMIC Trust 5473 BF, 4.928%, (SOFR30A + 1.300%), 11/25/2054	828,409	0.6
754,010 (2)	Freddie Mac REMIC Trust 5475 FG, 4.778%, (SOFR30A + 1.150%), 11/25/2054	753,015	0.5
471,457 (2)	Freddie Mac REMIC Trust 5483 FD, 4.928%, (SOFR30A + 1.300%), 12/25/2054	475,305	0.3
682,767 (2)	Freddie Mac REMIC Trust 5570 FA, 5.028%, (SOFR30A + 1.400%), 05/25/2055	691,229	0.5
500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2025-HQA1 M2, 5.278%, (SOFR30A + 1.650%), 02/25/2045	502,413	0.3
362,111 (1)(2)	GCAT Trust 2025-INV3 A5, 6.000%, 08/25/2055	363,457	0.2
611,235 (2)	Ginnie Mae 2025-89 FB, 5.059%, (SOFR30A + 1.450%), 05/20/2055	620,514	0.4
1,222,471 (2)	Ginnie Mae 2025-89 FG, 5.009%, (SOFR30A + 1.400%), 05/20/2055	1,238,813	0.9
390,509 (1)(2)	GS Mortgage-Backed Securities Trust 2026-PJ6 A4, 5.500%, 09/25/2056	389,715	0.3
697,425 (1)(2)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	602,216	0.4
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
107,965 (1)(2)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	$104,919	0.1
391,271 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	389,562	0.3
851,752 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	732,796	0.5
210,281 (1)(2)	OBX Trust 2025-J2 A19, 5.500%, 09/25/2055	208,615	0.1
292,769 (1)(2)	OBX Trust 2026-AHC1 A5, 5.500%, 04/25/2056	293,035	0.2
392,864 (1)(2)	PMT Loan Trust 2026-CNF4 A6, 5.000%, 05/25/2057	388,438	0.3
180,708 (1)(2)	PMT Loan Trust 2026-J1 A19, 5.500%, 01/25/2057	179,241	0.1
58,932 (1)(2)	PRKCM Trust 2022-AFC2 A1, 5.335%, 08/25/2057	58,798	0.0
422,214 (1)(2)	Sequoia Mortgage Trust 2025-12 A19, 5.500%, 12/25/2055	419,051	0.3
221,810 (1)(2)	Sequoia Mortgage Trust 2025-9 A28, 6.000%, 10/25/2055	224,248	0.2
387,023 (1)(2)	Sequoia Mortgage Trust 2026-5 A4, 5.500%, 05/25/2056	386,428	0.3
312,573 (1)(2)	SG Residential Mortgage Trust 2021-1 A1, 1.160%, 07/25/2061	262,256	0.2

	Total Collateralized Mortgage Obligations (Cost $23,859,590)	23,798,473	16.4

U.S. TREASURY OBLIGATIONS: 15.3%
	United States Treasury Bonds: 0.2%
288,100	5.000%, 05/15/2046	290,283	0.2

	United States Treasury Inflation Indexed Bonds: 3.2%
239,963	0.125%, 02/15/2051	127,068	0.1
289,146	0.125%, 02/15/2052	149,855	0.1
243,002	0.250%, 02/15/2050	137,054	0.1
251,744	0.625%, 02/15/2043	183,698	0.1
306,256	0.750%, 02/15/2042	233,894	0.2
373,493	0.750%, 02/15/2045	265,445	0.2
232,597	0.875%, 02/15/2047	163,620	0.1
190,864	1.000%, 02/15/2046	140,236	0.1
139,224	1.000%, 02/15/2049	97,832	0.1
342,081	1.375%, 02/15/2044	279,483	0.2
253,752	1.500%, 02/15/2053	192,975	0.1
246,391	1.750%, 01/15/2028	244,760	0.2
128,808	2.125%, 02/15/2040	124,309	0.1
192,673	2.125%, 02/15/2041	184,113	0.1
264,656	2.125%, 02/15/2054	231,362	0.1
668,447	2.375%, 10/15/2028	675,798	0.5

See Accompanying Notes to Financial Statements

27

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Inflation Indexed Bonds (continued)
264,898	2.375%, 02/15/2055	$243,958	0.2
221,187	2.500%, 01/15/2029	224,056	0.1
103,189	3.375%, 04/15/2032	111,136	0.1
247,489	3.625%, 04/15/2028	253,817	0.2
282,187	3.875%, 04/15/2029	296,424	0.2
		4,560,893	3.2
	United States Treasury Inflation Indexed Notes: 10.4%
653,426	0.125%, 04/15/2027	640,714	0.4
589,456	0.125%, 01/15/2030	553,694	0.4
648,396	0.125%, 07/15/2030	605,981	0.4
668,173	0.125%, 01/15/2031	617,305	0.4
677,298	0.125%, 07/15/2031	621,993	0.4
737,034	0.125%, 01/15/2032	667,443	0.5
524,019	0.250%, 07/15/2029	499,932	0.3
592,825	0.500%, 01/15/2028	577,836	0.4
762,324	0.625%, 07/15/2032	706,227	0.5
515,154	0.750%, 07/15/2028	503,831	0.3
444,331	0.875%, 01/15/2029	432,369	0.3
391,633	1.125%, 10/15/2030	380,388	0.3
745,916	1.125%, 01/15/2033	705,767	0.5
647,276	1.250%, 04/15/2028	636,981	0.4
735,978	1.375%, 07/15/2033	706,186	0.5
656,982	1.625%, 10/15/2027	653,932	0.5
702,857	1.625%, 10/15/2029	698,156	0.5
735,234	1.625%, 04/15/2030	726,507	0.5
773,425	1.750%, 01/15/2034	755,899	0.5
1,220,507	1.875%, 07/15/2034	1,203,288	0.8
1,037,130	1.875%, 07/15/2035	1,014,456	0.7
677,004	2.125%, 04/15/2029	679,095	0.5
527,620	2.125%, 01/15/2035	526,541	0.4
		15,114,521	10.4
	United States Treasury Notes: 1.5%
1,947,800	4.125%, 06/30/2028	1,946,849	1.4
209,000	4.125%, 06/30/2031	208,273	0.1
		2,155,122	1.5

	Total U.S. Treasury Obligations (Cost $22,753,203)	22,120,819	15.3

	Total Long-Term Investments (Cost $138,449,766)	137,817,698	95.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Commercial Paper: 3.5%
1,500,000 (4)	Charles Schwab Corp., 3.870%, 09/08/2026	1,488,936	1.0
2,000,000 (4)	Mondelez International, Inc., 3.930%, 07/01/2026	1,999,784	1.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,500,000 (4)	Simon Property Group, Inc., 4.060%, 07/24/2026	$1,496,009	1.1
	Total Commercial Paper (Cost $4,984,824)	4,984,729	3.5

	Repurchase Agreements: 0.0%
19,491 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $19,493, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $19,881, due 06/30/27-01/15/35)	19,491	0.0
	Total Repurchase Agreements (Cost $19,491)	19,491	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
2,007,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570% (Cost $2,007,000)	$2,007,000	1.4

	Total Short-Term Investments (Cost $7,011,315)	7,011,220	4.9
	Total Investments in Securities (Cost $145,461,081)	$144,828,918	100.1
	Liabilities in Excess of Other Assets	(74,975)	(0.1)
	Net Assets	$144,753,943	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

28

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Asset-Backed Securities	$—	$38,988,416	$—	$38,988,416
Commercial Mortgage-Backed Securities	—	27,943,461	—	27,943,461
Corporate Bonds/Notes	—	24,966,529	—	24,966,529
Collateralized Mortgage Obligations	—	23,798,473	—	23,798,473
U.S. Treasury Obligations	—	22,120,819	—	22,120,819
Short-Term Investments	2,007,000	5,004,220	—	7,011,220
Total Investments, at fair value	$2,007,000	$142,821,918	$—	$144,828,918
Other Financial Instruments+
Futures	619	—	—	619
Total Assets	$2,007,619	$142,821,918	$—	$144,829,537
Liabilities Table
Other Financial Instruments+
Futures	$(226,569)	$—	$—	$(226,569)
OTC total return swaps	—	(832,627)	—	(832,627)
Total Liabilities	$(226,569)	$(832,627)	$—	$(1,059,196)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya Inflation Protected Bond Plus Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 2-Year Note	(141)	09/30/26	$(29,064,727)	$619
U.S. Treasury 5-Year Note	(211)	09/30/26	(22,586,891)	(78,853)
U.S. Treasury 10-Year Note	(39)	09/21/26	(4,285,734)	(34,818)
U.S. Treasury Long Bond	(29)	09/21/26	(3,291,500)	(81,067)
U.S. Treasury Ultra 10-Year Note	(15)	09/21/26	(1,687,031)	(21,699)
U.S. Treasury Ultra Long Bond	(3)	09/21/26	(348,469)	(10,132)
			$(61,264,352)	$(225,950)

At June 30, 2026, the following OTC total return swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:

See Accompanying Notes to Financial Statements

29

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Bloomberg U.S Treasury Inflation-Linked Bond Index (Series-L)	At Termination Date	(1-day Secured Overnight Financing Rate + 17 basis points)	At Termination Date	Goldman Sachs International	07/30/26	USD	10,000,000	$(75,780)	$—	$(75,780)
Receive	Bloomberg U.S Treasury Inflation-Linked Bond Index (Series-L)	At Termination Date	(1-day Secured Overnight Financing Rate + 17 basis points)	At Termination Date	Goldman Sachs International	08/07/26	USD	28,100,000	(264,204)	—	(264,204)
Receive	Bloomberg U.S Treasury Inflation-Linked Bond Index (Series-L)	At Termination Date	(1-day Secured Overnight Financing Rate + 17 basis points)	At Termination Date	Goldman Sachs International	08/20/26	USD	19,000,000	(26,370)	—	(26,370)
Receive	Bloomberg U.S Treasury Inflation-Linked Bond Index (Series-L)	At Termination Date	(1-day Secured Overnight Financing Rate + 18 basis points)	At Termination Date	Goldman Sachs International	09/10/26	USD	52,700,000	(321,237)	—	(321,237)
Receive	Bloomberg U.S Treasury Inflation-Linked Bond Index (Series-L)	At Termination Date	(1-day Secured Overnight Financing Rate + 18 basis points)	At Termination Date	Morgan Stanley Bank NA	08/13/26	USD	16,500,000	(145,036)	—	(145,036)
									$(832,627)	$—	$(832,627)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$619
Total Asset Derivatives		$619
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$226,569
Interest rate contracts	Unrealized depreciation on OTC swap agreements	832,627
Total Liability Derivatives		$1,059,196

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

See Accompanying Notes to Financial Statements

30

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest rate contracts	$1,035,648	$(390,121)	$645,527
Total	$1,035,648	$(390,121)	$645,527

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest rate contracts	$(196,958)	$(17,599)	$(214,557)
Total	$(196,958)	$(17,599)	$(214,557)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

	Goldman Sachs International	Morgan Stanley Bank NA	Total
Liabilities:
OTC total return swaps	$687,591	$145,036	$832,627
Total Liabilities	$687,591	$145,036	$832,627
Net OTC derivative instruments by counterparty, at fair value	$(687,591)	$(145,036)	$(832,627)
Total collateral pledged by the Portfolio/(Received from counterparty)	$240,000	$—	$240,000
Net Exposure(1)(2)	$(447,591)	$(145,036)	$(592,627)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2026, the Portfolio had pledged $240,000 in cash collateral to Goldman Sachs International. Excess cash collateral, if any, is not shown for financial reporting purposes.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $146,179,443.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$582,318
Gross Unrealized Depreciation	(2,991,420)
Net Unrealized Depreciation	$(2,409,102)

See Accompanying Notes to Financial Statements

31

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 43.4%
	United States Treasury Bonds: 2.1%
4,910,000	4.750%, 05/15/2055	$4,763,659	2.1

	United States Treasury Floating Rate Notes: 2.9%
4,650,000 (1)	3.875%, 01/31/2028	4,651,243	2.1
1,900,000 (1)	3.879%, 04/30/2028	1,900,059	0.8
		6,551,302	2.9
	United States Treasury Inflation Indexed Bonds: 4.8%
11,200,000	2.375%, 02/15/2056	10,612,230	4.8

	United States Treasury Notes: 33.6%
62,930,000	4.125%, 05/31/2031	62,708,762	28.2
12,030,000	4.250%, 08/15/2035	11,878,215	5.4
		74,586,977	33.6

	Total U.S. Treasury Obligations (Cost $96,966,615)	96,514,168	43.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.0%
	Federal Home Loan Banks: 5.9%
5,070,000	3.625%, 09/04/2026	5,066,882	2.3
8,000,000	4.250%, 09/11/2026	8,004,301	3.6
		13,071,183	5.9
	Government National Mortgage Association: 19.0%
3,477,317	5.500%, 05/20/2055	3,502,387	1.6
2,455,448	5.500%, 06/20/2055	2,470,974	1.1
4,538,174	5.500%, 07/20/2055	4,566,869	2.1
2,123,880	5.500%, 09/20/2055	2,137,310	1.0
3,354,849	6.000%, 10/20/2053	3,450,558	1.5
4,023,280	6.000%, 11/20/2053	4,156,395	1.9
3,110,136	6.000%, 12/20/2053	3,197,919	1.4
1,509,155	6.000%, 04/20/2054	1,550,750	0.7
2,954,637	6.000%, 05/20/2054	3,030,516	1.4
1,772,766	6.000%, 06/20/2054	1,820,570	0.8
3,127,725	6.000%, 07/20/2054	3,212,066	1.4
3,387,136	6.000%, 09/20/2054	3,471,354	1.6
5,428,441	6.000%, 01/20/2056	5,550,213	2.5
		42,117,881	19.0
	Uniform Mortgage-Backed Securities: 2.1%
1,792,895	6.000%, 08/01/2054	1,835,319	0.8
1,935,483	6.000%, 09/01/2054	1,981,282	0.9
930,818	6.000%, 10/01/2054	952,843	0.4
		4,769,444	2.1

	Total U.S. Government Agency Obligations (Cost $59,485,693)	59,958,508	27.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.7%
1,460,000 (1)(2)	Connecticut Avenue Securities Trust 2022-R02 2B1, 8.128%, (SOFR30A + 4.500%), 01/25/2042	1,488,886	0.7
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
923,994 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R02 2M2, 6.628%, (SOFR30A + 3.000%), 01/25/2042	$933,802	0.4
1,360,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B1, 8.128%, (SOFR30A + 4.500%), 04/25/2042	1,397,198	0.6
600,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R03 2M2, 7.528%, (SOFR30A + 3.900%), 04/25/2043	626,402	0.3
512,069 (1)	Fannie Mae REMIC Trust 2022-70 FA, 4.488%, (SOFR30A + 0.860%), 10/25/2052	511,310	0.2
869,816 (1)	Freddie Mac REMIC Trust 5614 FA, 4.778%, (SOFR30A + 1.150%), 11/25/2054	870,954	0.4
1,990,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA5 M1B, 8.128%, (SOFR30A + 4.500%), 06/25/2042	2,058,560	0.9
4,020,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA6 M1B, 7.328%, (SOFR30A + 3.700%), 09/25/2042	4,148,606	1.9
1,430,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA6 M2, 9.378%, (SOFR30A + 5.750%), 09/25/2042	1,509,711	0.7
960,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-HQA2 M2, 9.628%, (SOFR30A + 6.000%), 07/25/2042	1,008,166	0.5
2,160,000 (1)(2)	Freddie Mac STACR REMIC Trust 2023-DNA1 M2, 9.130%, (SOFR30A + 5.500%), 03/25/2043	2,313,112	1.0
980,000 (1)(2)	Freddie Mac STACR REMIC Trust 2026-DNA2 M2, 5.228%, (SOFR30A + 1.600%), 03/25/2046	984,143	0.4
2,586,384 (1)	Ginnie Mae 2025-210 FA, 4.859%, (SOFR30A + 1.250%), 12/20/2055	2,592,742	1.2
1,203,434 (1)(2)	JP Morgan Mortgage Trust Series 2025-NQM4 A1F, 4.828%, (SOFR30A + 1.200%), 03/25/2066	1,204,334	0.5

See Accompanying Notes to Financial Statements

32

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,241,423 (1)(2)	PMT Loan Trust 2025-INV11 A36, 4.978%, (SOFR30A + 1.350%), 11/25/2056	$2,244,804	1.0

	Total Collateralized Mortgage Obligations (Cost $23,998,522)	23,892,730	10.7

CORPORATE BONDS/NOTES: 7.4%
	Basic Materials: 0.1%
200,000 (2)	Anglo American Capital PLC, 2.625%, 09/10/2030	183,822	0.1

	Communications: 1.0%
310,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 03/15/2028	306,030	0.1
580,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	594,288	0.3
1,360,000 (2)	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.700%, 04/15/2036	1,293,573	0.6
		2,193,891	1.0

	Consumer, Cyclical: 0.2%
540,000	Ford Motor Credit Co. LLC, 5.303%, 09/06/2029	538,167	0.2

	Financial: 5.3%
310,000 (1)	American Express Co., 3.550%, 12/31/2199	308,779	0.1
630,000	Ares Capital Corp., 2.875%, 06/15/2028	603,005	0.3
590,000	Ares Capital Corp., 5.800%, 03/08/2032	584,902	0.3
230,000	Ares Capital Corp., 7.000%, 01/15/2027	232,360	0.1
556,000 (1)	Bank of America Corp., MTN, 4.083%, 03/20/2051	440,613	0.2
660,000 (1)	Bank of America Corp., MTN, 4.330%, 03/15/2050	545,255	0.2
1,110,000 (1)	Bank of New York Mellon Corp. I, 3.750%, 12/31/2199	1,102,764	0.5
420,000 (1)	Barclays PLC, 5.674%, 03/12/2028	423,430	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
580,000 (1)	Barclays PLC, 5.690%, 03/12/2030	$592,146	0.3
700,000	Blue Owl Capital Corp., 2.875%, 06/11/2028	662,880	0.3
520,000 (1)	Citizens Bank NA/ Providence RI, 4.575%, 08/09/2028	520,000	0.2
1,765,000	Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,758,109	0.8
483,000	Prudential Financial, Inc., 3.935%, 12/07/2049	368,430	0.2
727,000	Prudential Financial, Inc., MTN, 4.350%, 02/25/2050	589,009	0.3
2,030,000 (1)	UBS Group AG, 5.125%, 12/31/2199	2,031,482	0.9
900,000 (1)	US Bancorp J, 5.300%, 12/31/2199	900,490	0.4
		11,663,654	5.3

	Industrial: 0.3%
685,000	Boeing Co., 3.200%, 03/01/2029	660,521	0.3

	Technology: 0.5%
600,000	Oracle Corp., 6.700%, 02/04/2056	565,076	0.2
981,000	Salesforce, Inc., 2.900%, 07/15/2051	572,210	0.3
		1,137,286	0.5

	Total Corporate Bonds/Notes (Cost $16,413,312)	16,377,341	7.4

ASSET-BACKED SECURITIES: 6.4%
	Automobile Asset-Backed Securities: 1.9%
1,330,000	Carmax Select Receivables Trust 2025-B A3, 4.120%, 03/15/2030	1,324,655	0.6
2,810,000	Nissan Auto Lease Trust 2024-B A3, 4.920%, 11/15/2027	2,817,619	1.3
		4,142,274	1.9

	Home Equity Asset-Backed Securities: 0.3%
710,000 (1)(2)	JP Morgan Mortgage Trust 2026-ACES1 A2, 5.161%, 04/25/2066	699,343	0.3

	Other Asset-Backed Securities: 4.2%
351,982 (2)	CF Hippolyta Issuer LLC 2022-1A A1, 5.970%, 08/15/2062	353,243	0.2
210,000 (2)	Compass Datacenters Issuer III LLC 2025-1A A3, 5.852%, 02/25/2050	210,558	0.1

See Accompanying Notes to Financial Statements

33

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
970,000 (2)	Compass Datacenters Issuer III LLC 2026-1A A21, 4.897%, 02/25/2056	$959,321	0.4
530,000 (2)	Compass Datacenters Issuer III LLC 2026-1A A22, 5.289%, 02/25/2056	525,066	0.3
590,000 (2)	Consolidated Communications LLC/ Fidium Fiber Finance Holdco LLC 2025-1A B, 6.506%, 05/20/2055	598,270	0.3
750,000 (2)	Iskandar Enterprise LLC 2026-1A A21, 5.049%, 04/17/2056	746,509	0.3
2,050,000 (2)	MetroNet Infrastructure Issuer LLC 2025-2A A2, 5.400%, 08/20/2055	2,057,865	0.9
985,050 (2)	Wendy’s Funding LLC 2025-1A A2I, 5.422%, 12/15/2055	966,075	0.4
610,000 (2)	Zayo Issuer LLC 2025-1A B, 6.088%, 03/20/2055	612,100	0.3
1,600,000 (2)	Zayo Issuer LLC 2025-2A B, 6.586%, 06/20/2055	1,622,538	0.7
700,000 (2)	Zayo Issuer LLC 2026-1A B, 6.035%, 04/20/2056	701,978	0.3
		9,353,523	4.2

	Total Asset-Backed Securities (Cost $14,305,122)	14,195,140	6.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.7%
810,000 (1)(2)	AREIT 2025-CRE11 A, 5.186%, (TSFR1M + 1.550%), 07/25/2043	813,996	0.3
710,000	BBCMS MORTGAGE TRUST 2017-C1 A4, 3.674%, 02/15/2050	704,450	0.3
670,000	Benchmark Mortgage Trust 2021-B25 A5, 2.577%, 04/15/2054	599,902	0.3
390,000	Benchmark Mortgage Trust 2024-V5 A3, 5.805%, 01/10/2057	398,065	0.2
870,000 (1)(2)	BSPDF Issuer LLC 2026-FL3 A, 5.087%, (TSFR1M + 1.450%), 09/18/2043	873,884	0.4
840,000 (1)(2)	BX Commercial Mortgage Trust 2026-VLT9 A, 5.325%, (TSFR1M + 1.700%), 03/15/2045	840,952	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
440,000	Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	$414,493	0.2
660,000 (1)	CSAIL Commercial Mortgage Trust 2018-CX12 A4, 4.224%, 08/15/2051	651,762	0.3
470,000 (1)(2)	DC Commercial Mortgage Trust 2023-DC C, 7.379%, 09/12/2040	474,656	0.2
352,454	GS Mortgage Securities Trust 2019-GC39 AAB, 3.448%, 05/10/2052	347,662	0.1

	Total Commercial Mortgage-Backed Securities (Cost $6,121,064)	6,119,822	2.7

	Total Long-Term Investments (Cost $217,290,328)	217,057,709	97.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
4,124,566 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $4,124,566)	$4,124,566	1.9

	Total Short-Term Investments (Cost $4,124,566)	4,124,566	1.9
	Total Investments in Securities (Cost $221,414,894)	$221,182,275	99.5
	Assets in Excess of Other Liabilities	1,109,127	0.5
	Net Assets	$222,291,402	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of June 30, 2026.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

34

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$96,514,168	$—	$96,514,168
U.S. Government Agency Obligations	—	59,958,508	—	59,958,508
Collateralized Mortgage Obligations	—	23,892,730	—	23,892,730
Corporate Bonds/Notes	—	16,377,341	—	16,377,341
Asset-Backed Securities	—	14,195,140	—	14,195,140
Commercial Mortgage-Backed Securities	—	6,119,822	—	6,119,822
Short-Term Investments	4,124,566	—	—	4,124,566
Total Investments, at fair value	$4,124,566	$217,057,709	$—	$221,182,275

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(184,094)
Total	$(184,094)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$46,765
Total	$46,765

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $221,660,890.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$526,784
Gross Unrealized Depreciation	(1,005,399)
Net Unrealized Depreciation	$(478,615)

See Accompanying Notes to Financial Statements

35

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT3AIS (0626)

Semi-Annual Financial Statements and Other Information

June 30, 2026

Classes ADV and I

Voya Investors Trust

■	Voya Retirement Aggressive Portfolio	■	Voya Retirement Moderate Portfolio
■	Voya Retirement Conservative Portfolio	■	Voya Retirement Moderately Aggressive Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderately
	Aggressive	Conservative	Moderate	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$166,222,892	$73,643,269	$237,106,534	$154,411,204
Investments in unaffiliated underlying funds at fair value**	–	9,512,727	4,804,397	–
Cash	80	44,716	8,230	75
Receivables:
Investments in affiliated underlying funds sold	9,138,639	4,124,726	8,422,135	7,188,331
Investments in unaffiliated underlying funds sold	–	27,187	–	–
Fund shares sold	1,551	78,971	249,912	4,814
Interest	–	129	219	2
Prepaid expenses	594	631	1,164	795
Reimbursement due from Investment Adviser	18,325	20,905	40,625	29,866
Other assets	124,253	16,177	52,547	87,307
Total assets	175,506,334	87,469,438	250,685,763	161,722,394

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	8,356,428	2,875,164	8,259,363	6,812,882
Payable for investments in unaffiliated underlying funds purchased	–	1,279,023	38,037	–
Payable for fund shares redeemed	783,800	78,737	262,314	380,309
Payable for investment management fees	32,588	17,050	47,827	30,471
Payable for distribution and shareholder service fees	36,596	17,103	31,540	42,296
Payable to trustees under the deferred compensation plan (Note 6)	124,253	16,177	52,547	87,307
Payable for trustee fees	403	208	477	380
Other accrued expenses and liabilities	69,255	25,719	106,445	62,710
Total liabilities	9,403,323	4,309,181	8,798,550	7,416,355
NET ASSETS	$166,103,011	$83,160,257	$241,887,213	$154,306,039

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$145,366,946	$75,306,813	$235,533,970	$144,399,157
Total distributable earnings	20,736,065	7,853,444	6,353,243	9,906,882
NET ASSETS	$166,103,011	$83,160,257	$241,887,213	$154,306,039

* Cost of investments in affiliated underlying funds	$148,985,240	$62,506,068	$224,009,217	$140,381,657
** Cost of investments in unaffiliated underlying funds	$—	$9,507,910	$4,851,712	$—

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderately
	Aggressive	Conservative	Moderate	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$104,751,249	$82,771,380	$113,470,383	$132,753,882
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,026,602	10,944,572	10,853,273	12,283,415
Net asset value and redemption price per share	$11.60	$7.56	$10.45	$10.81
Class I
Net assets	$61,351,762	$388,877	$128,416,830	$21,552,157
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,255,146	50,249	12,076,339	2,038,439
Net asset value and redemption price per share	$11.67	$7.74	$10.63	$10.57

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderately
	Aggressive	Conservative	Moderate	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,535,693	$1,226,161	$2,804,155	$1,543,219
Dividends from unaffiliated underlying funds	—	130,161	58,345	—
Interest	29	868	1,195	56
Other	488	252	520	461
Total investment income	1,536,210	1,357,442	2,864,215	1,543,736

EXPENSES:
Investment management fees	191,922	103,000	229,278	180,960
Distribution and shareholder service fees:
Class ADV	256,408	205,024	275,242	318,823
Transfer agent fees:
Class ADV	43,866	75,920	80,286	85,997
Class I	24,766	344	76,448	15,640
Shareholder reporting expense	2,885	2,091	3,306	3,315
Professional fees	43,460	12,886	27,505	33,624
Custody and accounting expense	11,148	4,255	7,438	9,823
Trustee fees	2,016	1,038	2,385	1,900
Miscellaneous expense	18,953	5,476	8,960	14,229
Total expenses	595,424	410,034	710,848	664,311
Waived and reimbursed fees	(120,348)	(163,164)	(223,649)	(174,217)
Net expenses	475,076	246,870	487,199	490,094
Net investment income	1,061,134	1,110,572	2,377,016	1,053,642

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,078,969	2,318,164	1,598,876	2,070,625
Sale of unaffiliated underlying funds	—	(11,454)	(13,362)	—
Capital gain distributions from affiliated underlying funds	5,588,927	445,014	1,919,376	2,054,815
Net realized gain	6,667,896	2,751,724	3,504,890	4,125,440
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	6,795,530	(1,016,987)	8,503,977	5,537,882
Unaffiliated underlying funds	—	(55,313)	3,183	—
Net change in unrealized appreciation (depreciation)	6,795,530	(1,072,300)	8,507,160	5,537,882
Net realized and unrealized gain	13,463,426	1,679,424	12,012,050	9,663,322
Increase in net assets resulting from operations	$14,524,560	$2,789,996	$14,389,066	$10,716,964

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement		Voya Retirement
	Aggressive Portfolio		Conservative Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
FROM OPERATIONS:	(Unaudited)	2025	(Unaudited)	2025
Net investment income	$1,061,134	$13,544,943	$1,110,572	$5,837,352
Net realized gain	6,667,896	264,643,747	2,751,724	18,046,792
Net change in unrealized appreciation (depreciation)	6,795,530	(94,335,985)	(1,072,300)	(5,408,745)
Increase in net assets resulting from operations	14,524,560	183,852,705	2,789,996	18,475,399

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(405,296,327)	—	(32,618,279)
Class I	—	(13,295,070)	—	(65,831)
Return of capital:
Class ADV	—	(14,932,370)	—	(6,055,753)
Class I	—	(478,953)	—	(11,631)
Total distributions	—	(434,002,720)	—	(38,751,494)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,973,124	9,421,783	2,630,202	5,857,227
Reinvestment of distributions	—	434,002,720	—	38,751,365
	2,973,124	443,424,503	2,630,202	44,608,592
Cost of shares redeemed	(10,796,785)	(1,801,654,188)	(6,551,939)	(197,122,956)
Net decrease in net assets resulting from capital share transactions	(7,823,661)	(1,358,229,685)	(3,921,737)	(152,514,364)
Net increase (decrease) in net assets	6,700,899	(1,608,379,700)	(1,131,741)	(172,790,459)

NET ASSETS:
Beginning of year or period	159,402,112	1,767,781,812	84,291,998	257,082,457
End of year or period	$166,103,011	$159,402,112	$83,160,257	$84,291,998

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

			Voya
	Voya Retirement		Retirement Moderately
	Moderate Portfolio		Aggressive Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
FROM OPERATIONS:	(Unaudited)	2025	(Unaudited)	2025
Net investment income	$2,377,016	$11,504,873	$1,053,642	$12,801,975
Net realized gain	3,504,890	16,804,678	4,125,440	130,819,523
Net change in unrealized appreciation (depreciation)	8,507,160	26,432,364	5,537,882	(30,870,946)
Increase in net assets resulting from operations	14,389,066	54,741,915	10,716,964	112,750,552

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(55,532,845)	—	(211,829,491)
Class I	—	(1,884,658)	—	(4,356,545)
Return of capital:
Class ADV	—	(7,651,413)	—	(13,324,892)
Class I	—	(249,945)	—	(262,808)
Total distributions	—	(65,318,861)	—	(229,773,736)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	109,114,192	11,352,218	3,412,440	10,638,507
Reinvestment of distributions	—	65,318,861	—	229,773,736
	109,114,192	76,671,079	3,412,440	240,412,243
Cost of shares redeemed	(13,399,974)	(584,365,987)	(11,190,227)	(1,176,478,913)
Net increase (decrease) in net assets resulting from capital share transactions	95,714,218	(507,694,908)	(7,777,787)	(936,066,670)
Net increase (decrease) in net assets	110,103,284	(518,271,854)	2,939,177	(1,053,089,854)

NET ASSETS:
Beginning of year or period	131,783,929	650,055,783	151,366,862	1,204,456,716
End of year or period	$241,887,213	$131,783,929	$154,306,039	$151,366,862

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Aggressive Portfolio
Class ADV
06-30-26+	10.62	0.06	•	0.92	0.98	—	—	—	—	—	11.60	9.23	0.92	0.74	0.74	1.17	104,751	16
12-31-25	11.99	0.13	•	1.55	1.68	0.33	2.62	0.10	3.05	—	10.62	15.56	0.77	0.70	0.70	1.06	103,212	35
12-31-24	11.34	0.18	•	1.45	1.63	0.25	0.73	—	0.98	—	11.99	14.55	0.76	0.69	0.69	1.54	1,715,676	18
12-31-23	10.61	0.22	•	1.63	1.85	0.17	0.95	—	1.12	—	11.34	17.82	0.76	0.69	0.69	1.97	1,807,320	21
12-31-22	15.03	0.13	•	(2.68)	(2.55)	0.14	1.73	—	1.87	—	10.61	(16.71)	0.76	0.68	0.68	1.08	1,791,695	19
12-31-21	13.80	0.10	•	2.00	2.10	0.25	0.62	—	0.87	—	15.03	15.52	0.77	0.69	0.69	0.66	2,483,104	21
Class I
06-30-26+	10.66	0.09	•	0.92	1.01	—	—	—	—	—	11.67	9.48	0.42	0.32	0.32	1.61	61,352	16
12-31-25	12.06	0.24	•	1.50	1.74	0.42	2.62	0.10	3.14	—	10.66	16.08	0.34	0.34	0.34	2.06	56,190	35
12-31-24	11.41	0.24	•	1.44	1.68	0.30	0.73	—	1.03	—	12.06	14.96	0.26	0.26	0.26	1.97	52,106	18
12-31-23	10.67	0.27	•	1.64	1.91	0.22	0.95	—	1.17	—	11.41	18.38	0.26	0.26	0.26	2.41	48,830	21
12-31-22	15.12	0.19	•	(2.70)	(2.51)	0.21	1.73	—	1.94	—	10.67	(16.32)	0.26	0.26	0.26	1.55	44,053	19
12-31-21	13.88	0.16	•	2.01	2.17	0.31	0.62	—	0.93	—	15.12	15.96	0.27	0.27	0.27	1.12	53,917	21
Voya Retirement Conservative Portfolio
Class ADV
06-30-26+	7.32	0.10	•	0.14	0.24	—	—	—	—	—	7.56	3.28	1.00	0.60	0.60	2.70	82,771	15
12-31-25	7.88	0.23	•	0.45	0.68	0.47	0.58	0.19	1.24	—	7.32	9.23	0.81	0.56	0.56	2.95	83,904	19
12-31-24	7.82	0.24	•	0.20	0.44	0.25	0.13	—	0.38	—	7.88	5.67	0.79	0.54	0.54	3.03	256,412	21
12-31-23	7.47	0.22	•	0.43	0.65	0.15	0.15	—	0.30	—	7.82	8.79	0.79	0.54	0.54	2.83	297,835	22
12-31-22	9.87	0.13	•	(1.49)	(1.36)	0.19	0.85	—	1.04	—	7.47	(13.99)	0.78	0.53	0.53	1.61	316,601	22
12-31-21	9.84	0.12	•	0.33	0.45	0.21	0.21	—	0.42	—	9.87	4.69	0.79	0.54	0.54	1.22	420,230	26
Class I
06-30-26+	7.48	0.11	•	0.15	0.26	—	—	—	—	—	7.74	3.48	0.50	0.35	0.35	2.95	389	15
12-31-25	8.04	0.26	•	0.46	0.72	0.51	0.58	0.19	1.28	—	7.48	9.53	0.32	0.32	0.32	3.28	388	19
12-31-24	7.98	0.26	•	0.20	0.46	0.27	0.13	—	0.40	—	8.04	5.85	0.29	0.29	0.29	3.28	671	21
12-31-23	7.62	0.23	•	0.45	0.68	0.17	0.15	—	0.32	—	7.98	9.06	0.29	0.29	0.29	3.02	643	22
12-31-22	10.04	0.16	•	(1.51)	(1.35)	0.22	0.85	—	1.07	—	7.62	(13.68)	0.28	0.28	0.28	1.84	844	22
12-31-21	10.01	0.15	•	0.33	0.48	0.24	0.21	—	0.45	—	10.04	4.87	0.29	0.29	0.29	1.46	1,390	26
Voya Retirement Moderate Portfolio
Class ADV
06-30-26+	9.94	0.12	•	0.39	0.51	—	—	—	—	—	10.45	5.13	0.95	0.66	0.66	2.37	113,470	17
12-31-25	9.90	0.24	•	0.87	1.11	0.50	0.44	0.13	1.07	—	9.94	11.72	0.78	0.63	0.63	2.42	110,076	24
12-31-24	9.71	0.27	•	0.49	0.76	0.29	0.28	—	0.57	—	9.90	7.81	0.77	0.62	0.62	2.68	629,375	16
12-31-23	9.29	0.25	•	0.77	1.02	0.16	0.44	—	0.60	—	9.71	11.24	0.77	0.61	0.61	2.65	686,476	19
12-31-22	12.63	0.14	•	(2.04)	(1.90)	0.19	1.25	—	1.44	—	9.29	(15.17)	0.77	0.61	0.61	1.33	710,975	19
12-31-21	12.24	0.12	•	1.03	1.15	0.24	0.52	—	0.76	—	12.63	9.64	0.78	0.62	0.62	0.94	962,098	26
Class I
06-30-26+	10.09	0.14	•	0.40	0.54	—	—	—	—	—	10.63	5.35	0.48	0.32	0.32	2.71	128,417	17
12-31-25	10.06	0.28	•	0.88	1.16	0.56	0.44	0.13	1.13	—	10.09	12.09	0.32	0.32	0.32	2.73	21,708	24
12-31-24	9.86	0.30	•	0.50	0.80	0.32	0.28	—	0.60	—	10.06	8.19	0.27	0.27	0.27	3.02	20,681	16
12-31-23	9.43	0.29	•	0.78	1.07	0.20	0.44	—	0.64	—	9.86	11.61	0.27	0.27	0.27	3.00	21,708	19
12-31-22	12.81	0.18	•	(2.07)	(1.89)	0.24	1.25	—	1.49	—	9.43	(14.87)	0.27	0.27	0.27	1.70	21,276	19
12-31-21	12.40	0.17	•	1.05	1.22	0.29	0.52	—	0.81	—	12.81	10.05	0.28	0.28	0.28	1.31	26,121	26
Voya Retirement Moderately Aggressive Portfolio
Class ADV
06-30-26+	10.08	0.07	•	0.66	0.73	—	—	—	—	—	10.81	7.24	0.96	0.71	0.71	1.34	132,754	15

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Retirement Moderately Aggressive Portfolio (continued)
Class ADV (continued)
12-31-25	10.87	0.16	•	1.23	1.39	0.37	1.69	0.12	2.18	—	10.08	13.94	0.78	0.67	0.67	1.50	127,860	29
12-31-24	10.40	0.21	•	1.06	1.27	0.25	0.55	—	0.80	—	10.87	12.32	0.76	0.65	0.65	1.92	1,181,894	16
12-31-23	9.87	0.22	•	1.26	1.48	0.15	0.80	—	0.95	—	10.40	15.37	0.77	0.66	0.66	2.15	1,247,175	17
12-31-22	13.71	0.13	•	(2.37)	(2.24)	0.16	1.44	—	1.60	—	9.87	(16.30)	0.76	0.65	0.65	1.13	1,243,439	18
12-31-21	12.79	0.10	•	1.64	1.74	0.24	0.58	—	0.82	—	13.71	13.92	0.77	0.66	0.66	0.77	1,720,105	20
Class I
06-30-26+	9.84	0.09	•	0.64	0.73	—	—	—	—	—	10.57	7.42	0.46	0.32	0.32	1.73	21,552	15
12-31-25	10.70	0.19	•	1.21	1.40	0.45	1.69	0.12	2.26	—	9.84	14.29	0.33	0.33	0.33	1.86	23,507	29
12-31-24	10.24	0.25	•	1.05	1.30	0.29	0.55	—	0.84	—	10.70	12.88	0.26	0.26	0.26	2.31	22,563	16
12-31-23	9.74	0.26	•	1.24	1.50	0.20	0.80	—	1.00	—	10.24	15.79	0.27	0.27	0.27	2.58	25,794	17
12-31-22	13.58	0.18	•	(2.36)	(2.18)	0.22	1.44	—	1.66	—	9.74	(16.01)	0.26	0.26	0.26	1.59	23,397	18
12-31-21	12.67	0.16	•	1.62	1.78	0.29	0.58	—	0.87	—	13.58	14.41	0.27	0.27	0.27	1.20	28,228	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-two active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Aggressive Portfolio (“Aggressive”), Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderately Aggressive Portfolio (“Moderately Aggressive”), each a diversified series of the Trust.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT IN UNDERLYING FUNDS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Aggressive	$25,139,043	$26,300,026
Conservative	12,369,311	14,810,702
Moderate	133,058,115	33,444,157
Moderately Aggressive	22,350,152	26,940,783

U.S. government securities not included above were as follows:

Purchases
Conservative	$184,473

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.0751%, 0.2480%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Aggressive, Conservative, Moderate and

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Moderately Aggressive, respectively. The actual distribution fee to be paid by Aggressive, Conservative, Moderate and Moderately Aggressive is at an annual rate of 0.1749%, 0.002%, 0.0913% and 0.1394%, respectively. Any fees waived are not subject to recoupment. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Retirement Aggressive	34.62%
	Retirement Moderate	23.69
	Retirement Moderately Aggressive	20.58
Voya Institutional Trust Company	Retirement Aggressive	38.57%
	Retirement Conservative	90.84
	Retirement Moderate	40.06
	Retirement Moderately Aggressive	67.69
Voya Retirement Insurance and Annuity Company	Retirement Moderate	24.09%

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Aggressive	$68,626
Conservative	76,257
Moderate	156,717
Moderately Aggressive	101,628

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to the levels listed below:

Portfolio	Class ADV	Class I
Aggressive	1.07%	0.68%
Conservative	0.92%	0.67%
Moderate	1.00%	0.66%
Moderately Aggressive	1.04%	0.65%

These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Expense Limitation Agreement is contractual through May 1, 2027. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

The Portfolios did not utilize the line of credit during the period ended June 30, 2026.

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Aggressive
Class ADV
6/30/2026	162,294	—	—	(856,970)	—	(694,676)	1,808,742	—	—	(9,482,434)	—	(7,673,692)
12/31/2025	711,451	—	39,330,442	(173,460,597)	—	(133,418,704)	8,192,568	—	420,228,697	(1,796,562,142)	—	(1,368,140,877)
Class I
6/30/2026	101,371	—	—	(118,066)	—	(16,695)	1,164,382	—	—	(1,314,351)	—	(149,969)
12/31/2025	104,107	—	1,284,786	(437,894)	—	950,999	1,229,215	—	13,774,023	(5,092,046)	—	9,911,192
Conservative
Class ADV
6/30/2026	351,417	—	—	(876,912)	—	(525,495)	2,599,807	—	—	(6,509,869)	—	(3,910,062)
12/31/2025	727,713	—	5,256,586	(27,050,077)	—	(21,065,778)	5,726,338	—	38,674,032	(196,664,221)	—	(152,263,851)
Class I
6/30/2026	3,981	—	—	(5,573)	—	(1,592)	30,395	—	—	(42,070)	—	(11,675)
12/31/2025	16,013	—	10,282	(57,853)	—	(31,558)	130,889	—	77,333	(458,735)	—	(250,513)
Moderate
Class ADV
6/30/2026	674,980	—	—	(899,754)	—	(224,774)	6,812,002	—	—	(9,135,084)	—	(2,323,082)
12/31/2025	910,987	—	6,509,749	(59,892,192)	—	(52,471,456)	9,063,001	—	63,184,258	(580,805,657)	—	(508,558,398)
Class I
6/30/2026	10,336,352	—	—	(412,434)	—	9,923,918	102,302,190	—	—	(4,264,890)	—	98,037,300
12/31/2025	230,650	—	216,732	(350,306)	—	97,076	2,289,217	—	2,134,603	(3,560,330)	—	863,490
Moderately Aggressive
Class ADV
6/30/2026	285,265	—	—	(691,077)	—	(405,812)	3,007,388	—	—	(7,133,749)	—	(4,126,361)
12/31/2025	867,215	—	22,399,466	(119,272,985)	—	(96,006,304)	9,227,066	—	225,154,383	(1,172,985,604)	—	(938,604,155)
Class I
6/30/2026	40,662	—	—	(391,719)	—	(351,057)	405,052	—	—	(4,056,478)	—	(3,651,426)
12/31/2025	142,179	—	469,905	(331,919)	—	280,165	1,411,441	—	4,619,353	(3,493,309)	—	2,537,485

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended			Year Ended
	December 31, 2025			December 31, 2024
	Ordinary	Long-term	Return of	Ordinary	Long-term
	Income	Capital Gains	Capital	Income	Capital Gains
Aggressive	$54,055,144	$364,536,253	$15,411,323	$39,914,748	$104,046,532
Conservative	15,474,815	17,209,295	6,067,384	9,558,362	3,455,904
Moderate	32,206,769	25,210,734	7,901,358	19,980,478	17,373,100
Moderately Aggressive	39,899,712	176,286,324	13,587,700	28,906,972	59,174,209

The tax-basis components of distributable earnings as of December 31, 2025 were:

	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Long-term	Appreciation/	Distributable
	Income	Capital Gains	(Depreciation)	Earnings/(Loss)
Aggressive	$—	$—	$6,211,505	$6,211,505
Conservative	—	—	5,063,448	5,063,448
Moderate	—	—	(8,035,823)	(8,035,823)
Moderately Aggressive	—	—	(810,082)	(810,082)

At December 31, 2025, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU 2023-07”), Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07 impacts financial statement disclosure only and did not affect the Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each

Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 14 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

14

Voya Retirement	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
477,169	Voya High Yield Bond Fund - Class R6	$3,321,096	2.0
1,163,424	Voya International Index Portfolio - Class I	17,393,186	10.5
377,002	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,657,854	4.0
1,632,468	Voya Russell TM Mid Cap Index Portfolio - Class I	14,920,755	9.0
336,137	Voya Russell TM Small Cap Index Portfolio - Class I	4,978,186	3.0
625,364	Voya Short Duration Bond Fund - Class R6	5,815,883	3.5
2,191,389	Voya U.S. Bond Index Portfolio - Class I	19,810,159	11.9
4,026,133	Voya U.S. Stock Index Portfolio - Class I	93,325,773	56.2
	Total Mutual Funds
	(Cost $148,985,240)	166,222,892	100.1

	Total Investments in Securities
	(Cost $148,985,240)	$166,222,892	100.1
	Liabilities in Excess of Other Assets	(119,881)	(0.1)
	Net Assets	$166,103,011	100.0

See Accompanying Notes to Financial Statements

15

Voya Retirement	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Mutual Funds	$166,222,892	$—	$—	$166,222,892
Total Investments, at fair value	$166,222,892	$—	$—	$166,222,892

^      See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions

Voya High Yield Bond Fund - Class R6	$3,133,862	$573,928	$(343,317)	$(43,377)	$3,321,096	$88,795	$(183)	$—

Voya International Index Portfolio - Class I	13,557,773	4,277,018	(874,517)	432,912	17,393,186	572,497	284,711	—

Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,437,423	3,315,522	(966,629)	871,538	6,657,854	—	194,765	—

Voya Russell TM Mid Cap Index Portfolio - Class I	18,526,649	6,361,592	(7,953,308)	(2,014,178)	14,920,755	282,215	(762,646)	5,212,022

Voya Russell TM Small Cap Index Portfolio - Class I	3,276,391	2,024,933	(440,520)	117,382	4,978,186	43,860	133,397	376,905

Voya Short Duration Bond Fund - Class R6	7,707,134	1,680,140	(3,493,002)	(78,389)	5,815,883	177,518	(26,861)	—

Voya U.S. Bond Index Portfolio - Class I	19,105,528	3,321,548	(2,311,064)	(305,853)	19,810,159	370,808	27,453	—

Voya U.S. Stock Index Portfolio - Class I	90,764,625	3,584,354	(8,838,701)	7,815,495	93,325,773	—	1,228,333	—
	$159,509,385	$25,139,035	$(25,221,058)	$6,795,530	$166,222,892	$1,535,693	$1,078,969	$5,588,927

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $153,215,852.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$14,074,144
Gross Unrealized Depreciation	(1,067,104)
Net Unrealized Appreciation	$13,007,040

See Accompanying Notes to Financial Statements

16

Voya Retirement	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 11.4%
93,635	Schwab U.S. TIPS ETF	$2,481,328	3.0
29,768	Vanguard Long-Term Treasury ETF	1,642,598	1.9
69,167	Vanguard Short-Term Bond ETF	5,388,801	6.5
	Total Exchange-Traded Funds
	(Cost $9,507,910)	9,512,727	11.4

MUTUAL FUNDS: 88.6%
	Affiliated Investment Companies: 88.6%
479,348	Voya High Yield Bond Fund - Class R6	3,336,260	4.0
222,584	Voya International Index Portfolio - Class I	3,327,628	4.0
118,842	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,098,757	2.5
182,080	Voya Russell TM Mid Cap Index Portfolio - Class I	1,664,210	2.0
112,193	Voya Russell TM Small Cap Index Portfolio - Class I	1,661,583	2.0
1,120,536	Voya Short Duration Bond Fund - Class R6	10,420,989	12.6
4,127,622	Voya U.S. Bond Index Portfolio - Class I	37,313,700	44.9
596,210	Voya U.S. Stock Index Portfolio - Class I	13,820,142	16.6
	Total Mutual Funds
	(Cost $62,506,068)	73,643,269	88.6
	Total Long-Term Investments
	(Cost $72,013,978)	83,155,996	100.0
	Total Investments in Securities
	(Cost $72,013,978)	$83,155,996	100.0
	Assets in Excess of Other Liabilities	4,261	0.0
	Net Assets	$83,160,257	100.0

See Accompanying Notes to Financial Statements

17

Voya Retirement	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,512,727	$—	$—	$9,512,727
Mutual Funds	73,643,269	—	—	73,643,269
Total Investments, at fair value	$83,155,996	$—	$—	$83,155,996

^         See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions

Voya High Yield Bond Fund - Class R6	$3,348,880	$291,745	$(260,451)	$(43,914)	$3,336,260	$91,764	$1,565	$—
Voya International Index Portfolio - Class I	2,610,731	1,047,064	(354,852)	24,685	3,327,628	103,540	116,053	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,835,653	435,664	(613,193)	440,633	2,098,757	—	122,264	—
Voya Russell TM Mid Cap Index Portfolio - Class I	1,648,589	539,785	(298,530)	(225,634)	1,664,210	24,096	(4,251)	445,014
Voya Russell TM Small Cap Index Portfolio - Class I	—	1,660,461	—	1,122	1,661,583	—	—	—
Voya Short Duration Bond Fund - Class R6	11,707,641	1,210,920	(2,344,170)	(153,402)	10,420,989	256,959	4,380	—
Voya U.S. Bond Index Portfolio - Class I	39,226,441	3,938,282	(5,337,030)	(513,993)	37,313,700	749,802	(40,685)	—
Voya U.S. Stock Index Portfolio - Class I	15,660,646	1,218,704	(2,512,724)	(546,484)	13,820,142	—	2,118,838	—
	$76,038,581	$10,342,625	$(11,720,950)	$(1,016,987)	$73,643,269	$1,226,161	$2,318,164	$445,014

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $79,164,846.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,191,470
Gross Unrealized Depreciation	(200,320)
Net Unrealized Appreciation	$3,991,150

See Accompanying Notes to Financial Statements

18

Voya Retirement	PORTFOLIO OF INVESTMENTS
Moderate Portfolio	as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 2.0%
181,298	Schwab U.S. TIPS ETF	$4,804,397	2.0
	Total Exchange-Traded Funds
	(Cost $4,851,712)	4,804,397	2.0
MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
1,392,111	Voya High Yield Bond Fund - Class R6	9,689,093	4.0
1,050,932	Voya International Index Portfolio - Class I	15,711,435	6.5
413,417	Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,300,938	3.0
793,191	Voya Russell TM Mid Cap Index Portfolio - Class I	7,249,769	3.0
325,829	Voya Russell TM Small Cap Index Portfolio - Class I	4,825,521	2.0
2,733,790	Voya Short Duration Bond Fund - Class R6	25,424,248	10.5
10,123,033	Voya U.S. Bond Index Portfolio - Class I	91,512,220	37.8
3,252,516	Voya U.S. Stock Index Portfolio - Class I	75,393,310	31.2
	Total Mutual Funds
	(Cost $224,009,217)	237,106,534	98.0
	Total Long-Term Investments
	(Cost $228,860,929)	241,910,931	100.0
	Total Investments in Securities
	(Cost $228,860,929)	$241,910,931	100.0
	Liabilities in Excess of Other Assets	(23,718)	0.0
	Net Assets	$241,887,213	100.0

See Accompanying Notes to Financial Statements

19

Voya Retirement	PORTFOLIO OF INVESTMENTS
Moderate Portfolio	as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,804,397	$—	$—	$4,804,397
Mutual Funds	237,106,534	—	—	237,106,534
Total Investments, at fair value	$241,910,931	$—	$—	$241,910,931

^         See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions

Voya High Yield Bond Fund - Class R6	$5,190,791	$5,114,601	$(584,582)	$(31,717)	$9,689,093	$210,308	$8,565	$—
Voya International Index Portfolio - Class I	8,050,841	8,152,901	(1,096,935)	604,628	15,711,435	595,374	318,823	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,850,374	4,472,953	(1,212,721)	1,190,332	7,300,938	—	290,318	—
Voya Russell TM Mid Cap Index Portfolio - Class I	3,837,163	5,244,760	(905,394)	(926,760)	7,249,769	103,928	(71,022)	1,919,376
Voya Russell TM Small Cap Index Portfolio - Class I	—	4,822,511	(248)	3,258	4,825,521	—	—	—
Voya Short Duration Bond Fund - Class R6	15,446,892	15,901,941	(5,668,087)	(256,498)	25,424,248	504,299	20,507	—
Voya U.S. Bond Index Portfolio - Class I	49,327,609	49,510,720	(6,514,585)	(811,524)	91,512,220	1,390,246	117,053	—
Voya U.S. Stock Index Portfolio - Class I	44,582,022	37,631,532	(15,552,502)	8,732,258	75,393,310	—	914,632	—
	$129,285,692	$130,851,919	$(31,535,054)	$8,503,977	$237,106,534	$2,804,155	$1,598,876	$1,919,376

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $241,439,592.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,335,107
Gross Unrealized Depreciation	(8,863,768)
Net Unrealized Appreciation	$471,339

See Accompanying Notes to Financial Statements

20

Voya Retirement Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
443,590	Voya High Yield Bond Fund - Class R6	$3,087,389	2.0
669,580	Voya International Index Portfolio - Class I	10,010,225	6.5
306,945	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,420,644	3.5
674,331	Voya Russell TM Mid Cap Index Portfolio - Class I	6,163,382	4.0
207,636	Voya Russell TM Small Cap Index Portfolio - Class I	3,075,085	2.0
1,326,691	Voya Short Duration Bond Fund - Class R6	12,338,228	8.0
4,244,105	Voya U.S. Bond Index Portfolio - Class I	38,366,706	24.9
3,276,512	Voya U.S. Stock Index Portfolio - Class I Total Mutual Funds	75,949,545	49.2
	(Cost $140,381,657)	154,411,204	100.1
	Total Investments in Securities
	(Cost $140,381,657)	$154,411,204	100.1
	Liabilities in Excess of Other Assets	(105,165)	(0.1)
	Net Assets	$154,306,039	100.0

See Accompanying Notes to Financial Statements

21

Voya Retirement Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Mutual Funds	$154,411,204	$—	$—	$154,411,204
Total Investments, at fair value	$154,411,204	$—	$—	$154,411,204

^          See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions

Voya High Yield Bond Fund - Class R6	$2,980,142	$480,377	$(332,183)	$(40,947)	$3,087,389	$83,854	$85	$—
Voya International Index Portfolio - Class I	8,399,126	1,982,022	(614,395)	243,472	10,010,225	350,524	195,809	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,264,263	2,335,126	(981,853)	803,108	5,420,644	—	201,735	—
Voya Russell TM Mid Cap Index Portfolio - Class I	7,339,911	2,378,077	(2,577,780)	(976,826)	6,163,382	111,262	(119,830)	2,054,815
Voya Russell TM Small Cap Index Portfolio - Class I	—	3,080,519	(7,510)	2,076	3,075,085	—	—	—
Voya Short Duration Bond Fund - Class R6	11,814,732	2,206,414	(1,525,139)	(157,779)	12,338,228	268,296	(1,274)	—
Voya U.S. Bond Index Portfolio - Class I	37,554,209	6,061,457	(4,642,899)	(606,061)	38,366,706	729,283	54,390	—
Voya U.S. Stock Index Portfolio - Class I	80,040,950	3,826,155	(14,188,399)	6,270,839	75,949,545	—	1,739,710	—
	$151,393,333	$22,350,147	$(24,870,158)	$5,537,882	$154,411,204	$1,543,219	$2,070,625	$2,054,815

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $149,683,401.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,863,951
Gross Unrealized Depreciation	(1,136,148)
Net Unrealized Appreciation	$4,727,803

See Accompanying Notes to Financial Statements

22

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-RETADVI (0626)

Semi-Annual Financial Statements and Other Information

June 30, 2026

■	Voya VACS Index Series EM Portfolio
■	Voya VACS Index Series I Portfolio
■	Voya VACS Index Series MC Portfolio
■	Voya VACS Index Series S Portfolio
■	Voya VACS Index Series SC Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
ASSETS:
Investments in securities at fair value+*	$634,678,159	$2,211,845,092	$352,405,402
Investments in affiliates at fair value**	–	–	210,844
Short-term investments at fair value†	11,355,112	136,567,656	3,167,013
Cash	35,990	102	337,573
Cash collateral for futures contracts	676,839	3,584,613	53,988
Foreign currencies at value‡	867,969	4,092,823	–
Receivables:
Investment securities and currencies sold	16,255	4,207,504	–
Fund shares sold	11,391	44,723	6,396
Dividends	1,640,838	3,576,130	307,083
Interest	1,147	38	106
Foreign tax reclaims	90,200	5,066,951	–
Variation margin on futures contracts	133,328	301,882	6,120
Other assets	3,223	12,814	3,168
Total assets	649,510,451	2,369,300,328	356,497,693

LIABILITIES:
Payable for investment securities and currencies purchased	16,262	3,853,118	391,689
Payable for fund shares redeemed	244,073	845,444	131,883
Payable upon receipt of securities loaned	5,849,112	64,938,656	2,809,013
Unrealized depreciation on forward foreign currency contracts	9	–	–
Payable for unified fees	78,717	280,106	42,030
Payable to directors under the deferred compensation plan (Note 5)	3,223	12,814	3,168
Payable for foreign capital gains tax	2,620,920	–	–
Other payables	5,639	–	–
Total liabilities	8,817,955	69,930,138	3,377,783
NET ASSETS	$640,692,496	$2,299,370,190	$353,119,910

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$370,603,189	$1,570,591,727	$232,116,581
Total distributable earnings	270,089,307	728,778,463	121,003,329
NET ASSETS	$640,692,496	$2,299,370,190	$353,119,910

+ Including securities loaned at value	$4,852,381	$59,165,304	$2,736,360
* Cost of investments in securities	$393,094,373	$1,494,807,819	$261,448,282
** Cost of investments in affiliates	$—	$—	$164,007
† Cost of short-term investments	$11,355,112	$136,567,656	$3,167,013
‡ Cost of foreign currencies	$869,836	$4,098,980	$—

Net assets	$640,692,496	$2,299,370,190	$353,119,910
Shares authorized	200,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	35,532,967	153,814,128	25,368,757
Net asset value and redemption price per share	$18.03	$14.95	$13.92

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya	Voya
	VACS Index	VACS Index
	Series S	Series SC
	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$4,344,906,950	$214,337,982
Short-term investments at fair value†	84,478,174	9,219,325
Cash	907,144	95,996
Cash collateral for futures contracts	6,781,357	255,224
Receivables:
Investment securities sold	–	524,159
Fund shares sold	89,014	4,575
Dividends	2,202,933	163,814
Interest	837	52
Foreign tax reclaims	–	4,565
Variation margin on futures contracts	590,400	15,986
Other assets	29,013	1,721
Total assets	4,439,985,822	224,623,399

LIABILITIES:
Payable for investment securities purchased	–	56,352
Payable for fund shares redeemed	1,643,961	80,927
Payable upon receipt of securities loaned	1,962,174	6,600,325
Due to securities lending agent	–	367,804
Payable for unified fees	543,071	26,030
Payable to directors/ trustees under the deferred compensation plan (Note 5)	29,013	1,721
Total liabilities	4,178,219	7,133,159
NET ASSETS	$4,435,807,603	$217,490,240

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,193,149,848	$129,221,787
Total distributable earnings	2,242,657,755	88,268,453
NET ASSETS	$4,435,807,603	$217,490,240

+ Including securities loaned at value	$1,400,241	$6,366,731
* Cost of investments in securities	$2,360,795,389	$153,489,830
† Cost of short-term investments	$84,478,174	$9,219,325

Net assets	$4,435,807,603	$217,490,240
Shares authorized	unlimited	100,000,000
Par value	$0.001	$0.001
Shares outstanding	247,249,385	16,410,639
Net asset value and redemption price per share	$17.94	$13.25

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,469,797	$36,802,118	$2,538,272
Dividends from affiliates	—	—	2,091
Interest	6,540	19,144	1,528
Securities lending income, net	27,743	171,293	10,334
Total investment income	6,504,080	36,992,555	2,552,225

EXPENSES:
Unified fees	441,750	1,620,294	240,782
Directors fees	10,315	43,475	6,856
Interest expense	6,648	17,183	291
Total expenses	458,713	1,680,952	247,929
Net investment income	6,045,367	35,311,603	2,304,296

REALIZED AND UNREALIZED GAIN (LOSS):	–	–	–
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	30,596,343	353,629	35,328,589
Sale of investments in affiliates	—	—	(732)
Forward foreign currency contracts	26,661	—	—
Foreign currency related transactions	(390,988)	(192,833)	—
Futures	2,729,592	4,665,734	47,412
Net realized gain	32,961,608	4,826,530	35,375,269
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	98,635,367	177,242,571	8,655,990
Affiliates	—	—	34,402
Forward foreign currency contracts	(9)	—	—
Foreign currency related transactions	(2,320)	(208,541)	—
Futures	(239,424)	35,685	44,719
Net change in unrealized appreciation (depreciation)	98,393,614	177,069,715	8,735,111
Net realized and unrealized gain	131,355,222	181,896,245	44,110,380
Increase in net assets resulting from operations	$137,400,589	$217,207,848	$46,414,676

* Foreign taxes withheld	$690,780	$5,219,012	$3,843
^ Foreign capital gains taxes withheld	$114,509	$—	$—
# Decrease in foreign capital gains taxes accrued	$197,040	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya	Voya
	VACS Index	VACS Index
	Series S	Series SC
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$26,431,059	$1,362,518
Interest	99,285	8,407
Securities lending income, net	3,838	40,190
Other	12,942	613
Total investment income	26,547,124	1,411,728

EXPENSES:
Unified fees	3,183,774	150,464
Director/ Trustee fees and expenses	100,375	4,789
Total expenses	3,284,149	155,253
Net investment income	23,262,975	1,256,475

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	89,259,389	27,807,626
Futures	5,871,546	615,616
Net realized gain	95,130,935	28,423,242
Net change in unrealized appreciation (depreciation) on:
Investments	299,429,104	11,880,934
Futures	964,818	306,929
Net change in unrealized appreciation (depreciation)	300,393,922	12,187,863
Net realized and unrealized gain	395,524,857	40,611,105
Increase in net assets resulting from operations	$418,787,832	$41,867,580

* Foreign taxes withheld	$5,496	$2,280

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index		Voya VACS Index
	Series EM Portfolio		Series I Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$6,045,367	$11,582,565	$35,311,603	$43,944,904
Net realized gain	32,961,608	8,509,490	4,826,530	10,883,452
Net change in unrealized appreciation (depreciation)	98,393,614	120,480,162	177,069,715	426,642,337
Increase in net assets resulting from operations	137,400,589	140,572,217	217,207,848	481,470,693

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(25,002,777)	(8,196,622)	(62,884,673)	(48,716,331)
Total distributions	(25,002,777)	(8,196,622)	(62,884,673)	(48,716,331)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	100,621,725	38,452,289	240,300,780	462,430,457
Reinvestment of distributions	25,002,777	8,196,622	62,884,673	48,716,331
	125,624,502	46,648,911	303,185,453	511,146,788
Cost of shares redeemed	(133,854,032)	(87,671,058)	(308,020,050)	(468,215,275)
Net increase (decrease) in net assets resulting from capital share transactions	(8,229,530)	(41,022,147)	(4,834,597)	42,931,513
Net increase in net assets	104,168,282	91,353,448	149,488,578	475,685,875

NET ASSETS:
Beginning of year or period	536,524,214	445,170,766	2,149,881,612	1,674,195,737
End of year or period	$640,692,496	$536,524,214	$2,299,370,190	$2,149,881,612

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index		Voya VACS Index
	Series MC Portfolio		Series S Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$2,304,296	$5,703,720	$23,262,975	$47,187,190
Net realized gain	35,375,269	13,960,664	95,130,935	93,086,094
Net change in unrealized appreciation (depreciation)	8,735,111	9,821,813	300,393,922	542,446,507
Increase in net assets resulting from operations	46,414,676	29,486,197	418,787,832	682,719,791

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(24,580,625)	(18,518,071)	—	(211,841,732)
Total distributions	(24,580,625)	(18,518,071)	—	(211,841,732)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	42,204,688	203,872,648	278,125,502	543,297,193
Reinvestment of distributions	24,580,625	18,518,071	—	211,841,732
	66,785,313	222,390,719	278,125,502	755,138,925
Cost of shares redeemed	(55,330,760)	(377,765,895)	(458,933,688)	(762,478,745)
Net increase (decrease) in net assets resulting from capital share transactions	11,454,553	(155,375,176)	(180,808,186)	(7,339,820)
Net increase (decrease) in net assets	33,288,604	(144,407,050)	237,979,646	463,538,239

NET ASSETS:
Beginning of year or period	319,831,306	464,238,356	4,197,827,957	3,734,289,718
End of year or period	$353,119,910	$319,831,306	$4,435,807,603	$4,197,827,957

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index
	Series SC Portfolio
	Six Months
	Ended	Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$1,256,475	$2,317,980
Net realized gain	28,423,242	10,882,321
Net change in unrealized appreciation (depreciation)	12,187,863	9,511,545
Increase in net assets resulting from operations	41,867,580	22,711,846

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(13,275,987)	(23,581,657)
Total distributions	(13,275,987)	(23,581,657)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,737,422	25,419,554
Reinvestment of distributions	13,275,987	23,581,657
	19,013,409	49,001,211
Cost of shares redeemed	(31,727,271)	(82,946,139)
Net decrease in net assets resulting from capital share transactions	(12,713,862)	(33,944,928)
Net increase (decrease) in net assets	15,877,731	(34,814,739)

NET ASSETS:
Beginning of year or period	201,612,509	236,427,248
End of year or period	$217,490,240	$201,612,509

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya VACS Index Series EM Portfolio
06-30-26+	14.88	0.17	•	3.68	3.85	0.45	0.25		—	0.70	—	18.03	25.97	0.16	0.16	0.16	2.05	640,692	15
12-31-25	11.30	0.31	•	3.49	3.80	0.22	0.00	*	—	0.22	—	14.88	34.13	0.16	0.16	0.16	2.42	536,524	5
12-31-24	11.00	0.27	•	0.45	0.72	0.42	—		—	0.42	—	11.30	6.54	0.17	0.17	0.17	2.37	445,171	37
03-15-23(5)- 12-31-23	10.00	0.27	•	0.73	1.00	—	—		—	—	—	11.00	10.00	0.16	0.16	0.16	3.15	402,805	56
Voya VACS Index Series I Portfolio
06-30-26+	13.99	0.24	•	1.15	1.39	0.40	0.03		—	0.43	—	14.95	9.95	0.16	0.16	0.16	3.27	2,299,370	8
12-31-25	10.99	0.31	•	3.07	3.38	0.38	—		—	0.38	—	13.99	31.31	0.16	0.16	0.16	2.47	2,149,882	19
12-31-24	10.90	0.31	•	0.06	0.37	0.28	—		—	0.28	—	10.99	3.34	0.16	0.16	0.16	2.77	1,674,196	6
02-03-23(5)- 12-31-23	10.00	0.28	•	0.62	0.90	—	—		—	—	—	10.90	9.00	0.15	0.15	0.15	3.09	1,565,187	3
Voya VACS Index Series MC Portfolio
06-30-26+	13.09	0.10	•	1.84	1.94	0.27	0.84		—	1.11	—	13.92	15.19	0.15	0.15	0.15	1.44	353,120	29
12-31-25	12.38	0.17	•	1.05	1.22	0.19	0.32		—	0.51	—	13.09	10.38	0.16	0.16	0.16	1.39	319,831	60
12-31-24	10.88	0.17	•	1.46	1.63	0.10	0.03		—	0.13	—	12.38	15.09	0.16	0.16	0.16	1.42	464,238	53
01-27-23(5)- 12-31-23	10.00	0.15	•	0.73	0.88	—	—		—	—	—	10.88	8.80	0.16	0.16	0.16	1.63	376,934	22
Voya VACS Index Series S Portfolio
06-30-26+	16.29	0.09	•	1.56	1.65	—	—		—	—	—	17.94	10.13	0.15	0.15	0.15	1.10	4,435,808	3
12-31-25	14.58	0.18	•	2.32	2.50	0.18	0.61		—	0.79	—	16.29	17.67	0.16	0.16	0.16	1.17	4,197,828	7
12-31-24	11.88	0.17	•	2.76	2.93	0.17	0.06		—	0.23	—	14.58	24.78	0.16	0.16	0.16	1.28	3,734,290	6
01-27-23(5)- 12-31-23	10.00	0.16	•	1.72	1.88	—	—		—	—	—	11.88	18.80	0.15	0.15	0.15	1.62	3,488,604	9
Voya VACS Index Series SC Portfolio
06-30-26+	11.55	0.08	•	2.48	2.56	0.17	0.69		—	0.86	—	13.25	22.56	0.15	0.15	0.15	1.25	217,490	20
12-31-25	11.87	0.13		1.04	1.17	0.28	1.21		—	1.49	—	11.55	12.80	0.16	0.16	0.16	1.20	201,613	18
12-31-24	11.01	0.13	•	1.07	1.20	0.22	0.12		—	0.34	—	11.87	11.18	0.16	0.16	0.16	1.18	236,427	17
01-20-23(5)- 12-31-23	10.00	0.14	•	0.87	1.01	—	—		—	—	—	11.01	10.10	0.16	0.16	0.16	1.54	416,628	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.

Voya Investors Trust (the “Trust”) is registered under the 1940 Act, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.

Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Portfolio is calculated by taking the value of each Portfolio’s assets, subtracting each Portfolio’s liabilities, and dividing by the number of shares that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax or excise tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2026, the maximum amount of loss that VACS Index Series EM Portfolio would incur if its counterparties failed to perform would be $9 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2026. There was no collateral pledged by any counterparty at June 30, 2026 to any Portfolio.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2026, the following Portfolio had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Series EM	$795,412	$8,959

The above Portfolio entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. For the period ended June 30, 2026, no other Portfolio entered into forward foreign currency contracts.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2026, the Portfolios had average quaterly notional values on futures contracts purchased as disclosed below.

Purchased
Series EM	$13,507,632
Series I	59,990,813
Series MC	817,953
Series S	81,352,900
Series SC	4,799,993

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2026.

I. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were, as follows:

	Purchases	Sales
Series EM	$86,324,683	$102,260,508
Series I	161,609,189	251,077,057
Series MC	92,198,241	102,302,190
Series S	125,739,467	322,567,770
Series SC	40,381,566	61,754,693

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following affiliated investment companies owned more than 5% of the following Portfolios:

Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2030 Portfolio	Series EM	7.33%
	Series I	7.97
	Series MC	6.08
	Series S	7.90
	Series SC	9.86
Voya Index Solution 2035 Portfolio	Series EM	14.18
	Series I	15.87
	Series MC	15.88
	Series S	16.30
	Series SC	17.18
Voya Index Solution 2040 Portfolio	Series EM	12.61
	Series I	12.62
	Series MC	14.48
	Series S	12.67
	Series SC	11.75
Voya Index Solution 2045 Portfolio	Series EM	18.75
	Series I	17.83
	Series MC	18.66
	Series S	18.02
	Series SC	15.14
Voya Index Solution 2050 Portfolio	Series EM	13.64
	Series I	12.87
	Series MC	12.73
	Series S	12.90
	Series SC	15.49
Voya Index Solution 2055 Portfolio	Series EM	13.87
	Series I	13.33
	Series MC	14.56
	Series S	13.37
	Series SC	15.76
Voya Index Solution 2060 Portfolio	Series EM	9.49
	Series I	9.28
	Series MC	9.96
	Series S	9.14
	Series SC	10.78
Voya Index Solution Income Portfolio	Series EM	6.58
	Series I	6.75
	Series S	6.26

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/ trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/ trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/ trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

and Liabilities. Deferral of directors’/ trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the period ended June 30, 2026, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 6 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2026:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Series EM	3	$17,192,333	4.64%
Series I	2	66,657,000	4.64
Series MC	1	2,254,000	4.64

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Series EM
6/30/2026	6,120,509	—	1,420,613	(8,074,939)	—	(533,817)	100,621,725	—	25,002,777	(133,854,032)	—	(8,229,530)
12/31/2025	2,933,472	—	691,698	(6,964,708)	—	(3,339,538)	38,452,289	—	8,196,622	(87,671,058)	—	(41,022,147)
Series I
6/30/2026	16,635,727	—	4,272,056	(20,778,404)	—	129,379	240,300,780	—	62,884,673	(308,020,050)	—	(4,834,597)
12/31/2025	35,472,410	—	4,049,570	(38,115,986)	—	1,405,994	462,430,457	—	48,716,331	(468,215,275)	—	42,931,513
Series MC
6/30/2026	3,108,174	—	1,856,543	(4,033,029)	—	931,688	42,204,688	—	24,580,625	(55,330,760)	—	11,454,553
12/31/2025	16,229,188	—	1,586,810	(30,866,601)	—	(13,050,603)	203,872,648	—	18,518,071	(377,765,895)	—	(155,375,176)
Series S
6/30/2026	16,845,707	—	—	(27,220,203)	—	(10,374,496)	278,125,502	—	—	(458,933,688)	—	(180,808,186)
12/31/2025	37,056,341	—	14,323,308	(49,827,183)	—	1,552,466	543,297,193	—	211,841,732	(762,478,745)	—	(7,339,820)
Series SC
6/30/2026	466,172	—	1,062,079	(2,578,055)	—	(1,049,804)	5,737,422	—	13,275,987	(31,727,271)	—	(12,713,862)
12/31/2025	2,334,992	—	2,524,803	(7,311,064)	—	(2,451,269)	25,419,554	—	23,581,657	(82,946,139)	—	(33,944,928)

NOTE 8 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned.

The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

Series EM

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$31,877	$(31,877)	$—
Citigroup Global Markets Limited	1,490,351	(1,490,351)	—
HSBC Bank PLC	453,857	(453,857)	—
J.P. Morgan Securities LLC	99,867	(99,867)	—
Jefferies International Ltd	2,871	(2,871)	—
JP Morgan Securities Plc.	626,698	(626,698)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch International	$1,778,494	$(1,778,494)	$—
Mizuho Securities USA LLC.	19,907	(19,907)	—
State Street Bank and Trust Company	348,459	(348,459)	—
Total	$4,852,381	$(4,852,381)	$—

(1)	Cash collateral with a fair value of $5,849,112 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series I

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$2,021,592	$(2,021,592)	$—
Citigroup Global Markets Limited	5,341,701	(5,341,701)	—
Goldman Sachs International	3,002,663	(3,002,663)	—
Goldman, Sachs & Co. LLC	1,438,858	(1,438,858)	—
HSBC Bank PLC	13,496,263	(13,496,263)	—
Jefferies International Ltd	2,851,859	(2,851,859)	—
Jefferies LLC	2,727,871	(2,727,871)	—
JP Morgan Securities Plc.	10,161,698	(10,161,698)	—
Macquarie Bank Limited	249,498	(249,498)	—
Merrill Lynch International	1,803,507	(1,803,507)	—
National Financial Services LLC	2,192,345	(2,192,345)	—
State Street Bank and Trust Company	10,895,416	(10,895,416)	—
TD Securities (USA) Inc.	72,822	(72,822)	—
Wells Fargo Securities LLC	2,909,211	(2,909,211)	—
Total	$59,165,304	$(59,165,304)	$—

(1)	Cash collateral with a fair value of $64,938,656 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series MC

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$228,780	$(228,780)	$—
Cantor Fitzgerald & Co	890,869	(890,869)	—
Citadel Clearing LLC	284,243	(284,243)	—
Citadel Securities LLC	115,493	(115,493)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$192,845	$(192,845)	$—
Goldman, Sachs & Co. LLC	53,648	(53,648)	—
J.P. Morgan Securities LLC	45,371	(45,371)	—
Janney Montgomery Scott LLC	510,765	(510,765)	—
State Street Bank and Trust Company	3,995	(3,995)	—
TD Securities (USA) Inc.	16,035	(16,035)	—
Wells Fargo Bank NA	218,846	(218,846)	—
Wells Fargo Securities LLC	175,470	(175,470)	—
Total	$2,736,360	$(2,736,360)	$—

(1)	Cash collateral with a fair value of $2,809,013 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series S

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$28,998	$(28,998)	$—
Goldman, Sachs & Co. LLC	177,919	(177,919)	—
Janney Montgomery Scott LLC	1,193,324	(1,193,324)	—
Total	$1,400,241	$(1,400,241)	$—

(1)	Cash collateral with a fair value of $1,962,174 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.
Series SC

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,391,595	$(1,391,595)	$—
Cantor Fitzgerald & Co	116,416	(116,416)	—
Citadel Clearing LLC	70,536	(70,536)	—
Citadel Securities LLC	124,293	(124,293)	—
Citigroup Global Markets Inc.	917,945	(917,945)	—
J.P. Morgan Securities LLC	977,706	(977,706)	—
Janney Montgomery Scott LLC	503,663	(503,663)	—
Jefferies LLC	308,080	(308,080)	—
Mizuho Securities USA LLC.	99,777	(99,777)	—
Raymond James & Associates, Inc.	51,166	(51,166)	—
State Street Bank and Trust Company	480,996	(480,996)	—
TD Securities (USA) Inc.	311,936	(311,936)	—
Wells Fargo Bank NA	400,896	(400,896)	—
Wells Fargo Securities LLC	611,726	(611,726)	—
Total	$6,366,731	$(6,366,731)	$—

(1)	Cash collateral with a fair value of $6,600,325 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), spin-offs, and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Series EM	$8,129,528	$67,094	$11,592,380	$—
Series I	48,716,331	—	40,327,673	—
Series MC	11,381,575	7,136,496	5,971,381	343,851
Series S	68,451,639	143,390,093	60,331,482	5,904,784
Series SC	9,274,807	14,306,850	7,731,770	342,051

The tax-basis components of distributable earnings as of December 31, 2025, were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Other	Total Distributable Earnings/(Loss)
Series EM	$16,052,503	$8,949,805	$135,507,147	$—	$(2,817,960)	$157,691,495
Series I	62,890,049	—	511,565,239	—	—	574,455,288
Series MC	5,909,164	18,668,509	74,591,605	—	—	99,169,278
Series S	75,680,830	68,106,058	1,680,083,035	—	—	1,823,869,923
Series SC	3,310,057	9,964,136	46,402,667	—	—	59,676,860

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Series S).

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2026, the following Portfolio declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Series S	$0.1860	$0.1208	$0.2559	July 15, 2026	July 14, 2026

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Australia: 0.3%
25,620	Anglogold Ashanti PLC	$2,065,185	0.3

	Brazil: 2.5%
215,308	Ambev SA	679,002	0.1
258,174	B3 SA - Brasil Bolsa Balcao	726,166	0.1
65,936	Banco Bradesco SA	201,041	0.0
60,671	Banco BTG Pactual SA	638,760	0.1
86,404	Banco do Brasil SA	333,913	0.1
27,928	BB Seguridade Participacoes SA	211,422	0.0
26,900	Caixa Seguridade Participacoes S/A	102,914	0.0
121,245	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	697,788	0.1
87,600	Cia Paranaense de Energia - Copel	255,386	0.1
11,502	CPFL Energia SA	99,528	0.0
34,200	Embraer SA	542,915	0.1
17,864	Energisa S/A	166,205	0.0
51,300 (1)	Eneva SA	265,826	0.1
58,470	Equatorial Energia SA	441,728	0.1
37,806	Klabin SA	122,742	0.0
43,480	Localiza Rent a Car SA	350,717	0.1
28,577	MBRF Global Foods Co. SA	97,429	0.0
54,577	Motiva Infraestrutura de Mobilidade SA	154,355	0.0
179,823 (1)	NU Holdings Ltd./Cayman Islands - Class A	2,402,435	0.4
190,785	Petroleo Brasileiro SA	1,540,383	0.3
10,500	Porto Seguro SA	107,638	0.0
42,934 (1)	PRIO SA/Brazil	434,555	0.1
68,910	Raia Drogasil SA	223,858	0.0
35,160 (2)	Rede D'Or Sao Luiz SA	236,271	0.0
61,894	Rumo SA	160,661	0.0
10,589	StoneCo Ltd. - Class A	114,785	0.0
29,564	Suzano SA	227,988	0.0
37,740	Telefonica Brasil SA	248,417	0.0
44,800	TIM SA/Brazil	190,662	0.0
37,920	Ultrapar Participacoes SA	191,352	0.0
180,533	Vale SA - Foreign	2,725,323	0.4
56,124	Vibra Energia SA	324,417	0.1
74,803	WEG SA	679,737	0.1
20,864	XP, Inc. - Class A	339,249	0.1
		16,235,568	2.5

	Chile: 0.3%
2,329,766	Banco de Chile	456,116	0.1
4,054	Banco de Credito e Inversiones SA	266,330	0.0
3,393,471	Banco Santander Chile	277,892	0.1
62,830	Cencosud SA	145,155	0.0
17,678	Empresas Copec SA	110,271	0.0
1,313,505	Enel Chile SA	115,399	0.0
32,276	Falabella SA	201,505	0.0
16,138,098	Latam Airlines Group SA	469,283	0.1
39,249	Plaza SA	161,770	0.0
		2,203,721	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: 18.4%
96,000 (2)	3SBio, Inc.	$207,903	0.1
42,000	AAC Technologies Holdings, Inc.	230,160	0.1
2,500 (1)	Accelink Technologies Co. Ltd. - Class A	95,953	0.0
3,564	Advanced Micro- Fabrication Equipment, Inc. China - Class A	248,033	0.1
13,100	AECC Aviation Power Co. Ltd. - Class A	74,310	0.0
337,500	Agricultural Bank of China Ltd. - Class A	301,722	0.1
1,255,000	Agricultural Bank of China Ltd. - Class H	856,035	0.2
51,091	Aier Eye Hospital Group Co. Ltd. - Class A	62,324	0.0
7,000	Airtac International Group	296,719	0.1
33,000 (1)(2)(3)	Akeso, Inc.	371,572	0.1
847,200	Alibaba Group Holding Ltd.	10,156,617	1.6
298,000 (1)(3)	Alibaba Health Information Technology Ltd.	117,629	0.0
73,700	Aluminum Corp. of China Ltd. - Class A	90,120	0.0
168,000	Aluminum Corp. of China Ltd. - Class H	161,351	0.0
25,100	Anhui Conch Cement Co. Ltd. - Class A	62,834	0.0
54,500	Anhui Conch Cement Co. Ltd. - Class H	116,765	0.0
9,200 (1)	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	35,159	0.0
63,000	ANTA Sports Products Ltd.	573,281	0.1
7,300	Avary Holding Shenzhen Co. Ltd. - Class A	114,354	0.0
106,500 (1)	Baidu, Inc. - Class A	1,520,400	0.3
102,900	Bank of Beijing Co. Ltd. - Class A	74,338	0.0
200,200	Bank of China Ltd. - Class A	168,766	0.0
3,225,000	Bank of China Ltd. - Class H	2,056,657	0.3
202,300	Bank of Communications Co. Ltd. - Class A	191,719	0.0
337,000	Bank of Communications Co. Ltd. - Class H	290,000	0.1
37,000	Bank of Hangzhou Co. Ltd. - Class A	78,794	0.0
78,000	Bank of Jiangsu Co. Ltd. - Class A	123,919	0.0
54,800	Bank of Nanjing Co. Ltd. - Class A	79,873	0.0
29,000	Bank of Ningbo Co. Ltd. - Class A	126,932	0.0
68,600	Bank of Shanghai Co. Ltd. - Class A	87,754	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
102,400	Baoshan Iron & Steel Co. Ltd. - Class A	$82,096	0.0
26,000	Beijing Enterprises Holdings Ltd.	89,228	0.0
2,493	Beijing Kingsoft Office Software, Inc. - Class A	78,806	0.0
218,500	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	145,996	0.0
13,340 (1)	Bilibili, Inc. - Class Z	227,012	0.1
1,841	Biwin Storage Technology Co. Ltd. - Class A	136,473	0.0
9,300 (2)	BOC Aviation Ltd.	96,697	0.0
205,900	BOE Technology Group Co. Ltd. - Class A	264,808	0.1
238,000	Bosideng International Holdings Ltd.	130,241	0.0
23,200	BYD Co. Ltd. - Class A	273,144	0.1
179,700	BYD Co. Ltd. - Class H	1,665,086	0.3
44,500	BYD Electronic International Co. Ltd.	119,593	0.0
46,000 (3)	C&D International Investment Group Ltd.	79,180	0.0
1,914	Cambricon Technologies Corp. Ltd. - Class A	453,198	0.1
553,000 (2)	CGN Power Co. Ltd. - Class H	189,086	0.0
7,300	Chaozhou Three-Circle Group Co. Ltd. - Class A	182,459	0.0
434,000	China CITIC Bank Corp. Ltd. - Class H	368,423	0.1
102,000	China Coal Energy Co. Ltd. - Class H	128,110	0.0
106,700	China Construction Bank Corp. - Class A	151,388	0.0
4,178,000	China Construction Bank Corp. - Class H	4,309,407	0.7
29,300	China CSSC Holdings Ltd. - Class A	146,267	0.0
106,900 (1)	China Eastern Airlines Corp. Ltd. - Class A	60,280	0.0
171,800	China Energy Engineering Corp. Ltd. - Class A	67,770	0.0
221,200	China Everbright Bank Co. Ltd. - Class A	94,302	0.0
197,000 (2)	China Feihe Ltd.	70,505	0.0
204,500	China Galaxy Securities Co. Ltd. - Class H	192,794	0.0
156,800	China Gas Holdings Ltd.	103,677	0.0
12,900	China Gold International Resources Corp. Ltd.	203,959	0.0
150,000	China Hongqiao Group Ltd.	386,812	0.1
97,200 (2)	China International Capital Corp. Ltd. - Class H	261,557	0.1
11,800	China Jushi Co. Ltd. - Class A	127,714	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
385,000	China Life Insurance Co. Ltd. - Class H	$1,317,745	0.2
143,000	China Longyuan Power Group Corp. Ltd. - Class H	91,315	0.0
151,000	China Mengniu Dairy Co. Ltd.	310,195	0.1
78,500	China Merchants Bank Co. Ltd. - Class A	411,009	0.1
179,500	China Merchants Bank Co. Ltd. - Class H	1,030,647	0.2
24,200	China Merchants Energy Shipping Co. Ltd. - Class A	62,925	0.0
68,810	China Merchants Port Holdings Co. Ltd.	108,479	0.0
40,400	China Merchants Securities Co. Ltd. - Class A	125,971	0.0
424,500	China Minsheng Banking Corp. Ltd. - Class H	170,147	0.0
196,000	China National Building Material Co. Ltd. - Class H	134,086	0.0
107,900	China National Nuclear Power Co. Ltd. - Class A	143,686	0.0
79,000	China Nonferrous Mining Corp. Ltd.	114,765	0.0
15,400	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	109,670	0.0
104,000	China Oilfield Services Ltd. - Class H	82,675	0.0
195,500	China Overseas Land & Investment Ltd.	301,733	0.1
30,300	China Pacific Insurance Group Co. Ltd. - Class A	127,780	0.0
126,400	China Pacific Insurance Group Co. Ltd. - Class H	434,701	0.1
91,500	China Petroleum & Chemical Corp. - Class A	60,019	0.0
1,152,000	China Petroleum & Chemical Corp. - Class H	588,430	0.1
266,000 (3)	China Railway Group Ltd. - Class H	112,634	0.0
85,000	China Resources Beer Holdings Co. Ltd.	231,514	0.1
53,200	China Resources Gas Group Ltd.	99,467	0.0
146,500	China Resources Land Ltd.	562,825	0.1
8,500	China Resources Microelectronics Ltd. - Class A	123,069	0.0
37,400 (2)	China Resources Mixc Lifestyle Services Ltd.	175,384	0.0
110,000 (3)	China Resources Power Holdings Co. Ltd.	237,762	0.1
644,000 (1)	China Ruyi Holdings Ltd.	122,577	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
26,600	China Shenhua Energy Co. Ltd. - Class A	$152,913	0.0
162,000	China Shenhua Energy Co. Ltd. - Class H	829,816	0.1
70,600 (1)	China Southern Airlines Co. Ltd. - Class A	54,028	0.0
186,300	China State Construction Engineering Corp. Ltd. - Class A	119,291	0.0
76,600	China Taiping Insurance Holdings Co. Ltd.	177,039	0.0
175,600	China Three Gorges Renewables Group Co. Ltd. - Class A	96,064	0.0
8,100	China Tourism Group Duty Free Corp. Ltd. - Class A	64,195	0.0
229,800 (2)	China Tower Corp. Ltd. - Class H	258,602	0.1
9,100	China Tungsten And Hightech Materials Co. Ltd. - Class A	129,135	0.0
145,500	China United Network Communications Ltd. - Class A	86,002	0.0
86,600	China Yangtze Power Co. Ltd. - Class A	338,050	0.1
50,100	Chongqing Changan Automobile Co. Ltd. - Class A	53,026	0.0
141,000	Chongqing Rural Commercial Bank Co. Ltd. - Class H	103,914	0.0
85,600	Chow Tai Fook Jewellery Group Ltd.	119,454	0.0
191,000	CITIC Ltd.	259,207	0.1
56,100	CITIC Securities Co. Ltd. - Class A	238,187	0.1
71,000	CITIC Securities Co. Ltd. - Class H	247,858	0.1
73,700	CMOC Group Ltd. - Class A	192,384	0.0
174,000	CMOC Group Ltd. - Class H	339,895	0.1
14,880	Contemporary Amperex Technology Co. Ltd. - Class A	864,968	0.2
8,200	Contemporary Amperex Technology Co. Ltd. - Class H	738,649	0.1
70,000 (3)	COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	123,437	0.0
66,000	COSCO Shipping Holdings Co. Ltd. - Class A	129,184	0.0
98,000	COSCO Shipping Holdings Co. Ltd. - Class H	162,829	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
117,800	CRRC Corp. Ltd. - Class A	$90,439	0.0
177,000	CRRC Corp. Ltd. - Class H	101,519	0.0
23,600	CSC Financial Co. Ltd. - Class A	101,294	0.0
420,000	CSPC Pharmaceutical Group Ltd.	375,167	0.1
110,400	Daqin Railway Co. Ltd. - Class A	75,033	0.0
64,840	East Money Information Co. Ltd. - Class A	195,470	0.0
2,795	Eastroc Beverage Group Co. Ltd. - Class A	50,972	0.0
38,900	ENN Energy Holdings Ltd.	200,989	0.0
4,424	Eoptolink Technology, Inc. Ltd. - Class A	401,342	0.1
8,600	Eve Energy Co. Ltd. - Class A	82,833	0.0
24,500	Everbright Securities Co. Ltd. - Class A	52,204	0.0
125,000	Far East Horizon Ltd.	85,492	0.0
81,200	Focus Media Information Technology Co. Ltd. - Class A	58,044	0.0
21,220	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	103,918	0.0
53,400	Founder Securities Co. Ltd. - Class A	56,803	0.0
34,400	Foxconn Industrial Internet Co. Ltd. - Class A	370,500	0.1
29,848	Full Truck Alliance Co. Ltd., ADR	242,366	0.1
12,000	Fuyao Glass Industry Group Co. Ltd. - Class A	89,457	0.0
27,200 (2)	Fuyao Glass Industry Group Co. Ltd. - Class H	177,868	0.0
29,600 (2)	Ganfeng Lithium Group Co. Ltd. - Class H	191,042	0.0
1,365,000 (1)	GCL Technology Holdings Ltd.	120,709	0.0
106,500	GD Power Development Co. Ltd. - Class A	73,343	0.0
56,400 (1)(3)	GDS Holdings Ltd. - Class A	209,758	0.1
332,000	Geely Automobile Holdings Ltd.	713,710	0.1
64,000 (1)	Genscript Biotech Corp.	99,997	0.0
70,800	GF Securities Co. Ltd. - Class H	154,082	0.0
20,400 (2)	Giant Biogene Holding Co. Ltd.	69,115	0.0
2,400	GigaDevice Semiconductor, Inc. - Class A	292,168	0.1
18,700	GoerTek, Inc. - Class A	62,365	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
14,600	Goldwind Science & Technology Co. Ltd. - Class A	$51,763	0.0
123,500	Great Wall Motor Co. Ltd. - Class H	138,730	0.0
13,100	Gree Electric Appliances, Inc. of Zhuhai - Class A	72,471	0.0
9,300	Guangdong Haid Group Co. Ltd. - Class A	61,228	0.0
9,400 (1)	Guangdong HEC Technology Holding Co. Ltd. - Class A	46,813	0.0
150,000	Guangdong Investment Ltd.	148,625	0.0
9,500	Guangzhou Tinci Materials Technology Co. Ltd. - Class A	72,298	0.0
41,300	Guosen Securities Co. Ltd. - Class A	60,984	0.0
68,878	Guotai Junan Securities Co. Ltd. - Class A	185,299	0.0
80,792 (2)	Guotai Junan Securities Co. Ltd. - Class H	153,403	0.0
9,562	H World Group Ltd., ADR	398,927	0.1
90,000 (2)	Haidilao International Holding Ltd.	122,264	0.0
134,400	Haier Smart Home Co. Ltd. - Class H	343,783	0.1
36,000	Haitian International Holdings Ltd.	86,370	0.0
2,700	Hangzhou Chang Chuan Technology Co. Ltd. - Class A	137,006	0.0
66,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	250,109	0.1
34,500	Hengan International Group Co. Ltd.	95,792	0.0
8,200	Hengtong Optic-electric Co. Ltd. - Class A	133,978	0.0
6,380 (1)	Hesai Group	114,019	0.0
3,100	Hgtech Co. Ltd. - Class A	85,219	0.0
2,880	Hithink RoyalFlush Information Network Co. Ltd. - Class A	102,807	0.0
273,000 (1)(3)	Horizon Robotics	143,098	0.0
39,000 (1)(2)	Hua Hong Semiconductor Ltd. - Class H	1,083,402	0.2
11,000	Huadong Medicine Co. Ltd. - Class A	45,642	0.0
250,000 (3)	Huaneng Power International, Inc. - Class H	174,858	0.0
44,700	Huatai Securities Co. Ltd. - Class A	136,285	0.0
50,600 (2)	Huatai Securities Co. Ltd. - Class H	108,163	0.0
68,200	Huaxia Bank Co. Ltd. - Class A	64,226	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
7,572	Hygon Information Technology Co. Ltd. - Class A	$416,075	0.1
8,000	IEIT Systems Co. Ltd. - Class A	83,187	0.0
12,500	Iflytek Co. Ltd. - Class A	75,589	0.0
259,400	Industrial & Commercial Bank of China Ltd. - Class A	270,239	0.1
3,195,000	Industrial & Commercial Bank of China Ltd. - Class H	2,624,647	0.4
77,900	Industrial Bank Co. Ltd. - Class A	190,234	0.0
243,700 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	80,350	0.0
28,700	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	101,310	0.0
56,600	Inner Mongolia Yitai Coal Co. Ltd. - Class B	149,367	0.0
73,500 (1)(2)	Innovent Biologics, Inc.	748,701	0.1
110,400 (1)	J&T Global Express Ltd.	117,886	0.0
8,700	JCET Group Co. Ltd. - Class A	134,162	0.0
55,600 (1)(2)	JD Health International, Inc.	234,145	0.1
88,500 (1)(2)	JD Logistics, Inc.	133,198	0.0
116,550	JD.com, Inc. - Class A	1,484,893	0.2
5,700	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	90,658	0.0
25,300	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	194,634	0.0
8,200	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	46,204	0.0
10,400	Jiangsu Zhongtian Technology Co. Ltd. - Class A	94,050	0.0
66,000	Jiangxi Copper Co. Ltd. - Class H	263,447	0.1
19,323	Kanzhun Ltd., ADR	248,687	0.1
103,900	KE Holdings, Inc. - Class A	499,868	0.1
159,000 (1)	Kingdee International Software Group Co. Ltd.	121,223	0.0
54,600	Kingsoft Corp. Ltd.	155,514	0.0
131,300 (2)	Kuaishou Technology	703,753	0.1
11,200	Kuang-Chi Technologies Co. Ltd. - Class A	50,253	0.0
206,000	Kunlun Energy Co. Ltd.	168,890	0.0
5,000 (1)	Kunlun Tech Co. Ltd. - Class A	29,984	0.0
4,000	Kweichow Moutai Co. Ltd. - Class A	699,413	0.1
1,700 (3)	Laopu Gold Co. Ltd. - Class H	75,530	0.0
380,000	Lenovo Group Ltd.	1,127,575	0.2

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
18,700	Lens Technology Co. Ltd. - Class A	$149,173	0.0
62,400 (1)(3)	Li Auto, Inc. - Class A	368,616	0.1
122,000	Li Ning Co. Ltd.	229,990	0.1
112,500 (2)(3)	Longfor Group Holdings Ltd.	86,121	0.0
40,200 (1)	LONGi Green Energy Technology Co. Ltd. - Class A	77,958	0.0
25,100	Luxshare Precision Industry Co. Ltd. - Class A	262,124	0.1
5,943	Luzhou Laojiao Co. Ltd. - Class A	68,083	0.0
255,000 (1)(2)	Meituan - Class B	2,250,970	0.4
17,200	Midea Group Co. Ltd. - Class A	191,759	0.0
16,100	Midea Group Co. Ltd. - Class H	170,126	0.0
25,800	MINISO Group Holding Ltd.	77,826	0.0
241,600 (1)	MMG Ltd.	216,699	0.1
4,218	Montage Technology Co. Ltd. - Class A	194,835	0.0
22,400	Muyuan Foods Co. Ltd. - Class A	115,605	0.0
39,600	NARI Technology Co. Ltd. - Class A	133,685	0.0
2,670	NAURA Technology Group Co. Ltd. - Class A	350,175	0.1
89,100	NetEase, Inc.	2,288,246	0.4
12,200	New China Life Insurance Co. Ltd. - Class A	107,608	0.0
43,100	New China Life Insurance Co. Ltd. - Class H	254,013	0.1
66,200	New Oriental Education & Technology Group, Inc.	304,105	0.1
3,800	Ningbo Deye Technology Co. Ltd. - Class A	59,613	0.0
7,145	Ningbo Tuopu Group Co. Ltd. - Class A	59,988	0.0
29,100	Ningxia Baofeng Energy Group Co. Ltd. - Class A	87,121	0.0
90,420 (1)	NIO, Inc. - Class A	460,078	0.1
89,800 (2)	Nongfu Spring Co. Ltd. - Class H	455,783	0.1
55,600	Orient Securities Co. Ltd./ China - Class A	77,554	0.0
28,777 (1)	PDD Holdings, Inc., ADR	2,195,110	0.4
482,000	People's Insurance Co. Group of China Ltd. - Class H	289,311	0.1
100,100	PetroChina Co. Ltd. - Class A	127,510	0.0
1,044,000	PetroChina Co. Ltd. - Class H	1,126,749	0.2
350,000	PICC Property & Casualty Co. Ltd. - Class H	642,257	0.1
92,300	Ping An Bank Co. Ltd. - Class A	136,814	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
41,500	Ping An Insurance Group Co. of China Ltd. - Class A	$292,825	0.1
321,000	Ping An Insurance Group Co. of China Ltd. - Class H	2,098,949	0.3
902	Piotech, Inc. - Class A	110,600	0.0
10,500 (1)	Pony AI, Inc. - Class A	74,146	0.0
25,600 (2)(3)	Pop Mart International Group Ltd.	506,971	0.1
513,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	299,552	0.1
90,300	Power Construction Corp. of China Ltd. - Class A	62,691	0.0
25,000 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	111,929	0.0
5,100	Range Intelligent Computing Technology Group Co. Ltd. - Class A	63,203	0.0
10,000 (1)(2)	Remegen Co. Ltd. - Class H	95,294	0.0
600	RoboTechnik Intelligent Technology Co. Ltd. - Class A	55,338	0.0
47,100	Rongsheng Petrochemical Co. Ltd. - Class A	74,620	0.0
37,000	SAIC Motor Corp. Ltd. - Class A	53,306	0.0
29,800 (1)	Sanan Optoelectronics Co. Ltd. - Class A	93,590	0.0
37,300	Sany Heavy Industry Co. Ltd. - Class A	95,329	0.0
43,700	SDIC Power Holdings Co. Ltd. - Class A	85,720	0.0
1,484,000 (1)(2)	SenseTime Group, Inc. - Class B	255,450	0.1
5,700	Seres Group Co. Ltd. - Class A	51,620	0.0
22,100	SF Holding Co. Ltd. - Class A	101,971	0.0
38,600	Shaanxi Coal Industry Co. Ltd. - Class A	115,725	0.0
20,200	Shandong Gold Mining Co. Ltd. - Class A	69,635	0.0
42,250 (2)	Shandong Gold Mining Co. Ltd. - Class H	90,951	0.0
56,700 (1)	Shanghai Electric Group Co. Ltd. - Class A	58,676	0.0
12,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	39,835	0.0
119,700	Shanghai Pudong Development Bank Co. Ltd. - Class A	152,014	0.0
3,954	Shanghai United Imaging Healthcare Co. Ltd. - Class A	59,168	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,700	Shannon Semiconductor Technology Co. Ltd. - Class A	$76,588	0.0
4,700	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	75,888	0.0
1,880	Sharetronic Data Technology Co. Ltd. - Class A	95,146	0.0
2,134	Shengyi Electronics Co. Ltd. - Class A	41,972	0.0
8,600	Shengyi Technology Co. Ltd. - Class A	221,900	0.1
2,500	Shennan Circuits Co. Ltd. - Class A	170,070	0.0
143,300	Shenwan Hongyuan Group Co. Ltd. - Class A	93,127	0.0
4,940	Shenzhen Envicool Technology Co. Ltd. - Class A	58,327	0.0
7,200	Shenzhen Inovance Technology Co. Ltd. - Class A	70,604	0.0
1,400	Shenzhen Longsys Electronics Co. Ltd. - Class A	147,416	0.0
5,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	104,310	0.0
3,700	Shenzhen Sunway Communication Co. Ltd. - Class A	65,528	0.0
700	Shenzhen Techwinsemi Technology Co. Ltd. - Class A	99,065	0.0
42,500	Shenzhou International Group Holdings Ltd.	214,414	0.1
2,700 (1)	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. - Class H	150,649	0.0
518,000	Sino Biopharmaceutical Ltd.	292,716	0.1
7,400	Sinoma Science & Technology Co. Ltd. - Class A	98,838	0.0
67,200	Sinopharm Group Co. Ltd. - Class H	136,726	0.0
37,500	Sinotruk Hong Kong Ltd.	185,325	0.0
1,200 (1)	Skyverse Technology Co. Ltd. - Class A	76,424	0.0
101,000 (2)	Smoore International Holdings Ltd.	90,659	0.0
6,900	Sungrow Power Supply Co. Ltd. - Class A	161,892	0.0
34,500	Sunny Optical Technology Group Co. Ltd.	270,157	0.1
6,100 (1)	Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	238,772	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,300	Suzhou Maxwell Technologies Co. Ltd. - Class A	$54,525	0.0
3,640	Suzhou TFC Optical Communication Co. Ltd. - Class A	165,721	0.0
17,786 (1)	TAL Education Group, ADR	170,212	0.0
26,030	TBEA Co. Ltd. - Class A	86,813	0.0
118,140	TCL Technology Group Corp. - Class A	101,815	0.0
311,500	Tencent Holdings Ltd.	17,189,367	2.7
29,670	Tencent Music Entertainment Group, ADR	247,745	0.1
8,000 (1)	Tianqi Lithium Corp. - Class A	72,616	0.0
106,000	Tingyi Cayman Islands Holding Corp.	132,172	0.0
69,600	Tongcheng Travel Holdings Ltd.	106,514	0.0
25,400 (1)	Tongwei Co. Ltd. - Class A	45,517	0.0
29,750 (1)	Trip.com Group Ltd.	1,182,866	0.2
34,000	Tsingtao Brewery Co. Ltd. - Class H	187,125	0.0
11,450 (1)	UBTech Robotics Corp. Ltd. - Class H	151,220	0.0
19,100	Unisplendour Corp. Ltd. - Class A	81,747	0.0
1,900 (1)	Verisilicon Microelectronics Shanghai Co. Ltd. - Class A	105,337	0.0
3,000	Victory Giant Technology Huizhou Co. Ltd. - Class A	154,779	0.0
14,880	Vipshop Holdings Ltd., ADR	197,309	0.0
14,300	Wanhua Chemical Group Co. Ltd. - Class A	144,596	0.0
220,000	Want Want China Holdings Ltd.	95,093	0.0
42,000	Weichai Power Co. Ltd. - Class A	170,298	0.0
84,000	Weichai Power Co. Ltd. - Class H	368,473	0.1
36,700	Wens Foodstuffs Group Co. Ltd. - Class A	66,750	0.0
6,100	Will Semiconductor Co. Ltd. Shanghai - Class A	85,697	0.0
14,700	Wuliangye Yibin Co. Ltd. - Class A	160,549	0.0
7,200	WUS Printed Circuit Kunshan Co. Ltd. - Class A	163,638	0.0
11,500	WuXi AppTec Co. Ltd. - Class A	211,614	0.1
17,200 (2)	WuXi AppTec Co. Ltd. - Class H	338,591	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
180,000 (1)(2)	Wuxi Biologics Cayman, Inc.	$800,560	0.1
20,000 (1)	WuXi XDC Cayman, Inc.	146,364	0.0
53,900	XCMG Construction Machinery Co. Ltd. - Class A	64,540	0.0
870,400 (1)(2)	Xiaomi Corp. - Class B	2,417,546	0.4
278,000	Xinyi Solar Holdings Ltd.	73,280	0.0
64,300 (1)(3)	XPeng, Inc. - Class A	424,247	0.1
90,000 (1)(3)	XtalPi Holdings Ltd.	88,395	0.0
64,000 (2)	Yadea Group Holdings Ltd.	72,797	0.0
21,500 (2)	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H	717,270	0.1
197,200 (3)	Yankuang Energy Group Co. Ltd. - Class H	277,836	0.1
3,000	Yantai Jereh Oilfield Services Group Co. Ltd. - Class A	67,899	0.0
446	Yuanjie Semiconductor Technology Co. Ltd. - Class A	126,284	0.0
16,993	Yum China Holdings, Inc.	694,474	0.1
11,300	Yunnan Baiyao Group Co. Ltd. - Class A	78,935	0.0
3,400	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	54,758	0.0
90,000	Zhaojin Mining Industry Co. Ltd. - Class H	190,336	0.0
30,500	Zhejiang Century Huatong Group Co. Ltd. - Class A	63,658	0.0
8,200	Zhejiang Huayou Cobalt Co. Ltd. - Class A	58,693	0.0
14,600	Zhejiang Juhua Co. Ltd. - Class A	114,535	0.0
27,400 (1)(2)(3)	Zhejiang Leapmotor Technology Co. Ltd. - Class H	120,928	0.0
19,000	Zhejiang NHU Co. Ltd. - Class A	79,710	0.0
3,520	Zhongji Innolight Co. Ltd. - Class A	670,249	0.1
21,700	Zhongjin Gold Corp. Ltd. - Class A	58,616	0.0
26,400	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	135,281	0.0
75,400	Zijin Mining Group Co. Ltd. - Class A	283,161	0.1
298,000	Zijin Mining Group Co. Ltd. - Class H	1,053,727	0.2
21,500 (1)	ZTE Corp. - Class A	115,384	0.0
33,200 (3)	ZTE Corp. - Class H	97,460	0.0
19,700 (3)	ZTO Express Cayman, Inc.	435,941	0.1
		117,899,414	18.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Colombia: 0.0%
22,954	Interconexion Electrica SA ESP	$198,098	0.0

	Czechia: 0.1%
6,048	CEZ AS	353,705	0.1
3,685	Komercni Banka AS	168,982	0.0
13,825 (2)	Moneta Money Bank AS	121,183	0.0
		643,870	0.1

	Egypt: 0.1%
128,041	Commercial International Bank Egypt SAE	332,733	0.1
38,094	Talaat Moustafa Group	73,458	0.0
		406,191	0.1

	Greece: 0.5%
84,913	Alpha Bank SA	384,346	0.1
131,651	Eurobank SA	627,890	0.1
1,011	GEK Terna Holding Real Estate Construction SA	50,897	0.0
8,013	Hellenic Telecommunications Organization SA	177,935	0.0
5,875	Jumbo SA	150,739	0.0
43,515	National Bank of Greece SA	751,786	0.1
8,312	OPAP SA	132,419	0.0
57,859	Piraeus Bank SA	602,244	0.1
9,362	Public Power Corp. SA	246,297	0.1
		3,124,553	0.5

	Hong Kong: 0.1%
50,500	Kingboard Laminates Holdings Ltd.	646,604	0.1
6,000 (3)	Orient Overseas International Ltd.	93,514	0.0
16,500	Zijin Gold International Co. Ltd.	188,560	0.0
		928,678	0.1

	Hungary: 0.3%
18,566	MOL Hungarian Oil & Gas PLC	220,632	0.0
11,015	OTP Bank Nyrt	1,626,982	0.3
6,593	Richter Gedeon Nyrt	255,572	0.0
		2,103,186	0.3

	India: 10.9%
2,477	ABB India Ltd.	184,415	0.0
8,169	Adani Enterprises Ltd.	262,525	0.1
26,347	Adani Ports & Special Economic Zone Ltd.	504,701	0.1
151,203 (1)	Adani Power Ltd.	357,830	0.1
30,754 (1)	Aditya Birla Capital Ltd.	127,575	0.0
2,241	Alkem Laboratories Ltd.	131,893	0.0
34,432	Ambuja Cements Ltd.	153,697	0.0
9,863	APL Apollo Tubes Ltd.	186,629	0.0
4,967	Apollo Hospitals Enterprise Ltd.	455,911	0.1
143,584	Ashok Leyland Ltd.	239,936	0.0
19,548	Asian Paints Ltd.	544,668	0.1
5,337	Astral Ltd.	75,388	0.0
27,068 (2)	AU Small Finance Bank Ltd.	297,033	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
13,770	Aurobindo Pharma Ltd.	$229,954	0.0
7,433 (1)(2)	Avenue Supermarts Ltd.	344,153	0.1
116,487	Axis Bank Ltd.	1,657,862	0.3
3,335	Bajaj Auto Ltd.	343,031	0.1
19,049	Bajaj Finserv Ltd.	358,686	0.1
1,357	Bajaj Holdings & Investment Ltd.	152,219	0.0
3,876	Balkrishna Industries Ltd.	89,469	0.0
53,619	Bank of Baroda	154,512	0.0
175,937	Bharat Electronics Ltd.	766,794	0.1
12,603	Bharat Forge Ltd.	285,899	0.1
63,430	Bharat Heavy Electricals Ltd.	278,164	0.1
78,716	Bharat Petroleum Corp. Ltd.	253,225	0.0
133,105	Bharti Airtel Ltd.	2,607,427	0.4
360	Bosch Ltd.	152,011	0.0
5,254	Britannia Industries Ltd.	286,029	0.1
10,223 (1)	BSE Ltd.	418,561	0.1
96,301	Canara Bank	127,910	0.0
33,664	CG Power & Industrial Solutions Ltd.	339,542	0.1
21,991	Cholamandalam Investment and Finance Co. Ltd.	416,633	0.1
25,572	Cipla Ltd./India	396,351	0.1
77,685	Coal India Ltd.	360,838	0.1
125,680	Coforge Ltd.	1,336,680	0.2
5,721	Colgate-Palmolive India Ltd.	120,855	0.0
6,117	Coromandel International Ltd.	129,688	0.0
6,705	Cummins India Ltd.	401,678	0.1
21,237	Dabur India Ltd.	94,813	0.0
5,835	Divi's Laboratories Ltd.	405,960	0.1
1,876	Dixon Technologies India Ltd.	236,653	0.0
32,902	DLF Ltd.	215,949	0.0
25,526	Dr Reddy's Laboratories Ltd.	367,779	0.1
6,950	Eicher Motors Ltd.	520,440	0.1
56,721	Federal Bank Ltd.	198,037	0.0
25,359	Fortis Healthcare Ltd.	256,593	0.1
58,262 (1)	FSN E-Commerce Ventures Ltd.	191,408	0.0
116,328	GAIL India Ltd.	213,552	0.0
6,699	GE Vernova T&D India Ltd.	351,397	0.1
142,064 (1)	GMR Airports Infrastructure Ltd.	168,493	0.0
19,030	Godrej Consumer Products Ltd.	203,324	0.0
7,612 (1)	Godrej Properties Ltd.	150,493	0.0
13,792	Grasim Industries Ltd.	452,125	0.1
11,319	Havells India Ltd.	138,919	0.0
44,524	HCL Technologies Ltd.	505,726	0.1
10,073 (2)	HDFC Asset Management Co. Ltd.	282,795	0.1
574,550	HDFC Bank Ltd.	4,848,890	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
49,552 (2)	HDFC Life Insurance Co. Ltd.	$301,871	0.1
6,101	Hero MotoCorp Ltd.	309,666	0.1
66,631	Hindalco Industries Ltd.	676,768	0.1
8,484	Hindustan Aeronautics Ltd.	393,259	0.1
48,849	Hindustan Petroleum Corp. Ltd.	204,343	0.0
34,875	Hindustan Unilever Ltd.	781,022	0.1
641	Hitachi Energy India Ltd.	237,139	0.0
267,268	ICICI Bank Ltd.	3,901,373	0.6
12,306 (2)	ICICI Lombard General Insurance Co. Ltd.	226,733	0.0
19,514 (2)	ICICI Prudential Life Insurance Co. Ltd.	100,679	0.0
208,141	IDFC First Bank Ltd.	175,050	0.0
3,871	Indian Bank	33,435	0.0
42,568	Indian Hotels Co. Ltd.	321,809	0.1
140,670	Indian Oil Corp. Ltd.	207,712	0.0
64,838 (1)	Indus Towers Ltd.	268,372	0.1
30,720	IndusInd Bank Ltd.	300,427	0.1
18,204	Info Edge India Ltd.	188,517	0.0
153,947	Infosys Ltd.	1,632,144	0.3
9,670 (2)	InterGlobe Aviation Ltd.	549,360	0.1
151,004	ITC Ltd.	457,981	0.1
15,891	Jindal Stainless Ltd.	116,440	0.0
19,146	Jindal Steel & Power Ltd.	214,724	0.0
21,150	JSW Energy Ltd.	130,488	0.0
31,720	JSW Steel Ltd.	411,417	0.1
276,165	Kotak Mahindra Bank Ltd.	1,145,656	0.2
35,363	L&T Finance Ltd.	116,333	0.0
34,336	Larsen & Toubro Ltd.	1,505,539	0.2
3,467 (2)	LTIMindtree Ltd.	129,908	0.0
11,514	Lupin Ltd.	294,290	0.1
14,611 (2)	Macrotech Developers Ltd.	147,774	0.0
43,884	Mahindra & Mahindra Ltd.	1,427,318	0.2
5,503	Mankind Pharma Ltd.	148,131	0.0
25,162	Marico Ltd.	222,520	0.0
5,895	Maruti Suzuki India Ltd.	881,333	0.1
35,321	Max Healthcare Institute Ltd.	421,814	0.1
6,600	Mphasis Ltd.	151,183	0.0
119	MRF Ltd.	160,877	0.0
5,172	Multi Commodity Exchange of India Ltd.	155,477	0.0
5,716	Muthoot Finance Ltd.	181,517	0.0
34,645	National Aluminium Co. Ltd.	124,825	0.0
27,884	Nestle India Ltd.	414,003	0.1
145,277	NHPC Ltd.	124,955	0.0
168,716	NMDC Ltd.	152,039	0.0
220,875	NTPC Ltd.	832,734	0.1
6,353	Oberoi Realty Ltd.	118,935	0.0
128,779	Oil & Natural Gas Corp. Ltd.	319,321	0.1
21,518	Oil India Ltd.	94,661	0.0
20,643 (1)	One 97 Communications Ltd.	249,477	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
1,189	Oracle Financial Services Software Ltd. - Class 1	$135,628	0.0
273	Page Industries Ltd.	119,414	0.0
17,915 (1)	PB Fintech Ltd.	308,661	0.1
5,357	Persistent Systems Ltd.	245,589	0.0
40,524	Petronet LNG Ltd.	120,356	0.0
9,905	Phoenix Mills Ltd.	204,272	0.0
3,781	PI Industries Ltd.	102,164	0.0
14,414	Pidilite Industries Ltd.	242,902	0.0
2,819	Polycab India Ltd.	297,278	0.1
66,441	Power Finance Corp. Ltd.	298,339	0.1
210,246	Power Grid Corp. of India Ltd.	635,924	0.1
9,468	Prestige Estates Projects Ltd.	156,835	0.0
121,631	Punjab National Bank	137,282	0.0
59,112	REC Ltd.	227,558	0.0
307,181	Reliance Industries Ltd.	4,207,955	0.7
149,698	Reliance Strategic Investments Ltd.	374,706	0.1
220,217	Samvardhana Motherson International Ltd.	345,295	0.1
12,533	SBI Cards & Payment Services Ltd.	78,644	0.0
22,716 (2)	SBI Life Insurance Co. Ltd.	423,997	0.1
430	Shree Cement Ltd.	114,811	0.0
72,644	Shriram Finance Ltd.	801,504	0.1
4,416	Siemens Energy India Ltd.	172,204	0.0
4,199 (1)	Siemens Ltd.	159,882	0.0
1,185	Solar Industries India Ltd.	234,379	0.0
7,136	SRF Ltd.	206,811	0.0
93,166	State Bank of India	1,012,171	0.2
45,270	Sun Pharmaceutical Industries Ltd.	891,241	0.1
3,362	Sundaram Finance Ltd.	160,252	0.0
3,185	Supreme Industries Ltd.	106,405	0.0
540,602 (1)	Suzlon Energy Ltd.	337,217	0.1
71,762 (1)	Swiggy Ltd.	181,725	0.0
6,117	Tata Communications Ltd.	127,458	0.0
40,590	Tata Consultancy Services Ltd.	872,421	0.1
27,551	Tata Consumer Products Ltd.	313,555	0.1
187,358	Tata Motors Ltd.	770,054	0.1
79,893	Tata Power Co. Ltd.	325,795	0.1
385,033	Tata Steel Ltd.	766,327	0.1
27,749	Tech Mahindra Ltd.	413,030	0.1
17,451	Titan Co. Ltd.	812,803	0.1
5,191	Torrent Pharmaceuticals Ltd.	253,407	0.1
9,602	Torrent Power Ltd.	143,585	0.0
13,551	Trent Ltd.	470,694	0.1
5,337	Tube Investments of India Ltd.	171,115	0.0
12,002	TVS Motor Co. Ltd.	439,462	0.1
5,210	UltraTech Cement Ltd.	620,280	0.1
82,457	Union Bank of India Ltd.	150,481	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
14,345	United Spirits Ltd.	$205,179	0.0
25,673	UPL Ltd.	155,192	0.0
63,646	Varun Beverages Ltd.	342,175	0.1
71,194 (1)	Vedanta Aluminium Metal Ltd.	337,292	0.1
71,194	Vedanta Ltd.	211,993	0.0
118,793 (1)	Vishal Mega Mart Ltd.	148,272	0.0
1,360,047 (1)	Vodafone Idea Ltd.	208,047	0.0
11,400	Voltas Ltd.	154,163	0.0
4,685	WAAREE Energies Ltd.	146,416	0.0
127,968	Wipro Ltd.	231,029	0.0
815,603 (1)	Yes Bank Ltd.	208,562	0.0
122,995 (1)	Zomato Ltd.	344,725	0.1
9,637	Zydus Lifesciences Ltd.	113,331	0.0
		69,493,311	10.9

	Indonesia: 0.4%
814,100	Astra International Tbk PT	205,802	0.0
2,458,300	Bank Central Asia Tbk PT	766,020	0.1
1,854,600	Bank Mandiri Persero Tbk PT	400,013	0.1
637,200	Bank Negara Indonesia Persero Tbk PT	113,098	0.0
3,003,100	Bank Rakyat Indonesia Persero Tbk PT	459,816	0.1
1,011,249 (1)	Barito Pacific Tbk PT	73,470	0.0
3,051,800 (1)	Bumi Resources Minerals Tbk PT	81,779	0.0
297,300	Charoen Pokphand Indonesia Tbk PT	56,534	0.0
48,521,100 (1)	GoTo Gojek Tokopedia Tbk PT	135,685	0.0
2,255,100	Telkom Indonesia Persero Tbk PT	299,548	0.1
61,800	United Tractors Tbk PT	79,497	0.0
		2,671,262	0.4

	Kuwait: 0.5%
90,835	Boubyan Bank KSCP	186,042	0.0
119,061	Gulf Bank KSCP	135,565	0.0
554,257	Kuwait Finance House KSCP	1,372,858	0.2
39,578	Mabanee Co. KPSC	118,095	0.0
97,456	Mobile Telecommunications Co. KSCP	191,815	0.1
436,897	National Bank of Kuwait SAKP	1,137,840	0.2
142,550	Warba Bank KSCP	128,548	0.0
		3,270,763	0.5
	Luxembourg: 0.0%
6,951	Reinet Investments SCA	192,413	0.0

	Malaysia: 0.9%
136,800	AMMB Holdings Bhd	213,974	0.1
155,800	CelcomDIGI Bhd	102,122	0.0
398,700	CIMB Group Holdings Bhd	725,852	0.1
244,900	Gamuda Bhd	263,116	0.1
34,300	Hong Leong Bank Bhd	180,254	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
81,700	IHH Healthcare Bhd	$168,573	0.0
107,300	IOI Corp. Bhd	111,277	0.0
22,800	Kuala Lumpur Kepong Bhd	118,426	0.0
288,200	Malayan Banking Bhd	762,974	0.1
118,000	Maxis Bhd	97,910	0.0
63,000	MISC Bhd	120,515	0.0
126,500	Petronas Chemicals Group Bhd	125,161	0.0
39,200	Petronas Gas Bhd	168,048	0.0
193,500	Press Metal Aluminium Holdings Bhd	365,230	0.1
739,900	Public Bank Bhd	872,243	0.2
90,900	RHB Bank Bhd	184,792	0.1
101,300	Sime Darby Plantation Bhd	148,565	0.0
134,600	Sunway Bhd	170,318	0.0
64,300	Telekom Malaysia Bhd	117,533	0.0
129,600	Tenaga Nasional Bhd	455,040	0.1
159,320	YTL Power International Bhd	163,810	0.0
		5,635,733	0.9

	Mexico: 1.7%
182,878	Alfa SAB de CV - Class A	167,845	0.0
764,707	America Movil SAB de CV	993,955	0.2
25,016 (3)	Arca Continental SAB de CV	299,148	0.1
776,494	Cemex SAB de CV	932,459	0.2
25,008	Coca-Cola Femsa SAB de CV	265,803	0.0
138,240 (3)	Fibra Uno Administracion SA de CV	237,547	0.0
84,320	Fomento Economico Mexicano SAB de CV	1,077,657	0.2
6,718 (3)	Gruma SAB de CV - Class B	108,352	0.0
14,010	Grupo Aeroportuario del Centro Norte SAB de CV	198,019	0.0
19,704 (3)	Grupo Aeroportuario del Pacifico SAB de CV - Class B	497,910	0.1
8,904	Grupo Aeroportuario del Sureste SAB de CV - Class B	272,973	0.1
64,871	Grupo Bimbo SAB de CV	211,816	0.0
28,141	Grupo Carso SAB de CV	210,017	0.0
121,569	Grupo Financiero Banorte SAB de CV - Class O	1,287,467	0.2
77,912	Grupo Financiero Inbursa SAB de CV - Class O	185,697	0.0
149,638	Grupo Mexico SAB de CV	1,691,006	0.3
9,752	Industrias Penoles SAB de CV	425,653	0.1
68,449	Kimberly-Clark de Mexico SAB de CV - Class A	151,165	0.0
55,324	Prologis Property Mexico SA de CV	238,854	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
9,010	Promotora y Operadora de Infraestructura SAB de CV	$143,114	0.0
4,768	Southern Copper Corp.	830,872	0.1
259,179	Wal-Mart de Mexico SAB de CV	759,715	0.1
		11,187,044	1.7

	Peru: 0.3%
8,872	Cia de Minas Buenaventura SAA, ADR	259,861	0.1
3,454	Credicorp Ltd.	1,345,609	0.2
		1,605,470	0.3

	Philippines: 0.3%
11,510	Ayala Corp.	78,627	0.0
289,300	Ayala Land, Inc.	69,897	0.0
88,375	Bank of the Philippine Islands	138,626	0.1
116,206	BDO Unibank, Inc.	225,601	0.1
48,910	International Container Terminal Services, Inc.	711,699	0.1
9,680	Manila Electric Co.	89,907	0.0
95,660	Metropolitan Bank & Trust Co.	101,581	0.0
3,505	PLDT, Inc.	64,497	0.0
9,490	SM Investments Corp.	91,484	0.0
468,300	SM Prime Holdings, Inc.	138,273	0.0
		1,710,192	0.3

	Poland: 1.0%
41,103 (1)(2)	Allegro.eu SA	413,696	0.1
2,832 (3)	Asseco Poland SA	126,090	0.0
32,094 (1)	Bank Millennium SA	166,862	0.0
8,883	Bank Polska Kasa Opieki SA	541,205	0.1
654	Budimex SA	128,413	0.0
3,404	CD Projekt SA	203,240	0.0
24,190 (1)(2)	Dino Polska SA	182,757	0.0
7,333	KGHM Polska Miedz SA	648,058	0.1
54	L.P. SA	262,725	0.1
664 (1)	mBank SA	240,950	0.0
46,667 (1)	PGE Polska Grupa Energetyczna SA	117,332	0.0
29,213	Polski Koncern Naftowy ORLEN SA	982,244	0.2
44,052	Powszechna Kasa Oszczednosci Bank Polski SA	1,209,539	0.2
26,508	Powszechny Zaklad Ubezpieczen SA	463,215	0.1
2,049	Santander Bank Polska SA	351,474	0.1
20,122 (1)	Zabka Group SA	145,725	0.0
		6,183,525	1.0

	Qatar: 0.5%
165,943	Commercial Bank PSQC	184,551	0.1
77,468	Industries Qatar QSC	234,042	0.1
319,667	Masraf Al Rayan QSC	180,364	0.0
311,140	Mesaieed Petrochemical Holding Co.	99,292	0.0
45,861	Ooredoo QPSC	166,893	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Qatar (continued)
33,563	Qatar Fuel QSC	$130,096	0.0
150,776	Qatar Gas Transport Co. Ltd.	178,266	0.0
55,221	Qatar International Islamic Bank QSC	168,540	0.0
88,781	Qatar Islamic Bank SAQ	533,693	0.1
226,440	Qatar National Bank QPSC	1,073,966	0.2
		2,949,703	0.5

	Romania: 0.0%
29,115	NEPI Rockcastle NV	260,592	0.0

	Saudi Arabia: 2.3%
11,868 (1)(3)	ACWA Power Co.	613,080	0.1
18,303	Ades Holding Co.	90,706	0.0
148,564	Al Rajhi Bank	2,606,115	0.4
77,376	Alinma Bank	503,463	0.1
22,631	Almarai Co. JSC	273,951	0.1
46,294	Arab National Bank	255,582	0.0
39,917	Bank AlBilad	259,206	0.1
38,446	Bank Al-Jazira	118,834	0.0
63,904	Banque Saudi Fransi	330,065	0.1
4,211 (3)	Bupa Arabia for Cooperative Insurance Co.	196,131	0.0
4,070	Co. for Cooperative Insurance	159,439	0.0
28,554 (1)(3)	Dar Al Arkan Real Estate Development Co.	136,873	0.0
4,161 (3)	Dr Sulaiman Al Habib Medical Services Group Co.	234,784	0.0
1,262	Elm Co.	230,859	0.0
20,017	Etihad Etisalat Co.	322,056	0.1
28,099 (1)(3)	Jabal Omar Development Co.	113,126	0.0
29,964	Jarir Marketing Co.	133,657	0.0
5,420	Makkah Construction & Development Co.	119,661	0.0
5,006	Mouwasat Medical Services Co.	84,953	0.0
98,996	Riyad Bank	524,765	0.1
12,259	SABIC Agri-Nutrients Co.	403,847	0.1
59,966 (1)	Saudi Arabian Mining Co.	948,323	0.2
300,719 (2)	Saudi Arabian Oil Co.	2,089,598	0.3
51,437	Saudi Awwal Bank	443,081	0.1
46,175	Saudi Basic Industries Corp.	633,411	0.1
37,844	Saudi Electricity Co.	179,289	0.0
31,956	Saudi Investment Bank	114,160	0.0
148,824	Saudi National Bank	1,532,040	0.2
2,878 (3)	Saudi Tadawul Group Holding Co.	101,341	0.0
100,417	Saudi Telecom Co.	1,155,656	0.2
16,094 (3)	Yanbu National Petrochemical Co.	125,946	0.0
		15,033,998	2.3

	South Africa: 2.5%
43,534	Absa Group Ltd.	606,538	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
13,557	Anglo American Platinum Ltd.	$911,125	0.1
16,612	Bid Corp. Ltd.	452,925	0.1
16,041	Bidvest Group Ltd.	234,514	0.0
4,397	Capitec Bank Holdings Ltd.	1,276,514	0.2
11,745	Clicks Group Ltd.	163,104	0.0
27,178	Discovery Ltd.	438,858	0.1
255,013	FirstRand Ltd.	1,515,771	0.2
45,417	Gold Fields Ltd.	1,524,440	0.2
29,307	Harmony Gold Mining Co. Ltd.	448,424	0.1
46,603	Impala Platinum Holdings Ltd.	489,601	0.1
88,626	MTN Group Ltd.	1,234,314	0.2
38,670	Naspers Ltd. - Class N	1,941,768	0.3
22,114	Nedbank Group Ltd.	364,449	0.1
18,969	Northam Platinum Holdings Ltd.	274,025	0.0
41,434	OUTsurance Group Ltd.	198,771	0.0
176,878 (2)	Pepkor Holdings Ltd.	239,137	0.0
24,994	Remgro Ltd.	300,599	0.1
91,021	Sanlam Ltd.	490,280	0.1
29,715 (1)	Sasol Ltd.	293,530	0.1
23,089	Shoprite Holdings Ltd.	416,123	0.1
146,732	Sibanye Stillwater Ltd.	311,764	0.1
66,489	Standard Bank Group Ltd.	1,312,504	0.2
31,134	Vodacom Group Ltd.	288,474	0.0
		15,727,552	2.5

	South Korea: 22.8%
2,040	Alteogen, Inc.	477,520	0.1
1,434	Amorepacific Corp.	98,591	0.0
1,244	APR Corp./Korea	312,129	0.1
7,666	Celltrion, Inc.	863,457	0.1
2,185	DB Insurance Co. Ltd.	190,383	0.0
374	Doosan Co. Ltd.	366,431	0.1
22,766 (1)	Doosan Enerbility Co. Ltd.	1,297,059	0.2
2,563	Ecopro BM Co. Ltd.	238,849	0.0
5,214	Ecopro Co. Ltd.	363,945	0.1
13,659	Hana Financial Group, Inc.	1,020,245	0.2
3,420	Hankook Tire & Technology Co. Ltd.	137,961	0.0
2,085	Hanmi Semiconductor Co. Ltd.	353,414	0.1
1,695	Hanwha Aerospace Co. Ltd.	1,096,972	0.2
6,586 (1)	Hanwha Ocean Co. Ltd.	432,404	0.1
3,866	Hanwha Systems Co. Ltd.	183,748	0.0
2,118	HD Hyundai Co. Ltd.	275,832	0.0
1,198	HD Hyundai Electric Co. Ltd.	768,494	0.1
1,591	HD Hyundai Heavy Industries Co. Ltd.	613,448	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
2,139	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	$488,158	0.1
6,031 (1)	HLB, Inc.	202,969	0.0
10,408	HMM Co. Ltd.	125,829	0.0
1,221	HYBE Co. Ltd.	152,883	0.0
263	Hyosung Heavy Industries Corp.	597,692	0.1
3,752	Hyundai Engineering & Construction Co. Ltd.	281,075	0.0
1,903	Hyundai Glovis Co. Ltd.	228,115	0.0
2,984	Hyundai Mobis Co. Ltd.	982,728	0.2
6,788	Hyundai Motor Co.	2,212,645	0.3
3,593	Hyundai Rotem Co. Ltd.	404,916	0.1
10,125	Industrial Bank of Korea	130,848	0.0
15,680	Kakao Corp.	353,576	0.1
8,521	KakaoBank Corp.	115,919	0.0
17,844	KB Financial Group, Inc.	1,846,270	0.3
11,826	Kia Corp.	1,068,097	0.2
3,631	Korea Aerospace Industries Ltd.	344,949	0.1
12,935	Korea Electric Power Corp.	311,672	0.1
2,143	Korea Investment Holdings Co. Ltd.	310,426	0.1
9,322	Korean Air Lines Co. Ltd.	167,076	0.0
1,456	Krafton, Inc.	223,264	0.0
4,691	KT&G Corp.	516,269	0.1
2,350	LG Chem Ltd.	430,778	0.1
4,294	LG Corp.	272,134	0.0
15,787 (1)	LG Display Co. Ltd.	118,950	0.0
5,358	LG Electronics, Inc.	714,311	0.1
2,381 (1)	LG Energy Solution Ltd.	563,309	0.1
645	LIG Nex1 Co. Ltd.	299,332	0.1
3,837	LS Electric Co. Ltd.	601,883	0.1
3,294 (1)	Meritz Financial Group, Inc.	226,255	0.0
10,033	Mirae Asset Securities Co. Ltd.	281,656	0.0
7,119	NAVER Corp.	923,716	0.1
7,019	NH Investment & Securities Co. Ltd.	134,948	0.0
1,732	POSCO Future M Co. Ltd.	198,962	0.0
3,625	POSCO Holdings, Inc.	748,918	0.1
2,247	Posco International Corp.	71,284	0.0
562 (1)(2)	Samsung Biologics Co. Ltd.	508,076	0.1
4,114	Samsung C&T Corp.	1,273,796	0.2
2,839	Samsung Electro-Mechanics Co. Ltd.	4,111,552	0.6
236,502	Samsung Electronics Co. Ltd.	52,479,142	8.2
327 (1)	Samsung Episholdings Co. Ltd.	91,494	0.0
1,463	Samsung Fire & Marine Insurance Co. Ltd.	590,366	0.1
33,442 (1)	Samsung Heavy Industries Co. Ltd.	508,622	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
4,064	Samsung Life Insurance Co. Ltd.	$1,070,144	0.2
3,078 (1)	Samsung SDI Co. Ltd.	981,053	0.2
1,962	Samsung SDS Co. Ltd.	246,457	0.0
209	Samyang Foods Co. Ltd.	152,140	0.0
20,899	Shinhan Financial Group Co. Ltd.	1,310,360	0.2
27,936	SK Hynix, Inc.	49,295,378	7.7
3,275 (1)	SK Innovation Co. Ltd.	201,986	0.0
4,676	SK Square Co. Ltd.	5,287,904	0.8
5,388	SK Telecom Co. Ltd.	307,089	0.1
1,846	SK, Inc.	1,012,278	0.2
2,196	S-Oil Corp.	150,734	0.0
32,259	Woori Financial Group, Inc.	609,257	0.1
2,805	Yuhan Corp.	127,743	0.0
		146,058,265	22.8

	Taiwan: 27.4%
26,000	Accton Technology Corp.	2,073,816	0.3
24,595	Advantech Co. Ltd.	383,706	0.1
4,000	Alchip Technologies Ltd.	535,721	0.1
170,000	ASE Technology Holding Co. Ltd.	3,793,815	0.6
16,000	Asia Vital Components Co. Ltd.	1,294,244	0.2
1,000	ASPEED Technology, Inc.	527,658	0.1
34,000	Asustek Computer, Inc.	754,549	0.1
9,000	Bizlink Holding, Inc.	551,522	0.1
49,000 (1)	Caliway Biopharmaceuticals Co. Ltd.	155,259	0.0
477,000	Cathay Financial Holding Co. Ltd.	1,479,269	0.2
74,742	Chailease Holding Co. Ltd.	276,426	0.0
331,187	Chang Hwa Commercial Bank Ltd.	250,445	0.0
767,280	China Development Financial Holding Corp.	697,132	0.1
603,000	China Steel Corp.	357,463	0.1
18,000	Chroma ATE, Inc.	1,250,882	0.2
186,000	Chunghwa Telecom Co. Ltd.	825,593	0.1
843,000	CTBC Financial Holding Co. Ltd.	1,889,593	0.3
99,000	Delta Electronics, Inc.	6,217,575	1.0
41,000	E Ink Holdings, Inc.	279,989	0.0
702,182	E.Sun Financial Holding Co. Ltd.	761,989	0.1
15,000	Elite Material Co. Ltd.	2,593,208	0.4
3,000	eMemory Technology, Inc.	282,573	0.0
132,000	Eva Airways Corp.	187,190	0.0
52,000	Evergreen Marine Corp. Taiwan Ltd.	301,901	0.1
88,000	Far EasTone Telecommunications Co. Ltd.	290,219	0.1
545,988	First Financial Holding Co. Ltd.	563,113	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
176,000	Formosa Chemicals & Fibre Corp.	$302,965	0.1
198,000	Formosa Plastics Corp.	339,627	0.1
7,350	Fortune Electric Co. Ltd.	181,456	0.0
420,285	Fubon Financial Holding Co. Ltd.	1,716,931	0.3
28,000	Gigabyte Technology Co. Ltd.	305,928	0.1
4,000	Global Unichip Corp.	620,285	0.1
14,000	Globalwafers Co. Ltd.	451,862	0.1
17,000	Gold Circuit Electronics Ltd.	652,861	0.1
618,000	Hon Hai Precision Industry Co. Ltd.	4,931,449	0.8
4,000	Hon Precision, Inc.	821,813	0.1
13,420	Hotai Motor Co. Ltd.	197,261	0.0
454,367	Hua Nan Financial Holdings Co. Ltd.	544,949	0.1
379,544	Innolux Corp.	840,004	0.1
11,000	International Games System Co. Ltd.	273,978	0.0
133,000	Inventec Corp.	281,966	0.0
4,000	Jentech Precision Industrial Co. Ltd.	439,321	0.1
3,000	King Slide Works Co. Ltd.	702,989	0.1
58,000	King Yuan Electronics Co. Ltd.	627,693	0.1
5,000	Largan Precision Co. Ltd.	677,326	0.1
101,000	Lite-On Technology Corp.	714,804	0.1
4,000	Lotes Co. Ltd.	269,782	0.0
73,000	MediaTek, Inc.	9,947,325	1.6
563,756	Mega Financial Holding Co. Ltd.	819,377	0.1
4,000	MPI Corp.	782,287	0.1
244,000	Nan Ya Plastics Corp.	1,298,820	0.2
30,000	Novatek Microelectronics Corp.	507,353	0.1
105,000	Pegatron Corp.	277,774	0.0
14,426	PharmaEssentia Corp.	609,275	0.1
24,000	President Chain Store Corp.	168,318	0.0
137,000	Quanta Computer, Inc.	1,597,215	0.3
26,000	Realtek Semiconductor Corp.	663,637	0.1
179,000	Shanghai Commercial & Savings Bank Ltd.	240,810	0.0
598,016	SinoPac Financial Holdings Co. Ltd.	754,212	0.1
1,068,245	Taishin Financial Holding Co. Ltd.	1,121,546	0.2
321,968	Taiwan Business Bank	180,074	0.0
321,000	Taiwan Cement Corp.	243,476	0.0
511,942	Taiwan Cooperative Financial Holding Co. Ltd.	400,586	0.1
84,000	Taiwan Mobile Co. Ltd.	307,204	0.1
1,246,000	Taiwan Semiconductor Manufacturing Co. Ltd.	98,297,290	15.3
67,556	Unimicron Technology Corp.	2,327,165	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
235,000	Uni-President Enterprises Corp.	$551,038	0.1
575,000	United Microelectronics Corp.	3,084,186	0.5
62,477	Vanguard International Semiconductor Corp.	431,388	0.1
32,000	Wan Hai Lines Ltd.	79,721	0.0
155,000	Wistron Corp.	781,883	0.1
5,000	Wiwynn Corp.	738,598	0.1
78,908	Yageo Corp.	2,878,491	0.5
84,000	Yang Ming Marine Transport Corp.	137,337	0.0
540,838	Yuanta Financial Holding Co. Ltd.	1,124,860	0.2
38,000	Zhen Ding Technology Holding Ltd.	765,424	0.1
		175,586,770	27.4

	Thailand: 1.0%
48,900	Advanced Info Service PCL	541,725	0.1
202,600	Airports of Thailand PCL	394,567	0.1
530,600	Bangkok Dusit Medical Services PCL - Class F	309,068	0.1
30,200	Bumrungrad Hospital PCL	171,773	0.0
105,700	Central Pattana PCL	214,183	0.0
163,900	Charoen Pokphand Foods PCL	96,853	0.0
263,900	CP ALL PCL - Foreign	373,229	0.1
158,956	Delta Electronics Thailand PCL	1,584,910	0.3
196,311	Gulf Development PCL	364,730	0.1
30,400	Kasikornbank PCL	199,916	0.0
184,500	Krung Thai Bank PCL	211,780	0.0
143,300	Minor International PCL	107,130	0.0
61,000	PTT Exploration & Production PCL	245,156	0.0
501,300	PTT PCL - Foreign	536,283	0.1
42,000	SCB X PCL - Foreign	187,620	0.0
40,800	Siam Cement PCL - Foreign	300,984	0.1
1,198,700	TMBThanachart Bank PCL	89,000	0.0
540,600	True Corp. PCL	210,453	0.0
		6,139,360	1.0

	Turkey: 0.4%
160,236	Akbank TAS	265,241	0.1
58,710	Aselsan Elektronik Sanayi Ve Ticaret AS	434,225	0.1
46,255	BIM Birlesik Magazalar AS	362,799	0.1
181,195	Eregli Demir ve Celik Fabrikalari TAS	157,700	0.0
60,046	Haci Omer Sabanci Holding AS	125,822	0.0
34,394	KOC Holding AS	143,194	0.0
26,772	Turk Hava Yollari AO	187,708	0.0
58,185	Turkcell Iletisim Hizmetleri AS	134,314	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Turkey (continued)
452,281	Turkiye Is Bankasi AS - Class C	$143,899	0.0
50,495	Turkiye Petrol Rafinerileri AS	245,406	0.1
175,733 (1)	Yapi ve Kredi Bankasi AS	151,708	0.0
		2,352,016	0.4

	United Arab Emirates: 1.1%
162,278	Abu Dhabi Commercial Bank PJSC	639,377	0.1
75,981	Abu Dhabi Islamic Bank PJSC	428,206	0.1
134,796	Abu Dhabi National Oil Co. for Distribution PJSC	143,927	0.0
130,699	ADNOC Drilling Co. PJSC	203,980	0.0
310,530	Adnoc Gas PLC	290,974	0.1
87,466	ADNOC Logistics & Services	143,434	0.0
127,812	Air Arabia PJSC	189,836	0.0
195,584	Aldar Properties PJSC	441,348	0.1
294,504	Dubai Electricity & Water Authority PJSC	223,001	0.0
149,162	Dubai Islamic Bank PJSC	302,658	0.1
42,471	Emaar Development PJSC	160,014	0.0
313,031	Emaar Properties PJSC	1,017,410	0.2
97,031	Emirates NBD Bank PJSC	782,034	0.1
176,871	Emirates Telecommunications Group Co. PJSC	925,321	0.1
224,320	First Abu Dhabi Bank PJSC	1,039,297	0.2
89,463	Salik Co. PJSC	143,346	0.0
		7,074,163	1.1

	United States: 0.2%
1,585 (3)	Aura Minerals, Inc.	99,776	0.0
40,700 (1)	BeOne Medicines Ltd. - Class H	887,090	0.2
16,549	JBS NV - Class A	196,105	0.0
3,902 (1)	Legend Biotech Corp., ADR	112,690	0.0
		1,295,661	0.2
	Total Common Stock (Cost $384,650,121)	620,236,257	96.8

PREFERRED STOCK: 2.2%
	Brazil: 1.1%
85,804 (1)	Axia Energia	899,884	0.1
278,421	Banco Bradesco SA - Preference Shares	974,040	0.2
17	Centrais Eletricas Brasileiras	179	0.0
92,323	Cia Energetica de Minas Gerais	193,506	0.0
68,404	Gerdau SA	275,614	0.0
287,717	Itau Unibanco Holding SA	2,361,186	0.4
302,398	Itausa SA	784,947	0.1
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Brazil (continued)
215,999	Petroleo Brasileiro SA	$1,580,358	0.3
		7,069,714	1.1

	Chile: 0.1%
7,336	Sociedad Quimica y Minera de Chile SA	544,651	0.1

	Colombia: 0.1%
34,309	Grupo Cibest SA	714,537	0.1

	India: 0.0%
50,140	TVS Motor Co. Ltd.	5,482	0.0

	South Korea: 0.9%
992	Hyundai Motor Co.	140,931	0.0
1,682	Hyundai Motor Co. - Second Preference Shares	237,272	0.0
40,627	Samsung Electronics Co. Ltd.	5,729,315	0.9
		6,107,518	0.9

	Total Preferred Stock (Cost $8,444,252)	14,441,902	2.2
	Total Long-Term Investments (Cost $393,094,373)	634,678,159	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Repurchase Agreements: 0.8%
1,155,842 (4)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,155,957, collateralized by a U.S. Government Security, 4.125%, Market Value plus accrued interest $1,178,959, due 03/31/29)	1,155,842	0.2
1,328,041 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,328,174, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,354,602, due 04/07/28-06/20/56)	1,328,041	0.2

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,257,158 (4)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,257,284, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,282,301, due 12/17/26-05/15/51)	$1,257,158	0.2
1,230,709 (4)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,230,832, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,255,484, due 05/01/31-05/01/56)	1,230,709	0.2
	Total Repurchase Agreements (Cost $4,971,750)	4,971,750	0.8

	Time Deposits: 0.1%
146,227 (4)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	146,227	0.0
146,227 (4)	DZ Bank AG, 3.610%, 07/01/2026	146,227	0.0
146,227 (4)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	146,227	0.0
146,227 (4)	Mizuho Bank Ltd., 3.620%, 07/01/2026	146,227	0.1
146,227 (4)	Royal Bank of Canada, 3.670%, 07/01/2026	146,227	0.0
146,227 (4)	Societe Generale S.A., 3.630%, 07/01/2026	146,227	0.0
	Total Time Deposits (Cost $877,362)	877,362	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
5,506,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $5,506,000)	$5,506,000	0.9

	Total Short-Term Investments (Cost $11,355,112)	$11,355,112	1.8

	Total Investments in Securities (Cost $404,449,485)	$646,033,271	100.8
	Liabilities in Excess of Other Assets	(5,340,775)	(0.8)
	Net Assets	$640,692,496	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2026.

Sector Diversification	Percentage of Net Assets
Information Technology	45.4%
Financials	18.0
Consumer Discretionary	7.2
Industrials	6.6
Communication Services	5.9
Materials	5.3
Energy	3.0
Consumer Staples	2.6
Health Care	2.3
Utilities	1.8
Real Estate	0.9
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,065,185	$—	$2,065,185
Brazil	16,235,568	—	—	16,235,568
Chile	2,203,721	—	—	2,203,721
China	9,677,088	108,222,326	—	117,899,414
Colombia	198,098	—	—	198,098
Czechia	643,870	—	—	643,870
Egypt	73,458	332,733	—	406,191
Greece	150,739	2,973,814	—	3,124,553
Hong Kong	—	928,678	—	928,678
Hungary	476,204	1,626,982	—	2,103,186
India	2,821,673	66,671,638	—	69,493,311
Indonesia	477,518	2,193,744	—	2,671,262
Kuwait	327,380	2,943,383	—	3,270,763
Luxembourg	192,413	—	—	192,413
Malaysia	677,733	4,958,000	—	5,635,733
Mexico	11,187,044	—	—	11,187,044
Peru	1,605,470	—	—	1,605,470
Philippines	499,872	1,210,320	—	1,710,192
Poland	1,633,807	4,549,718	—	6,183,525
Qatar	1,733,772	1,215,931	—	2,949,703
Romania	260,592	—	—	260,592
Saudi Arabia	4,504,803	10,529,195	—	15,033,998
South Africa	3,832,449	11,895,103	—	15,727,552
South Korea	1,467,412	144,590,853	—	146,058,265
Taiwan	4,053,675	171,533,095	—	175,586,770
Thailand	1,057,131	5,082,229	—	6,139,360
Turkey	434,225	1,917,791	—	2,352,016
United Arab Emirates	—	7,074,163	—	7,074,163
United States	408,571	887,090	—	1,295,661
Total Common Stock	66,834,286	553,401,971	—	620,236,257
Preferred Stock	8,334,384	6,107,518	—	14,441,902
Short-Term Investments	5,506,000	5,849,112	—	11,355,112
Total Investments, at fair value	$80,674,670	$565,358,601	$—	$646,033,271
Other Financial Instruments+
Futures	109,353	—	—	109,353
Total Assets	$80,784,023	$565,358,601	$—	$646,142,624
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(9)	$—	$(9)
Total Liabilities	$—	$(9)	$—	$(9)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following forward foreign currency contracts were outstanding for Voya VACS Index Series EM Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	299	CNY	2,029	The Bank of New York Mellon	07/02/26	$—
USD	8,660	CNY	58,824	The Bank of New York Mellon	07/02/26	(9)
						$(9)

At June 30, 2026, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI Emerging Markets Index	109	09/18/26	$9,577,285	$109,353
			$9,577,285	$109,353

Currency Abbreviations:
CNY	—	Chinese Yuan
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$109,353
Total Asset Derivatives		$109,353

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$9
Total Liability Derivatives		$9

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$2,729,592	$2,729,592
Foreign exchange contracts	26,661	—	26,661
Total	$26,661	$2,729,592	$2,756,253

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(239,424)	$(239,424)
Foreign exchange contracts	(9)	—	(9)
Total	$(9)	$(239,424)	$(239,433)

See Accompanying Notes to Financial Statements

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

The Bank of New York Mellon
Liabilities:
Forward foreign currency contracts	$9
Total Liabilities	$9
Net OTC derivative instruments by counterparty, at fair value	$(9)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(9)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $413,313,312.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$263,633,557
Gross Unrealized Depreciation	(29,929,837)
Net Unrealized Appreciation	$233,703,720

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Australia: 7.0%
308,340	ANZ Group Holdings Ltd.	$7,524,833	0.3
135,414	APA Group	948,780	0.0
55,522	Aristocrat Leisure Ltd.	2,352,876	0.1
19,990	ASX Ltd.	737,693	0.0
519,805	BHP Group Ltd. - Class DI	21,661,755	0.9
138,115	Brambles Ltd.	1,864,836	0.1
37,257	CAR Group Ltd.	665,075	0.0
6,690	Cochlear Ltd.	561,930	0.0
137,398	Coles Group Ltd.	2,314,254	0.1
171,188	Commonwealth Bank of Australia	19,509,264	0.8
53,250	Computershare Ltd.	1,410,214	0.1
49,646	CSL Ltd.	3,960,986	0.2
207,772	Evolution Mining Ltd.	1,718,010	0.1
165,357	Fortescue Metals Group Ltd.	2,200,943	0.1
960,382	Glencore PLC	6,548,313	0.3
203,944	Goodman Group	4,400,330	0.2
228,394	Insurance Australia Group Ltd.	1,277,392	0.1
227,687	Lottery Corp. Ltd.	905,125	0.0
92,665 (1)	Lynas Rare Earths Ltd.	1,162,745	0.1
37,039	Macquarie Group Ltd.	6,438,993	0.3
281,723	Medibank Pvt Ltd.	967,932	0.0
313,802	National Australia Bank Ltd.	8,240,038	0.4
139,078	Northern Star Resources Ltd.	1,841,343	0.1
176,230	Origin Energy Ltd.	1,339,533	0.1
321,358 (1)	Pilbara Minerals Ltd.	1,126,114	0.1
5,878	Pro Medicus Ltd.	830,991	0.0
75,849	Qantas Airways Ltd.	557,283	0.0
153,627	QBE Insurance Group Ltd.	2,672,356	0.1
5,387	REA Group Ltd.	518,949	0.0
38,036	Rio Tinto Ltd.	4,576,473	0.2
109,120	Rio Tinto PLC	10,323,304	0.5
332,235	Santos Ltd.	1,648,175	0.1
534,289	Scentre Group	1,424,193	0.1
20,817	SGH Ltd.	672,405	0.0
531,393 (2)	Sigma Healthcare Ltd.	1,011,805	0.0
46,226	Sonic Healthcare Ltd.	665,224	0.0
458,949	South32 Ltd. - Class DI	1,246,229	0.1
247,798	Stockland	698,788	0.0
110,773	Suncorp Group Ltd.	1,477,835	0.1
402,332	Telstra Group Ltd.	1,410,922	0.1
319,182	Transurban Group	3,173,602	0.1
403,484	Vicinity Ltd.	718,939	0.0
34,978 (2)	Washington H Soul Pattinson & Co. Ltd.	1,118,060	0.0
116,135	Wesfarmers Ltd.	7,268,090	0.3
349,883	Westpac Banking Corp.	8,525,110	0.4
19,850	WiseTech Global Ltd.	455,393	0.0
194,475 (2)	Woodside Energy Group Ltd. (WDS)	3,760,949	0.2
124,965	Woolworths Group Ltd.	3,452,761	0.2
		159,887,143	7.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Austria: 0.3%
7,483 (3)	BAWAG Group AG	$1,500,217	0.1
31,495	Erste Group Bank AG	4,215,211	0.2
15,065	OMV AG	946,705	0.0
13,460	Raiffeisen Bank International AG	860,454	0.0
6,966	Verbund AG	441,457	0.0
		7,964,044	0.3
	Belgium: 0.9%
15,263	Ageas SA	1,221,200	0.1
91,923	Anheuser-Busch InBev SA	7,595,553	0.3
2,192 (2)	D’ieteren Group	427,899	0.0
4,463	Elia Group SA	710,682	0.1
2,049 (2)	Financiere de Tubize SA	541,319	0.0
7,494	Groupe Bruxelles Lambert NV	683,298	0.0
23,499	KBC Group NV	3,209,522	0.2
42 (2)	Lotus Bakeries NV	557,056	0.0
1,626 (2)	Sofina SA	414,127	0.0
7,162	Syensqo SA	529,533	0.0
12,436	UCB SA	3,722,967	0.2
		19,613,156	0.9
	Brazil: 0.0%
16,301	Yara International ASA	716,883	0.0

	Chile: 0.1%
35,297	Antofagasta PLC	1,791,438	0.1

	China: 0.4%
378,500	BOC Hong Kong Holdings Ltd.	2,053,945	0.1
133,846	Prosus NV	5,816,071	0.3
138,000	SITC International Holdings Co. Ltd.	553,594	0.0
163,800	Wilmar International Ltd.	457,147	0.0
264,200	Yangzijiang Shipbuilding Holdings Ltd.	700,871	0.0
		9,581,628	0.4
	Côte d’Ivoire: 0.1%
21,821	Endeavour Mining PLC	1,068,818	0.1

	Czechia: 0.0%
15,047 (1)(2)	CSG NV	219,619	0.0

	Denmark: 1.6%
9,617	Carlsberg AS - Class B	1,258,476	0.1
12,902	Coloplast A/S - Class B	734,825	0.0
64,062	Danske Bank A/S	3,433,889	0.2
8,497 (1)	Demant A/S	349,010	0.0
19,677	DSV A/S	4,682,209	0.2
6,244 (1)	Genmab A/S	1,711,807	0.1
329,456	Novo Nordisk A/S - Class B	15,822,769	0.7
36,046	Novozymes A/S - Class B	2,275,174	0.1
47,304 (1)(3)	Orsted AS	1,063,377	0.1
7,672	Pandora A/S	881,410	0.0
9,618	ROCKWOOL A/S - Class B	308,487	0.0
31,271	Tryg A/S	711,822	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Denmark (continued)
98,140	Vestas Wind Systems A/S	$2,778,676	0.1
		36,011,931	1.6
	Finland: 1.2%
14,550	Elisa Oyj	610,619	0.0
45,893	Fortum Oyj	1,061,708	0.1
27,940	Kesko Oyj - Class B	624,662	0.0
33,610	Kone Oyj - Class B	1,911,899	0.1
65,291	Metso Oyj	1,135,342	0.1
43,278	Neste Oyj	1,413,022	0.1
513,981	Nokia Oyj	6,854,544	0.3
42,780	Nordea Bank Abp - EUR	811,829	0.0
271,326	Nordea Bank Abp - SEK	5,142,460	0.2
11,213	Orion Oyj - Class B	921,117	0.0
244,406	Sampo Oyj - Class A	2,566,730	0.1
56,444 (2)	Stora Enso Oyj - Class R	602,129	0.0
53,985	UPM-Kymmene Oyj	1,430,998	0.1
49,938	Wartsila Oyj Abp	1,907,234	0.1
		26,994,293	1.2
	France: 7.9%
5,475 (1)	Abivax SA	722,095	0.0
19,208	Accor SA	1,114,155	0.0
3,290 (2)	Aeroports de Paris	428,997	0.0
65,184	Air Liquide SA	12,908,143	0.6
60,785	Airbus SE	13,524,119	0.6
35,448 (1)(2)	Alstom SA	619,293	0.0
6,334 (3)	Amundi SA	608,024	0.0
160,396	AXA SA	8,037,326	0.4
33,586 (3)	Ayvens SA	442,405	0.0
4,078	BioMerieux	320,127	0.0
101,420	BNP Paribas SA	11,845,121	0.5
62,007 (2)	Bollore SE	287,490	0.0
22,665	Bouygues SA	1,265,695	0.1
32,500	Bureau Veritas SA	995,432	0.0
15,645	Capgemini SE	1,570,636	0.1
60,258	Carrefour SA	1,118,685	0.1
45,557	Cie de Saint-Gobain	4,131,203	0.2
63,305	Cie Generale des Etablissements Michelin SCA	2,445,482	0.1
5,309	Covivio SA/France	325,083	0.0
92,861	Credit Agricole SA	1,867,714	0.1
64,476	Danone SA	5,270,142	0.2
1,749	Dassault Aviation SA	574,516	0.0
68,633	Dassault Systemes SE	1,399,920	0.1
7,017	Eiffage SA	1,035,040	0.0
182,056	Engie SA	5,730,106	0.3
30,805	EssilorLuxottica SA	5,784,286	0.3
4,517	Gecina SA - Class C	379,527	0.0
25,318	Getlink SE	538,170	0.0
2,646	Hermes International	4,838,709	0.2
3,430	Ipsen SA	661,024	0.0
7,298 (2)	Kering SA	2,064,355	0.1
22,009	Klepierre SA	919,831	0.0
26,156	Legrand SA	4,431,970	0.2
24,572	L’Oreal SA	10,771,267	0.5
25,456	LVMH Moet Hennessy Louis Vuitton SE	14,078,655	0.6
190,479 (2)	Orange SA	3,592,190	0.2
20,000	Pernod Ricard SA	1,453,751	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
23,414 (2)	Publicis Groupe SA	$2,313,831	0.1
18,924	Renault SA	543,636	0.0
22,717	Rexel SA	995,240	0.0
35,306	Safran SA	13,913,377	0.6
2,987	Sartorius Stedim Biotech	619,362	0.0
65,363	Societe Generale SA	5,785,270	0.3
7,766 (2)	Sodexo SA	449,190	0.0
9,480	Thales SA	2,436,366	0.1
201,478	TotalEnergies SE	15,579,334	0.7
11,058	Unibail-Rodamco-Westfield	1,294,081	0.1
60,700	Veolia Environnement SA	2,529,437	0.1
47,650	Vinci SA	6,959,169	0.3
		181,518,977	7.9
	Germany: 8.1%
16,572	Adidas AG	3,401,053	0.2
38,915	Allianz SE	18,420,275	0.8
91,301	BASF SE	4,880,304	0.2
100,498	Bayer AG	5,558,344	0.3
28,701	Bayerische Motoren Werke AG	1,884,177	0.1
9,306 (2)	Beiersdorf AG	801,463	0.0
11,816 (2)	Brenntag SE	718,497	0.0
66,319 (2)	Commerzbank AG	2,824,826	0.1
11,253	Continental AG	931,128	0.0
5,778	CTS Eventim AG & Co. KGaA	337,485	0.0
46,991	Daimler Truck Holding AG	2,266,324	0.1
185,672	Deutsche Bank AG	6,288,132	0.3
18,581	Deutsche Boerse AG	5,067,948	0.2
61,341	Deutsche Lufthansa AG	702,895	0.0
94,112	Deutsche Post AG, Reg	5,721,655	0.3
351,246	Deutsche Telekom AG, Reg	9,576,442	0.4
229,667	E.ON SE	4,722,832	0.2
26,218	Evonik Industries AG	475,737	0.0
19,510	Fresenius Medical Care AG & Co. KGaA	883,229	0.0
43,213	Fresenius SE & Co. KGaA	1,974,242	0.1
14,989	GEA Group AG	1,029,230	0.1
6,168	Hannover Rueck SE	1,708,136	0.1
13,531	Heidelberg Materials AG	2,581,300	0.1
9,302	Henkel AG & Co. KGaA	736,142	0.0
6,254	Hensoldt AG	485,693	0.0
1,510	Hochtief AG	875,265	0.0
133,590	Infineon Technologies AG	12,584,393	0.6
6,596	Knorr-Bremse AG	767,506	0.0
73,876	Mercedes-Benz Group AG	3,715,854	0.2
13,221	Merck KGaA	2,216,423	0.1
5,515	MTU Aero Engines AG	2,298,111	0.1
13,364	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	7,463,241	0.3
5,908	Nemetschek SE	359,685	0.0
513	Rational AG	375,815	0.0
4,763	Rheinmetall AG	5,419,237	0.2

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
65,819	RWE AG	$4,256,503	0.2
106,820	SAP SE	16,466,055	0.7
7,143 (3)	Scout24 SE	591,114	0.0
75,996	Siemens AG, Reg	24,433,183	1.1
79,279	Siemens Energy AG	15,113,815	0.7
34,617 (3)	Siemens Healthineers AG	1,350,148	0.1
13,583	Symrise AG	1,362,504	0.1
6,076	Talanx AG	768,517	0.0
73,772	Vonovia SE	1,819,911	0.1
21,621 (1)(3)	Zalando SE	626,489	0.0
		186,841,258	8.1
	Guatemala: 0.0%
9,508	Millicom International Cellular SA	862,946	0.0

	Hong Kong: 1.5%
1,075,000	AIA Group Ltd.	9,841,878	0.4
179,000	CK Asset Holdings Ltd.	1,011,251	0.1
62,000	CK Infrastructure Holdings Ltd.	472,701	0.0
168,000	CLP Holdings Ltd.	1,570,265	0.1
5,025	Futu Holdings Ltd., ADR	471,043	0.0
136,000	Henderson Land Development Co. Ltd.	431,355	0.0
349,000	HKT Trust & HKT Ltd. - Stapled Security	519,224	0.0
1,145,000	Hong Kong & China Gas Co. Ltd.	950,896	0.0
123,200	Hong Kong Exchanges & Clearing Ltd.	5,732,122	0.3
99,000	Hongkong Land Holdings Ltd.	708,840	0.0
267,600 (2)	Link REIT	1,248,714	0.1
159,000 (2)	MTR Corp. Ltd.	620,109	0.0
141,500	Power Assets Holdings Ltd.	1,031,082	0.1
258,197	Prudential PLC	3,429,386	0.2
388,000	Sino Land Co. Ltd.	509,614	0.0
133,500	Sun Hung Kai Properties Ltd.	1,921,509	0.1
36,000	Swire Pacific Ltd. - Class A	376,037	0.0
140,500	Techtronic Industries Co. Ltd.	2,338,139	0.1
787,500 (3)	WH Group Ltd.	834,998	0.0
155,000	Wharf Real Estate Investment Co. Ltd.	423,303	0.0
		34,442,466	1.5
	Indonesia: 0.0%
16,500	Jardine Matheson Holdings Ltd.	1,023,000	0.0

	Ireland: 0.4%
16,484	AerCap Holdings NV	2,403,037	0.1
216,888	AIB Group PLC	2,548,964	0.1
97,242	Bank of Ireland Group PLC	1,937,343	0.1
16,337	Kerry Group PLC - Class A	1,498,598	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Ireland (continued)
15,671	Kingspan Group PLC	$1,433,115	0.0
		9,821,057	0.4
	Israel: 1.1%
4,456	Azrieli Group Ltd.	604,136	0.0
134,012	Bank Hapoalim BM	3,091,049	0.1
151,170	Bank Leumi Le-Israel BM	3,382,973	0.2
7,997 (1)	Check Point Software Technologies Ltd.	1,051,046	0.0
2,857	Elbit Systems Ltd.	2,172,389	0.1
14,239 (1)	Enlight Renewable Energy Ltd.	1,257,415	0.1
12,103	Harel Insurance Investments & Financial Services Ltd.	637,576	0.0
72,617	ICL Group Ltd.	364,243	0.0
125,157	Israel Discount Bank Ltd. - Class A	1,239,223	0.1
15,961	Mizrahi Tefahot Bank Ltd.	1,057,125	0.0
3,122 (1)	Nova Ltd.	1,660,383	0.1
17,439 (1)	OPC Energy Ltd.	540,137	0.0
23,280	Phoenix Financial Ltd.	1,287,124	0.1
119,114 (1)	Teva Pharmaceutical Industries Ltd., ADR	4,035,582	0.2
11,432 (1)	Tower Semiconductor Ltd.	2,959,942	0.1
		25,340,343	1.1
	Italy: 3.2%
83,232 (2)	Assicurazioni Generali SpA	4,057,787	0.2
20,970	Banca Mediolanum SpA	522,598	0.0
194,261 (2)	Banca Monte dei Paschi di Siena SpA	2,414,155	0.1
116,248	Banco BPM SpA	2,010,197	0.1
160,056 (2)	BPER Banca	2,514,648	0.1
20,506	Coca-Cola HBC AG - Class DI	1,336,704	0.1
60,610 (2)	Davide Campari-Milano NV	377,568	0.0
780,007	Enel SpA	8,946,952	0.4
185,850	Eni SpA	4,360,336	0.2
12,398	Ferrari NV	4,608,262	0.2
62,594	FinecoBank Banca Fineco SpA	1,573,858	0.1
1,425,054	Intesa Sanpaolo SpA	9,794,773	0.4
62,380	Italgas SpA	722,374	0.0
41,400	Leonardo SpA	2,222,773	0.1
22,489	Moncler SpA	1,308,794	0.0
46,763 (2)	Poste Italiane SpA	1,530,709	0.1
28,805	Prysmian SpA	4,849,109	0.2
10,696	Recordati Industria Chimica e Farmaceutica SpA	626,987	0.0
42,715	Ryanair Holdings PLC	1,335,212	0.1
206,281	Snam SpA	1,489,162	0.1
174,780 (1)	Telecom Italia SpA/Milano	1,591,407	0.1
143,930	Terna - Rete Elettrica Nazionale	1,680,675	0.1
138,832	UniCredit SpA	12,441,908	0.5

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
36,697	Unipol Gruppo SpA	$1,025,695	0.0
		73,342,643	3.2
	Japan: 22.8%
74,900	Advantest Corp.	15,409,061	0.7
220,700	Aeon Co. Ltd.	1,825,220	0.1
19,300 (2)	AGC, Inc.	833,940	0.0
46,600	Aisin Corp.	632,674	0.0
87,500	Ajinomoto Co., Inc.	3,190,177	0.1
16,200 (2)	ANA Holdings, Inc.	296,575	0.0
143,900 (2)	Asahi Group Holdings Ltd.	1,368,009	0.1
125,700	Asahi Kasei Corp.	1,398,047	0.1
69,500	Asics Corp.	1,890,310	0.1
175,900	Astellas Pharma, Inc.	2,352,955	0.1
51,500	Bandai Namco Holdings, Inc.	1,193,826	0.1
109,200 (2)	Bridgestone Corp.	2,302,549	0.1
81,900 (2)	Canon, Inc.	2,097,490	0.1
27,300	Capcom Co. Ltd.	502,194	0.0
76,800	Central Japan Railway Co.	1,639,298	0.1
55,500 (2)	Chiba Bank Ltd.	850,205	0.0
67,800	Chubu Electric Power Co., Inc.	1,281,038	0.1
68,700	Chugai Pharmaceutical Co. Ltd.	3,173,473	0.1
99,500	Concordia Financial Group Ltd.	1,071,563	0.0
37,100	Dai Nippon Printing Co. Ltd.	680,728	0.0
32,100	Daifuku Co. Ltd.	1,422,032	0.1
352,000	Dai-ichi Life Holdings, Inc.	3,843,399	0.2
174,400	Daiichi Sankyo Co. Ltd.	2,804,397	0.1
27,000	Daikin Industries Ltd.	4,118,548	0.2
28,800	Daito Trust Construction Co. Ltd.	550,174	0.0
57,400	Daiwa House Industry Co. Ltd.	1,555,352	0.1
128,400	Daiwa Securities Group, Inc.	1,273,438	0.1
163,800	Denso Corp.	1,885,994	0.1
8,900	Disco Corp.	4,630,081	0.2
98,600	East Japan Railway Co.	2,060,545	0.1
46,800	Ebara Corp.	1,832,806	0.1
25,800	Eisai Co. Ltd.	650,373	0.0
263,000	ENEOS Holdings, Inc.	1,946,823	0.1
95,500	FANUC Corp.	4,397,404	0.2
19,500	Fast Retailing Co. Ltd.	9,990,715	0.4
14,100	Fuji Electric Co. Ltd.	1,194,336	0.1
114,500	FUJIFILM Holdings Corp.	2,449,551	0.1
154,400	Fujikura Ltd.	6,120,705	0.3
173,500	Fujitsu Ltd.	3,447,446	0.2
67,000	Furukawa Electric Co. Ltd.	2,015,172	0.1
23,200	Hankyu Hanshin Holdings, Inc.	610,421	0.0
1,800	Hikari Tsushin, Inc.	395,523	0.0
452,400	Hitachi Ltd.	12,520,667	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
371,000	Honda Motor Co. Ltd.	$3,341,881	0.1
34,600	Hoya Corp.	5,581,028	0.2
47,100 (2)	Hulic Co. Ltd.	493,192	0.0
23,800	Ibiden Co. Ltd.	3,593,355	0.2
79,100	Idemitsu Kosan Co. Ltd.	584,337	0.0
99,700	IHI Corp.	1,683,258	0.1
90,200 (2)	Inpex Corp.	1,820,076	0.1
52,700	Isuzu Motors Ltd.	701,764	0.0
567,400	ITOCHU Corp.	6,475,534	0.3
97,600	Japan Exchange Group, Inc.	1,235,218	0.1
182,900	Japan Post Bank Co. Ltd.	3,481,017	0.2
172,400	Japan Post Holdings Co. Ltd.	2,317,257	0.1
53,700	Japan Post Insurance Co. Ltd.	507,594	0.0
112,500	Japan Tobacco, Inc.	4,151,193	0.2
58,900 (2)	JFE Holdings, Inc.	568,650	0.0
56,100	JX Advanced Metals Corp.	1,548,320	0.1
40,600	Kajima Corp.	1,479,991	0.1
96,900	Kansai Electric Power Co., Inc.	1,369,376	0.1
92,800 (2)	Kao Corp.	1,839,174	0.1
75,200	Kawasaki Heavy Industries Ltd.	1,360,900	0.1
36,000 (2)	Kawasaki Kisen Kaisha Ltd.	551,791	0.0
299,900	KDDI Corp.	5,037,633	0.2
19,300	Keyence Corp.	9,755,906	0.4
69,400	Kikkoman Corp.	711,929	0.0
32,100 (1)	Kioxia Holdings Corp.	18,657,481	0.8
79,300 (2)	Kirin Holdings Co. Ltd.	1,367,623	0.1
88,000	Komatsu Ltd.	3,436,178	0.2
9,900	Konami Group Corp.	1,084,515	0.1
99,000	Kubota Corp.	1,656,516	0.1
119,700	Kyocera Corp.	2,654,710	0.1
23,700 (2)	Kyowa Kirin Co. Ltd.	377,204	0.0
8,000	Lasertec Corp.	2,541,107	0.1
22,100	Makita Corp.	794,743	0.0
144,400	Marubeni Corp.	4,209,777	0.2
33,900	MINEBEA MITSUMI, Inc.	1,005,571	0.0
120,600	Mitsubishi Chemical Group Corp.	846,243	0.0
309,100	Mitsubishi Corp.	8,269,101	0.4
194,600	Mitsubishi Electric Corp.	7,136,859	0.3
105,800	Mitsubishi Estate Co. Ltd.	2,698,027	0.1
90,000	Mitsubishi HC Capital, Inc.	731,074	0.0
327,900	Mitsubishi Heavy Industries Ltd.	7,450,773	0.3
1,092,600	Mitsubishi UFJ Financial Group, Inc.	21,767,798	0.9
241,800	Mitsui & Co. Ltd.	6,751,776	0.3
253,700	Mitsui Fudosan Co. Ltd.	2,351,399	0.1
5,600	Mitsui Mining & Smelting Co. Ltd.	1,498,504	0.1
34,300 (2)	Mitsui OSK Lines Ltd.	1,098,782	0.1
242,000	Mizuho Financial Group, Inc.	11,622,972	0.5

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
122,100	MS&AD Insurance Group Holdings, Inc.	$3,164,828	0.1
165,700	Murata Manufacturing Co. Ltd.	11,894,742	0.5
125,600	NEC Corp.	3,032,274	0.1
29,800	Nexon Co. Ltd.	396,045	0.0
85,400 (1)	NIDEC Corp.	1,403,696	0.1
111,900	Nintendo Co. Ltd.	4,704,277	0.2
766 (2)	Nippon Building Fund, Inc.	594,169	0.0
97,000 (2)	Nippon Paint Holdings Co. Ltd.	632,690	0.0
17,700	Nippon Sanso Holdings Corp.	656,564	0.0
494,700 (2)	Nippon Steel Corp.	1,639,007	0.1
3,084,600	Nippon Telegraph & Telephone Corp.	2,743,841	0.1
39,700 (2)	Nippon Yusen KK	1,284,072	0.1
237,500 (1)(2)	Nissan Motor Co. Ltd.	439,718	0.0
39,400	Nitori Holdings Co. Ltd.	583,842	0.0
69,400	Nitto Denko Corp.	1,365,361	0.1
300,100	Nomura Holdings, Inc.	2,634,857	0.1
38,600	Nomura Research Institute Ltd.	1,082,884	0.0
63,700	Obayashi Corp.	1,287,284	0.1
33,100	Obic Co. Ltd.	777,348	0.0
108,300	Olympus Corp.	1,134,030	0.1
110,500 (2)	Oriental Land Co. Ltd./ Japan	1,682,688	0.1
112,100	ORIX Corp.	4,270,061	0.2
34,600	Osaka Gas Co. Ltd.	1,165,793	0.1
23,300	Otsuka Corp.	398,906	0.0
43,000	Otsuka Holdings Co. Ltd.	2,862,045	0.1
195,000	Pan Pacific International Holdings Corp.	988,366	0.0
238,500	Panasonic Holdings Corp.	6,709,813	0.3
144,400 (1)	Rakuten Group, Inc.	674,013	0.0
135,600	Recruit Holdings Co. Ltd.	9,434,909	0.4
177,000	Renesas Electronics Corp.	5,463,787	0.2
212,400	Resona Holdings, Inc.	2,769,280	0.1
18,000 (2)	Resonac Holdings Corp.	2,002,290	0.1
51,700	Ryohin Keikaku Co. Ltd.	1,130,061	0.1
98,000 (2)	Sanrio Co. Ltd.	662,997	0.0
54,100	SBI Holdings, Inc.	887,175	0.0
15,600	SCREEN Holdings Co. Ltd.	1,749,959	0.1
40,600	Secom Co. Ltd.	1,612,884	0.1
20,700 (2)	Seibu Holdings, Inc.	405,509	0.0
61,100 (2)	Sekisui House Ltd.	1,270,247	0.1
193,200	Seven & i Holdings Co. Ltd.	2,316,927	0.1
7,300	Shimano, Inc.	778,621	0.0
49,400	Shimizu Corp.	782,301	0.0
167,500	Shin-Etsu Chemical Co. Ltd.	7,301,240	0.3
77,400	Shionogi & Co. Ltd.	1,322,497	0.1
40,900	Shiseido Co. Ltd.	660,166	0.0
5,600	SMC Corp.	2,503,683	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,943,600	SoftBank Corp.	$3,758,770	0.2
379,800	SoftBank Group Corp.	14,088,034	0.6
83,600	Sompo Holdings, Inc.	3,175,988	0.1
597,600	Sony Group Corp.	12,026,141	0.5
53,200	Subaru Corp.	778,332	0.0
415,600	Sumitomo Corp.	3,994,613	0.2
292,400	Sumitomo Electric Industries Ltd.	5,426,104	0.2
24,500	Sumitomo Metal Mining Co. Ltd.	1,136,326	0.1
372,000	Sumitomo Mitsui Financial Group, Inc.	14,582,050	0.6
64,300	Sumitomo Mitsui Trust Holdings, Inc.	2,400,960	0.1
59,800	Sumitomo Realty & Development Co. Ltd.	1,388,390	0.1
12,400 (2)	Suntory Beverage & Food Ltd.	345,541	0.0
160,800	Suzuki Motor Corp.	1,944,995	0.1
44,900	T&D Holdings, Inc.	1,339,270	0.1
14,600	Taisei Corp.	1,292,427	0.1
162,800	Takeda Pharmaceutical Co. Ltd.	5,189,192	0.2
193,900	TDK Corp.	4,350,018	0.2
136,300	Terumo Corp.	1,861,523	0.1
54,000	Toho Co. Ltd./Tokyo	431,914	0.0
183,000	Tokio Marine Holdings, Inc.	8,046,293	0.4
45,800	Tokyo Electron Ltd.	22,206,321	1.0
30,400	Tokyo Gas Co. Ltd.	1,151,120	0.1
22,600	TOPPAN Holdings, Inc.	716,596	0.0
130,800	Toray Industries, Inc.	916,207	0.0
969,500	Toyota Motor Corp.	16,241,555	0.7
65,200	Toyota Tsusho Corp.	2,426,884	0.1
110,000	Unicharm Corp.	637,443	0.0
41,900	West Japan Railway Co.	701,773	0.0
90,200 (2)	Yamaha Motor Co. Ltd.	684,908	0.0
22,500	Yokogawa Electric Corp.	790,722	0.0
264,100	Z Holdings Corp.	702,918	0.0
9,500	Zensho Holdings Co. Ltd.	472,962	0.0
		524,368,378	22.8
	Luxembourg: 0.2%
43,604	ArcelorMittal SA	2,629,009	0.1
21,522 (2)(3)	CVC Capital Partners PLC	313,095	0.0
11,657	Eurofins Scientific SE	912,210	0.1
		3,854,314	0.2

	Macao: 0.1%
202,000	Galaxy Entertainment Group Ltd.	760,437	0.1
248,400	Sands China Ltd.	414,459	0.0
		1,174,896	0.1

	Mexico: 0.0%
18,845	Fresnillo PLC	686,285	0.0

	Netherlands: 5.9%
63,158	ABN AMRO Bank NV	2,686,217	0.1
2,743 (1)(3)	Adyen NV	2,573,247	0.1
15,747	Akzo Nobel NV	1,070,885	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
6,330 (1)	Argenx SE	$5,867,030	0.3
4,794	ASM International, N.V.	5,512,992	0.2
39,706	ASML Holding NV	78,624,590	3.4
16,044	ASR Nederland NV	1,211,653	0.1
7,263	BE Semiconductor Industries NV	2,398,613	0.1
7,955 (3)	Euronext NV	1,272,407	0.1
9,033 (2)	EXOR NV	692,034	0.0
12,292	Heineken Holding NV	936,034	0.0
29,461	Heineken NV	2,473,613	0.1
298,740	ING Groep NV	9,426,205	0.4
90,457	Koninklijke Ahold Delhaize NV	3,640,191	0.2
391,534	Koninklijke KPN NV	1,933,693	0.1
81,617 (2)	Koninklijke Philips, N.V.	2,219,538	0.1
50,105 (1)	Magnum Ice Cream Co. NV	871,725	0.0
20,658 (1)(2)	Nebius Group NV - Class A	5,705,120	0.3
26,904	NN Group NV	2,358,636	0.1
103,441	Universal Music Group NV	2,167,034	0.1
23,191	Wolters Kluwer NV	1,499,517	0.1
		135,140,974	5.9
	New Zealand: 0.2%
173,900	Auckland International Airport Ltd.	825,498	0.0
95,831	Contact Energy Ltd.	507,490	0.0
60,077	Fisher & Paykel Healthcare Corp. Ltd.	1,334,576	0.1
92,003 (2)	Infratil Ltd.	807,070	0.0
135,470	Meridian Energy Ltd.	448,130	0.0
16,578 (1)	Xero Ltd.	833,414	0.1
		4,756,178	0.2
	Nigeria: 0.0%
76,864 (3)	Airtel Africa PLC	334,151	0.0

	Norway: 0.5%
32,327	Aker BP ASA	986,284	0.1
83,134	DNB Bank ASA	2,475,086	0.1
71,926	Equinor ASA	2,268,070	0.1
20,459	Gjensidige Forsikring ASA	553,798	0.0
42,741	Kongsberg Gruppen ASA	1,288,038	0.1
44,500	Mowi ASA	822,055	0.0
131,554	Norsk Hydro ASA	1,190,404	0.1
74,271	Orkla ASA	780,860	0.0
6,801	Salmar ASA	318,297	0.0
62,989	Telenor ASA	902,343	0.0
95,764	Var Energi ASA	396,787	0.0
		11,982,022	0.5
	Poland: 0.0%
25,574 (1)	InPost SA	450,692	0.0

	Portugal: 0.2%
832,948	Banco Comercial Portugues SA - Class R	985,535	0.1
299,606	EDP - Energias de Portugal SA	1,565,112	0.1
41,672	Galp Energia SGPS SA	883,190	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Portugal (continued)
28,968	Jeronimo Martins SGPS SA	$554,796	0.0
		3,988,633	0.2
	Singapore: 1.8%
421,205	CapitaLand Ascendas REIT	811,192	0.0
624,035	CapitaLand Integrated Commercial Trust	1,145,099	0.0
239,500	CapitaLand Investment Ltd./Singapore	461,593	0.0
210,960	DBS Group Holdings Ltd.	10,681,917	0.5
243,836 (1)	Grab Holdings Ltd. - Class A	919,262	0.0
143,400	Keppel Corp. Ltd.	1,216,315	0.1
334,900	Oversea-Chinese Banking Corp. Ltd.	6,426,962	0.3
38,460 (1)	Sea Ltd., ADR	3,685,622	0.2
91,400 (2)	Sembcorp Industries Ltd.	449,543	0.0
153,400	Singapore Airlines Ltd.	912,247	0.0
82,200	Singapore Exchange Ltd.	1,533,642	0.1
159,700	Singapore Technologies Engineering Ltd.	1,286,279	0.1
758,500	Singapore Telecommunications Ltd.	2,589,532	0.1
64,645	STMicroelectronics NV	4,781,840	0.2
123,500	United Overseas Bank Ltd.	3,803,162	0.2
		40,704,207	1.8
	South Africa: 0.2%
108,459	Anglo American PLC	5,320,197	0.2

	South Korea: 0.0%
17,091 (1)(2)(3)	Delivery Hero SE	699,409	0.0

	Spain: 3.7%
2,525 (2)	Acciona SA	799,984	0.0
18,064	ACS Actividades de Construccion y Servicios SA	2,656,426	0.1
76,722 (3)	Aena SME SA	2,337,914	0.1
44,932	Amadeus IT Group SA	2,628,569	0.1
576,335	Banco Bilbao Vizcaya Argentaria SA	14,510,225	0.6
488,206	Banco de Sabadell SA	1,729,922	0.1
1,465,090	Banco Santander SA	20,335,168	0.9
64,365	Bankinter SA	1,077,843	0.1
359,290	CaixaBank SA	5,090,464	0.2
48,865 (3)	Cellnex Telecom SA	1,460,847	0.1
31,970 (2)	Endesa SA	1,452,589	0.1
622,169	Iberdrola SA	15,485,469	0.7
7,826 (2)	Indra Sistemas SA	429,251	0.0
111,587	Industria de Diseno Textil SA	7,033,564	0.3
94,508	Mapfre SA	467,917	0.0
42,155	Naturgy Energy Group SA	1,321,310	0.1
41,513 (2)	Red Electrica Corp. SA	705,320	0.0
113,075 (2)	Repsol SA	2,825,125	0.1
377,022 (2)	Telefonica SA	1,515,182	0.1
		83,863,089	3.7

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: 2.9%
26,590	AddTech AB - Class B	$939,681	0.1
29,597 (2)	Alfa Laval AB	1,765,629	0.1
99,833	Assa Abloy AB - Class B	3,527,186	0.2
257,600	Atlas Copco AB - Class A	5,221,293	0.2
151,688	Atlas Copco AB - Class B	2,689,132	0.1
44,300 (2)	Beijer Ref AB	649,306	0.0
29,075	Boliden AB	1,642,840	0.1
63,201	Epiroc AB - Class A	1,734,030	0.1
38,895	Epiroc AB - Class B	902,737	0.1
44,221 (2)	EQT AB	1,250,992	0.1
58,541 (2)	Essity AB - Class B	1,657,517	0.1
12,549 (1)(3)	Evolution AB	861,423	0.0
70,689 (1)	Fastighets AB Balder	377,046	0.0
43,274 (2)	H & M Hennes & Mauritz AB - Class B	744,393	0.0
212,385	Hexagon AB - Class B	1,757,136	0.1
10,663	Industrivarden AB - Class A	598,237	0.0
16,410 (2)	Industrivarden AB - Class C	901,211	0.1
27,952	Indutrade AB	578,413	0.0
14,085	Investment AB Latour - Class B	279,897	0.0
177,058	Investor AB - Class B	7,356,962	0.3
7,482	L E Lundbergforetagen AB - Class B	431,318	0.0
21,678 (2)	Lifco AB - Class B	710,470	0.0
145,910	Nibe Industrier AB - Class B	542,388	0.0
32,766	Saab AB - Class B	1,708,236	0.1
22,070 (2)	Sagax AB - Class B	351,008	0.0
105,863	Sandvik AB	4,371,629	0.2
48,419	Securitas AB - Class B	795,170	0.0
149,704 (2)	Skandinaviska Enskilda Banken AB - Class A	2,980,761	0.1
33,505	Skanska AB - Class B	896,321	0.0
34,897	SKF AB - Class B	896,393	0.1
60,699	Svenska Cellulosa AB SCA - Class B	620,772	0.0
139,260 (2)	Svenska Handelsbanken AB - Class A	2,049,254	0.1
83,955	Swedbank AB - Class A	3,136,211	0.1
18,281 (1)	Swedish Orphan Biovitrum AB	871,406	0.0
56,086	Tele2 AB - Class B	976,008	0.1
270,384	Telefonaktiebolaget LM Ericsson - Class B	3,032,275	0.1
241,343	Telia Co. AB	1,175,543	0.1
19,711	Trelleborg AB - Class B	821,238	0.0
158,774	Volvo AB - Class B	5,400,819	0.2
		67,202,281	2.9
	Switzerland: 4.9%
160,330	ABB Ltd., Reg	17,440,591	0.8
3,081 (2)	Banque Cantonale Vaudoise	451,065	0.0
365	Barry Callebaut AG	504,722	0.0
1,007	Belimo Holding AG	1,132,248	0.0
2,079	BKW AG	349,575	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
10	Chocoladefabriken Lindt & Spruengli AG	$1,188,119	0.0
96	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,115,209	0.0
54,992	Cie Financiere Richemont SA	12,693,714	0.6
16,864 (2)	DSM-Firmenich AG	1,600,681	0.1
9,420	Dufry AG, Reg	629,322	0.0
718	EMS-Chemie Holding AG	615,469	0.0
18,860	Galderma Group AG	4,289,661	0.2
3,297	Geberit AG, Reg	2,200,143	0.1
945	Givaudan SA, Reg	3,997,124	0.2
7,882	Helvetia Holding AG	2,032,754	0.1
21,073	Julius Baer Group Ltd.	1,820,706	0.1
4,941 (2)	Kuehne + Nagel International AG	1,198,892	0.1
14,803	Logitech International SA	1,388,648	0.1
7,184	Lonza Group AG	4,846,359	0.2
2,185	Partners Group Holding AG	1,789,700	0.1
42,760	Sandoz Group AG	3,863,536	0.2
6,146	Schindler Holding AG	2,009,451	0.1
16,936	SGS SA	1,963,949	0.1
15,596	Sika AG, Reg	3,216,145	0.1
5,032	Sonova Holding AG, Reg	1,194,310	0.0
11,418	Straumann Holding AG	1,500,872	0.1
2,886	Swatch Group AG - Class BR	705,305	0.0
2,846	Swiss Life Holding AG	3,128,521	0.1
8,208	Swiss Prime Site AG	1,339,352	0.1
2,650	Swisscom AG, Reg	2,044,014	0.1
324,738	UBS Group AG	16,094,383	0.7
2,762 (3)	VAT Group AG	2,422,055	0.1
15,305	Zurich Insurance Group AG	11,320,082	0.5
		112,086,677	4.9
	United Kingdom: 10.6%
99,582	3i Group PLC	3,274,653	0.1
26,634	Admiral Group PLC	1,257,893	0.1
28,905 (2)	Associated British Foods PLC	759,873	0.0
154,692	AstraZeneca PLC	28,881,740	1.3
309,920	Aviva PLC	2,672,072	0.1
299,699	BAE Systems PLC	7,344,632	0.3
1,399,774	Barclays PLC	9,379,910	0.4
205,422	British American Tobacco PLC	12,712,157	0.6
586,298	BT Group PLC	1,479,103	0.1
33,165	Bunzl PLC	1,157,422	0.1
472,532	Centrica PLC	1,070,874	0.1
274,500	CK Hutchison Holdings Ltd.	2,326,562	0.1
20,533	Coca-Cola European Partners PLC - USD	2,054,737	0.1
173,948	Compass Group PLC	5,620,146	0.2
227,768	Diageo PLC	4,587,282	0.2
414,991	GSK PLC	10,894,747	0.5
37,865	Halma PLC	1,979,148	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
1,757,805	HSBC Holdings PLC	$33,238,939	1.4
75,730	Imperial Brands PLC	2,798,902	0.1
130,126	Informa PLC	1,561,199	0.1
117,939	International Consolidated Airlines Group SA - Class DI	748,691	0.0
15,747	Intertek Group PLC	1,212,177	0.1
174,480	J Sainsbury PLC	740,427	0.0
172,883	Kingfisher PLC	649,121	0.0
76,215	Land Securities Group PLC	656,605	0.0
535,790	Legal & General Group PLC	2,031,383	0.1
5,990,780	Lloyds Banking Group PLC	8,767,697	0.4
45,599	London Stock Exchange Group PLC	4,929,974	0.2
228,028	M&G PLC	1,017,316	0.0
211,293	Marks & Spencer Group PLC	1,043,017	0.0
127,703	Melrose Industries PLC	805,253	0.0
508,761	National Grid PLC	8,391,388	0.4
816,391	NatWest Group PLC	7,203,815	0.3
11,748	Next PLC	2,266,698	0.1
48,327	Pearson PLC	767,983	0.0
72,070	Phoenix Group Holdings PLC	796,702	0.0
65,689	Reckitt Benckiser Group PLC	4,278,572	0.2
182,677	RELX PLC	5,773,490	0.3
258,403	Rentokil Initial PLC	1,469,534	0.1
859,172	Rolls-Royce Holdings PLC	16,470,063	0.7
93,984	Sage Group PLC	1,019,641	0.0
82,385	Schroders PLC	642,157	0.0
124,636	Segro PLC	1,445,857	0.1
27,720	Severn Trent PLC	1,085,217	0.1
78,622	Smith & Nephew PLC	1,136,264	0.1
31,133	Smiths Group PLC	1,057,582	0.0
7,552	Spirax-Sarco Engineering PLC	685,147	0.0
124,001	SSE PLC	4,000,596	0.2
182,083	Standard Chartered PLC	4,924,006	0.2
653,178	Tesco PLC	3,981,850	0.2
223,511	Unilever PLC	13,425,807	0.6
75,992	United Utilities Group PLC	1,318,619	0.1
24,612 (1)(2)	Verisure PLC	274,385	0.0
1,887,757	Vodafone Group PLC	2,498,571	0.1
73,445 (1)	Wise Group PLC - Class A	880,423	0.0
		243,448,019	10.6
	United States: 8.2%
123,901	Aegon Ltd.	1,054,443	0.0
51,117	Alcon, Inc.	3,446,816	0.2
250	AP Moller - Maersk A/S - Class A	577,072	0.0
342	AP Moller - Maersk A/S - Class B	812,437	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
1,606,135	BP PLC	$9,899,835	0.4
7,729 (2)	Buzzi Unicem SpA	395,897	0.0
92,165	Experian PLC	3,106,302	0.1
48,997	Ferrovial SE	3,358,271	0.2
911,188	Haleon PLC	4,198,899	0.2
52,190	Holcim AG	4,705,593	0.2
14,594	InterContinental Hotels Group PLC	2,508,455	0.1
263,567	Nestle SA	27,032,792	1.2
187,338	Novartis AG, Reg	29,279,508	1.3
21,238 (1)	Octave Intelligence PLC, SDR	342,564	0.0
21,117	QIAGEN NV	816,890	0.0
71,869	Roche Holding AG	29,544,367	1.3
3,001	Roche Holding AG - Class BR	1,257,296	0.1
111,601	Sanofi	9,542,258	0.4
56,085	Schneider Electric SE	18,352,394	0.8
574,476 (2)	Shell PLC	22,321,318	1.0
15,004 (1)	Spotify Technology SA	6,888,787	0.3
207,480 (1)	Stellantis NV (STLAM)	1,185,189	0.1
41,997	Sunbelt Rentals Holdings, Inc.	3,063,621	0.1
30,562	Swiss Re AG	4,857,827	0.2
32,898	Tenaris SA	910,690	0.0
		189,459,521	8.2
	Total Common Stock (Cost $1,487,560,847)	2,206,561,566	96.0

PREFERRED STOCK: 0.2%
	Germany: 0.2%
11,211 (2)	Dr Ing hc F Porsche AG	559,694	0.0
15,492	Henkel AG & Co. KGaA	1,302,868	0.1
15,664	Porsche Automobil Holding SE	483,822	0.0
2,580 (2)	Sartorius AG	676,857	0.0
21,094	Volkswagen AG	1,692,183	0.1
		4,715,424	0.2
	Total Preferred Stock (Cost $6,625,363)	4,715,424	0.2

RIGHT: 0.0%
	Spain: 0.0%
50,884 (1)	EDP Renewables SA	568,102	0.0

	Total Right (Cost $621,609)	568,102	0.0
	Total Long-Term Investments (Cost $1,494,807,819)	2,211,845,092	96.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
	Commercial Paper: 0.8%
947,000 (4)	ANZ Group Holdings Ltd., 3.900%, 11/03/2026	934,133	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
950,000 (4)	AstraZeneca PLC, 3.830%, 07/23/2026	$947,660	0.0
950,000 (4)	BNP Paribas SA, 3.980%, 09/03/2026	943,524	0.0
950,000 (4)	Charles Schwab & Co., Inc., 3.890%, 08/13/2026	945,542	0.0
600,000 (4)	Commonwealth Bank of Australia, 3.790%, 08/19/2026	600,056	0.0
950,000 (4)	Dnb Bank Asa, 3.830%, 12/11/2026	950,672	0.1
950,000 (4)	DZ Bank AG, 3.920%, 08/10/2026	945,913	0.0
950,000 (4)	LLoyds Bank PLC, 3.780%, 08/24/2026	944,514	0.0
950,000 (4)	MACQUARIE BANK Ltd., 3.890%, 11/06/2026	950,150	0.1
950,000 (4)	National Australia Bank Ltd., 3.960%, 11/30/2026	934,080	0.0
950,000 (4)	Oversea Chinese Banking Corp. Ltd., 3.880%, 11/13/2026	950,080	0.0
950,000 (4)	Royal Bank Of Canada, 3.870%, 12/11/2026	951,122	0.1
950,000 (4)	Skandinaviska Enskilda Banken AB, 3.880%, 09/16/2026	950,496	0.1
950,000 (4)	Societe Generale S.A., 3.980%, 08/03/2026	946,753	0.0
550,000 (4)	Sumitomo Mitsui Banking Corp., 3.930%, 10/13/2026	550,461	0.0
950,000 (4)	Svenska Handelsbanken AB, 3.850%, 11/27/2026	950,693	0.1
950,000 (4)	Swedbank AB A, 3.890%, 09/16/2026	950,546	0.1
950,000 (4)	UBS AG, 3.970%, 10/21/2026	950,030	0.0
950,000 (4)	United Overseas Bank Ltd., 3.800%, 08/03/2026	950,174	0.1
950,000 (4)	Westpac Banking Corp., 3.920%, 10/15/2026	950,440	0.1
	Total Commercial Paper (Cost $18,197,039)	18,197,039	0.8
	Certificates of Deposits: 0.3%
950,000 (4)	Bank of America N.A., 3.820%, 09/02/2026	950,158	0.0
950,000 (4)	Bank of Nova Scotia, 3.900%, 09/16/2026	950,571	0.1
950,000 (4)	Canadian Imperial Bank of Commerce, 3.910%, 09/18/2026	950,412	0.1
950,000 (4)(5)	Mizuho Bank Ltd. ycd, 3.810%, (SOFRRATE + 0.190%), 08/10/2026	950,099	0.0
950,000 (4)(5)	MUFG Bank Ltd. Ycd, 3.970%, (SOFRRATE + 0.350%), 09/10/2026	950,347	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
900,000 (4)	Sumitomo Mitsui Trust NY, 3.920%, 07/06/2026	$900,046	0.0
950,000 (4)	Toronto-Dominion Bank, 3.820%, 09/11/2026	949,734	0.0
	Total Certificates of Deposits (Cost $6,601,367)	6,601,367	0.3
	Corporate Bonds/Notes: 0.1%
900,000 (4)(5)	Cooperatieve Rabobank UA, 4.030%, (SOFRINDX + 0.620%), 08/28/2026	900,558	0.0
950,000 (4)(5)	Toyota Motor Credit Corp., 3.850%, (SOFRRATE + 0.770%), 08/07/2026	950,412	0.1
	Total Corporate Bonds/ Notes (Cost $1,850,970)	1,850,970	0.1
	Repurchase Agreements: 1.4%
3,451,437 (4)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $3,451,781, collateralized by a U.S. Government Security, 4.125%, Market Value plus accrued interest $3,520,466, due 03/31/29)	3,451,437	0.1
1,413,041 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,413,182, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,441,302, due 04/07/28-06/20/56)	1,413,041	0.1
5,363,381 (4)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $5,363,917, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $5,470,649, due 12/17/26-05/15/51)	5,363,381	0.2

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
14,755,824 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 06/30/2026, 3.710%, due 07/01/2026 (Repurchase Amount $14,757,324, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%- 7.000%, Market Value plus accrued interest $15,050,940, due 04/15/28-06/01/56)	$14,755,824	0.6
6,033,795 (4)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 06/30/2026, 3.710%, due 07/01/2026 (Repurchase Amount $6,034,408, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.283%, Market Value plus accrued interest $6,155,105, due 12/11/26-05/20/56)	6,033,795	0.3
667,997 (4)	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $668,064, collateralized by various U.S. Government Securities, 3.375%-4.250%, Market Value plus accrued interest $681,357, due 03/15/27-08/31/31)	667,997	0.0
1,240,117 (4)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,240,241, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,265,081, due 05/01/31-05/01/56)	1,240,117	0.1
	Total Repurchase Agreements (Cost $32,925,592)	32,925,592	1.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits: 0.2%
1,038,483 (4)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	$1,038,483	0.1
675,041 (4)	DZ Bank AG, 3.610%, 07/01/2026	675,041	0.0
1,625,041 (4)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	1,625,041	0.1
675,041 (4)	Mizuho Bank Ltd., 3.620%, 07/01/2026	675,041	0.0
675,041 (4)	Royal Bank of Canada, 3.670%, 07/01/2026	675,041	0.0
675,041 (4)	Societe Generale S.A., 3.630%, 07/01/2026	675,041	0.0
	Total Time Deposits (Cost $5,363,688)	5,363,688	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
71,629,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $71,629,000)	$71,629,000	3.1

	Total Short-Term Investments (Cost $136,567,656)	136,567,656	5.9
	Total Investments in Securities (Cost $1,631,375,475)	$2,348,412,748	102.1
	Liabilities in Excess of Other Assets	(49,042,558)	(2.1)
	Net Assets	$2,299,370,190	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	24.1%
Industrials	18.2
Information Technology	11.8
Health Care	10.0
Consumer Discretionary	7.8
Consumer Staples	6.5
Materials	5.8
Utilities	3.7
Communication Services	3.6
Energy	3.2
Real Estate	1.5
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$159,887,143	$—	$159,887,143
Austria	—	7,964,044	—	7,964,044
Belgium	—	19,613,156	—	19,613,156
Brazil	—	716,883	—	716,883
Chile	—	1,791,438	—	1,791,438
China	—	9,581,628	—	9,581,628
Côte d’Ivoire	—	1,068,818	—	1,068,818
Czechia	219,619	—	—	219,619
Denmark	2,275,174	33,736,757	—	36,011,931
Finland	—	26,994,293	—	26,994,293
France	—	181,518,977	—	181,518,977
Germany	—	186,841,258	—	186,841,258
Guatemala	862,946	—	—	862,946
Hong Kong	1,179,883	33,262,583	—	34,442,466
Indonesia	1,023,000	—	—	1,023,000
Ireland	2,403,037	7,418,020	—	9,821,057
Israel	5,086,628	20,253,715	—	25,340,343
Italy	722,374	72,620,269	—	73,342,643
Japan	1,094,911	523,273,467	—	524,368,378
Luxembourg	—	3,854,314	—	3,854,314
Macao	—	1,174,896	—	1,174,896
Mexico	—	686,285	—	686,285
Netherlands	10,217,036	124,923,938	—	135,140,974
New Zealand	—	4,756,178	—	4,756,178
Nigeria	—	334,151	—	334,151
Norway	2,190,381	9,791,641	—	11,982,022
Poland	—	450,692	—	450,692
Portugal	—	3,988,633	—	3,988,633
Singapore	4,604,884	36,099,323	—	40,704,207
South Africa	—	5,320,197	—	5,320,197
South Korea	—	699,409	—	699,409
Spain	—	83,863,089	—	83,863,089
Sweden	—	67,202,281	—	67,202,281
Switzerland	1,188,119	110,898,558	—	112,086,677
United Kingdom	3,125,611	240,322,408	—	243,448,019
United States	8,620,860	180,838,661	—	189,459,521
Total Common Stock	44,814,463	2,161,747,103	—	2,206,561,566
Preferred Stock	—	4,715,424	—	4,715,424
Right	568,102	—	—	568,102
Short-Term Investments	71,629,000	64,938,656	—	136,567,656
Total Investments, at fair value	$117,011,565	$2,231,401,183	$—	$2,348,412,748
Other Financial Instruments+
Futures	199,827	—	—	199,827
Total Assets	$117,211,392	$2,231,401,183	$—	$2,348,612,575

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI EAFE Index	578	09/18/26	$90,899,170	$199,827
			$90,899,170	$199,827

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$199,827
Total Asset Derivatives		$199,827

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$4,665,734
Total	$4,665,734

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$35,685
Total	$35,685

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,664,027,533.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$768,065,024
Gross Unrealized Depreciation	(79,430,070)
Net Unrealized Appreciation	$688,634,954

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 3.5%
6,490 (1)	AST SpaceMobile, Inc.	$576,701	0.2
1,984 (1)	Charter Communications, Inc. - Class A	282,145	0.1
3,483 (1)	EchoStar Corp. - Class A	353,524	0.1
6,350	Electronic Arts, Inc.	1,302,004	0.4
5,054	Fox Corp. - Class A	263,617	0.1
3,491	Fox Corp. - Class B	163,518	0.0
1,306 (1)	Globalstar, Inc.	106,165	0.0
1,609 (1)	IAC, Inc.	74,271	0.0
2,355	Iridium Communications, Inc.	129,172	0.0
432 (1)	Liberty Broadband Corp. - Class A	14,377	0.0
2,943 (1)	Liberty Broadband Corp. - Class C	97,884	0.0
4,277 (1)	Liberty Global Ltd. - Class A	48,629	0.0
3,194 (1)	Liberty Global Ltd. - Class C	35,134	0.0
599 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	52,436	0.0
5,509 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	524,126	0.2
4,054 (1)	Live Nation Entertainment, Inc.	742,328	0.2
407 (1)	Madison Square Garden Sports Corp.	163,549	0.0
5,891	Match Group, Inc.	224,153	0.1
2,292	Millicom International Cellular SA	208,022	0.1
3,904	New York Times Co. - Class A	273,202	0.1
9,396	News Corp. - Class A	233,303	0.1
3,089	News Corp. - Class B	86,677	0.0
722	Nexstar Media Group, Inc.	128,942	0.0
1,614 (1)	NIQ Global Intelligence PLC	15,091	0.0
7,179	Omnicom Group, Inc.	522,847	0.2
12,416 (1)	Pinterest, Inc. - Class A	261,108	0.1
3,383 (1)	Reddit, Inc. - Class A	587,221	0.2
16,104 (1)	ROBLOX Corp. - Class A	875,736	0.2
3,311 (1)	Roku, Inc.	457,382	0.1
4,491	Sirius XM Holdings, Inc.	132,664	0.0
4,644 (1)	Take-Two Interactive Software, Inc.	1,160,907	0.3
1,569	TKO Group Holdings, Inc.	315,855	0.1
10,607 (1)	Trade Desk, Inc. - Class A	191,775	0.1
3,581	Versant Media Group, Inc.	128,952	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
61,008 (1)	Warner Bros Discovery, Inc.	$1,626,473	0.5
		12,359,890	3.5

	Consumer Discretionary: 9.2%
14,289	ADT, Inc.	92,878	0.0
4,655 (1)	Amer Sports, Inc.	157,525	0.1
5,367 (1)	Aptiv PLC	329,426	0.1
6,641	Aramark	377,873	0.1
624 (1)	AutoNation, Inc.	115,933	0.0
5,097	Bath & Body Works, Inc.	117,894	0.0
4,990	Best Buy Co., Inc.	378,641	0.1
1,018 (1)(2)	Birkenstock Holding PLC	43,805	0.0
5,197	BorgWarner, Inc.	345,081	0.1
1,294	Boyd Gaming Corp.	114,299	0.0
1,329 (1)	Bright Horizons Family Solutions, Inc.	94,200	0.0
1,638	Brunswick Corp.	137,985	0.0
1,588 (1)	Burlington Stores, Inc.	503,078	0.1
5,119 (1)	Caesars Entertainment, Inc.	154,491	0.0
3,588 (1)	CarMax, Inc.	189,769	0.1
32,345	Carnival Corp. Ltd.	924,097	0.3
2,546 (1)(2)	Cava Group, Inc.	199,810	0.1
5,917 (1)	Chewy, Inc. - Class A	116,269	0.0
32,378 (1)	Chipotle Mexican Grill, Inc.	1,100,852	0.3
706 (2)	Choice Hotels International, Inc.	77,851	0.0
1,666	Churchill Downs, Inc.	149,340	0.0
545	Columbia Sportswear Co.	33,692	0.0
31,593 (1)	Coupang, Inc.	548,770	0.2
1,233 (1)	Crocs, Inc.	148,749	0.0
6,373	D.R. Horton, Inc.	1,038,034	0.3
2,903	Darden Restaurants, Inc.	598,047	0.2
3,572 (1)	Deckers Outdoor Corp.	354,664	0.1
1,602	Dick’s Sporting Goods, Inc.	363,350	0.1
81	Dillard’s, Inc. - Class A	42,802	0.0
756	Domino’s Pizza, Inc.	223,806	0.1
12,089 (1)	DraftKings, Inc. - Class A	305,368	0.1
976 (1)	Duolingo, Inc.	112,260	0.0
2,975 (1)	Dutch Bros, Inc. - Class A	213,635	0.1
11,269	eBay, Inc.	1,259,311	0.4
2,376 (1)	Etsy, Inc.	178,984	0.1
2,893	Expedia Group, Inc.	740,261	0.2
1,376 (1)	Five Below, Inc.	247,391	0.1
2,700 (1)	Floor & Decor Holdings, Inc. - Class A	160,272	0.1
3,591 (1)	Flutter Entertainment PLC - Class DI	366,892	0.1
99,112	Ford Motor Co.	1,377,657	0.4
10,386 (1)(2)	GameStop Corp. - Class A	229,323	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,638	Gap, Inc.	$105,318	0.0
4,166	Garmin Ltd.	989,592	0.3
5,374	Gentex Corp.	135,801	0.0
3,483	Genuine Parts Co.	410,924	0.1
658 (1)	Grand Canyon Education, Inc.	94,166	0.0
3,182	H&R Block, Inc.	121,171	0.0
3,566	Hasbro, Inc.	294,516	0.1
1,006	Hyatt Hotels Corp. - Class A	195,003	0.1
6,995	Las Vegas Sands Corp.	323,099	0.1
1,280	Lear Corp.	171,597	0.1
5,184	Lennar Corp. - Class A	469,100	0.1
231	Lennar Corp. - Class B	20,492	0.0
496 (1)	Liberty Live Holdings, Inc. - Class A	50,225	0.0
1,223 (1)	Liberty Live Holdings, Inc. - Class C	129,198	0.0
569	Lithia Motors, Inc.	165,289	0.1
6,438	LKQ Corp.	169,513	0.1
2,529 (1)	Lululemon Athletica, Inc.	288,761	0.1
6,680	Macy’s, Inc.	157,314	0.1
7,315 (1)	Mattel, Inc.	101,532	0.0
4,716 (1)	MGM Resorts International	225,472	0.1
1,318 (1)	Modine Manufacturing Co.	351,932	0.1
1,269 (1)	Mohawk Industries, Inc.	153,968	0.0
424	Murphy USA, Inc.	228,481	0.1
11,580 (1)	Norwegian Cruise Line Holdings Ltd.	244,454	0.1
67 (1)	NVR, Inc.	456,498	0.1
1,537 (1)	Ollie’s Bargain Outlet Holdings, Inc.	118,165	0.0
5,732 (1)	On Holding AG - Class A	203,027	0.1
448	Penske Automotive Group, Inc.	80,170	0.0
2,003 (1)	Planet Fitness, Inc. - Class A	104,497	0.0
815	Pool Corp.	175,143	0.1
4,796	PulteGroup, Inc.	658,059	0.2
1,149	PVH Corp.	85,325	0.0
12,696 (1)	QuantumScape Corp.	95,982	0.0
945	Ralph Lauren Corp.	379,332	0.1
8,696	Restaurant Brands International, Inc.	630,547	0.2
21,325 (1)	Rivian Automotive, Inc. - Class A	369,989	0.1
6,376	Royal Caribbean Cruises Ltd.	2,024,571	0.6
3,400	Service Corp. International	258,264	0.1
2,123 (1)	SharkNinja, Inc.	323,269	0.1
5,129	Tapestry, Inc.	750,783	0.2
5,161	Tempur Sealy International, Inc.	404,622	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,666	Texas Roadhouse, Inc.	$321,921	0.1
1,275	Thor Industries, Inc.	95,829	0.0
2,390	Toll Brothers, Inc.	393,752	0.1
711 (1)	TopBuild Corp.	252,071	0.1
13,332	Tractor Supply Co.	421,425	0.1
1,504	Travel + Leisure Co.	114,951	0.0
1,102 (1)	Ulta Beauty, Inc.	496,980	0.1
888 (2)	Vail Resorts, Inc.	120,901	0.0
3,226 (1)	Valvoline, Inc.	127,556	0.0
8,906	VF Corp.	148,552	0.0
4,491 (1)	Viking Holdings Ltd.	470,073	0.1
2,639 (1)	Wayfair, Inc. - Class A	243,896	0.1
1,592	Whirlpool Corp.	62,757	0.0
2,963	Williams-Sonoma, Inc.	690,675	0.2
687	Wingstop, Inc.	119,133	0.0
1,857	Wyndham Hotels & Resorts, Inc.	156,378	0.1
1,924	Wynn Resorts Ltd.	186,801	0.1
1,899 (1)	YETI Holdings, Inc.	94,114	0.0
7,008	Yum! Brands, Inc.	1,120,299	0.3
		32,617,590	9.2

	Consumer Staples: 4.7%
8,411	Albertsons Cos., Inc. - Class A	113,801	0.0
12,162	Archer-Daniels-Midland Co.	929,177	0.3
3,273 (1)	BJ’s Wholesale Club Holdings, Inc.	285,471	0.1
1,068	Brown-Forman Corp. - Class A	29,220	0.0
3,412	Brown-Forman Corp. - Class B	90,930	0.0
3,367	Bunge Global SA	359,360	0.1
5,028 (2)	Campbell Soup Co.	111,974	0.0
935	Casey’s General Stores, Inc.	743,129	0.2
4,320 (1)	Celsius Holdings, Inc.	126,490	0.0
6,005	Church & Dwight Co., Inc.	581,764	0.2
3,054	Clorox Co.	291,474	0.1
1,436	Coca-Cola Consolidated, Inc.	274,161	0.1
12,081	Conagra Brands, Inc.	162,610	0.1
3,501	Constellation Brands, Inc. - Class A	486,954	0.1
3,969 (1)	Darling Ingredients, Inc.	216,787	0.1
5,578	Dollar General Corp.	642,084	0.2
4,698 (1)	Dollar Tree, Inc.	568,223	0.2
1,464 (1)	e.l.f. Beauty, Inc.	108,336	0.0
6,257	Estee Lauder Cos., Inc. - Class A	493,990	0.1
1,227 (1)	Freshpet, Inc.	72,540	0.0
13,521	General Mills, Inc.	470,531	0.1
3,707	Hershey Co.	650,393	0.2
7,347	Hormel Foods Corp.	182,353	0.1
1,587	Ingredion, Inc.	150,305	0.0
8,270	JBS NV - Class A	97,999	0.0
2,650	JM Smucker Co.	298,125	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
48,073	Kenvue, Inc.	$918,675	0.3
32,859	Keurig Dr Pepper, Inc.	1,075,475	0.3
8,375	Kimberly-Clark Corp.	919,324	0.3
21,685	Kraft Heinz Co.	512,200	0.2
14,133	Kroger Co.	784,805	0.2
3,345	Lamb Weston Holdings, Inc.	144,437	0.0
3,883 (1)	Maplebear, Inc.	183,860	0.1
6,455	McCormick & Co., Inc.	325,461	0.1
3,882	Molson Coors Beverage Co. - Class B	151,243	0.0
3,814 (1)	Performance Food Group Co.	426,367	0.1
1,075	Pilgrim’s Pride Corp.	30,218	0.0
1,030 (1)	Post Holdings, Inc.	90,908	0.0
6,176	Primo Brands Corp. - Class A	150,941	0.0
1,383	Reynolds Consumer Products, Inc.	37,134	0.0
6	Seaboard Corp.	26,786	0.0
1,166	Smithfield Foods, Inc.	28,287	0.0
2,373 (1)	Sprouts Farmers Market, Inc.	200,708	0.1
12,128	Sysco Corp.	1,013,658	0.3
6,981	Tyson Foods, Inc. - Class A	399,662	0.1
5,560 (1)	US Foods Holding Corp.	568,510	0.2
		16,526,840	4.7

	Energy: 5.7%
8,367	Antero Midstream Corp.	190,349	0.1
7,525 (1)	Antero Resources Corp.	264,428	0.1
8,940	APA Corp.	291,176	0.1
25,176	Baker Hughes Co.	1,397,268	0.4
5,307	Cheniere Energy, Inc.	1,268,426	0.4
5,767	Chesapeake Energy Corp.	525,893	0.2
1,427	Chord Energy Corp.	163,106	0.0
28,583	Devon Energy Corp.	1,181,050	0.3
4,857	Diamondback Energy, Inc.	853,763	0.2
2,578	DT Midstream, Inc.	378,296	0.1
15,297	EQT Corp.	813,341	0.2
21,126	Halliburton Co.	717,228	0.2
3,924	HF Sinclair Corp.	273,307	0.1
49,311	Kinder Morgan, Inc.	1,576,473	0.4
7,460	Marathon Petroleum Corp.	1,907,298	0.5
2,927	Matador Resources Co.	145,706	0.0
9,054	NOV, Inc.	167,952	0.0
18,388	Occidental Petroleum Corp.	893,105	0.3
15,983	ONEOK, Inc.	1,389,562	0.4
7,169	Ovintiv, Inc.	377,448	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
20,028	Permian Resources Corp. - Class A	$368,715	0.1
10,167	Phillips 66	1,718,731	0.5
5,912	Range Resources Corp.	219,867	0.1
5,383	Targa Resources Corp.	1,443,398	0.4
10,017	TechnipFMC PLC	664,127	0.2
1,492	Texas Pacific Land Corp.	652,959	0.2
4,801	Viper Energy, Inc. - Class A	203,562	0.1
1,789	Weatherford International PLC	145,804	0.0
1,069 (1)	X-Energy, Inc.	19,627	0.0
		20,211,965	5.7

	Financials: 13.5%
647	Affiliated Managers Group, Inc.	218,945	0.1
7,102 (1)	Affirm Holdings, Inc.	579,168	0.2
29,050	AGNC Investment Corp.	316,645	0.1
6,505	Allstate Corp.	1,547,800	0.4
7,015	Ally Financial, Inc.	322,339	0.1
1,680	American Financial Group, Inc.	235,099	0.1
13,511	American International Group, Inc.	1,006,975	0.3
2,300	Ameriprise Financial, Inc.	1,055,148	0.3
18,605	Annaly Capital Management, Inc.	416,008	0.1
8,815 (1)	Arch Capital Group Ltd.	855,584	0.2
4,990	Ares Management Corp. - Class A	555,437	0.2
1,255	Assurant, Inc.	337,005	0.1
1,053	Assured Guaranty Ltd.	84,409	0.0
1,707	Axis Capital Holdings Ltd.	183,400	0.0
150	Axis Capital Holdings Ltd.	16,116	0.0
2,614	Bank OZK	136,163	0.0
13,204 (1)	Block, Inc.	1,003,504	0.3
16,692	Blue Owl Capital, Inc.	146,055	0.0
478	BOK Financial Corp.	66,385	0.0
1,440 (1)	Brighthouse Financial, Inc.	91,152	0.0
7,480	Brown & Brown, Inc.	479,842	0.1
526 (1)(2)	Bullish	12,324	0.0
6,729	Carlyle Group, Inc.	283,358	0.1
2,656	Cboe Global Markets, Inc.	644,532	0.2
495	Central BanCo, Inc.	15,038	0.0
6,587 (1)	Chime Financial, Inc. - Class A	134,902	0.0
3,860	Cincinnati Financial Corp.	714,640	0.2
10,713	Citizens Financial Group, Inc.	750,660	0.2

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
518	CNA Financial Corp.	$25,180	0.0
5,571 (1)	Coinbase Global, Inc. - Class A	814,425	0.2
7,310	Columbia Banking System, Inc.	234,286	0.1
3,433	Commerce Bancshares, Inc.	198,256	0.1
6,242	Corebridge Financial, Inc.	178,708	0.0
1,617 (1)	Corpay, Inc.	538,898	0.2
93 (1)	Credit Acceptance Corp.	59,217	0.0
1,497	Cullen/Frost Bankers, Inc.	231,316	0.1
3,448	East West Bancorp, Inc.	445,102	0.1
7,093	Equitable Holdings, Inc.	311,241	0.1
894 (1)	Euronet Worldwide, Inc.	65,432	0.0
930	Evercore, Inc. - Class A	317,539	0.1
1,003	Everest Re Group Ltd.	358,302	0.1
8,902	F.N.B. Corp.	169,850	0.0
917	FactSet Research Systems, Inc.	210,983	0.1
6,451	Fidelity National Financial, Inc.	304,229	0.1
13,121	Fidelity National Information Services, Inc.	510,144	0.1
22,933	Fifth Third Bancorp	1,292,733	0.4
3,587 (1)	Figure Technology Solutions, Inc. - Class A	110,157	0.0
2,473	First American Financial Corp.	169,623	0.0
203	First Citizens BancShares, Inc. - Class A	422,400	0.1
3,066	First Hawaiian, Inc.	89,834	0.0
12,007	First Horizon Corp.	307,860	0.1
13,447 (1)	Fiserv, Inc.	659,575	0.2
6,797	Franklin Resources, Inc.	226,136	0.1
458 (1)(2)	Freedom Holding Corp.	59,755	0.0
4,738 (1)	Galaxy Digital, Inc. - Class A	129,537	0.0
5,833	Global Payments, Inc.	423,242	0.1
1,979	Globe Life, Inc.	353,608	0.1
991	Hamilton Lane, Inc. - Class A	78,121	0.0
881	Hanover Insurance Group, Inc.	188,640	0.1
6,941	Hartford Financial Services Group, Inc.	919,821	0.3
1,382	Houlihan Lokey, Inc.	185,368	0.1
51,078	Huntington Bancshares, Inc.	905,613	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,125	Invesco Ltd.	$240,809	0.1
1,823	Jack Henry & Associates, Inc.	251,100	0.1
3,844	Jefferies Financial Group, Inc.	192,123	0.1
23,484	KeyCorp	541,306	0.2
554	Kinsale Capital Group, Inc.	182,715	0.0
2,366	Lazard, Inc.	99,230	0.0
4,355	Lincoln National Corp.	153,949	0.0
4,239	Loews Corp.	479,897	0.1
2,030	LPL Financial Holdings, Inc.	571,810	0.2
3,719	M&T Bank Corp.	885,159	0.2
313 (1)	Markel Corp.	611,292	0.2
893	MarketAxess Holdings, Inc.	101,347	0.0
5,265	MGIC Investment Corp.	148,473	0.0
494	Morningstar, Inc.	77,074	0.0
1,784	MSCI, Inc.	999,111	0.3
11,334	Nasdaq, Inc.	893,346	0.3
4,657	Northern Trust Corp.	809,573	0.2
5,714	Old Republic International Corp.	233,817	0.1
2,926	OneMain Holdings, Inc.	178,398	0.0
22,714	PayPal Holdings, Inc.	980,791	0.3
3,784	Pinnacle Financial Partners, Inc.	381,730	0.1
1,617	Popular, Inc.	265,479	0.1
794	Primerica, Inc.	225,655	0.1
5,427	Principal Financial Group, Inc.	584,922	0.2
2,918	Prosperity Bancshares, Inc.	213,102	0.1
8,822	Prudential Financial, Inc.	952,158	0.3
4,482	Raymond James Financial, Inc.	681,398	0.2
21,652	Regions Financial Corp.	653,890	0.2
1,660	Reinsurance Group of America, Inc.	352,999	0.1
1,058	RenaissanceRe Holdings Ltd.	335,280	0.1
14,099	Rithm Capital Corp.	132,390	0.0
2,075	RLI Corp.	122,570	0.0
19,482 (1)	Robinhood Markets, Inc. - Class A	1,953,655	0.6
24,564 (1)	Rocket Cos., Inc. - Class A	386,883	0.1
2,817	Ryan Specialty Holdings, Inc.	106,370	0.0
2,579	SEI Investments Co.	226,204	0.1
1,422 (1)(2)	Shift4 Payments, Inc. - Class A	69,166	0.0
4,725	SLM Corp.	122,567	0.0
32,008 (1)	SoFi Technologies, Inc.	573,903	0.2
2,459	Southstate Bank Corp.	245,654	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
8,864	Starwood Property Trust, Inc.	$145,192	0.0
6,784	State Street Corp.	1,150,566	0.3
3,780	Stifel Financial Corp.	263,731	0.1
8,517	Synchrony Financial	647,718	0.2
5,341	T. Rowe Price Group, Inc.	607,218	0.2
1,283	TFS Financial Corp.	22,735	0.0
12,084 (1)	Toast, Inc. - Class A	336,177	0.1
3,680	TPG, Inc.	149,224	0.0
2,941	Tradeweb Markets, Inc. - Class A	293,100	0.1
4,016	Unum Group	359,030	0.1
7,033	UWM Holdings Corp.	16,106	0.0
2,096	Virtu Financial, Inc. - Class A	124,859	0.0
2,329 (3)	Voya Financial, Inc.	210,844	0.1
5,753	W.R. Berkley Corp.	405,759	0.1
4,088	Webster Financial Corp.	312,405	0.1
2,685	Western Alliance Bancorp	220,707	0.1
7,775	Western Union Co.	59,868	0.0
867 (1)	WEX, Inc.	122,325	0.0
61	White Mountains Insurance Group Ltd.	126,477	0.0
2,392	Willis Towers Watson PLC	625,197	0.2
1,682	Wintrust Financial Corp.	270,331	0.1
9,955	XP, Inc. - Class A	161,868	0.0
3,678	Zions Bancorp NA	254,481	0.1
		47,806,977	13.5

	Health Care: 10.7%
7,162	Agilent Technologies, Inc.	951,328	0.3
1,696 (1)	Align Technology, Inc.	286,047	0.1
3,380 (1)	Alnylam Pharmaceuticals, Inc.	1,017,481	0.3
4,735	AmerisourceBergen Corp.	1,339,910	0.4
3,425 (1)	Arrowhead Pharmaceuticals, Inc.	279,172	0.1
1,262 (1)	Ascendis Pharma A/S, ADR	336,601	0.1
16,710 (1)	Avantor, Inc.	165,429	0.0
1,093 (1)	Axsome Therapeutics, Inc.	267,534	0.1
13,027	Baxter International, Inc.	277,736	0.1
7,208	Becton Dickinson and Co.	1,090,787	0.3
3,737 (1)	Biogen, Inc.	807,416	0.2
4,862 (1)	BioMarin Pharmaceutical, Inc.	278,204	0.1
460 (1)	Bio-Rad Laboratories, Inc. - Class A	135,061	0.0
3,965 (2)	Bio-Techne Corp.	280,127	0.1
4,287 (1)	Bridgebio Pharma, Inc.	319,296	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,812	Bruker Corp.	$169,226	0.0
5,937	Cardinal Health, Inc.	1,410,394	0.4
3,126 (1)	Caris Life Sciences, Inc.	55,705	0.0
12,510 (1)	Centene Corp.	803,017	0.2
1,243 (1)	Charles River Laboratories International, Inc.	281,900	0.1
330	Chemed Corp.	153,694	0.0
4,929 (1)	Cooper Cos., Inc.	353,458	0.1
2,404 (1)	Corcept Therapeutics, Inc.	209,028	0.1
817 (1)	DaVita, Inc.	181,766	0.0
9,728 (1)	Dexcom, Inc.	655,181	0.2
3,269 (1)	Doximity, Inc. - Class A	67,799	0.0
14,454 (1)	Edwards Lifesciences Corp.	1,307,509	0.4
12,529 (1)	Elanco Animal Health, Inc.	308,339	0.1
2,495	Encompass Health Corp.	252,195	0.1
1,433	Ensign Group, Inc.	229,710	0.1
4,105 (1)	Envista Holdings Corp.	108,167	0.0
6,321 (1)	Exelixis, Inc.	343,926	0.1
11,517	GE HealthCare Technologies, Inc.	737,203	0.2
2,842 (1)	Globus Medical, Inc. - Class A	224,546	0.1
3,228 (1)	Guardant Health, Inc.	484,297	0.1
2,978 (1)	Halozyme Therapeutics, Inc.	233,088	0.1
2,500 (1)	Henry Schein, Inc.	208,800	0.1
3,046	Humana, Inc.	1,209,932	0.3
2,004 (1)	IDEXX Laboratories, Inc.	1,054,986	0.3
3,853 (1)	Illumina, Inc.	677,473	0.2
4,202 (1)	Incyte Corp.	476,339	0.1
5,439 (1)	Insmed, Inc.	579,906	0.2
1,754 (1)	Insulet Corp.	267,046	0.1
4,168 (1)	Ionis Pharmaceuticals, Inc.	330,481	0.1
4,220 (1)	IQVIA Holdings, Inc.	815,388	0.2
1,512 (1)	Jazz Pharmaceuticals PLC	364,347	0.1
2,080	Labcorp Holdings, Inc.	582,400	0.2
454 (1)	Madrigal Pharmaceuticals, Inc.	243,775	0.1
11,375 (1)	Medline, Inc. - Class A	448,630	0.1
585 (1)	Medpace Holdings, Inc.	309,810	0.1
512 (1)	Mettler-Toledo International, Inc.	654,085	0.2
9,227 (1)	Moderna, Inc.	646,167	0.2
1,305 (1)	Molina Healthcare, Inc.	298,453	0.1
3,463 (1)	Natera, Inc.	940,031	0.3
2,510 (1)	Neurocrine Biosciences, Inc.	423,023	0.1
6,637	Organon & Co.	89,865	0.0
965 (1)	Penumbra, Inc.	304,699	0.1
5,213	QIAGEN N.V.	203,828	0.1
See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,800	Quest Diagnostics, Inc.	$593,460	0.2
1,350 (1)	Repligen Corp.	184,194	0.0
3,684	ResMed, Inc.	717,938	0.2
4,851 (1)	Revolution Medicines, Inc.	908,495	0.3
2,831	Revvity, Inc.	314,977	0.1
12,407 (1)	Roivant Sciences Ltd.	439,084	0.1
10,491	Royalty Pharma PLC - Class A	588,230	0.2
3,746 (1)	Solventum Corp.	289,004	0.1
7,080 (1)	Sotera Health Co.	125,670	0.0
2,482	STERIS PLC	522,635	0.1
3,425 (1)(2)	Summit Therapeutics, Inc.	49,902	0.0
1,119	Teleflex, Inc.	141,844	0.0
2,725 (1)(2)	Tempus AI, Inc. - Class A	157,859	0.0
2,166 (1)	Tenet Healthcare Corp.	405,215	0.1
1,050 (1)	United Therapeutics Corp.	568,921	0.2
1,285	Universal Health Services, Inc. - Class B	191,067	0.0
3,783 (1)	Veeva Systems, Inc. - Class A	671,369	0.2
29,470	Viatris, Inc.	467,984	0.1
2,869 (1)	Viking Therapeutics, Inc.	111,920	0.0
2,492 (1)	Waters Corp.	934,600	0.3
1,773	West Pharmaceutical Services, Inc.	636,507	0.2
4,909	Zimmer Biomet Holdings, Inc.	422,616	0.1
10,673	Zoetis, Inc.	766,962	0.2
		37,742,194	10.7

	Industrials: 18.4%
2,833	A.O. Smith Corp.	177,686	0.1
1,728	AAON, Inc.	219,214	0.1
767	Acuity Brands, Inc.	288,898	0.1
1,843	Advanced Drainage Systems, Inc.	289,277	0.1
3,268	AECOM	228,106	0.1
966 (1)	AeroVironment, Inc.	159,458	0.0
1,519	AGCO Corp.	181,824	0.1
2,813 (1)	Alaska Air Group, Inc.	146,839	0.0
2,157	Allegion PLC	303,037	0.1
2,097	Allison Transmission Holdings, Inc.	236,416	0.1
3,899 (1)	Amentum Holdings, Inc.	80,592	0.0
16,544 (1)	American Airlines Group, Inc.	298,950	0.1
5,800	AMETEK, Inc.	1,403,252	0.4
9,668 (1)	API Group Corp.	409,440	0.1
932	Applied Industrial Technologies, Inc.	315,156	0.1
1,072	Armstrong World Industries, Inc.	171,970	0.0
3,432 (1)	ATI, Inc.	676,447	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
441 (1)	Avis Budget Group, Inc.	$65,193	0.0
1,959 (1)	Axon Enterprise, Inc.	1,098,235	0.3
3,033	Booz Allen Hamilton Holding Corp.	184,012	0.1
2,924	Broadridge Financial Solutions, Inc.	400,442	0.1
2,657 (1)	Builders FirstSource, Inc.	237,748	0.1
2,320	BWX Technologies, Inc.	451,588	0.1
554 (1)	CACI International, Inc. - Class A	256,646	0.1
1,017	Carlisle Cos., Inc.	368,917	0.1
1,224	Carpenter Technology Corp.	755,012	0.2
2,982	CH Robinson Worldwide, Inc.	561,630	0.2
1,209 (1)	Chart Industries, Inc.	252,608	0.1
1,287 (1)	Clean Harbors, Inc.	384,491	0.1
22,079	CNH Industrial NV	247,947	0.1
884	Comfort Systems USA, Inc.	1,752,044	0.5
22,365 (1)	Copart, Inc.	630,469	0.2
4,752 (1)	Core & Main, Inc. - Class A	229,284	0.1
1,255	Crane Co.	279,953	0.1
934	Curtiss-Wright Corp.	707,748	0.2
16,606	Delta Air Lines, Inc.	1,555,318	0.4
2,925	Donaldson Co., Inc.	262,577	0.1
3,380	Dover Corp.	758,066	0.2
753 (1)	Dycom Industries, Inc.	380,709	0.1
1,121	EMCOR Group, Inc.	930,295	0.3
3,005	Equifax, Inc.	476,954	0.1
1,447	Esab Corp.	142,718	0.0
1,291 (1)	Everus Construction Group, Inc.	214,241	0.1
3,780 (1)	ExlService Holdings, Inc.	97,751	0.0
3,359	Expeditors International of Washington, Inc.	547,450	0.2
29,129	Fastenal Co.	1,399,066	0.4
2,776 (1)	Fedex Freight Holding Co., Inc.	419,176	0.1
4,852	Ferguson Enterprises, Inc.	1,151,525	0.3
3,229	Flowserve Corp.	239,463	0.1
3,240 (1)	Forgent Power Solutions, Inc. - Class A	180,986	0.1
7,717	Fortive Corp.	471,432	0.1
2,940	Fortune Brands Innovations, Inc.	161,406	0.0
2,572	FTAI Aviation Ltd.	695,803	0.2
752 (1)	FTI Consulting, Inc.	112,055	0.0
6,335 (1)	Gates Industrial Corp. PLC	177,190	0.1
1,468 (1)	Generac Holdings, Inc.	429,845	0.1
3,935	Genpact Ltd.	108,212	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,594	GFL Environmental, Inc.	$242,593	0.1
4,184	Graco, Inc.	316,352	0.1
2,895 (1)	GXO Logistics, Inc.	146,776	0.0
5,277 (1)	Hayward Holdings, Inc.	91,345	0.0
1,080	HEICO Corp.	384,685	0.1
1,911	HEICO Corp. - Class A	492,866	0.1
1,898	Hexcel Corp.	189,914	0.1
1,343	Hubbell, Inc.	702,658	0.2
993	Huntington Ingalls Industries, Inc.	277,931	0.1
1,877	IDEX Corp.	425,985	0.1
221 (1)	IES Holdings, Inc.	162,360	0.0
9,925	Ingersoll Rand, Inc.	813,751	0.2
2,261	ITT, Inc.	447,135	0.1
2,964	Jacobs Solutions, Inc.	373,464	0.1
1,906	JB Hunt Transport Services, Inc.	551,654	0.2
1,734 (1)	Karman Holdings, Inc.	86,561	0.0
3,181	KBR, Inc.	109,840	0.0
1,351 (1)	Kirby Corp.	183,695	0.1
4,008	Knight-Swift Transportation Holdings, Inc.	312,103	0.1
4,690 (1)	Kratos Defense & Security Solutions, Inc.	233,843	0.1
4,718	L3Harris Technologies, Inc.	1,371,004	0.4
855	Landstar System, Inc.	176,823	0.1
3,178	Leidos Holdings, Inc.	327,239	0.1
799	Lennox International, Inc.	457,787	0.1
1,916	Leonardo DRS, Inc.	81,756	0.0
1,351	Lincoln Electric Holdings, Inc.	358,704	0.1
1,117 (1)	Loar Holdings, Inc.	90,041	0.0
9,572 (1)	Lyft, Inc. - Class A	139,847	0.0
5,115	Masco Corp.	416,208	0.1
1,572 (1)	MasTec, Inc.	654,046	0.2
1,099 (1)	Middleby Corp.	189,039	0.1
922	MSA Safety, Inc.	160,963	0.0
1,149	MSC Industrial Direct Co., Inc. - Class A	136,674	0.0
2,751	Mueller Industries, Inc.	338,180	0.1
3,753 (1)	Nextracker, Inc. - Class A	447,132	0.1
1,338	Nordson Corp.	403,661	0.1
4,074	nVent Electric PLC	690,991	0.2
4,733	Old Dominion Freight Line, Inc.	1,025,168	0.3
1,579	Oshkosh Corp.	242,345	0.1
9,742	Otis Worldwide Corp.	697,527	0.2
2,020	Owens Corning	321,099	0.1
938 (1)	Parsons Corp.	49,142	0.0
8,163	Paychex, Inc.	802,668	0.2
1,038	Paycom Software, Inc.	130,456	0.0
1,102 (1)	Paylocity Holding Corp.	115,192	0.0
4,063	Pentair PLC	311,470	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,074 (1)	Planet Labs PBC	$234,362	0.1
733	Powell Industries, Inc.	209,902	0.1
1,362	Primoris Services Corp.	135,001	0.0
16,449 (1)(2)	QXO, Inc.	284,239	0.1
4,715	RB Global, Inc.	549,062	0.2
791 (1)	RBC Bearings, Inc.	509,451	0.1
1,682	Regal Rexnord Corp.	400,636	0.1
2,501	Robert Half International, Inc.	76,781	0.0
13,620 (1)	Rocket Lab Corp.	1,384,473	0.4
2,849	Rockwell Automation, Inc.	1,410,483	0.4
7,536	Rollins, Inc.	314,553	0.1
951	Ryder System, Inc.	250,845	0.1
676 (1)	Saia, Inc.	284,704	0.1
1,305	Schneider National, Inc. - Class B	47,672	0.0
1,087	Science Applications International Corp.	120,016	0.0
3,665	Sensata Technologies Holding PLC	174,967	0.0
1,043	Simpson Manufacturing Co., Inc.	218,352	0.1
1,105 (1)	SiteOne Landscape Supply, Inc.	126,423	0.0
1,285	Snap-on, Inc.	517,084	0.1
981 (1)	Solv Energy, Inc. - Class A	33,403	0.0
11,676	Southwest Airlines Co.	600,380	0.2
1,233 (1)	SPX Technologies, Inc.	302,295	0.1
5,259	SS&C Technologies Holdings, Inc.	326,321	0.1
5,788 (1)	Standardaero, Inc.	173,119	0.0
3,939	Stanley Black & Decker, Inc.	370,739	0.1
762 (1)	Sterling Infrastructure, Inc.	639,592	0.2
10,402	Sunbelt Rentals Holdings, Inc.	778,174	0.2
6,591	Tetra Tech, Inc.	190,414	0.1
4,388	Textron, Inc.	402,511	0.1
1,632	Timken Co.	237,162	0.1
2,414	Toro Co.	235,172	0.1
4,881	TransUnion	352,115	0.1
2,613 (1)	Trex Co., Inc.	130,755	0.0
2,762	U-Haul Holding Co.	160,892	0.0
1,946	UL Solutions, Inc. - Class A	198,220	0.1
8,195 (1)	United Airlines Holdings, Inc.	1,114,438	0.3
1,583	United Rentals, Inc.	1,793,365	0.5
480	Valmont Industries, Inc.	277,248	0.1
6,224	Veralto Corp.	551,944	0.2
3,320	Verisk Analytics, Inc.	596,040	0.2
625 (1)	Vicor Corp.	237,362	0.1
886	Watsco, Inc.	369,223	0.1
691	Watts Water Technologies, Inc. - Class A	270,492	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,213	WESCO International, Inc.	$419,007	0.1
4,278	Westinghouse Air Brake Technologies Corp.	1,153,349	0.3
4,478	WillScot Mobile Mini Holdings Corp.	129,235	0.0
1,505	Woodward, Inc.	640,287	0.2
1,102	WW Grainger, Inc.	1,499,161	0.4
2,889 (1)	XPO, Inc.	593,083	0.2
6,016	Xylem, Inc.	711,151	0.2
		64,779,095	18.4

	Information Technology: 15.9%
957	Advanced Energy Industries, Inc.	356,837	0.1
3,655 (1)	Akamai Technologies, Inc.	432,058	0.1
3,144 (1)	Allegro MicroSystems, Inc.	218,885	0.1
2,416	Amdocs Ltd.	122,105	0.0
264	Amdocs Ltd.	13,343	0.0
3,161	Amkor Technology, Inc.	272,573	0.1
579 (1)	Appfolio, Inc. - Class A	92,843	0.0
6,459 (1)	Applied Digital Corp.	240,921	0.1
1,956 (1)	Applied Optoelectronics, Inc.	289,801	0.1
1,290 (1)	Arrow Electronics, Inc.	275,299	0.1
3,882 (1)	Astera Labs, Inc.	1,875,084	0.5
4,281 (1)	Atlassian Corp. - Class A	333,019	0.1
30,537 (1)	Aurora Innovation, Inc.	208,262	0.1
5,354 (1)	Autodesk, Inc.	1,040,925	0.3
2,057	Avnet, Inc.	182,703	0.1
4,137	Bentley Systems, Inc. - Class B	123,655	0.0
2,198 (1)	BILL Holdings, Inc.	79,480	0.0
14,292	BitMine Immersion Technologies, Inc.	190,226	0.1
13,896 (1)	CCC Intelligent Solutions Holdings, Inc.	71,703	0.0
3,239	CDW Corp.	455,533	0.1
4,535 (1)	Circle Internet Group, Inc.	284,027	0.1
1,288 (1)	Cirrus Logic, Inc.	191,307	0.1
8,014 (1)	Cloudflare, Inc. - Class A	1,965,674	0.6
4,230	Cognex Corp.	306,337	0.1
12,031	Cognizant Technology Solutions Corp. - Class A	465,961	0.1
4,491 (1)	Coherent Corp.	1,771,565	0.5
8,820 (1)	CoreWeave, Inc. - Class A	877,943	0.3
4,177 (1)	Credo Technology Group Holding Ltd.	1,135,935	0.3
8,329 (1)	Datadog, Inc. - Class A	2,168,538	0.6
2,056 (1)	DigitalOcean Holdings, Inc.	322,854	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,910 (1)	DocuSign, Inc.	$218,102	0.1
1,508	Dolby Laboratories, Inc. - Class A	79,291	0.0
3,855 (1)	Dropbox, Inc. - Class A	105,897	0.0
7,506 (1)	Dynatrace, Inc.	329,588	0.1
2,304 (1)	Elastic NV	131,374	0.0
3,248 (1)	Enphase Energy, Inc.	159,932	0.0
3,854	Entegris, Inc.	693,180	0.2
1,291 (1)	EPAM Systems, Inc.	102,441	0.0
1,434 (1)	F5, Inc.	596,487	0.2
908 (1)	Fabrinet	510,369	0.1
573 (1)	Fair Isaac Corp.	684,609	0.2
5,405 (1)	Figma, Inc. - Class A	97,776	0.0
2,579 (1)	First Solar, Inc.	608,541	0.2
9,286 (1)	Flex Ltd.	1,504,982	0.4
1,967 (1)	FormFactor, Inc.	314,582	0.1
1,654 (1)	Gartner, Inc.	214,391	0.1
13,667	Gen Digital, Inc.	340,172	0.1
3,615 (1)	Gitlab, Inc. - Class A	110,366	0.0
3,198	GLOBALFOUNDRIES, Inc.	263,547	0.1
3,341 (1)	GoDaddy, Inc. - Class A	283,584	0.1
2,143 (1)	Guidewire Software, Inc.	263,696	0.1
33,582	Hewlett Packard Enterprise Co.	1,514,884	0.4
23,173	HP, Inc.	508,416	0.1
1,259 (1)	HubSpot, Inc.	229,780	0.1
1,115	Ingram Micro Holding Corp.	30,584	0.0
9,305 (1)(2)	IonQ, Inc.	495,584	0.1
651 (1)	IPG Photonics Corp.	76,375	0.0
8,190 (1)	IREN Ltd.	374,529	0.1
2,644	Jabil, Inc.	1,019,209	0.3
4,330 (1)	Keysight Technologies, Inc.	1,515,803	0.4
3,525 (1)	Klaviyo, Inc. - Class A	53,227	0.0
5,564 (1)	Kyndryl Holdings, Inc.	62,929	0.0
3,454 (1)	Lattice Semiconductor Corp.	528,324	0.2
630	Littelfuse, Inc.	286,858	0.1
1,802 (1)	Lumentum Holdings, Inc.	1,546,224	0.4
1,697 (1)	MACOM Technology Solutions Holdings, Inc.	645,488	0.2
1,483 (1)	Manhattan Associates, Inc.	206,508	0.1
13,468	Microchip Technology, Inc.	1,228,282	0.4
1,701	MKS Instruments, Inc.	756,605	0.2
1,976 (1)	MongoDB, Inc.	663,738	0.2
4,989	NetApp, Inc.	772,098	0.2
6,568 (1)	Nutanix, Inc. - Class A	334,705	0.1
4,273 (1)	Okta, Inc.	583,051	0.2
9,964 (1)	ON Semiconductor Corp.	941,997	0.3
1,256 (1)	Onto Innovation, Inc.	475,333	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,261	Pegasystems, Inc.	$67,762	0.0
3,067 (1)	Procore Technologies, Inc.	124,582	0.0
3,015 (1)	PTC, Inc.	342,534	0.1
7,909 (1)	Pure Storage, Inc. - Class A	623,150	0.2
5,317	Qnity Electronics, Inc.	868,319	0.2
2,137 (1)	Qorvo, Inc.	199,318	0.1
2,839	Ralliant Corp.	209,036	0.1
2,726 (1)	Rambus, Inc.	361,849	0.1
1,837	RingCentral, Inc. - Class A	71,606	0.0
2,593	Roper Technologies, Inc.	877,445	0.3
3,930 (1)	Rubrik, Inc. - Class A	315,500	0.1
1,659 (1)	SailPoint, Inc.	24,288	0.0
8,715 (1)	Samsara, Inc. - Class A	282,627	0.1
1,287 (1)	Sanmina Corp.	325,714	0.1
2,350 (1)	Semtech Corp.	380,347	0.1
8,121 (1)	SentinelOne, Inc. - Class A	137,813	0.0
563 (1)	SiTime Corp.	419,750	0.1
3,807 (2)	Skyworks Solutions, Inc.	258,115	0.1
8,493 (1)	Snowflake, Inc. - Class A	2,161,468	0.6
14,127 (1)	Super Micro Computer, Inc.	414,345	0.1
1,941	TD SYNNEX Corp.	518,907	0.1
1,167 (1)	Teledyne Technologies, Inc.	778,272	0.2
3,971	Teradyne, Inc.	1,921,329	0.5
9,166 (1)	Terawulf, Inc.	226,400	0.1
5,863 (1)	Trimble, Inc.	300,068	0.1
2,584 (1)	TTM Technologies, Inc.	483,260	0.1
3,750 (1)	Twilio, Inc. - Class A	773,737	0.2
1,066 (1)	Tyler Technologies, Inc.	311,762	0.1
107	Ubiquiti, Inc.	57,141	0.0
10,114 (1)	UiPath, Inc. - Class A	109,939	0.0
9,141 (1)	Unity Software, Inc.	261,250	0.1
1,091	Universal Display Corp.	94,470	0.0
2,068	VeriSign, Inc.	520,226	0.2
5,863 (1)	Viavi Solutions, Inc.	279,958	0.1
3,542	Vontier Corp.	102,718	0.0
5,211 (1)	Workday, Inc. - Class A	637,931	0.2
1,216 (1)	Zebra Technologies Corp. - Class A	320,124	0.1
6,742 (1)	Zoom Video Communications, Inc. - Class A	581,902	0.2
2,649 (1)	Zscaler, Inc.	373,906	0.1
		55,947,702	15.9

	Materials: 5.2%
2,989	Albemarle Corp.	403,605	0.1
6,674	Alcoa Corp.	347,982	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
5,503 (1)	Almonty Industries, Inc.	$91,130	0.0
11,714	Amcor PLC	507,802	0.2
12,810	Anglogold Ashanti PLC	1,036,201	0.3
1,602	AptarGroup, Inc.	200,570	0.1
1,029	Aura Minerals, Inc.	64,776	0.0
1,942	Avery Dennison Corp.	315,284	0.1
5,413 (1)	Axalta Coating Systems Ltd.	185,233	0.1
6,747	Ball Corp.	421,013	0.1
2,835	Celanese Corp.	130,410	0.0
3,886	CF Industries Holdings, Inc.	420,698	0.1
14,351 (1)	Cleveland-Cliffs, Inc.	134,756	0.0
26,050	Coeur Mining, Inc.	425,136	0.1
17,042	Corteva, Inc.	1,443,287	0.4
2,834	Crown Holdings, Inc.	316,898	0.1
18,271	Dow, Inc.	499,895	0.1
3,465	DuPont de Nemours, Inc.	469,993	0.1
789	Eagle Materials, Inc.	177,525	0.1
2,878	Eastman Chemical Co.	192,768	0.1
5,787	Element Solutions, Inc.	276,329	0.1
7,404	Graphic Packaging Holding Co.	78,260	0.0
16,033	Hecla Mining Co.	247,389	0.1
6,485	International Flavors & Fragrances, Inc.	513,742	0.2
13,305	International Paper Co.	506,920	0.1
3,784 (1)	James Hardie Industries PLC	99,065	0.0
1,608	Louisiana-Pacific Corp.	126,485	0.0
6,541	LyondellBasell Industries NV - Class A	344,384	0.1
1,514	Martin Marietta Materials, Inc.	873,124	0.3
8,054	Mosaic Co.	170,664	0.1
3,637 (1)(2)	MP Materials Corp.	203,708	0.1
155	NewMarket Corp.	122,642	0.0
5,589	Nucor Corp.	1,244,950	0.4
2,879	Olin Corp.	57,062	0.0
2,200	Packaging Corp. of America	524,216	0.2
5,657	PPG Industries, Inc.	686,137	0.2
1,291	Reliance Steel & Aluminum Co.	482,318	0.1
2,150	Royal Gold, Inc.	429,161	0.1
3,200	RPM International, Inc.	355,680	0.1
1,126	Scotts Miracle-Gro Co.	76,692	0.0
2,243	Silgan Holdings, Inc.	104,053	0.0
13,245	Smurfit WestRock PLC	612,714	0.2
4,035	Solstice Advanced Materials, Inc.	357,501	0.1
2,484	Sonoco Products Co.	139,973	0.0
3,417	Steel Dynamics, Inc.	784,065	0.2
3,287	Vulcan Materials Co.	969,698	0.3
835	Westlake Corp.	60,955	0.0
		18,232,849	5.2

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 6.6%
2,998	Agree Realty Corp.	$227,069	0.1
4,353	Alexandria Real Estate Equities, Inc.	230,056	0.1
4,840	American Healthcare REIT, Inc.	252,406	0.1
8,502	American Homes 4 Rent - Class A	284,987	0.1
7,242 (2)	Americold Realty Trust, Inc.	113,844	0.0
3,521	AvalonBay Communities, Inc.	664,377	0.2
4,016	Boston Properties, Inc.	266,301	0.1
7,728	Brixmor Property Group, Inc.	243,664	0.1
2,498	Camden Property Trust	285,996	0.1
7,404 (1)	CBRE Group, Inc. - Class A	997,245	0.3
10,227 (1)	CoStar Group, Inc.	289,629	0.1
4,136	Cousins Properties, Inc.	123,997	0.0
11,066	Crown Castle, Inc.	838,028	0.2
5,736	CubeSmart	228,121	0.1
8,865	Digital Realty Trust, Inc.	1,591,977	0.5
1,352	EastGroup Properties, Inc.	273,821	0.1
1,897	EPR Properties	110,045	0.0
4,892	Equity LifeStyle Properties, Inc.	315,289	0.1
9,456	Equity Residential	642,346	0.2
1,622	Essex Property Trust, Inc.	472,959	0.1
5,315	Extra Space Storage, Inc.	772,270	0.2
2,171	Federal Realty Investment Trust	267,988	0.1
5,205 (1)	Fermi, Inc.	47,678	0.0
3,343	First Industrial Realty Trust, Inc.	204,959	0.1
6,899	Gaming and Leisure Properties, Inc.	307,212	0.1
8,491	Healthcare Realty Trust, Inc.	171,263	0.0
17,585	Healthpeak Properties, Inc.	376,319	0.1
17,210	Host Hotels & Resorts, Inc.	408,049	0.1
788 (1)	Howard Hughes Holdings, Inc.	56,334	0.0
15,024	Invitation Homes, Inc.	453,875	0.1
7,496	Iron Mountain, Inc.	946,820	0.3
1,174	Janus Living, Inc. - Class 1	33,741	0.0
1,168 (1)	Jones Lang LaSalle, Inc.	362,022	0.1
2,925	Kilroy Realty Corp.	109,600	0.0
16,763	Kimco Realty Corp.	424,942	0.1
2,163	Lamar Advertising Co. - Class A	337,385	0.1
1,760	Lineage, Inc.	76,120	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
12,617 (2)	Medical Properties Trust, Inc.	$58,291	0.0
2,933	Mid-America Apartment Communities, Inc.	407,511	0.1
3,880	Millrose Properties, Inc.	116,594	0.0
4,794	National Retail Properties, Inc.	223,065	0.1
1,806	National Storage Affiliates Trust	80,313	0.0
7,555	Omega Healthcare Investors, Inc.	360,222	0.1
7,600	Rayonier, Inc.	161,728	0.0
23,669	Realty Income Corp.	1,466,531	0.4
4,623	Regency Centers Corp.	368,638	0.1
5,709	Rexford Industrial Realty, Inc.	191,251	0.1
2,672	SBA Communications Corp.	471,501	0.1
8,105	Simon Property Group, Inc.	1,812,683	0.5
4,852	STAG Industrial, Inc.	184,667	0.1
3,094	Sun Communities, Inc.	371,002	0.1
8,223	UDR, Inc.	328,262	0.1
12,283	Ventas, Inc.	1,090,730	0.3
27,525	VICI Properties, Inc.	730,789	0.2
4,440	Vornado Realty Trust	174,492	0.1
18,261	Weyerhaeuser Co.	437,168	0.1
5,604	WP Carey, Inc.	400,686	0.1
1,011 (1)	Zillow Group, Inc. - Class A	31,715	0.0
4,101 (1)	Zillow Group, Inc. - Class C	129,264	0.0
		23,405,837	6.6

	Utilities: 6.0%
18,018	AES Corp.	264,144	0.1
6,553	Alliant Energy Corp.	499,928	0.1
7,009	Ameren Corp.	792,297	0.2
4,941	American Water Works Co., Inc.	650,137	0.2
4,182	Atmos Energy Corp.	720,433	0.2
3,435	Brookfield Renewable Corp.	127,507	0.0
16,587	CenterPoint Energy, Inc.	730,491	0.2
3,052	Clearway Energy, Inc. - Class C	104,317	0.0
7,793	CMS Energy Corp.	596,164	0.2
9,348	Consolidated Edison, Inc.	1,034,169	0.3
5,265	DTE Energy Co.	802,228	0.2
9,657	Edison International	718,964	0.2
11,601	Entergy Corp.	1,332,491	0.4
7,180	Essential Utilities, Inc.	275,066	0.1
5,841	Evergy, Inc.	504,838	0.1
9,536	Eversource Energy	689,167	0.2
25,986	Exelon Corp.	1,211,467	0.3

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
13,950	FirstEnergy Corp.	$663,183	0.2
1,404	IDACORP, Inc.	212,425	0.1
5,179	MDU Resources Group, Inc.	109,847	0.0
2,384	National Fuel Gas Co.	184,069	0.0
12,134	NiSource, Inc.	576,972	0.2
5,159	NRG Energy, Inc.	753,524	0.2
5,220	OGE Energy Corp.	254,005	0.1
3,564 (1)	Oklo, Inc.	186,504	0.0
55,633	PG&E Corp.	935,747	0.3
3,071	Pinnacle West Capital Corp.	328,597	0.1
19,085	PPL Corp.	693,740	0.2
12,658	Public Service Enterprise Group, Inc.	1,027,323	0.3
1,142 (1)	Talen Energy Corp.	438,825	0.1
5,448	UGI Corp.	188,174	0.1
8,530	Vistra Corp.	1,353,114	0.4
8,266	WEC Energy Group, Inc.	965,221	0.3
15,833	Xcel Energy, Inc.	1,271,390	0.4
		21,196,468	6.0
	Total Common Stock (Cost $259,976,741)	350,827,407	99.4

EXCHANGE-TRADED FUNDS: 0.5%
16,215 (2)	iShares Russell Mid-Cap ETF	1,788,839	0.5

	Total Exchange-Traded Funds (Cost $1,635,548)	1,788,839	0.5

	Total Long-Term Investments (Cost $261,612,289)	352,616,246	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.8%
1,000,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 3.500%- 6.500%, Market Value plus accrued interest $1,020,000, due 06/01/42-08/20/71)	1,000,000	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
809,013 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $809,094, collateralized by various U.S. Government Securities, 2.125%- 4.125%, Market Value plus accrued interest $825,193, due 06/30/27-01/15/35)	$809,013	0.2
1,000,000 (4)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Securities, 0.000%- 4.250%, Market Value plus accrued interest $1,020,000, due 12/17/26-05/15/51)	1,000,000	0.3
	Total Repurchase Agreements (Cost $2,809,013)	2,809,013	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
358,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $358,000)	$358,000	0.1

	Total Short-Term Investments (Cost $3,167,013)	3,167,013	0.9

	Total Investments in Securities (Cost $264,779,302)	$355,783,259	100.8
	Liabilities in Excess of Other Assets	(2,663,349)	(0.8)
	Net Assets	$353,119,910	100.0

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$350,827,407	$—	$—	$350,827,407
Exchange-Traded Funds	1,788,839	—	—	1,788,839
Short-Term Investments	358,000	2,809,013	—	3,167,013
Total Investments, at fair value	$352,974,246	$2,809,013	$—	$355,783,259
Other Financial Instruments+
Futures	23,271	—	—	23,271
Total Assets	$352,997,517	$2,809,013	$—	$355,806,530

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$179,521	$19,885	$(22,964)	$34,402	$210,844	$2,091	$(732)	$—
	$179,521	$19,885	$(22,964)	$34,402	$210,844	$2,091	$(732)	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	2	09/18/26	$777,000	$23,271
			$777,000	$23,271

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$23,271
Total Asset Derivatives		$23,271

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$47,412
Total	$47,412

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$44,719
Total	$44,719

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $272,479,812.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$102,760,821
Gross Unrealized Depreciation	(19,434,103)
Net Unrealized Appreciation	$83,326,718

See Accompanying Notes to Financial Statements

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 9.5%
395,246	Alphabet, Inc. - Class A	$141,249,063	3.2
318,568	Alphabet, Inc. - Class C	112,559,631	2.5
468,330	AT&T, Inc.	9,694,431	0.2
5,637 (1)	Charter Communications, Inc. - Class A	801,638	0.0
240,138	Comcast Corp. - Class A	5,895,388	0.1
9,219 (1)	EchoStar Corp. - Class A	935,729	0.0
15,214	Electronic Arts, Inc.	3,119,479	0.1
13,445	Fox Corp. - Class A	701,291	0.0
9,372	Fox Corp. - Class B	438,984	0.0
10,666 (1)(2)	Live Nation Entertainment, Inc.	1,953,051	0.1
148,017	Meta Platforms, Inc. - Class A	83,376,496	1.9
283,815 (1)	Netflix, Inc.	20,264,391	0.5
24,595	News Corp. - Class A	610,694	0.0
8,369	News Corp. - Class B	234,834	0.0
19,210	Omnicom Group, Inc.	1,399,064	0.0
21,284 (2)	Paramount Skydance Corp. - Class B	209,860	0.0
11,758 (1)	Take-Two Interactive Software, Inc.	2,939,265	0.1
4,244	TKO Group Holdings, Inc.	854,360	0.0
31,365	T-Mobile US, Inc.	5,260,851	0.1
28,781 (1)	Trade Desk, Inc. - Class A	520,360	0.0
281,440	Verizon Communications, Inc.	11,916,170	0.3
117,044	Walt Disney Co.	11,265,485	0.3
167,048 (1)	Warner Bros Discovery, Inc.	4,453,500	0.1
		420,654,015	9.5

	Consumer Discretionary: 9.1%
28,169 (1)	Airbnb, Inc. - Class A	4,030,984	0.1
659,833 (1)	Amazon.com, Inc.	157,264,597	3.6
14,264 (1)	Aptiv PLC	875,524	0.0
1,111 (1)	AutoZone, Inc.	3,550,689	0.1
13,207	Best Buy Co., Inc.	1,002,147	0.0
52,228	Booking Holdings, Inc.	9,309,119	0.2
86,841	Carnival Corp. Ltd.	2,481,047	0.1
48,279 (1)	Carvana Co.	3,177,724	0.1
86,458 (1)	Chipotle Mexican Grill, Inc.	2,939,572	0.1
17,776	D.R. Horton, Inc.	2,895,355	0.1
7,720	Darden Restaurants, Inc.	1,590,397	0.0
9,568 (1)	Deckers Outdoor Corp.	950,007	0.0
2,063	Domino’s Pizza, Inc.	610,731	0.0
25,507 (1)	DoorDash, Inc. - Class A	4,706,807	0.1
29,926	eBay, Inc.	3,344,230	0.1
7,717	Expedia Group, Inc.	1,974,626	0.1
263,800	Ford Motor Co.	3,666,820	0.1
11,044	Garmin Ltd.	2,623,392	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
60,774	General Motors Co.	$4,684,460	0.1
9,276	Genuine Parts Co.	1,094,382	0.0
9,131	Hasbro, Inc.	754,129	0.0
15,344	Hilton Worldwide Holdings, Inc.	5,070,578	0.1
67,134	Home Depot, Inc.	23,676,819	0.5
20,097	Las Vegas Sands Corp.	928,280	0.0
14,575	Lennar Corp. - Class A	1,318,892	0.0
37,749	Lowe’s Cos., Inc.	8,323,277	0.2
7,058 (1)	Lululemon Athletica, Inc.	805,882	0.0
14,752	Marriott International, Inc. - Class A	5,466,944	0.1
47,889	McDonald’s Corp.	12,944,876	0.3
12,934 (1)	MGM Resorts International	618,375	0.0
80,848	NIKE, Inc. - Class B	3,318,810	0.1
31,179 (1)	Norwegian Cruise Line Holdings Ltd.	658,189	0.0
182 (1)	NVR, Inc.	1,240,039	0.0
55,857 (1)	O’Reilly Automotive, Inc.	5,143,871	0.1
12,839	PulteGroup, Inc.	1,761,639	0.0
2,605	Ralph Lauren Corp.	1,045,673	0.0
21,713	Ross Stores, Inc.	4,621,612	0.1
16,811	Royal Caribbean Cruises Ltd.	5,337,997	0.1
76,818	Starbucks Corp.	7,850,031	0.2
13,618	Tapestry, Inc.	1,993,403	0.1
189,756 (1)	Tesla, Inc.	79,811,374	1.8
74,534	TJX Cos., Inc.	11,291,901	0.3
35,349	Tractor Supply Co.	1,117,382	0.0
2,936 (1)	Ulta Beauty, Inc.	1,324,077	0.0
7,936	Williams-Sonoma, Inc.	1,849,882	0.0
5,653	Wynn Resorts Ltd.	548,850	0.0
18,577	Yum! Brands, Inc.	2,969,719	0.1
		404,565,111	9.1

	Consumer Staples: 4.5%
112,554	Altria Group, Inc.	8,098,260	0.2
32,463	Archer-Daniels-Midland Co.	2,480,173	0.1
11,347	Brown-Forman Corp. - Class B	302,398	0.0
9,154	Bunge Global SA	977,006	0.0
2,491	Casey’s General Stores, Inc.	1,979,822	0.1
15,989	Church & Dwight Co., Inc.	1,549,014	0.0
8,150	Clorox Co.	777,836	0.0
260,995	Coca-Cola Co.	21,211,064	0.5
53,934	Colgate-Palmolive Co.	4,944,669	0.1
9,400	Constellation Brands, Inc. - Class A	1,307,446	0.0
29,903	Costco Wholesale Corp.	27,973,359	0.6
14,869	Dollar General Corp.	1,711,571	0.0
12,206 (1)	Dollar Tree, Inc.	1,476,316	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
16,700	Estee Lauder Cos., Inc. - Class A	$1,318,465	0.0
35,971	General Mills, Inc.	1,251,791	0.0
10,009	Hershey Co.	1,756,079	0.1
19,967	Hormel Foods Corp.	495,581	0.0
7,188	JM Smucker Co.	808,650	0.0
129,429	Kenvue, Inc.	2,473,388	0.1
91,774	Keurig Dr Pepper, Inc.	3,003,763	0.1
22,422	Kimberly-Clark Corp.	2,461,263	0.1
57,573	Kraft Heinz Co.	1,359,874	0.0
38,233	Kroger Co.	2,123,079	0.1
17,119	McCormick & Co., Inc.	863,140	0.0
10,813	Molson Coors Beverage Co. - Class B	421,274	0.0
86,590	Mondelez International, Inc. - Class A	5,008,366	0.1
48,179 (1)	Monster Beverage Corp.	4,630,965	0.1
92,123	PepsiCo, Inc.	12,473,454	0.3
105,050	Philip Morris International, Inc.	19,004,596	0.4
156,989	Procter & Gamble Co.	23,020,867	0.5
32,230	Sysco Corp.	2,693,783	0.1
30,587	Target Corp.	3,994,968	0.1
19,015	Tyson Foods, Inc. - Class A	1,088,609	0.0
295,492	Walmart, Inc.	33,467,424	0.8
		198,508,313	4.5

	Energy: 2.9%
23,824	APA Corp.	775,948	0.0
66,756	Baker Hughes Co.	3,704,958	0.1
16,089	Chesapeake Energy Corp.	1,467,156	0.0
126,183	Chevron Corp.	20,916,094	0.5
82,115	ConocoPhillips	8,536,675	0.2
77,772	Devon Energy Corp.	3,213,539	0.1
13,112	Diamondback Energy, Inc.	2,304,827	0.1
35,900	EOG Resources, Inc.	4,657,307	0.1
42,157	EQT Corp.	2,241,488	0.0
279,377	Exxon Mobil Corp.	38,196,423	0.9
56,307	Halliburton Co.	1,911,623	0.0
131,962	Kinder Morgan, Inc.	4,218,825	0.1
19,677	Marathon Petroleum Corp.	5,030,819	0.1
48,939	Occidental Petroleum Corp.	2,376,967	0.1
42,505	ONEOK, Inc.	3,695,385	0.1
27,024	Phillips 66	4,568,407	0.1
100,769	Schlumberger NV	4,684,751	0.1
14,467	Targa Resources Corp.	3,879,181	0.1
3,912	Texas Pacific Land Corp.	1,712,048	0.0
20,014	Valero Energy Corp.	5,212,446	0.1
82,495	Williams Cos., Inc.	6,132,678	0.1
		129,437,545	2.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 11.5%
30,876	Aflac, Inc.	$3,620,211	0.1
17,351	Allstate Corp.	4,128,497	0.1
35,872	American Express Co.	12,133,704	0.3
35,737	American International Group, Inc.	2,663,479	0.1
6,059	Ameriprise Financial, Inc.	2,779,627	0.1
14,395	Aon PLC - Class A	4,774,678	0.1
31,087	Apollo Global Management, Inc.	3,677,903	0.1
23,454 (1)	Arch Capital Group Ltd.	2,276,445	0.1
14,217	Ares Management Corp. - Class A	1,582,494	0.0
17,316	Arthur J Gallagher & Co.	3,975,234	0.1
3,340	Assurant, Inc.	896,890	0.0
440,057	Bank of America Corp.	25,074,448	0.6
46,263	Bank of New York Mellon Corp.	6,690,092	0.2
123,569 (1)	Berkshire Hathaway, Inc. - Class B	61,832,692	1.4
9,731	Blackrock, Inc.	9,356,940	0.2
50,071	Blackstone, Inc.	5,891,855	0.1
36,073 (1)	Block, Inc.	2,741,548	0.1
19,647	Brown & Brown, Inc.	1,260,355	0.0
41,944	Capital One Financial Corp.	8,414,805	0.2
7,069	Cboe Global Markets, Inc.	1,715,434	0.0
110,188	Charles Schwab Corp.	10,167,047	0.2
24,312	Chubb Ltd.	8,284,071	0.2
10,426	Cincinnati Financial Corp.	1,930,270	0.0
114,959	Citigroup, Inc.	16,089,662	0.4
28,503	Citizens Financial Group, Inc.	1,997,205	0.0
24,423	CME Group, Inc.	5,393,331	0.1
14,992 (1)	Coinbase Global, Inc. - Class A	2,191,681	0.1
4,406 (1)	Corpay, Inc.	1,468,388	0.0
1,740	Erie Indemnity Co. - Class A	417,165	0.0
2,667	Everest Re Group Ltd.	952,732	0.0
2,456	FactSet Research Systems, Inc.	565,077	0.0
34,981	Fidelity National Information Services, Inc.	1,360,061	0.0
61,087	Fifth Third Bancorp	3,443,474	0.1
35,942 (1)	Fiserv, Inc.	1,762,955	0.0
20,664	Franklin Resources, Inc.	687,491	0.0
15,672	Global Payments, Inc.	1,137,160	0.0
5,233	Globe Life, Inc.	935,032	0.0
19,884	Goldman Sachs Group, Inc.	20,110,081	0.5
18,477	Hartford Financial Services Group, Inc.	2,448,572	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
136,632	Huntington Bancshares, Inc.	$2,422,485	0.1
30,085	Interactive Brokers Group, Inc. - Class A	2,618,598	0.1
38,116	Intercontinental Exchange, Inc.	4,692,461	0.1
29,879	Invesco Ltd.	788,507	0.0
4,789	Jack Henry & Associates, Inc.	659,637	0.0
180,604	JPMorgan Chase & Co.	59,117,107	1.3
62,117	KeyCorp	1,431,797	0.0
46,599	KKR & Co., Inc.	4,276,856	0.1
11,373	Loews Corp.	1,287,537	0.0
9,871	M&T Bank Corp.	2,349,397	0.1
32,474	Marsh & McLennan Cos., Inc.	5,412,442	0.1
54,385	Mastercard, Inc. - Class A	27,932,136	0.6
36,430	MetLife, Inc.	3,082,342	0.1
10,127	Moody’s Corp.	4,586,721	0.1
80,797	Morgan Stanley	16,889,805	0.4
4,907	MSCI, Inc.	2,748,116	0.1
30,114	Nasdaq, Inc.	2,373,586	0.1
12,472	Northern Trust Corp.	2,168,132	0.0
59,455	PayPal Holdings, Inc.	2,567,267	0.1
27,066	PNC Financial Services Group, Inc.	6,664,191	0.2
13,249	Principal Financial Group, Inc.	1,427,977	0.0
39,385	Progressive Corp.	8,603,653	0.2
23,388	Prudential Financial, Inc.	2,524,267	0.1
11,691	Raymond James Financial, Inc.	1,777,383	0.0
57,519	Regions Financial Corp.	1,737,074	0.0
53,388 (1)	Robinhood Markets, Inc. - Class A	5,353,749	0.1
20,436	S&P Global, Inc.	8,322,765	0.2
18,655	State Street Corp.	3,163,888	0.1
22,672	Synchrony Financial	1,724,206	0.0
14,442	T. Rowe Price Group, Inc.	1,641,911	0.0
14,333	Travelers Cos., Inc.	4,731,610	0.1
83,974	Truist Financial Corp.	4,183,585	0.1
104,628	US Bancorp	6,319,531	0.1
111,867	Visa, Inc. - Class A	38,380,449	0.9
19,823	W.R. Berkley Corp.	1,398,116	0.0
206,262	Wells Fargo & Co.	17,045,492	0.4
6,366	Willis Towers Watson PLC	1,663,881	0.0
		510,897,443	11.5

	Health Care: 8.7%
117,463	Abbott Laboratories	10,658,593	0.2
119,085	AbbVie, Inc.	29,966,549	0.7
19,106	Agilent Technologies, Inc.	2,537,850	0.1
4,489 (1)	Align Technology, Inc.	757,115	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
13,141	AmerisourceBergen Corp.	$3,718,640	0.1
36,375	Amgen, Inc.	13,172,115	0.3
34,811	Baxter International, Inc.	742,171	0.0
18,572	Becton Dickinson and Co.	2,810,501	0.1
9,914 (1)	Biogen, Inc.	2,142,019	0.1
10,553 (2)	Bio-Techne Corp.	745,569	0.0
100,179 (1)	Boston Scientific Corp.	4,275,640	0.1
137,566	Bristol-Myers Squibb Co.	7,926,553	0.2
15,786	Cardinal Health, Inc.	3,750,122	0.1
31,558 (1)	Centene Corp.	2,025,708	0.1
3,247 (1)	Charles River Laboratories International, Inc.	736,387	0.0
17,830	Cigna Group	4,915,374	0.1
13,151 (1)	Cooper Cos., Inc.	943,058	0.0
85,939	CVS Health Corp.	8,890,390	0.2
42,499	Danaher Corp.	8,095,210	0.2
2,164 (1)	DaVita, Inc.	481,447	0.0
25,998 (1)	Dexcom, Inc.	1,750,965	0.0
38,810 (1)	Edwards Lifesciences Corp.	3,510,753	0.1
14,637	Elevance Health, Inc.	5,660,567	0.1
53,319	Eli Lilly & Co.	63,952,408	1.4
30,786	GE HealthCare Technologies, Inc.	1,970,612	0.1
83,684	Gilead Sciences, Inc.	10,572,637	0.2
10,467	HCA Healthcare, Inc.	4,080,979	0.1
6,526 (1)	Henry Schein, Inc.	545,052	0.0
8,092	Humana, Inc.	3,214,304	0.1
5,317 (1)	IDEXX Laboratories, Inc.	2,799,081	0.1
11,311 (1)	Incyte Corp.	1,282,215	0.0
4,669 (1)	Insulet Corp.	710,855	0.0
23,871 (1)	Intuitive Surgical, Inc.	9,493,019	0.2
11,249 (1)	IQVIA Holdings, Inc.	2,173,532	0.1
162,251	Johnson & Johnson	41,206,886	0.9
5,527	Labcorp Holdings, Inc.	1,547,560	0.0
8,102	McKesson Corp.	6,121,871	0.1
86,601	Medtronic PLC	6,774,796	0.2
166,470	Merck & Co., Inc.	21,391,395	0.5
1,362 (1)	Mettler-Toledo International, Inc.	1,739,969	0.0
23,816 (1)	Moderna, Inc.	1,667,835	0.0
384,075	Pfizer, Inc.	9,248,526	0.2
7,431	Quest Diagnostics, Inc.	1,575,000	0.0
6,735	Regeneron Pharmaceuticals, Inc.	4,199,542	0.1
9,777	ResMed, Inc.	1,905,342	0.1
7,519	Revvity, Inc.	836,564	0.0
9,921 (1)	Solventum Corp.	765,405	0.0
6,625	STERIS PLC	1,395,026	0.0
23,266	Stryker Corp.	7,325,067	0.2
25,048	Thermo Fisher Scientific, Inc.	12,558,065	0.3

See Accompanying Notes to Financial Statements

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
61,214	UnitedHealth Group, Inc.	$25,442,375	0.6
3,592	Universal Health Services, Inc. - Class B	534,094	0.0
10,120 (1)	Veeva Systems, Inc. - Class A	1,795,996	0.0
17,107 (1)	Vertex Pharmaceuticals, Inc.	8,497,560	0.2
78,880	Viatris, Inc.	1,252,614	0.0
6,625 (1)	Waters Corp.	2,484,640	0.1
4,762	West Pharmaceutical Services, Inc.	1,709,558	0.0
13,040	Zimmer Biomet Holdings, Inc.	1,122,614	0.0
28,257	Zoetis, Inc.	2,030,548	0.1
		386,136,838	8.7

	Industrials: 8.8%
35,155	3M Co.	5,691,946	0.1
7,547	A.O. Smith Corp.	473,348	0.0
5,792	Allegion PLC	813,718	0.0
15,449	AMETEK, Inc.	3,737,731	0.1
26,943	Automatic Data Processing, Inc.	6,033,885	0.1
5,433 (1)	Axon Enterprise, Inc.	3,045,794	0.1
53,133 (1)	Boeing Co.	11,501,701	0.3
7,796	Broadridge Financial Solutions, Inc.	1,067,662	0.0
7,250 (1)	Builders FirstSource, Inc.	648,730	0.0
52,624	Carrier Global Corp.	3,859,970	0.1
31,045	Caterpillar, Inc.	33,059,821	0.8
7,945	CH Robinson Worldwide, Inc.	1,496,361	0.0
22,961	Cintas Corp.	3,905,207	0.1
2,369	Comfort Systems USA, Inc.	4,695,240	0.1
59,734 (1)	Copart, Inc.	1,683,901	0.0
125,242	CSX Corp.	5,952,752	0.1
9,301	Cummins, Inc.	6,633,566	0.2
16,931	Deere & Co.	10,739,841	0.3
44,043	Delta Air Lines, Inc.	4,125,067	0.1
9,110	Dover Corp.	2,043,191	0.1
26,172	Eaton Corp. PLC	11,152,413	0.3
2,995	EMCOR Group, Inc.	2,485,491	0.1
37,752	Emerson Electric Co.	5,404,199	0.1
8,026	Equifax, Inc.	1,273,887	0.0
8,816	Expeditors International of Washington, Inc.	1,436,832	0.0
77,380	Fastenal Co.	3,716,561	0.1
14,796	FedEx Corp.	4,633,071	0.1
7,306 (1)	Fedex Freight Holding Co., Inc.	1,103,206	0.0
20,548	Fortive Corp.	1,255,277	0.0
70,323	GE Aerospace	26,281,815	0.6
18,112	GE Vernova, Inc.	21,279,064	0.5
3,968 (1)	Generac Holdings, Inc.	1,161,870	0.0
17,108	General Dynamics Corp.	6,060,338	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
21,354 (1)	Honeywell Aerospace, Inc.	$4,720,942	0.1
21,354	Honeywell International, Inc.	4,781,161	0.1
26,968	Howmet Aerospace, Inc.	7,250,616	0.2
3,562	Hubbell, Inc.	1,863,638	0.1
2,656	Huntington Ingalls Industries, Inc.	743,388	0.0
4,989	IDEX Corp.	1,132,254	0.0
17,646	Illinois Tool Works, Inc.	4,772,714	0.1
24,043	Ingersoll Rand, Inc.	1,971,286	0.1
7,959	Jacobs Solutions, Inc.	1,002,834	0.0
5,048	JB Hunt Transport Services, Inc.	1,461,043	0.0
41,123	Johnson Controls International PLC	6,008,482	0.1
12,557	L3Harris Technologies, Inc.	3,648,939	0.1
8,478	Leidos Holdings, Inc.	872,980	0.0
2,134	Lennox International, Inc.	1,222,675	0.0
13,677	Lockheed Martin Corp.	6,967,884	0.2
13,597	Masco Corp.	1,106,388	0.0
3,572	Nordson Corp.	1,077,637	0.0
15,138	Norfolk Southern Corp.	4,762,263	0.1
9,012	Northrop Grumman Corp.	4,589,902	0.1
12,335	Old Dominion Freight Line, Inc.	2,671,761	0.1
25,863	Otis Worldwide Corp.	1,851,791	0.0
35,491	PACCAR, Inc.	4,263,179	0.1
8,498	Parker-Hannifin Corp.	8,312,064	0.2
21,734	Paychex, Inc.	2,137,104	0.1
10,893	Pentair PLC	835,057	0.0
10,114	Quanta Services, Inc.	7,282,485	0.2
90,769	Raytheon Technologies Corp.	17,221,602	0.4
13,479	Republic Services, Inc.	2,872,105	0.1
7,500	Rockwell Automation, Inc.	3,713,100	0.1
19,795	Rollins, Inc.	826,243	0.0
3,507	Snap-on, Inc.	1,411,217	0.0
32,944	Southwest Airlines Co.	1,693,980	0.0
10,478	Stanley Black & Decker, Inc.	986,189	0.0
11,720	Textron, Inc.	1,075,076	0.0
14,899	Trane Technologies PLC	7,317,793	0.2
3,770	TransDigm Group, Inc.	5,021,791	0.1
137,203 (1)	Uber Technologies, Inc.	9,900,568	0.2
40,017	Union Pacific Corp.	10,884,624	0.3
21,848 (1)	United Airlines Holdings, Inc.	2,971,110	0.1
50,321	United Parcel Service, Inc. - Class B	5,409,508	0.1
4,223	United Rentals, Inc.	4,784,194	0.1
16,554	Veralto Corp.	1,468,009	0.0
8,831	Verisk Analytics, Inc.	1,585,429	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
25,890	Vertiv Holdings Co. - Class A	$8,668,490	0.2
24,902	Waste Management, Inc.	5,550,158	0.1
11,437	Westinghouse Air Brake Technologies Corp.	3,083,415	0.1
2,928	WW Grainger, Inc.	3,983,251	0.1
16,021	Xylem, Inc.	1,893,842	0.1
		388,085,617	8.8

	Information Technology: 37.2%
41,381	Accenture PLC - Class A	5,149,452	0.1
27,244 (1)	Adobe, Inc.	5,585,565	0.1
109,905 (1)	Advanced Micro Devices, Inc.	63,844,914	1.4
9,799 (1)	Akamai Technologies, Inc.	1,158,340	0.0
82,920	Amphenol Corp. - Class A	14,620,454	0.3
32,906	Analog Devices, Inc.	13,069,276	0.3
990,013	Apple, Inc.	286,470,162	6.5
53,491	Applied Materials, Inc.	38,673,993	0.9
18,134 (1)	AppLovin Corp. - Class A	9,343,181	0.2
69,595 (1)	Arista Networks, Inc.	11,822,799	0.3
14,232 (1)	Autodesk, Inc.	2,766,985	0.1
319,144	Broadcom, Inc.	120,556,646	2.7
18,590 (1)	Cadence Design Systems, Inc.	6,977,199	0.2
8,611	CDW Corp.	1,211,051	0.0
9,515 (1)	Ciena Corp.	4,667,678	0.1
266,230	Cisco Systems, Inc.	31,271,376	0.7
31,940	Cognizant Technology Solutions Corp. - Class A	1,237,036	0.0
13,186 (1)	Coherent Corp.	5,201,481	0.1
52,788	Corning, Inc.	13,483,639	0.3
17,156 (1)	Crowdstrike Holdings, Inc. - Class A	13,092,430	0.3
22,298 (1)	Datadog, Inc. - Class A	5,805,507	0.1
19,498	Dell Technologies, Inc. - Class C	8,412,607	0.2
3,818 (1)	F5, Inc.	1,588,135	0.0
1,563 (1)	Fair Isaac Corp.	1,867,441	0.1
7,249 (1)	First Solar, Inc.	1,710,474	0.0
24,782 (1)	Flex Ltd.	4,016,419	0.1
41,974 (1)	Fortinet, Inc.	6,448,046	0.2
4,513 (1)	Gartner, Inc.	584,975	0.0
37,149	Gen Digital, Inc.	924,639	0.0
8,925 (1)	GoDaddy, Inc. - Class A	757,554	0.0
89,432	Hewlett Packard Enterprise Co.	4,034,278	0.1
61,642	HP, Inc.	1,352,425	0.0
318,435 (1)	Intel Corp.	44,463,079	1.0
63,350	International Business Machines Corp.	17,814,654	0.4
18,640	Intuit, Inc.	4,865,040	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,111	Jabil, Inc.	$2,741,148	0.1
11,560 (1)	Keysight Technologies, Inc.	4,046,809	0.1
88,046	KLA Corp.	26,564,359	0.6
84,291	Lam Research Corp.	36,525,819	0.8
5,244 (1)	Lumentum Holdings, Inc.	4,499,667	0.1
59,014	Marvell Technology, Inc.	17,579,680	0.4
36,554	Microchip Technology, Inc.	3,333,725	0.1
76,011	Micron Technology, Inc.	87,738,737	2.0
500,720	Microsoft Corp.	186,778,574	4.2
3,311	Monolithic Power Systems, Inc.	4,576,994	0.1
11,190	Motorola Solutions, Inc.	4,647,095	0.1
13,300	NetApp, Inc.	2,058,308	0.1
1,632,597	NVIDIA Corp.	326,666,334	7.4
17,001	NXP Semiconductors NV	4,777,791	0.1
26,415 (1)	ON Semiconductor Corp.	2,497,274	0.1
114,372	Oracle Corp.	16,761,217	0.4
154,759 (1)	Palantir Technologies, Inc. - Class A	18,055,733	0.4
54,663 (1)	Palo Alto Networks, Inc.	18,641,176	0.4
7,785 (1)	PTC, Inc.	884,454	0.0
14,149	Qnity Electronics, Inc.	2,310,673	0.1
71,041	Qualcomm, Inc.	13,127,666	0.3
6,802	Roper Technologies, Inc.	2,301,729	0.1
55,138	Salesforce, Inc.	8,637,919	0.2
9,982 (1)	Sandisk Corp.	22,696,373	0.5
15,113	Seagate Technology Holdings PLC	14,584,045	0.3
69,512 (1)	ServiceNow, Inc.	6,901,151	0.2
10,138 (2)	Skyworks Solutions, Inc.	687,356	0.0
37,892 (1)	Super Micro Computer, Inc.	1,111,372	0.0
12,924 (1)	Synopsys, Inc.	5,765,009	0.1
19,674	TE Connectivity PLC	3,966,475	0.1
3,123 (1)	Teledyne Technologies, Inc.	2,082,729	0.1
10,551	Teradyne, Inc.	5,104,996	0.1
61,342	Texas Instruments, Inc.	18,284,210	0.4
15,712 (1)	Trimble, Inc.	804,140	0.0
2,842 (1)	Tyler Technologies, Inc.	831,171	0.0
5,520	VeriSign, Inc.	1,388,611	0.0
23,232	Western Digital Corp.	14,838,743	0.3
13,731 (1)	Workday, Inc. - Class A	1,680,949	0.0
3,211 (1)	Zebra Technologies Corp. - Class A	845,328	0.0
		1,652,174,469	37.2

See Accompanying Notes to Financial Statements

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 1.8%
15,009	Air Products and Chemicals, Inc.	$4,400,339	0.1
7,961	Albemarle Corp.	1,074,974	0.0
31,163	Amcor PLC	1,350,916	0.0
5,156	Avery Dennison Corp.	837,077	0.0
17,946	Ball Corp.	1,119,830	0.0
10,355	CF Industries Holdings, Inc.	1,121,032	0.0
45,080	Corteva, Inc.	3,817,825	0.1
45,038	CRH PLC	4,819,066	0.1
48,470	Dow, Inc.	1,326,139	0.0
9,214	DuPont de Nemours, Inc.	1,249,787	0.0
17,072	Ecolab, Inc.	4,756,430	0.1
96,894	Freeport-McMoRan, Inc.	6,093,664	0.2
17,300	International Flavors & Fragrances, Inc.	1,370,506	0.0
35,690	International Paper Co.	1,359,789	0.0
31,163	Linde PLC US	16,171,727	0.4
17,405	LyondellBasell Industries NV - Class A	916,373	0.0
4,047	Martin Marietta Materials, Inc.	2,333,905	0.1
21,738	Mosaic Co.	460,628	0.0
71,955	Newmont Corp.	6,720,597	0.2
15,350	Nucor Corp.	3,419,213	0.1
5,968	Packaging Corp. of America	1,422,055	0.0
15,024	PPG Industries, Inc.	1,822,261	0.1
15,460	Sherwin-Williams Co.	5,323,187	0.1
35,289	Smurfit WestRock PLC	1,632,469	0.0
9,137	Steel Dynamics, Inc.	2,096,576	0.1
8,746	Vulcan Materials Co.	2,580,158	0.1
		79,596,523	1.8

	Real Estate: 1.8%
10,682	Alexandria Real Estate Equities, Inc.	564,544	0.0
31,402	American Tower Corp.	5,136,425	0.1
9,364	AvalonBay Communities, Inc.	1,766,893	0.0
10,098	Boston Properties, Inc.	669,598	0.0
6,775	Camden Property Trust	775,670	0.0
19,736 (1)	CBRE Group, Inc. - Class A	2,658,242	0.1
27,524 (1)	CoStar Group, Inc.	779,480	0.0
29,417	Crown Castle, Inc.	2,227,749	0.1
22,264	Digital Realty Trust, Inc.	3,998,169	0.1
6,647	Equinix, Inc.	6,928,766	0.2
22,981	Equity Residential	1,561,099	0.0
4,331	Essex Property Trust, Inc.	1,262,876	0.0
14,239	Extra Space Storage, Inc.	2,068,927	0.1
5,299	Federal Realty Investment Trust	654,109	0.0
46,468	Healthpeak Properties, Inc.	994,415	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
42,931	Host Hotels & Resorts, Inc.	$1,017,894	0.0
36,836	Invitation Homes, Inc.	1,112,816	0.0
20,054	Iron Mountain, Inc.	2,533,021	0.1
45,455	Kimco Realty Corp.	1,152,284	0.0
7,845	Mid-America Apartment Communities, Inc.	1,089,984	0.0
62,793	Prologis, Inc.	8,506,568	0.2
10,670	Public Storage	3,396,368	0.1
62,852	Realty Income Corp.	3,894,310	0.1
11,107	Regency Centers Corp.	885,672	0.0
7,149	SBA Communications Corp.	1,261,512	0.0
21,857	Simon Property Group, Inc.	4,888,318	0.1
19,929	UDR, Inc.	795,566	0.0
32,769	Ventas, Inc.	2,909,887	0.1
73,794	VICI Properties, Inc.	1,959,231	0.1
47,580	Welltower, Inc.	10,799,233	0.3
48,600	Weyerhaeuser Co.	1,163,484	0.0
		79,413,110	1.8

	Utilities: 2.2%
48,068	AES Corp.	704,677	0.0
17,408	Alliant Energy Corp.	1,328,056	0.0
18,671	Ameren Corp.	2,110,570	0.1
36,674	American Electric Power Co., Inc.	5,017,370	0.1
13,184	American Water Works Co., Inc.	1,734,751	0.0
11,251	Atmos Energy Corp.	1,938,210	0.0
44,102	CenterPoint Energy, Inc.	1,942,252	0.0
20,822	CMS Energy Corp.	1,592,883	0.0
24,840	Consolidated Edison, Inc.	2,748,049	0.1
21,547	Constellation Energy Corp.	5,351,628	0.1
59,277	Dominion Energy, Inc.	4,048,026	0.1
14,029	DTE Energy Co.	2,137,599	0.1
52,532	Duke Energy Corp.	6,649,501	0.2
25,993	Edison International	1,935,179	0.0
30,862	Entergy Corp.	3,544,809	0.1
15,537	Evergy, Inc.	1,342,863	0.0
25,344	Eversource Energy	1,831,611	0.0
69,097	Exelon Corp.	3,221,302	0.1
35,120	FirstEnergy Corp.	1,669,605	0.0
140,556	NextEra Energy, Inc.	12,336,600	0.3
32,325	NiSource, Inc.	1,537,054	0.0
14,221	NRG Energy, Inc.	2,077,119	0.1
148,475	PG&E Corp.	2,497,350	0.1
8,197	Pinnacle West Capital Corp.	877,079	0.0
50,710	PPL Corp.	1,843,309	0.0
33,588	Public Service Enterprise Group, Inc.	2,726,002	0.1
44,089	Sempra Energy	4,087,491	0.1
75,982	Southern Co.	7,272,237	0.2

See Accompanying Notes to Financial Statements

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
21,363	Vistra Corp.	$3,388,813	0.1
21,985	WEC Energy Group, Inc.	2,567,188	0.1
42,077	Xcel Energy, Inc.	3,378,783	0.1
		95,437,966	2.2

	Total Common Stock (Cost $2,360,795,389)	4,344,906,950	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 0.0%
962,174 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $962,270, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $981,418, due 06/30/27-01/15/35)	962,174	0.0
1,000,000 (3)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,020,000, due 12/17/26-05/15/51)	1,000,000	0.0
	Total Repurchase Agreements (Cost $1,962,174)	1,962,174	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
82,516,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $82,516,000)	$82,516,000	1.9

	Total Short-Term Investments (Cost $84,478,174)	$84,478,174	1.9

	Total Investments in Securities (Cost $2,445,273,563)	$4,429,385,124	99.9
	Assets in Excess of Other Liabilities	6,422,479	0.1
	Net Assets	$4,435,807,603	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$4,344,906,950	$—	$—	$4,344,906,950
Short-Term Investments	82,516,000	1,962,174	—	84,478,174
Total Investments, at fair value	$4,427,422,950	$1,962,174	$—	$4,429,385,124
Other Financial Instruments+
Futures	895,408	—	—	895,408
Total Assets	$4,428,318,358	$1,962,174	$—	$4,430,280,532

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	246	09/18/26	$92,843,475	$895,408
			$92,843,475	$895,408

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$895,408
Total Asset Derivatives		$895,408

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$5,871,546
Total	$5,871,546

See Accompanying Notes to Financial Statements

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$964,818
Total	$964,818

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,449,803,575.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,123,786,491
Gross Unrealized Depreciation	(143,309,534)
Net Unrealized Appreciation	$1,980,476,957

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Communication Services: 2.4%
316 (1)	Advantage Solutions, Inc.	$13,664	0.0
18,394 (1)	Altice USA, Inc. - Class A	26,671	0.0
41,696 (1)	AMC Entertainment Holdings, Inc. - Class A	79,222	0.1
2,293 (1)	AMC Networks, Inc. - Class A	22,884	0.0
2,326 (1)	Angi, Inc.	13,840	0.0
773 (1)	Anterix, Inc.	79,573	0.1
3,742 (1)	Atlanta Braves Holdings, Inc. - Class C	194,210	0.1
794	ATN International, Inc.	21,033	0.0
1,976 (1)	Bandwidth, Inc. - Class A	125,081	0.1
1,810 (1)	Boston Omaha Corp. - Class A	24,688	0.0
6,985 (1)	Bumble, Inc. - Class A	22,352	0.0
375 (1)	Cable One, Inc.	19,916	0.0
4,915 (1)	CarGurus, Inc.	167,552	0.1
3,586 (1)	Cars.com, Inc.	39,231	0.0
7,048	Cinemark Holdings, Inc.	223,633	0.1
26,178 (1)	Clear Channel Outdoor Holdings, Inc.	63,351	0.0
3,313	Cogent Communications Holdings, Inc.	45,984	0.0
4,325	Entravision Communications Corp. - Class A	56,398	0.0
1,855 (1)	EverQuote, Inc. - Class A	44,130	0.0
4,428 (1)	EW Scripps Co. - Class A	12,266	0.0
1,949 (1)(2)	fuboTV, Inc. - Class A	17,931	0.0
9,316 (1)	Gannett Co., Inc.	79,652	0.1
2,499 (1)	GCI Liberty, Inc. - Class C	53,878	0.0
5,599 (1)	Gogo, Inc.	17,357	0.0
6,127	Gray Television, Inc.	24,324	0.0
2,024 (1)	Grindr, Inc.	29,085	0.0
777 (1)	Ibotta, Inc. - Class A	26,542	0.0
1,101	IDT Corp. - Class B	64,034	0.0
8,526 (1)	iHeartMedia, Inc. - Class A	36,577	0.0
3,058 (1)	IMAX Corp.	121,892	0.1
2,603	John Wiley & Sons, Inc. - Class A	126,272	0.1
11,350 (1)	Liberty Latin America Ltd. - Class C	88,416	0.1
13,254 (1)	Lionsgate Studios Corp.	202,919	0.1
64,725 (1)	Lumen Technologies, Inc.	497,088	0.2
2,639 (1)	Madison Square Garden Entertainment Corp.	213,469	0.1
9,602 (1)	Magnite, Inc.	182,246	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
1,719	Marcus Corp.	$40,328	0.0
2,254 (1)	MediaAlpha, Inc. - Class A	28,333	0.0
3,296 (1)	MNTN, Inc. - Class A	30,323	0.0
5,353	National CineMedia, Inc.	20,341	0.0
3,380 (1)	Newsmax, Inc.	27,986	0.0
15,832 (1)	Nextdoor Holdings, Inc.	35,939	0.0
2,409 (1)	Nexxen International Ltd.	21,753	0.0
4,273	Playtika Holding Corp.	15,896	0.0
2,730 (1)	PubMatic, Inc. - Class A	35,818	0.0
3,659 (1)	QuinStreet, Inc.	53,604	0.0
7,523 (1)(2)	Rumble, Inc.	47,696	0.0
1,260	Scholastic Corp.	57,960	0.0
3,514	Shenandoah Telecommunications Co.	52,991	0.0
1,839	Shutterstock, Inc.	25,654	0.0
2,881	Sinclair, Inc.	41,054	0.0
1,841 (1)	Sphere Entertainment Co.	318,548	0.2
1,507	Spok Holdings, Inc.	15,432	0.0
7,185 (1)	Stagwell, Inc.	53,385	0.0
888 (1)	Starz Entertainment Corp.	25,628	0.0
14,940 (1)	Stubhub Holdings, Inc. - Class A	192,278	0.1
8,305 (1)	Taboola.com Ltd.	41,525	0.0
6,507	Telephone and Data Systems, Inc.	240,824	0.1
7,454 (1)	TripAdvisor, Inc.	102,194	0.1
10,912 (1)	Trump Media & Technology Group Corp.	84,459	0.1
11,313 (1)	Uniti Group, Inc.	129,760	0.1
1,524 (1)(2)	Webtoon Entertainment, Inc.	17,404	0.0
3,742 (1)	Yelp, Inc.	91,754	0.1
2,452 (1)	Ziff Davis, Inc.	128,411	0.1
4,652 (1)	ZipRecruiter, Inc. - Class A	17,445	0.0
15,914 (1)	ZoomInfo Technologies, Inc.	46,628	0.0
		5,118,712	2.4

	Consumer Discretionary: 9.2%
2,967 (1)	Abercrombie & Fitch Co. - Class A	267,060	0.1
4,315	Academy Sports & Outdoors, Inc.	203,366	0.1
3,700 (1)	Accel Entertainment, Inc.	46,657	0.0
1,849	Acushnet Holdings Corp.	219,162	0.1
5,323 (1)	Adient PLC	97,837	0.1
2,299 (1)	Adtalem Global Education, Inc.	286,593	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,090 (2)	Advance Auto Parts, Inc.	$254,480	0.1
1,346	A-Mark Precious Metals, Inc.	56,007	0.0
15,969 (1)	American Axle & Manufacturing Holdings, Inc.	86,552	0.1
10,534	American Eagle Outfitters, Inc.	181,185	0.1
1,235 (1)	American Public Education, Inc.	66,320	0.0
9,028 (1)	AMMO, Inc.	20,584	0.0
3,803	Arhaus, Inc.	32,021	0.0
5,258	Arko Corp.	42,222	0.0
931 (1)	ARKO Petroleum Corp.	17,549	0.0
1,292 (1)	Asbury Automotive Group, Inc.	259,795	0.1
1,862 (1)	Beazer Homes USA, Inc.	52,229	0.0
64 (1)	Biglari Holdings, Inc. - Class B	27,266	0.0
1,285 (1)	BJ’s Restaurants, Inc.	78,044	0.0
5,752	Bloomin’ Brands, Inc.	52,573	0.0
1,377 (1)(2)	Bob’s Discount Furniture, Inc.	21,784	0.0
2,068 (1)	Boot Barn Holdings, Inc.	339,710	0.2
6,438	Brightstar Lottery PLC	69,015	0.0
2,887 (1)	Brinker International, Inc.	485,016	0.2
2,173	Buckle, Inc.	91,701	0.1
844 (2)	Build-A-Bear Workshop, Inc.	25,835	0.0
2,368	Caleres, Inc.	29,292	0.0
4,220	Camping World Holdings, Inc. - Class A	32,199	0.0
7,854 (1)	Capri Holdings Ltd.	145,849	0.1
1,057	Carriage Services, Inc.	40,525	0.0
2,380	Carter’s, Inc.	97,961	0.1
523 (1)	Cavco Industries, Inc.	321,321	0.2
1,731	Century Communities, Inc.	124,043	0.1
3,101 (2)	Cheesecake Factory, Inc.	246,654	0.1
368 (1)	Citi Trends, Inc.	21,285	0.0
1,236 (1)	Cooper-Standard Holdings, Inc.	33,434	0.0
14,801 (1)	Coursera, Inc.	83,478	0.0
1,504 (2)	Cracker Barrel Old Country Store, Inc.	80,163	0.0
3,726	Cricut, Inc. - Class A	16,357	0.0
7,367	Dana, Inc.	200,456	0.1
1,864 (1)	Dave & Buster’s Entertainment, Inc.	21,250	0.0
2,531	Designer Brands, Inc. - Class A	14,756	0.0
893 (2)	Dine Brands Global, Inc.	32,059	0.0
1,795 (1)	Dorman Products, Inc.	244,928	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,990 (1)(2)	Dream Finders Homes, Inc. - Class A	$34,347	0.0
4,149 (1)	Driven Brands Holdings, Inc.	57,837	0.0
2,053 (1)	El Pollo Loco Holdings, Inc.	34,819	0.0
540 (1)	Envela Corp.	15,595	0.0
3,992	Ermenegildo Zegna NV	51,976	0.0
1,581	Ethan Allen Interiors, Inc.	35,320	0.0
10,219 (1)	EVgo, Inc.	19,518	0.0
6,314 (1)	Figs, Inc. - Class A	64,592	0.0
4,157 (1)	First Watch Restaurant Group, Inc.	53,584	0.0
276	Flexsteel Industries, Inc.	20,556	0.0
3,957 (1)	Fossil Group, Inc.	16,382	0.0
2,987 (1)	Fox Factory Holding Corp.	50,615	0.0
4,768 (1)	Frontdoor, Inc.	369,949	0.2
3,108 (1)	Funko, Inc. - Class A	18,275	0.0
11,599	Garrett Motion, Inc.	420,232	0.2
716 (1)	Genesco, Inc.	24,179	0.0
15,940 (1)	Genius Sports Ltd.	96,596	0.1
2,144 (1)	Gentherm, Inc.	73,132	0.0
1,721 (1)	GigaCloud Technology, Inc. - Class A	54,384	0.0
2,415	G-III Apparel Group Ltd.	81,410	0.0
8,331 (1)	Global Business Travel Group I	78,228	0.0
18,805 (1)	Goodyear Tire & Rubber Co.	124,113	0.1
212	Graham Holdings Co. - Class B	241,981	0.1
2,116 (1)	Green Brick Partners, Inc.	169,365	0.1
778	Group 1 Automotive, Inc.	226,530	0.1
1,645 (1)(2)	Groupon, Inc.	39,579	0.0
760	Hamilton Beach Brands Holding Co. - Class A	17,503	0.0
6,953	Harley-Davidson, Inc.	170,070	0.1
1,189	Haverty Furniture Cos., Inc.	30,355	0.0
1,613 (1)	Helen of Troy Ltd.	46,890	0.0
3,781 (1)	Hilton Grand Vacations, Inc.	198,011	0.1
6,023 (1)	Holley, Inc.	15,359	0.0
330 (1)	Hovnanian Enterprises, Inc. - Class A	46,995	0.0
1,588	Installed Building Products, Inc.	364,986	0.2
1,230 (1)	Jack in the Box, Inc.	19,446	0.0
785	JAKKS Pacific, Inc.	18,275	0.0
496	Johnson Outdoors, Inc. - Class A	22,836	0.0
4,007	KB Home	250,798	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
7,286	Kohl’s Corp.	$129,108	0.1
3,679	Kontoor Brands, Inc.	306,608	0.2
5,658 (1)	Krispy Kreme, Inc.	19,973	0.0
471 (1)	Kura Sushi USA, Inc. - Class A	27,111	0.0
4,006 (1)	Latham Group, Inc.	25,919	0.0
8,140 (1)	Laureate Education, Inc.	295,645	0.1
2,747	La-Z-Boy, Inc.	110,210	0.1
1,577	LCI Industries	166,973	0.1
892 (1)	Legacy Housing Corp.	23,433	0.0
9,028	Leggett & Platt, Inc.	105,718	0.1
1,415 (1)	LGI Homes, Inc.	90,107	0.1
9,702 (1)	Life Time Group Holdings, Inc.	396,230	0.2
2,038 (1)	Lincoln Educational Services Corp.	101,696	0.1
3,372 (1)	Lindblad Expeditions Holdings, Inc.	95,225	0.1
1,110 (1)	Lovesac Co.	18,526	0.0
8,697 (1)(2)	Lucid Group, Inc.	58,183	0.0
1,708 (1)	M/I Homes, Inc.	274,629	0.1
1,376 (1)	Malibu Boats, Inc. - Class A	37,744	0.0
1,390 (1)	MarineMax, Inc.	50,902	0.0
1,869	Marriott Vacations Worldwide Corp.	190,414	0.1
1,386 (1)	MasterCraft Boat Holdings, Inc.	35,787	0.0
1,925 (1)	McGraw Hill, Inc.	18,230	0.0
4,391	Meritage Homes Corp.	368,185	0.2
804	Monarch Casino & Resort, Inc.	105,814	0.1
1,858	Monro, Inc.	31,790	0.0
1,109 (1)	Motorcar Parts of America, Inc.	16,990	0.0
1,051	Movado Group, Inc.	41,315	0.0
197	Nathan’s Famous, Inc.	20,015	0.0
5,317 (1)	National Vision Holdings, Inc.	101,076	0.1
6,956 (1)(2)	Navan, Inc. - Class A	159,084	0.1
28,753	Newell Brands, Inc.	176,543	0.1
6,739	OneSpaWorld Holdings Ltd.	190,309	0.1
5,119 (1)	Overstock.com, Inc.	29,639	0.0
949	Oxford Industries, Inc.	33,092	0.0
2,181 (2)	Papa John’s International, Inc.	80,195	0.0
2,142	Patrick Industries, Inc.	192,309	0.1
2,189 (1)	Pattern Group, Inc. - Class A	55,141	0.0
27,124 (1)	Peloton Interactive, Inc. - Class A	160,303	0.1
8,617 (1)	Penn Entertainment, Inc.	184,059	0.1
4,250	Perdoceo Education Corp.	136,000	0.1
6,724 (1)	Petco Health & Wellness Co., Inc.	18,289	0.0
2,468	Phinia, Inc.	203,289	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,626	Polaris, Inc.	$248,163	0.1
4,669 (1)	Portillo’s, Inc. - Class A	22,131	0.0
1,417 (1)	Pursuit Attractions and Hospitality, Inc.	79,310	0.0
603	RCI Hospitality Holdings, Inc.	16,474	0.0
7,561 (1)	RealReal, Inc.	89,144	0.1
3,156	Red Rock Resorts, Inc. - Class A	205,329	0.1
3,681	Rent-A-Center, Inc.	78,111	0.0
2,856 (1)	Revolve Group, Inc.	65,374	0.0
1,043 (1)	RH	171,813	0.1
548	Rocky Brands, Inc.	22,600	0.0
6,749 (1)	Rush Street Interactive, Inc.	200,715	0.1
23,266 (1)	Sabre Corp.	48,626	0.0
6,529 (1)	Sally Beauty Holdings, Inc.	92,320	0.1
2,615 (1)	Savers Value Village, Inc.	26,385	0.0
4,921 (1)(2)	Serve Robotics, Inc.	32,380	0.0
2,592 (1)	Shake Shack, Inc. - Class A	145,204	0.1
12,580 (1)(2)	SHARPLINK, Inc.	60,384	0.0
1,362	Shoe Carnival, Inc.	20,198	0.0
2,631	Signet Jewelers Ltd.	226,792	0.1
6,482 (1)	Six Flags Entertainment Corp.	138,067	0.1
3,716 (1)	Skyline Champion Corp.	327,454	0.2
3,004	Smith & Wesson Brands, Inc.	45,180	0.0
13,699 (1)	Solid Power, Inc.	35,480	0.0
949	Sonic Automotive, Inc. - Class A	80,466	0.0
8,170 (1)	Sonos, Inc.	110,540	0.1
1,547	Standard Motor Products, Inc.	60,287	0.0
4,844	Steven Madden Ltd.	203,932	0.1
8,385 (1)	Stitch Fix, Inc. - Class A	34,462	0.0
1,467	Strategic Education, Inc.	112,402	0.1
296 (1)	Strattec Security Corp.	24,109	0.0
2,801 (1)	Stride, Inc.	241,558	0.1
960	Sturm Ruger & Co., Inc.	36,336	0.0
10,895	Super Group SGHC Ltd.	147,627	0.1
7,100 (1)	Sweetgreen, Inc. - Class A	62,551	0.0
2,722 (1)	Target Hospitality Corp.	55,420	0.0
6,219 (1)	Taylor Morrison Home Corp.	446,151	0.2
7,218 (1)	ThredUp, Inc. - Class A	49,443	0.0
9,366 (1)	Topgolf Callaway Brands Corp.	175,987	0.1
13,844 (1)	Under Armour, Inc. - Class A	88,463	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
11,428 (1)	Under Armour, Inc. - Class C	$71,082	0.0
1,681 (1)(2)	United Parks & Resorts, Inc	80,251	0.0
3,213 (1)	Universal Technical Institute, Inc.	137,420	0.1
3,880 (1)	Urban Outfitters, Inc.	274,937	0.1
3,725 (1)	Venu Holding Corp.	8,456	0.0
4,784 (1)	Versigent PLC	200,976	0.1
4,702 (1)	Victoria’s Secret & Co.	392,523	0.2
1,776	Visteon Corp.	176,197	0.1
6,916 (1)	Warby Parker, Inc. - Class A	209,831	0.1
10,559 (2)	Wendy’s Co.	87,534	0.1
205	Winmark Corp.	86,731	0.1
1,851	Winnebago Industries, Inc.	57,825	0.0
5,531	Wolverine World Wide, Inc.	91,427	0.1
4,176 (1)(2)	XMAX, Inc.	37,960	0.0
1,743 (1)	XPEL, Inc.	86,453	0.0
2,592 (1)	Xponential Fitness, Inc. - Class A	17,937	0.0
1,064 (1)	Zumiez, Inc.	18,939	0.0
		20,086,846	9.2

	Consumer Staples: 1.9%
2,230	Andersons, Inc.	152,532	0.1
5,675	B&G Foods, Inc.	22,586	0.0
7,865 (1)	BellRing Brands, Inc.	101,773	0.1
509 (1)	Boston Beer Co., Inc. - Class A	90,108	0.1
2,880	Cal-Maine Foods, Inc.	232,013	0.1
3,984 (1)	Central Garden & Pet Co. - Class A	154,460	0.1
2,474 (1)	Chefs’ Warehouse, Inc.	237,751	0.1
4,230 (1)	ChromaDex Corp.	13,494	0.0
24,063 (1)(2)	Coty, Inc. - Class A	51,976	0.0
5,265	Dole PLC	72,236	0.0
3,111	Edgewell Personal Care Co.	83,561	0.0
4,125	Energizer Holdings, Inc.	88,440	0.1
12,404	Flowers Foods, Inc.	97,992	0.1
2,256	Fresh Del Monte Produce, Inc.	62,965	0.0
6,446 (1)	Grocery Outlet Holding Corp.	64,331	0.0
6,773 (1)	Herbalife Ltd.	89,065	0.1
6,775 (1)	Honest Co., Inc.	24,796	0.0
1,000	Ingles Markets, Inc. - Class A	88,580	0.1
1,185	Inter Parfums, Inc.	132,554	0.1
1,023	J & J Snack Foods Corp.	75,139	0.0
580	John B Sanfilippo & Son, Inc.	49,874	0.0
1,313	Lancaster Colony Corp.	149,892	0.1
1,787	Limoneira Co.	23,463	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
2,626 (1)	Mama’s Creations, Inc.	$46,874	0.0
1,175	MGP Ingredients, Inc.	20,586	0.0
3,995 (1)	Mission Produce, Inc.	47,101	0.0
1,623 (1)	National Beverage Corp.	50,638	0.0
985	Natural Grocers by Vitamin Cottage, Inc.	30,555	0.0
1,071 (1)	Nature’s Sunshine Products, Inc.	23,348	0.0
3,148	Nu Skin Enterprises, Inc. - Class A	16,621	0.0
2,701 (1)	Oddity Tech Ltd. - Class A	40,866	0.0
697	Oil-Dri Corp. of America	71,240	0.0
9,719 (1)	Olaplex Holdings, Inc.	19,924	0.0
967 (1)	Once Upon a Farm PBC	19,804	0.0
1,741	PriceSmart, Inc.	340,087	0.2
306 (1)	Seneca Foods Corp. - Class A	53,226	0.0
5,680 (1)	Simply Good Foods Co.	75,430	0.0
1,504	Spectrum Brands Holdings, Inc.	128,968	0.1
1,274	Turning Point Brands, Inc.	108,048	0.1
4,074 (1)	United Natural Foods, Inc.	186,060	0.1
1,693	Universal Corp.	88,324	0.0
845 (1)	USANA Health Sciences, Inc.	18,041	0.0
5,088	Utz Brands, Inc.	39,178	0.0
780	Village Super Market, Inc. - Class A	32,900	0.0
3,261 (1)	Vita Coco Co., Inc.	215,683	0.1
2,462 (1)	Vital Farms, Inc.	28,633	0.0
906	WD-40 Co.	220,738	0.1
899	Weis Markets, Inc.	70,401	0.0
2,704 (1)	Westrock Coffee Co.	21,929	0.0
1,075 (1)	Yesway, Inc. - Class A	21,823	0.0
		4,196,607	1.9

	Energy: 5.7%
6,357 (1)	American Resources Corp.	13,668	0.0
11,605	Archrock, Inc.	472,440	0.2
2,476	Ardmore Shipping Corp.	34,689	0.0
5,523	Atlas Energy Solutions, Inc.	91,737	0.1
2,200 (1)	BKV Corp.	60,192	0.0
16,982 (1)(2)	Borr Drilling Ltd.	70,136	0.0
1,881	Bristow Group, Inc.	77,723	0.0
4,688	Cactus, Inc. - Class A	240,166	0.1
4,939	California Resources Corp.	261,125	0.1
4,650 (1)	Calumet, Inc.	167,493	0.1
1,242 (1)(2)	Centrus Energy Corp. - Class A	208,495	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
13,092 (1)	Clean Energy Fuels Corp.	$26,839	0.0
9,121 (1)	CNX Resources Corp.	309,476	0.2
4,802 (1)	Comstock Resources, Inc.	71,646	0.0
5,348 (1)	Comstock, Inc.	22,248	0.0
3,343	Core Laboratories, Inc.	38,946	0.0
3,395	Core Natural Resources, Inc.	271,668	0.1
17,300	Crescent Energy Co. - Class A	169,886	0.1
2,063	CVR Energy, Inc.	56,815	0.0
4,097	Delek US Holdings, Inc.	208,169	0.1
9,787	DHT Holdings, Inc.	161,779	0.1
4,851	Diversified Energy Co.	67,235	0.0
2,529	Dorian LPG Ltd.	87,959	0.1
14,127 (1)(2)	Encore Energy Corp.	18,506	0.0
16,768 (1)(2)	Energy Fuels, Inc./ Canada	243,136	0.1
1,091	Energy Services of America Corp.	21,100	0.0
1,682	Excelerate Energy, Inc. - Class A	63,899	0.0
5,760 (1)	Expro Group Holdings NV	85,075	0.0
2,168 (2)	FLEX LNG Ltd.	60,834	0.0
2,464	Flowco Holdings, Inc. - Class A	52,582	0.0
802 (1)	Forum Energy Technologies, Inc.	40,284	0.0
17,203 (1)	Gevo, Inc.	25,804	0.0
6,529	Golar LNG Ltd.	325,405	0.2
4,760	Granite Ridge Resources, Inc.	20,992	0.0
4,698 (1)	Green Plains, Inc.	72,255	0.0
1,046 (1)	Gulfport Energy Corp.	177,506	0.1
9,772 (1)	Helix Energy Solutions Group, Inc.	85,407	0.1
6,593	Helmerich & Payne, Inc.	215,855	0.1
1,430 (1)	Infinity Natural Resources, Inc. - Class A	18,161	0.0
3,184 (1)	Innovex International, Inc.	78,963	0.0
2,802	International Seaways, Inc.	214,605	0.1
3,448	Kinetik Holdings, Inc.	166,676	0.1
6,711	Kodiak Gas Services, Inc.	504,197	0.2
40,265 (1)	Kosmos Energy Ltd.	84,959	0.0
10,726	Liberty Energy, Inc.	280,914	0.1
2,417 (1)	Lightbridge Corp.	21,245	0.0
12,316	Magnolia Oil & Gas Corp. - Class A	315,043	0.2
9,294	Murphy Oil Corp.	302,613	0.2
970 (1)	Nabors Industries Ltd.	81,490	0.0
388	NACCO Industries, Inc. - Class A	19,419	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
4,113 (1)	National Energy Services Reunited Corp.	$123,102	0.1
927	Natural Gas Services Group, Inc.	39,991	0.0
2,571	Navigator Holdings Ltd.	47,898	0.0
5,382 (1)	New Era Energy & Digital, Inc.	34,337	0.0
11,532 (1)(2)	NextDecade Corp.	86,951	0.1
8,555	Noble Corp. PLC	319,101	0.2
13,771	Nordic American Tankers Ltd.	76,291	0.0
7,056	Northern Oil and Gas, Inc.	128,066	0.1
6,739 (1)	Oceaneering International, Inc.	273,064	0.1
4,233 (1)	Oil States International, Inc.	33,906	0.0
3,286 (1)	Par Pacific Holdings, Inc.	184,279	0.1
23,416	Patterson-UTI Energy, Inc.	214,959	0.1
6,594	PBF Energy, Inc. - Class A	300,159	0.1
8,267	Peabody Energy Corp.	191,133	0.1
6,685 (1)	ProPetro Holding Corp.	95,863	0.1
2,036 (1)	REX American Resources Corp.	91,925	0.1
1,103	Riley Exploration Permian, Inc.	36,355	0.0
7,276 (2)	RPC, Inc.	42,419	0.0
8,970 (1)(2)	Sable Offshore Corp.	27,628	0.0
2,600	SandRidge Energy, Inc.	35,620	0.0
3,091	Scorpio Tankers, Inc.	214,083	0.1
2,123 (1)	SEACOR Marine Holdings, Inc.	16,241	0.0
4,257 (1)	Seadrill Ltd.	161,000	0.1
7,631	Select Water Solutions, Inc.	152,467	0.1
8,299	SFL Corp. Ltd.	84,650	0.0
16,269	SM Energy Co.	424,621	0.2
3,555	Solaris Oilfield Infrastructure, Inc. - Class A	286,035	0.1
795 (1)	Summit Midstream Corp.	22,642	0.0
8,896 (1)	Talos Energy, Inc.	114,847	0.1
3,975	Teekay Corp. Ltd.	39,750	0.0
1,639	Teekay Tankers Ltd. - Class A	106,322	0.1
8,854 (1)	TETRA Technologies, Inc.	100,316	0.1
3,331 (1)	Tidewater, Inc.	221,945	0.1
65,863 (1)	Transocean Ltd.	322,070	0.2
32,979 (1)	Uranium Energy Corp.	351,556	0.2
26,281 (1)	Ur-Energy, Inc.	35,742	0.0
7,856	VAALCO Energy, Inc.	39,908	0.0
3,831 (1)	Valaris Ltd.	278,131	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
2,276	Vitesse Energy, Inc.	$35,893	0.0
7,032	W&T Offshore, Inc.	22,151	0.0
3,426	World Fuel Services Corp.	112,852	0.1
		12,313,724	5.7

	Financials: 18.2%
1,299	1st Source Corp.	105,972	0.1
2,452 (2)	Abacus Global Management, Inc.	26,261	0.0
4,214 (1)	Accelerant Holdings - Class A	49,388	0.0
872	ACNB Corp.	51,779	0.0
6,399	Adamas Trust, Inc.	60,023	0.0
1,760	Alerus Financial Corp.	54,736	0.0
1,576	Amalgamated Financial Corp.	72,338	0.0
3,145 (1)	Ambac Financial Group, Inc.	19,625	0.0
2,578	Amerant Bancorp, Inc.	65,791	0.0
2,194	American Coastal Insurance Corp.	24,353	0.0
4,315	Ameris Bancorp	389,472	0.2
1,351	AMERISAFE, Inc.	45,704	0.0
9,295	Apollo Commercial Real Estate Finance, Inc.	99,271	0.1
12,806 (2)	Arbor Realty Trust, Inc.	69,409	0.0
5,295 (2)	Ares Commercial Real Estate Corp.	23,828	0.0
8,125 (2)	ARMOUR Residential REIT, Inc.	141,781	0.1
1,386	Arrow Financial Corp.	56,812	0.0
4,107	Artisan Partners Asset Management, Inc. - Class A	141,815	0.1
9,430	Associated Banc-Corp.	290,161	0.1
9,479	Atlantic Union Bankshares Corp.	401,056	0.2
389 (1)	Atlanticus Holdings Corp.	39,775	0.0
1,770	Avidia Bancorp, Inc.	37,152	0.0
3,679 (1)	Axos Financial, Inc.	358,298	0.2
1,653 (1)	B Riley Financial, Inc.	13,290	0.0
2,028 (1)(2)	Bakkt Holdings, Inc.	15,839	0.0
9,807	Banc of California, Inc.	200,357	0.1
1,475	BancFirst Corp.	163,917	0.1
1,995	Banco Latinoamericano de Comercio Exterior SA - Class Class E	122,633	0.1
2,686 (1)	Bancorp, Inc.	168,251	0.1
704	Bank First Corp.	104,438	0.1
2,600	Bank of Hawaii Corp.	211,874	0.1
1,395	Bank of Marin Bancorp	38,642	0.0
2,717	Bank of NT Butterfield & Son Ltd.	161,662	0.1
4,859	BankUnited, Inc.	235,419	0.1
621	Bankwell Financial Group, Inc.	36,484	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,254	Banner Corp.	$149,756	0.1
1,387	Bar Harbor Bankshares	52,373	0.0
1,042	BayCom Corp.	34,282	0.0
5,623	Berkshire Hills Bancorp, Inc.	171,220	0.1
557 (1)(2)	Better Home & Finance Holding Co.	15,318	0.0
25,087	BGC Group, Inc. - Class A	268,180	0.1
10,694	Blackstone Mortgage Trust, Inc. - Class A	181,263	0.1
1,362 (1)	Bowhead Specialty Holdings, Inc.	40,765	0.0
2,754	Bread Financial Holdings, Inc.	298,396	0.1
2,152 (1)	Bridgewater Bancshares, Inc.	45,278	0.0
1,883	Brightsphere Investment Group, Inc.	134,672	0.1
9,823	BrightSpire Capital, Inc.	53,535	0.0
6,552 (1)	BRP Group, Inc. - Class A	174,152	0.1
13,979	Burford Capital Ltd.	57,314	0.0
1,071	Burke & Herbert Financial Services Corp.	76,962	0.0
2,371	Business First Bancshares, Inc.	72,861	0.0
2,301	Byline Bancorp, Inc.	86,656	0.1
2,067	California BanCorp	43,076	0.0
1,321	Camden National Corp.	71,625	0.0
3,266	Cannae Holdings, Inc.	47,030	0.0
1,096	Capital Bancorp, Inc.	38,492	0.0
1,171	Capital City Bank Group, Inc.	57,871	0.0
8,828	Capitol Federal Financial, Inc.	75,126	0.0
1,767	Carter Bankshares, Inc.	60,096	0.0
923	Cass Information Systems, Inc.	47,368	0.0
4,299	Cathay General Bancorp	266,495	0.1
2,020	Central Pacific Financial Corp.	77,164	0.0
5,868	Chimera Investment Corp.	78,279	0.0
1,266	ChoiceOne Financial Services, Inc.	43,044	0.0
1,948	Citizens & Northern Corp.	45,408	0.0
476	Citizens Financial Services, Inc.	34,481	0.0
3,894 (1)	Citizens, Inc.	22,352	0.0
934	City Holding Co.	123,886	0.1
1,820	Civista Bancshares, Inc.	51,360	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
8,491 (1)	Claros Mortgage Trust, Inc.	$19,954	0.0
2,270	CNB Financial Corp.	76,522	0.0
6,100	CNO Financial Group, Inc.	310,978	0.2
922 (1)	Coastal Financial Corp.	71,464	0.0
1,884	Cohen & Steers, Inc.	143,448	0.1
2,230 (1)	Columbia Financial, Inc.	47,321	0.0
3,570	Community Bank System, Inc.	239,618	0.1
1,251	Community Trust Bancorp, Inc.	90,522	0.1
1,757	Community West Bancshares	47,193	0.0
4,672 (1)	Compass Diversified Holdings	49,804	0.0
3,394	ConnectOne Bancorp, Inc.	113,495	0.1
2,078 (1)	Customers Bancorp, Inc.	164,370	0.1
11,084	CVB Financial Corp.	249,944	0.1
681 (1)	Dave, Inc.	253,734	0.1
11,636	DigitalBridge Group, Inc.	183,616	0.1
2,839	Dime Community Bancshares, Inc.	115,405	0.1
6,106	Dlocal Ltd./Uruguay	79,347	0.0
1,685 (1)	Donnelley Financial Solutions, Inc.	70,686	0.0
13,488	Dynex Capital, Inc.	176,828	0.1
2,082	Eagle Bancorp, Inc.	59,108	0.0
14,241	Eastern Bankshares, Inc.	316,720	0.2
8,299	Ellington Financial, Inc.	112,949	0.1
1,402	Employers Holdings, Inc.	70,773	0.0
1,931	Enact Holdings, Inc.	88,266	0.1
1,395 (1)	Encore Capital Group, Inc.	130,140	0.1
1,613 (1)	Enova International, Inc.	388,297	0.2
2,477	Enterprise Financial Services Corp.	163,185	0.1
1,341	Equity Bancshares, Inc. - Class A	65,696	0.0
520	Esquire Financial Holdings, Inc.	61,937	0.0
6,002	Essent Group Ltd.	385,809	0.2
4,243	EVERTEC, Inc.	117,871	0.1
2,369	F&G Annuities & Life, Inc.	62,992	0.0
1,228	Farmers & Merchants Bancorp, Inc./Archbold OH	37,552	0.0
4,434	Farmers National Banc Corp.	64,736	0.0
2,991	FB Financial Corp.	165,552	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
621	Federal Agricultural Mortgage Corp. - Class C	$123,747	0.1
3,797	Fidelis Insurance Holdings Ltd.	92,457	0.1
576	Fidelity D&D Bancorp, Inc.	29,618	0.0
1,535	Financial Institutions, Inc.	59,819	0.0
1,246	First Bancorp, Inc.	43,386	0.0
10,173	First BanCorp/Puerto Rico	265,210	0.1
2,793	First Bancorp/Southern Pines NC	178,556	0.1
2,293	First Bank/Hamilton NJ	40,655	0.0
5,423	First Busey Corp.	159,979	0.1
785	First Business Financial Services, Inc.	49,588	0.0
306	First Capital, Inc.	19,780	0.0
6,813	First Commonwealth Financial Corp.	138,508	0.1
1,382	First Community Bankshares, Inc.	61,388	0.0
6,931	First Financial Bancorp	234,476	0.1
8,880	First Financial Bankshares, Inc.	307,248	0.2
915	First Financial Corp.	70,858	0.0
5,845	First Interstate BancSystem, Inc. - Class A	225,383	0.1
4,253	First Merchants Corp.	185,814	0.1
1,886	First Mid Bancshares, Inc.	90,698	0.1
2,733	FirstCash Holdings, Inc.	591,203	0.3
1,791 (1)	Firstsun Capital Bancorp	69,455	0.0
1,338	Five Star Bancorp	65,147	0.0
7,999 (1)	Flywire Corp.	140,542	0.1
5,812	Franklin BSP Realty Trust, Inc.	47,310	0.0
12,535	Fulton Financial Corp.	303,222	0.2
851 (1)	GBank Financial Holdings, Inc.	25,794	0.0
4,323	GCM Grosvenor, Inc. - Class A	53,173	0.0
3,043 (1)(2)	Gemini Space Station, Inc. - Class A	12,963	0.0
25,276 (1)	Genworth Financial, Inc. - Class A	239,364	0.1
2,739	German American Bancorp, Inc.	129,993	0.1
8,779	Glacier Bancorp, Inc.	452,821	0.2
1,591 (1)	Goosehead Insurance, Inc. - Class A	77,164	0.0
660	Great Southern Bancorp, Inc.	51,751	0.0
3,759 (1)	Green Dot Corp. - Class A	50,784	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
834	Greene County Bancorp, Inc.	$28,014	0.0
2,124 (1)	Greenlight Capital Re Ltd. - Class A	34,366	0.0
3,063	Hamilton Insurance Group Ltd. - Class B	103,958	0.1
5,345	Hancock Whitney Corp.	399,378	0.2
2,197	Hanmi Financial Corp.	71,183	0.0
8,544	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	333,643	0.2
647	Hawthorn Bancshares, Inc.	25,427	0.0
1,570	HBT Financial, Inc.	50,224	0.0
741	HCI Group, Inc.	129,860	0.1
3,037	Heritage Financial Corp.	89,956	0.1
1,669 (1)	Heritage Insurance Holdings, Inc.	43,528	0.0
2,778	Hilltop Holdings, Inc.	107,731	0.1
115	Hingham Institution For Savings The	35,322	0.0
1,457 (1)	Hippo Holdings, Inc.	41,175	0.0
577	Home Bancorp, Inc.	39,536	0.0
12,131	Home BancShares, Inc.	346,340	0.2
2,950	HomeStreet, Inc. - Class A	46,905	0.0
1,255	HomeTrust Bancshares, Inc.	62,612	0.0
8,446	Hope Bancorp, Inc.	115,541	0.1
2,729	Horace Mann Educators Corp.	140,953	0.1
3,907	Horizon Bancorp, Inc.	78,062	0.0
3,196	Independent Bank Corp.	267,569	0.1
1,545	Independent Bank Corp. Michigan	55,728	0.0
3,863 (1)	Innventure, Inc.	19,585	0.0
3,647	International Bancshares Corp.	276,990	0.1
1,735 (1)	International Money Express, Inc.	25,071	0.0
5,917	Invesco Mortgage Capital, Inc.	46,744	0.0
105	Investors Title Co.	28,736	0.0
572	Isabella Bank Corp.	22,594	0.0
4,369	Jackson Financial, Inc. - Class A	447,342	0.2
1,590	Jefferson Capital, Inc.	30,957	0.0
1,387	John Marshall Bancorp, Inc.	30,237	0.0
5,142	Kearny Financial Corp.	48,643	0.0
3,940	Kemper Corp.	106,222	0.1
1,001	Kingstone Cos., Inc.	19,049	0.0
2,021 (1)	Kingsway Financial Services, Inc.	21,059	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,188 (2)	KKR Real Estate Finance Trust, Inc.	$28,646	0.0
8,254	Ladder Capital Corp.	82,127	0.0
1,723	Lakeland Financial Corp.	106,344	0.1
4,794 (1)	Lemonade, Inc.	311,850	0.2
7,648 (1)	LendingClub Corp.	158,620	0.1
772 (1)	LendingTree, Inc.	34,192	0.0
2,572	Live Oak Bancshares, Inc.	105,040	0.1
4,141	Marex Group PLC	252,394	0.1
23,969 (1)	Marqeta, Inc. - Class A	97,314	0.1
4,061 (1)	MBIA, Inc.	26,478	0.0
1,294	Mercantile Bank Corp.	74,301	0.0
1,764	Merchants Bancorp	88,200	0.1
1,811	Mercury General Corp.	193,089	0.1
1,973	Metrocity Bankshares, Inc.	70,811	0.0
775	Metropolitan Bank Holding Corp.	76,539	0.0
6,919	MFA Financial, Inc.	67,045	0.0
5,081 (1)	Miami International Holdings, Inc.	188,810	0.1
1,682	Mid Penn Bancorp, Inc.	58,601	0.0
1,461	Midland States Bancorp, Inc.	45,496	0.0
4,977	Moelis & Co. - Class A	325,595	0.2
1,247	MVB Financial Corp.	36,175	0.0
2,908	National Bank Holdings Corp. - Class A	129,202	0.1
4,525	Navient Corp.	38,508	0.0
3,018	NB Bancorp, Inc.	63,770	0.0
3,504	NBT Bancorp, Inc.	172,992	0.1
984	Nelnet, Inc. - Class A	131,197	0.1
2,577 (1)	Neptune Insurance Holdings, Inc. - Class A	81,176	0.0
2,573 (1)	NerdWallet, Inc. - Class A	23,800	0.0
20,467	New York Community Bancorp, Inc.	305,777	0.2
2,067	NewtekOne, Inc.	30,612	0.0
1,326	Nicolet Bankshares, Inc.	219,307	0.1
5,089 (1)	NMI Holdings, Inc. - Class A	209,107	0.1
523	Northeast Bank	69,313	0.0
1,376	Northeast Community Bancorp, Inc.	38,170	0.0
2,952	Northfield Bancorp, Inc.	43,483	0.0
1,799	Northpointe Bancshares, Inc.	34,505	0.0
1,749	Northrim BanCorp, Inc.	48,517	0.0
9,708	Northwest Bancshares, Inc.	147,173	0.1
1,121	Norwood Financial Corp.	36,040	0.0
5,583	OceanFirst Financial Corp.	109,036	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
534 (1)	Ocwen Financial Corp.	$21,226	0.0
2,881	OFG Bancorp	141,371	0.1
22,650	Old National Bancorp	586,635	0.3
3,672	Old Second Bancorp, Inc.	85,631	0.1
7,681 (1)	Open Lending Corp.	23,888	0.0
3,301 (1)	Oportun Financial Corp.	18,849	0.0
1,938 (1)	OppFi, Inc.	19,244	0.0
1,105	Orange County Bancorp, Inc.	40,642	0.0
13,070 (2)	Orchid Island Capital, Inc.	91,098	0.1
2,160	Origin Bancorp, Inc.	110,484	0.1
1,497	Orrstown Financial Services, Inc.	61,123	0.0
16,033 (1)	Oscar Health, Inc. - Class A	457,261	0.2
4,785	P10, Inc. - Class A	37,658	0.0
11,225	Pagseguro Digital Ltd. - Class A	101,586	0.1
1,771 (1)	Palomar Holdings, Inc.	223,837	0.1
1,155	Park National Corp.	211,353	0.1
1,443	Pathward Financial, Inc.	125,628	0.1
4,378	Patria Investments Ltd. - Class A	48,070	0.0
4,032 (1)	Paymentus Holdings, Inc. - Class A	97,413	0.1
18,079 (1)	Payoneer Global, Inc.	128,722	0.1
2,267 (1)	Paysafe Ltd.	16,934	0.0
3,182 (1)	Paysign, Inc.	26,061	0.0
1,260	Peapack-Gladstone Financial Corp.	59,636	0.0
1,977	PennyMac Financial Services, Inc.	172,197	0.1
6,155	PennyMac Mortgage Investment Trust	69,428	0.0
2,526	Peoples Bancorp, Inc.	97,024	0.1
819	Peoples Financial Services Corp.	54,357	0.0
4,734	Perella Weinberg Partners	75,555	0.0
4,692	Piper Sandler Cos.	339,419	0.2
1,623	PJT Partners, Inc. - Class A	244,976	0.1
569	Plumas Bancorp	33,252	0.0
2,016 (1)	Ponce Financial Group, Inc.	40,199	0.0
2,658 (1)	PRA Group, Inc.	50,475	0.0
801	Preferred Bank/Los Angeles CA	85,114	0.0
2,842 (1)	Priority Technology Holdings, Inc.	18,956	0.0
2,644	PROG Holdings, Inc.	123,237	0.1
8,433	Provident Financial Services, Inc.	199,356	0.1
1,161	QCR Holdings, Inc.	113,023	0.1
8,978	Radian Group, Inc.	338,201	0.2
1,331	RBB Bancorp	36,489	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
12,080	Ready Capital Corp.	$21,140	0.0
439	Red River Bancshares, Inc.	40,072	0.0
9,970	Redwood Trust, Inc.	47,258	0.0
711	Regional Management Corp.	29,293	0.0
12,595 (1)	Remitly Global, Inc.	282,254	0.1
6,226	Renasant Corp.	264,854	0.1
5,121 (1)	Repay Holdings Corp.	21,508	0.0
670	Republic Bancorp, Inc. - Class A	60,588	0.0
876 (1)	Root, Inc. - Class A	48,986	0.0
2,571	S&T Bancorp, Inc.	126,185	0.1
1,004	Safety Insurance Group, Inc.	75,159	0.0
6,477	Seacoast Banking Corp. of Florida	215,360	0.1
3,996	Selective Insurance Group, Inc.	387,652	0.2
3,509	ServisFirst Bancshares, Inc.	304,406	0.2
1,093 (1)	Sezzle, Inc.	187,592	0.1
2,588	Shore Bancshares, Inc.	59,395	0.0
1,147	Sierra Bancorp	46,752	0.0
9,696	Simmons First National Corp. - Class A	219,614	0.1
7,093 (1)	SiriusPoint Ltd.	170,232	0.1
2,820 (1)	Skyward Specialty Insurance Group, Inc.	164,547	0.1
4,368 (1)	Slide Insurance Holdings, Inc.	84,608	0.0
1,354	SmartFinancial, Inc.	63,530	0.0
1,239	South Plains Financial, Inc.	53,382	0.0
698 (1)	Southern First Bancshares, Inc.	42,648	0.0
747	Southern Missouri Bancorp, Inc.	56,929	0.0
2,319	Southside Bancshares, Inc.	81,606	0.0
5,189	StepStone Group, Inc. - Class A	214,617	0.1
2,044	Stewart Information Services Corp.	134,945	0.1
1,829	Stock Yards Bancorp, Inc.	139,864	0.1
15,349	StoneCo Ltd. - Class A	166,383	0.1
4,841 (1)	StoneX Group, Inc.	573,659	0.3
2,848	Texas Capital Bancshares, Inc.	294,084	0.1
1,247 (1)	Third Coast Bancshares, Inc.	50,379	0.0
829	Timberland Bancorp, Inc.	37,147	0.0
1,755	Tiptree, Inc.	31,450	0.0
1,031	Tompkins Financial Corp.	97,450	0.1
5,856	Towne Bank/ Portsmouth VA	212,221	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,619	TPG RE Finance Trust, Inc.	$47,031	0.0
2,189	TriCo Bancshares	117,878	0.1
1,562 (1)	Triumph Financial, Inc.	119,196	0.1
2,383 (1)	Trupanion, Inc.	59,027	0.0
1,351	TrustCo Bank Corp. NY	74,183	0.0
3,712	Trustmark Corp.	170,789	0.1
7,251	Two Harbors Investment Corp.	89,985	0.1
4,818	UMB Financial Corp.	687,818	0.3
9,049	United Bankshares, Inc.	414,716	0.2
7,972	United Community Banks, Inc.	279,737	0.1
1,514	United Fire Group, Inc.	79,394	0.0
676	Unity Bancorp, Inc.	39,674	0.0
1,746	Universal Insurance Holdings, Inc.	72,215	0.0
2,100	Univest Financial Corp.	91,875	0.1
5,663 (1)	Upstart Holdings, Inc.	200,640	0.1
31,648	Valley National Bancorp	463,643	0.2
2,853	Victory Capital Holdings, Inc. - Class A	239,823	0.1
429	Virtus Investment Partners, Inc.	61,562	0.0
2,266	Walker & Dunlop, Inc.	123,950	0.1
4,859	Washington Federal, Inc.	186,440	0.1
1,409	Washington Trust Bancorp, Inc.	51,400	0.0
1,483	Waterstone Financial, Inc.	30,743	0.0
2,599 (1)	Wealthfront Corp.	23,235	0.0
22,291 (1)	Webull Corp.	145,337	0.1
6,154	WesBanco, Inc.	240,191	0.1
1,701	West BanCorp, Inc.	45,128	0.0
1,602	Westamerica BanCorp	93,989	0.1
9,060	WisdomTree, Inc.	153,476	0.1
174 (1)	World Acceptance Corp.	38,946	0.0
3,473	WSFS Financial Corp.	266,483	0.1
		39,448,881	18.2

	Health Care: 19.7%
7,960 (1)	10X Genomics, Inc. - Class A	305,186	0.2
3,196 (1)	4D Molecular Therapeutics, Inc.	42,507	0.0
3,220 (1)(2)	Abeona Therapeutics, Inc.	19,900	0.0
9,237 (1)	Absci Corp.	107,057	0.1
6,215 (1)	Acadia Healthcare Co., Inc.	183,529	0.1
8,506 (1)	ACADIA Pharmaceuticals, Inc.	215,202	0.1
5,335 (1)	Achieve Life Sciences, Inc.	34,838	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,364 (1)	Aclaris Therapeutics, Inc.	$44,246	0.0
6,866 (1)	AdaptHealth Corp.	71,544	0.0
10,322 (1)	Adaptive Biotechnologies Corp.	221,407	0.1
1,215 (1)	Addus HomeCare Corp.	122,071	0.1
15,306 (1)	ADMA Biologics, Inc.	128,111	0.1
832 (1)	agilon health, Inc.	89,174	0.1
3,950 (1)	Agios Pharmaceuticals, Inc.	146,584	0.1
18,495 (1)	Akebia Therapeutics, Inc.	21,084	0.0
4,841 (3)(4)	Akero Therapeutics, Inc.	3,147	0.0
1,473 (1)(2)	Aktis Oncology, Inc.	47,475	0.0
959 (1)	Alamar Biosciences, Inc.	25,979	0.0
7,649 (1)	Alector, Inc.	15,374	0.0
13,572 (1)	Alignment Healthcare, Inc.	323,149	0.2
11,132 (1)	Alkermes PLC	583,261	0.3
18,083 (1)	Allogene Therapeutics, Inc.	37,613	0.0
8,395 (1)	Alphatec Holdings, Inc.	72,617	0.0
13,643 (1)	Altimmune, Inc.	41,475	0.0
1,795 (1)	Alto Neuroscience, Inc.	47,370	0.0
5,301 (1)	Alumis, Inc.	149,170	0.1
7,936 (1)	ALX Oncology Holdings, Inc.	16,427	0.0
2,621 (1)	AMN Healthcare Services, Inc.	84,842	0.0
11,415 (1)	Amneal Pharmaceuticals, Inc.	197,594	0.1
2,352 (1)	Amphastar Pharmaceuticals, Inc.	47,463	0.0
6,226 (1)	Amylyx Pharmaceuticals, Inc.	111,819	0.1
1,323 (1)	AnaptysBio, Inc.	89,302	0.1
6,704 (1)	Anavex Life Sciences Corp.	17,363	0.0
2,733 (1)	AngioDynamics, Inc.	35,556	0.0
1,362 (1)	ANI Pharmaceuticals, Inc.	112,746	0.1
953 (1)	Anika Therapeutics, Inc.	13,942	0.0
10,584 (1)	Annexon, Inc.	60,435	0.0
5,558 (1)	Anteris Technologies Global Corp.	54,746	0.0
2,992 (1)	Apogee Therapeutics, Inc.	397,128	0.2
3,051 (1)	Apollo Medical Holdings, Inc.	141,597	0.1
7,574 (1)	Aquestive Therapeutics, Inc.	31,508	0.0
10,904 (1)	Arbutus Biopharma Corp.	52,339	0.0
2,022 (1)	Arcturus Therapeutics Holdings, Inc.	13,588	0.0
6,001 (1)	Arcus Biosciences, Inc.	185,011	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,615 (1)	Arcutis Biotherapeutics, Inc.	$199,665	0.1
16,329 (1)	Ardelyx, Inc.	83,278	0.0
1,828 (1)	Ardent Health Partners, Inc.	17,988	0.0
2,575 (1)(2)	ArriVent Biopharma, Inc.	89,455	0.1
4,211 (1)(2)	ARS Pharmaceuticals, Inc.	33,730	0.0
3,085 (1)	Artivion, Inc.	69,320	0.0
4,275 (1)	Arvinas, Inc.	35,525	0.0
750 (1)	Assembly Biosciences, Inc.	20,610	0.0
21,617 (1)	AtaiBeckley, Inc.	113,922	0.1
5,573 (1)	Atea Pharmaceuticals, Inc.	25,914	0.0
3,353 (1)	AtriCure, Inc.	93,817	0.1
3,364 (1)	Aura Biosciences, Inc.	23,884	0.0
7,910 (1)	Aurinia Pharmaceuticals, Inc.	134,233	0.1
2,808 (1)	Avalo Therapeutics, Inc.	51,892	0.0
1,166 (1)	Avalyn Pharma, Inc.	38,385	0.0
2,970 (1)	Avanos Medical, Inc.	73,894	0.0
5,261 (1)	Aveanna Healthcare Holdings, Inc.	45,087	0.0
3,518 (1)	Axogen, Inc.	162,496	0.1
2,866 (1)	Azenta, Inc.	73,140	0.0
6,601 (1)	Beam Therapeutics, Inc.	226,546	0.1
1,698 (1)	Benitec Biopharma, Inc.	22,719	0.0
2,779 (1)	Beta Bionics, Inc.	43,547	0.0
2,999 (1)	Bicara Therapeutics, Inc.	89,040	0.1
2,395 (1)	BioAge Labs, Inc.	58,701	0.0
15,538 (1)	BioCryst Pharmaceuticals, Inc.	155,380	0.1
8,961 (1)	Biohaven Ltd.	133,340	0.1
2,973 (1)	BioLife Solutions, Inc.	83,958	0.0
3,441 (1)	Bioventus, Inc. - Class A	32,483	0.0
499 (1)	Bright Minds Biosciences, Inc.	35,030	0.0
10,819 (1)	BrightSpring Health Services, Inc.	754,517	0.4
15,928 (1)	Brookdale Senior Living, Inc.	256,282	0.1
14,065 (1)	Butterfly Network, Inc.	118,427	0.1
7,039 (1)	C4 Therapeutics, Inc.	32,872	0.0
7,785 (1)	Cabaletta Bio, Inc.	24,211	0.0
4,305 (1)	Candel Therapeutics, Inc.	44,341	0.0
3,601 (1)(2)	Capricor Therapeutics, Inc.	86,712	0.1
2,524 (1)(2)	CapsoVision, Inc.	19,132	0.0
3,430 (1)	CareDx, Inc.	97,755	0.1
2,031 (1)	Castle Biosciences, Inc.	48,439	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,710 (1)	Catalyst Pharmaceuticals, Inc.	$242,325	0.1
2,561 (1)(2)	Celcuity, Inc.	267,932	0.1
5,226 (1)	Celldex Therapeutics, Inc.	194,459	0.1
8,797 (1)	Century Therapeutics, Inc.	21,553	0.0
1,965 (1)	Ceribell, Inc.	38,219	0.0
7,683 (1)	Certara, Inc.	50,324	0.0
13,720 (1)	Cerus Corp.	40,062	0.0
4,917 (1)	CG oncology, Inc.	349,353	0.2
679 (1)	Claritev Corp.	23,161	0.0
1,926 (1)	ClearPoint Neuro, Inc.	34,360	0.0
28,037 (1)	Clover Health Investments Corp.	146,914	0.1
6,687 (1)	Codexis, Inc.	15,113	0.0
11,104 (1)	Cogent Biosciences, Inc.	429,725	0.2
10,117 (1)(2)	Coherus Biosciences, Inc.	14,164	0.0
2,206 (1)	Collegium Pharmaceutical, Inc.	79,857	0.0
8,874 (1)	Community Health Systems, Inc.	29,639	0.0
9,219 (1)	Compass Therapeutics, Inc.	20,190	0.0
730 (1)	Computer Programs and Systems, Inc.	19,133	0.0
7,783	Concentra Group Holdings Parent, Inc.	231,544	0.1
2,063	CONMED Corp.	67,522	0.0
1,942 (1)	Contineum Therapeutics, Inc. - Class A	31,829	0.0
5,030 (1)(2)	CorMedix, Inc.	39,485	0.0
1,986 (1)	CorVel Corp.	124,165	0.1
4,588 (1)	Corvus Pharmaceuticals, Inc.	68,545	0.0
1,525 (1)	Crescent Biopharma, Inc.	27,450	0.0
6,937 (1)	Crinetics Pharmaceuticals, Inc.	259,583	0.1
6,196 (1)	CRISPR Therapeutics AG	337,930	0.2
2,098 (1)	Cross Country Healthcare, Inc.	27,715	0.0
3,461 (1)	CryoPort, Inc.	54,338	0.0
4,082 (1)	Cullinan Oncology, Inc.	74,333	0.0
8,824 (1)	Cytek Biosciences, Inc.	39,090	0.0
8,789 (1)	Cytokinetics, Inc.	748,735	0.4
12,133 (1)	CytomX Therapeutics, Inc.	45,499	0.0
3,578 (1)	Damora Therapeutics, Inc.	93,064	0.1
8,672 (1)	Definium Therapeutics, Inc.	407,931	0.2
2,147 (1)	Delcath Systems, Inc.	27,031	0.0
9,823 (1)	Denali Therapeutics, Inc.	252,648	0.1
13,588	Dentsply Sirona, Inc.	144,169	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,123 (1)	Design Therapeutics, Inc.	$30,720	0.0
2,884 (1)	DiaMedica Therapeutics, Inc.	20,303	0.0
3,153 (1)	Dianthus Therapeutics, Inc.	307,354	0.2
1,897 (1)	Disc Medicine, Inc.	138,747	0.1
9,125 (1)	Dyne Therapeutics, Inc.	202,666	0.1
4,773 (1)	Edgewise Therapeutics, Inc.	193,927	0.1
7,224 (1)	Editas Medicine, Inc.	23,406	0.0
1,611 (1)	Eikon Therapeutics, Inc.	21,024	0.0
548 (1)	Electromed, Inc.	23,180	0.0
5,546 (1)	Eledon Pharmaceuticals, Inc.	21,851	0.0
2,401 (1)	Eliem Therapeutics, Inc.	31,309	0.0
4,084	Embecta Corp.	13,314	0.0
3,574 (1)	Emergent BioSolutions, Inc.	29,950	0.0
2,078 (1)	Enanta Pharmaceuticals, Inc.	30,297	0.0
2,864 (1)	Enliven Therapeutics, Inc.	145,348	0.1
3,948 (1)	Enovis Corp.	81,724	0.0
2,316 (1)	Entrada Therapeutics, Inc.	17,046	0.0
13,340 (1)	Erasca, Inc.	244,389	0.1
16,878 (1)	Esperion Therapeutics, Inc.	53,334	0.0
1,814 (1)	Establishment Labs Holdings, Inc.	155,659	0.1
1,816 (1)	Eton Pharmaceuticals, Inc.	65,739	0.0
7,867 (1)	Evolent Health, Inc. - Class A	42,639	0.0
4,217 (1)	Evolus, Inc.	29,266	0.0
888 (1)	Evommune, Inc.	11,802	0.0
5,268 (1)	EyePoint Pharmaceuticals, Inc.	75,332	0.0
2,145 (1)	Fennec Pharmaceuticals, Inc.	23,059	0.0
1,594 (1)	First Tracks Biotherapeutics, Inc.	32,071	0.0
3,340 (1)	Foghorn Therapeutics, Inc.	16,299	0.0
1,346 (1)	Forte Biosciences, Inc.	28,602	0.0
6,509 (1)	Fortrea Holdings, Inc.	113,257	0.1
4,246 (1)	Fulcrum Therapeutics, Inc.	15,540	0.0
1,410 (1)	Fulgent Genetics, Inc.	28,933	0.0
3,643 (1)	Galectin Therapeutics, Inc.	16,904	0.0
1,331 (1)	GeneDx Holdings Corp.	91,373	0.1
1,711 (1)	Generate Biomedicines, Inc.	28,865	0.0
37,719 (1)	Geron Corp.	48,280	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,310 (1)	Ginkgo Bioworks Holdings, Inc.	$32,802	0.0
3,839 (1)	Glaukos Corp.	536,539	0.3
2,756 (1)	GRAIL, Inc.	188,152	0.1
1,248 (1)	Guardian Pharmacy Services, Inc. - Class A	52,254	0.0
3,129 (1)	Haemonetics Corp.	234,675	0.1
2,991 (1)	Harmony Biosciences Holdings, Inc.	108,902	0.1
2,164 (1)	Harrow, Inc.	91,905	0.1
5,626 (1)	HealthEquity, Inc.	508,140	0.2
1,642	HealthStream, Inc.	44,744	0.0
5,359 (1)	HeartFlow, Inc.	157,233	0.1
14,370 (1)	Hims & Hers Health, Inc.	498,208	0.2
2,779 (1)	Hinge Health, Inc. - Class A	230,657	0.1
8,408 (1)	Hyperliquid Strategies, Inc.	66,171	0.0
1,640 (1)	ICU Medical, Inc.	240,424	0.1
5,590 (1)	Ideaya Biosciences, Inc.	208,339	0.1
2,863 (1)	Immix Biopharma, Inc.	29,518	0.0
3,798 (1)	Immuneering Corp. - Class A	18,952	0.0
25,794 (1)(2)	ImmunityBio, Inc.	225,826	0.1
7,054 (1)	Immunome, Inc.	149,474	0.1
5,696 (1)	Immunovant, Inc.	219,467	0.1
7,963 (1)	Indivior Pharmaceuticals, Inc.	326,722	0.2
9,323 (1)	Inhibikase Therapeutics, Inc.	18,926	0.0
636 (1)	Inhibrx Biosciences, Inc.	60,261	0.0
1,640 (1)	Innovage Holding Corp.	19,434	0.0
4,936 (1)	Innoviva, Inc.	112,097	0.1
2,240 (1)	Inogen, Inc.	14,448	0.0
1,931 (1)	Inspire Medical Systems, Inc.	86,142	0.1
2,250 (1)	Integer Holdings Corp.	210,262	0.1
4,647 (1)	Integra LifeSciences Holdings Corp.	83,460	0.0
9,013 (1)(2)	Intellia Therapeutics, Inc.	152,500	0.1
14,947 (1)	Invivyd, Inc.	13,040	0.0
26,562 (1)	Iovance Biotherapeutics, Inc.	110,498	0.1
587	iRadimed Corp.	56,094	0.0
2,205 (1)	iRhythm Technologies, Inc.	262,285	0.1
10,986 (1)	Ironwood Pharmaceuticals, Inc.	46,251	0.0
2,202 (1)	Jade Biosciences, Inc.	48,928	0.0
2,935 (1)	Janux Therapeutics, Inc.	45,082	0.0
3,089 (1)	Kailera Therapeutics, Inc.	68,051	0.0
1,464 (1)	Karyopharm Therapeutics, Inc.	14,303	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,904 (1)	Keros Therapeutics, Inc.	$20,373	0.0
1,881 (1)	Kestra Medical Technologies Ltd.	47,853	0.0
2,824 (1)	Kiniksa Pharmaceuticals International PLC	180,595	0.1
2,630 (1)	Kodiak Sciences, Inc.	102,465	0.1
837 (1)	Korro Bio, Inc.	11,032	0.0
4,145 (1)	KORU Medical Systems, Inc.	17,409	0.0
1,736 (1)	Krystal Biotech, Inc.	645,219	0.3
5,859 (1)	Kura Oncology, Inc.	64,273	0.0
4,174 (1)	Kymera Therapeutics, Inc.	478,633	0.2
2,914 (1)	Kyverna Therapeutics, Inc.	25,964	0.0
4,334 (1)	Lantheus Holdings, Inc.	480,814	0.2
4,692 (1)	Larimar Therapeutics, Inc.	14,311	0.0
1,565 (1)	LB Pharmaceuticals, Inc.	50,792	0.0
1,452	LeMaitre Vascular, Inc.	139,334	0.1
5,092 (1)	Lexeo Therapeutics, Inc.	23,703	0.0
17,302 (1)	Lexicon Pharmaceuticals, Inc.	41,525	0.0
2,948 (1)	LifeMD, Inc.	12,175	0.0
12,668 (1)	LifeStance Health Group, Inc.	135,674	0.1
1,334 (1)	Ligand Pharmaceuticals, Inc.	421,664	0.2
14,858 (1)	Lineage Cell Therapeutics, Inc.	19,464	0.0
4,701 (1)	Liquidia Corp.	374,811	0.2
3,721 (1)	LivaNova PLC	305,978	0.2
1,499 (1)(2)	Lumexa Imaging Holdings, Inc.	16,909	0.0
4,490 (1)	MacroGenics, Inc.	20,744	0.0
20,642 (1)	MannKind Corp.	87,935	0.1
1,221 (1)	MapLight Therapeutics, Inc.	43,761	0.0
7,873 (1)	Maravai LifeSciences Holdings, Inc. - Class A	49,127	0.0
2,412 (1)	Maze Therapeutics, Inc.	71,974	0.0
2,076 (1)	MBX Biosciences, Inc.	114,595	0.1
4,189 (1)	MeiraGTx Holdings PLC	56,593	0.0
3,952 (1)	Merit Medical Systems, Inc.	274,032	0.1
371	Mesa Laboratories, Inc.	36,933	0.0
8,448 (1)	MiMedx Group, Inc.	32,525	0.0
3,829 (1)	Mineralys Therapeutics, Inc.	103,306	0.1
2,633 (1)	Minerva Neurosciences, Inc.	14,613	0.0
2,008 (1)	MiniMed Group, Inc.	30,020	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,159 (1)	Mirum Pharmaceuticals, Inc.	$369,824	0.2
307 (1)(2)	Monopar Therapeutics, Inc.	28,425	0.0
4,965 (1)	Monte Rosa Therapeutics, Inc.	120,153	0.1
6,458 (1)	Myriad Genetics, Inc.	36,875	0.0
864	National HealthCare Corp.	182,615	0.1
937	National Research Corp.	20,211	0.0
2,298 (1)	Nektar Therapeutics	160,423	0.1
14,894 (1)	Neogen Corp.	133,897	0.1
8,776 (1)	NeoGenomics, Inc.	128,042	0.1
809 (1)	Neurogene, Inc.	25,443	0.0
1,985 (1)	NeuroPace, Inc.	31,542	0.0
10,160 (1)	Novavax, Inc.	95,707	0.1
7,167 (1)	Novocure Ltd.	108,580	0.1
6,440 (1)	Nurix Therapeutics, Inc.	156,234	0.1
335 (1)	Nutex Health, Inc.	57,248	0.0
3,556 (1)	Nuvalent, Inc. - Class A	439,166	0.2
16,896 (1)	Nuvation Bio, Inc.	95,969	0.1
1,209 (1)(2)	Nuvectis Pharma, Inc.	22,233	0.0
23,683 (1)	Ocugen, Inc.	36,235	0.0
13,807 (1)	Ocular Therapeutix, Inc.	135,585	0.1
5,270 (1)	Olema Pharmaceuticals, Inc.	65,928	0.0
2,416 (1)	Omada Health, Inc.	53,031	0.0
4,849 (1)(2)	Omeros Corp.	46,114	0.0
8,555 (1)	Omniab, Inc.	21,045	0.0
3,044 (1)	Omnicell, Inc.	126,387	0.1
5,284 (1)	Oncology Institute, Inc.	28,692	0.0
29,492 (1)	OPKO Health, Inc.	44,238	0.0
10,510 (1)	Option Care Health, Inc.	220,395	0.1
4,133 (1)	Opus Genetics, Inc.	16,987	0.0
5,262 (1)	OraSure Technologies, Inc.	23,469	0.0
5,135 (1)	Organogenesis Holdings, Inc.	12,478	0.0
5,086 (1)	ORIC Pharmaceuticals, Inc.	55,081	0.0
3,106 (1)	Orthofix Medical, Inc.	28,389	0.0
1,390 (1)	OrthoPediatrics Corp.	26,591	0.0
3,353 (1)	Oruka Therapeutics, Inc.	319,105	0.2
10,514 (1)	Ovid therapeutics, Inc.	28,283	0.0
5,249 (1)	Owens & Minor, Inc.	17,952	0.0
20,271 (1)	Pacific Biosciences of California, Inc.	34,055	0.0
2,714 (1)	Pacira BioSciences, Inc.	68,854	0.0
3,105 (1)	PACS Group, Inc.	132,397	0.1
10,274 (1)	Palisade Bio, Inc.	21,473	0.0
736 (1)	Palvella Therapeutics, Inc.	112,476	0.1
5,514 (1)	Pediatrix Medical Group, Inc.	139,670	0.1
See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,317 (1)	Pennant Group, Inc.	$85,613	0.0
9,403	Perrigo Co. PLC	97,697	0.1
4,614 (1)	Personalis, Inc.	61,828	0.0
7,389 (1)	Perspective Therapeutics, Inc.	25,196	0.0
3,425 (1)	Phathom Pharmaceuticals, Inc.	37,161	0.0
1,419	Phibro Animal Health Corp. - Class A	44,557	0.0
3,519 (1)	Phreesia, Inc.	36,210	0.0
1,673 (1)	Praxis Precision Medicines, Inc.	560,104	0.3
12,998 (1)	Precigen, Inc.	74,089	0.0
3,159 (1)	Prestige Consumer Healthcare, Inc.	149,326	0.1
6,927 (1)	Prime Medicine, Inc.	25,561	0.0
7,996 (1)	Privia Health Group, Inc.	205,737	0.1
3,774 (1)	PROCEPT BioRobotics Corp.	85,217	0.0
4,707 (1)	Progyny, Inc.	135,703	0.1
4,098 (1)	Protagonist Therapeutics, Inc.	502,333	0.2
4,029 (1)	Protara Therapeutics, Inc.	15,391	0.0
3,338 (1)	Prothena Corp. PLC	32,679	0.0
5,500 (1)	PTC Therapeutics, Inc.	448,635	0.2
1,295 (1)	Pulse Biosciences, Inc.	35,910	0.0
3,315 (1)	Puma Biotechnology, Inc.	26,885	0.0
4,650 (1)	QuidelOrtho Corp.	81,445	0.0
4,748 (1)	RadNet, Inc.	292,809	0.1
2,074 (1)	Rapport Therapeutics, Inc.	86,424	0.1
34,182 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	125,448	0.1
3,331 (1)	REGENXBIO, Inc.	39,905	0.0
10,780 (1)	Relay Therapeutics, Inc.	201,694	0.1
6,413 (1)	Relmada Therapeutics, Inc.	44,378	0.0
5,301 (1)	Replimune Group, Inc.	58,682	0.0
5,390 (1)	Rezolute, Inc.	28,028	0.0
3,677 (1)	Rhythm Pharmaceuticals, Inc.	408,257	0.2
1,217 (1)	Rigel Pharmaceuticals, Inc.	47,609	0.0
6,469 (1)	Rocket Pharmaceuticals, Inc.	22,124	0.0
3,018 (1)	RxSight, Inc.	14,547	0.0
3,241 (1)	SAB Biotherapeutics, Inc.	12,640	0.0
4,056 (1)	Sagimet Biosciences, Inc. - Class A	31,353	0.0
12,461 (1)(2)	Sana Biotechnology, Inc.	43,489	0.0
6,918 (1)	Sarepta Therapeutics, Inc.	124,316	0.1
10,552 (1)	Savara, Inc.	65,000	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,450 (1)	Scholar Rock Holding Corp.	$409,750	0.2
3,882 (1)	Schrodinger, Inc./ United States	63,082	0.0
12,614 (1)(2)	SELLAS Life Sciences Group, Inc.	186,183	0.1
2,978 (1)	Senseonics Holdings, Inc.	16,915	0.0
1,523 (1)	Septerna, Inc.	51,005	0.0
4,248 (1)	Shattuck Labs, Inc.	29,481	0.0
812 (1)	Shoulder Innovations, Inc.	16,467	0.0
3,059 (1)	SI-BONE, Inc.	49,923	0.0
3,396	SIGA Technologies, Inc.	12,361	0.0
3,139 (1)	Sight Sciences, Inc.	17,013	0.0
1,225 (1)	Simulations Plus, Inc.	22,430	0.0
1,252 (1)	Sionna Therapeutics, Inc.	55,075	0.0
5,374 (1)	Solid Biosciences, Inc.	53,686	0.0
1,920 (1)	Sonida Senior Living, Inc.	78,336	0.0
894 (1)	SpyGlass Pharma, Inc.	19,900	0.0
4,958 (1)	Spyre Therapeutics, Inc.	440,171	0.2
2,278 (1)	STAAR Surgical Co.	65,356	0.0
3,704 (1)	Stoke Therapeutics, Inc.	121,195	0.1
4,831 (1)	Strata Critical Medical, Inc	25,459	0.0
4,235 (1)(2)	Strive, Inc. - Class A	46,204	0.0
3,720 (1)	Supernus Pharmaceuticals, Inc.	173,017	0.1
5,307 (1)	Surgery Partners, Inc.	89,158	0.1
584 (1)	Surrozen, Inc.	15,155	0.0
1,104 (1)	Sutro Biopharma, Inc.	36,653	0.0
5,960 (1)	Syndax Pharmaceuticals, Inc.	130,286	0.1
1,603 (1)	Tactile Systems Technology, Inc.	47,737	0.0
9,623 (1)	Talkspace, Inc.	50,040	0.0
4,676 (1)	Tandem Diabetes Care, Inc.	70,561	0.0
9,384 (1)	Tango Therapeutics, Inc.	293,344	0.1
2,792 (1)	Tarsus Pharmaceuticals, Inc.	175,728	0.1
16,115 (1)	Taysha Gene Therapies, Inc.	109,743	0.1
735 (1)(2)	Tectonic Therapeutic, Inc.	25,266	0.0
12,085 (1)	Teladoc Health, Inc.	102,481	0.1
1,811 (1)	Tenax Therapeutics, Inc.	26,350	0.0
9,672 (1)	TG Therapeutics, Inc.	531,380	0.3
2,783 (1)	Theravance Biopharma, Inc.	47,311	0.0
1,782 (3)	Third Harmonic Bio, Inc.	—	—

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,093 (1)	Tonix Pharmaceuticals Holding Corp.	$13,947	0.0
2,275 (1)	TransMedics Group, Inc.	151,105	0.1
5,947 (1)	Travere Therapeutics, Inc.	337,849	0.2
7,199 (1)	Trevi Therapeutics, Inc.	134,261	0.1
3,620 (1)	TriSalus Life Sciences, Inc.	16,471	0.0
4,131 (1)	Twist Bioscience Corp.	424,997	0.2
2,479 (1)	Tyra Biosciences, Inc.	79,179	0.0
504 (1)	UFP Technologies, Inc.	133,626	0.1
6,466 (1)	Ultragenyx Pharmaceutical, Inc.	215,900	0.1
1,839 (1)	Unicycive Therapeutics, Inc.	8,625	0.0
2,537 (1)	Upstream Bio, Inc.	17,556	0.0
2,859 (1)	UroGen Pharma Ltd.	105,211	0.1
999	US Physical Therapy, Inc.	68,611	0.0
3,906 (1)	Vanda Pharmaceuticals, Inc.	23,905	0.0
3,102 (1)	Varex Imaging Corp.	32,354	0.0
8,768 (1)	Vaxcyte, Inc.	509,684	0.2
4,262 (1)	Vera Therapeutics, Inc.	182,882	0.1
5,387 (1)	Veracyte, Inc.	316,378	0.2
1,453 (1)	VeraDermics, Inc.	178,632	0.1
5,705 (1)	Verastem, Inc.	21,793	0.0
3,440 (1)	Vericel Corp.	153,046	0.1
2,606 (1)	Viemed Healthcare, Inc.	29,708	0.0
8,343 (1)	Vir Biotechnology, Inc.	85,015	0.0
6,043 (1)	Viridian Therapeutics, Inc.	111,010	0.1
2,760 (1)	Vor BioPharma, Inc.	50,812	0.0
4,394 (1)	Voyager Therapeutics, Inc.	15,379	0.0
9,352 (1)	WaVe Life Sciences Ltd.	54,335	0.0
7,392 (1)	Waystar Holding Corp.	151,758	0.1
5,770 (1)	X4 Pharmaceuticals, Inc.	26,946	0.0
4,791 (1)	Xencor, Inc.	77,135	0.0
6,507 (1)	Xenon Pharmaceuticals, Inc.	392,763	0.2
11,645 (1)	Xeris Biopharma Holdings, Inc.	92,228	0.1
653 (1)	XOMA Corp.	27,752	0.0
3,008 (1)(2)	Z Squared, Inc.	31,825	0.0
1,936 (1)	Zenas Biopharma, Inc.	49,136	0.0
3,545 (1)	Zentalis Pharmaceuticals, Inc.	17,193	0.0
3,961 (1)	Zevra Therapeutics, Inc.	56,801	0.0
4,282 (1)	Zura Bio Ltd.	25,264	0.0
3,236 (1)	Zymeworks, Inc.	84,589	0.0
		42,894,375	19.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 14.8%
9,874 (1)	3D Systems Corp.	$29,819	0.0
2,659 (1)	AAR Corp.	380,051	0.2
3,853	ABM Industries, Inc.	170,457	0.1
6,456	ACCO Brands Corp.	26,857	0.0
12,318 (1)	Acuren Corp.	99,653	0.1
11,504 (1)	ACV Auctions, Inc. - Class A	82,714	0.0
2,707	Aebi Schmidt Holding AG	33,973	0.0
2,847 (1)	AerSale Corp.	17,993	0.0
1,199 (1)(2)	Aevex Corp. - Class A	25,047	0.0
696	Alamo Group, Inc.	114,485	0.1
1,945	Albany International Corp. - Class A	144,903	0.1
1,642 (1)	Allegiant Travel Co.	193,099	0.1
2,983 (1)	Alliance Laundry Holdings, Inc.	79,109	0.0
1,017	Allient, Inc.	104,680	0.1
1,792 (1)	Alta Equipment Group, Inc.	11,594	0.0
2,228 (1)	Ameresco, Inc. - Class A	61,493	0.0
3,171 (1)	American Superconductor Corp.	131,628	0.1
9,210 (1)	Amprius Technologies, Inc.	127,651	0.1
1,446	Apogee Enterprises, Inc.	66,140	0.0
1,487	ArcBest Corp.	213,444	0.1
44,673 (1)	Archer Aviation, Inc. - Class A	211,303	0.1
3,295	Arcosa, Inc.	478,731	0.2
915	Argan, Inc.	730,673	0.3
10,410 (1)	Array Technologies, Inc.	77,138	0.0
1,593	Astec Industries, Inc.	97,476	0.1
2,136 (1)	Astronics Corp.	173,571	0.1
2,308 (1)	Asure Software, Inc.	18,326	0.0
2,301	Atkore, Inc.	174,968	0.1
5,512	Atmus Filtration Technologies, Inc.	281,057	0.1
1,995	AZZ, Inc.	309,325	0.2
8,965 (1)	Babcock & Wilcox Enterprises, Inc.	126,406	0.1
1,694	Barrett Business Services, Inc.	60,171	0.0
2,327 (1)	Beta Technologies, Inc. - Class A	38,977	0.0
2,241 (1)	BlackSky Technology, Inc.	62,569	0.0
2,130 (1)	Blue Bird Corp.	168,185	0.1
558 (1)	BlueLinx Holdings, Inc.	34,529	0.0
2,411	Boise Cascade Co.	187,166	0.1
1,098 (1)	Bowman Consulting Group Ltd.	32,062	0.0
4,902 (1)	BrightView Holdings, Inc.	69,461	0.0
2,748	Brink’s Co.	259,659	0.1
4,842	Brookfield Business Corp. - Class A	144,534	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,143	Cadre Holdings, Inc.	$61,097	0.0
1,141 (1)(2)	Cardinal Infrastructure Group, Inc. - Class A	107,482	0.1
4,248 (1)	Casella Waste Systems, Inc. - Class A	411,929	0.2
3,300 (1)	CBIZ, Inc.	105,864	0.1
3,521 (1)	CECO Environmental Corp.	319,496	0.2
5,879 (1)	Centuri Holdings, Inc.	177,781	0.1
1,150 (1)	Cimpress PLC	116,955	0.1
856 (1)	Civeo Corp.	29,960	0.0
23,849 (1)(2)	Clarivate PLC	51,514	0.0
2,148	Columbus McKinnon Corp.	32,499	0.0
2,891	Concentrix Corp.	64,773	0.0
1,746 (1)	Concrete Pumping Holdings, Inc.	21,039	0.0
11,814 (1)	Conduent, Inc.	17,248	0.0
3,226 (1)	Construction Partners, Inc. - Class A	383,152	0.2
6,563 (1)	CoreCivic, Inc.	199,384	0.1
3,265	Costamare, Inc.	45,775	0.0
1,115	Covenant Logistics Group, Inc.	49,261	0.0
424	CRA International, Inc.	60,335	0.0
1,081	CSW Industrials, Inc.	300,842	0.1
4,364 (1)	Custom Truck One Source, Inc.	51,539	0.0
3,004	Deluxe Corp.	71,736	0.0
867 (1)	Distribution Solutions Group, Inc.	23,712	0.0
1,620	Douglas Dynamics, Inc.	87,399	0.0
935 (1)	Ducommun, Inc.	173,171	0.1
874 (1)	DXP Enterprises, Inc.	147,479	0.1
688 (1)	Elmet Group Co.	13,581	0.0
3,648 (1)	Energy Recovery, Inc.	32,905	0.0
9,505 (1)	Energy Vault Holdings, Inc.	44,769	0.0
3,508	Enerpac Tool Group Corp.	125,797	0.1
2,489	EnerSys	581,978	0.3
1,862	Ennis, Inc.	39,568	0.0
13,520 (1)(2)	Enovix Corp.	82,066	0.0
1,433	EnPro Industries, Inc.	540,141	0.3
1,788 (1)	Enviri Corp.	39,247	0.0
23,017 (1)(2)	Eos Energy Enterprises, Inc.	135,340	0.1
1,759	ESCO Technologies, Inc.	615,720	0.3
7,703 (1)	Eve Holding, Inc.	19,335	0.0
3,243	Exponent, Inc.	190,559	0.1
1,904 (1)(2)	Falcon’s Beyond Global, Inc. - Class A	34,120	0.0
4,060	Federal Signal Corp.	521,669	0.2
5,318 (1)	Firefly Aerospace, Inc.	156,349	0.1
5,396 (1)(2)	First Advantage Corp.	97,398	0.1
5,830 (1)	Fluence Energy, Inc.	115,900	0.1
9,606 (1)	Fluor Corp.	503,258	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,574 (1)	Forward Air Corp.	$21,265	0.0
778 (1)	Franklin Covey Co.	19,084	0.0
2,532	Franklin Electric Co., Inc.	271,405	0.1
4,255 (1)	Frontier Group Holdings, Inc.	33,657	0.0
7,838	FTAI Infrastructure, Inc.	36,368	0.0
3,631 (1)	FuelCell Energy, Inc.	130,752	0.1
2,382	GATX Corp.	422,067	0.2
2,359	Genco Shipping & Trading Ltd.	58,456	0.0
8,537 (1)	GEO Group, Inc.	252,268	0.1
2,033 (1)	Gibraltar Industries, Inc.	91,688	0.1
1,173	Global Industrial Co.	39,249	0.0
1,472	Gorman-Rupp Co.	135,041	0.1
727 (1)	Graham Corp.	89,995	0.0
2,941	Granite Construction, Inc.	464,913	0.2
2,036	Greenbrier Cos., Inc.	99,784	0.1
2,578	Griffon Corp.	251,432	0.1
4,667 (1)	Healthcare Services Group, Inc.	114,622	0.1
2,968	Heartland Express, Inc.	45,173	0.0
2,237	Helios Technologies, Inc.	199,652	0.1
2,233	Herc Holdings, Inc.	320,078	0.2
8,649 (1)(2)	Hertz Global Holdings, Inc.	19,590	0.0
13,555 (1)	Hillman Solutions Corp.	114,404	0.1
2,372	Himalaya Shipping Ltd.	31,690	0.0
4,810	HNI Corp.	194,372	0.1
3,938	Hub Group, Inc. - Class A	172,445	0.1
3,196 (1)	Hudson Technologies, Inc.	18,345	0.0
1,102 (1)	Huron Consulting Group, Inc.	99,356	0.1
8,681 (1)	Hyliion Holdings Corp.	45,228	0.0
878	Hyster-Yale Materials Handling, Inc.	30,783	0.0
761 (1)	IBEX Holdings Ltd.	23,112	0.0
1,214	ICF International, Inc.	88,452	0.0
2,116 (1)	Innodata, Inc.	159,927	0.1
1,054 (1)	Innovative Solutions and Support, Inc.	18,972	0.0
2,470	Insperity, Inc.	102,036	0.1
1,300	Insteel Industries, Inc.	39,260	0.0
3,911	Interface, Inc.	140,170	0.1
8,525 (1)(2)	Intuitive Machines, Inc.	182,350	0.1
9,083 (1)	Janus International Group, Inc.	50,411	0.0
22,925 (1)	JetBlue Airways Corp.	131,360	0.1
45,112 (1)	Joby Aviation, Inc.	402,399	0.2
3,527	John Bean Technologies Corp.	511,415	0.2
796	Kadant, Inc.	250,127	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,355	Kelly Services, Inc. - Class A	$28,919	0.0
5,145	Kennametal, Inc.	180,332	0.1
1,188	Kforce, Inc.	55,741	0.0
3,413	Korn Ferry	227,238	0.1
742 (1)	L B Foster Co. - Class A	33,516	0.0
8,179 (1)	Legalzoom.com, Inc.	50,137	0.0
3,916 (1)	Legence Corp. - Class A	333,761	0.2
755 (1)	Limbach Holdings, Inc.	58,135	0.0
692	Lindsay Corp.	85,670	0.0
1,652 (1)	Liquidity Services, Inc.	64,626	0.0
2,368	LSI Industries, Inc.	62,941	0.0
2,124	Luxfer Holdings PLC	38,317	0.0
2,755 (1)	Manitowoc Co., Inc.	38,267	0.0
3,122	ManpowerGroup, Inc.	105,430	0.1
3,966	Marten Transport Ltd.	68,810	0.0
13,546 (1)	Masterbrand, Inc.	139,388	0.1
2,066 (1)	Matrix Service Co.	28,304	0.0
2,029	Matson, Inc.	390,035	0.2
2,130	Matthews International Corp. - Class A	57,340	0.0
3,588	Maximus, Inc.	192,891	0.1
1,013 (1)	Mayville Engineering Co., Inc.	37,947	0.0
1,649	McGrath RentCorp	199,578	0.1
3,750 (1)	Mercury Systems, Inc.	458,738	0.2
14,989 (1)(2)	Microvast Holdings, Inc.	17,537	0.0
847	Miller Industries, Inc.	43,324	0.0
4,581	MillerKnoll, Inc.	93,727	0.1
1,366 (1)	Mistras Group, Inc.	23,864	0.0
2,339 (1)	Montrose Environmental Group, Inc.	47,271	0.0
1,900	Moog, Inc. - Class A	805,296	0.4
10,367	Mueller Water Products, Inc. - Class A	267,780	0.1
1,041 (1)	MYR Group, Inc.	520,916	0.2
2,938 (1)	NANO Nuclear Energy, Inc.	62,109	0.0
372	National Presto Industries, Inc.	46,496	0.0
5,706 (1)	Newpark Resources, Inc.	90,782	0.0
649 (1)	Northwest Pipe Co.	97,311	0.1
12,498 (1)	NOW, Inc.	162,099	0.1
21,713 (1)	NuScale Power Corp.	217,781	0.1
7,092 (1)	OPENLANE, Inc.	292,474	0.1
2,768 (1)	Orion Group Holdings, Inc.	46,558	0.0
2,593 (1)	Palladyne AI Corp.	15,765	0.0
1,331	Park Aerospace Corp.	50,791	0.0
830	Park-Ohio Holdings Corp.	31,914	0.0
1,407 (1)	Perma-Fix Environmental Services, Inc.	20,106	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
9,773	Pitney Bowes, Inc.	$171,223	0.1
91,309 (1)(2)	Plug Power, Inc.	247,447	0.1
593 (1)	Power Solutions International, Inc.	23,062	0.0
173	Preformed Line Products Co.	71,027	0.0
1,897 (1)	Proficient Auto Logistics, Inc.	12,919	0.0
1,650 (1)	Proto Labs, Inc.	134,492	0.1
2,449	Quad/Graphics, Inc.	20,645	0.0
3,227	Quanex Building Products Corp.	60,087	0.0
3,025 (1)	Radiant Logistics, Inc.	28,617	0.0
7,422 (1)(2)	Red Cat Holdings, Inc.	79,044	0.0
13,033 (1)	Redwire Corp.	159,394	0.1
1,072 (1)	Republic Airways Holdings, Inc.	22,523	0.0
9,165 (1)	Resideo Technologies, Inc.	285,032	0.1
270 (1)	Resolute Holdings Management, Inc.	39,023	0.0
12,659 (1)(2)	Richtech Robotics, Inc. - Class B	26,710	0.0
4,248	Rush Enterprises, Inc. - Class A	310,040	0.2
468	Rush Enterprises, Inc. - Class B	35,802	0.0
11,174 (1)	RXO, Inc.	308,291	0.2
4,725	Safe Bulkers, Inc.	29,815	0.0
6,399 (1)	Satellogic, Inc. - Class A	36,602	0.0
18,917 (1)	SES AI Corp.	18,164	0.0
11,435 (1)	Shoals Technologies Group, Inc. - Class A	113,207	0.1
5,593 (1)	Sidus Space, Inc. - Class A	15,716	0.0
2,671 (1)	SkyWest, Inc.	265,310	0.1
2,044 (1)(2)	Spire Global, Inc.	38,018	0.0
806	Standex International Corp.	288,282	0.1
15,569 (1)	Sunrun, Inc.	208,313	0.1
12,178 (1)	T1 Energy, Inc.	115,447	0.1
832 (1)	TAT Technologies Ltd.	40,127	0.0
1,733	Tecnoglass, Inc.	81,122	0.0
1,206	Tennant Co.	105,573	0.1
7,660	Terex Corp.	554,507	0.3
3,974 (1)	Titan International, Inc.	30,640	0.0
1,591 (1)	Titan Machinery, Inc.	33,602	0.0
641 (1)	Transcat, Inc.	59,466	0.0
1,902	TriNet Group, Inc.	94,130	0.1
5,379	Trinity Industries, Inc.	186,006	0.1
2,307 (1)	TrueBlue, Inc.	16,080	0.0
3,060	Tutor Perini Corp.	253,888	0.1
937	Twin Disc, Inc.	21,738	0.0
3,758	UFP Industries, Inc.	341,001	0.2
972	UniFirst Corp.	257,055	0.1
7,967 (1)	Upwork, Inc.	66,604	0.0
1,942 (1)	V2X, Inc.	144,796	0.1
1,112 (1)	Velo3D, Inc.	19,516	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,259 (1)	Verra Mobility Corp.	$43,601	0.0
6,264 (1)	Vestis Corp.	90,953	0.1
6,512 (1)(2)	Virgin Galactic Holdings, Inc.	18,820	0.0
3,466 (1)	Voyager Technologies, Inc. - Class A	111,779	0.1
1,883	VSE Corp.	430,266	0.2
2,774	Wabash National Corp.	37,449	0.0
3,981	Werner Enterprises, Inc.	173,611	0.1
973 (1)	Willdan Group, Inc.	76,964	0.0
258	Willis Lease Finance Corp.	59,030	0.0
2,113	Worthington Industries, Inc.	113,595	0.1
3,087 (1)	Xometry, Inc. - Class A	297,957	0.1
1,282 (1)(2)	York Space Systems, Inc.	31,563	0.0
10,013	Zurn Elkay Water Solutions Corp.	505,957	0.2
		32,126,962	14.8

	Information Technology: 14.2%
10,265 (1)	8x8, Inc.	17,553	0.0
2,190 (1)	908 Devices, Inc.	19,053	0.0
4,846	A10 Networks, Inc.	181,047	0.1
6,860 (1)	ACI Worldwide, Inc.	344,989	0.2
3,593 (1)	ACM Research, Inc. - Class A	455,916	0.2
7,428	Adeia, Inc.	244,604	0.1
5,145 (1)	ADTRAN Holdings, Inc.	71,515	0.0
2,038 (1)	Aehr Test Systems	195,770	0.1
898 (1)(2)	Aeluma, Inc.	19,828	0.0
2,479 (1)	Aeva Technologies, Inc.	71,197	0.0
1,771 (1)	Agilysys, Inc.	185,069	0.1
3,187 (1)	Alarm.com Holdings, Inc.	148,897	0.1
4,618 (1)(2)	Alkami Technology, Inc.	83,678	0.0
1,663 (1)	Alpha & Omega Semiconductor Ltd.	78,710	0.0
2,840 (1)	Ambarella, Inc.	243,672	0.1
1,245 (1)	Ambiq Micro, Inc.	109,933	0.1
6,758 (1)	Amplitude, Inc. - Class A	51,699	0.0
859 (1)	Amtech Systems, Inc.	19,826	0.0
2,725 (1)	Appian Corp. - Class A	62,402	0.0
7,302 (1)	Arlo Technologies, Inc.	98,431	0.1
2,348 (1)	Arteris, Inc.	114,089	0.1
6,725 (1)	Asana, Inc. - Class A	47,075	0.0
2,755 (1)	ASGN, Inc.	49,232	0.0
2,608 (1)	Atomera, Inc.	22,716	0.0
11,545 (1)	AvePoint, Inc.	129,419	0.1
879 (1)	Aviat Networks, Inc.	19,514	0.0
2,089 (1)	Axcelis Technologies, Inc.	395,761	0.2
4,159 (1)	AXT, Inc.	299,781	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,973 (1)	Backblaze, Inc. - Class A	$63,012	0.0
1,976	Badger Meter, Inc.	293,199	0.1
911	Bel Fuse, Inc. - Class B	303,399	0.1
2,604	Belden, Inc.	312,246	0.2
2,402	Benchmark Electronics, Inc.	237,005	0.1
32,683 (1)(2)	BigBear.ai Holdings, Inc.	119,947	0.1
6,643 (1)	BigCommerce Holdings, Inc.	19,663	0.0
22,105 (1)	Bit Digital, Inc.	39,789	0.0
8,659 (1)	Bitdeer Technologies Group - Class A	137,418	0.1
220 (1)	BK Technologies Corp.	18,916	0.0
2,476 (1)	Blackbaud, Inc.	73,339	0.0
3,374 (1)	Blackline, Inc.	94,708	0.1
13,477 (1)	Blend Labs, Inc. - Class A	23,046	0.0
9,130 (1)	Box, Inc. - Class A	242,310	0.1
6,426 (1)	Braze, Inc. - Class A	139,380	0.1
9,278 (1)	C3.ai, Inc. - Class A	84,337	0.0
3,932 (1)	Calix, Inc.	146,742	0.1
3,288 (1)	Canadian Solar, Inc.	52,674	0.0
3,056 (1)	Cerence, Inc.	34,594	0.0
1,866 (1)	CEVA, Inc.	88,001	0.0
22,604 (1)	Cipher Mining, Inc.	553,798	0.3
16,830 (1)	Cleanspark, Inc.	244,876	0.1
6,355	Clear Secure, Inc. - Class A	354,164	0.2
792 (1)	Clearfield, Inc.	31,514	0.0
1,203	Climb Global Solutions, Inc.	27,922	0.0
3,118 (1)	Cohu, Inc.	230,451	0.1
14,670	CommScope Holding Co., Inc.	187,483	0.1
2,977 (1)	CommVault Systems, Inc.	421,930	0.2
12,061 (2)	CompoSecure, Inc. - Class A	191,167	0.1
1,276 (1)	Consensus Cloud Solutions, Inc.	48,679	0.0
20,898 (1)	Core Scientific, Inc.	534,780	0.3
3,168 (1)	Corsair Gaming, Inc.	30,635	0.0
3,338	Crane Holdings Co.	170,772	0.1
1,938	CTS Corp.	126,338	0.1
91 (1)	Daily Journal Corp.	54,708	0.0
2,742 (1)	Daktronics, Inc.	53,633	0.0
1,495 (1)(2)	Diebold Nixdorf, Inc.	127,105	0.1
2,523 (1)	Digi International, Inc.	189,099	0.1
7,540 (1)	Digital Turbine, Inc.	97,266	0.1
3,068 (1)	Diodes, Inc.	335,762	0.2
9,392 (1)	DoubleVerify Holdings, Inc.	101,809	0.1
1,899 (1)	Duos Technologies Group, Inc.	22,788	0.0
24,574 (1)	D-Wave Quantum, Inc.	589,530	0.3
11,635 (1)	DXC Technology Co.	102,970	0.1

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,325 (1)	Eastman Kodak Co.	$40,006	0.0
1,763	ePlus, Inc.	146,734	0.1
1,215 (1)(2)	EverCommerce, Inc.	12,223	0.0
1,304 (1)	Everspin Technologies, Inc.	31,531	0.0
11,080 (1)	Evolv Technologies Holdings, Inc.	64,264	0.0
8,625 (1)	Extreme Networks, Inc.	279,191	0.1
10,230 (1)	Fastly, Inc. - Class A	187,823	0.1
5,093 (1)	Five9, Inc.	108,583	0.1
4,448 (1)	Forward Industries, Inc.	18,771	0.0
468 (1)	Frequency Electronics, Inc.	31,052	0.0
14,142 (1)	Freshworks, Inc. - Class A	143,117	0.1
2,907 (1)	Globant SA	84,129	0.0
4,972 (1)	Grid Dynamics Holdings, Inc.	28,241	0.0
2,228 (1)	GSI Technology, Inc.	17,222	0.0
1,993	Hackett Group, Inc.	21,465	0.0
7,353 (1)	Harmonic, Inc.	120,074	0.1
6,876 (1)	Hut 8 Corp.	793,800	0.4
1,612 (1)	I3 Verticals, Inc. - Class A	34,432	0.0
2,342 (1)	Ichor Holdings Ltd.	262,960	0.1
2,093	Immersion Corp.	14,170	0.0
1,953 (1)	Impinj, Inc.	279,728	0.1
14,512 (1)(2)	indie Semiconductor, Inc. - Class A	65,159	0.0
7,825 (1)(2)	Infleqtion, Inc.	104,229	0.1
1,913 (1)	Insight Enterprises, Inc.	233,003	0.1
3,822 (1)	Intapp, Inc.	96,353	0.1
1,738 (2)	InterDigital, Inc.	492,080	0.2
2,942 (1)	Itron, Inc.	254,571	0.1
7,274 (1)	JFrog Ltd.	661,061	0.3
39,303 (1)	Keel Infrastructure Corp.	225,599	0.1
1,783 (1)	Kimball Electronics, Inc.	45,645	0.0
5,724 (1)	Knowles Corp.	237,431	0.1
11,791 (1)	Kopin Corp.	52,824	0.0
3,453	Kulicke & Soffa Industries, Inc.	461,873	0.2
2,630 (1)	Lantronix, Inc.	15,464	0.0
1,274 (1)(2)	Life360, Inc.	70,529	0.0
3,729 (1)	LightPath Technologies, Inc. - Class A	60,969	0.0
10,742 (1)	Lightwave Logic, Inc.	101,619	0.1
4,148 (1)	LiveRamp Holdings, Inc.	156,131	0.1
25,795 (1)	Marathon Digital Holdings, Inc.	358,292	0.2
5,765 (1)	MaxLinear, Inc.	738,093	0.3
4,560 (1)(2)	Mercurity Fintech Holding, Inc.	19,927	0.0
2,409	Methode Electronics, Inc.	45,699	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
16,092 (1)	Mirion Technologies, Inc.	$288,530	0.1
3,097 (1)	Mitek Systems, Inc.	62,343	0.0
298 (1)	M-Tron Industries, Inc.	29,547	0.0
5,564 (1)	N-able, Inc.	20,420	0.0
2,337	Napco Security Technologies, Inc.	88,759	0.0
12,267 (1)	Navitas Semiconductor Corp.	219,825	0.1
7,159 (1)	nCino, Inc.	117,050	0.1
4,894 (1)	NCR Atleos Corp.	212,448	0.1
9,529 (1)	NCR Corp.	77,852	0.0
1,822 (1)	NETGEAR, Inc.	42,544	0.0
4,749 (1)	NetScout Systems, Inc.	206,819	0.1
6,790 (1)	NextNav, Inc.	121,066	0.1
3,728 (1)	nLight, Inc.	259,543	0.1
2,413 (1)	Novanta, Inc.	391,485	0.2
341	NVE Corp.	35,652	0.0
32,459 (1)	Ondas, Inc.	267,462	0.1
1,522 (1)	One Stop Systems, Inc.	27,670	0.0
2,656	OneSpan, Inc.	38,114	0.0
1,916 (1)	Ooma, Inc.	36,825	0.0
1,064 (1)	OSI Systems, Inc.	232,697	0.1
4,172 (1)	Ouster, Inc.	260,833	0.1
5,587 (1)	PagerDuty, Inc.	53,915	0.0
2,874 (1)	PAR Technology Corp.	50,065	0.0
773	PC Connection, Inc.	56,421	0.0
2,221 (1)	PDF Solutions, Inc.	157,225	0.1
3,344 (1)	Penguin Solutions, Inc.	254,177	0.1
3,879 (1)	Photronics, Inc.	126,184	0.1
1,801 (1)	Plexus Corp.	541,507	0.3
6,567 (1)	Porch Group, Inc.	98,768	0.1
3,729	Power Integrations, Inc.	312,341	0.2
9,094 (1)	Powerfleet, Inc. NJ	34,830	0.0
2,842 (1)	Progress Software Corp.	95,434	0.1
4,246 (1)	Q2 Holdings, Inc.	204,233	0.1
2,420 (1)	Qualys, Inc.	332,726	0.2
13,692 (1)(2)	Quantum Computing, Inc.	132,812	0.1
1,197 (1)	QuickLogic Corp.	23,904	0.0
6,176 (1)	Rackspace Technology, Inc.	40,329	0.0
4,672 (1)	Rapid7, Inc.	37,843	0.0
3,819 (1)	REalloys, Inc.	55,185	0.0
819 (1)	Red Violet, Inc.	52,187	0.0
634 (1)	RF Industries Ltd.	13,447	0.0
7,596 (1)	Ribbon Communications, Inc.	17,775	0.0
979	Richardson Electronics Ltd./United States	18,611	0.0
22,303 (1)	Rigetti Computing, Inc.	430,894	0.2
4,183 (1)	Rimini Street, Inc.	17,820	0.0
23,763 (1)	Riot Platforms, Inc.	650,631	0.3
1,207 (1)	Rogers Corp.	197,622	0.1
1,463 (1)	ScanSource, Inc.	76,208	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,107 (1)	ServiceTitan, Inc. - Class A	$290,406	0.1
290 (1)(2)	SharonAI Holdings, Inc.	24,551	0.0
2,199 (1)	Silicon Laboratories, Inc.	480,613	0.2
2,491 (1)	SkyWater Technology, Inc.	86,737	0.0
13,779 (1)	SmartRent, Inc.	16,397	0.0
26,587 (1)(2)	SoundHound AI, Inc. - Class A	172,018	0.1
7,893 (1)	Sprinklr, Inc. - Class A	40,728	0.0
4,173 (1)	Sprout Social, Inc. - Class A	31,506	0.0
2,486 (1)	SPS Commerce, Inc.	142,125	0.1
2,591 (1)	Synaptics, Inc.	321,880	0.2
4,283 (1)	Telos Corp.	19,702	0.0
7,657 (1)	Tenable Holdings, Inc.	282,390	0.1
6,349 (1)	Teradata Corp.	219,993	0.1
1,684 (1)	TSS, Inc.	20,713	0.0
1,152 (1)	Turtle Beach Corp.	14,342	0.0
3,001 (1)	Ultra Clean Holdings, Inc.	427,913	0.2
5,464 (1)	Unisys Corp.	19,998	0.0
3,052 (1)	Unusual Machines, Inc.	68,060	0.0
7,617 (1)	Varonis Systems, Inc.	319,609	0.2
4,012 (1)	Veeco Instruments, Inc.	304,110	0.1
5,038 (1)	Vertex, Inc. - Class A	57,836	0.0
3,664 (1)	Via Transportation, Inc. - Class A	66,465	0.0
1,409 (1)	Viant Technology, Inc. - Class A	17,838	0.0
8,457 (1)	Viasat, Inc.	759,523	0.4
8,187	Vishay Intertechnology, Inc.	440,297	0.2
816 (1)	Vishay Precision Group, Inc.	122,327	0.1
5,028 (1)	Vuzix Corp.	14,581	0.0
4,950 (1)	Weave Communications, Inc.	29,650	0.0
765 (1)(2)	Whitefiber, Inc.	29,720	0.0
1,924 (1)	Wolfspeed, Inc.	92,833	0.1
3,483 (1)	Workiva, Inc.	168,960	0.1
8,353	Xerox Holdings Corp.	26,145	0.0
3,502 (1)	Xperi, Inc.	28,821	0.0
6,592 (1)	Yext, Inc.	30,785	0.0
15,111 (1)	Zeta Global Holdings Corp. - Class A	297,384	0.1
		30,957,881	14.2

	Materials: 4.2%
1,898	AdvanSix, Inc.	37,732	0.0
714 (1)	Alpha Metallurgical Resources, Inc.	117,767	0.1
5,116 (1)	Alto Ingredients, Inc.	29,161	0.0
8,774 (1)	American Battery Technology Co.	24,830	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
1,277 (1)	Ampco-Pittsburgh Corp.	$11,046	0.0
9,914	Ardagh Metal Packaging SA	46,992	0.0
3,094	Ashland, Inc.	203,864	0.1
7,878 (1)	ASP Isotopes, Inc.	49,001	0.0
4,768 (1)	Aspen Aerogels, Inc.	30,229	0.0
6,200	Avient Corp.	229,152	0.1
2,172	Balchem Corp.	366,959	0.2
3,458	Cabot Corp.	314,056	0.2
1,177 (2)	Caledonia Mining Corp. PLC	22,481	0.0
4,659 (1)	Century Aluminum Co.	214,361	0.1
10,256	Chemours Co.	210,453	0.1
1,283 (1)	Clearwater Paper Corp.	20,117	0.0
7,436	Commercial Metals Co.	466,609	0.2
2,153 (1)	Compass Minerals International, Inc.	67,023	0.0
8,940 (1)	Constellium SE	284,918	0.1
1,823 (1)	Contango ORE, Inc.	28,785	0.0
4,513 (1)(2)	Critical Metals Corp.	46,258	0.0
8,248 (1)	Dakota Gold Corp.	35,136	0.0
7,390 (1)	Ecovyst, Inc.	92,005	0.1
2,552 (2)	Elemental Royalty Corp.	44,558	0.0
8,518	Ferroglobe PLC	27,087	0.0
1,062 (1)	Flotek Industries, Inc.	24,978	0.0
8,522	FMC Corp.	98,003	0.1
514	Friedman Industries, Inc.	16,541	0.0
11,909 (1)	Gold Resource Corp.	15,005	0.0
1,922	Greif, Inc. - Class A	143,170	0.1
1,314	Hawkins, Inc.	186,719	0.1
3,696	HB Fuller Co.	215,440	0.1
11,201	Huntsman Corp.	118,955	0.1
3,647 (1)	Hycroft Mining Holding Corp. - Class A	85,340	0.1
1,048 (1)	Idaho Strategic Resources, Inc.	34,322	0.0
2,407 (1)	Ingevity Corp.	179,731	0.1
1,669	Innospec, Inc.	135,840	0.1
806 (1)	Intrepid Potash, Inc.	26,421	0.0
8,149 (1)	Ivanhoe Electric, Inc. / US	78,312	0.0
1,092	Kaiser Aluminum Corp.	213,628	0.1
3,873 (1)	Knife River Corp.	323,976	0.2
1,303	Koppers Holdings, Inc.	58,505	0.0
4,121 (1)	LSB Industries, Inc.	44,548	0.0
2,376 (1)	Magnera Corp.	27,918	0.0
1,393	Materion Corp.	414,264	0.2
3,890	Mativ Holdings, Inc.	29,447	0.0
3,511 (1)	McEwen, Inc.	63,654	0.0
2,104	Minerals Technologies, Inc.	155,633	0.1
2,610	Myers Industries, Inc.	92,159	0.1
9,632 (1)	NioCorp Developments Ltd.	46,426	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
23,301 (1)	Novagold Resources, Inc.	$139,107	0.1
10,391 (1)	O-I Glass, Inc.	100,065	0.1
4,156	Orion SA	27,554	0.0
10,144 (1)	Perimeter Solutions, Inc.	361,634	0.2
5,738 (1)	Perpetua Resources Corp.	119,121	0.1
9,786 (1)	PureCycle Technologies, Inc.	79,364	0.0
932	Quaker Chemical Corp.	148,067	0.1
3,298 (1)	Ramaco Resources, Inc. - Class A	43,633	0.0
3,509 (1)	Ranpak Holdings Corp.	25,651	0.0
4,460 (1)	Rayonier Advanced Materials, Inc.	35,056	0.0
3,042	Ryerson Holding Corp.	74,864	0.0
2,865	Sensient Technologies Corp.	353,226	0.2
14,682 (1)	SSR Mining, Inc.	415,207	0.2
1,529	Stepan Co.	85,196	0.1
5,795	SunCoke Energy, Inc.	46,650	0.0
2,241	Sylvamo Corp.	84,710	0.1
2,516 (1)	TimkenSteel Corp.	47,024	0.0
2,069	Titan America SA	38,608	0.0
2,146 (1)	Tredegar Corp.	17,082	0.0
1,846	TriMas Corp.	83,125	0.0
8,070	Tronox Holdings PLC	50,841	0.0
8,926 (1)(2)	United States Antimony Corp.	64,803	0.0
740	United States Lime & Minerals, Inc.	77,456	0.0
1,103 (1)	US Gold Corp.	16,909	0.0
12,922 (1)	USA Rare Earth, Inc.	278,857	0.1
10,460 (1)	Vista Gold Corp.	19,979	0.0
4,734 (2)	Vox Royalty Corp.	22,392	0.0
3,528	Warrior Met Coal, Inc.	286,332	0.1
2,230	Worthington Steel, Inc.	74,883	0.0
		9,066,911	4.2

	Real Estate: 5.7%
8,973	Acadia Realty Trust	187,625	0.1
156	Alexander’s, Inc.	42,987	0.0
3,511	American Assets Trust, Inc.	86,687	0.1
14,181	Apple Hospitality REIT, Inc.	238,383	0.1
5,607	Armada Hoffler Properties, Inc.	39,698	0.0
13,005	Brandywine Realty Trust	41,226	0.0
12,519	Broadstone Net Lease, Inc.	258,768	0.1
15,036	CareTrust REIT, Inc.	606,703	0.3
1,356	CBL & Associates Properties, Inc.	71,990	0.0
1,173	Centerspace	65,911	0.0
3,511	Chatham Lodging Trust	46,451	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
2,145	Community Healthcare Trust, Inc.	$39,211	0.0
47,954 (1)	Compass, Inc. - Class A	591,273	0.3
7,606	COPT Defense Properties	276,782	0.1
2,346	CTO Realty Growth, Inc.	50,462	0.0
6,585	Curbline Properties Corp.	200,184	0.1
16,234 (1)	Cushman & Wakefield Ltd.	217,373	0.1
13,808	DiamondRock Hospitality Co.	168,181	0.1
15,278	Diversified Healthcare Trust	142,085	0.1
10,935 (2)	Douglas Emmett, Inc.	129,033	0.1
3,039	Easterly Government Properties, Inc.	75,762	0.0
10,135	Empire State Realty Trust, Inc. - Class A	54,830	0.0
14,404	Essential Properties Realty Trust, Inc.	429,959	0.2
6,887	eXp World Holdings, Inc.	37,259	0.0
3,345	Farmland Partners, Inc.	32,380	0.0
1,481 (1)	Forestar Group, Inc.	46,874	0.0
7,282	Four Corners Property Trust, Inc.	178,773	0.1
1,884 (2)	FrontView REIT, Inc.	38,113	0.0
1,121 (1)	FRP Holdings, Inc.	28,014	0.0
3,920	Getty Realty Corp.	130,771	0.1
3,588	Gladstone Commercial Corp.	44,132	0.0
3,072 (2)	Gladstone Land Corp.	26,204	0.0
943 (2)	Global Medical REIT, Inc.	35,381	0.0
12,766	Global Net Lease, Inc.	114,128	0.1
7,375	Highwoods Properties, Inc.	222,430	0.1
3,679 (1)	Hudson Pacific Properties, Inc.	55,884	0.0
15,582	Independence Realty Trust, Inc.	260,064	0.1
4,214	Industrial Logistics Properties Trust	37,378	0.0
1,905	Innovative Industrial Properties, Inc.	118,072	0.1
5,149	InvenTrust Properties Corp.	182,275	0.1
4,290 (2)	JBG SMITH Properties	62,934	0.0
13,407	Kite Realty Group Trust	380,491	0.2
3,871	L.P. Industrial Trust	208,569	0.1
3,306	LTC Properties, Inc.	127,116	0.1
18,995	Macerich Co.	478,484	0.2
1,768	Marcus & Millichap, Inc.	55,109	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
3,215	National Health Investors, Inc.	$245,176	0.1
3,093 (1)	National Healthcare Properties, Inc.	45,312	0.0
1,807	NET Lease Office Properties	20,112	0.0
6,508 (2)	NetSTREIT Corp.	137,514	0.1
10,852	Newmark Group, Inc. - Class A	163,974	0.1
3,320 (2)	NexPoint Diversified Real Estate Trust	17,231	0.0
1,734	NexPoint Residential Trust, Inc.	48,413	0.0
1,845	One Liberty Properties, Inc.	45,055	0.0
62,756 (1)	Opendoor Technologies, Inc.	289,933	0.1
10,724	Outfront Media, Inc.	351,318	0.2
12,436	Park Hotels & Resorts, Inc.	177,213	0.1
7,554	Pebblebrook Hotel Trust	146,623	0.1
8,347	Phillips Edison & Co., Inc.	347,402	0.2
9,052 (1)	Piedmont Office Realty Trust, Inc. - Class A	82,826	0.0
2,091	Postal Realty Trust, Inc. - Class A	51,522	0.0
12,082 (1)	Real Brokerage, Inc.	21,989	0.0
8,663	RLJ Lodging Trust	102,657	0.1
1,312 (2)	RMR Group, Inc. - Class A	26,935	0.0
4,153	Ryman Hospitality Properties, Inc.	533,868	0.3
16,796	Sabra Health Care REIT, Inc.	327,690	0.2
4,025	Safehold, Inc.	63,192	0.0
1,214	Saul Centers, Inc.	45,391	0.0
40,268	Service Properties Trust	68,053	0.0
3,968	SITE Centers Corp.	15,753	0.0
4,849	SL Green Realty Corp.	251,033	0.1
3,797	Smartstop Self Storage REIT, Inc.	123,402	0.1
2,639	St Joe Co.	165,281	0.1
7,487	Summit Hotel Properties, Inc.	52,484	0.0
12,137	Sunstone Hotel Investors, Inc.	138,969	0.1
7,568	Tanger Factory Outlet Centers, Inc.	298,709	0.1
1,837 (1)	Tejon Ranch Co.	34,352	0.0
7,029	Terreno Realty Corp.	455,268	0.2
5,655	UMH Properties, Inc.	85,617	0.1
995	Universal Health Realty Income Trust	43,641	0.0
8,609	Urban Edge Properties	196,974	0.1
3,377	Whitestone REIT	64,028	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
6,434	Xenia Hotels & Resorts, Inc.	$130,996	0.1
		12,378,305	5.7

	Utilities: 2.6%
2,581	American States Water Co.	213,268	0.1
5,496	Avista Corp.	224,841	0.1
5,107	Black Hills Corp.	379,961	0.2
8,429	Brookfield Infrastructure Corp. - Class A	324,517	0.2
4,684 (1)	Cadiz, Inc.	19,579	0.0
3,998	California Water Service Group	194,503	0.1
1,647	Chesapeake Utilities Corp.	201,725	0.1
1,178	Consolidated Water Co. Ltd.	34,751	0.0
2,218	Genie Energy Ltd. - Class B	32,050	0.0
2,464 (1)	Hallador Energy Co.	42,849	0.0
11,161 (1)	Hawaiian Electric Industries, Inc.	151,008	0.1
2,524	MGE Energy, Inc.	205,807	0.1
1,327	Middlesex Water Co.	74,524	0.0
6,848	New Jersey Resources Corp.	383,762	0.2
2,945	Northwest Natural Holding Co.	144,482	0.1
4,143	NorthWestern Corp.	296,722	0.1
4,139	ONE Gas, Inc.	318,993	0.1
4,197	Ormat Technologies, Inc.	457,053	0.2
2,607	Otter Tail Corp.	234,578	0.1
6,735	PNM Resources, Inc.	382,413	0.2
7,751	Portland General Electric Co.	401,734	0.2
2,091 (1)	Pure Cycle Corp.	22,395	0.0
2,282 (2)	SJW Group	138,677	0.1
4,877	Southwest Gas Holdings, Inc.	432,492	0.2
3,873	Spire, Inc.	302,443	0.1
1,347	Unitil Corp.	70,973	0.0
1,282	York Water Co.	39,293	0.0
		5,725,393	2.6

	Total Common Stock (Cost $153,489,830)	214,314,597	98.6

RIGHTS: 0.0%
	Health Care: 0.0%
18,730 (3)(4)	Cartesian Therapeutics, Inc. CVR	3,371	0.0
8,741 (3)(4)	Chinook Therapeutics, Inc. CVR	3,409	0.0

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
RIGHTS: (continued)
	Health Care: (continued)
3,559 (3)(4)	Inhibrx, Inc. CVR	$14,628	0.0
		21,408	0.0

	Total Rights (Cost $—)	21,408	0.0

WARRANTS: 0.0%
	Health Care: 0.0%
165	Pulse Biosciences, Inc.	1,977	0.0

	Total Warrants (Cost $—)	1,977	0.0

	Total Long-Term Investments (Cost $153,489,830)	214,337,982	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Repurchase Agreements: 2.6%
1,202,668 (5)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,202,788, collateralized by various U.S. Government Securities, 4.125%, Market Value plus accrued interest $1,226,722, due 03/31/29)	1,202,668	0.6
1,516,428 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,516,580, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,546,757, due 04/07/28-06/20/56)	1,516,428	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,528,977 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,529,130, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,559,557, due 12/17/26-05/15/51)	$1,528,977	0.7
1,350,438 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,350,573, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,377,623, due 05/01/31-05/01/56)	1,350,438	0.6
	Total Repurchase Agreements (Cost $5,598,511)	5,598,511	2.6

	Time Deposits: 0.4%
166,969 (5)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	166,969	0.0
166,969 (5)	DZ Bank AG, 3.610%, 07/01/2026	166,969	0.1
166,969 (5)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	166,969	0.1
166,969 (5)	Mizuho Bank Ltd., 3.620%, 07/01/2026	166,969	0.0
166,969 (5)	Royal Bank of Canada, 3.670%, 07/01/2026	166,969	0.1
166,969 (5)	Societe Generale S.A., 3.630%, 07/01/2026	166,969	0.1
	Total Time Deposits (Cost $1,001,814)	1,001,814	0.4

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
2,619,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $2,619,000)	$2,619,000	1.2

	Total Short-Term Investments (Cost $9,219,325)	$9,219,325	4.2

	Total Investments in Securities (Cost $162,709,155)	$223,557,307	102.8
	Liabilities in Excess of Other Assets	(6,067,067)	(2.8)
	Net Assets	$217,490,240	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $24,555 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,118,712	$—	$—	$5,118,712
Consumer Discretionary	20,086,846	—	—	20,086,846
Consumer Staples	4,196,607	—	—	4,196,607
Energy	12,313,724	—	—	12,313,724
Financials	39,448,881	—	—	39,448,881
Health Care	42,891,228	—	3,147	42,894,375
Industrials	32,126,962	—	—	32,126,962
Information Technology	30,957,881	—	—	30,957,881
Materials	9,066,911	—	—	9,066,911
Real Estate	12,378,305	—	—	12,378,305
Utilities	5,725,393	—	—	5,725,393
Total Common Stock	214,311,450	—	3,147	214,314,597
Rights	—	—	21,408	21,408
Warrants	—	1,977	—	1,977
Short-Term Investments	2,619,000	6,600,325	—	9,219,325
Total Investments, at fair value	$216,930,450	$6,602,302	$24,555	$223,557,307
Other Financial Instruments+
Futures	146,578	—	—	146,578
Total Assets	$217,077,028	$6,602,302	$24,555	$223,703,885

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, Voya VACS Index Series SC Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Akero Therapeutics, Inc.	12/10/2025	$—	$3,147
Cartesian Therapeutics, Inc. CVR	12/12/2023	—	3,371
Chinook Therapeutics, Inc. CVR	8/14/2023	—	3,409
Inhibrx, Inc. CVR	5/31/2024	—	14,628
		$—	$24,555

At June 30, 2026, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	23	09/18/26	$3,502,440	$146,578
			$3,502,440	$146,578

See Accompanying Notes to Financial Statements

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$146,578
Total Asset Derivatives		$146,578

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$615,616
Total	$615,616

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$306,929
Total	$306,929

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $165,113,355.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$72,982,529
Gross Unrealized Depreciation	(14,391,999)
Net Unrealized Appreciation	$58,590,530

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

221493 (0626)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $402,290.88 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 8, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 8, 2026